UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Intermediate Government Income Fund Fidelity® Intermediate Government Income Fund : FSTGX

This semi-annual shareholder report contains information about Fidelity® Intermediate Government Income Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Government Income Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$505,942,565
Number of Holdings	207
Portfolio Turnover	150%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
1 - 1.99%	13.6
2 - 2.99%	7.7
3 - 3.99%	26.5
4 - 4.99%	44.7
5 - 5.99%	1.2
6 - 6.99%	0.8

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 80.7
CMOs and Other Mortgage Related Securities - 13.3
U.S. Government Agency Obligations - 3.0
Options - 0.2
U.S. Government Agency - Mortgage Securities - 0
Short-Term Investments and Net Other Assets (Liabilities) - 5.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	79.0
Freddie Mac Multifamily Structured pass-thru certificates	12.0
Federal Farm Credit Banks Funding Corp	3.0
US Treasury Bonds	1.7
Fannie Mae Mortgage pass-thru certificates	1.3
Ginnie Mae II Pool	0.9
Fannie Mae Guaranteed REMIC	0.9
Freddie Mac Gold Pool	0.6
Ginnie Mae I Pool	0.2
Freddie Mac Non Gold Pool	0.1
99.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915426.101    452-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Government Income Fund Fidelity® Government Income Fund : FGOVX

This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Income Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,544,152,608
Number of Holdings	1,815
Portfolio Turnover	197%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	6.7
2 - 2.99%	18.9
3 - 3.99%	34.9
4 - 4.99%	20.4
5 - 5.99%	6.0
6 - 6.99%	5.3
7 - 7.99%	0.0
8 - 8.99%	0.0
16 - 16.99%	0.0
17 - 17.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 51.1
CMOs and Other Mortgage Related Securities - 19.9
U.S. Government Agency - Mortgage Securities - 18.3
U.S. Government Agency Obligations - 2.9
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	32.7
US Treasury Bonds	18.4
Freddie Mac Multifamily Structured pass-thru certificates	14.8
Fannie Mae Mortgage pass-thru certificates	11.5
Freddie Mac Gold Pool	8.0
Ginnie Mae II Pool	5.7
Federal Farm Credit Banks Funding Corp	2.6
Fannie Mae Guaranteed REMIC	2.3
Ginnie Mae I Pool	1.9
Freddie Mac Non Gold Pool	1.0
98.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915404.101    54-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class Z : FIKPX

This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,544,152,608
Number of Holdings	1,815
Portfolio Turnover	197%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	6.7
2 - 2.99%	18.9
3 - 3.99%	34.9
4 - 4.99%	20.4
5 - 5.99%	6.0
6 - 6.99%	5.3
7 - 7.99%	0.0
8 - 8.99%	0.0
16 - 16.99%	0.0
17 - 17.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 51.1
CMOs and Other Mortgage Related Securities - 19.9
U.S. Government Agency - Mortgage Securities - 18.3
U.S. Government Agency Obligations - 2.9
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	32.7
US Treasury Bonds	18.4
Freddie Mac Multifamily Structured pass-thru certificates	14.8
Fannie Mae Mortgage pass-thru certificates	11.5
Freddie Mac Gold Pool	8.0
Ginnie Mae II Pool	5.7
Federal Farm Credit Banks Funding Corp	2.6
Fannie Mae Guaranteed REMIC	2.3
Ginnie Mae I Pool	1.9
Freddie Mac Non Gold Pool	1.0
98.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915403.101    3305-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class M : FVITX

This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 39	0.77%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,544,152,608
Number of Holdings	1,815
Portfolio Turnover	197%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	6.7
2 - 2.99%	18.9
3 - 3.99%	34.9
4 - 4.99%	20.4
5 - 5.99%	6.0
6 - 6.99%	5.3
7 - 7.99%	0.0
8 - 8.99%	0.0
16 - 16.99%	0.0
17 - 17.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 51.1
CMOs and Other Mortgage Related Securities - 19.9
U.S. Government Agency - Mortgage Securities - 18.3
U.S. Government Agency Obligations - 2.9
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	32.7
US Treasury Bonds	18.4
Freddie Mac Multifamily Structured pass-thru certificates	14.8
Fannie Mae Mortgage pass-thru certificates	11.5
Freddie Mac Gold Pool	8.0
Ginnie Mae II Pool	5.7
Federal Farm Credit Banks Funding Corp	2.6
Fannie Mae Guaranteed REMIC	2.3
Ginnie Mae I Pool	1.9
Freddie Mac Non Gold Pool	1.0
98.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915401.101    1758-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class I : FVIIX

This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,544,152,608
Number of Holdings	1,815
Portfolio Turnover	197%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	6.7
2 - 2.99%	18.9
3 - 3.99%	34.9
4 - 4.99%	20.4
5 - 5.99%	6.0
6 - 6.99%	5.3
7 - 7.99%	0.0
8 - 8.99%	0.0
16 - 16.99%	0.0
17 - 17.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 51.1
CMOs and Other Mortgage Related Securities - 19.9
U.S. Government Agency - Mortgage Securities - 18.3
U.S. Government Agency Obligations - 2.9
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	32.7
US Treasury Bonds	18.4
Freddie Mac Multifamily Structured pass-thru certificates	14.8
Fannie Mae Mortgage pass-thru certificates	11.5
Freddie Mac Gold Pool	8.0
Ginnie Mae II Pool	5.7
Federal Farm Credit Banks Funding Corp	2.6
Fannie Mae Guaranteed REMIC	2.3
Ginnie Mae I Pool	1.9
Freddie Mac Non Gold Pool	1.0
98.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915402.101    1759-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class C : FVICX

This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.56%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,544,152,608
Number of Holdings	1,815
Portfolio Turnover	197%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	6.7
2 - 2.99%	18.9
3 - 3.99%	34.9
4 - 4.99%	20.4
5 - 5.99%	6.0
6 - 6.99%	5.3
7 - 7.99%	0.0
8 - 8.99%	0.0
16 - 16.99%	0.0
17 - 17.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 51.1
CMOs and Other Mortgage Related Securities - 19.9
U.S. Government Agency - Mortgage Securities - 18.3
U.S. Government Agency Obligations - 2.9
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	32.7
US Treasury Bonds	18.4
Freddie Mac Multifamily Structured pass-thru certificates	14.8
Fannie Mae Mortgage pass-thru certificates	11.5
Freddie Mac Gold Pool	8.0
Ginnie Mae II Pool	5.7
Federal Farm Credit Banks Funding Corp	2.6
Fannie Mae Guaranteed REMIC	2.3
Ginnie Mae I Pool	1.9
Freddie Mac Non Gold Pool	1.0
98.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915400.101    1757-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Government Income Fund Fidelity Advisor® Government Income Fund Class A : FVIAX

This semi-annual shareholder report contains information about Fidelity® Government Income Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.80%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,544,152,608
Number of Holdings	1,815
Portfolio Turnover	197%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
Zero coupon bonds	0.0
1 - 1.99%	6.7
2 - 2.99%	18.9
3 - 3.99%	34.9
4 - 4.99%	20.4
5 - 5.99%	6.0
6 - 6.99%	5.3
7 - 7.99%	0.0
8 - 8.99%	0.0
16 - 16.99%	0.0
17 - 17.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 51.1
CMOs and Other Mortgage Related Securities - 19.9
U.S. Government Agency - Mortgage Securities - 18.3
U.S. Government Agency Obligations - 2.9
Options - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 7.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	32.7
US Treasury Bonds	18.4
Freddie Mac Multifamily Structured pass-thru certificates	14.8
Fannie Mae Mortgage pass-thru certificates	11.5
Freddie Mac Gold Pool	8.0
Ginnie Mae II Pool	5.7
Federal Farm Credit Banks Funding Corp	2.6
Fannie Mae Guaranteed REMIC	2.3
Ginnie Mae I Pool	1.9
Freddie Mac Non Gold Pool	1.0
98.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915399.101    1755-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Environmental Bond Fund Fidelity® Environmental Bond Fund : FFEBX

This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Environmental Bond Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$49,551,678
Number of Holdings	223
Portfolio Turnover	47%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.8
AAA - 0.6
AA - 1.9
A - 13.5
BBB - 19.3
BB - 2.4
Not Rated - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.5
Corporate Bonds - 36.4
U.S. Government Agency - Mortgage Securities - 14.9
CMOs and Other Mortgage Related Securities - 1.9
Foreign Government and Government Agency Obligations - 0.8
Asset-Backed Securities - 0.5
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.6
United Kingdom - 2.5
Germany - 2.0
Ireland - 1.7
Netherlands - 1.1
Italy - 1.0
Canada - 0.8
Luxembourg - 0.7
Japan - 0.6
Others - 2.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	29.1
US Treasury Bonds	11.4
Freddie Mac Gold Pool	9.4
Fannie Mae Mortgage pass-thru certificates	5.2
Freddie Mac Multifamily Structured pass-thru certificates	1.7
Verizon Communications Inc	1.2
Morgan Stanley	1.1
Bank of America Corp	1.1
US Treasury Bill	1.0
PNC Financial Services Group Inc/The	0.9
62.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915471.101    6379-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class Z : FEBGX

This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$49,551,678
Number of Holdings	223
Portfolio Turnover	47%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.8
AAA - 0.6
AA - 1.9
A - 13.5
BBB - 19.3
BB - 2.4
Not Rated - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.5
Corporate Bonds - 36.4
U.S. Government Agency - Mortgage Securities - 14.9
CMOs and Other Mortgage Related Securities - 1.9
Foreign Government and Government Agency Obligations - 0.8
Asset-Backed Securities - 0.5
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.6
United Kingdom - 2.5
Germany - 2.0
Ireland - 1.7
Netherlands - 1.1
Italy - 1.0
Canada - 0.8
Luxembourg - 0.7
Japan - 0.6
Others - 2.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	29.1
US Treasury Bonds	11.4
Freddie Mac Gold Pool	9.4
Fannie Mae Mortgage pass-thru certificates	5.2
Freddie Mac Multifamily Structured pass-thru certificates	1.7
Verizon Communications Inc	1.2
Morgan Stanley	1.1
Bank of America Corp	1.1
US Treasury Bill	1.0
PNC Financial Services Group Inc/The	0.9
62.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915476.101    6384-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class M : FEBEX

This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 34	0.67%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$49,551,678
Number of Holdings	223
Portfolio Turnover	47%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.8
AAA - 0.6
AA - 1.9
A - 13.5
BBB - 19.3
BB - 2.4
Not Rated - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.5
Corporate Bonds - 36.4
U.S. Government Agency - Mortgage Securities - 14.9
CMOs and Other Mortgage Related Securities - 1.9
Foreign Government and Government Agency Obligations - 0.8
Asset-Backed Securities - 0.5
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.6
United Kingdom - 2.5
Germany - 2.0
Ireland - 1.7
Netherlands - 1.1
Italy - 1.0
Canada - 0.8
Luxembourg - 0.7
Japan - 0.6
Others - 2.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	29.1
US Treasury Bonds	11.4
Freddie Mac Gold Pool	9.4
Fannie Mae Mortgage pass-thru certificates	5.2
Freddie Mac Multifamily Structured pass-thru certificates	1.7
Verizon Communications Inc	1.2
Morgan Stanley	1.1
Bank of America Corp	1.1
US Treasury Bill	1.0
PNC Financial Services Group Inc/The	0.9
62.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915474.101    6382-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class I : FEBFX

This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$49,551,678
Number of Holdings	223
Portfolio Turnover	47%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.8
AAA - 0.6
AA - 1.9
A - 13.5
BBB - 19.3
BB - 2.4
Not Rated - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.5
Corporate Bonds - 36.4
U.S. Government Agency - Mortgage Securities - 14.9
CMOs and Other Mortgage Related Securities - 1.9
Foreign Government and Government Agency Obligations - 0.8
Asset-Backed Securities - 0.5
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.6
United Kingdom - 2.5
Germany - 2.0
Ireland - 1.7
Netherlands - 1.1
Italy - 1.0
Canada - 0.8
Luxembourg - 0.7
Japan - 0.6
Others - 2.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	29.1
US Treasury Bonds	11.4
Freddie Mac Gold Pool	9.4
Fannie Mae Mortgage pass-thru certificates	5.2
Freddie Mac Multifamily Structured pass-thru certificates	1.7
Verizon Communications Inc	1.2
Morgan Stanley	1.1
Bank of America Corp	1.1
US Treasury Bill	1.0
PNC Financial Services Group Inc/The	0.9
62.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915475.101    6383-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class C : FEBDX

This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.44%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$49,551,678
Number of Holdings	223
Portfolio Turnover	47%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.8
AAA - 0.6
AA - 1.9
A - 13.5
BBB - 19.3
BB - 2.4
Not Rated - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.5
Corporate Bonds - 36.4
U.S. Government Agency - Mortgage Securities - 14.9
CMOs and Other Mortgage Related Securities - 1.9
Foreign Government and Government Agency Obligations - 0.8
Asset-Backed Securities - 0.5
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.6
United Kingdom - 2.5
Germany - 2.0
Ireland - 1.7
Netherlands - 1.1
Italy - 1.0
Canada - 0.8
Luxembourg - 0.7
Japan - 0.6
Others - 2.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	29.1
US Treasury Bonds	11.4
Freddie Mac Gold Pool	9.4
Fannie Mae Mortgage pass-thru certificates	5.2
Freddie Mac Multifamily Structured pass-thru certificates	1.7
Verizon Communications Inc	1.2
Morgan Stanley	1.1
Bank of America Corp	1.1
US Treasury Bill	1.0
PNC Financial Services Group Inc/The	0.9
62.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915473.101    6381-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Environmental Bond Fund Fidelity Advisor® Environmental Bond Fund Class A : FEBBX

This semi-annual shareholder report contains information about Fidelity® Environmental Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.70%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$49,551,678
Number of Holdings	223
Portfolio Turnover	47%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.8
AAA - 0.6
AA - 1.9
A - 13.5
BBB - 19.3
BB - 2.4
Not Rated - 2.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 41.5
Corporate Bonds - 36.4
U.S. Government Agency - Mortgage Securities - 14.9
CMOs and Other Mortgage Related Securities - 1.9
Foreign Government and Government Agency Obligations - 0.8
Asset-Backed Securities - 0.5
Preferred Securities - 0.5
U.S. Government Agency Obligations - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.6
United Kingdom - 2.5
Germany - 2.0
Ireland - 1.7
Netherlands - 1.1
Italy - 1.0
Canada - 0.8
Luxembourg - 0.7
Japan - 0.6
Others - 2.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	29.1
US Treasury Bonds	11.4
Freddie Mac Gold Pool	9.4
Fannie Mae Mortgage pass-thru certificates	5.2
Freddie Mac Multifamily Structured pass-thru certificates	1.7
Verizon Communications Inc	1.2
Morgan Stanley	1.1
Bank of America Corp	1.1
US Treasury Bill	1.0
PNC Financial Services Group Inc/The	0.9
62.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915472.101    6380-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Total Bond K6 Fund Fidelity® Total Bond K6 Fund : FTKFX

This semi-annual shareholder report contains information about Fidelity® Total Bond K6 Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond K6 Fund	$ 15	0.30%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$7,851,805,368
Number of Holdings	4,584
Portfolio Turnover	183%
What did the Fund invest in?
(as of February 28, 2026)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 57.6
AAA - 6.3
AA - 0.6
A - 7.4
BBB - 13.0
BB - 4.0
B - 4.5
CCC,CC,C - 0.9
D - 0.0
Not Rated - 7.3
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (1.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 43.4
Corporate Bonds - 22.3
U.S. Government Agency - Mortgage Securities - 14.2
Asset-Backed Securities - 8.5
CMOs and Other Mortgage Related Securities - 7.2
Bank Loan Obligations - 4.7
Foreign Government and Government Agency Obligations - 1.1
Preferred Securities - 0.2
Common Stocks - 0.1
Alternative Funds - 0.0
Preferred Stocks - 0.0
Options - 0.0
Other Investments - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (1.7)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.1
Grand Cayman (UK Overseas Ter) - 4.2
United Kingdom - 1.3
Mexico - 1.2
Bailiwick Of Jersey - 1.0
Ireland - 0.7
Germany - 0.5
Switzerland - 0.5
France - 0.3
Others - 2.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.6
US Treasury Bonds	11.8
Fannie Mae Mortgage pass-thru certificates	5.2
Ginnie Mae II Pool	3.9
Freddie Mac Gold Pool	3.1
Uniform Mortgage Backed Securities	1.3
JPMorgan Chase & Co	1.3
Freddie Mac Multifamily Structured pass-thru certificates	1.2
Bank of America Corp	0.9
Wells Fargo & Co	0.9
61.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915453.101    2944-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Total Bond Fund Fidelity® Total Bond Fund : FTBFX

This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond Fund	$ 23	0.45%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$43,562,842,006
Number of Holdings	6,663
Portfolio Turnover	172%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.6
AAA - 6.5
AA - 0.9
A - 7.4
BBB - 12.3
BB - 4.1
B - 3.9
CCC,CC,C - 0.9
D - 0.0
Not Rated - 7.4
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 42.5
Corporate Bonds - 21.7
U.S. Government Agency - Mortgage Securities - 14.1
Asset-Backed Securities - 8.1
CMOs and Other Mortgage Related Securities - 7.3
Bank Loan Obligations - 4.7
Foreign Government and Government Agency Obligations - 1.3
Preferred Securities - 0.2
Common Stocks - 0.1
Other Investments - 0.1
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Grand Cayman (UK Overseas Ter) - 4.4
United Kingdom - 1.2
Mexico - 1.1
Bailiwick Of Jersey - 0.7
Ireland - 0.6
Switzerland - 0.5
Germany - 0.5
France - 0.5
Others - 2.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.1
US Treasury Bonds	11.4
Fannie Mae Mortgage pass-thru certificates	4.5
Ginnie Mae II Pool	3.8
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	1.7
Freddie Mac Multifamily Structured pass-thru certificates	1.3
JPMorgan Chase & Co	1.2
Bank of America Corp	0.9
Morgan Stanley	0.8
60.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915433.101    820-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class Z : FBKWX

This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 18	0.36%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$43,562,842,006
Number of Holdings	6,663
Portfolio Turnover	172%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.6
AAA - 6.5
AA - 0.9
A - 7.4
BBB - 12.3
BB - 4.1
B - 3.9
CCC,CC,C - 0.9
D - 0.0
Not Rated - 7.4
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 42.5
Corporate Bonds - 21.7
U.S. Government Agency - Mortgage Securities - 14.1
Asset-Backed Securities - 8.1
CMOs and Other Mortgage Related Securities - 7.3
Bank Loan Obligations - 4.7
Foreign Government and Government Agency Obligations - 1.3
Preferred Securities - 0.2
Common Stocks - 0.1
Other Investments - 0.1
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Grand Cayman (UK Overseas Ter) - 4.4
United Kingdom - 1.2
Mexico - 1.1
Bailiwick Of Jersey - 0.7
Ireland - 0.6
Switzerland - 0.5
Germany - 0.5
France - 0.5
Others - 2.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.1
US Treasury Bonds	11.4
Fannie Mae Mortgage pass-thru certificates	4.5
Ginnie Mae II Pool	3.8
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	1.7
Freddie Mac Multifamily Structured pass-thru certificates	1.3
JPMorgan Chase & Co	1.2
Bank of America Corp	0.9
Morgan Stanley	0.8
60.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915432.101    2733-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class M : FEPTX

This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.75%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$43,562,842,006
Number of Holdings	6,663
Portfolio Turnover	172%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.6
AAA - 6.5
AA - 0.9
A - 7.4
BBB - 12.3
BB - 4.1
B - 3.9
CCC,CC,C - 0.9
D - 0.0
Not Rated - 7.4
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 42.5
Corporate Bonds - 21.7
U.S. Government Agency - Mortgage Securities - 14.1
Asset-Backed Securities - 8.1
CMOs and Other Mortgage Related Securities - 7.3
Bank Loan Obligations - 4.7
Foreign Government and Government Agency Obligations - 1.3
Preferred Securities - 0.2
Common Stocks - 0.1
Other Investments - 0.1
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Grand Cayman (UK Overseas Ter) - 4.4
United Kingdom - 1.2
Mexico - 1.1
Bailiwick Of Jersey - 0.7
Ireland - 0.6
Switzerland - 0.5
Germany - 0.5
France - 0.5
Others - 2.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.1
US Treasury Bonds	11.4
Fannie Mae Mortgage pass-thru certificates	4.5
Ginnie Mae II Pool	3.8
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	1.7
Freddie Mac Multifamily Structured pass-thru certificates	1.3
JPMorgan Chase & Co	1.2
Bank of America Corp	0.9
Morgan Stanley	0.8
60.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915430.101    1344-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class I : FEPIX

This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.50%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$43,562,842,006
Number of Holdings	6,663
Portfolio Turnover	172%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.6
AAA - 6.5
AA - 0.9
A - 7.4
BBB - 12.3
BB - 4.1
B - 3.9
CCC,CC,C - 0.9
D - 0.0
Not Rated - 7.4
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 42.5
Corporate Bonds - 21.7
U.S. Government Agency - Mortgage Securities - 14.1
Asset-Backed Securities - 8.1
CMOs and Other Mortgage Related Securities - 7.3
Bank Loan Obligations - 4.7
Foreign Government and Government Agency Obligations - 1.3
Preferred Securities - 0.2
Common Stocks - 0.1
Other Investments - 0.1
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Grand Cayman (UK Overseas Ter) - 4.4
United Kingdom - 1.2
Mexico - 1.1
Bailiwick Of Jersey - 0.7
Ireland - 0.6
Switzerland - 0.5
Germany - 0.5
France - 0.5
Others - 2.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.1
US Treasury Bonds	11.4
Fannie Mae Mortgage pass-thru certificates	4.5
Ginnie Mae II Pool	3.8
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	1.7
Freddie Mac Multifamily Structured pass-thru certificates	1.3
JPMorgan Chase & Co	1.2
Bank of America Corp	0.9
Morgan Stanley	0.8
60.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915431.101    1345-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class C : FCEPX

This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.52%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$43,562,842,006
Number of Holdings	6,663
Portfolio Turnover	172%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.6
AAA - 6.5
AA - 0.9
A - 7.4
BBB - 12.3
BB - 4.1
B - 3.9
CCC,CC,C - 0.9
D - 0.0
Not Rated - 7.4
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 42.5
Corporate Bonds - 21.7
U.S. Government Agency - Mortgage Securities - 14.1
Asset-Backed Securities - 8.1
CMOs and Other Mortgage Related Securities - 7.3
Bank Loan Obligations - 4.7
Foreign Government and Government Agency Obligations - 1.3
Preferred Securities - 0.2
Common Stocks - 0.1
Other Investments - 0.1
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Grand Cayman (UK Overseas Ter) - 4.4
United Kingdom - 1.2
Mexico - 1.1
Bailiwick Of Jersey - 0.7
Ireland - 0.6
Switzerland - 0.5
Germany - 0.5
France - 0.5
Others - 2.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.1
US Treasury Bonds	11.4
Fannie Mae Mortgage pass-thru certificates	4.5
Ginnie Mae II Pool	3.8
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	1.7
Freddie Mac Multifamily Structured pass-thru certificates	1.3
JPMorgan Chase & Co	1.2
Bank of America Corp	0.9
Morgan Stanley	0.8
60.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915429.101    1343-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Total Bond Fund Fidelity Advisor® Total Bond Fund Class A : FEPAX

This semi-annual shareholder report contains information about Fidelity® Total Bond Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.75%
Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$43,562,842,006
Number of Holdings	6,663
Portfolio Turnover	172%
What did the Fund invest in?
(as of February 28, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 56.6
AAA - 6.5
AA - 0.9
A - 7.4
BBB - 12.3
BB - 4.1
B - 3.9
CCC,CC,C - 0.9
D - 0.0
Not Rated - 7.4
Equities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 42.5
Corporate Bonds - 21.7
U.S. Government Agency - Mortgage Securities - 14.1
Asset-Backed Securities - 8.1
CMOs and Other Mortgage Related Securities - 7.3
Bank Loan Obligations - 4.7
Foreign Government and Government Agency Obligations - 1.3
Preferred Securities - 0.2
Common Stocks - 0.1
Other Investments - 0.1
Preferred Stocks - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.8
Grand Cayman (UK Overseas Ter) - 4.4
United Kingdom - 1.2
Mexico - 1.1
Bailiwick Of Jersey - 0.7
Ireland - 0.6
Switzerland - 0.5
Germany - 0.5
France - 0.5
Others - 2.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.1
US Treasury Bonds	11.4
Fannie Mae Mortgage pass-thru certificates	4.5
Ginnie Mae II Pool	3.8
Freddie Mac Gold Pool	3.4
Uniform Mortgage Backed Securities	1.7
Freddie Mac Multifamily Structured pass-thru certificates	1.3
JPMorgan Chase & Co	1.2
Bank of America Corp	0.9
Morgan Stanley	0.8
60.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915428.101    1341-TSRS-0426

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® Series Government Bond Index Fund Fidelity® Series Government Bond Index Fund : FHNFX

This semi-annual shareholder report contains information about Fidelity® Series Government Bond Index Fund for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,535,064,581
Number of Holdings	276
Portfolio Turnover	28%
What did the Fund invest in?
(as of February 28, 2026)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	6.3
1 - 1.99%	12.4
2 - 2.99%	11.0
3 - 3.99%	34.1
4 - 4.99%	32.8
5 - 5.99%	1.8
6 - 6.99%	0.6
7 - 7.99%	0.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 98.0
U.S. Government Agency Obligations - 1.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	75.4
US Treasury Bonds	22.6
Federal Home Loan Bank	0.4
Fannie Mae	0.3
Federal Farm Credit Banks Funding Corp	0.2
Tennessee Valley Authority	0.2
Freddie Mac Non Gold Pool	0.0
99.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915460.101    3221-TSRS-0426

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Total Bond K6 Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Total Bond K6 Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 8.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.0%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0192% 7/20/2037 (b)(c)(o)	3,344,966	3,349,525
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (b)(c)(o)	1,293,000	1,297,076
Aimco CLO 20 Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8811% 10/16/2038 (b)(c)(o)	7,765,000	7,782,401
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/19/2037 (b)(c)(o)	4,549,000	4,556,651
Ares Lxx Clo Ltd / Ares Lxx Clo LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2039 (b)(c)(o)	4,249,000	4,251,350
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/18/2038 (b)(c)(o)	4,622,000	4,639,282
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(o)	4,944,000	4,963,811
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (b)(c)(o)	3,992,000	4,001,673
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.221% 4/23/2037 (b)(c)(o)	7,100,000	7,114,086
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 7/18/2037 (b)(c)(o)	5,608,000	5,613,608
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0022% 1/15/2038 (b)(c)(o)	4,364,000	4,382,246
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (b)(c)(o)	4,039,000	4,052,809
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1776% 7/20/2037 (b)(c)(o)	2,253,000	2,259,299
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 1.09% 4/16/2038 (b)(c)(o)	3,336,000	3,336,000
Peebles Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.1697% 4/21/2037 (b)(c)(o)	18,000,000	18,041,958
TOTAL BAILIWICK OF JERSEY		79,641,775
BERMUDA - 0.1%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8491% 4/15/2041 (b)(c)(o)	3,155,000	3,154,984
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 1/15/2037 (b)(c)(o)	7,000,000	7,020,237
TOTAL BERMUDA		10,175,221
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (o)	224,079	226,434
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (o)	656,892	665,146
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (o)	877,979	887,369
TOTAL CANADA		1,778,949
GRAND CAYMAN (UK OVERSEAS TER) - 4.2%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.0792% 7/22/2037 (b)(c)(o)	1,558,000	1,560,057
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (b)(c)(o)	3,208,000	3,218,112
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/20/2038 (b)(c)(o)	2,222,000	2,224,175
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.1711% 4/16/2037 (b)(c)(o)	2,803,000	2,806,448
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/20/2038 (b)(c)(o)	2,681,000	2,689,708
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1097% 7/21/2037 (b)(c)(o)	4,615,000	4,625,499
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (b)(c)(o)	3,193,000	3,204,779
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9596% 4/25/2034 (b)(c)(o)	657,000	657,807
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0422% 10/15/2037 (b)(c)(o)	923,000	924,289
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9122% 4/15/2038 (b)(c)(o)	4,203,000	4,199,730
Ares LXXVI CLO Ltd Series 2025-76A Class A1, CME Term SOFR 3 month Index + 1.4%, 5.0722% 5/27/2038 (b)(c)(o)	8,962,000	8,999,569
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.0038% 4/15/2034 (b)(c)(o)	3,233,000	3,236,692
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 4.9576% 7/17/2038 (b)(c)(o)	6,275,000	6,276,035
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9322% 1/15/2038 (b)(c)(o)	860,000	862,830
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (b)(c)(o)	2,246,000	2,251,682
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.918% 7/24/2035 (b)(c)(o)	3,094,641	3,097,823
Benefit Str Partners Clo Xxxiii Ltd / Benefit Str Partners Clo Xxxiii LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8542% 1/25/2039 (b)(c)(o)	4,188,000	4,195,417
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (b)(c)(o)	4,233,000	4,241,280
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (b)(c)(o)	4,386,000	4,394,772
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.0638% 1/15/2035 (b)(c)(o)	1,049,000	1,050,794
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (b)(c)(o)	2,890,000	2,894,008
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.078% 7/25/2037 (b)(c)(o)	3,813,000	3,817,496
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (b)(c)(o)	4,784,000	4,794,075
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.868% 1/25/2038 (b)(c)(o)	4,672,000	4,667,328
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0197% 7/20/2038 (b)(c)(o)	1,424,000	1,428,843
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (b)(c)(o)	11,690,000	11,733,463
Cifc Funding 2021-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9022% 10/15/2038 (b)(c)(o)	7,744,000	7,744,867
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(o)	2,776,000	2,781,774
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9422% 10/15/2038 (b)(c)(o)	4,167,000	4,172,488
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 0% 4/25/2039 (b)(c)(g)(o)	8,000,000	8,001,472
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6676% 4/18/2035 (b)(c)(o)	4,585,000	4,586,091
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9697% 4/20/2035 (b)(c)(o)	2,199,000	2,199,000
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/18/2037 (b)(c)(o)	2,761,000	2,764,562
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 7/15/2037 (b)(c)(o)	4,104,000	4,108,174
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/17/2037 (b)(c)(o)	3,479,000	3,483,940
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0622% 10/15/2037 (b)(c)(o)	3,618,000	3,628,785
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 10/15/2037 (b)(c)(o)	2,414,000	2,417,532
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8322% 4/15/2038 (b)(c)(o)	4,206,000	4,206,000
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8956% 11/20/2038 (b)(c)(o)	4,613,000	4,618,909
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (b)(c)(o)	4,256,000	4,264,295
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9592% 10/22/2038 (b)(c)(o)	4,147,000	4,158,636
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/19/2037 (b)(c)(o)	2,487,000	2,495,011
Flatiron Rr Clo 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 5.1676% 10/18/2037 (b)(c)(o)	1,680,000	1,684,339
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (o)	481,477	477,855
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (b)(c)(o)	2,354,000	2,353,494
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (b)(c)(o)	2,979,000	2,979,000
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.178% 4/25/2037 (b)(c)(o)	2,929,000	2,934,700
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (b)(c)(o)	1,325,000	1,325,959
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(o)	1,565,000	1,567,266
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.988% 7/25/2038 (b)(c)(o)	4,137,000	4,154,508
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (b)(c)(o)	2,889,000	2,889,673
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.958% 1/25/2038 (b)(c)(o)	2,342,000	2,349,593
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9492% 4/20/2034 (b)(c)(o)	1,158,000	1,158,873
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0222% 7/15/2037 (b)(c)(o)	2,024,000	2,026,884
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (b)(c)(o)	4,068,000	4,072,292
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9122% 1/15/2038 (b)(c)(o)	4,963,000	4,973,139
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8422% 4/15/2038 (b)(c)(o)	4,916,000	4,916,000
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0676% 7/18/2038 (b)(c)(o)	2,803,000	2,806,226
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0176% 7/20/2037 (b)(c)(o)	5,028,000	5,033,159
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (b)(c)(o)	3,826,000	3,830,419
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(o)	4,354,000	4,364,014
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (b)(c)(o)	2,960,000	2,965,059
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9592% 1/22/2038 (b)(c)(o)	4,267,000	4,278,730
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.8976% 4/20/2038 (b)(c)(o)	2,763,000	2,767,711
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 4.9976% 10/20/2037 (b)(c)(o)	3,402,000	3,416,595
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/20/2037 (b)(c)(o)	3,375,000	3,382,331
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3176% 4/20/2037 (b)(c)(o)	250,000	250,371
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (b)(c)(o)	3,615,000	3,612,376
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9876% 1/18/2038 (b)(c)(o)	1,569,000	1,569,000
Palmer Square Clo Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.35%, 5.0176% 7/20/2038 (b)(c)(o)	7,667,000	7,703,487
Palmer Square Clo Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (b)(c)(o)	4,596,000	4,602,802
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 0% 4/20/2039 (b)(c)(g)(o)	3,687,000	3,688,674
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (b)(c)(o)	3,707,650	3,709,915
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (b)(c)(o)	1,669,711	1,669,711
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4525% 2/15/2033 (b)(c)(o)	3,581,198	3,578,856
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/20/2038 (b)(c)(o)	9,800,000	9,790,269
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (o)	589,222	586,164
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (b)(c)(o)	17,800,000	17,832,966
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0222% 10/15/2039 (b)(c)(o)	2,003,000	2,003,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0122% 1/15/2037 (b)(c)(o)	1,862,000	1,864,821
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 0% 4/15/2041 (b)(c)(g)(o)	4,774,000	4,774,234
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/17/2038 (b)(c)(o)	2,685,000	2,695,176
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/17/2038 (b)(c)(o)	4,169,000	4,183,796
Sixth Street Clo Xviii Ltd Series 2025-18A Class A2R, CME Term SOFR 3 month Index + 1.5%, 5.1676% 10/17/2038 (b)(c)(o)	6,838,000	6,863,629
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/17/2038 (b)(c)(o)	3,415,000	3,427,728
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (b)(c)(o)	2,102,000	2,104,878
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(o)	75,375	75,412
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (o)	544,126	540,131
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (b)(c)(o)	2,051,000	2,056,593
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (b)(c)(o)	1,595,000	1,597,662
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		323,173,717
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (o)	1,010,454	1,029,734
MULTI-NATIONAL - 0.1%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/20/2038 (b)(c)(o)	1,188,000	1,189,373
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.168% 7/27/2037 (b)(c)(o)	2,845,000	2,851,467
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 1/20/2038 (b)(c)(o)	2,695,000	2,703,559
TOTAL MULTI-NATIONAL		6,744,399
UNITED STATES - 3.1%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (o)	1,966,319	2,026,177
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (o)	1,867,413	1,924,261
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (o)	2,273,753	2,340,107
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (o)	3,475,405	3,383,266
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (o)	1,596,433	1,531,827
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (o)	870,739	894,584
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (o)	3,163,176	3,252,758
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (o)	87,431	86,837
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (o)	45,126	44,904
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (o)	2,331,909	2,344,911
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (o)	327,441	329,560
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (o)	965,611	980,666
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (o)	1,123,882	1,130,439
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (o)	908,124	922,678
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (o)	1,443,940	1,385,264
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	500,000	505,356
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	1,807,242	1,812,662
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	42,486	42,534
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	471,000	474,817
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	926,567	927,297
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (o)	80,125	79,725
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (o)	157,710	156,135
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (o)	488,890	482,782
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (o)	500,000	507,834
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (o)	570,000	584,434
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (o)	2,999,200	2,988,170
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (o)	6,054,125	6,048,354
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (o)	9,101,038	8,273,062
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (o)	3,171,240	3,123,209
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (o)	8,373,338	7,978,292
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (o)	3,536,138	3,572,763
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (o)	2,867,813	2,908,395
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (o)	900,000	906,221
Dext Abs LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (o)	740,000	742,452
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (o)	279,754	282,655
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (o)	326,569	327,815
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (o)	2,880,400	2,876,995
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (o)	2,321,280	2,270,785
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (o)	5,699,823	5,473,524
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (o)	13,225,028	12,372,538
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1822% 7/15/2037 (b)(c)(o)	2,790,000	2,795,114
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (o)	3,005,000	3,006,636
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (o)	21,083	21,105
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (o)	900,000	911,801
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (o)	306,838	307,599
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	2,763,611	2,770,980
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	268,865	269,544
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	540,000	545,501
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	455,000	458,655
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	2,600,000	2,614,738
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (o)	6,845,000	6,858,669
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (o)	9,185,706	9,391,429
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (o)	5,432,283	5,583,996
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (o)	3,040,000	3,088,013
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.848% 1/25/2038 (b)(c)(o)	3,772,000	3,766,342
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (o)	562,246	556,626
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (o)	533,510	536,402
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,427,609	1,439,454
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (o)	5,053,950	5,197,681
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (o)	2,567,100	2,661,998
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	1,021,337	1,023,034
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (o)	554,342	555,159
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (o)	227,789	228,528
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (o)	1,058,596	1,064,538
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (o)	2,400,000	2,420,114
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (o)	100,000	103,283
MetroNet Infrastructure Issuer LLC Series 2025-4A Class C, 7.112% 12/20/2055 (o)	200,000	204,144
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (o)	6,361,730	6,431,118
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/17/2038 (b)(c)(o)	4,199,000	4,204,098
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (o)	3,820,000	3,830,380
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (o)	2,000,000	2,006,224
Optn Series 2026-A Class A, 4.32% 1/9/2034 (o)	1,505,000	1,509,816
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (o)	2,006,743	2,018,668
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (o)	3,250,000	3,307,361
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (o)	454,480	466,432
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (o)	909,920	881,454
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (o)	1,447,600	1,385,270
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (o)	2,940,000	2,986,998
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (o)	1,027,707	1,036,765
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.1313% 7/25/2054 (b)(c)(o)	911,063	908,450
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)(o)	385,616	383,260
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (o)	733,905	735,647
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (o)	1,464,764	1,471,469
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-1A Class B, 5.75% 9/15/2048 (o)	250,000	250,317
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (o)	105,000	104,264
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (o)	381,000	368,145
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (o)	500,000	500,350
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (o)	600,000	601,856
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (o)	2,741,300	2,833,026
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (o)	1,388,672	1,395,708
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (o)	8,347,338	8,645,842
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (o)	9,015,875	9,117,365
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (o)	5,732,438	5,872,401
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (o)	4,363,763	4,363,675
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (o)	4,550,400	4,539,695
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (o)	2,151,763	2,149,126
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (o)	750,000	777,681
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (o)	6,009,938	6,078,055
Towd PT Mtg Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (o)	1,419,888	1,409,201
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (o)	400,000	407,423
VB-S1 Issuer LLC Series 2022-1A Class F, 5.268% 2/15/2052 (o)	240,000	238,524
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (o)	1,500,000	1,529,634
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (o)	793,000	817,838
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (o)	195,000	199,700
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 4.987% 2/25/2056 (n)(o)	1,000,000	999,999
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (o)	644,016	645,179
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (o)	3,368,332	3,448,935
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (o)	425,274	427,663
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (o)	2,209,749	2,232,620
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (o)	280,696	287,754
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (o)	2,879,026	2,910,628
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	255,462	256,852
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	886,628	888,214
TOTAL UNITED STATES		244,539,208
TOTAL ASSET-BACKED SECURITIES (Cost $661,556,269)		667,083,003

Bank Loan Obligations - 0.4%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (b)(c)(i)(l)	93,922	93,922
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (b)(c)(i)	212,653	212,538
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0472% 5/14/2029 (b)(c)(i)	56,829	56,531
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (b)(c)(i)	441,632	442,073

TOTAL FRANCE		498,604
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6722% 10/31/2027 (b)(c)(i)	34,821	25,593
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (b)(c)(i)	681,450	286,209
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/18/2030 (b)(c)(i)(k)	230,000	205,850
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(i)	368,608	329,557

TOTAL SWITZERLAND		535,407
UNITED STATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 10/3/2031 (b)(c)(i)	105,069	74,599
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9224% 4/3/2031 (b)(c)(i)	945,000	855,225
		929,824
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (b)(c)(i)	438,169	413,413
TOTAL COMMUNICATION SERVICES		1,343,237
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
Saks Global Enterprises LLC Tranche SECOND OUT ROLL-UP DIP 1LN, term loan CME Term SOFR 1 month Index + 12.5%, 16.1556% 7/15/2026 (b)(c)(i)	87,212	26,163
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1597% 8/19/2030 (b)(c)(i)	420,000	418,425
Hotels, Restaurants & Leisure - 0.1%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (b)(c)(i)	670,607	653,841
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (b)(c)(i)	737,036	684,434
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.673% 7/2/2032 (b)(c)(i)	592,729	536,420
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(i)(j)	25,271	22,870
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (b)(c)(i)	1,746,798	1,678,674
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2026 (b)(c)(i)	208,828	202,041
		3,778,280
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.023% 6/29/2028 (b)(c)(i)	724,371	670,210
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (b)(c)(i)	570,000	569,858
		1,240,068
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.527% 6/6/2031 (b)(c)(i)	911,434	750,110
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 2/19/2033 (b)(c)(i)(k)	200,000	190,311
SGUS LLC 1LN, term loan 16.1597% 7/15/2026 (c)(i)	88,931	26,679
SGUS LLC Tranche FIRST OUT DIP FINAL 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.6597% 7/15/2026 (b)(c)(i)	242,083	222,717
SGUS LLC Tranche FIRST OUT DIP FINAL, term loan 14.677% 7/7/2026 (c)(i)	100,980	92,902
SGUS LLC Tranche THIRD OUT 1LN, term loan CME Term SOFR 1 month Index + 8%, 13.6597% 7/15/2026 (b)(c)(i)(l)	208,266	21,174
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4136% 9/4/2029 (b)(c)(i)	419,656	374,543
		1,678,436
TOTAL CONSUMER DISCRETIONARY		7,141,372
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (b)(c)(i)	394,013	386,133
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(i)(l)(m)	8,937	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(i)(l)(m)	2,578	0
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 1%, 13.2597% 3/30/2026 (b)(c)(i)(l)	22,616	22,616
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2643% 3/30/2026 (b)(c)(i)(l)	30,142	14,920
		37,536
TOTAL CONSUMER STAPLES		423,669
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(i)(m)	3,462,707	1,643,470
Financials - 0.0%
Insurance - 0.0%
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.427% 2/23/2033 (b)(c)(i)	775,000	760,794
Health Care - 0.0%
Health Care Providers & Services - 0.0%
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6898% 12/29/2030 (b)(c)(i)	78,927	72,612
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/31/2033 (b)(c)(i)(k)	196,000	183,423
		256,035
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 10/8/2030 (b)(c)(i)	1,823,923	1,774,276
TOTAL HEALTH CARE		2,030,311
Industrials - 0.1%
Aerospace & Defense - 0.0%
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4097% 2/4/2033 (b)(c)(i)	255,000	254,044
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2847% 8/1/2028 (b)(c)(i)	89,538	64,468
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0097% 4/12/2028 (b)(c)(i)	1,058,276	772,922
		837,390
Commercial Services & Supplies - 0.1%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (b)(c)(i)	89,772	73,249
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (b)(c)(i)	1,496,617	1,275,866
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.671% 9/4/2030 (b)(c)(i)	2,481,320	1,916,819
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (b)(c)(i)(l)	422,005	430,268
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (b)(c)(i)	760,000	714,590
		4,410,792
Machinery - 0.0%
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1602% 2/3/2033 (b)(c)(i)	165,000	164,381
TOTAL INDUSTRIALS		5,666,607
Information Technology - 0.0%
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4338% 2/12/2029 (b)(c)(i)	50,000	40,735
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (b)(c)(i)	405,757	350,221
X Corp 1LN, term loan 9.5% 10/26/2029 (i)	735,000	770,648
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(i)	1,273,043	1,275,691
		2,437,295
Software - 0.0%
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.7727% 6/4/2029 (b)(c)(i)	265,000	198,750
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (i)	69,737	78,963
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(c)(i)	696,812	721,820
		999,533
TOTAL INFORMATION TECHNOLOGY		3,436,828
Materials - 0.1%
Chemicals - 0.1%
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5227% 11/24/2028 (b)(c)(i)	67,000	59,965
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (b)(c)(i)	125,000	119,688
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (c)(i)(j)	24,082	24,127
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7875% 6/9/2028 (b)(c)(i)	255,321	229,470
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 10.7875% 6/12/2028 (b)(c)(i)	91,871	92,044
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 10/15/2032 (b)(c)(i)	75,000	74,738
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (b)(c)(i)	1,010,000	989,426
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (b)(c)(i)	1,277,539	1,137,917
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.677% 3/15/2029 (b)(c)(i)	656,948	643,690
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2105% 3/15/2030 (b)(c)(i)	194,706	182,698
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (b)(c)(i)	868,686	856,377
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3856% 12/16/2031 (b)(c)(i)	390,281	348,490
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1724% 9/30/2031 (b)(c)(i)	723,690	562,669
		5,321,299
Containers & Packaging - 0.0%
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (b)(c)(i)	770,000	762,785
TOTAL MATERIALS		6,084,084
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 6/4/2032 (b)(c)(i)	674,118	673,558
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4615% 6/4/2032 (b)(c)(i)(j)	85,882	85,811
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.173% 3/29/2030 (b)(c)(i)	552,314	554,386
TOTAL UTILITIES		1,313,755
TOTAL UNITED STATES		29,844,127
TOTAL BANK LOAN OBLIGATIONS (Cost $33,624,205)		31,496,400

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA ICE IBA - USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	401,000	418,230
Regions Banks 6.45% 6/26/2037	250,000	274,090

TOTAL UNITED STATES		692,320
TOTAL BANK NOTES (Cost $689,182)		692,320

Collateralized Mortgage Obligations - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (o)	400,000	400,000
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(o)	822,256	831,208
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (o)	840,014	849,569
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(o)	721,212	714,607
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(o)	448,901	447,805
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(o)	694,317	683,472
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (o)	2,023,853	1,992,029
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (o)	3,055,720	3,047,569
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (c)(o)	800,000	800,266
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(o)	1,110,745	1,125,000
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	788	799
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	960	969
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	1,182	1,205
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	887	903
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	1,257	1,281
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	513	521
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 4.7617% 8/25/2031 (b)(c)	1,298	1,310
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	240	248
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	730	761
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5817% 2/25/2032 (b)(c)	146	147
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7727% 3/18/2032 (b)(c)	268	271
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 4/25/2032 (b)(c)	535	540
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 10/25/2032 (b)(c)	335	338
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.5317% 1/25/2032 (b)(c)	132	133
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2317% 11/25/2032 (b)(c)	913	913
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7683% 11/25/2032 (c)(r)	190	3
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 11/25/2032 (b)(c)	524	529
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 12/25/2033 (c)(r)	6,075	752
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 3/25/2033 (c)(r)	327	33
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	9,698	9,798
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	45,315	46,208
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	103,554	105,488
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	8,695	8,775
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	31,639	31,970
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9383% 6/25/2035 (c)(r)	7,075	486
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	128,771	132,900
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	22,730	23,674
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	14,754	14,993
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	3,314	3,421
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.8983% 11/25/2036 (c)(r)	4,444	386
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8583% 12/25/2036 (c)(r)	2,564	262
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (s)	3,259	2,971
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (s)	5,743	5,052
Fannie Mae Guaranteed REMIC Series 2006-72 Class CY, 6% 8/25/2026	261	260
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6583% 5/25/2037 (c)(r)	1,638	156
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 16.9099% 7/25/2037 (b)(c)	1,754	2,371
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	60,777	61,923
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	8,991	8,717
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	66,962	66,493
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	6,615	6,874
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	27,605	27,579
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (r)	6,726	98
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	26,048	24,515
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	36,028	34,213
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (r)	3	0
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2317% 7/25/2042 (b)(c)	1,182,911	1,173,945
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2683% 1/25/2044 (c)(r)	8,150	946
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (r)	37,774	5,227
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	44,717	43,318
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	5,104,997	4,559,615
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (r)	22,350	2,912
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	4,392,911	4,108,910
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	845,527	789,467
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (r)	328,199	67,481
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.2817% 12/25/2049 (b)(c)	627,066	622,281
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	960,915	844,106
Fannie Mae Guaranteed REMIC Series 2020-49 Class LA, 2% 3/25/2043	1,951,748	1,895,415
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	639,770	594,193
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	1,685,927	1,539,935
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	324,722	296,611
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	117,294	102,617
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	124,650	109,053
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	169,692	148,286
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	164,490	140,304
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	103,031	94,166
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	734,979	669,579
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	485,647	445,382
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	3,557,796	3,252,076
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	162,077	147,445
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	150,430	143,232
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	189,432	179,429
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	2,392,919	2,249,146
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	286,744	267,956
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	167,099	161,221
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	318,397	303,449
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	2,463,275	2,398,470
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	151,713	146,205
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	164,830	159,237
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	119,653	112,576
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	1,595,577	1,490,390
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	291,868	290,304
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	700,001	643,301
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,774,127	1,624,219
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	117,657	107,285
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	314,540	290,559
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	112,933	112,331
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	309,533	274,881
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	651,412	600,321
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 8/25/2052 (b)(c)	1,494,268	1,489,525
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 9/25/2052 (b)(c)	3,140,593	3,130,625
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (b)(c)	1,042,357	1,038,689
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (b)(c)	3,680,335	3,668,645
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	431,689	429,512
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	212,635	202,508
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	696,550	649,179
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	1,146,296	984,254
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (b)(c)	1,010,539	1,022,745
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 11/25/2053 (b)(c)	4,028,466	4,077,592
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1972% 7/25/2054 (b)(c)	435,145	440,921
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2053 (b)(c)	886,402	892,793
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 12/25/2054 (b)(c)	3,625,589	3,652,166
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 12/25/2054 (b)(c)	998,560	1,004,276
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	72	73
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (s)	1,888	1,639
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (s)	3,047	2,638
Fannie Mae Mortgage pass-thru certificates Series 2020-47 Class DG, 2% 4/25/2042	2,698,366	2,619,878
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	591,301	557,473
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	495,935	474,147
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	304,452	285,354
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (b)(c)	1,424,059	1,435,663
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2054 (b)(c)	1,712,044	1,724,222
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (b)(c)	2,229,394	2,253,056
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2054 (b)(c)	2,579,520	2,606,076
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	1,685,097	1,701,016
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	1,725,134	1,739,465
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	109,816	110,938
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 4.7117% 6/25/2036 (b)(c)	122,328	123,797
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 4.7017% 3/25/2036 (b)(c)	91,311	92,418
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	137,608	136,057
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	538,179	519,759
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	376,306	378,849
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	182,277	173,550
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (r)	1,455	188
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (r)	1,374	183
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(r)	909	152
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (r)	870	136
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (r)	6,007	910
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	241	244
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	924	939
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	96,665	96,367
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	70,010	70,072
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	4,416,265	3,659,115
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	169,262	154,832
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	92,432	84,025
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	172,872	158,285
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	210,703	185,718
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	457	467
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	3,532	3,594
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	187	190
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	494	504
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	4,096	4,168
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	972	993
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	578	591
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	310	315
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	2,174	2,219
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	8,173	8,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5727% 1/15/2032 (b)(c)	117	117
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 3/15/2032 (b)(c)	158	159
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7727% 3/15/2032 (b)(c)	153	154
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 6/15/2031 (b)(c)	224	225
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 3/15/2032 (b)(c)	82	83
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	1,026	1,066
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	1,576	1,618
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	2,736	2,841
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1727% 11/15/2032 (b)(c)	1,778	1,777
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	6,433	6,624
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 2/15/2033 (b)(c)	32,063	32,284
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1727% 3/15/2034 (b)(c)	42,936	42,853
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	3,543	3,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	119,301	120,678
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	32,257	32,944
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	12,601	13,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	1,222	1,257
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	19,758	20,076
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	6,559	6,771
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8273% 2/15/2036 (c)(r)	2,065	196
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (s)	7,026	5,940
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (s)	3,841	3,291
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	6,851	7,204
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	26,208	26,976
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.8873% 11/15/2036 (c)(r)	8,731	827
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	1,882	1,948
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8073% 6/15/2037 (c)(r)	6,457	659
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0227% 5/15/2037 (b)(c)	7,405	7,323
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	24,112	24,626
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	32,124	32,999
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	184,296	186,953
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	259,805	263,543
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	4,656	4,693
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	28,302	26,951
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (r)	11,381	276
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	11,531	11,513
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	54,111	52,843
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4690 Class CA, 3% 11/15/2036	1,361,358	1,336,613
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	187,416	155,920
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	438,255	412,623
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	352,921	337,350
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	113,392	97,251
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	387,041	344,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	614,775	488,972
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	4,505,968	3,917,609
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class BA, 2.5% 5/25/2032	26,301	26,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5092 Class CL, 3% 4/25/2041	1,256,381	1,151,716
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	449,681	414,781
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	437,202	400,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	128,005	112,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	458,373	422,783
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	168,067	147,780
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	165,428	144,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	478,340	435,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	171,761	156,098
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	585,700	526,789
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	475,919	434,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	410,551	374,111
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	115,311	107,193
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	787,757	721,769
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	105,635	96,154
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	266,207	242,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	113,570	105,471
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	223,562	203,438
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	136,531	122,691
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,939,627	1,766,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	223,563	203,439
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	86,121	80,033
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	355,689	331,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	390,994	354,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	112,576	106,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	469,211	446,749
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	92,302	85,869
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	171,980	161,090
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	104,063	101,187
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	355,143	340,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	665,071	642,444
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	217,660	212,019
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	358,122	346,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	189,771	192,499
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3372% 8/25/2052 (b)(c)	651,669	646,850
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4172% 9/25/2052 (b)(c)	1,155,996	1,150,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	389,901	391,746
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6672% 10/25/2054 (b)(c)	750,016	753,077
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 11/25/2054 (b)(c)	3,006,870	3,024,136
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	3,470,296	3,495,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	1,383,606	1,390,945
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2054 (b)(c)	2,620,600	2,641,772
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	3,225,664	3,252,739
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	1,059	1,079
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	577	588
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	162	164
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1159% 5/20/2060 (b)(c)(h)	5,096	5,086
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0969% 8/20/2060 (b)(c)(h)	82,175	81,913
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1769% 12/20/2060 (b)(c)(h)	58,919	58,493
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 12/20/2060 (b)(c)(h)	44,023	44,033
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 2/20/2061 (b)(c)(h)	49,174	49,185
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2869% 2/20/2061 (b)(c)(h)	56,079	56,083
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 4/20/2061 (b)(c)(h)	36,430	36,441
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (b)(c)(h)	47,302	47,314
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (b)(c)(h)	40,975	40,984
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3269% 6/20/2061 (b)(c)(h)	40,730	40,757
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3469% 9/20/2061 (b)(c)(h)	14,843	14,856
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 10/20/2061 (b)(c)(h)	45,956	46,043
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 11/20/2061 (b)(c)(h)	44,936	45,051
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 1/20/2062 (b)(c)(h)	29,053	29,137
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 1/20/2062 (b)(c)(h)	61,274	61,407
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 3/20/2062 (b)(c)(h)	36,032	36,085
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4469% 5/20/2061 (b)(c)(h)	127	128
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (h)	1	1
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (h)	178	171
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 4.3969% 8/20/2063 (b)(c)(h)	1,517	1,520
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 1/20/2064 (b)(c)(h)	3,258	3,264
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 12/20/2063 (b)(c)(h)	7,460	7,472
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 6/20/2064 (b)(c)(h)	10,762	10,764
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0769% 5/20/2063 (b)(c)(h)	1,433	1,427
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (h)	266	252
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9969% 4/20/2063 (b)(c)(h)	2,059	2,044
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (c)(h)	11,554	11,283
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 3.98% 5/20/2066 (b)(c)(h)	50,581	50,635
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1969% 12/20/2062 (b)(c)(h)	1,306	1,304
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	46,683	43,750
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.83% 8/20/2066 (b)(c)(h)	69,300	69,223
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (h)	284,285	279,195
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	96,481	100,620
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	9,979	10,184
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7259% 5/16/2034 (c)(r)	1,981	115
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9159% 6/16/2037 (c)(r)	3,770	340
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2817% 7/20/2037 (b)(c)	30,315	30,391
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.2617% 1/20/2038 (b)(c)	7,976	7,989
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 4.6417% 8/20/2038 (b)(c)	41,975	42,644
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 4.6817% 9/20/2038 (b)(c)	31,753	32,296
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 4.3741% 11/16/2039 (b)(c)	45,688	45,911
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.3041% 12/16/2039 (b)(c)	24,739	24,819
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	7,054	7,023
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	93,985	93,556
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	423,528	417,955
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	20,756	20,661
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	190,198	196,258
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3359% 3/20/2060 (b)(c)(h)	12,351	12,363
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (r)	5,387	146
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	12,280	12,201
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	5,187	5,176
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3183% 7/20/2041 (c)(r)	8,648	919
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.1817% 8/20/2042 (b)(c)	32,157	31,952
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	23,044	22,843
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	179,644	169,983
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	69,498	65,821
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	117,055	109,824
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	94,538	89,441
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	36,015	34,316
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	176,635	164,179
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	99,044	92,278
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	80,101	74,857
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	100,324	94,988
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	89,878	86,104
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (o)	3,310,693	3,255,314
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (n)(o)	256,202	253,673
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(o)	857,487	868,228
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (o)	290,264	278,395
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(o)	499,859	483,822
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(o)	695,635	703,951
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (o)	288,556	275,919
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (o)	142,972	135,984
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (o)	401,969	386,145
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (o)	2,314,984	2,267,032
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (n)(o)	587,924	592,127
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (c)(o)	940,437	943,401
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (o)	13,905	13,886
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (o)	79,443	78,420
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (c)(o)	1,853,804	1,825,346
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (c)(o)	1,209,162	1,172,041
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (o)	307,673	307,673
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (n)(o)	1,209,663	1,192,962
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (o)	762,187	741,154
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (o)	3,153,206	3,098,082
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (c)(o)	652,985	656,282
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (o)	812,477	806,300
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (o)	256,410	254,496
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (c)(o)	158,364	156,918
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)(o)	2,769,967	2,747,403
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(o)	1,002,606	982,196
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (o)	367,889	368,486
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (o)	500,932	488,236
TOTAL UNITED STATES		153,894,582
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $149,751,419)		153,894,582

Commercial Mortgage Securities - 5.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (o)	343,000	328,344
UNITED STATES - 5.2%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (b)(c)(o)	3,720,000	3,738,663
Ares Commercial Mortgage Trust Series 2026-GCP Class D, CME Term SOFR 1 month Index + 2.35%, 6.05% 2/15/2043 (b)(c)(o)	275,000	276,201
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.2097% 4/15/2042 (b)(c)(o)	565,000	564,294
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.6987% 10/15/2034 (b)(c)(o)	170,000	170,095
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (o)	567,962	549,519
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (o)	132,000	125,972
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	157,148	154,811
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8745% 7/15/2049 (c)	818,000	793,571
BANK Series 2017-BNK4 Class C, 4.372% 5/15/2050	235,000	209,176
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,000,000	990,563
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	44,946	44,790
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	177,954	177,169
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (c)	385,000	356,358
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	438,683	432,747
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	71,780	70,403
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	962,049	921,496
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	76,549	74,999
BANK Series 2022-BNK39 Class C, 3.2684% 2/15/2055 (c)	194,000	170,226
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (c)	200,000	212,745
BANK Series 2024-BNK47 Class A5, 5.716% 6/15/2057	800,000	862,017
BANK Series 2025-BNK51 Class C, 5.946% 12/25/2067 (c)	240,000	243,181
BANK5 Series 2024-5YR11 Class C, 6.3221% 11/15/2057 (c)	225,000	229,867
BANK5 Series 2024-5YR12 Class C, 6.3021% 12/15/2057 (c)	161,000	166,266
BANK5 Series 2025-5YR16 Class XB, 0.3468% 8/15/2063 (c)(r)	7,700,000	136,318
BANK5 Series 2025-5YR19 Class D, 4.5% 12/15/2058 (c)(o)	490,000	423,852
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (c)(r)	3,600,000	102,979
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/25/2059 (o)	4,931,000	4,937,759
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	950,000	843,199
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5863% 4/15/2053 (c)	189,000	164,192
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	200,000	188,115
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	150,000	154,789
BBCMS Mortgage Trust Series 2024-C26 Class D, 4.5% 5/15/2057 (o)	435,000	358,807
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	334,000	341,928
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	118,000	120,855
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6265% 3/15/2058 (c)(o)	213,000	208,495
BBCMS Mortgage Trust Series 2025-5C37 Class C, 6.002% 9/15/2058 (c)	595,000	612,043
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (c)(o)(r)	8,700,000	348,466
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (c)	368,000	382,034
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (o)	100,000	84,230
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.1139% 7/15/2058 (c)	220,000	228,623
BBCMS Mortgage Trust Series 2025-C39 Class C, 5.9066% 12/15/2058 (c)	100,000	102,439
Bbcms Mtg Tr Series 2025-5C34 Class C, 6.8065% 5/15/2058 (c)	760,000	806,540
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	327,747	326,567
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	4,151,000	4,149,237
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0157% 8/15/2052 (c)(r)	6,946,881	165,955
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7596% 12/15/2062 (c)(r)	3,915,467	74,427
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (c)(o)	242,000	231,287
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (c)(o)	265,000	251,021
Benchmark Mortgage Trust Series 2022-B33 Class C, 3.6136% 3/15/2055 (c)	400,000	325,269
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	596,000	612,913
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	125,000	129,778
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	1,500,000	1,564,748
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2992% 11/15/2041 (b)(c)(o)	749,000	750,873
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.3486% 7/15/2039 (b)(c)(o)	825,027	826,059
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (b)(c)(o)	2,764,428	2,764,428
Bmo 2025-C12 Mortgage Trust Series 2025-C12 Class C, 6.3932% 6/15/2058 (c)	737,000	773,717
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (c)	100,000	101,552
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (c)	245,000	253,833
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.5838% 7/15/2058 (c)(r)	13,800,000	346,248
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.7492% 10/15/2058 (c)(r)	9,300,000	313,064
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	1,000,000	1,020,952
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7069% 4/15/2058 (c)(r)	6,397,318	168,620
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (c)	399,000	399,434
BMO Mortgage Trust Series 2026-C14 Class C, 5.9255% 2/15/2059 (o)	175,000	178,627
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (b)(c)(o)	2,072,000	2,072,648
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3012% 6/15/2041 (b)(c)(o)	1,023,000	1,023,639
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5009% 6/15/2041 (b)(c)(o)	723,000	723,678
BMP Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0487% 6/15/2041 (b)(c)(o)	590,000	590,737
Bpr Coml Mtg Trust Series 2025-STAR Class C, 6.0608% 11/5/2042 (c)(o)	585,000	590,675
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (c)(o)	8,606,000	8,853,513
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (c)(o)	264,000	274,517
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (c)(o)	1,125,000	1,180,209
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (c)(o)	616,000	636,460
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(o)	120,000	124,058
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(o)	70,000	68,162
Bres Coml Mtg Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.3004% 11/15/2042 (b)(c)(o)	467,000	467,752
Bres Coml Mtg Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8482% 11/15/2042 (b)(c)(o)	575,000	575,864
Bway Trust Series 2025-1535 Class B, 7.7102% 5/5/2042 (c)(o)	595,000	628,280
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (c)(o)	1,225,000	1,151,085
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (c)(o)	481,000	438,826
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1507% 4/15/2037 (b)(c)(o)	1,007,671	1,007,671
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 6.9175% 2/15/2039 (b)(c)(o)	945,000	944,705
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 7.7655% 2/15/2039 (b)(c)(o)	334,600	334,749
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.3476% 5/15/2034 (b)(c)(o)	2,087,518	2,092,737
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (c)(o)	262,000	270,586
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (c)(o)	100,000	104,266
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (c)(o)	239,000	249,086
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (c)(o)	1,416,000	1,534,142
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (b)(c)(o)	12,239,163	12,242,988
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 6.3495% 3/15/2041 (b)(c)(o)	471,450	471,744
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (b)(c)(o)	8,322,975	8,333,379
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class D, CME Term SOFR 1 month Index + 2.4919%, 6.1515% 4/15/2040 (b)(c)(o)	362,657	363,563
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3498% 4/15/2040 (b)(c)(o)	1,113,357	1,118,923
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (c)(o)	5,322,468	5,325,795
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.348% 5/15/2041 (b)(c)(o)	700,000	698,765
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.7063% 4/15/2034 (b)(c)(o)	383,377	381,459
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.0063% 4/15/2034 (b)(c)(o)	614,000	608,628
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.3063% 4/15/2034 (b)(c)(o)	406,000	401,940
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.6063% 4/15/2034 (b)(c)(o)	426,000	421,208
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (c)(o)	11,671,000	11,085,083
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 6.5945% 12/15/2038 (b)(c)(o)	515,091	514,930
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 6.9935% 12/15/2038 (b)(c)(o)	696,424	696,206
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.2645%, 5.9245% 2/15/2038 (b)(c)(o)	261,231	260,727
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3745% 2/15/2038 (b)(c)(o)	618,247	617,055
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (b)(c)(o)	2,316,000	2,311,658
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6733% 10/15/2036 (b)(c)(o)	268,000	267,330
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8731% 10/15/2036 (b)(c)(o)	2,044,000	2,037,621
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0728% 10/15/2036 (b)(c)(o)	349,000	347,911
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.722% 10/15/2036 (b)(c)(o)	2,036,000	2,030,916
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (b)(c)(o)	521,841	521,678
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 4.972% 2/15/2039 (b)(c)(o)	1,627,500	1,626,991
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.2214% 2/15/2039 (b)(c)(o)	819,700	819,444
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.6205% 2/15/2039 (b)(c)(o)	538,300	538,132
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (b)(c)(o)	2,828,446	2,828,446
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.8505% 12/9/2040 (b)(c)(o)	272,300	272,300
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.2998% 12/9/2040 (b)(c)(o)	144,900	144,900
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 6.4505% 10/15/2041 (b)(c)(o)	359,693	360,142
BX Commercial Mortgage Trust Series 2024-AIRC Class D, CME Term SOFR 1 month Index + 3.0892%, 6.7489% 8/15/2041 (b)(c)(o)	355,573	356,344
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.1992% 11/15/2041 (b)(c)(o)	1,250,000	1,249,686
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (b)(c)(o)	3,497,198	3,498,291
BX Commercial Mortgage Trust Series 2024-MF Class D, CME Term SOFR 1 month Index + 2.6898%, 6.3495% 2/15/2039 (b)(c)(o)	251,469	251,705
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.4026% 4/15/2040 (b)(c)(o)	2,987,386	2,992,054
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (b)(c)(o)	7,095,000	7,099,463
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.12% 3/15/2043 (b)(c)(o)	937,000	938,176
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.67% 3/15/2043 (b)(c)(o)	180,000	180,564
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(o)	2,038,000	1,908,133
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.742% 12/9/2041 (c)(o)(r)	50,900,000	1,248,404
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (b)(c)(o)	200,000	199,877
BX Trust 2021 Series 2021-LBA Class EJV, CME Term SOFR 1 month Index + 2.3645%, 6.0245% 2/15/2036 (b)(c)(o)	1,345,000	1,344,585
BX Trust 2021 Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.3645%, 6.0245% 2/15/2036 (b)(c)(o)	304,462	304,368
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5696% 6/15/2041 (b)(c)(o)	947,000	936,938
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.5975% 6/15/2041 (b)(c)(o)	1,750,000	1,747,843
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (b)(c)(o)	5,616,712	5,618,468
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3512% 4/15/2041 (b)(c)(o)	565,379	565,732
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6008% 4/15/2041 (b)(c)(o)	469,842	470,135
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5998% 11/15/2041 (b)(c)(o)	112,909	113,051
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5984% 11/15/2041 (b)(c)(o)	542,999	540,892
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (b)(c)(o)	12,882,431	12,866,328
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0531% 3/15/2030 (b)(c)(o)	1,643,610	1,639,501
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2029% 3/15/2030 (b)(c)(o)	2,315,109	2,309,333
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.6009% 3/15/2030 (b)(c)(o)	720,300	720,300
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (c)(o)	2,451,000	2,358,161
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0695% 11/15/2038 (b)(c)(o)	448,232	446,278
BX Trust Series 2021-RISE Class F, CME Term SOFR 1 month Index + 2.7645%, 6.4245% 11/15/2036 (b)(c)(o)	283,185	283,097
BX Trust Series 2021-RISE Class G, CME Term SOFR 1 month Index + 3.0645%, 6.7245% 11/15/2036 (b)(c)(o)	304,318	304,223
BX Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 5.7115% 9/15/2034 (b)(c)(o)	604,112	603,546
BX Trust Series 2021-XL2 Class G, CME Term SOFR 1 month Index + 2.9573%, 6.6173% 10/15/2038 (b)(c)(o)	147,000	146,954
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5997% 4/15/2037 (b)(c)(o)	650,300	650,504
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9497% 4/15/2037 (b)(c)(o)	146,999	147,182
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4987% 4/15/2037 (b)(c)(o)	553,699	554,737
BX Trust Series 2022-IND Class E, CME Term SOFR 1 month Index + 3.987%, 7.6467% 4/15/2037 (b)(c)(o)	402,500	403,506
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.3597% 1/15/2039 (b)(c)(o)	1,547,000	1,546,517
BX Trust Series 2022-VAMF Class E, CME Term SOFR 1 month Index + 2.7%, 6.3597% 1/15/2039 (b)(c)(o)	301,366	301,013
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9587% 1/15/2039 (b)(c)(o)	626,324	624,208
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (b)(c)(o)	5,178,707	5,178,707
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4512% 2/15/2039 (b)(c)(o)	1,467,300	1,467,300
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7993% 2/15/2039 (b)(c)(o)	83,914	83,914
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8477% 2/15/2039 (b)(c)(o)	382,010	381,924
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3509% 3/15/2041 (b)(c)(o)	917,700	917,700
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.6005% 3/15/2041 (b)(c)(o)	1,218,000	1,218,000
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (b)(c)(o)	7,086,000	7,076,423
BX Trust Series 2025-DIME Class E, 6.6597% 2/15/2035 (c)(o)	610,000	609,237
BX Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3597% 2/15/2035 (b)(c)(o)	876,000	872,465
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.6097% 6/15/2040 (b)(c)(o)	84,057	84,687
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.26% 10/15/2042 (b)(c)(l)(o)	545,000	545,218
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0597% 6/15/2035 (b)(c)(o)	1,604,000	1,604,000
BX Trust Series 2025-TAIL Class D, CME Term SOFR 1 month Index + 2.45%, 6.1097% 6/15/2035 (b)(c)(o)	528,000	528,495
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9597% 6/15/2035 (b)(c)(o)	722,000	721,554
BX Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8504% 3/15/2042 (b)(c)(o)	912,000	906,870
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5993% 3/15/2042 (b)(c)(o)	724,000	715,512
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 6.9097% 7/15/2044 (b)(c)(o)	358,000	359,092
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 6.4097% 12/15/2044 (b)(c)(o)	560,000	561,048
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(o)	3,509,000	3,597,217
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (o)	40,600,000	265,426
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (o)	1,802,844	1,474,336
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	228,740	227,240
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	236,857	234,637
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	285,478	282,412
Cip Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.4097% 10/15/2037 (b)(c)(o)	255,000	255,306
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	400,000	399,203
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (c)(o)	775,000	707,965
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (c)(o)	600,000	535,540
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	403,333	393,520
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (c)(o)	732,000	754,164
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 5.8524% 10/12/2040 (c)(o)	150,000	152,588
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (c)(o)	530,000	535,098
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 5.8524% 10/12/2040 (c)(o)	1,051,000	1,052,945
COMM Mortgage Trust Series 2014-CR20 Class C, 4.7343% 11/10/2047 (c)	157,222	152,111
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (c)	875,000	836,150
COMM Mortgage Trust Series 2015-DC1 Class C, 4.1805% 2/10/2048 (c)	688,000	607,091
COMM Mortgage Trust Series 2015-LC19 Class C, 4.4255% 2/10/2048 (c)	191,494	182,502
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5868% 9/10/2050 (c)	126,000	120,965
COMM Mortgage Trust Series 2025-180W Class E, 7.3635% 8/10/2042 (c)(o)	700,000	726,536
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (c)(o)	150,000	149,148
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	824,434	829,658
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5481% 8/15/2041 (b)(c)(o)	897,000	896,361
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (c)(o)	100,000	89,165
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2536% 6/15/2050 (c)	490,000	437,079
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	128,436	127,895
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	280,000	279,320
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 5.957% 12/15/2030 (b)(c)(o)	1,296,000	1,195,154
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (c)(o)	153,000	137,975
Cstl Coml Mtg Trust Series 2025-GATE2 Class E, 6.3548% 11/10/2042 (c)(o)	520,000	527,176
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (c)(o)	500,000	506,086
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.3428% 2/10/2043 (c)(o)	134,500	136,299
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	800,000	726,389
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	388,000	336,195
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3822% 8/10/2044 (c)(o)	585,576	570,931
DC Commercial Mortgage Trust Series 2023-DC Class C, 7.1405% 9/12/2040 (c)(o)	150,000	155,192
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(o)	524,000	540,462
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (c)(o)	1,100,000	1,123,901
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (o)	2,895,000	2,917,817
ELP Series 2025-ELP Class D, 5.6124% 11/13/2042 (c)(o)	160,000	161,235
ELP Series 2025-ELP Class E, 6.665% 11/13/2042 (c)(o)	615,000	633,284
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (c)(o)	158,000	161,616
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(o)	133,000	136,142
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(o)	100,000	102,330
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2597% 10/15/2042 (b)(c)(o)	1,535,000	1,537,876
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.5097% 10/15/2042 (b)(c)(o)	750,000	751,880
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 7.0097% 10/15/2042 (b)(c)(o)	378,000	380,842
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7597% 10/15/2042 (b)(c)(o)	378,000	380,841
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (b)(c)(o)	7,832,000	7,834,448
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0597% 2/15/2043 (b)(c)(o)	804,000	805,508
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2597% 2/15/2043 (b)(c)(o)	545,000	546,362
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5597% 2/15/2043 (b)(c)(o)	330,000	331,912
Extended Stay America Trust Series 2026-ESH2 Class F, 7.4097% 2/15/2043 (o)	580,000	584,090
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class F, CME Term SOFR 1 month Index + 4.25%, 7.9097% 12/15/2039 (b)(c)(o)	274,000	274,856
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.3097% 12/15/2039 (b)(c)(o)	660,000	665,465
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,900,000	1,887,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	900,000	895,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	2,100,000	2,108,850
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	600,000	548,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1992% 3/25/2029 (b)(c)	2,592,212	2,587,816
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	1,300,000	1,327,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	900,000	916,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	1,200,000	1,226,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	1,500,000	1,535,362
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	2,600,000	2,654,739
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	400,000	408,734
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (c)	900,000	913,443
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.2292% 10/25/2030 (c)	6,698,918	6,696,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (b)(c)	4,798,916	4,798,913
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (c)	2,000,000	2,018,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (b)(c)	1,772,829	1,772,828
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 10/25/2030 (b)(c)	2,399,772	2,399,770
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 11/25/2030 (b)(c)	4,800,000	4,800,720
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1692% 12/25/2030 (b)(c)	1,400,000	1,400,437
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/2039 (c)(o)	500,000	509,571
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.143% 8/10/2044 (c)(o)	644,317	634,374
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	92,387	91,336
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	800,000	800,198
GS Mortgage Securities Trust Series 2019-GC38 Class B, 4.309% 2/10/2052	269,000	256,205
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.699% 9/10/2052 (c)	999,551	861,399
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.2185% 12/13/2039 (c)(o)	445,000	399,361
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (c)(o)	176,000	144,495
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (c)(o)	1,250,000	1,253,420
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (c)(o)	100,000	102,239
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.6729% 8/10/2041 (c)(o)	352,000	359,566
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 6.3141% 11/25/2041 (b)(c)(o)	497,000	497,474
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.1141% 11/25/2041 (b)(c)(o)	180,000	179,922
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 7.8097% 7/15/2040 (b)(c)(o)	533,000	531,601
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2035 (b)(c)(o)	930,000	928,256
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (c)(o)	1,000,000	992,226
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(o)	2,000,000	1,967,490
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(o)	2,544,000	2,596,673
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.51% 3/15/2042 (b)(c)(o)	176,000	177,034
Ip 2025-Ip Mtg Tr Series 2025-IP Class F, 7.7123% 6/10/2042 (c)(o)	431,000	440,015
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.525% 2/15/2047 (c)	372,000	362,458
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.6083% 1/15/2048 (c)(o)	575,000	510,163
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class C, 3.3970% 12/15/2049 (c)	120,000	107,623
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	179,822	178,790
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	110,143	109,755
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (o)	476,000	453,986
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (o)	103,000	70,086
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (l)(o)	159,000	91,693
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (c)(o)(r)	2,000,000	43,902
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class D, 5.7972% 10/5/2039 (c)(o)	354,000	353,993
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (c)(o)	400,000	395,077
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 5.53% 8/15/2038 (b)(c)(o)	99,185	98,194
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.08% 8/15/2038 (b)(c)(o)	693,306	684,640
KNDR Trust Series 2021-KIND Class E, CME Term SOFR 1 month Index + 3.3645%, 7.03% 8/15/2038 (b)(c)(o)	372,937	369,025
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6597% 3/15/2042 (b)(c)(o)	257,888	257,460
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.3007% 10/15/2041 (b)(c)(o)	390,606	390,961
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (o)	1,206,374	1,192,459
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9549% 5/15/2039 (b)(c)(o)	2,726,000	2,633,998
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4536% 5/15/2039 (b)(c)(o)	1,630,000	1,532,416
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7528% 5/15/2039 (b)(c)(o)	913,000	831,312
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.2016% 5/15/2039 (b)(c)(o)	812,000	686,971
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8745% 3/15/2038 (b)(c)(o)	22,642	22,471
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1745% 3/15/2038 (b)(c)(o)	206,500	204,435
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5245% 3/15/2038 (b)(c)(o)	180,600	177,214
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (c)(o)	128,000	129,611
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (o)	200,000	203,840
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.3754% 4/15/2038 (b)(c)(o)	1,720,000	1,720,000
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 6.9754% 4/15/2038 (b)(c)(o)	1,280,000	1,279,999
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4745% 7/15/2038 (b)(c)(o)	200,000	199,850
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 5.9745% 7/15/2038 (b)(c)(o)	800,000	799,000
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.5245% 7/15/2038 (b)(c)(o)	1,500,000	1,498,125
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.2703% 1/15/2039 (b)(c)(o)	873,600	873,053
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.9189% 1/15/2039 (b)(c)(o)	1,069,600	1,068,932
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.6172% 1/15/2027 (b)(c)(o)	979,200	980,460
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1597% 9/15/2040 (b)(c)(o)	2,100,000	2,101,744
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.3097% 9/15/2040 (b)(c)(o)	357,000	357,522
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1597% 9/15/2040 (b)(c)(o)	495,000	496,345
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.9097% 9/15/2040 (b)(c)(o)	425,000	426,654
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	178,000	188,033
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	388,261	385,694
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0280% 5/15/2048 (c)	561,000	504,844
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8794% 11/15/2049 (c)	100,000	86,678
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	1,000,000	991,945
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	500,000	494,754
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	515,000	505,017
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	442,000	419,034
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	471,000	430,947
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	5,485,000	5,522,050
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	359,438	356,505
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (o)	923,014	978,225
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 0.8553% 5/5/2029 (c)(o)(r)	7,822,484	198,662
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(o)	140,000	135,701
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.1913% 9/24/2057 (c)(o)	152,000	146,855
Msbam Series 2025-5C2 Class C, 5.743% 11/15/2058 (c)	400,000	401,507
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0183% 12/15/2056 (c)	647,000	707,573
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (c)(o)	356,000	362,924
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (c)(o)	1,134,000	1,156,019
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (c)(o)	690,000	699,989
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (b)(c)(o)	9,563,000	9,563,000
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.1% 3/15/2043 (b)(c)(o)	1,226,000	1,226,767
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.3% 3/15/2043 (b)(c)(o)	1,361,000	1,361,851
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.8% 3/15/2043 (b)(c)(o)	585,000	584,743
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (o)	295,000	283,468
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (o)	840,000	727,020
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (c)(o)	192,000	193,483
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (c)(o)	432,000	431,794
PRM5 Trust Series 2025-PRM5 Class D, 5.812% 3/10/2033 (c)(o)	164,000	164,815
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (c)(o)	600,000	603,775
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (o)	737,000	788,853
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.9097% 8/15/2042 (b)(c)(o)	1,200,000	1,202,993
SCG Trust Series 2025-FLWR Class E, CME Term SOFR 1 month Index + 2.75%, 6.4097% 8/15/2042 (b)(c)(o)	660,000	659,586
SCG Trust Series 2025-SNIP Class D, CME Term SOFR 1 month Index + 2.6%, 6.2597% 9/15/2042 (b)(c)(o)	530,000	533,649
SCG Trust Series 2025-SNIP Class E, 7.0597% 9/15/2042 (c)(o)	662,000	665,724
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8481% 11/15/2034 (b)(c)(o)	167,300	167,300
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 8.8467% 11/15/2034 (b)(c)(o)	139,300	138,841
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (c)(o)	197,000	178,359
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2597% 10/15/2041 (b)(c)(o)	460,000	464,224
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.1097% 10/15/2041 (b)(c)(o)	100,000	100,770
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.36% 1/15/2039 (b)(c)(o)	1,140,000	1,138,575
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.01% 1/15/2039 (b)(c)(o)	510,000	509,379
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (b)(c)(o)	11,643,959	11,640,320
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.8539% 11/15/2038 (b)(c)(o)	4,163,170	4,161,869
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.1031% 11/15/2038 (b)(c)(o)	507,499	507,341
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.3523% 11/15/2038 (b)(c)(o)	333,859	333,983
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 6.7479% 11/15/2038 (b)(c)(o)	1,048,552	1,047,960
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.3906% 10/15/2034 (b)(c)(o)	482,000	482,497
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.677% 11/15/2036 (b)(c)(o)	255,000	254,047
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.325% 11/15/2036 (b)(c)(o)	1,230,000	1,223,872
SWCH Commercial Mortgage Trust Series 2025-DATA Class D, CME Term SOFR 1 month Index + 2.6412%, 6.3009% 2/15/2042 (b)(c)(o)	385,000	382,834
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.8986% 2/15/2042 (b)(c)(o)	1,283,000	1,271,431
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (b)(c)(o)	5,010,000	5,016,267
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2521% 12/15/2039 (b)(c)(o)	1,074,000	1,076,685
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6515% 12/15/2039 (b)(c)(o)	2,027,000	2,037,138
TCO Commercial Mortgage Trust Series 2024-DPM Class D, CME Term SOFR 1 month Index + 2.7408%, 6.4005% 12/15/2039 (b)(c)(o)	590,000	593,687
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	713,068	709,624
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9635% 12/15/2050 (c)(r)	1,079,170	15,383
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (c)(o)	290,000	297,460
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (c)(o)	195,000	200,339
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.9314% 7/13/2044 (c)(o)	145,000	150,894
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (o)	1,382,000	1,200,649
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (o)	1,276,000	1,060,734
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (c)(o)	110,000	110,491
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (c)(o)	320,000	320,906
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	455,000	396,822
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 4.8285% 7/15/2048 (b)(c)(o)	2,800,000	2,800,480
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	751,440	747,242
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.3425% 11/15/2049 (c)	621,000	603,111
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	92,579	92,281
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	171,740	171,081
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8156% 12/15/2050 (c)(r)	2,938,121	36,616
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9038% 8/15/2051 (c)(r)	2,170,903	32,038
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	337,884	329,810
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9745% 5/15/2031 (b)(c)(o)	953,000	952,560
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.9645%, 6.6245% 2/15/2040 (b)(c)(o)	460,800	459,645
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (c)(o)	415,000	421,506
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3328% 11/15/2057 (c)	416,000	429,196
Wells Fargo Commercial Mortgage Trust Series 2025-5C7 Class C, 5.798% 12/15/2058	120,000	120,820
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (c)	355,000	359,334
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (c)(o)	3,206,000	3,236,554
WFCM Series 2025-B33RP Class E, CME Term SOFR 1 month Index + 3.5%, 7.1597% 8/15/2042 (b)(c)(o)	660,000	664,122
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (c)(o)	237,000	243,758
TOTAL UNITED STATES		404,233,792
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $401,102,121)		404,562,136

Common Stocks - 0.0%
	Shares	Value ($)
BRAZIL - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul SA ADR	13,817	231,435
Azul SA ADR	335,475	102,521

TOTAL BRAZIL		333,956
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (l)	30,465	553,641
Altice France Holding SA rights (l)(o)(t)	802	9,022

TOTAL FRANCE		562,663
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
ModivCare Inc (l)	10,239	57,594
TOTAL COMMON STOCKS (Cost $827,119)		954,213

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (o)	442,000	465,647
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	580,000	387,730
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	805,813	2,846,534
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	1,638,000	1,564,290
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	211,000	367,035
ON Semiconductor Corp 0% 5/1/2027 (q)	387,000	521,096
Wolfspeed Inc 2.5% 6/15/2031	164,000	277,263
Wolfspeed Inc 2.5% 6/15/2031 (o)	37,000	62,552
		1,227,946
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	778,000	1,055,357
Terawulf Inc 0% 5/1/2032 (o)(q)	644,000	706,210
		1,761,567
TOTAL INFORMATION TECHNOLOGY		2,989,513
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	597,000	638,074
TOTAL UNITED STATES		8,038,411
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,037,633)		8,891,788

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	11,685	573,850
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (l)	28,293	797,297
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	15,130	694,013
TOTAL UNITED STATES		2,065,160
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,027,086)		2,065,160

Fixed-Income Funds - 4.8%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (w) (Cost $389,309,595)	3,991,171	374,371,861

Foreign Government and Government Agency Obligations - 1.1%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (o)		330,000	332,785
Angola Republic 8.75% 4/14/2032 (o)		200,000	196,211
Angola Republic 9.244% 1/15/2031 (o)		200,000	203,008
Angola Republic 9.375% 5/8/2048 (o)		270,000	243,338
Angola Republic 9.875% 10/15/2035 (o)		200,000	203,635
TOTAL ANGOLA			1,178,977
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (n)		2,952,007	2,499,002
Argentine Republic 1% 7/9/2029		360,672	318,181
Argentine Republic 3.5% 7/9/2041 (n)		460,000	321,326
Argentine Republic 4.125% 7/9/2035 (n)		3,724,989	2,801,657
Argentine Republic 5% 1/9/2038 (n)		1,185,000	931,594
TOTAL ARGENTINA			6,871,760
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (o)		230,000	211,887
Republic of Armenia 6.75% 3/12/2035 (o)		320,000	339,002
TOTAL ARMENIA			550,889
AUSTRALIA - 0.0%
Australian Commonwealth 1.75% 11/21/2032 (p)	AUD	160,000	96,244
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (o)		255,000	285,378
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (o)		190,000	179,415
Bahrain Kingdom 7.1% 2/3/2038 (o)		200,000	200,800
Bahrain Kingdom 7.5% 2/12/2036 (o)		100,000	105,400
TOTAL BAHRAIN			485,615
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (o)		450,000	471,829
Republic of Benin 8.375% 1/23/2041 (o)		100,000	106,305
TOTAL BENIN			578,134
BERMUDA - 0.0%
Republic of Bermuda 3.375% 8/20/2050 (o)		140,000	98,917
Republic of Bermuda 3.717% 1/25/2027 (o)		300,000	299,063
Republic of Bermuda 4.75% 2/15/2029 (o)		280,000	284,021
Republic of Bermuda 5% 7/15/2032 (o)		140,000	142,951
TOTAL BERMUDA			824,952
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		345,000	332,580
Federative Republic of Brazil 5.625% 2/21/2047		115,000	100,214
Federative Republic of Brazil 6% 10/20/2033		200,000	204,450
Federative Republic of Brazil 6.25% 5/22/2036		200,000	201,900
Federative Republic of Brazil 6.625% 3/15/2035		200,000	210,000
Federative Republic of Brazil 7.125% 1/20/2037		340,000	377,587
Federative Republic of Brazil 7.250% 1/12/2056		200,000	203,200
Federative Republic of Brazil 8.25% 1/20/2034		605,000	705,733
TOTAL BRAZIL			2,335,664
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	450,000	307,153
Canadian Government 2% 6/1/2032	CAD	1,535,000	1,070,661
Canadian Government 2.75% 6/1/2033	CAD	400,000	289,641
TOTAL CANADA			1,667,455
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		805,000	741,405
Chilean Republic 2.75% 1/31/2027		200,000	197,400
Chilean Republic 3.1% 1/22/2061		575,000	371,910
Chilean Republic 4.34% 3/7/2042		200,000	182,550
Chilean Republic 5.33% 1/5/2054		240,000	238,740
TOTAL CHILE			1,732,005
COLOMBIA - 0.0%
Colombian Republic 3% 1/30/2030		440,000	395,912
Colombian Republic 3.125% 4/15/2031		240,000	208,260
Colombian Republic 3.25% 4/22/2032		200,000	169,100
Colombian Republic 4.125% 5/15/2051		200,000	125,660
Colombian Republic 5% 6/15/2045		370,000	272,875
Colombian Republic 5.2% 5/15/2049		365,000	269,188
Colombian Republic 7.375% 4/25/2030		200,000	210,080
Colombian Republic 7.375% 9/18/2037		100,000	101,861
Colombian Republic 8% 11/14/2035		667,000	711,856
Colombian Republic 8% 4/20/2033		130,000	139,165
Colombian Republic 8.5% 4/25/2035		200,000	219,550
Colombian Republic 8.75% 11/14/2053		200,000	219,660
TOTAL COLOMBIA			3,043,167
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (o)		90,000	88,046
Republic of Costa Rica 6.125% 2/19/2031 (o)		80,000	83,960
Republic of Costa Rica 6.55% 4/3/2034 (o)		65,000	70,574
Republic of Costa Rica 7.3% 11/13/2054 (o)		200,000	228,458
TOTAL COSTA RICA			471,038
COTE D'IVOIRE - 0.0%
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (o)		560,000	554,680
Cote d'Ivoire Treasury Bill 6.75% 2/25/2041 (o)		200,000	190,800
Cote d'Ivoire Treasury Bill 8.075% 4/1/2036 (o)		200,000	215,628
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (o)		145,000	158,340
TOTAL COTE D'IVOIRE			1,119,448
DOMINICAN REPUBLIC - 0.2%
Dominican Republic 4.5% 1/30/2030 (o)		1,400,000	1,369,200
Dominican Republic 4.875% 9/23/2032 (o)		705,000	676,800
Dominican Republic 5.75% 3/17/2034 (o)		150,000	149,699
Dominican Republic 5.95% 1/25/2027 (o)		3,260,000	3,293,499
Dominican Republic 6% 7/19/2028 (o)		715,000	735,020
Dominican Republic 6.5% 2/15/2048 (o)		150,000	151,228
Dominican Republic 6.6% 6/1/2036 (o)		135,000	142,020
Dominican Republic 6.85% 1/27/2045 (o)		135,000	141,075
Dominican Republic 7.05% 2/3/2031 (o)		150,000	161,063
Dominican Republic 7.15% 2/24/2055 (o)		210,000	227,640
Dominican Republic 7.45% 4/30/2044 (o)		235,000	261,085
TOTAL DOMINICAN REPUBLIC			7,308,329
ECUADOR - 0.0%
Republic of Ecuador 6.9% 7/31/2030 (n)(o)		361,441	356,897
Republic of Ecuador 6.9% 7/31/2035 (n)(o)		655,000	594,313
Republic of Ecuador 8.75% 1/29/2034 (o)		240,000	242,160
Republic of Ecuador 9.25% 1/29/2039 (o)		200,000	203,400
TOTAL ECUADOR			1,396,770
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (o)		370,000	376,590
Arab Republic of Egypt 7.5% 2/16/2061 (o)		495,000	420,750
Arab Republic of Egypt 7.6003% 3/1/2029 (o)		245,000	256,868
Arab Republic of Egypt 7.625% 5/29/2032 (o)		135,000	138,408
Arab Republic of Egypt 7.903% 2/21/2048 (o)		200,000	180,400
Arab Republic of Egypt 8.5% 1/31/2047 (o)		360,000	343,800
Arab Republic of Egypt 8.7002% 3/1/2049 (o)		200,000	194,312
TOTAL EGYPT			1,911,128
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (o)		150,000	5,287
El Salvador Republic 7.1246% 1/20/2050 (o)		150,000	135,863
El Salvador Republic 7.65% 6/15/2035 (o)		80,000	82,560
El Salvador Republic 9.25% 4/17/2030 (o)		205,000	221,913
El Salvador Republic 9.65% 11/21/2054 (o)		150,000	170,458
TOTAL EL SALVADOR			616,081
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (o)		115,000	95,054
Gabonese Republic 7% 11/24/2031 (o)		60,000	48,953
TOTAL GABON			144,007
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (o)(q)		8,030	6,926
Ghana Republic 0% 7/3/2026 (o)(q)		3,200	3,148
Ghana Republic 5% 7/3/2029 (n)(o)		115,325	112,902
Ghana Republic 5% 7/3/2035 (n)(o)		144,200	130,474
TOTAL GHANA			253,450
GUATEMALA - 0.0%
Republic of Guatemala 6.125% 6/1/2050 (o)		230,000	230,598
Republic of Guatemala 6.25% 8/15/2036 (o)		255,000	270,220
Republic of Guatemala 6.6% 6/13/2036 (o)		230,000	249,694
Republic of Guatemala 6.875% 8/15/2055 (o)		200,000	218,368
TOTAL GUATEMALA			968,880
HUNGARY - 0.0%
Hungary Government 3.125% 9/21/2051 (o)		405,000	256,574
Hungary Government 5.25% 6/16/2029 (o)		200,000	204,741
Hungary Government 5.5% 6/16/2034 (o)		280,000	287,000
Hungary Government 6.25% 9/22/2032 (o)		140,000	150,375
Hungary Government 6.75% 9/23/2055 (o)		210,000	224,700
Hungary Government 6.75% 9/25/2052 (o)		100,000	108,890
TOTAL HUNGARY			1,232,280
INDONESIA - 0.1%
Indonesia Government 3.2% 9/23/2061		200,000	126,299
Indonesia Government 3.85% 10/15/2030		125,000	123,137
Indonesia Government 4.2% 10/15/2050		2,100,000	1,714,125
Indonesia Government 4.35% 1/11/2048		200,000	171,600
Indonesia Government 5.95% 1/8/2046 (o)		200,000	211,688
Indonesia Government 6.75% 1/15/2044 (o)		260,000	298,545
Indonesia Government 7.75% 1/17/2038 (o)		455,000	564,769
Indonesia Government 8.5% 10/12/2035 (o)		670,000	849,058
TOTAL INDONESIA			4,059,221
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		270,000	185,512
Israel Government 5% 1/13/2036		250,000	249,048
Israel Government 5.75% 3/12/2054		200,000	195,488
Israel Government 5.875% 1/13/2056		255,000	253,342
TOTAL ISRAEL			883,390
JAPAN - 0.2%
Japan Government 0.1% 9/20/2028	JPY	203,400,000	1,264,138
Japan Government Treasury Bills 0% 3/2/2026 (q)	JPY	180,000,000	1,152,627
Japan Government Treasury Bills 0% 3/23/2026 (q)	JPY	186,600,000	1,194,436
Japan Government Treasury Bills 0% 3/30/2026 (q)	JPY	94,850,000	607,062
Japan Government Treasury Bills 0% 5/18/2026 (q)	JPY	140,650,000	899,208
TOTAL JAPAN			5,117,471
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (o)		115,000	113,620
Jordan Government 7.75% 1/15/2028 (o)		230,000	240,350
TOTAL JORDAN			353,970
KENYA - 0.0%
Republic of Kenya 6.3% 1/23/2034 (o)		105,000	94,429
Republic of Kenya 8.7% 2/26/2039 (o)		200,000	195,218
Republic of Kenya 9.5% 3/5/2036 (o)		140,000	147,105
Republic of Kenya 9.75% 2/16/2031 (o)		260,000	284,700
TOTAL KENYA			721,452
LEBANON - 0.0%
Lebanon Republic 5.8% (m)(p)		290,000	84,535
Lebanon Republic 6.375% (m)(p)		180,000	52,470
TOTAL LEBANON			137,005
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		160,000	144,160
United Mexican States 3.25% 4/16/2030		300,000	285,563
United Mexican States 3.5% 2/12/2034		260,000	227,630
United Mexican States 3.75% 1/11/2028		300,000	297,938
United Mexican States 3.75% 4/19/2071		360,000	216,720
United Mexican States 4.875% 5/19/2033		200,000	194,600
United Mexican States 5.625% 2/9/2034		210,000	212,184
United Mexican States 5.75% 10/12/2110		410,000	348,213
United Mexican States 6% 5/7/2036		340,000	348,925
United Mexican States 6.05% 1/11/2040		455,000	457,917
United Mexican States 6.125% 2/9/2038		200,000	202,650
United Mexican States 6.338% 5/4/2053		200,000	193,990
United Mexican States 6.35% 2/9/2035		300,000	316,650
United Mexican States 6.4% 5/7/2054		120,000	117,287
United Mexican States 6.75% 2/9/2056		200,000	202,690
United Mexican States 6.875% 5/13/2037		200,000	216,600
United Mexican States 7.375% 5/13/2055		350,000	383,425
TOTAL MEXICO			4,367,142
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (o)		245,000	254,494
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (o)		550,000	589,017
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (o)		230,000	250,930
MULTI-NATIONAL - 0.0%
European Union 3.375% 12/12/2035 (p)	EUR	1,325,000	1,619,650
European Union 3.75% 10/12/2045 (p)	EUR	670,000	801,894
European Union 4% 4/4/2044 (p)	EUR	345,000	429,544
TOTAL MULTI-NATIONAL			2,851,088
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (o)		590,000	594,797
Republic of Nigeria 6.5% 11/28/2027 (o)		205,000	208,139
Republic of Nigeria 7.143% 2/23/2030 (o)		200,000	206,188
Republic of Nigeria 7.696% 2/23/2038 (o)		200,000	199,688
Republic of Nigeria 7.875% 2/16/2032 (o)		200,000	209,438
Republic of Nigeria 9.1297% 1/13/2046 (o)		85,000	92,479
TOTAL NIGERIA			1,510,729
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (o)		125,000	128,146
Oman Sultanate 6% 8/1/2029 (o)		490,000	514,500
Oman Sultanate 6.25% 1/25/2031 (o)		270,000	289,710
Oman Sultanate 6.5% 3/8/2047 (o)		280,000	302,960
Oman Sultanate 6.75% 1/17/2048 (o)		255,000	280,913
TOTAL OMAN			1,516,229
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (o)		360,000	359,640
Islamic Republic of Pakistan 6.875% 12/5/2027 (o)		105,000	105,798
Islamic Republic of Pakistan 7.375% 4/8/2031 (o)		470,000	464,125
TOTAL PAKISTAN			929,563
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		165,000	147,840
Panamanian Republic 5.227% 2/23/2034		275,000	274,833
Panamanian Republic 5.662% 2/23/2038		445,000	446,902
Panamanian Republic 7.875% 3/1/2057		250,000	301,500
Panamanian Republic 8% 3/1/2038		200,000	238,350
TOTAL PANAMA			1,409,425
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (o)		125,000	112,862
Republic of Paraguay 4.95% 4/28/2031 (o)		138,000	140,726
Republic of Paraguay 5.4% 3/30/2050 (o)		150,000	141,600
Republic of Paraguay 6.65% 3/4/2055 (o)		200,000	219,400
TOTAL PARAGUAY			614,588
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		330,000	306,240
Peruvian Republic 3% 1/15/2034		190,000	166,963
Peruvian Republic 3.3% 3/11/2041		205,000	161,136
TOTAL PERU			634,339
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		200,000	133,750
Philippine Republic 5.5% 1/17/2048		125,000	125,781
Philippine Republic 5.6% 5/14/2049		240,000	243,960
Philippine Republic 5.609% 4/13/2033		240,000	255,300
Philippine Republic 5.95% 10/13/2047		250,000	264,842
TOTAL PHILIPPINES			1,023,633
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (o)		75,000	78,371
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (o)		355,000	375,413
Republic of Poland 5.5% 3/18/2054		115,000	112,543
Republic of Poland 5.5% 4/4/2053		145,000	141,742
Republic of Poland 5.75% 11/16/2032		175,000	188,781
TOTAL POLAND			896,850
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (o)		455,000	407,894
State of Qatar 4.625% 6/2/2046 (o)		480,000	451,800
State of Qatar 4.817% 3/14/2049 (o)		370,000	354,508
State of Qatar 5.103% 4/23/2048 (o)		555,000	553,923
State of Qatar 9.75% 6/15/2030 (o)		135,000	166,177
TOTAL QATAR			1,934,302
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (p)	EUR	100,000	106,787
Romanian Republic 3% 2/27/2027 (o)		105,000	103,688
Romanian Republic 3.625% 3/27/2032 (o)		200,000	186,000
Romanian Republic 4% 2/14/2051 (o)		221,000	159,666
Romanian Republic 4.625% 3/4/2033 (o)	EUR	365,000	430,206
Romanian Republic 5.75% 7/4/2036 (o)		300,000	299,100
Romanian Republic 5.75% 9/16/2030 (o)		208,000	215,968
Romanian Republic 5.875% 7/11/2032 (p)	EUR	400,000	505,961
Romanian Republic 6% 5/25/2034 (o)		150,000	154,688
Romanian Republic 6.375% 1/30/2034 (p)		250,000	264,036
Romanian Republic 6.375% 9/18/2033 (p)	EUR	300,000	388,279
Romanian Republic 6.625% 2/17/2028 (o)		90,000	93,777
Romanian Republic 7.125% 1/17/2033 (o)		105,000	116,018
Romanian Republic 7.5% 2/10/2037 (o)		314,000	355,702
TOTAL ROMANIA			3,379,876
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (o)		275,000	257,898
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (o)		305,000	264,078
Kingdom of Saudi Arabia 3.25% 10/22/2030 (o)		595,000	570,534
Kingdom of Saudi Arabia 3.45% 2/2/2061 (o)		450,000	293,850
Kingdom of Saudi Arabia 3.75% 1/21/2055 (o)		315,000	227,095
Kingdom of Saudi Arabia 4.375% 1/12/2031 (o)		200,000	200,276
Kingdom of Saudi Arabia 4.5% 10/26/2046 (o)		410,000	352,703
Kingdom of Saudi Arabia 4.5% 4/22/2060 (o)		590,000	474,666
Kingdom of Saudi Arabia 4.625% 10/4/2047 (o)		300,000	261,075
Kingdom of Saudi Arabia 4.875% 1/12/2036 (o)		200,000	200,800
TOTAL SAUDI ARABIA			2,845,077
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (o)		190,000	117,219
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (o)		365,000	324,340
Republic of Serbia 6% 6/12/2034 (o)		110,000	115,820
Republic of Serbia 6.5% 9/26/2033 (o)		200,000	217,747
TOTAL SERBIA			657,907
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		200,000	201,700
South African Republic 5% 10/12/2046		200,000	155,999
South African Republic 5.65% 9/27/2047		220,000	185,680
South African Republic 5.75% 9/30/2049		250,000	210,313
South African Republic 5.875% 4/20/2032		200,000	206,625
South African Republic 6.125% 12/11/2037 (o)		200,000	197,200
South African Republic 7.1% 11/19/2036 (o)		335,000	360,209
South African Republic 7.25% 12/11/2055 (o)		200,000	200,000
TOTAL SOUTH AFRICA			1,717,726
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (n)(o)		138,250	137,835
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (n)(o)		362,332	338,124
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (n)(o)		199,093	197,922
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (n)(o)		99,504	99,106
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (n)(o)		48,374	39,522
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (o)		104,640	101,632
TOTAL SRI LANKA			914,141
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (o)		200,000	202,350
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		225,000	224,719
Turkish Republic 4.875% 10/9/2026		430,000	431,348
Turkish Republic 4.875% 4/16/2043		620,000	471,572
Turkish Republic 5.125% 2/17/2028		225,000	225,914
Turkish Republic 5.25% 3/13/2030		85,000	83,928
Turkish Republic 5.75% 5/11/2047		200,000	163,450
Turkish Republic 5.875% 6/26/2031		180,000	179,100
Turkish Republic 6% 1/14/2041		470,000	421,679
Turkish Republic 6.3% 3/14/2033		200,000	197,550
Turkish Republic 6.625% 2/17/2045		200,000	183,600
Turkish Republic 6.8% 11/4/2036		330,000	330,000
Turkish Republic 6.875% 1/14/2038		255,000	253,980
Turkish Republic 7.125% 7/17/2032		250,000	260,703
Turkish Republic 7.625% 5/15/2034		200,000	214,200
Turkish Republic 9.125% 7/13/2030		350,000	396,484
Turkish Republic 9.375% 1/19/2033		335,000	389,940
Turkish Republic 9.375% 3/14/2029		780,000	867,992
Turkish Republic 9.875% 1/15/2028		410,000	445,928
TOTAL TURKEY			5,742,087
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (n)(o)		56,813	36,474
Ukraine Government 0% 2/1/2034 (n)(o)		212,307	104,030
Ukraine Government 0% 2/1/2035 (n)(o)		304,411	172,449
Ukraine Government 0% 2/1/2036 (n)(o)		184,509	104,155
Ukraine Government 4% 2/1/2032 (n)(o)		214,400	166,160
Ukraine Government 4.5% 2/1/2029 (n)(o)		343,290	262,789
Ukraine Government 4.5% 2/1/2034 (n)(o)		422,544	262,400
Ukraine Government 4.5% 2/1/2035 (n)(o)		192,527	116,864
Ukraine Government 4.5% 2/1/2036 (n)(o)		136,722	82,033
TOTAL UKRAINE			1,307,354
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (o)		400,000	274,608
Emirate of Abu Dhabi 3.125% 9/30/2049 (o)		1,175,000	840,736
Emirate of Abu Dhabi 3.875% 4/16/2050 (o)		285,000	229,200
Emirate of Abu Dhabi 5.5% 4/30/2054 (o)		200,000	204,750
Emirate of Dubai 3.9% 9/9/2050 (p)		505,000	379,065
Emirate of Dubai 5.25% 1/30/2043 (p)		200,000	200,312
TOTAL UNITED ARAB EMIRATES			2,128,671
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		350,000	336,350
Uruguay Republic 5.75% 10/28/2034		140,000	150,402
TOTAL URUGUAY			486,752
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.9% 10/19/2031 (o)		230,000	216,128
VENEZUELA - 0.0%
Venezuela Republic 11.95% (m)(p)		560,000	255,920
Venezuela Republic 12.75% (m)(p)		105,000	48,615
Venezuela Republic 9.25% (m)		1,285,000	571,825
TOTAL VENEZUELA			876,360
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (o)		365,000	267,019
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $80,460,180)			86,243,054

Non-Convertible Corporate Bonds - 22.0%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (o)		140,000	143,893
Tecpetrol SA 7.625% 11/3/2030 (o)		150,000	152,224
YPF SA 8.25% 1/17/2034 (o)		140,000	144,172

TOTAL ARGENTINA			440,289
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (c)(p)	GBP	500,000	679,849
Commonwealth Bank of Australia 2.688% 3/11/2031 (o)		525,000	485,492
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(o)		517,000	503,851
Commonwealth Bank of Australia 3.788% 8/26/2037 (c)(p)	EUR	300,000	356,561
National Australia Bank Ltd 3.612% 1/22/2036 (c)(p)	EUR	400,000	475,243
Westpac Banking Corp 4.11% 7/24/2034 (c)		744,000	737,603
			3,238,599
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (p)	EUR	328,000	368,285
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (c)(p)	GBP	318,000	408,205
TOTAL FINANCIALS			4,015,089
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 7% 4/1/2031 (o)		200,000	210,402
Mineral Resources Ltd 8% 11/1/2027 (o)		1,405,000	1,435,861
TOTAL MATERIALS			1,646,263
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	510,000	376,951
TOTAL AUSTRALIA			6,038,303
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (p)	EUR	160,000	189,511
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (p)	EUR	100,000	122,522
TOTAL AUSTRIA			312,033
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (o)		360,000	360,630
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (p)		200,000	216,068

TOTAL AZERBAIJAN			576,698
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (o)		290,000	297,720
Bapco Energies BSC Closed 8.375% 11/7/2028 (o)		140,000	148,943

TOTAL BAHRAIN			446,663
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (o)		605,000	488,538
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (p)	EUR	500,000	615,278
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (p)	EUR	600,000	728,313
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (p)	EUR	300,000	358,295
TOTAL BELGIUM			1,701,886
BRAZIL - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		205,000	204,179
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (o)		100,000	92,921
Minerva Luxembourg SA 8.875% 9/13/2033 (o)		225,000	245,770
NBM US Holdings Inc 6.625% 8/6/2029 (o)		330,000	333,439
			672,130
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (o)		420,000	382,305
TOTAL CONSUMER STAPLES			1,054,435
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (o)		165,746	162,412
Yinson Boronia Production BV 8.947% 7/31/2042 (o)		340,010	373,974
			536,386
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (o)		425,899	366,007
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (o)		250,000	245,694
			611,701
TOTAL ENERGY			1,148,087
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (m)(o)		1,586,000	297,375
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (o)		197,340	209,945
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (o)		385,000	386,775
TOTAL INDUSTRIALS			894,095
Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (o)		150,000	56,915
Braskem Netherlands Finance BV 7.25% 2/13/2033 (o)		530,000	218,625
Braskem Netherlands Finance BV 8.5% 1/12/2031 (o)		235,000	99,734
			375,274
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (o)		260,000	222,885
CSN Resources SA 5.875% 4/8/2032 (o)		180,000	128,250
CSN Resources SA 8.875% 12/5/2030 (o)		200,000	166,200
ERO Copper Corp 6.5% 2/15/2030 (o)		565,000	567,825
Nexa Resources SA 6.6% 4/8/2037 (o)		200,000	213,766
Nexa Resources SA 6.75% 4/9/2034 (o)		60,000	64,950
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(o)		1,606,571	1,614,091
Usiminas International Sarl 7.5% 1/27/2032 (o)		315,000	324,450
Vale Overseas Ltd 6% 2/25/2056 (c)(o)		200,000	203,912
Vale Overseas Ltd 6.4% 6/28/2054		305,000	318,063
			3,824,392
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (o)		265,000	279,362
Suzano Austria GmbH 3.75% 1/15/2031		95,000	90,559
Suzano Austria GmbH 5% 1/15/2030		440,000	443,577
Suzano Netherlands BV 5.5% 1/15/2036		260,000	262,730
			1,076,228
TOTAL MATERIALS			5,275,894
TOTAL BRAZIL			8,576,690
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (o)		685,000	685,904
Golar LNG Ltd 7.75% 9/19/2029 (o)(p)		1,000,000	1,007,980

TOTAL CAMEROON			1,693,884
CANADA - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (c)		382,000	394,460
TELUS Corp 7% 10/15/2055 (c)		188,000	198,388
			592,848
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (c)		184,000	192,431
Rogers Communications Inc 7.125% 4/15/2055 (c)		184,000	194,926
			387,357
TOTAL COMMUNICATION SERVICES			980,205
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (o)		1,195,000	1,216,120
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (o)		464,000	477,207
			1,693,327
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (o)		528,000	531,385
TOTAL CONSUMER DISCRETIONARY			2,224,712
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,700,000	2,699,645
Canadian Natural Resources Ltd 5.85% 2/1/2035		525,000	561,832
Cenovus Energy Inc 3.75% 2/15/2052		210,000	152,151
Cenovus Energy Inc 4.65% 3/20/2031		1,294,000	1,310,421
Cenovus Energy Inc 5.25% 6/15/2037		717,000	714,644
Cenovus Energy Inc 5.4% 3/20/2036		996,000	1,014,540
Cenovus Energy Inc 5.4% 6/15/2047		146,000	137,292
Cenovus Energy Inc 6.75% 11/15/2039		58,000	64,838
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)		417,000	442,620
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)		63,000	65,649
TOTAL ENERGY			7,163,632
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (c)(p)	EUR	1,100,000	1,310,753
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)		200,000	200,712
Royal Bank of Canada 3.125% 9/27/2031 (c)(p)	EUR	510,000	606,635
Toronto Dominion Bank 3.357% 9/22/2032 (p)	EUR	500,000	591,699
			2,709,799
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (o)		150,000	149,430
TOTAL FINANCIALS			2,859,229
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (o)		92,000	96,196
Bausch Health Cos Inc 4.875% 6/1/2028 (o)		110,000	102,369
Bausch Health Cos Inc 5.25% 1/30/2030 (o)		180,000	126,000
TOTAL HEALTH CARE			324,565
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (o)		340,000	358,273
Bombardier Inc 7% 6/1/2032 (o)		1,220,000	1,285,138
			1,643,411
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (o)		365,000	380,224
TOTAL INDUSTRIALS			2,023,635
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		1,004,000	1,007,933
Methanex Corp 5.25% 12/15/2029		230,000	231,945
Methanex Corp 5.65% 12/1/2044		401,000	365,055
			1,604,933
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (o)		315,000	325,532
Champion Iron Canada Inc 7.875% 7/15/2032 (o)		150,000	159,538
Hudbay Minerals Inc 4.5% 4/1/2026 (o)		65,000	64,958
			550,028
TOTAL MATERIALS			2,154,961
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
TransAlta Corp 5.875% 2/1/2034		570,000	573,563
TransAlta Corp 6.5% 3/15/2040		380,000	383,695
TOTAL UTILITIES			957,258
TOTAL CANADA			18,688,197
CHILE - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (o)		70,000	69,154
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (o)		200,000	209,943
Empresa Nacional del Petroleo 6.15% 5/10/2033 (o)		85,000	90,163
TOTAL ENERGY			300,106
Materials - 0.0%
Metals & Mining - 0.0%
Antofagasta PLC 2.375% 10/14/2030 (o)		385,000	349,738
Antofagasta PLC 5.625% 9/9/2035 (o)		200,000	207,590
Antofagasta PLC 5.625% 5/13/2032 (o)		110,000	115,067
Corp Nacional del Cobre de Chile 3% 9/30/2029 (o)		50,000	47,891
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (o)		150,000	144,079
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (o)		595,000	431,712
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (o)		115,000	117,486
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (o)		200,000	205,196
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (o)		150,000	158,870
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (o)		140,000	147,076
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (o)		80,000	87,385
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (o)		200,000	220,105
			2,232,195
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (o)		200,000	204,372
Inversiones CMPC SA 3% 4/6/2031 (o)		235,000	209,444
			413,816
TOTAL MATERIALS			2,646,011
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (o)		224,826	232,470
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (o)		68,800	72,219
TOTAL UTILITIES			304,689
TOTAL CHILE			3,319,960
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.061% 7/13/2031 (o)		200,000	183,946
Prosus NV 3.68% 1/21/2030 (o)		280,000	271,076
Prosus NV 4.027% 8/3/2050 (o)		270,000	191,869
Prosus NV 4.193% 1/19/2032 (o)		140,000	135,538
TOTAL CONSUMER DISCRETIONARY			782,429
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (o)		270,000	271,136
TOTAL CHINA			1,053,565
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (o)		465,000	434,659
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (o)		195,000	193,046
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (m)(o)		2,560,000	755,200
Ecopetrol SA 4.625% 11/2/2031		160,000	143,400
Ecopetrol SA 8.375% 1/19/2036		240,000	246,600
Ecopetrol SA 8.875% 1/13/2033		695,000	738,021
Geopark Ltd 5.5% 1/17/2027 (o)		235,000	225,013
Geopark Ltd 8.75% 1/31/2030 (o)		235,000	223,202
Gran Tierra Energy Inc 9.75% 4/15/2031 (o)		620,000	499,100
			2,830,536
TOTAL ENERGY			3,023,582
Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		200,000	213,677
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (o)		325,000	340,216
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (o)		1,230,000	1,156,200
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (o)		200,000	208,793
Termocandelaria Power SA 7.75% 9/17/2031 (o)		225,000	233,579
TOTAL UTILITIES			1,598,572
TOTAL COLOMBIA			5,610,706
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (o)		215,000	223,835
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (o)		195,000	207,248
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (o)		350,000	361,631
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (o)		255,000	267,150
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 6% 1/27/2032 (p)	EUR	300,000	359,000
TOTAL CZECH REPUBLIC			626,150
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (p)	EUR	325,000	386,666
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (p)	EUR	150,000	185,387
TOTAL CONSUMER STAPLES			572,053
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (c)(p)	EUR	1,015,000	1,243,339
Jyske Bank A/S 5.125% 5/1/2035 (c)(p)	EUR	468,000	584,666
TOTAL FINANCIALS			1,828,005
TOTAL DENMARK			2,400,058
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (o)		230,000	241,380
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (o)		697,000	727,247
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (o)		90,000	89,509
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (p)	EUR	250,000	287,060
Citycon Treasury BV 5.375% 7/8/2031 (p)	EUR	100,000	114,325
TOTAL REAL ESTATE			401,385
TOTAL FINLAND			1,218,141
FRANCE - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (o)		651,677	626,435
Altice France SA 6.5% 4/15/2032 (o)		1,699,697	1,627,810
Altice France SA 6.875% 10/15/2030 (o)		216,463	209,843
Altice France SA 6.875% 7/15/2032 (o)		553,354	531,233
Orange SA 4.75% 1/13/2033 (o)		300,000	303,499
Orange SA 5% 1/13/2036 (o)		300,000	301,319
			3,600,139
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (p)	EUR	300,000	354,994
TOTAL COMMUNICATION SERVICES			3,955,133
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (o)		360,000	369,937
Valeo SE 4.625% 3/23/2032 (p)	EUR	100,000	120,167
			490,104
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (c)(p)	EUR	100,000	121,874
RCI Banque SA 5.5% 10/9/2034 (c)(p)	EUR	200,000	249,921
			371,795
TOTAL CONSUMER DISCRETIONARY			861,899
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (p)	EUR	300,000	353,195
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (o)		895,000	950,292
Viridien 10% 10/15/2030 (o)		360,000	386,034
TOTAL ENERGY			1,336,326
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 2.159% 9/15/2029 (c)(o)		532,000	506,057
BNP Paribas SA 3.132% 1/20/2033 (c)(o)		650,000	600,609
BNP Paribas SA 3.945% 2/18/2037 (c)(p)	EUR	900,000	1,071,463
BNP Paribas SA 5.786% 1/13/2033 (c)(o)		5,406,000	5,725,751
BPCE SA 5.716% 1/18/2030 (c)(o)		250,000	259,727
Societe Generale SA 5.5% 4/13/2029 (c)(o)		3,692,000	3,788,455
Societe Generale SA 6.691% 1/10/2034 (c)(o)		544,000	597,381
			12,549,443
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (o)		360,000	369,535
Iliad Holding SAS 8.5% 4/15/2031 (o)		275,000	294,656
			664,191
TOTAL FINANCIALS			13,213,634
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement SAS 0.625% 9/16/2028 (p)	EUR	249,000	277,271
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (p)	GBP	400,000	540,352
Electricite de France SA 6.125% 6/2/2034 (p)	GBP	150,000	212,580
			752,932
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (p)	EUR	300,000	362,058
Engie SA 4.25% 9/6/2034 (p)	EUR	400,000	499,994
Veolia Environnement SA 3.324% 6/17/2032 (p)	EUR	700,000	833,132
			1,695,184
TOTAL UTILITIES			2,448,116
TOTAL FRANCE			22,445,574
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (o)		200,000	204,000
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (o)		90,000	86,175
TOTAL GEORGIA			290,175
GERMANY - 0.5%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (p)	EUR	300,000	356,162
Schaeffler AG 5.375% 4/1/2031 (p)	EUR	200,000	251,065
ZF Europe Finance BV 4.75% 1/31/2029 (p)	EUR	300,000	360,185
ZF Europe Finance BV 5.5% 2/17/2032 (p)	EUR	200,000	236,473
ZF Europe Finance BV 7% 6/12/2030 (p)	EUR	100,000	126,958
ZF North America Capital Inc 7.5% 3/24/2031 (o)		235,000	242,194
TOTAL CONSUMER DISCRETIONARY			1,573,037
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (p)	EUR	225,000	279,105
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (p)	EUR	400,000	477,355
Financials - 0.4%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (c)(p)	EUR	300,000	360,771
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (c)(p)	EUR	200,000	237,502
Volkswagen Bank GmbH 3.5% 6/19/2031 (p)	EUR	200,000	239,118
			837,391
Capital Markets - 0.4%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)		13,000,000	13,281,538
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (c)		5,000,000	5,212,248
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)		980,000	1,024,944
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (c)		2,377,000	2,531,516
			22,050,246
Financial Services - 0.0%
KfW 1.125% 3/31/2037 (p)	EUR	730,000	716,677
KfW 2.625% 1/10/2034 (p)	EUR	875,000	1,030,029
			1,746,706
TOTAL FINANCIALS			24,634,343
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance LLC 6.375% 11/21/2030 (o)		617,000	664,566
Bayer US Finance LLC 6.5% 11/21/2033 (o)		939,000	1,029,185
TOTAL HEALTH CARE			1,693,751
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (p)	EUR	300,000	357,050
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (l)	EUR	100,000	118,160
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	203,315	257,239
Accentro Real Estate AG 5.625% 12/30/2034 pay-in-kind (c)(p)	EUR	553,674	176,640
Sirius Real Estate Ltd 4% 1/22/2032 (p)	EUR	300,000	358,244
TOTAL REAL ESTATE			910,283
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (p)	EUR	300,000	357,430
Amprion GmbH 3.625% 5/21/2031 (p)	EUR	100,000	121,428
Amprion GmbH 3.875% 6/5/2036 (p)	EUR	300,000	359,896
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (c)(p)	EUR	600,000	678,507
EnBW International Finance BV 3.75% 11/20/2035 (p)	EUR	750,000	902,261
EnBW International Finance BV 5.7923% 2/26/2036 (p)	AUD	440,000	312,240
			2,731,762
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (o)		890,000	892,237
RWE Finance US LLC 5.875% 4/16/2034 (o)		558,000	592,368
			1,484,605
TOTAL UTILITIES			4,216,367
TOTAL GERMANY			34,141,291
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Gta Holdings 11.25% 1/29/2031 (o)(p)		200,000	203,562
Kosmos Energy Ltd 7.5% 3/1/2028 (o)		341,000	294,539
Kosmos Energy Ltd 8.75% 10/1/2031 (o)		1,010,000	757,500
Tullow Oil PLC 10.25% 5/15/2026 (o)		954,000	845,626

TOTAL GHANA			2,101,227
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (o)		960,000	989,473
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (o)		370,000	381,563
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (o)		350,000	336,084
Millicom International Cellular SA 4.5% 4/27/2031 (o)		165,000	153,540
Millicom International Cellular SA 5.125% 1/15/2028 (o)		927,000	922,087
Millicom International Cellular SA 6.25% 3/25/2029 (o)		1,440,000	1,449,590
Millicom International Cellular SA 7.375% 4/2/2032 (o)		245,000	252,854
TOTAL COMMUNICATION SERVICES			3,114,155
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (o)		195,000	192,680
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (o)		250,000	253,436
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (o)		300,000	301,032
TOTAL UTILITIES			554,468
TOTAL GUATEMALA			3,861,303
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (c)(p)		690,000	666,558
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (o)		85,000	87,444
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (p)		200,000	213,000
TOTAL HUNGARY			300,444
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (o)		135,000	137,700
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (o)		140,000	141,472
TOTAL INDIA			279,172
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (o)		325,000	326,424
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (o)		315,000	327,206
Pertamina Persero PT 4.175% 1/21/2050 (o)		185,000	142,912
TOTAL ENERGY			796,542
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (o)		125,000	125,550
Freeport Indonesia PT 5.315% 4/14/2032 (o)		265,000	270,439
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (o)		450,000	463,392
TOTAL MATERIALS			859,381
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (o)		90,000	91,271
TOTAL INDONESIA			1,747,194
IRELAND - 0.7%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		868,000	859,600
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		3,909,000	3,802,750
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		5,872,000	5,487,387
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		4,000,000	4,107,061
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		7,000,000	7,249,303
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		4,752,000	4,871,587
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)		359,000	372,168
			26,749,856
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (o)		755,000	766,944
GGAM Finance Ltd 6.875% 4/15/2029 (o)		1,545,000	1,591,466
			2,358,410
TOTAL FINANCIALS			29,108,266
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (o)		290,000	289,961
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (o)		880,000	880,055
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (o)		190,000	188,322
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (o)		4,604,000	4,665,146
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (o)		428,000	438,295
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (o)		2,337,000	2,417,168
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (o)		3,000,000	3,135,069
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (o)		3,000,000	3,121,007
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (o)		5,341,000	5,566,628
TOTAL INDUSTRIALS			20,701,651
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	100,000	119,719
TOTAL IRELAND			49,929,636
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (o)(p)		120,000	118,623
Energean Israel Finance Ltd 5.875% 3/30/2031 (o)(p)		240,000	230,719
Leviathan Bond Ltd 6.5% 6/30/2027 (o)(p)		380,000	382,280
TOTAL ENERGY			731,622
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (o)(p)		200,000	202,173
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		100,000	99,267
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		120,000	120,035
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		575,000	610,163
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		215,000	235,118
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		380,000	394,312
TOTAL HEALTH CARE			1,458,895
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (o)(p)		260,000	245,461
TOTAL ISRAEL			2,638,151
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(o)		242,000	233,864
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 4.375% 9/30/2030 (o)		200,000	201,022
Enel Finance International NV 5.5% 6/26/2034 (o)		300,000	312,978
			514,000
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (o)		345,000	364,594
TOTAL UTILITIES			878,594
TOTAL ITALY			1,112,458
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (o)		230,000	235,704
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (o)		200,000	202,000

TOTAL JAMAICA			437,704
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (p)	EUR	200,000	240,676
NTT Finance Corp 4.567% 7/16/2027 (o)		816,000	823,402
NTT Finance Corp 4.62% 7/16/2028 (o)		826,000	838,479
NTT Finance Corp 4.876% 7/16/2030 (o)		2,115,000	2,169,828
TOTAL COMMUNICATION SERVICES			4,072,385
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (o)		340,000	367,945
TOTAL JAPAN			4,440,330
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (o)		195,000	178,730
KazMunayGas National Co JSC 5.375% 4/24/2030 (o)		30,000	30,767
KazMunayGas National Co JSC 5.75% 4/19/2047 (o)		80,000	76,528
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (o)		225,000	209,475

TOTAL KAZAKHSTAN			495,500
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (o)		240,000	247,331
POSCO 5.875% 1/17/2033 (o)		70,000	75,603

TOTAL KOREA (SOUTH)			322,934
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (o)		125,000	120,500
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (o)		1,595,000	1,106,476
Altice Financing SA 9.625% 7/15/2027 (o)		345,000	257,957
			1,364,433
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (o)		197,000	185,124
TOTAL COMMUNICATION SERVICES			1,549,557
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (o)		355,000	378,182
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	1,929,600	425,257
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (o)		1,519,000	1,336,747
Real Estate - 0.1%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (p)	EUR	600,000	712,383
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (p)	EUR	100,000	123,464
Real Estate Management & Development - 0.1%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (p)	EUR	200,000	238,370
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (p)	EUR	197,000	224,126
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (p)	EUR	617,000	704,728
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (p)	EUR	300,000	352,671
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (p)	EUR	289,000	362,060
Logicor Financing Sarl 1.625% 1/17/2030 (p)	EUR	181,000	202,411
Logicor Financing Sarl 2% 1/17/2034 (p)	EUR	428,000	443,393
Logicor Financing Sarl 3.75% 7/14/2032 (p)	EUR	120,000	142,995
Logicor Financing Sarl 4.25% 7/18/2029 (p)	EUR	100,000	122,751
P3 Group Sarl 3.75% 4/2/2033 (p)	EUR	200,000	236,871
P3 Group Sarl 4% 4/19/2032 (p)	EUR	300,000	363,322
			3,393,698
TOTAL REAL ESTATE			4,229,545
TOTAL LUXEMBOURG			7,919,288
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (o)		265,000	244,793
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (o)		235,000	162,447
Petronas Capital Ltd 3.5% 4/21/2030 (o)		120,000	117,751
TOTAL ENERGY			280,198
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (o)		450,000	448,268
TOTAL MALAYSIA			973,259
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (o)		560,000	567,448
MEXICO - 1.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (o)		205,000	178,285
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
FEL Energy VI SARL 5.75% 12/1/2040 (o)		109,645	107,535
Petroleos Mexicanos 5.95% 1/28/2031		39,470,000	38,641,130
Petroleos Mexicanos 6.35% 2/12/2048		3,548,000	2,846,915
Petroleos Mexicanos 6.5% 6/2/2041		85,000	75,665
Petroleos Mexicanos 6.625% 6/15/2035		1,020,000	976,038
Petroleos Mexicanos 6.7% 2/16/2032		6,577,000	6,596,073
Petroleos Mexicanos 6.75% 9/21/2047		13,445,000	11,179,518
Petroleos Mexicanos 6.95% 1/28/2060		1,224,000	1,007,640
Petroleos Mexicanos 7.69% 1/23/2050		3,865,000	3,510,193
TOTAL ENERGY			64,940,707
Financials - 0.1%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (o)		215,000	221,066
Capital Markets - 0.1%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (o)		565,000	576,300
TOTAL FINANCIALS			797,366
Materials - 0.0%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (o)		140,000	116,116
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (o)		370,000	372,143
			488,259
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (o)		155,000	122,954
TOTAL MATERIALS			611,213
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (o)		200,000	200,716
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (o)		242,878	265,511
Saavi Energia Sarl 8.875% 2/10/2035 (o)		410,000	450,391
TOTAL UTILITIES			715,902
TOTAL MEXICO			67,444,189
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (o)		230,000	216,890
OCP SA 6.1% 4/30/2030 (o)		200,000	209,000
OCP SA 6.75% 5/2/2034 (o)		255,000	276,769
OCP SA 6.875% 4/25/2044 (o)		160,000	168,576
OCP SA 7.5% 5/2/2054 (o)		115,000	129,026

TOTAL MOROCCO			1,000,261
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.875% 1/12/2033 (p)	EUR	80,000	96,155
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (p)	EUR	200,000	240,266
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (p)	EUR	400,000	506,798
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (p)	EUR	400,000	429,226
Cooperatieve Rabobank UA 5.71% 1/21/2033 (c)(o)		650,000	691,344
ING Groep NV 3% 8/17/2031 (c)(p)	EUR	700,000	823,893
			1,944,463
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (c)(p)		393,000	398,277
TOTAL FINANCIALS			2,342,740
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		1,841,000	1,872,903
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		5,308,000	5,422,115
TOTAL INFORMATION TECHNOLOGY			7,295,018
TOTAL NETHERLANDS			10,384,822
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (o)		564,000	561,219
IHS Holding Ltd 6.25% 11/29/2028 (o)		55,000	55,154
IHS Holding Ltd 7.875% 5/29/2030 (o)		490,000	511,438
IHS Holding Ltd 8.25% 11/29/2031 (o)		480,000	511,234
TOTAL COMMUNICATION SERVICES			1,639,045
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (o)		158,119	158,752
TOTAL NIGERIA			1,797,797
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (o)		373,000	393,991
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (o)		1,075,000	1,087,907
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (o)		460,000	442,175
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (o)		1,145,000	1,182,530
TOTAL COMMUNICATION SERVICES			2,712,612
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (o)		105,000	86,506
TOTAL PANAMA			2,799,118
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (o)		200,000	198,912
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (o)		205,000	205,974
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(o)		235,000	239,700
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (o)		280,000	292,061
Volcan Cia Minera SAA 8.5% 10/28/2032 (o)		720,000	753,323
TOTAL MATERIALS			1,045,384
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (o)		200,000	202,230
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (o)		345,000	357,108
TOTAL UTILITIES			559,338
TOTAL PERU			2,050,396
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (o)		345,000	366,518
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (p)	EUR	568,000	667,169
GTC Finance DAC 6.5% 10/15/2030 (p)	EUR	600,000	662,877
TOTAL REAL ESTATE			1,330,046
TOTAL POLAND			1,696,564
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (o)		170,000	157,955
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (o)		350,000	344,907
QatarEnergy 2.25% 7/12/2031 (o)		925,000	839,678
QatarEnergy 3.125% 7/12/2041 (o)		535,000	419,788
QatarEnergy 3.3% 7/12/2051 (o)		815,000	580,745
TOTAL ENERGY			2,185,118
TOTAL QATAR			2,343,073
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (o)		630,445	583,792
Saudi Arabian Oil Co 2.25% 11/24/2030 (o)		445,000	404,959
Saudi Arabian Oil Co 3.25% 11/24/2050 (o)		345,000	230,581
Saudi Arabian Oil Co 3.5% 11/24/2070 (o)		135,000	84,914
Saudi Arabian Oil Co 3.5% 4/16/2029 (o)		710,000	697,674
Saudi Arabian Oil Co 4.25% 4/16/2039 (o)		785,000	717,050
Saudi Arabian Oil Co 4.375% 2/2/2031 (o)		240,000	239,616
Saudi Arabian Oil Co 4.375% 4/16/2049 (o)		120,000	100,126
Saudi Arabian Oil Co 5.875% 7/17/2064 (o)		200,000	194,000
Saudi Arabian Oil Co 6.375% 6/2/2055 (o)		450,000	474,755
TOTAL ENERGY			3,727,467
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (p)		355,000	359,304
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (o)		435,000	455,036
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (o)		270,000	282,680
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (o)		400,000	424,724
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (o)		120,000	131,175
TOTAL INDUSTRIALS			1,293,615
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (o)		200,000	202,230
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (o)		335,000	344,102
TOTAL MATERIALS			546,332
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (p)		210,000	215,775
TOTAL SAUDI ARABIA			6,142,493
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (o)		335,000	339,908
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (o)		1,610,000	1,553,892
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (o)		145,000	146,160
TOTAL COMMUNICATION SERVICES			1,700,052
Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (o)		130,000	137,149
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		370,000	366,907
Sasol Financing USA LLC 5.5% 3/18/2031		100,000	87,750
Sasol Financing USA LLC 6.5% 9/27/2028		50,000	49,643
Sasol Financing USA LLC 8.75% 5/3/2029 (o)		120,000	123,037
			627,337
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (o)		200,000	209,680
TOTAL MATERIALS			837,017
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (o)		350,000	361,158
Eskom Holdings 8.45% 8/10/2028 (o)		220,000	235,882
TOTAL UTILITIES			597,040
TOTAL SOUTH AFRICA			3,271,258
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (c)		600,000	641,710
CaixaBank SA 3.625% 9/19/2032 (c)(p)	EUR	300,000	361,096

TOTAL SPAIN			1,002,806
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.875% 11/5/2029 (p)	EUR	290,000	349,727
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (p)	EUR	135,000	152,486

TOTAL SWEDEN			502,213
SWITZERLAND - 0.5%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (c)(o)		1,190,000	1,176,678
UBS Group AG 3.869% 1/12/2029 (c)(o)		1,570,000	1,564,975
UBS Group AG 4.125% 6/9/2033 (c)(p)	EUR	378,000	465,759
UBS Group AG 4.194% 4/1/2031 (c)(o)		9,010,000	8,984,285
UBS Group AG 4.55% 4/17/2026		388,000	388,244
UBS Group AG 4.75% 3/17/2032 (c)(p)	EUR	1,093,000	1,384,033
UBS Group AG 5.428% 2/8/2030 (c)(o)		12,000,000	12,438,014
			26,401,988
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(o)		200,000	202,052
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (c)(p)		374,000	342,332
			544,384
TOTAL FINANCIALS			26,946,372
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (o)		595,000	553,521
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (o)		414,000	415,031
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (o)		30,000	30,936
TOTAL INDUSTRIALS			999,488
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (o)		575,000	497,375
Consolidated Energy Finance SA 5.625% 10/15/2028 (o)		220,000	184,800
Consolidated Energy Finance SA 6.5% 5/15/2026 (o)		1,485,000	1,474,468
			2,156,643
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (p)	EUR	125,000	150,342
TOTAL MATERIALS			2,306,985
TOTAL SWITZERLAND			30,252,845
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (o)		295,000	304,851
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (o)		105,000	74,588
TURKEY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (o)		140,000	143,428
Financials - 0.0%
Banks - 0.0%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (c)(o)		215,000	223,766
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (o)		300,000	300,600
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (o)		265,000	266,325
TOTAL FINANCIALS			790,691
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (o)		105,000	109,536
TOTAL TURKEY			1,043,655
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (o)		116,756	93,054
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (o)		230,000	216,057
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (o)		199,269	181,385
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (o)		790,000	702,103
TOTAL ENERGY			1,099,545
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (o)		265,000	256,886
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (o)		230,000	242,868
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (o)		280,000	268,276
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (o)		120,000	118,554
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (o)		390,000	372,451
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (o)		145,000	153,410
TOTAL FINANCIALS			1,412,445
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (o)		170,000	165,005
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (o)		295,000	288,068
TOTAL INDUSTRIALS			453,073
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 5.875% 4/14/2056 (c)(o)		200,000	198,620
Aldar Properties PJSC 6.6227% 4/15/2055 (c)(p)		400,000	414,676
Alpha Star Holding IX Ltd 7% 8/26/2028 (p)		200,000	205,000
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (p)		200,000	205,500
Sobha Sukuk Ltd 8.75% 7/17/2028 (p)		200,000	209,894
TOTAL REAL ESTATE			1,233,690
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (o)		235,000	190,893
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (o)		150,000	151,219
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (o)		135,000	136,355
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (o)		280,000	276,327
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (o)		85,000	87,401
TOTAL UTILITIES			842,195
TOTAL UNITED ARAB EMIRATES			5,040,948
UNITED KINGDOM - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (p)	EUR	325,000	384,520
Virgin Media Finance PLC 5% 7/15/2030 (o)		40,000	33,276
			417,796
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (o)		1,085,000	989,044
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (o)		185,000	175,379
TOTAL COMMUNICATION SERVICES			1,582,219
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (o)		75,000	79,096
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (p)	GBP	304,000	354,934
Marks & Spencer PLC 5.125% 8/18/2032 (p)	GBP	200,000	273,166
			628,100
Hotels, Restaurants & Leisure - 0.0%
IHG Finance LLC 3.375% 9/10/2030 (p)	EUR	150,000	179,241
Whitbread Group PLC 2.375% 5/31/2027 (p)	GBP	249,000	326,829
			506,070
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (p)	GBP	648,000	765,109
TOTAL CONSUMER DISCRETIONARY			1,978,375
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT Capital Corp 4.7% 4/2/2027		1,252,000	1,260,489
BAT Capital Corp 4.906% 4/2/2030		1,500,000	1,541,343
BAT Capital Corp 5.282% 4/2/2050		1,500,000	1,377,966
BAT Capital Corp 6% 2/20/2034		10,000,000	10,853,346
BAT Capital Corp 6.421% 8/2/2033		1,137,000	1,264,641
BAT International Finance PLC 4.125% 4/12/2032 (p)	EUR	1,017,000	1,245,520
Imperial Brands Finance PLC 3.875% 2/12/2034 (p)	EUR	1,125,000	1,330,857
Imperial Brands Finance PLC 6.125% 7/27/2027 (o)		764,000	784,911
Reynolds American Inc 7.25% 6/15/2037		75,000	87,804
TOTAL CONSUMER STAPLES			19,746,877
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (o)		1,750,000	1,881,332
Financials - 0.6%
Banks - 0.6%
Barclays PLC 3.543% 8/14/2031 (c)(p)	EUR	600,000	718,501
Barclays PLC 5.088% 6/20/2030 (c)		1,421,000	1,449,309
Barclays PLC 5.2% 5/12/2026		1,318,000	1,320,884
Barclays PLC 5.367% 2/25/2031 (c)		6,000,000	6,228,172
Barclays PLC 5.69% 3/12/2030 (c)		3,094,000	3,225,499
Barclays PLC 5.829% 5/9/2027 (c)		2,370,000	2,377,634
Barclays PLC 6.224% 5/9/2034 (c)		8,576,000	9,278,829
Barclays PLC 6.49% 9/13/2029 (c)		2,400,000	2,534,694
Barclays PLC 6.692% 9/13/2034 (c)		2,000,000	2,226,209
HSBC Holdings PLC 4.787% 3/10/2032 (c)(p)	EUR	547,000	693,278
HSBC Holdings PLC 4.856% 5/23/2033 (c)(p)	EUR	640,000	816,571
HSBC Holdings PLC 8.201% 11/16/2034 (c)(p)	GBP	225,000	335,526
Lloyds Banking Group PLC 4.75% 9/21/2031 (c)(p)	EUR	925,000	1,169,211
NatWest Group PLC 2.105% 11/28/2031 (c)(p)	GBP	638,000	849,177
NatWest Group PLC 3.073% 5/22/2028 (c)		951,000	941,316
NatWest Group PLC 5.847% 3/2/2027 (c)		3,394,000	3,394,001
NatWest Group PLC 7.416% 6/6/2033 (c)(p)	GBP	341,000	484,218
Standard Chartered PLC 3.864% 3/17/2033 (c)(p)	EUR	300,000	360,928
Virgin Money UK PLC 7.625% 8/23/2029 (c)(p)	GBP	456,000	663,145
			39,067,102
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (p)	EUR	450,000	537,570
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (c)(p)	EUR	200,000	241,401
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (p)	GBP	385,000	602,843
TOTAL FINANCIALS			40,448,916
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (p)	EUR	736,000	742,113
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (p)	GBP	505,000	708,530
TOTAL INDUSTRIALS			1,450,643
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (p)	GBP	200,000	274,595
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (p)	EUR	235,000	276,301
TOTAL REAL ESTATE			550,896
Utilities - 0.1%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (p)	EUR	275,000	328,206
NGG Finance PLC 2.125% 9/5/2082 (c)(p)	EUR	555,000	646,608
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (p)	EUR	375,000	448,374
			1,423,188
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (o)		1,110,000	1,106,733
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (o)		385,000	396,550
			1,503,283
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (p)	GBP	200,000	271,987
Anglian Water Services Financing PLC 5.875% 6/20/2031 (p)	GBP	325,000	456,531
Anglian Water Services Financing PLC 6.25% 9/12/2044 (p)	GBP	175,000	230,580
Anglian Water Services Financing PLC 6.293% 7/30/2030 (p)	GBP	305,000	434,113
Northumbrian Water Finance PLC 5.375% 7/22/2032 (p)	GBP	250,000	341,570
Northumbrian Water Finance PLC 5.625% 4/29/2033 (p)	GBP	400,000	550,105
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (p)	EUR	375,000	449,703
South West Water Finance PLC 5.25% 9/15/2031 (p)	GBP	350,000	477,905
South West Water Finance PLC 5.75% 12/11/2032 (p)	GBP	100,000	140,195
SW Finance I PLC 6.875% 8/7/2032 (p)	GBP	300,000	426,663
SW Finance I PLC 7.375% 12/12/2041 (p)	GBP	346,000	490,639
Wessex Water Services Finance PLC 6.125% 9/19/2034 (p)	GBP	300,000	419,243
Yorkshire Water Finance PLC 5.5% 4/28/2035 (p)	GBP	267,000	352,292
Yorkshire Water Finance PLC 6% 7/22/2033 (p)	GBP	300,000	415,950
			5,457,476
TOTAL UTILITIES			8,383,947
TOTAL UNITED KINGDOM			76,023,205
UNITED STATES - 16.9%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.2%
APLD ComputeCo LLC 9.25% 12/15/2030 (o)		1,690,000	1,773,810
AT&T Inc 3.8% 12/1/2057		4,105,000	2,879,886
AT&T Inc 4.3% 2/15/2030		559,000	564,305
Black Pearl Compute LLC 6.125% 2/15/2031 (o)(v)		429,000	439,061
Cablevision Lightpath LLC 3.875% 9/15/2027 (o)		175,000	174,862
Cablevision Lightpath LLC 5.625% 9/15/2028 (o)		195,000	194,856
Cipher Compute LLC 7.125% 11/15/2030 (o)(v)		450,000	469,055
Comcast Corp 6.45% 3/15/2037		365,000	407,315
Connect Holdings LLC 10.5% 4/3/2031 (o)		205,000	198,243
Flash Compute LLC 7.25% 12/31/2030 (o)		760,000	777,950
Level 3 Financing Inc 3.625% 1/15/2029 (o)		229,000	215,260
Level 3 Financing Inc 3.75% 7/15/2029 (o)		231,000	214,123
Level 3 Financing Inc 4.25% 7/1/2028 (o)		70,000	67,482
Level 3 Financing Inc 6.875% 6/30/2033 (o)		830,000	859,610
Level 3 Financing Inc 7% 3/31/2034 (o)		600,000	623,727
Level 3 Financing Inc 8.5% 1/15/2036 (o)		1,005,000	1,046,406
Lumen Technologies Inc 4.5% 1/15/2029 (o)		70,000	66,634
Uniti Services LLC 7.5% 10/15/2033 (o)		390,000	405,768
Verizon Communications Inc 2.55% 3/21/2031		1,065,000	985,386
Verizon Communications Inc 4.75% 1/15/2033		3,562,000	3,612,384
Verizon Communications Inc 4.78% 2/15/2035		1,330,000	1,324,250
WULF Compute LLC 7.75% 10/15/2030 (o)(v)		870,000	921,342
			18,221,715
Interactive Media & Services - 0.0%
Alphabet Inc 3.375% 5/6/2037	EUR	100,000	116,198
Alphabet Inc 3.875% 5/6/2045	EUR	100,000	113,508
Alphabet Inc 4% 5/6/2054	EUR	100,000	110,826
Snap Inc 6.875% 3/1/2033 (o)(v)		295,000	293,826
Snap Inc 6.875% 3/15/2034 (o)		195,000	194,405
			828,763
Media - 1.0%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (o)		590,000	483,800
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (o)		485,000	422,484
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (o)		730,000	680,433
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		710,000	649,760
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (o)		425,000	379,575
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (o)		325,000	302,226
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (o)		190,000	194,265
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (o)(v)		150,000	152,256
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		5,694,000	4,967,726
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		5,574,000	5,308,326
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		2,154,000	1,737,350
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		9,941,000	8,285,723
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,499,000	1,994,252
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		5,861,000	5,101,348
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		1,898,000	1,989,257
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		2,039,000	1,936,088
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		16,233,000	17,264,222
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		11,000,000	11,682,766
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (o)		525,000	554,931
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (o)		525,000	566,749
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (o)		436,000	439,104
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (o)		205,000	206,627
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (o)		355,000	374,100
CMG Media Corp 8.875% 6/18/2029 (o)		85,000	74,180
CSC Holdings LLC 3.375% 2/15/2031 (o)		2,615,000	1,558,776
CSC Holdings LLC 4.125% 12/1/2030 (o)		115,000	70,158
CSC Holdings LLC 4.5% 11/15/2031 (o)		425,000	255,064
CSC Holdings LLC 4.625% 12/1/2030 (o)		550,000	203,563
Discovery Communications LLC 6.35% 6/1/2040		175,000	142,468
Discovery Global Holdings Inc 5.05% 3/15/2042		135,000	96,863
DISH DBS Corp 5.125% 6/1/2029		527,000	470,629
DISH DBS Corp 5.25% 12/1/2026 (o)		315,000	305,969
DISH DBS Corp 7.375% 7/1/2028		310,000	299,101
DISH DBS Corp 7.75% 7/1/2026		1,160,000	1,145,631
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		1,688,038	1,709,567
EW Scripps Co/The 9.875% 8/15/2030 (o)		390,000	391,615
Lamar Media Corp 5.375% 11/1/2033 (o)		185,000	185,483
Time Warner Cable LLC 4.5% 9/15/2042		167,000	131,698
Time Warner Cable LLC 6.75% 6/15/2039		378,000	387,165
Time Warner Cable LLC 7.3% 7/1/2038		2,420,000	2,618,918
Univision Communications Inc 8.5% 7/31/2031 (o)(v)		905,000	926,183
Univision Communications Inc 9.375% 8/1/2032 (o)		295,000	312,159
			76,958,558
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027		1,250,000	1,248,022
T-Mobile USA Inc 3.875% 4/15/2030		2,100,000	2,083,856
T-Mobile USA Inc 4.5% 4/15/2050		528,000	443,030
T-Mobile USA Inc 5.05% 7/15/2033		13,000,000	13,409,869
			17,184,777
TOTAL COMMUNICATION SERVICES			113,193,813
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (o)		280,000	284,963
American Axle & Manufacturing Inc 7.75% 10/15/2033 (o)(v)		530,000	538,661
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (o)		535,000	555,343
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (o)		330,000	345,662
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (g)(o)		380,000	381,071
			2,105,700
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		4,000,000	3,600,413
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (o)		645,000	610,093
Stellantis Finance US Inc 5.75% 3/18/2030 (o)		570,000	583,947
			4,794,453
Broadline Retail - 0.0%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (o)		131,810	88,157
Saks Global Enterprises LLC 11% (m)(o)		1	0
Saks Global Enterprises LLC 11% (l)(m)(o)		196,459	0
Wayfair LLC 6.75% 11/15/2032 (o)		545,000	555,461
Wayfair LLC 7.25% 10/31/2029 (o)		950,000	981,770
Wayfair LLC 7.75% 9/15/2030 (o)(v)		1,224,000	1,287,171
			2,912,559
Diversified Consumer Services - 0.0%
Service Corp International/US 5.75% 10/15/2032		160,000	163,121
Sotheby's 7.375% 10/15/2027 (o)		1,445,000	1,436,195
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (o)		40,000	38,485
StoneMor Inc 8.5% 5/15/2029 (o)		1,006,000	975,844
TKC Holdings Inc 12% 2/15/2031 (o)		545,000	572,839
TKC Holdings Inc 8.5% 8/15/2030 (o)		725,000	741,885
			3,928,369
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 5.625% 12/1/2033 (o)		185,000	188,287
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (o)(v)		235,000	216,464
Carnival Corp 5.75% 8/1/2032 (o)		80,000	83,024
Carnival Corp 5.875% 6/15/2031 (o)		655,000	684,490
Carnival Corp 6.125% 2/15/2033 (o)		1,555,000	1,609,732
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (o)		1,325,000	1,249,634
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (o)		1,110,000	1,034,228
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (o)		185,000	186,975
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (o)		345,000	353,163
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (o)		315,000	324,208
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (o)		50,000	51,011
Life Time Inc 6% 11/15/2031 (o)		925,000	952,758
Light & Wonder International Inc 6.25% 10/1/2033 (o)		550,000	552,376
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (o)		565,000	418,504
McDonald's Corp 3.5% 5/21/2032 (p)	EUR	425,000	510,382
McDonald's Corp 3.5% 7/1/2027		353,000	351,597
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (o)		330,000	349,837
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (o)(v)		180,000	187,570
NCL Corp Ltd 6.25% 9/15/2033 (o)		400,000	403,752
NCL Corp Ltd 6.75% 2/1/2032 (o)		365,000	375,866
Royal Caribbean Cruises Ltd 6% 2/1/2033 (o)		432,000	446,876
Viking Cruises Ltd 5.875% 10/15/2033 (o)		1,840,000	1,877,094
Yum! Brands Inc 4.625% 1/31/2032 (v)		194,000	190,733
			12,598,561
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (o)		195,000	196,823
Century Communities Inc 6.625% 9/15/2033 (o)		355,000	360,721
Dream Finders Homes Inc 6.875% 9/15/2030 (o)		355,000	362,981
LGI Homes Inc 7% 11/15/2032 (o)		1,555,000	1,524,430
LGI Homes Inc 8.75% 12/15/2028 (o)		221,000	230,583
New Home Co Inc/The 8.5% 11/1/2030 (o)		335,000	348,842
TopBuild Corp 4.125% 2/15/2032 (o)		385,000	365,905
TopBuild Corp 5.625% 1/31/2034 (o)		365,000	368,121
Whirlpool Corp 5.75% 3/1/2034 (v)		80,000	75,964
Whirlpool Corp 6.125% 6/15/2030		682,000	685,061
Whirlpool Corp 6.5% 6/15/2033 (v)		1,530,000	1,526,857
			6,046,288
Specialty Retail - 0.1%
Advance Auto Parts Inc 7.375% 8/1/2033 (o)		380,000	389,426
AutoNation Inc 4.75% 6/1/2030		156,000	158,246
AutoZone Inc 4% 4/15/2030		1,110,000	1,105,200
Carvana Co 9% 6/1/2030 pay-in-kind (c)(o)		681,250	709,222
Champions Financing Inc 8.75% 2/15/2029 (o)(v)		635,000	602,034
LBM Acquisition LLC 6.25% 1/15/2029 (o)		275,000	209,666
LBM Acquisition LLC 9.5% 6/15/2031 (o)		525,000	489,668
Lowe's Cos Inc 3.35% 4/1/2027		149,000	148,202
Lowe's Cos Inc 3.75% 4/1/2032		459,000	444,649
Michaels Cos Inc/The 11% 3/15/2034 (g)(o)		570,000	532,758
Michaels Cos Inc/The 7.875% 5/1/2029 (o)		465,000	467,093
Michaels Cos Inc/The 8.5% 3/15/2033 (g)(o)		570,000	554,442
O'Reilly Automotive Inc 4.2% 4/1/2030		246,000	247,016
Staples Inc 10.75% 9/1/2029 (o)		820,000	752,403
Staples Inc 12.75% 1/15/2030 (o)		578,275	406,499
Wand NewCo 3 Inc 7.625% 1/30/2032 (o)		130,000	135,649
			7,352,173
TOTAL CONSUMER DISCRETIONARY			39,738,103
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (o)		445,000	442,787
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (o)		440,000	453,719
Albertsons Cos Inc 5.625% 3/31/2032 (o)		380,000	381,496
C&S Group Enterprises LLC 5% 12/15/2028 (o)		400,000	378,152
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (o)		700,000	734,502
Kroger Co/The 5% 9/15/2034		2,680,000	2,724,967
Mars Inc 4.8% 3/1/2030 (o)		4,050,000	4,163,379
Mars Inc 5% 3/1/2032 (o)		3,041,000	3,150,063
Performance Food Group Inc 5.625% 3/1/2034 (o)		440,000	441,472
Performance Food Group Inc 6.125% 9/15/2032 (o)		185,000	189,902
Sysco Corp 5.95% 4/1/2030		471,000	501,366
Sysco Corp 6.6% 4/1/2050		710,000	794,922
US Foods Inc 5.75% 4/15/2033 (o)		220,000	224,406
US Foods Inc 7.25% 1/15/2032 (o)(v)		180,000	188,514
			14,769,647
Food Products - 0.1%
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032		3,083,000	2,807,239
Lamb Weston Holdings Inc 4.375% 1/31/2032 (o)(v)		1,215,000	1,159,863
Post Holdings Inc 6.25% 10/15/2034 (o)		295,000	301,292
Post Holdings Inc 6.375% 3/1/2033 (o)		535,000	544,567
Post Holdings Inc 6.5% 3/15/2036 (o)		185,000	188,198
			5,001,159
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (o)		180,000	183,765
Tobacco - 0.0%
Altria Group Inc 3.875% 9/16/2046		1,521,000	1,170,816
Altria Group Inc 4.25% 8/9/2042		932,000	791,174
Altria Group Inc 4.5% 5/2/2043		632,000	548,397
Altria Group Inc 4.8% 2/14/2029		173,000	176,755
Altria Group Inc 5.95% 2/14/2049		600,000	607,931
Philip Morris International Inc 3.25% 6/6/2032	EUR	900,000	1,063,821
			4,358,894
TOTAL CONSUMER STAPLES			24,313,465
Energy - 2.0%
Energy Equipment & Services - 0.0%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (o)		750,000	759,363
Kodiak Gas Services LLC 6.5% 10/1/2033 (o)		250,000	257,805
Kodiak Gas Services LLC 6.75% 10/1/2035 (o)		285,000	297,795
Nabors Industries Inc 8.875% 8/15/2031 (o)		325,000	336,693
Star Holding LLC 8.75% 8/1/2031 (o)		270,000	271,987
Transocean International Ltd 7.875% 10/15/2032 (o)		100,000	107,372
Transocean International Ltd 8.25% 5/15/2029 (o)		710,000	739,231
Transocean International Ltd 8.5% 5/15/2031 (o)		835,000	883,042
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (o)		365,000	371,188
WBI Operating LLC 6.25% 10/15/2030 (o)		295,000	300,676
WBI Operating LLC 6.5% 10/15/2033 (o)		295,000	299,794
			4,624,946
Oil, Gas & Consumable Fuels - 2.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (o)		180,000	182,727
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (o)		560,000	568,754
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (o)		210,000	217,914
California Resources Corp 7% 1/15/2034 (o)		35,000	35,640
California Resources Corp 8.25% 6/15/2029 (o)		1,085,000	1,139,043
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (o)		340,000	362,212
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (o)		711,000	738,871
CNX Midstream Partners LP 4.75% 4/15/2030 (o)		955,000	931,378
CNX Resources Corp 5.875% 3/1/2034 (o)		405,000	405,741
CNX Resources Corp 7.25% 3/1/2032 (o)		235,000	246,419
Columbia Pipeline Group Inc 5.8% 6/1/2045		10,000	10,152
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (o)		290,000	309,787
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (o)		5,781,000	6,263,477
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (o)		233,000	251,758
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (o)		420,000	458,041
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (o)		252,000	279,662
Comstock Resources Inc 5.875% 1/15/2030 (o)		530,000	510,784
Comstock Resources Inc 6.75% 3/1/2029 (o)		425,000	423,357
CVR Energy Inc 7.5% 2/15/2031 (o)		380,000	378,712
CVR Energy Inc 7.875% 2/15/2034 (o)		190,000	186,202
DBR Land Holdings LLC 6.25% 12/1/2030 (o)		365,000	376,461
DCP Midstream Operating LP 5.125% 5/15/2029		659,000	677,738
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (o)		1,090,000	1,095,341
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (o)		30,000	31,029
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (o)		262,000	273,569
Energy Transfer LP 3.75% 5/15/2030		481,000	473,157
Energy Transfer LP 4.95% 6/15/2028		494,000	503,871
Energy Transfer LP 5% 5/15/2050		839,000	717,107
Energy Transfer LP 5.25% 4/15/2029		350,000	361,484
Energy Transfer LP 5.75% 2/15/2033		4,000,000	4,251,189
Energy Transfer LP 5.8% 6/15/2038		275,000	285,729
Energy Transfer LP 6.5% 2/15/2056 (c)		189,000	190,972
Energy Transfer LP 6.55% 12/1/2033		14,000,000	15,505,213
Energy Transfer LP 6.75% 2/15/2056 (c)		39,000	39,864
Energy Transfer LP 7.375% 2/1/2031 (o)		185,000	192,033
Exxon Mobil Corp 3.482% 3/19/2030		3,150,000	3,107,298
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034 (g)		190,000	192,192
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		705,000	745,379
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		250,000	252,459
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (o)(v)		160,000	165,545
Harvest Midstream I LP 7.5% 5/15/2032 (o)		385,000	399,623
Hess Corp 5.8% 4/1/2047		874,000	916,581
Hess Corp 7.125% 3/15/2033		201,000	234,937
Hess Corp 7.3% 8/15/2031		2,102,000	2,428,349
Hess Midstream Operations LP 5.125% 6/15/2028 (o)		540,000	540,436
Hess Midstream Operations LP 5.875% 3/1/2028 (o)		370,000	376,138
Hess Midstream Operations LP 6.5% 6/1/2029 (o)		490,000	507,031
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (o)		195,000	201,528
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (o)		355,000	374,637
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,365,000	1,515,803
Kinder Morgan Inc 5.55% 6/1/2045		415,000	410,325
Kinetik Holdings LP 5.875% 6/15/2030 (o)		465,000	470,236
Kinetik Holdings LP 6.625% 12/15/2028 (o)		480,000	494,842
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (o)		585,000	576,485
MPLX LP 4.8% 2/15/2029		175,000	178,384
MPLX LP 4.95% 9/1/2032		10,463,000	10,652,246
MPLX LP 5% 3/1/2033		2,000,000	2,032,934
MPLX LP 5.5% 2/15/2049		525,000	491,456
Occidental Petroleum Corp 6.2% 3/15/2040		700,000	729,590
Occidental Petroleum Corp 6.45% 9/15/2036		3,600,000	3,921,314
Occidental Petroleum Corp 6.6% 3/15/2046		807,000	857,363
Occidental Petroleum Corp 6.625% 9/1/2030		8,000,000	8,657,809
Occidental Petroleum Corp 7.5% 5/1/2031		5,927,000	6,748,779
Occidental Petroleum Corp 7.875% 9/15/2031		4,000,000	4,643,355
ONEOK Inc 4.25% 9/24/2027		1,249,000	1,254,974
ONEOK Inc 4.4% 10/15/2029		1,306,000	1,317,027
ONEOK Inc 4.75% 10/15/2031		2,540,000	2,576,455
Ovintiv Inc 5.15% 11/15/2041		1,916,000	1,680,225
Ovintiv Inc 6.625% 8/15/2037		350,000	383,111
Ovintiv Inc 7.375% 11/1/2031		435,000	491,301
Ovintiv Inc 8.125% 9/15/2030		1,083,000	1,246,515
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		186,000	185,223
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (o)		660,000	662,288
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (o)(v)		570,000	604,986
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,767,000	4,674,875
Prairie Acquiror LP 9% 8/1/2029 (o)		320,000	333,915
Rockies Express Pipeline LLC 4.8% 5/15/2030 (o)		490,000	482,275
Rockies Express Pipeline LLC 4.95% 7/15/2029 (o)		230,000	230,018
Rockies Express Pipeline LLC 6.75% 3/15/2033 (o)		450,000	474,041
Rockies Express Pipeline LLC 6.875% 4/15/2040 (o)		110,000	113,294
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		1,622,000	1,640,092
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		160,000	157,646
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		150,000	150,057
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		855,000	855,384
Sunoco LP 4.625% 5/1/2030 (o)		300,000	293,535
Sunoco LP 5.375% 7/15/2031 (g)(o)		380,000	380,887
Sunoco LP 5.625% 3/15/2031 (o)		165,000	166,418
Sunoco LP 5.625% 7/15/2034 (g)(o)		380,000	379,941
Sunoco LP 5.875% 3/15/2034 (o)		165,000	165,659
Sunoco LP 6.25% 7/1/2033 (o)		405,000	417,120
Sunoco LP 6.625% 8/15/2032 (o)		1,180,000	1,221,414
Sunoco LP 7% 5/1/2029 (o)		60,000	62,227
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (o)		320,000	319,688
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (o)		1,820,000	1,844,390
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (o)		175,000	179,848
Talos Production Inc 9% 2/1/2029 (o)(v)		345,000	359,301
Targa Resources Corp 4.35% 1/15/2029		1,656,000	1,669,483
Targa Resources Corp 4.35% 4/15/2031		1,951,000	1,951,157
Targa Resources Corp 4.9% 9/15/2030		2,167,000	2,225,367
Targa Resources Corp 5.65% 2/15/2036		5,217,000	5,424,492
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		207,000	200,295
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (o)		385,000	399,941
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (o)		645,000	678,810
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (o)		235,000	246,741
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (o)		720,000	766,952
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (o)		370,000	410,452
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (o)(v)		380,000	431,006
Western Gas Partners LP 4.05% 2/1/2030 (n)		11,000,000	10,866,259
Western Gas Partners LP 4.5% 3/1/2028		200,000	201,536
Western Gas Partners LP 4.65% 7/1/2026		138,000	138,037
Western Gas Partners LP 4.75% 8/15/2028		168,000	170,466
Williams Cos Inc/The 3.5% 11/15/2030		1,727,000	1,673,404
Williams Cos Inc/The 4.65% 8/15/2032		3,526,000	3,569,156
Williams Cos Inc/The 5.4% 3/2/2026		823,000	823,000
Williams Cos Inc/The 5.65% 3/15/2033		4,000,000	4,232,668
Williams Cos Inc/The 5.75% 6/24/2044		35,000	35,482
			153,117,276
TOTAL ENERGY			157,742,222
Financials - 6.7%
Banks - 3.9%
Bank of America Corp 2.299% 7/21/2032 (c)		1,880,000	1,696,120
Bank of America Corp 2.592% 4/29/2031 (c)		10,000,000	9,402,520
Bank of America Corp 3.705% 4/24/2028 (c)		528,000	526,313
Bank of America Corp 4.376% 4/27/2028 (c)		10,000,000	10,045,752
Bank of America Corp 4.571% 4/27/2033 (c)		6,000,000	6,024,412
Bank of America Corp 5.015% 7/22/2033 (c)		19,317,000	19,884,604
Bank of America Corp 5.288% 4/25/2034 (c)		11,000,000	11,416,288
Bank of America Corp 5.872% 9/15/2034 (c)		9,000,000	9,662,846
Citigroup Inc 3.07% 2/24/2028 (c)		2,000,000	1,980,683
Citigroup Inc 4.296% 7/23/2036 (c)	EUR	200,000	240,092
Citigroup Inc 4.3% 11/20/2026		6,314,000	6,324,742
Citigroup Inc 4.412% 3/31/2031 (c)		9,221,000	9,269,064
Citigroup Inc 4.45% 9/29/2027		4,372,000	4,398,397
Citigroup Inc 4.91% 5/24/2033 (c)		20,224,000	20,640,414
Citigroup Inc 6.27% 11/17/2033 (c)		2,000,000	2,194,684
First-Citizens Bank & Trust Co 6.125% 3/9/2028		210,000	217,404
JPMorgan Chase & Co 2.956% 5/13/2031 (c)		880,000	837,381
JPMorgan Chase & Co 3.761% 3/21/2034 (c)(p)	EUR	251,000	302,512
JPMorgan Chase & Co 3.882% 7/24/2038 (c)		1,000,000	905,782
JPMorgan Chase & Co 4.452% 12/5/2029 (c)		5,500,000	5,558,506
JPMorgan Chase & Co 4.493% 3/24/2031 (c)		11,000,000	11,151,614
JPMorgan Chase & Co 4.586% 4/26/2033 (c)		10,682,000	10,794,011
JPMorgan Chase & Co 4.898% 1/22/2037 (c)		94,000	94,562
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		16,234,000	16,644,973
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		4,288,000	4,446,946
JPMorgan Chase & Co 5.299% 7/24/2029 (c)		6,500,000	6,690,392
JPMorgan Chase & Co 5.336% 1/23/2035 (c)		5,000,000	5,211,096
JPMorgan Chase & Co 5.35% 6/1/2034 (c)		14,000,000	14,651,354
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		5,093,000	5,385,633
JPMorgan Chase & Co 5.581% 4/22/2030 (c)		15,000,000	15,666,141
JPMorgan Chase & Co 5.717% 9/14/2033 (c)		2,606,000	2,761,234
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)		7,590,000	7,618,238
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)		7,586,000	7,632,691
Synchrony Bank 5.625% 8/23/2027		1,253,000	1,276,281
Wells Fargo & Co 2.879% 10/30/2030 (c)		5,000,000	4,785,531
Wells Fargo & Co 3.526% 3/24/2028 (c)		2,047,000	2,036,420
Wells Fargo & Co 4.478% 4/4/2031 (c)		15,026,000	15,181,180
Wells Fargo & Co 4.897% 7/25/2033 (c)		15,711,000	16,021,964
Wells Fargo & Co 5.15% 4/23/2031 (c)		5,839,000	6,044,737
Wells Fargo & Co 5.389% 4/24/2034 (c)		7,133,000	7,433,333
Wells Fargo & Co 5.499% 1/23/2035 (c)		686,000	718,589
Wells Fargo & Co 5.557% 7/25/2034 (c)		2,000,000	2,104,544
Wells Fargo & Co 5.574% 7/25/2029 (c)		6,500,000	6,724,590
Wells Fargo & Co 5.605% 4/23/2036 (c)		5,157,000	5,423,770
Wells Fargo & Co 6.303% 10/23/2029 (c)		2,000,000	2,109,243
Western Alliance Bancorp 3% 6/15/2031 (c)		105,000	103,675
			300,241,258
Capital Markets - 1.7%
Athene Global Funding 5.339% 1/15/2027 (o)		4,562,000	4,609,273
Athene Global Funding 5.583% 1/9/2029 (o)		12,293,000	12,566,468
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)		23,922,000	21,576,536
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		13,272,000	12,314,497
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)		4,660,000	4,638,129
Goldman Sachs Group Inc/The 3.8% 3/15/2030		3,630,000	3,594,815
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (c)		6,025,000	5,990,137
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)		2,500,000	2,507,394
Goldman Sachs Group Inc/The 6.75% 10/1/2037		278,000	312,274
Hightower Holding LLC 9.125% 1/31/2030 (o)		370,000	382,687
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (o)		740,000	744,419
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (o)		820,000	841,471
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (o)		585,000	556,228
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (o)(v)		360,000	350,546
Moody's Corp 3.25% 1/15/2028		10,000	9,881
Morgan Stanley 2.699% 1/22/2031 (c)		12,000,000	11,354,621
Morgan Stanley 3.622% 4/1/2031 (c)		2,099,000	2,052,388
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	270,000	325,486
Morgan Stanley 4.099% 5/22/2036 (c)	EUR	400,000	486,166
Morgan Stanley 4.431% 1/23/2030 (c)		2,242,000	2,262,953
Morgan Stanley 4.889% 7/20/2033 (c)		14,947,000	15,245,885
Morgan Stanley 5.164% 4/20/2029 (c)		6,000,000	6,136,203
Morgan Stanley 5.192% 4/17/2031 (c)		3,887,000	4,026,597
Morgan Stanley 5.424% 7/21/2034 (c)		7,000,000	7,311,000
Morgan Stanley 5.449% 7/20/2029 (c)		1,318,000	1,359,086
Morgan Stanley 5.664% 4/17/2036 (c)		3,082,000	3,257,045
Morgan Stanley 5.831% 4/19/2035 (c)		6,000,000	6,411,674
MSCI Inc 5.15% 3/15/2036		1,323,000	1,310,983
MSCI Inc 5.25% 9/1/2035		4,354,000	4,359,493
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (o)		180,000	187,347
			137,081,682
Consumer Finance - 0.6%
Ally Financial Inc 4.75% 6/9/2027		2,500,000	2,519,547
Ally Financial Inc 6.646% 1/17/2040 (c)		596,000	594,603
Ally Financial Inc 7.1% 11/15/2027		2,060,000	2,159,341
Capital One Financial Corp 3.273% 3/1/2030 (c)		1,358,000	1,324,508
Capital One Financial Corp 3.65% 5/11/2027		2,746,000	2,736,331
Capital One Financial Corp 4.1% 2/9/2027		284,000	284,392
Capital One Financial Corp 4.927% 5/10/2028 (c)		2,786,000	2,813,484
Capital One Financial Corp 5.247% 7/26/2030 (c)		2,210,000	2,283,672
Capital One Financial Corp 6.312% 6/8/2029 (c)		5,000,000	5,233,515
Capital One Financial Corp 7.624% 10/30/2031 (c)		7,238,000	8,158,305
Encore Capital Group Inc 8.5% 5/15/2030 (o)(v)		520,000	556,293
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	212,000	259,394
Ford Motor Credit Co LLC 4.97% 4/6/2029		1,306,000	1,314,329
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	250,000	348,775
Ford Motor Credit Co LLC 6.8% 5/12/2028		2,000,000	2,092,103
Ford Motor Credit Co LLC 7.122% 11/7/2033		4,000,000	4,370,991
LFS Topco LLC 8.75% 7/15/2030 (o)(v)		755,000	730,435
Navient Corp 5.5% 3/15/2029 (v)		195,000	182,143
Navient Corp 5.625% 8/1/2033 (v)		400,000	328,575
Navient Corp 7.875% 6/15/2032 (v)		435,000	405,950
OneMain Finance Corp 6.125% 5/15/2030		350,000	351,374
OneMain Finance Corp 6.5% 3/15/2033		180,000	178,360
OneMain Finance Corp 6.625% 5/15/2029		415,000	423,664
OneMain Finance Corp 6.75% 3/15/2032		185,000	186,436
OneMain Finance Corp 6.75% 9/15/2033		75,000	74,438
OneMain Finance Corp 7.125% 11/15/2031 (v)		850,000	869,083
OneMain Finance Corp 7.125% 9/15/2032		375,000	383,497
OneMain Finance Corp 7.5% 5/15/2031		235,000	242,953
OneMain Finance Corp 7.875% 3/15/2030		365,000	381,774
PRA Group Inc 8.875% 1/31/2030 (o)		180,000	183,150
SLM Corp 6.5% 1/31/2030		335,000	340,190
Stellantis Financial Services US Corp 5.4% 9/15/2030 (o)		597,000	603,620
Synchrony Financial 3.95% 12/1/2027		2,458,000	2,446,732
			45,361,957
Financial Services - 0.3%
Block Inc 5.625% 8/15/2030 (o)		330,000	334,327
Block Inc 6% 8/15/2033 (o)		260,000	264,208
Block Inc 6.5% 5/15/2032		1,685,000	1,733,459
Burford Capital Global Finance LLC 7.5% 7/15/2033 (o)		325,000	303,979
Clue Opco LLC 9.5% 10/15/2031 (o)(v)		205,000	212,288
Corebridge Financial Inc 3.65% 4/5/2027		1,551,000	1,542,860
Corebridge Financial Inc 3.85% 4/5/2029		623,000	615,872
Corebridge Financial Inc 3.9% 4/5/2032		9,241,000	8,775,917
Corebridge Financial Inc 4.35% 4/5/2042		169,000	143,949
Equitable Holdings Inc 4.572% 2/15/2029 (o)		2,265,000	2,273,321
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036 (g)		381,000	378,701
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (c)		190,000	189,948
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (c)		554,000	583,672
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (o)		265,000	261,025
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,201,000	1,182,948
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		120,000	114,146
ION Platform Finance US Inc 7.875% 9/30/2032 (o)		320,000	256,067
Jackson Financial Inc 3.125% 11/23/2031		2,194,000	1,998,516
Jackson Financial Inc 5.17% 6/8/2027		682,000	690,294
Jackson Financial Inc 5.67% 6/8/2032		734,000	750,614
Jefferson Capital Holdin 8.25% 5/15/2030 (o)		178,000	186,489
NFE Financing LLC 12% (m)(o)		1,283,176	463,868
Pine Street Trust II 5.568% 2/15/2049 (o)		1,000,000	952,868
Rocket Cos Inc 6.375% 8/1/2033 (o)		605,000	625,280
Walker & Dunlop Inc 6.625% 4/1/2033 (o)		275,000	271,814
WEX Inc 6.5% 3/15/2033 (o)		160,000	160,805
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (o)		620,000	652,758
			25,919,993
Insurance - 0.2%
American International Group Inc 5.125% 3/27/2033		1,500,000	1,546,001
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (o)		515,000	498,942
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (o)		1,090,000	1,144,836
Asurion LLC and Asurion Co-Issuer Inc 8.375% 2/1/2034 (o)		835,000	830,964
Five Corners Funding Trust II 2.85% 5/15/2030 (o)		6,287,000	5,963,045
Liberty Mutual Group Inc 4.569% 2/1/2029 (o)		2,000,000	2,012,920
Marsh & McLennan Cos Inc 4.375% 3/15/2029		678,000	685,053
Pacific LifeCorp 5.125% 1/30/2043 (o)		950,000	904,984
Unum Group 4% 6/15/2029		852,000	845,158
			14,431,903
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (o)		370,000	373,680
Rithm Capital Corp 8% 4/1/2029 (o)		125,000	125,793
Rithm Capital Corp 8% 7/15/2030 (o)(v)		365,000	366,683
Starwood Property Trust Inc 3.625% 7/15/2026 (o)		65,000	64,605
Starwood Property Trust Inc 5.25% 10/15/2028 (o)		185,000	185,889
Starwood Property Trust Inc 5.75% 1/15/2031 (o)		295,000	298,083
Starwood Property Trust Inc 6% 4/15/2030 (o)		1,290,000	1,319,887
Starwood Property Trust Inc 6.5% 10/15/2030 (o)		35,000	36,475
Starwood Property Trust Inc 6.5% 7/1/2030 (o)		380,000	395,210
			3,166,305
TOTAL FINANCIALS			526,203,098
Health Care - 1.3%
Biotechnology - 0.0%
BioMarin Pharmaceutical Inc5.5% 2/15/2034 (o)		380,000	383,341
Emergent BioSolutions Inc 3.875% 8/15/2028 (o)		771,000	674,142
			1,057,483
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (o)(v)		400,000	385,427
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (o)		1,285,000	1,326,084
Sotera Health Holdings LLC 7.375% 6/1/2031 (o)		100,000	105,222
			1,816,733
Health Care Providers & Services - 1.2%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (o)(v)		575,000	593,600
Accendra Health Inc 6.625% 4/1/2030 (o)		920,000	442,647
Centene Corp 2.45% 7/15/2028		1,670,000	1,574,022
Centene Corp 2.625% 8/1/2031		4,800,000	4,158,598
Centene Corp 3% 10/15/2030		3,000,000	2,701,821
Centene Corp 3.375% 2/15/2030		3,815,000	3,537,626
Centene Corp 4.25% 12/15/2027		880,000	874,671
Centene Corp 4.625% 12/15/2029		3,670,000	3,581,062
CHS/Community Health Systems Inc 4.75% 2/15/2031 (o)		1,995,000	1,830,395
CHS/Community Health Systems Inc 5.25% 5/15/2030 (o)		1,365,000	1,311,536
CHS/Community Health Systems Inc 6.125% 4/1/2030 (o)		910,000	804,541
CHS/Community Health Systems Inc 9.75% 1/15/2034 (o)		350,000	368,836
Cigna Group/The 3.05% 10/15/2027		500,000	494,554
Cigna Group/The 4.8% 8/15/2038		550,000	533,183
CVS Health Corp 3% 8/15/2026		125,000	124,443
CVS Health Corp 3.625% 4/1/2027		375,000	373,862
CVS Health Corp 4.78% 3/25/2038		2,092,000	1,998,895
CVS Health Corp 5% 1/30/2029		801,000	822,103
CVS Health Corp 5.125% 2/21/2030		4,000,000	4,125,694
CVS Health Corp 5.25% 1/30/2031		5,329,000	5,554,044
CVS Health Corp 5.55% 6/1/2031		6,000,000	6,330,640
CVS Health Corp 6.75% 12/10/2054 (c)(v)		1,124,000	1,169,157
CVS Health Corp 7% 3/10/2055 (c)		750,000	788,870
DaVita Inc 4.625% 6/1/2030 (o)		330,000	323,046
DaVita Inc 6.75% 7/15/2033 (o)		470,000	487,993
DaVita Inc 6.875% 9/1/2032 (o)(v)		1,180,000	1,226,121
Global Medical Response Inc 7.375% 10/1/2032 (o)		179,000	187,392
HCA Inc 3.5% 9/1/2030		8,709,000	8,436,973
HCA Inc 3.625% 3/15/2032		195,000	185,809
HCA Inc 5.45% 9/15/2034		7,000,000	7,268,185
HCA Inc 5.5% 6/1/2033		2,000,000	2,096,208
HCA Inc 5.625% 9/1/2028		1,054,000	1,087,623
HCA Inc 5.875% 2/1/2029		981,000	1,022,479
Humana Inc 3.7% 3/23/2029		585,000	575,202
Humana Inc 5.375% 4/15/2031		5,071,000	5,226,047
LifePoint Health Inc 10% 6/1/2032 (o)		255,000	265,966
Molina Healthcare Inc 6.25% 1/15/2033 (o)		1,245,000	1,224,727
Molina Healthcare Inc 6.5% 2/15/2031 (o)		515,000	516,645
National Mentor Holdings Inc 10.5% 12/15/2030 (o)		555,000	552,954
Pediatrix Medical Group Inc 5.375% 2/15/2030 (o)		365,000	362,639
Radiology Partners Inc 8.5% 7/15/2032 (o)		170,000	175,046
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(o)		46,159	43,158
Sabra Health Care LP 3.2% 12/1/2031		9,971,000	9,221,252
Surgery Center Holdings Inc 7.25% 4/15/2032 (o)		365,000	364,557
TEAM Services Holding Inc 9% 2/15/2033 (o)(v)		770,000	753,183
Tenet Healthcare Corp 5.125% 11/1/2027		1,555,000	1,555,905
Tenet Healthcare Corp 5.5% 11/15/2032 (o)		555,000	561,900
Tenet Healthcare Corp 6% 11/15/2033 (o)		300,000	310,029
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		319,000	325,009
US Acute Care Solutions LLC 9.75% 5/15/2029 (o)		945,000	945,295
			89,396,143
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (o)		755,000	776,650
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (o)		1,936,000	2,002,081
Bausch Health Americas Inc 8.5% 1/31/2027 (o)		280,000	277,481
Elanco Animal Health Inc 6.65% 8/28/2028 (c)		194,000	201,682
Mylan Inc 4.55% 4/15/2028		450,000	452,290
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (o)		435,000	427,025
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (o)(v)		735,000	653,125
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (o)		160,000	155,199
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (o)(v)		905,000	843,426
Utah Acquisition Sub Inc 3.95% 6/15/2026		826,000	825,065
			5,837,374
TOTAL HEALTH CARE			98,884,383
Industrials - 1.0%
Aerospace & Defense - 0.5%
Axon Enterprise Inc 6.125% 3/15/2030 (o)		460,000	474,088
Axon Enterprise Inc 6.25% 3/15/2033 (o)		425,000	440,521
Boeing Co 3.5% 3/1/2039		3,000,000	2,515,589
Boeing Co 5.15% 5/1/2030		6,303,000	6,528,268
Boeing Co 5.705% 5/1/2040		720,000	749,113
Boeing Co 5.805% 5/1/2050		1,130,000	1,134,565
Boeing Co 5.93% 5/1/2060		720,000	722,102
Boeing Co 6.259% 5/1/2027		766,000	784,719
Boeing Co 6.298% 5/1/2029		983,000	1,047,532
Boeing Co 6.388% 5/1/2031		5,744,000	6,278,599
Boeing Co 6.528% 5/1/2034		4,796,000	5,377,164
Boeing Co 6.858% 5/1/2054		1,199,000	1,375,048
Boeing Co 7.008% 5/1/2064		1,132,000	1,312,531
BWX Technologies Inc 4.125% 6/30/2028 (o)		380,000	376,354
Carpenter Technology Corp 5.625% 3/1/2034 (o)		505,000	514,938
OneSky Flight LLC 8.875% 12/15/2029 (o)		370,000	393,781
TransDigm Inc 6% 1/15/2033 (o)		3,596,000	3,659,610
TransDigm Inc 6.125% 7/31/2034 (o)(v)		380,000	385,980
TransDigm Inc 6.25% 1/31/2034 (o)		130,000	134,484
TransDigm Inc 6.375% 5/31/2033 (o)		185,000	188,817
TransDigm Inc 6.75% 1/31/2034 (o)		600,000	622,669
			35,016,472
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (o)(v)		725,000	756,263
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (o)		350,000	371,428
			1,127,691
Building Products - 0.1%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (o)		390,000	392,972
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (o)		345,000	361,223
Builders FirstSource Inc 4.25% 2/1/2032 (o)		1,195,000	1,139,695
Builders FirstSource Inc 6.75% 5/15/2035 (o)		840,000	876,594
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (o)		265,000	200,078
Carrier Global Corp 5.9% 3/15/2034		223,000	241,265
Cornerstone Building Brands Inc 6.125% 1/15/2029 (o)		215,000	107,306
Cornerstone Building Brands Inc 9.5% 8/15/2029 (o)		165,000	119,934
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (o)		470,000	486,448
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (o)		735,000	766,393
JH North America Holdings Inc 6.125% 7/31/2032 (o)		110,000	112,899
Masterbrand Inc 7% 7/15/2032 (o)		150,000	150,965
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (o)(v)		250,000	234,275
Standard Building Solutions Inc 5.875% 3/15/2034 (o)		370,000	369,098
Standard Building Solutions Inc 6.25% 8/1/2033 (o)		730,000	743,616
Standard Building Solutions Inc 6.5% 8/15/2032 (o)		315,000	324,241
			6,627,002
Commercial Services & Supplies - 0.2%
ADT Security Corp/The 5.875% 10/15/2033 (o)		370,000	376,055
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (o)		455,000	473,588
Allied Universal Holdco LLC 7.875% 2/15/2031 (o)		1,440,000	1,521,372
Artera Services LLC 8.5% 2/15/2031 (o)		2,315,000	1,935,266
Brand Industrial Services Inc 10.375% 8/1/2030 (o)(v)		335,000	312,847
Clean Harbors Inc 6.375% 2/1/2031 (o)(v)		200,000	205,345
CoreCivic Inc 4.75% 10/15/2027		1,480,000	1,480,364
CoreCivic Inc 8.25% 4/15/2029		175,000	181,730
GEO Group Inc/The 10.25% 4/15/2031		440,000	472,422
GEO Group Inc/The 8.625% 4/15/2029		750,000	780,387
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (o)		190,000	190,683
GFL Environmental Inc 3.5% 9/1/2028 (o)		265,000	259,115
GFL Environmental Inc 6.75% 1/15/2031 (o)		960,000	1,006,896
Neptune Bidco US Inc 9.5% 2/15/2033 (o)		385,000	376,834
OT Midco Inc 10% 2/15/2030 (o)		570,000	242,005
Reworld Holding Corp 4.875% 12/1/2029 (o)		195,000	187,926
Williams Scotsman Inc 6.625% 4/15/2030 (o)		230,000	238,291
Williams Scotsman Inc 6.625% 6/15/2029 (o)		315,000	325,378
			10,566,504
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (o)		700,000	715,233
Amsted Industries Inc 6.375% 3/15/2033 (o)		340,000	353,341
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (o)		820,000	828,136
			1,896,710
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (o)		31,000	30,343
WESCO Distribution Inc 5.25% 4/15/2031 (o)		440,000	439,221
WESCO Distribution Inc 5.5% 4/15/2034 (o)		570,000	574,423
WESCO Distribution Inc 6.375% 3/15/2033 (o)		180,000	187,672
			1,231,659
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (o)		285,000	280,258
Genesee & Wyoming Inc 6.25% 4/15/2032 (o)		395,000	407,141
Uber Technologies Inc 4.15% 1/15/2031		2,993,000	2,981,280
Uber Technologies Inc 4.8% 9/15/2035		2,361,000	2,350,212
XPO Inc 7.125% 2/1/2032 (o)		150,000	157,197
			6,176,088
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (o)		405,000	402,165
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (o)		265,000	279,428
			681,593
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (o)		405,000	413,594
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(o)		727,293	803,661
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (o)(v)		380,000	390,663
Enpro Inc 6.125% 6/1/2033 (o)		360,000	371,537
			1,979,455
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (o)		520,000	528,448
United Airlines Holdings Inc 4.875% 3/1/2029		570,000	573,920
United Airlines Holdings Inc 5.375% 3/1/2031		380,000	386,875
			1,489,243
Professional Services - 0.0%
CACI International Inc 6.375% 6/15/2033 (o)		550,000	566,221
Paychex Inc 5.1% 4/15/2030		525,000	536,159
Paychex Inc 5.35% 4/15/2032		731,000	749,679
Paychex Inc 5.6% 4/15/2035		571,000	585,358
Verisk Analytics Inc 4.45% 3/15/2031		881,000	885,291
			3,322,708
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7% 6/15/2032 (o)		220,000	230,934
FTAI Aviation Investors LLC 7.875% 12/1/2030 (o)(v)		245,000	259,242
Herc Holdings Inc 5.75% 3/15/2031 (o)		245,000	248,362
Herc Holdings Inc 6% 3/15/2034 (o)		225,000	226,199
Herc Holdings Inc 7% 6/15/2030 (o)		655,000	686,386
Herc Holdings Inc 7.25% 6/15/2033 (o)		445,000	470,395
QXO Building Products Inc 6.75% 4/30/2032 (o)(v)		1,155,000	1,196,252
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (o)		175,000	182,293
United Rentals North America Inc 5.375% 11/15/2033 (o)		1,475,000	1,487,027
			4,987,090
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (o)		175,000	183,300
TOTAL INDUSTRIALS			75,285,515
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (o)(v)		285,000	285,154
Dell International LLC / EMC Corp 4.15% 2/15/2029		3,072,000	3,082,995
Dell International LLC / EMC Corp 4.5% 2/15/2031		6,078,000	6,107,511
Dell International LLC / EMC Corp 4.75% 10/6/2032		7,051,000	7,116,959
Dell International LLC / EMC Corp 5.1% 2/15/2036		7,420,000	7,447,297
Dell International LLC / EMC Corp 6.2% 7/15/2030		418,000	449,113
Lightning Power LLC 7.25% 8/15/2032 (o)		265,000	281,340
Sensata Technologies Inc 3.75% 2/15/2031 (o)		635,000	598,650
Sensata Technologies Inc 6.625% 7/15/2032 (o)(v)		370,000	387,312
			25,756,331
IT Services - 0.0%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)		997,000	979,929
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (o)(v)		470,000	461,369
CoreWeave Inc 9% 2/1/2031 (o)		1,560,000	1,505,191
CoreWeave Inc 9.25% 6/1/2030 (o)		595,000	582,773
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (o)		385,000	360,177
			3,889,439
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology Inc 5.875% 10/1/2033 (o)		180,000	183,679
Broadcom Inc 1.95% 2/15/2028		351,000	339,316
Broadcom Inc 2.45% 2/15/2031		8,421,000	7,783,894
Broadcom Inc 2.6% 2/15/2033		17,032,000	15,161,645
Broadcom Inc 3.187% 11/15/2036 (o)		813,000	701,354
Broadcom Inc 3.419% 4/15/2033		269,000	251,958
Entegris Inc 3.625% 5/1/2029 (o)(v)		1,475,000	1,415,729
Entegris Inc 4.375% 4/15/2028 (o)		55,000	54,530
Entegris Inc 4.75% 4/15/2029 (o)		80,000	80,066
Entegris Inc 5.95% 6/15/2030 (o)		185,000	188,651
ON Semiconductor Corp 3.875% 9/1/2028 (o)		270,000	264,305
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)		211,922	157,016
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(o)		152,452	162,941
			26,745,084
Software - 0.3%
Cloud Software Group Inc 9% 9/30/2029 (o)		885,000	866,635
Fiserv Funding ULC 3.5% 6/15/2032	EUR	253,000	294,971
Oracle Corp 3.6% 4/1/2040		2,253,000	1,702,582
Oracle Corp 4.45% 9/26/2030		2,312,000	2,267,502
Oracle Corp 4.55% 2/4/2029		190,000	190,361
Oracle Corp 4.8% 9/26/2032		3,856,000	3,767,795
Oracle Corp 4.95% 2/4/2031		189,000	188,613
Oracle Corp 5.2% 9/26/2035		3,510,000	3,391,899
Oracle Corp 5.35% 5/4/2033		190,000	190,641
Oracle Corp 5.7% 2/4/2036		189,000	189,106
Oracle Corp 5.875% 9/26/2045		2,165,000	1,961,631
Oracle Corp 5.95% 9/26/2055		2,714,000	2,388,303
Oracle Corp 6.1% 9/26/2065		2,793,000	2,420,202
Oracle Corp 6.55% 2/4/2046		264,000	257,255
Oracle Corp 6.7% 2/4/2056		189,000	183,285
Oracle Corp 6.85% 2/4/2066		38,000	36,404
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.777% 2/4/2029 (b)(c)		190,000	189,728
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030 (o)		1,025,000	1,167,385
			21,654,298
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (o)		310,000	317,138
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (o)		70,000	72,040
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (o)		2,145,000	2,263,316
			2,652,494
TOTAL INFORMATION TECHNOLOGY			80,697,646
Materials - 0.5%
Chemicals - 0.4%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(o)		841,496	727,894
Celanese US Holdings LLC 6.5% 4/15/2030 (v)		305,000	312,494
Celanese US Holdings LLC 6.75% 4/15/2033 (v)		820,000	840,747
Celanese US Holdings LLC 6.85% 11/15/2028 (c)		639,000	672,448
Celanese US Holdings LLC 6.879% 7/15/2032 (c)(v)		6,365,000	6,710,092
Celanese US Holdings LLC 7% 2/15/2031		555,000	571,707
Celanese US Holdings LLC 7.05% 11/15/2030 (c)		1,398,000	1,490,514
Celanese US Holdings LLC 7.2% 11/15/2033 (c)(v)		857,000	920,715
Celanese US Holdings LLC 7.375% 2/15/2034		995,000	1,022,178
Chemours Co/The 4.625% 11/15/2029 (o)		940,000	890,378
Chemours Co/The 5.75% 11/15/2028 (o)		320,000	321,860
Chemours Co/The 7.875% 3/15/2034 (g)(o)		470,000	469,413
Chemours Co/The 8% 1/15/2033 (o)		450,000	457,671
CompoSecure Holdings LLC 5.625% 2/1/2033 (o)		750,000	746,250
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (o)		353,838	186,375
Mativ Holdings Inc 8% 10/1/2029 (o)		460,000	453,980
Methanex US Operations Inc 6.25% 3/15/2032 (o)(v)		735,000	760,727
Olin Corp 5% 2/1/2030 (v)		1,180,000	1,147,515
Olin Corp 6.625% 4/1/2033 (o)		665,000	649,353
Olympus Water US Holding Corp 6.75% 8/1/2032 (o)		340,000	334,699
Olympus Water US Holding Corp 7.25% 2/15/2033 (o)(v)		920,000	915,830
Olympus Water US Holding Corp 7.25% 6/15/2031 (o)(v)		1,100,000	1,125,460
Perimeter Holdings LLC 6.25% 1/15/2034 (o)		375,000	376,710
Solstice Advanced Materials Inc 5.625% 9/30/2033 (o)		375,000	379,058
Tronox Inc 4.625% 3/15/2029 (o)(v)		1,055,000	815,708
WR Grace Holdings LLC 5.625% 8/15/2029 (o)		875,000	838,195
WR Grace Holdings LLC 6.625% 8/15/2032 (o)		520,000	526,046
WR Grace Holdings LLC 7% 8/1/2033 (o)		255,000	259,628
WR Grace Holdings LLC 7.375% 3/1/2031 (o)		65,000	66,727
			24,990,372
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (o)		1,570,000	1,631,698
Quikrete Holdings Inc 6.75% 3/1/2033 (o)		435,000	452,163
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (o)		485,000	485,654
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (o)		300,000	318,715
			2,888,230
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (o)		470,000	448,585
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (o)		270,000	276,349
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (o)		470,000	473,549
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (o)		300,000	304,599
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (o)(v)		370,000	368,369
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (o)		450,000	462,343
Graphic Packaging International LLC 3.75% 2/1/2030 (o)(v)		430,000	406,942
Graphic Packaging International LLC 6.375% 7/15/2032 (o)		250,000	253,246
			2,993,982
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (o)		835,000	882,785
Alumina Pty Ltd 6.375% 9/15/2032 (o)		705,000	731,959
Century Aluminum Co 6.875% 8/1/2032 (o)		345,000	356,853
Cleveland-Cliffs Inc 4.875% 3/1/2031 (o)		1,165,000	1,105,281
Cleveland-Cliffs Inc 7% 3/15/2032 (o)		285,000	289,453
Cleveland-Cliffs Inc 7.375% 5/1/2033 (o)		195,000	200,115
Cleveland-Cliffs Inc 7.5% 9/15/2031 (o)		405,000	422,718
Commercial Metals Co 3.875% 2/15/2031		380,000	361,323
Commercial Metals Co 5.75% 11/15/2033 (o)		495,000	505,041
Commercial Metals Co 6% 12/15/2035 (o)		495,000	507,003
Kaiser Aluminum Corp 5.875% 3/1/2034 (o)		370,000	374,121
Novelis Corp 3.875% 8/15/2031 (o)(v)		750,000	685,424
Novelis Corp 6.375% 8/15/2033 (o)		195,000	197,122
Novelis Corp 6.875% 1/30/2030 (o)		680,000	701,949
			7,321,147
TOTAL MATERIALS			38,193,731
Real Estate - 1.3%
Diversified REITs - 0.2%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		411,000	418,466
Piedmont Operating Partnership LP 2.75% 4/1/2032		297,000	258,747
Safehold GL Holdings LLC 6.1% 4/1/2034		145,000	156,537
Store Capital LLC 2.75% 11/18/2030		424,000	389,990
Store Capital LLC 4.625% 3/15/2029		315,000	316,454
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (o)		880,000	831,583
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (o)		1,085,000	1,055,252
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (o)		630,000	638,950
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (o)		300,000	304,262
VICI Properties LP 4.75% 2/15/2028		1,390,000	1,403,818
VICI Properties LP 4.75% 4/1/2028		983,000	992,658
VICI Properties LP 4.95% 2/15/2030		4,092,000	4,159,595
VICI Properties LP 5.125% 5/15/2032		6,485,000	6,577,946
Vornado Realty LP 2.15% 6/1/2026		374,000	371,077
WP Carey Inc 3.85% 7/15/2029		246,000	244,043
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	123,101
			18,242,479
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		857,000	874,452
Healthcare Realty Holdings LP 3.1% 2/15/2030		260,000	249,013
Healthcare Realty Holdings LP 3.5% 8/1/2026		270,000	268,907
Healthpeak OP LLC 3.25% 7/15/2026		113,000	112,680
Healthpeak OP LLC 3.5% 7/15/2029		129,000	126,442
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	155,000	179,494
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		540,000	413,121
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		245,000	211,678
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,850,000	1,813,007
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (o)		105,000	112,379
Omega Healthcare Investors Inc 3.25% 4/15/2033 (v)		9,753,000	8,806,736
Omega Healthcare Investors Inc 3.375% 2/1/2031		4,892,000	4,616,606
Omega Healthcare Investors Inc 3.625% 10/1/2029		2,155,000	2,099,937
Omega Healthcare Investors Inc 4.75% 1/15/2028		3,349,000	3,381,271
Ventas Realty LP 3% 1/15/2030		1,531,000	1,467,752
Ventas Realty LP 4% 3/1/2028		218,000	217,903
Ventas Realty LP 4.75% 11/15/2030		2,100,000	2,145,631
			27,097,009
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (g)(o)		335,000	337,444
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (o)(v)		380,000	394,740
			732,184
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		387,000	358,875
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	245,000	289,471
			648,346
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		792,000	746,004
Boston Properties LP 4.5% 12/1/2028		605,000	610,089
Boston Properties LP 6.75% 12/1/2027		1,120,000	1,168,704
COPT Defense Properties LP 2% 1/15/2029		1,000,000	944,062
COPT Defense Properties LP 2.25% 3/15/2026		348,000	347,743
COPT Defense Properties LP 2.75% 4/15/2031		4,235,000	3,911,037
COPT Defense Properties LP 2.9% 12/1/2033		5,000,000	4,337,610
COPT Defense Properties LP 4.5% 10/15/2030		616,000	618,689
Hudson Pacific Properties LP 4.65% 4/1/2029		1,473,000	1,310,970
			13,994,908
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		200,000	198,228
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (o)		70,000	70,759
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (o)		395,000	389,376
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (o)		170,000	183,177
Brandywine Operating Partnership LP 3.95% 11/15/2027		421,000	412,669
Brandywine Operating Partnership LP 4.55% 10/1/2029		260,000	245,273
Brandywine Operating Partnership LP 8.3% 3/15/2028		1,521,000	1,605,110
CBRE Services Inc 2.5% 4/1/2031		1,070,000	976,215
Essex Portfolio LP 5.5% 4/1/2034		5,601,000	5,841,900
Extra Space Storage LP 5.4% 2/1/2034		260,000	268,204
Forestar Group Inc 6.5% 3/15/2033 (o)		540,000	552,852
Howard Hughes Corp/The 4.375% 2/1/2031 (o)		535,000	508,845
Kennedy-Wilson Inc 4.75% 2/1/2030		360,000	349,169
Tanger Properties LP 2.75% 9/1/2031		897,000	820,423
Tanger Properties LP 3.125% 9/1/2026		2,775,000	2,758,857
Taylor Morrison Communities Inc 5.75% 11/15/2032 (o)		290,000	299,655
			15,480,712
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031		153,000	137,915
American Homes 4 Rent LP 3.625% 4/15/2032		3,681,000	3,493,961
American Homes 4 Rent LP 5.5% 2/1/2034		387,000	399,699
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		3,126,000	3,042,523
Sun Communities Operating LP 2.3% 11/1/2028		341,000	325,705
Sun Communities Operating LP 2.7% 7/15/2031		880,000	807,578
Sun Communities Operating LP 4.2% 4/15/2032		6,100,000	5,980,477
			14,187,858
Retail REITs - 0.1%
Brixmor Operating Partnership LP 4.05% 7/1/2030		1,055,000	1,045,549
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,000,000	2,003,421
Brixmor Operating Partnership LP 5.5% 2/15/2034		3,000,000	3,124,075
Kite Realty Group Trust 4.75% 9/15/2030		79,000	80,542
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		1,813,000	1,816,189
Realty Income Corp 2.2% 6/15/2028		172,000	165,704
Realty Income Corp 2.85% 12/15/2032		211,000	192,248
Realty Income Corp 3.25% 1/15/2031		213,000	204,387
Realty Income Corp 3.375% 6/20/2031	EUR	300,000	357,413
Realty Income Corp 3.4% 1/15/2028		320,000	317,328
Simon Property Group LP 2.45% 9/13/2029		333,000	316,584
			9,623,440
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	400,000	481,615
American Tower Corp 5.45% 2/15/2034		160,000	167,490
Iron Mountain Inc 6.25% 1/15/2033 (o)		175,000	178,816
Millrose Properties Inc 6.25% 9/15/2032 (o)		200,000	202,509
Millrose Properties Inc 6.375% 8/1/2030 (o)		241,000	247,242
			1,277,672
TOTAL REAL ESTATE			101,284,608
Utilities - 0.9%
Electric Utilities - 0.6%
Alabama Power Co 3.05% 3/15/2032		1,447,000	1,358,412
Clearway Energy Operating LLC 3.75% 2/15/2031 (o)		640,000	606,300
Clearway Energy Operating LLC 4.75% 3/15/2028 (o)		95,000	94,690
Clearway Energy Operating LLC 5.75% 1/15/2034 (o)		340,000	344,480
Cleco Corporate Holdings LLC 3.375% 9/15/2029		2,173,000	2,069,120
Cleco Corporate Holdings LLC 3.743% 5/1/2026		1,337,000	1,334,930
Duke Energy Corp 2.45% 6/1/2030		565,000	529,498
Duke Energy Corp 3.85% 6/15/2034	EUR	349,000	417,778
Duke Energy Corp 4.5% 8/15/2032		7,000,000	7,058,929
Duquesne Light Holdings Inc 2.532% 10/1/2030 (o)		276,000	255,478
Duquesne Light Holdings Inc 2.775% 1/7/2032 (o)		935,000	847,856
Edison International 4.8% 3/15/2031		381,000	380,772
Edison International 6.25% 3/15/2030		194,000	205,191
Edison International 7.875% 6/15/2054 (c)		310,000	322,722
Edison International 8.125% 6/15/2053 (c)		305,000	317,043
Exelon Corp 3.35% 3/15/2032		389,000	367,612
Exelon Corp 4.05% 4/15/2030		7,865,000	7,841,488
Hawaiian Electric Co Inc 6% 10/1/2033 (o)		290,000	295,587
NRG Energy Inc 5.25% 6/15/2029 (o)		1,215,000	1,219,239
NRG Energy Inc 5.75% 1/15/2028		810,000	809,943
NRG Energy Inc 5.75% 1/15/2034 (o)		555,000	562,589
NRG Energy Inc 6% 1/15/2036 (o)		555,000	564,806
NRG Energy Inc 6% 2/1/2033 (o)		345,000	353,354
NRG Energy Inc 6.25% 11/1/2034 (o)		290,000	299,908
Pacific Gas and Electric Co 5.2% 5/1/2036		100,000	100,332
Pacific Gas and Electric Co 6% 5/1/2056		100,000	98,767
PacifiCorp 7.375% 9/15/2055 (c)		461,000	466,888
PG&E Corp 5% 7/1/2028		445,000	443,824
PG&E Corp 5.25% 7/1/2030		1,335,000	1,336,105
PG&E Corp 6.85% 9/15/2056 (c)		593,000	592,040
PG&E Corp 7.375% 3/15/2055 (c)		669,000	692,401
Southern Co/The 1.875% 9/15/2081 (c)	EUR	437,000	505,080
Southern Co/The 4.85% 3/15/2035		5,000,000	4,990,918
Vistra Operations Co LLC 5% 7/31/2027 (o)		1,440,000	1,437,924
Vistra Operations Co LLC 7.75% 10/15/2031 (o)		315,000	332,879
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (o)(v)		250,000	259,488
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (o)(v)		690,000	715,427
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (o)		470,000	497,660
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (o)		470,000	497,492
			41,424,950
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031		5,111,000	4,739,401
AES Corp/The 3.95% 7/15/2030 (o)		8,288,000	8,144,534
AES Corp/The 6.95% 7/15/2055 (c)		375,000	362,351
Alpha Generation LLC 6.25% 1/15/2034 (o)		370,000	375,738
Alpha Generation LLC 6.75% 10/15/2032 (o)		186,000	193,257
Calpine LLC 5.125% 3/15/2028 (o)		200,000	199,926
Sunnova Energy Corp 5.875% (l)(m)(o)		860,000	2,150
Talen Energy Supply LLC 6.25% 2/1/2034 (o)		555,000	564,765
Talen Energy Supply LLC 6.5% 2/1/2036 (o)		555,000	570,633
			15,152,755
Multi-Utilities - 0.1%
NiSource Inc 2.95% 9/1/2029		1,708,000	1,649,308
NiSource Inc 3.6% 5/1/2030		4,000,000	3,923,718
NiSource Inc 5.35% 4/1/2034		3,000,000	3,131,551
Puget Energy Inc 4.1% 6/15/2030		683,000	674,130
Puget Energy Inc 4.224% 3/15/2032		1,329,000	1,298,938
			10,677,645
TOTAL UTILITIES			67,255,350
TOTAL UNITED STATES			1,322,791,934
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (o)		260,000	269,229
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (o)		270,000	285,309
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (o)		200,000	215,245
Navoiyuran State Enterprise 6.7% 7/2/2030 (o)		200,000	205,750

TOTAL UZBEKISTAN			975,533
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (m)(o)		51,667	21,568
Petroleos de Venezuela SA 5.375% (m)(p)		200,000	61,300
Petroleos de Venezuela SA 5.5% (m)(p)		15,000	4,680
Petroleos de Venezuela SA 6% (m)(o)		480,000	152,400
Petroleos de Venezuela SA 6% (m)(o)		385,000	122,238
Petroleos de Venezuela SA 9.75% (m)(o)		50,000	19,050

TOTAL VENEZUELA			381,236
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (o)		208,577	207,805
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (o)		365,000	366,174
First Quantum Minerals Ltd 7.25% 2/15/2034 (o)		425,000	444,687
First Quantum Minerals Ltd 8% 3/1/2033 (o)		340,000	362,311
First Quantum Minerals Ltd 8.625% 6/1/2031 (o)		255,000	267,318

TOTAL ZAMBIA			1,440,490
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,686,259,873)			1,730,481,137

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.25% (n) (Cost $344,752)	3,815	381,500

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (p)(u)		360,000	353,542
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(o)(u)		250,000	276,181
Banco de Credito e Inversiones SA 8.75% (c)(o)(u)		115,000	124,650
Banco del Estado de Chile 7.95% (c)(o)(u)		105,000	115,062

TOTAL CHILE			515,893
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (c)(p)(u)	EUR	231,000	256,677
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (c)(p)(u)	EUR	208,000	223,701
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (c)(o)(u)		310,000	331,588
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (c)(p)(u)	EUR	500,000	603,763
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Grand City Properties SA 1.5% (c)(p)(u)	EUR	500,000	594,315
TOTAL GERMANY			1,198,078
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (c)(p)(u)		275,000	275,608
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (c)(o)(u)		105,000	105,687
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (c)(o)(u)		105,000	104,068
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(o)(u)		535,000	554,896
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(o)(u)		200,000	213,703
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(o)		110,000	110,089
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(o)		220,000	250,236
TOTAL FINANCIALS			1,128,924
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (c)(o)(u)		835,000	853,400
Cemex SAB de CV 7.2% (c)(o)(u)		400,000	434,484
TOTAL MATERIALS			1,287,884
TOTAL MEXICO			2,416,808
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (c)(p)(u)		200,000	199,095
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(m)(p)(u)	EUR	310,000	276,095
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (c)(p)(u)		215,000	219,128
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (c)(p)(u)	GBP	270,000	390,075
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 5 year UK Government Bond + 4.135%, 7.884% (b)(c)(p)(u)	GBP	202,000	198,559
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (c)(p)(u)	GBP	335,000	465,639
TOTAL UNITED KINGDOM			1,054,273
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP 6.625% (c)(u)		1,968,000	1,997,723
Energy Transfer LP Series G, 7.125% (c)(u)		40,000	42,313
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (b)(c)(u)		988,000	990,232
Sunoco LP 7.875% (c)(o)(u)		660,000	705,821
TOTAL ENERGY			3,736,089
Financials - 0.2%
Banks - 0.1%
Bank of America Corp 6.25% (c)(u)		365,000	377,726
BW Real Estate Inc 9.5% (c)(o)(u)		1,133,000	1,203,475
Citigroup Inc 6.5% (c)(u)		190,000	193,443
Citigroup Inc 6.625% (c)(u)		555,000	581,968
			2,356,612
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(u)(v)		1,177,000	1,175,680
Ally Financial Inc 4.7% (c)(u)		478,000	452,554
			1,628,234
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(l)(u)		169,668	171,359
TOTAL FINANCIALS			4,156,205
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (c)(u)		1,156,000	1,156,248
Aircastle Ltd 5.25% (c)(o)(u)		556,000	569,132
TOTAL INDUSTRIALS			1,725,380
TOTAL UNITED STATES			9,617,674
TOTAL PREFERRED SECURITIES (Cost $15,636,631)			17,147,915

U.S. Government Agency - Mortgage Securities - 21.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.2%
Fannie Mae 2% 11/1/2051	3,103,570	2,598,129
Fannie Mae 2% 2/1/2052	731,316	617,243
Fannie Mae 2% 3/1/2052	3,050,100	2,550,507
Fannie Mae 2.5% 4/1/2052	794,410	698,603
Fannie Mae 2.5% 5/1/2052	3,686,858	3,230,695
Fannie Mae 2.5% 6/1/2052	2,785,291	2,458,084
Fannie Mae 3% 12/1/2051	11,520,791	10,525,777
Fannie Mae 3% 6/1/2052	1,581,158	1,454,974
Fannie Mae 3.5% 12/1/2036	14,320	14,149
Fannie Mae 3.5% 5/1/2036	10,891	10,785
Fannie Mae 5.5% 2/1/2055	2,528,065	2,605,749
Fannie Mae 7% 8/1/2054	24,307	25,904
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.095% 10/1/2035 (b)(c)	2,468	2,536
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	567	586
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	915	944
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	166	171
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	648	670
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	4,755	4,933
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.848% 1/1/2044 (b)(c)	926	964
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.455% 4/1/2044 (b)(c)	700	728
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.369% 5/1/2035 (b)(c)	712	735
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	137	142
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6337%, 6.373% 4/1/2044 (b)(c)	1,177	1,227
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6669%, 6.391% 11/1/2036 (b)(c)	1,126	1,165
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6731%, 6.22% 3/1/2033 (b)(c)	2,058	2,121
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.511% 5/1/2036 (b)(c)	1,010	1,046
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6917%, 5.974% 2/1/2037 (b)(c)	10,520	10,920
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6919%, 6.305% 7/1/2043 (b)(c)	7,686	8,061
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.592% 6/1/2042 (b)(c)	4,063	4,262
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7392%, 6.152% 3/1/2040 (b)(c)	4,107	4,293
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.279% 7/1/2035 (b)(c)	1,839	1,902
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	1,953	2,051
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	21,139	22,200
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	1,323	1,389
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8063%, 6.388% 12/1/2040 (b)(c)	21,372	22,443
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	397	415
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	2,713	2,850
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	2,274	2,388
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.593% 2/1/2042 (b)(c)	9,365	9,834
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.587% 2/1/2035 (b)(c)	1,465	1,523
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	794	826
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.753% 4/1/2036 (b)(c)	8,111	8,433
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.246% 8/1/2035 (b)(c)	4,657	4,795
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	1,680	1,758
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.137%, 6.164% 7/1/2036 (b)(c)	713	733
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	396	409
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (b)(c)	817	845
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.379% 10/1/2033 (b)(c)	535	552
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.392% 7/1/2034 (b)(c)	269	277
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	558,803	511,163
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	607,326	525,607
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	1,326,680	1,056,406
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	203,049	186,182
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	194,375	178,229
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	11,567	10,606
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	47,961	41,567
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,103,666	947,019
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	210,662	193,163
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	12,008	11,010
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	332,756	305,115
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	2,284,513	1,978,513
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	51,358	44,415
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,076,837	855,778
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	52,523	45,394
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	2,425,732	2,206,798
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	25,910	23,798
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	845,384	671,839
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	793,058	728,172
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	3,553,407	2,975,817
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	100,382	84,536
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	986,701	879,543
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	402,623	359,132
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	878,834	735,709
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	246,669	208,732
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	37,360	31,463
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	619,097	522,528
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	213,206	179,283
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	91,649	77,153
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	22,774	19,015
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	1,974,454	1,775,696
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	433,786	386,933
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	353,242	315,037
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	210,421	177,007
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	199,218	168,144
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	196,235	165,013
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	125,315	105,376
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	18,759	15,686
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	397,711	371,792
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	20,582	19,177
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,704,776	1,531,977
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	300,519	270,109
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	89,550	80,747
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	231,942	194,748
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	19,284	16,143
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	242,054	203,390
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	172,520	145,610
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	167,313	140,692
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	163,761	161,255
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	27,980	26,157
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	25,156	23,438
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	19,221	17,968
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	19,044	17,809
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	9,730	9,132
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,078	13,536
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	5,315,013	4,730,960
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	44,183	37,208
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	32,602	27,445
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	15,513	13,020
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	605,656	508,913
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	547,561	460,953
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	287,967	240,799
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	24,403	22,744
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	15,467	13,878
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	637,627	536,773
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	215,600	181,498
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	186,159	156,714
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	139,085	117,477
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	43,385	36,523
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	33,881	28,522
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	27,944	23,524
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,714	14,029
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,888,212	4,949,510
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,340,645	2,812,254
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,098,170	2,607,162
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,423,032	2,047,351
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,731,484	1,455,991
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	781,803	659,855
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	493,856	417,440
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	492,493	411,825
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	426,208	359,727
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	96,718	81,208
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	407,496	365,595
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	89,058	80,212
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,045,025	3,382,468
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	28,782	26,924
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,283,164	2,948,931
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	96,779	81,472
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	3,160,556	2,969,397
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	32,077	29,987
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	64,421	58,013
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,565	14,834
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	350,658	293,989
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	289,815	259,373
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	9,280,181	7,774,629
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	186,610	157,152
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	109,114	91,889
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,307,944	1,933,519
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	91,842	76,885
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	34,985	29,451
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	32,279	27,073
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	21,181	17,732
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	7,431,638	6,696,487
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	4,281,625	3,815,414
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	26,734	22,397
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	129,067	107,926
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	18,516	15,466
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	241,609	202,035
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	100,872	98,083
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	5,984	5,795
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	492,801	470,900
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	44,639	40,649
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	13,009	11,814
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,565,937	1,386,380
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	287,552	252,513
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	8,424,102	7,381,814
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,010,507	889,269
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	260,495	229,730
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	102,429	89,852
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	102,701	99,897
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	14,456	14,066
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	3,858	3,754
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	283,260	261,181
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	681,453	600,972
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	390,243	341,960
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	48,091	47,277
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	63,937	62,190
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	4,485	4,363
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	82,207	79,688
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	21,481	20,816
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	895,723	855,356
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	242,730	224,667
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	146,747	134,792
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	49,480	45,554
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,872,213	1,640,570
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,446,551	1,275,710
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,029,001	905,545
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	738,320	646,970
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	558,719	489,590
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	178,775	173,773
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	150,881	146,206
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	3,258	3,156
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	1,551,841	1,507,312
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	1,386,420	1,219,215
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	687,945	602,827
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	255,687	225,011
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	53,798	52,346
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	35,543	34,097
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	147,715	136,350
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	25,949	23,591
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	19,118	16,788
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	4,053,772	3,607,951
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	578,760	555,209
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	514,613	493,673
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	46,216	42,858
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	81,741	75,905
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,968,767	3,482,685
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	714,936	630,724
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,360,902	2,966,074
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,206,560	1,061,423
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	635,723	619,948
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	96,874	94,227
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	307,105	290,129
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	138,709	127,943
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	3,126,746	2,865,506
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	19,614	17,833
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	6,842,480	6,021,541
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,129,011	2,753,602
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,566,169	2,271,921
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,770,322	1,565,670
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,289,918	1,130,320
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	294,973	259,767
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	814,695	794,476
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	793,194	772,973
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	718,599	700,770
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	704,751	687,020
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	691,735	674,109
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	571,596	557,392
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	14,160	13,818
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	33,402	30,971
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	96,306	88,821
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	82,334	75,884
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	72,903	67,567
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	42,076	38,730
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	17,160	15,775
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,867,947	2,531,030
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,541,791	2,228,892
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,508,640	2,213,933
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,479,430	1,297,772
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	21,155	18,558
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	6,976,314	6,152,398
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	2,683,854	2,360,176
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	193,282	169,972
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,024,073	997,975
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	649,552	632,996
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	632,324	616,634
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,275,744	1,125,874
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	266,751	246,904
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	299,695	276,431
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	96,607	88,979
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	75,933	70,119
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	4,449,662	3,957,521
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,623,348	2,316,805
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	880,852	779,850
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	35,360	34,459
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	20,048	19,543
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	4,440	4,292
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	483,609	445,947
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,986,951	1,742,974
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,590,585	1,395,278
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,536,200	1,347,571
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	35,479	34,510
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	7,544,493	7,044,868
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	11,256	11,038
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	66,338	62,466
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,009	13,180
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,295	8,774
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,628	7,169
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,258	6,834
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,807	6,404
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,831	3,624
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	78,851	73,952
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	366,027	333,843
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	30,768	27,899
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	17,195	16,115
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	5,974	5,614
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	590,552	548,775
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	25,890	24,051
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,512,987	2,299,874
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,035,963	944,547
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	4,701	4,608
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	67,936	66,937
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	23,907	23,008
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	32,896	31,008
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	31,866	29,891
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	742,828	690,279
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	721,838	670,774
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	34,839	32,705
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	72,405	66,038
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,049,469	4,651,233
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	688,763	631,214
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	444,801	407,636
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	264,069	241,675
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	19,321	17,755
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	15,862	14,576
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	188,292	185,147
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	56,688	55,744
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	27,512	26,884
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	17,878	16,857
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,920	9,299
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,724	7,265
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,476	4,212
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,814	2,642
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	664,943	606,475
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,126,274	1,026,889
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	193,056	176,744
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	154,786	141,660
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	114,967	113,480
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	47,241	46,568
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	48,942	45,992
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	35,783	33,638
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	27,153	25,564
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	21,765	20,474
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,135	16,107
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,210	9,611
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,199	8,646
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,460	7,936
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,044	4,758
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	194,839	182,622
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	187,029	175,193
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	27,785	26,042
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	303,636	279,594
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	497,416	454,766
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	440,376	402,617
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	40,600	36,941
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	7,828	7,682
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	14,781	13,915
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	263,116	244,503
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	8,886,680	8,258,020
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	359,078	327,690
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	80,787	74,391
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,039,917	1,873,298
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,477,986	1,344,794
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,465,609	1,338,113
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	61,108	57,283
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,700	9,124
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	44,898	41,932
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	53,506	50,068
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	264,504	248,081
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	244,633	229,755
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	210,171	193,464
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	38,654	35,316
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,032,871	3,685,824
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,737,153	1,598,521
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	999,378	914,627
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	87,424	81,982
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	48,539	45,566
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	39,752	37,378
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,929	5,572
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	6,326	5,886
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	240,462	223,526
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	75,261	69,302
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	38,115	35,823
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,961,864	1,800,394
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	135,140	133,256
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	51,741	49,714
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	9,315	8,788
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	81,052	75,947
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	393,609	365,887
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	117,529	110,077
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,420,893	2,226,938
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	501,058	460,915
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	99,521	97,648
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	65,433	61,311
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	22,866	21,448
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	11,405	10,687
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	13,190	12,259
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	11,959	11,104
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	4,413	4,085
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	173,181	160,875
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	7,108,745	6,514,778
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	264,681	242,897
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	11,211	11,002
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,133	8,962
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	296,811	291,853
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	31,006	29,159
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	410,233	381,084
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	143,848	133,627
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	115,525	108,358
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	20,737	19,004
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	8,106	7,860
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	25,394	24,581
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	208,564	199,731
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	998,986	961,049
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	115,742	110,515
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	6,356,661	6,148,303
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	343,387	324,552
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	140,327	133,332
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	61,837	59,872
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	21,226	20,556
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	14,324	13,926
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,825	5,641
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,509	3,399
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	26,708	25,653
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	913,486	879,367
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	68,269	65,207
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	10,869,904	10,467,301
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	6,594	6,378
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	3,553	3,432
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,246,241	1,196,967
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	222,087	212,948
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	38,761	36,672
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	4,343	4,211
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,898,876	1,835,865
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	69,537	66,592
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	33,003	31,605
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	56,819	54,306
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	46,770	44,249
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	119,517	118,044
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	11,887	11,473
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	258,298	244,938
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	12,006	11,608
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	11,982	11,562
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	238,441	225,437
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	4,173	4,043
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	29,529	28,537
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	22,834	22,051
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	48,571	46,635
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	2,793,404	2,712,608
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	462,761	438,535
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	7,186	7,097
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	38,880	37,555
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	24,871	24,029
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	193,640	185,923
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	28,130	26,525
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	197,861	187,441
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	14,950	14,163
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	31,280	30,303
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	24,909	24,067
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	268,679	257,216
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	111,769	107,070
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	67,311	64,481
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,627,684	1,575,832
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	553,669	527,625
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	174,831	172,840
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	21,577	20,901
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	8,636	8,380
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	30,594	29,653
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,882	4,728
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	34,011	32,570
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	2,294,836	2,187,608
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	14,334	13,879
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	13,196	12,782
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,097	6,872
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	238,473	228,969
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	602,028	579,542
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	22,694	21,499
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	45,950	45,802
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,543	4,526
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	1,856	1,849
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	66,867	66,639
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	4,995	4,972
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	10,118	10,074
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	120,895	119,538
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	11,943	11,909
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	6,270	6,241
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,332	2,327
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,183	2,177
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	56,644	56,422
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	39,708	39,543
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,370	2,358
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	16,221	16,151
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	6,425	6,363
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	50,675	50,138
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	68,280	68,064
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,144	13,109
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,120	9,100
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,257	8,225
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,721	7,688
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,299	7,274
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,049	7,029
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,280	6,261
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,996	5,968
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,468	5,448
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,320	5,305
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,139	5,117
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,737	4,722
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,667	3,651
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,481	3,465
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,103	3,092
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,077	3,070
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,437	2,426
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,063	2,060
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	35,562	35,420
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	19,749	19,668
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	15,984	15,914
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	25,256	24,994
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	161,420	159,659
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	20,356	20,134
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	18,795	18,725
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	6,577	6,546
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	5,645	5,621
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	2,300	2,291
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	3,710	3,678
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	9,482	9,376
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	93,598	92,547
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	37,941	37,821
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,684	5,665
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	47,128	46,911
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,095	3,085
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	953	952
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	39,002	38,568
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	12,431	12,292
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	21,201	20,837
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	80,487	79,584
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	1,260	1,260
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	6,690	6,732
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,220	2,212
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	1,221	1,217
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	19,131	19,024
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	6,094	6,034
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	75,721	74,956
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	16,633	16,561
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	11,620	11,571
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	5,445	5,422
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,280	3,264
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	1,888	1,879
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	6,509	6,464
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	9,957,860	9,869,748
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	5,725	5,670
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	15,092	14,918
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	72,292	71,255
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	585,636	575,405
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	21,559	21,317
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	73,129	72,080
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	6,497	6,475
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	12,982	12,861
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	80,060	79,087
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,232,468	1,209,395
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	71,579	70,865
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	68,923	67,891
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	40,587	39,979
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	21,611	21,369
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	3,448	3,424
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	13,423	13,285
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	8,252	8,184
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	8,139	8,048
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	177,722	174,839
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	42,965	43,234
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	7,645	7,674
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,203	2,194
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,634	2,623
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	4,466,070	4,429,425
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	85,620	84,713
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	121,591	120,265
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	10,555	10,440
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	205,648	203,276
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	6,416,596	6,296,268
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	19,414	19,470
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	2,155	2,156
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	1,400	1,423
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	54,442	55,317
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	7,834	7,869
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	705	717
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	5,686	5,783
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	146,742	149,241
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	4,004	4,072
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	7,427	7,513
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,273	1,288
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	13,617	13,850
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	2,600	2,612
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	11,123	11,309
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,283	2,322
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,259	2,297
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	12,374	12,583
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	7,089	7,141
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	12,839	13,046
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	77,768	79,091
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	12,777	12,813
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	10,050	10,079
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	6,088	6,092
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	19,108	19,473
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	4,231	4,289
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	65,148	66,252
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	5,343	5,390
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	6,072	6,107
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	11,139	11,171
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	73,313	74,353
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	20,698	20,984
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	12,946	13,122
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	4,640	4,716
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	7,417	7,459
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	7,704	7,719
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	411,453	419,323
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	9,740	9,926
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	20,019	20,311
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	20,113	20,437
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	91,572	92,122
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	197	199
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	14,583	14,828
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,964	1,998
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	73,816	74,259
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	12,777	12,834
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,940	2,977
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,468	1,488
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,311	1,327
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	980	994
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	880	892
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	448	454
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	224	227
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	25,895	26,391
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,208	3,250
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,476	1,496
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,469	1,488
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,174	1,189
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	553	560
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	495	502
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	7,596	7,709
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	3,500	3,549
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	31,287	31,819
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	1,956	1,989
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	13,622	13,683
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	15,475	16,022
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	477,263	486,017
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	153,125	156,030
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	20,625	21,170
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	374,642	382,685
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	323,765	329,906
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	197,223	200,718
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	200,714	204,395
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	63,558	65,237
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	11,276	11,592
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	55,059	56,498
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	23,545	24,161
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	2,424	2,481
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	23,665	24,331
Fannie Mae Mortgage pass-thru certificates 5.31% 8/1/2041 (c)	18,738	19,140
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	917,487	946,891
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	4,302,152	4,446,753
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,011,758	1,048,610
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,627,104	1,684,209
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	7,967,591	8,245,668
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	75,811	78,146
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	591,239	609,818
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,158,788	1,196,288
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	511,703	528,262
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	318,122	329,113
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	464,834	479,876
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	3,162,884	3,261,039
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,083,230	1,120,654
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,282,887	1,330,317
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	681,952	703,808
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (b)(c)	161	165
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (b)(c)	66	67
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.907% 12/1/2034 (b)(c)	311	318
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.142% 9/1/2033 (b)(c)	8,999	9,204
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	152	158
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	7,118	7,455
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	13,423	14,158
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	308	325
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	5,864	6,222
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	5,658	6,016
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,631,746	1,709,211
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	4,249	4,460
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	2,265	2,383
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	5,454	5,776
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	602,523	630,704
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	9,822	10,336
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	9,892	10,378
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,749	1,842
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	774	814
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	100	106
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,596,261	1,653,580
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	497,855	520,518
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	195,682	204,834
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	65,293	68,367
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	2,309	2,462
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	2,739	2,866
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	4,003,213	4,182,941
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	4,943,689	5,167,185
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,754,746	1,842,300
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	2,696	2,821
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	3,022	3,166
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	1,978	2,104
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,962,571	2,041,435
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	543,744	560,382
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,282,573	1,341,758
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	19,054	20,008
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,936,953	1,995,012
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	6,854	7,279
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,394,784	1,436,591
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,853,620	1,939,157
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,035	1,087
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	30,162	31,742
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	3,455	3,649
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (e)	565,959	591,014
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,356,697	1,397,362
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,007	1,063
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	346	364
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	909	967
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	12,966	13,780
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	414,950	433,320
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,063,563	2,144,601
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,157,687	1,192,025
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	7,674,063	8,038,381
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	7,285,285	7,517,055
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	12,498	13,128
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	602	634
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	75	79
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	15,035	15,732
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	291	299
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,134	3,306
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	414	440
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	459,488	477,676
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,669,788	2,748,977
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	428,517	448,693
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	2,281,805	2,414,397
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	3,105,903	3,297,059
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	886,351	924,975
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,469	3,632
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	33,527	35,238
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	54,613	57,498
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	67,949	71,839
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	62,244	65,970
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	52,892	56,048
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	379,873	396,427
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	829,205	877,389
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	379,472	396,008
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	660,367	700,803
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	83,215	88,467
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	10,108	10,583
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,030	2,124
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,216	4,438
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	150,791	158,934
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,423,768	2,584,302
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	1,983,755	2,099,648
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	750,584	782,472
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	238,209	252,126
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	2,633,104	2,801,744
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	247	264
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	30,698	32,230
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	24,052	25,252
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	5,569	5,859
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	879,827	930,884
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	61,149	64,365
Fannie Mae Mortgage pass-thru certificates 6.783% 2/1/2039 (c)	5,245	5,489
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	4	5
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	260,434	276,960
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	23	24
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	8	8
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	6	7
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	4	4
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	54	57
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	513,708	548,272
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	21,719	23,008
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	112,873	119,190
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	34,213	36,198
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	23	25
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	11	12
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	50	53
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	381,893	406,842
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	355	375
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	224	235
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	474	497
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	90	94
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	59	62
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	322	342
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	128	135
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	95	100
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	24	25
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	19,624	21,020
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	23	24
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	11	12
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	22,825	24,533
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	26	27
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	138	145
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	310,527	330,135
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	245,417	262,179
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	640	654
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	10	11
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	41	42
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	33	34
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	463	473
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	35	36
Freddie Mac Gold Pool 1.5% 1/1/2036	374,856	342,897
Freddie Mac Gold Pool 1.5% 1/1/2051	1,312,230	1,044,899
Freddie Mac Gold Pool 1.5% 10/1/2035	1,187,827	1,089,157
Freddie Mac Gold Pool 1.5% 11/1/2035	310,117	284,356
Freddie Mac Gold Pool 1.5% 11/1/2035	143,808	131,862
Freddie Mac Gold Pool 1.5% 11/1/2035	20,572	18,863
Freddie Mac Gold Pool 1.5% 12/1/2035	196,455	180,136
Freddie Mac Gold Pool 1.5% 12/1/2040	30,750	26,631
Freddie Mac Gold Pool 1.5% 2/1/2041	2,350,583	2,032,674
Freddie Mac Gold Pool 1.5% 2/1/2051	1,335,545	1,061,377
Freddie Mac Gold Pool 1.5% 3/1/2041	52,558	45,417
Freddie Mac Gold Pool 1.5% 3/1/2051	1,055,540	838,853
Freddie Mac Gold Pool 1.5% 4/1/2041	1,244,377	1,073,792
Freddie Mac Gold Pool 1.5% 4/1/2041	810,284	699,869
Freddie Mac Gold Pool 1.5% 4/1/2051 (f)	3,750,690	2,980,729
Freddie Mac Gold Pool 1.5% 4/1/2051	90,940	72,271
Freddie Mac Gold Pool 1.5% 8/1/2035	251,995	231,378
Freddie Mac Gold Pool 2% 1/1/2051	438,622	368,149
Freddie Mac Gold Pool 2% 1/1/2052	290,797	245,528
Freddie Mac Gold Pool 2% 1/1/2052	192,508	160,735
Freddie Mac Gold Pool 2% 10/1/2041	17,162	15,308
Freddie Mac Gold Pool 2% 10/1/2050	461,304	386,177
Freddie Mac Gold Pool 2% 10/1/2050	19,984	16,730
Freddie Mac Gold Pool 2% 10/1/2051	845,990	710,858
Freddie Mac Gold Pool 2% 10/1/2051	45,869	38,571
Freddie Mac Gold Pool 2% 11/1/2041	147,040	131,106
Freddie Mac Gold Pool 2% 11/1/2050	7,045,924	5,955,688
Freddie Mac Gold Pool 2% 11/1/2050	6,549,620	5,482,963
Freddie Mac Gold Pool 2% 11/1/2050	38,275	32,042
Freddie Mac Gold Pool 2% 11/1/2050	26,611	22,277
Freddie Mac Gold Pool 2% 11/1/2051	1,483,115	1,246,213
Freddie Mac Gold Pool 2% 11/1/2051	667,673	561,440
Freddie Mac Gold Pool 2% 11/1/2051	630,609	529,092
Freddie Mac Gold Pool 2% 11/1/2051	65,570	55,137
Freddie Mac Gold Pool 2% 11/1/2051	38,193	32,116
Freddie Mac Gold Pool 2% 12/1/2051	722,517	609,817
Freddie Mac Gold Pool 2% 12/1/2051	237,370	199,602
Freddie Mac Gold Pool 2% 2/1/2036	36,986	34,483
Freddie Mac Gold Pool 2% 2/1/2036	26,008	24,313
Freddie Mac Gold Pool 2% 2/1/2036	22,886	21,394
Freddie Mac Gold Pool 2% 2/1/2041	182,894	164,194
Freddie Mac Gold Pool 2% 2/1/2051	2,044,760	1,711,115
Freddie Mac Gold Pool 2% 2/1/2051	21,694	18,161
Freddie Mac Gold Pool 2% 2/1/2052 (d)	1,379,752	1,156,773
Freddie Mac Gold Pool 2% 2/1/2052	599,274	503,175
Freddie Mac Gold Pool 2% 3/1/2036	20,168	18,847
Freddie Mac Gold Pool 2% 3/1/2041	207,667	187,096
Freddie Mac Gold Pool 2% 3/1/2051	3,413,373	2,854,278
Freddie Mac Gold Pool 2% 3/1/2051	2,687,490	2,251,491
Freddie Mac Gold Pool 2% 3/1/2051	417,004	351,046
Freddie Mac Gold Pool 2% 3/1/2051	391,613	329,671
Freddie Mac Gold Pool 2% 3/1/2051	336,154	282,984
Freddie Mac Gold Pool 2% 3/1/2051	46,431	39,087
Freddie Mac Gold Pool 2% 3/1/2051	29,084	24,483
Freddie Mac Gold Pool 2% 4/1/2051	279,848	234,010
Freddie Mac Gold Pool 2% 4/1/2052	3,883,525	3,258,344
Freddie Mac Gold Pool 2% 4/1/2052	55,111	46,343
Freddie Mac Gold Pool 2% 5/1/2036	34,986	32,706
Freddie Mac Gold Pool 2% 5/1/2041	163,761	146,724
Freddie Mac Gold Pool 2% 5/1/2051	6,548,777	5,510,908
Freddie Mac Gold Pool 2% 5/1/2051	3,422,374	2,861,805
Freddie Mac Gold Pool 2% 5/1/2051	2,664,351	2,250,423
Freddie Mac Gold Pool 2% 5/1/2051	77,812	65,262
Freddie Mac Gold Pool 2% 5/1/2051	72,726	61,223
Freddie Mac Gold Pool 2% 6/1/2041	278,544	249,412
Freddie Mac Gold Pool 2% 6/1/2050	22,612,052	18,957,764
Freddie Mac Gold Pool 2% 6/1/2050	598,474	504,000
Freddie Mac Gold Pool 2% 6/1/2051	18,133	15,163
Freddie Mac Gold Pool 2% 6/1/2052	339,781	284,127
Freddie Mac Gold Pool 2% 7/1/2041	1,057,252	947,554
Freddie Mac Gold Pool 2% 7/1/2041	16,465	14,733
Freddie Mac Gold Pool 2% 7/1/2050	170,336	143,447
Freddie Mac Gold Pool 2% 7/1/2050	51,977	43,545
Freddie Mac Gold Pool 2% 7/1/2050	20,484	17,174
Freddie Mac Gold Pool 2% 7/1/2051	698,172	591,887
Freddie Mac Gold Pool 2% 7/1/2051	43,208	36,374
Freddie Mac Gold Pool 2% 8/1/2050	15,260	12,851
Freddie Mac Gold Pool 2% 8/1/2051	435,318	364,423
Freddie Mac Gold Pool 2% 9/1/2050	12,985,952	10,879,203
Freddie Mac Gold Pool 2% 9/1/2050	311,666	262,370
Freddie Mac Gold Pool 2% 9/1/2050	85,477	71,556
Freddie Mac Gold Pool 2% 9/1/2050	14,970	12,541
Freddie Mac Gold Pool 2% 9/1/2051	321,090	270,002
Freddie Mac Gold Pool 2% 9/1/2051	318,287	267,645
Freddie Mac Gold Pool 2% 9/1/2051	55,022	46,268
Freddie Mac Gold Pool 2.5% 1/1/2031	3,441	3,361
Freddie Mac Gold Pool 2.5% 1/1/2041	442,849	408,754
Freddie Mac Gold Pool 2.5% 1/1/2042	228,935	210,051
Freddie Mac Gold Pool 2.5% 1/1/2052	1,157,666	1,018,773
Freddie Mac Gold Pool 2.5% 1/1/2052	51,748	45,637
Freddie Mac Gold Pool 2.5% 10/1/2031	19,153	18,684
Freddie Mac Gold Pool 2.5% 10/1/2041	113,372	104,141
Freddie Mac Gold Pool 2.5% 10/1/2051	2,987,118	2,628,733
Freddie Mac Gold Pool 2.5% 11/1/2031	82,970	80,703
Freddie Mac Gold Pool 2.5% 11/1/2032	3,970	3,847
Freddie Mac Gold Pool 2.5% 11/1/2041	1,327,041	1,223,222
Freddie Mac Gold Pool 2.5% 11/1/2041	69,569	64,019
Freddie Mac Gold Pool 2.5% 11/1/2041	63,762	58,785
Freddie Mac Gold Pool 2.5% 11/1/2050	3,081,556	2,725,322
Freddie Mac Gold Pool 2.5% 11/1/2050	836,215	738,501
Freddie Mac Gold Pool 2.5% 12/1/2050	350,781	310,230
Freddie Mac Gold Pool 2.5% 12/1/2051	528,469	463,083
Freddie Mac Gold Pool 2.5% 2/1/2042	248,538	229,448
Freddie Mac Gold Pool 2.5% 2/1/2050	625,808	550,334
Freddie Mac Gold Pool 2.5% 2/1/2051	8,164,708	7,213,199
Freddie Mac Gold Pool 2.5% 2/1/2051	14,099	12,381
Freddie Mac Gold Pool 2.5% 3/1/2032	1,103,614	1,072,720
Freddie Mac Gold Pool 2.5% 3/1/2051	2,142,193	1,881,163
Freddie Mac Gold Pool 2.5% 4/1/2033	25,176	24,379
Freddie Mac Gold Pool 2.5% 4/1/2042	3,493,529	3,201,789
Freddie Mac Gold Pool 2.5% 4/1/2042	46,280	42,483
Freddie Mac Gold Pool 2.5% 4/1/2052 (e)	839,478	740,334
Freddie Mac Gold Pool 2.5% 5/1/2041	524,822	487,009
Freddie Mac Gold Pool 2.5% 5/1/2051	346,510	305,803
Freddie Mac Gold Pool 2.5% 6/1/2031	12,076	11,796
Freddie Mac Gold Pool 2.5% 6/1/2031	11,553	11,274
Freddie Mac Gold Pool 2.5% 6/1/2040	40,212	37,368
Freddie Mac Gold Pool 2.5% 6/1/2041	55,417	51,000
Freddie Mac Gold Pool 2.5% 7/1/2031	19,629	19,154
Freddie Mac Gold Pool 2.5% 7/1/2032	355,019	344,700
Freddie Mac Gold Pool 2.5% 7/1/2033	43,476	42,045
Freddie Mac Gold Pool 2.5% 7/1/2050	690,648	609,944
Freddie Mac Gold Pool 2.5% 7/1/2050	81,904	72,512
Freddie Mac Gold Pool 2.5% 7/1/2051	1,333,104	1,177,745
Freddie Mac Gold Pool 2.5% 7/1/2051	514,077	452,399
Freddie Mac Gold Pool 2.5% 8/1/2031	33,137	32,325
Freddie Mac Gold Pool 2.5% 8/1/2041	52,394	48,239
Freddie Mac Gold Pool 2.5% 8/1/2050	1,146,088	1,014,673
Freddie Mac Gold Pool 2.5% 9/1/2041	114,264	105,528
Freddie Mac Gold Pool 3% 1/1/2043	5,861	5,491
Freddie Mac Gold Pool 3% 1/1/2052	1,283,726	1,172,052
Freddie Mac Gold Pool 3% 1/1/2052	802,419	730,108
Freddie Mac Gold Pool 3% 10/1/2049	2,080,030	1,906,234
Freddie Mac Gold Pool 3% 11/1/2050	48,871	44,574
Freddie Mac Gold Pool 3% 11/1/2051	310,978	283,536
Freddie Mac Gold Pool 3% 12/1/2030	36,139	35,608
Freddie Mac Gold Pool 3% 12/1/2032	31,114	30,595
Freddie Mac Gold Pool 3% 12/1/2032	3,416	3,355
Freddie Mac Gold Pool 3% 12/1/2042	84,247	79,417
Freddie Mac Gold Pool 3% 12/1/2042	7,522	7,092
Freddie Mac Gold Pool 3% 12/1/2042	2,788	2,626
Freddie Mac Gold Pool 3% 12/1/2046	180,604	167,965
Freddie Mac Gold Pool 3% 12/1/2050	402,165	366,803
Freddie Mac Gold Pool 3% 2/1/2033	33,835	33,353
Freddie Mac Gold Pool 3% 2/1/2033	12,776	12,523
Freddie Mac Gold Pool 3% 2/1/2037	24,284	23,623
Freddie Mac Gold Pool 3% 2/1/2043	5,856	5,535
Freddie Mac Gold Pool 3% 2/1/2050	459,743	423,341
Freddie Mac Gold Pool 3% 3/1/2050	3,752,481	3,429,565
Freddie Mac Gold Pool 3% 3/1/2052	719,952	654,622
Freddie Mac Gold Pool 3% 3/1/2052	409,724	372,801
Freddie Mac Gold Pool 3% 4/1/2034	31,411	30,774
Freddie Mac Gold Pool 3% 4/1/2046	8,469	7,882
Freddie Mac Gold Pool 3% 4/1/2046	7,726	7,190
Freddie Mac Gold Pool 3% 4/1/2050	3,778,729	3,453,554
Freddie Mac Gold Pool 3% 4/1/2050	158,021	145,460
Freddie Mac Gold Pool 3% 5/1/2045	4,015	3,739
Freddie Mac Gold Pool 3% 5/1/2046	137,283	127,762
Freddie Mac Gold Pool 3% 5/1/2046	20,902	19,452
Freddie Mac Gold Pool 3% 5/1/2051	302,952	276,787
Freddie Mac Gold Pool 3% 6/1/2031	10,712	10,559
Freddie Mac Gold Pool 3% 6/1/2031	4,142	4,083
Freddie Mac Gold Pool 3% 6/1/2046	136,031	126,597
Freddie Mac Gold Pool 3% 6/1/2050	74,948	68,990
Freddie Mac Gold Pool 3% 6/1/2052	1,311,493	1,193,305
Freddie Mac Gold Pool 3% 6/1/2052	1,199,964	1,098,202
Freddie Mac Gold Pool 3% 7/1/2045	8,467	7,895
Freddie Mac Gold Pool 3% 9/1/2049	10,941	10,098
Freddie Mac Gold Pool 3% 9/1/2051	278,391	254,087
Freddie Mac Gold Pool 3.5% 1/1/2046	16,848	16,172
Freddie Mac Gold Pool 3.5% 1/1/2046	5,628	5,413
Freddie Mac Gold Pool 3.5% 1/1/2048	878,051	838,395
Freddie Mac Gold Pool 3.5% 1/1/2048	7,343	7,064
Freddie Mac Gold Pool 3.5% 10/1/2040	6,619	6,427
Freddie Mac Gold Pool 3.5% 10/1/2047	28,610	27,542
Freddie Mac Gold Pool 3.5% 10/1/2051	192,288	183,063
Freddie Mac Gold Pool 3.5% 11/1/2033	52,906	52,292
Freddie Mac Gold Pool 3.5% 11/1/2040	13,784	13,412
Freddie Mac Gold Pool 3.5% 11/1/2047	208,970	201,034
Freddie Mac Gold Pool 3.5% 11/1/2047	23,592	22,663
Freddie Mac Gold Pool 3.5% 11/1/2047	8,799	8,411
Freddie Mac Gold Pool 3.5% 12/1/2033	20,499	20,345
Freddie Mac Gold Pool 3.5% 12/1/2040	13,247	12,887
Freddie Mac Gold Pool 3.5% 12/1/2046	31,605	30,301
Freddie Mac Gold Pool 3.5% 12/1/2047	48,352	46,516
Freddie Mac Gold Pool 3.5% 12/1/2047	35,729	34,155
Freddie Mac Gold Pool 3.5% 2/1/2034	214,192	212,617
Freddie Mac Gold Pool 3.5% 2/1/2043	841,240	814,612
Freddie Mac Gold Pool 3.5% 2/1/2043	17,715	17,198
Freddie Mac Gold Pool 3.5% 2/1/2043	6,669	6,489
Freddie Mac Gold Pool 3.5% 2/1/2048	109,347	104,530
Freddie Mac Gold Pool 3.5% 2/1/2048	19,296	18,446
Freddie Mac Gold Pool 3.5% 2/1/2052	258,878	245,972
Freddie Mac Gold Pool 3.5% 2/1/2052	64,253	60,729
Freddie Mac Gold Pool 3.5% 3/1/2032	125,652	124,865
Freddie Mac Gold Pool 3.5% 3/1/2045	42,737	41,172
Freddie Mac Gold Pool 3.5% 3/1/2045	11,657	11,253
Freddie Mac Gold Pool 3.5% 3/1/2045	9,278	8,951
Freddie Mac Gold Pool 3.5% 3/1/2046	171,294	165,035
Freddie Mac Gold Pool 3.5% 3/1/2048	43,084	41,146
Freddie Mac Gold Pool 3.5% 3/1/2052	216,804	205,901
Freddie Mac Gold Pool 3.5% 3/1/2052	98,426	93,488
Freddie Mac Gold Pool 3.5% 4/1/2040	16,348	15,919
Freddie Mac Gold Pool 3.5% 4/1/2042	149,812	145,796
Freddie Mac Gold Pool 3.5% 4/1/2043	21,894	21,199
Freddie Mac Gold Pool 3.5% 4/1/2043	8,678	8,411
Freddie Mac Gold Pool 3.5% 4/1/2046	39,854	38,223
Freddie Mac Gold Pool 3.5% 4/1/2046	32,684	31,418
Freddie Mac Gold Pool 3.5% 4/1/2047	15,727	15,032
Freddie Mac Gold Pool 3.5% 4/1/2052	234,902	224,293
Freddie Mac Gold Pool 3.5% 5/1/2034	23,916	23,717
Freddie Mac Gold Pool 3.5% 5/1/2040	31,162	30,353
Freddie Mac Gold Pool 3.5% 5/1/2040	5,550	5,404
Freddie Mac Gold Pool 3.5% 5/1/2045	77,591	74,632
Freddie Mac Gold Pool 3.5% 5/1/2046	326,569	314,940
Freddie Mac Gold Pool 3.5% 6/1/2032	89,980	89,400
Freddie Mac Gold Pool 3.5% 6/1/2040	27,623	26,936
Freddie Mac Gold Pool 3.5% 6/1/2045	163,732	157,866
Freddie Mac Gold Pool 3.5% 6/1/2045	94,012	90,502
Freddie Mac Gold Pool 3.5% 6/1/2045	15,340	14,794
Freddie Mac Gold Pool 3.5% 6/1/2045	8,849	8,536
Freddie Mac Gold Pool 3.5% 6/1/2046	23,917	22,874
Freddie Mac Gold Pool 3.5% 6/1/2047	125,745	120,105
Freddie Mac Gold Pool 3.5% 7/1/2032	129,442	128,616
Freddie Mac Gold Pool 3.5% 7/1/2040	2,633	2,561
Freddie Mac Gold Pool 3.5% 7/1/2042	508,743	492,903
Freddie Mac Gold Pool 3.5% 7/1/2047	505,886	486,990
Freddie Mac Gold Pool 3.5% 7/1/2048	1,951,175	1,863,663
Freddie Mac Gold Pool 3.5% 8/1/2034	40,428	40,083
Freddie Mac Gold Pool 3.5% 8/1/2040	17,706	17,244
Freddie Mac Gold Pool 3.5% 8/1/2047	786,136	756,773
Freddie Mac Gold Pool 3.5% 8/1/2047	92,571	89,114
Freddie Mac Gold Pool 3.5% 8/1/2047	59,086	56,879
Freddie Mac Gold Pool 3.5% 8/1/2049	9,255,708	8,834,798
Freddie Mac Gold Pool 3.5% 8/1/2051	264,932	252,387
Freddie Mac Gold Pool 3.5% 9/1/2040	14,279	13,918
Freddie Mac Gold Pool 3.5% 9/1/2042	1,161,792	1,124,848
Freddie Mac Gold Pool 3.5% 9/1/2042	633,147	612,780
Freddie Mac Gold Pool 3.5% 9/1/2046	412,963	397,418
Freddie Mac Gold Pool 3.5% 9/1/2046	45,377	43,506
Freddie Mac Gold Pool 3.5% 9/1/2047	15,368	14,794
Freddie Mac Gold Pool 3.5% 9/1/2047	12,654	12,181
Freddie Mac Gold Pool 4% 1/1/2036	71,716	72,758
Freddie Mac Gold Pool 4% 1/1/2039	8,190	8,250
Freddie Mac Gold Pool 4% 1/1/2041	5,629	5,617
Freddie Mac Gold Pool 4% 1/1/2041	2,683	2,680
Freddie Mac Gold Pool 4% 1/1/2044	4,330	4,298
Freddie Mac Gold Pool 4% 10/1/2041	45,105	44,973
Freddie Mac Gold Pool 4% 10/1/2041	5,321	5,306
Freddie Mac Gold Pool 4% 10/1/2041	4,177	4,166
Freddie Mac Gold Pool 4% 10/1/2042	2,220	2,210
Freddie Mac Gold Pool 4% 10/1/2043	10,798	10,726
Freddie Mac Gold Pool 4% 10/1/2044	7,629	7,565
Freddie Mac Gold Pool 4% 10/1/2045	2,843	2,825
Freddie Mac Gold Pool 4% 10/1/2052	604,097	594,297
Freddie Mac Gold Pool 4% 11/1/2041	7,320	7,293
Freddie Mac Gold Pool 4% 11/1/2042	95,473	95,224
Freddie Mac Gold Pool 4% 11/1/2042	75,516	75,284
Freddie Mac Gold Pool 4% 11/1/2042	9,470	9,429
Freddie Mac Gold Pool 4% 11/1/2042	8,249	8,205
Freddie Mac Gold Pool 4% 11/1/2047	58,780	57,838
Freddie Mac Gold Pool 4% 11/1/2051	33,936	33,566
Freddie Mac Gold Pool 4% 12/1/2042	2,300	2,295
Freddie Mac Gold Pool 4% 12/1/2047	93,320	91,824
Freddie Mac Gold Pool 4% 2/1/2041	14,414	14,387
Freddie Mac Gold Pool 4% 2/1/2042	19,749	19,677
Freddie Mac Gold Pool 4% 2/1/2043	7,724	7,681
Freddie Mac Gold Pool 4% 2/1/2043	5,895	5,860
Freddie Mac Gold Pool 4% 2/1/2043	4,631	4,601
Freddie Mac Gold Pool 4% 2/1/2043	2,550	2,534
Freddie Mac Gold Pool 4% 2/1/2045	62,161	61,721
Freddie Mac Gold Pool 4% 2/1/2046	23,405	23,236
Freddie Mac Gold Pool 4% 2/1/2048	60,636	59,758
Freddie Mac Gold Pool 4% 2/1/2052	18,147	17,913
Freddie Mac Gold Pool 4% 2/1/2052	15,597	15,422
Freddie Mac Gold Pool 4% 2/1/2053	6,493,140	6,377,667
Freddie Mac Gold Pool 4% 2/1/2053	1,710,534	1,680,114
Freddie Mac Gold Pool 4% 3/1/2042	3,467	3,451
Freddie Mac Gold Pool 4% 3/1/2042	3,389	3,378
Freddie Mac Gold Pool 4% 4/1/2042	51,043	50,821
Freddie Mac Gold Pool 4% 4/1/2042	39,293	39,170
Freddie Mac Gold Pool 4% 4/1/2043	74,856	74,556
Freddie Mac Gold Pool 4% 4/1/2043	4,117	4,098
Freddie Mac Gold Pool 4% 4/1/2046	22,569	22,334
Freddie Mac Gold Pool 4% 4/1/2048	21,254	20,940
Freddie Mac Gold Pool 4% 4/1/2048	17,971	17,706
Freddie Mac Gold Pool 4% 4/1/2048	9,749	9,605
Freddie Mac Gold Pool 4% 4/1/2048	3,659	3,605
Freddie Mac Gold Pool 4% 4/1/2048	1,075	1,059
Freddie Mac Gold Pool 4% 4/1/2052	34,063	33,625
Freddie Mac Gold Pool 4% 4/1/2052	25,059	24,737
Freddie Mac Gold Pool 4% 5/1/2038	101,311	102,213
Freddie Mac Gold Pool 4% 5/1/2042	6,242	6,230
Freddie Mac Gold Pool 4% 5/1/2043	5,045	5,013
Freddie Mac Gold Pool 4% 5/1/2045	30,739	30,653
Freddie Mac Gold Pool 4% 5/1/2045	8,094	8,017
Freddie Mac Gold Pool 4% 5/1/2048	125,144	123,333
Freddie Mac Gold Pool 4% 6/1/2038	4,221	4,259
Freddie Mac Gold Pool 4% 6/1/2038	3,117	3,145
Freddie Mac Gold Pool 4% 6/1/2041	2,012	2,005
Freddie Mac Gold Pool 4% 6/1/2045	5,319	5,276
Freddie Mac Gold Pool 4% 6/1/2047	360,062	355,077
Freddie Mac Gold Pool 4% 6/1/2047	25,220	24,926
Freddie Mac Gold Pool 4% 6/1/2052	19,923	19,700
Freddie Mac Gold Pool 4% 7/1/2042	79,061	78,677
Freddie Mac Gold Pool 4% 7/1/2043	9,931	9,869
Freddie Mac Gold Pool 4% 7/1/2043	8,188	8,147
Freddie Mac Gold Pool 4% 7/1/2043	4,531	4,508
Freddie Mac Gold Pool 4% 7/1/2043	2,521	2,504
Freddie Mac Gold Pool 4% 7/1/2045	15,147	15,017
Freddie Mac Gold Pool 4% 7/1/2052	30,929	30,582
Freddie Mac Gold Pool 4% 8/1/2038	21,379	21,570
Freddie Mac Gold Pool 4% 8/1/2038	16,026	16,144
Freddie Mac Gold Pool 4% 8/1/2043	4,789	4,758
Freddie Mac Gold Pool 4% 8/1/2052	19,380	19,156
Freddie Mac Gold Pool 4% 9/1/2041	5,706	5,691
Freddie Mac Gold Pool 4% 9/1/2041	2,090	2,085
Freddie Mac Gold Pool 4% 9/1/2041	1,525	1,523
Freddie Mac Gold Pool 4% 9/1/2042	31,939	31,821
Freddie Mac Gold Pool 4% 9/1/2042	5,987	5,975
Freddie Mac Gold Pool 4% 9/1/2043	7,698	7,654
Freddie Mac Gold Pool 4% 9/1/2043	7,209	7,166
Freddie Mac Gold Pool 4% 9/1/2043	6,905	6,866
Freddie Mac Gold Pool 4% 9/1/2043	6,071	6,032
Freddie Mac Gold Pool 4% 9/1/2043	5,937	5,895
Freddie Mac Gold Pool 4% 9/1/2044	4,363	4,334
Freddie Mac Gold Pool 4% 9/1/2051	36,962	36,559
Freddie Mac Gold Pool 4.5% 1/1/2040	1,768	1,799
Freddie Mac Gold Pool 4.5% 1/1/2041	1,118	1,138
Freddie Mac Gold Pool 4.5% 1/1/2042	55,674	56,690
Freddie Mac Gold Pool 4.5% 1/1/2047	4,204	4,235
Freddie Mac Gold Pool 4.5% 10/1/2039	10,937	11,134
Freddie Mac Gold Pool 4.5% 10/1/2039	2,625	2,672
Freddie Mac Gold Pool 4.5% 10/1/2039	1,025	1,044
Freddie Mac Gold Pool 4.5% 10/1/2040	5,214	5,310
Freddie Mac Gold Pool 4.5% 10/1/2040	2,946	3,000
Freddie Mac Gold Pool 4.5% 10/1/2041	13,847	14,100
Freddie Mac Gold Pool 4.5% 10/1/2048	73,424	74,134
Freddie Mac Gold Pool 4.5% 10/1/2048	11,570	11,591
Freddie Mac Gold Pool 4.5% 11/1/2040	1,307	1,330
Freddie Mac Gold Pool 4.5% 12/1/2040	1,984	2,020
Freddie Mac Gold Pool 4.5% 12/1/2040	1,711	1,743
Freddie Mac Gold Pool 4.5% 12/1/2044	3,663	3,710
Freddie Mac Gold Pool 4.5% 12/1/2045	10,071	10,251
Freddie Mac Gold Pool 4.5% 12/1/2046	4,264	4,296
Freddie Mac Gold Pool 4.5% 2/1/2041	7,973	8,118
Freddie Mac Gold Pool 4.5% 2/1/2041	2,261	2,302
Freddie Mac Gold Pool 4.5% 2/1/2041	2,255	2,296
Freddie Mac Gold Pool 4.5% 2/1/2041	2,110	2,149
Freddie Mac Gold Pool 4.5% 2/1/2041	1,372	1,397
Freddie Mac Gold Pool 4.5% 2/1/2041	966	984
Freddie Mac Gold Pool 4.5% 2/1/2047	17,618	17,750
Freddie Mac Gold Pool 4.5% 3/1/2041	21,549	21,943
Freddie Mac Gold Pool 4.5% 3/1/2041	8,856	9,018
Freddie Mac Gold Pool 4.5% 3/1/2041	2,210	2,250
Freddie Mac Gold Pool 4.5% 3/1/2041	2,154	2,193
Freddie Mac Gold Pool 4.5% 4/1/2041	26,715	27,203
Freddie Mac Gold Pool 4.5% 4/1/2041	3,057	3,112
Freddie Mac Gold Pool 4.5% 4/1/2041	2,982	3,037
Freddie Mac Gold Pool 4.5% 5/1/2035	905	919
Freddie Mac Gold Pool 4.5% 5/1/2039	6,981	7,108
Freddie Mac Gold Pool 4.5% 5/1/2041	3,192	3,250
Freddie Mac Gold Pool 4.5% 5/1/2041	2,136	2,175
Freddie Mac Gold Pool 4.5% 5/1/2045	17,294	17,504
Freddie Mac Gold Pool 4.5% 5/1/2047	48,821	49,187
Freddie Mac Gold Pool 4.5% 5/1/2047	35,937	36,206
Freddie Mac Gold Pool 4.5% 5/1/2047	16,814	16,939
Freddie Mac Gold Pool 4.5% 6/1/2038	1,100	1,117
Freddie Mac Gold Pool 4.5% 6/1/2041	2,936	2,988
Freddie Mac Gold Pool 4.5% 6/1/2041	2,462	2,507
Freddie Mac Gold Pool 4.5% 6/1/2041	2,074	2,111
Freddie Mac Gold Pool 4.5% 6/1/2041	977	994
Freddie Mac Gold Pool 4.5% 6/1/2047	70,044	70,547
Freddie Mac Gold Pool 4.5% 6/1/2047	19,156	19,306
Freddie Mac Gold Pool 4.5% 7/1/2040	4,044	4,116
Freddie Mac Gold Pool 4.5% 7/1/2040	1,793	1,826
Freddie Mac Gold Pool 4.5% 7/1/2040	1,556	1,584
Freddie Mac Gold Pool 4.5% 7/1/2047	34,837	35,207
Freddie Mac Gold Pool 4.5% 7/1/2047	29,681	29,894
Freddie Mac Gold Pool 4.5% 7/1/2047	15,370	15,490
Freddie Mac Gold Pool 4.5% 8/1/2033	414	420
Freddie Mac Gold Pool 4.5% 8/1/2040	1,385	1,410
Freddie Mac Gold Pool 4.5% 8/1/2041	9,245	9,414
Freddie Mac Gold Pool 4.5% 8/1/2041	1,443	1,469
Freddie Mac Gold Pool 4.5% 8/1/2041	1,072	1,092
Freddie Mac Gold Pool 4.5% 8/1/2052	47,444	47,225
Freddie Mac Gold Pool 4.5% 9/1/2039	5,192	5,283
Freddie Mac Gold Pool 4.5% 9/1/2040	2,559	2,606
Freddie Mac Gold Pool 4.5% 9/1/2041	23,672	24,100
Freddie Mac Gold Pool 4.5% 9/1/2041	12,719	12,951
Freddie Mac Gold Pool 4.5% 9/1/2041	10,219	10,406
Freddie Mac Gold Pool 5% 1/1/2035	9,536	9,798
Freddie Mac Gold Pool 5% 1/1/2037	431	445
Freddie Mac Gold Pool 5% 1/1/2040	4,284	4,436
Freddie Mac Gold Pool 5% 1/1/2053	343,466	349,391
Freddie Mac Gold Pool 5% 10/1/2033	1,123	1,154
Freddie Mac Gold Pool 5% 10/1/2033	818	839
Freddie Mac Gold Pool 5% 10/1/2052	147,061	149,851
Freddie Mac Gold Pool 5% 11/1/2035	670	691
Freddie Mac Gold Pool 5% 11/1/2052	700,829	713,684
Freddie Mac Gold Pool 5% 11/1/2052	238,034	243,144
Freddie Mac Gold Pool 5% 12/1/2033	464	477
Freddie Mac Gold Pool 5% 12/1/2035	1,787	1,843
Freddie Mac Gold Pool 5% 12/1/2052	527,950	537,634
Freddie Mac Gold Pool 5% 12/1/2052	392,335	399,531
Freddie Mac Gold Pool 5% 12/1/2052	357,733	364,071
Freddie Mac Gold Pool 5% 12/1/2052	100,573	102,355
Freddie Mac Gold Pool 5% 12/1/2054	2,566,763	2,607,827
Freddie Mac Gold Pool 5% 4/1/2034	377	388
Freddie Mac Gold Pool 5% 4/1/2035	2,689	2,764
Freddie Mac Gold Pool 5% 4/1/2035	990	1,020
Freddie Mac Gold Pool 5% 4/1/2035	692	713
Freddie Mac Gold Pool 5% 4/1/2036	5,804	5,983
Freddie Mac Gold Pool 5% 4/1/2040	6,373	6,605
Freddie Mac Gold Pool 5% 5/1/2034	454	466
Freddie Mac Gold Pool 5% 5/1/2034	221	227
Freddie Mac Gold Pool 5% 5/1/2035	2,548	2,625
Freddie Mac Gold Pool 5% 6/1/2035	476	490
Freddie Mac Gold Pool 5% 6/1/2035	211	218
Freddie Mac Gold Pool 5% 6/1/2040	3,893	4,032
Freddie Mac Gold Pool 5% 6/1/2040	3,231	3,348
Freddie Mac Gold Pool 5% 6/1/2041	95,110	98,614
Freddie Mac Gold Pool 5% 6/1/2052	1,930,785	1,973,440
Freddie Mac Gold Pool 5% 7/1/2035	16,567	17,053
Freddie Mac Gold Pool 5% 7/1/2035	2,257	2,327
Freddie Mac Gold Pool 5% 7/1/2041	1,863	1,933
Freddie Mac Gold Pool 5% 7/1/2041	1,525	1,583
Freddie Mac Gold Pool 5% 7/1/2041	725	743
Freddie Mac Gold Pool 5% 8/1/2033	313	322
Freddie Mac Gold Pool 5% 8/1/2034	4,038	4,153
Freddie Mac Gold Pool 5% 8/1/2035	296	304
Freddie Mac Gold Pool 5% 8/1/2040	3,200	3,311
Freddie Mac Gold Pool 5% 9/1/2033	932	956
Freddie Mac Gold Pool 5% 9/1/2035	1,631	1,682
Freddie Mac Gold Pool 5% 9/1/2052	146,413	149,190
Freddie Mac Gold Pool 5.5% 1/1/2055	1,770,647	1,827,256
Freddie Mac Gold Pool 5.5% 11/1/2052	823,960	852,942
Freddie Mac Gold Pool 5.5% 2/1/2054	229,421	234,193
Freddie Mac Gold Pool 5.5% 3/1/2053 (e)(f)	1,124,095	1,165,390
Freddie Mac Gold Pool 5.5% 4/1/2053	194,259	201,092
Freddie Mac Gold Pool 5.5% 5/1/2039	5,190,532	5,371,687
Freddie Mac Gold Pool 5.5% 5/1/2053	550,523	567,822
Freddie Mac Gold Pool 5.5% 9/1/2053	3,544,202	3,662,000
Freddie Mac Gold Pool 5.5% 9/1/2054	1,648,935	1,703,714
Freddie Mac Gold Pool 6% 1/1/2032	230	239
Freddie Mac Gold Pool 6% 1/1/2032	142	147
Freddie Mac Gold Pool 6% 10/1/2032	113	118
Freddie Mac Gold Pool 6% 10/1/2054	1,266,346	1,325,574
Freddie Mac Gold Pool 6% 11/1/2031	152	158
Freddie Mac Gold Pool 6% 11/1/2032	1,268	1,320
Freddie Mac Gold Pool 6% 11/1/2053	300,443	312,335
Freddie Mac Gold Pool 6% 12/1/2032	60	63
Freddie Mac Gold Pool 6% 12/1/2037	3,366	3,587
Freddie Mac Gold Pool 6% 12/1/2037	925	983
Freddie Mac Gold Pool 6% 12/1/2052	269,960	282,164
Freddie Mac Gold Pool 6% 3/1/2053	1,016,564	1,065,062
Freddie Mac Gold Pool 6% 4/1/2031	117	122
Freddie Mac Gold Pool 6% 4/1/2033	399	416
Freddie Mac Gold Pool 6% 4/1/2039	1,078,199	1,119,503
Freddie Mac Gold Pool 6% 4/1/2054 (f)	16,095,616	16,838,362
Freddie Mac Gold Pool 6% 5/1/2033	2,772	2,873
Freddie Mac Gold Pool 6% 5/1/2054	1,839,894	1,927,097
Freddie Mac Gold Pool 6% 6/1/2031	41	42
Freddie Mac Gold Pool 6% 7/1/2032	303	314
Freddie Mac Gold Pool 6% 7/1/2033	392	410
Freddie Mac Gold Pool 6% 7/1/2039	2,552,381	2,643,778
Freddie Mac Gold Pool 6% 8/1/2037	3,024	3,205
Freddie Mac Gold Pool 6% 8/1/2055	1,204,892	1,262,093
Freddie Mac Gold Pool 6% 9/1/2033	2,324	2,428
Freddie Mac Gold Pool 6% 9/1/2039	660,940	685,640
Freddie Mac Gold Pool 6% 9/1/2054	927,014	970,661
Freddie Mac Gold Pool 6% 9/1/2054	251,575	262,556
Freddie Mac Gold Pool 6.5% 1/1/2032	939	982
Freddie Mac Gold Pool 6.5% 1/1/2054	1,158,897	1,226,148
Freddie Mac Gold Pool 6.5% 10/1/2032	884	929
Freddie Mac Gold Pool 6.5% 10/1/2053	263,939	279,255
Freddie Mac Gold Pool 6.5% 12/1/2054	2,056,022	2,192,199
Freddie Mac Gold Pool 6.5% 3/1/2036	8,034	8,431
Freddie Mac Gold Pool 6.5% 4/1/2032	87	91
Freddie Mac Gold Pool 6.5% 6/1/2054	6,276,630	6,643,318
Freddie Mac Gold Pool 6.5% 6/1/2054	2,332,371	2,477,377
Freddie Mac Gold Pool 6.5% 7/1/2032	23	24
Freddie Mac Gold Pool 6.5% 7/1/2054	29,060	30,921
Freddie Mac Gold Pool 6.5% 7/1/2055	3,068,138	3,255,052
Freddie Mac Gold Pool 6.5% 7/1/2055	638,173	675,605
Freddie Mac Gold Pool 6.5% 8/1/2032	332	348
Freddie Mac Gold Pool 6.5% 8/1/2032	230	241
Freddie Mac Gold Pool 6.5% 8/1/2032	221	233
Freddie Mac Gold Pool 6.5% 9/1/2039	11,735	12,625
Freddie Mac Gold Pool 6.5% 9/1/2053	293,826	310,992
Freddie Mac Gold Pool 6.5% 9/1/2054	2,794,482	2,968,218
Freddie Mac Gold Pool 6.5% 9/1/2054	1,670,225	1,777,197
Freddie Mac Gold Pool 7% 1/1/2036	466	493
Freddie Mac Gold Pool 7% 1/1/2054	830,820	883,539
Freddie Mac Gold Pool 7% 1/1/2054	557,236	593,814
Freddie Mac Gold Pool 7% 1/1/2054	319,946	340,348
Freddie Mac Gold Pool 7% 10/1/2053	23,188	24,420
Freddie Mac Gold Pool 7% 11/1/2034	776	820
Freddie Mac Gold Pool 7% 11/1/2034	687	733
Freddie Mac Gold Pool 7% 12/1/2053	40,677	42,965
Freddie Mac Gold Pool 7% 4/1/2032	276	290
Freddie Mac Gold Pool 7% 7/1/2029	1,091	1,145
Freddie Mac Gold Pool 7% 7/1/2054	17,362	18,508
Freddie Mac Gold Pool 7% 8/1/2026	23	23
Freddie Mac Gold Pool 7% 9/1/2026	48	48
Freddie Mac Gold Pool 7% 9/1/2035	1,941	2,059
Freddie Mac Gold Pool 7.5% 1/1/2027	1	1
Freddie Mac Gold Pool 8% 7/1/2030	33	35
Freddie Mac Gold Pool 8% 8/1/2030	73	77
Freddie Mac Gold Pool 8.5% 8/1/2027	20	20
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	3,979,535	4,159,443
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	4,848,718	5,069,435
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	560,330	593,765
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	494,576	525,325
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	160,470	171,249
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	2,003	2,049
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.884% 3/1/2036 (b)(c)	1,737	1,781
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	1,316	1,359
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2036 (b)(c)	8,538	8,816
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.202% 12/1/2040 (b)(c)	12,458	13,047
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.406% 7/1/2041 (b)(c)	2,299	2,410
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.436% 9/1/2041 (b)(c)	22,222	23,325
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	920	956
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.38% 10/1/2041 (b)(c)	25,683	26,971
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	2,514	2,640
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	459	482
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	504	530
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	6,364	6,684
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.778% 5/1/2041 (b)(c)	4,450	4,673
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.863% 5/1/2041 (b)(c)	5,812	6,103
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.939%, 6.607% 10/1/2042 (b)(c)	11,354	11,923
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.01% 4/1/2038 (b)(c)	752	790
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	25	25
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	4,529	4,725
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.095% 6/1/2033 (b)(c)	9,452	9,685
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.48% 4/1/2034 (b)(c)	3,139	3,234
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2597%, 6.321% 6/1/2033 (b)(c)	1,788	1,836
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.328% 3/1/2035 (b)(c)	3,714	3,833
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.548% 7/1/2035 (b)(c)	5,848	6,062
Freddie Mac Non Gold Pool 5.5% 4/1/2055	1,867,174	1,928,619
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,105,888	3,206,399
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,353,589	1,399,085
Freddie Mac Non Gold Pool 5.5% 8/1/2053	379,046	391,787
Freddie Mac Non Gold Pool 5.5% 8/1/2053	371,664	383,691
Freddie Mac Non Gold Pool 5.5% 9/1/2054	2,098,125	2,163,236
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2035 (b)(c)	1,494	1,534
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.178% 10/1/2036 (b)(c)	6,011	6,174
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 1/1/2037 (b)(c)	2,092	2,154
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.307% 10/1/2035 (b)(c)	7,316	7,545
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.51% 5/1/2037 (b)(c)	1,479	1,538
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	3,044	3,165
Freddie Mac Non Gold Pool 6% 11/1/2054	1,015,471	1,061,062
Freddie Mac Non Gold Pool 6% 6/1/2053	325,683	340,102
Freddie Mac Non Gold Pool 6% 6/1/2053	311,839	325,157
Freddie Mac Non Gold Pool 6% 6/1/2054	2,773,424	2,896,205
Freddie Mac Non Gold Pool 6% 7/1/2053	320,577	334,769
Freddie Mac Non Gold Pool 6% 9/1/2053	541,071	562,488
Freddie Mac Non Gold Pool 6.5% 1/1/2055	3,112,166	3,288,876
Freddie Mac Non Gold Pool 6.5% 1/1/2055	207,528	220,885
Freddie Mac Non Gold Pool 6.5% 11/1/2054	86,655	92,232
Freddie Mac Non Gold Pool 6.5% 2/1/2055	231,430	246,397
Ginnie Mae I Pool 2.5% 1/20/2052	1,415,164	1,245,209
Ginnie Mae I Pool 2.5% 12/20/2051	2,191,129	1,927,984
Ginnie Mae I Pool 2.5% 12/20/2051	1,163,511	1,023,778
Ginnie Mae I Pool 2.5% 12/20/2051	635,440	558,531
Ginnie Mae I Pool 2.5% 8/20/2051	3,014,038	2,649,240
Ginnie Mae I Pool 2.5% 8/20/2051	784,087	689,677
Ginnie Mae I Pool 2.5% 8/20/2051	538,393	473,229
Ginnie Mae I Pool 2.5% 9/20/2051	1,420,714	1,248,761
Ginnie Mae I Pool 2.5% 9/20/2051	786,460	691,273
Ginnie Mae I Pool 3% 12/15/2042	19,942	18,640
Ginnie Mae I Pool 3% 12/20/2042	24,862	23,259
Ginnie Mae I Pool 3% 2/15/2045	10,830	10,055
Ginnie Mae I Pool 3% 2/20/2050	79,935	73,408
Ginnie Mae I Pool 3% 3/20/2043	16,189	15,152
Ginnie Mae I Pool 3% 3/20/2043	6,737	6,310
Ginnie Mae I Pool 3% 4/15/2045	6,699	6,200
Ginnie Mae I Pool 3% 5/15/2042	2,983	2,798
Ginnie Mae I Pool 3% 6/15/2043	2,490	2,333
Ginnie Mae I Pool 3.5% 1/15/2043	9,994	9,541
Ginnie Mae I Pool 3.5% 10/20/2052	1,377,250	1,305,512
Ginnie Mae I Pool 3.5% 11/15/2042	22,172	21,172
Ginnie Mae I Pool 3.5% 12/15/2041	8,634	8,250
Ginnie Mae I Pool 3.5% 12/15/2041	8,018	7,655
Ginnie Mae I Pool 3.5% 12/20/2049	9,896	9,476
Ginnie Mae I Pool 3.5% 12/20/2049	4,521	4,321
Ginnie Mae I Pool 3.5% 12/20/2049	3,519	3,374
Ginnie Mae I Pool 3.5% 12/20/2049	1,052	1,006
Ginnie Mae I Pool 3.5% 2/15/2042	9,445	9,038
Ginnie Mae I Pool 3.5% 2/15/2042	3,256	3,116
Ginnie Mae I Pool 3.5% 2/15/2043	43,554	41,664
Ginnie Mae I Pool 3.5% 2/15/2044	6,675	6,336
Ginnie Mae I Pool 3.5% 2/20/2043	13,137	12,564
Ginnie Mae I Pool 3.5% 3/20/2043	5,603	5,359
Ginnie Mae I Pool 3.5% 4/15/2043	37,323	35,711
Ginnie Mae I Pool 3.5% 4/15/2043	7,090	6,748
Ginnie Mae I Pool 3.5% 6/20/2046	13,883	13,302
Ginnie Mae I Pool 3.5% 7/15/2042	6,301	6,020
Ginnie Mae I Pool 3.5% 7/15/2042	2,169	2,072
Ginnie Mae I Pool 3.5% 7/20/2043	11,744	11,186
Ginnie Mae I Pool 3.5% 7/20/2046	126,675	121,492
Ginnie Mae I Pool 3.5% 7/20/2052	7,342,766	6,964,886
Ginnie Mae I Pool 3.5% 8/20/2052	4,365,959	4,138,546
Ginnie Mae I Pool 3.5% 9/20/2052	2,328,327	2,207,050
Ginnie Mae I Pool 4% 1/15/2041	7,960	7,832
Ginnie Mae I Pool 4% 1/15/2047	5,713	5,576
Ginnie Mae I Pool 4% 1/15/2047	5,499	5,367
Ginnie Mae I Pool 4% 1/15/2047	4,230	4,128
Ginnie Mae I Pool 4% 1/15/2047	2,016	1,968
Ginnie Mae I Pool 4% 10/15/2040	9,263	9,117
Ginnie Mae I Pool 4% 10/15/2040	8,052	7,929
Ginnie Mae I Pool 4% 10/15/2040	7,546	7,428
Ginnie Mae I Pool 4% 10/15/2041	17,341	17,039
Ginnie Mae I Pool 4% 10/15/2041	8,094	7,960
Ginnie Mae I Pool 4% 10/15/2041	6,005	5,908
Ginnie Mae I Pool 4% 10/15/2041	4,419	4,347
Ginnie Mae I Pool 4% 10/15/2041	3,114	3,060
Ginnie Mae I Pool 4% 10/20/2042	29,261	28,703
Ginnie Mae I Pool 4% 10/20/2052	1,642,662	1,592,953
Ginnie Mae I Pool 4% 11/15/2040	2,301	2,264
Ginnie Mae I Pool 4% 11/15/2041	15,057	14,805
Ginnie Mae I Pool 4% 12/15/2040	1,080	1,066
Ginnie Mae I Pool 4% 12/15/2041	6,440	6,334
Ginnie Mae I Pool 4% 12/15/2041	4,861	4,776
Ginnie Mae I Pool 4% 2/15/2042	2,122	2,085
Ginnie Mae I Pool 4% 2/15/2045	7,570	7,407
Ginnie Mae I Pool 4% 3/15/2040	34,168	33,643
Ginnie Mae I Pool 4% 3/15/2041	17,187	16,919
Ginnie Mae I Pool 4% 3/15/2042	7,776	7,637
Ginnie Mae I Pool 4% 4/15/2046	47,529	46,477
Ginnie Mae I Pool 4% 4/20/2048	6,665	6,513
Ginnie Mae I Pool 4% 4/20/2048	5,886	5,752
Ginnie Mae I Pool 4% 5/15/2045	7,084	6,924
Ginnie Mae I Pool 4% 5/20/2049	11,704	11,376
Ginnie Mae I Pool 4% 6/15/2045	1,889	1,849
Ginnie Mae I Pool 4% 7/15/2045	5,160	5,041
Ginnie Mae I Pool 4% 7/15/2046	3,828	3,744
Ginnie Mae I Pool 4% 8/15/2039	1,259	1,242
Ginnie Mae I Pool 4% 9/15/2041	7,106	6,986
Ginnie Mae I Pool 4.5% 12/15/2039	1,473	1,491
Ginnie Mae I Pool 4.5% 2/15/2040	4,300	4,353
Ginnie Mae I Pool 4.5% 2/15/2040	2,939	2,976
Ginnie Mae I Pool 4.5% 3/15/2040	10,036	10,160
Ginnie Mae I Pool 4.5% 3/15/2041	23,676	23,970
Ginnie Mae I Pool 4.5% 4/15/2040	4,464	4,519
Ginnie Mae I Pool 4.5% 4/20/2053	999,040	993,976
Ginnie Mae I Pool 4.5% 5/15/2039	800	810
Ginnie Mae I Pool 4.5% 5/15/2040	5,368	5,435
Ginnie Mae I Pool 4.5% 6/15/2039	2,773	2,806
Ginnie Mae I Pool 4.5% 6/15/2039	2,554	2,585
Ginnie Mae I Pool 4.5% 6/15/2040	19,889	20,136
Ginnie Mae I Pool 4.5% 6/15/2040	11,559	11,702
Ginnie Mae I Pool 4.5% 6/15/2040	5,266	5,331
Ginnie Mae I Pool 4.5% 6/15/2040	3,000	3,037
Ginnie Mae I Pool 4.5% 6/15/2040	2,899	2,935
Ginnie Mae I Pool 4.5% 6/15/2040	2,511	2,543
Ginnie Mae I Pool 4.5% 6/15/2040	2,308	2,337
Ginnie Mae I Pool 4.5% 6/15/2041	36,698	37,152
Ginnie Mae I Pool 4.5% 7/15/2039	2,262	2,289
Ginnie Mae I Pool 4.5% 7/15/2040	8,633	8,740
Ginnie Mae I Pool 4.5% 7/15/2040	7,768	7,864
Ginnie Mae I Pool 4.5% 7/15/2040	5,925	5,998
Ginnie Mae I Pool 4.5% 7/15/2040	4,504	4,560
Ginnie Mae I Pool 4.5% 7/15/2040	4,169	4,221
Ginnie Mae I Pool 4.5% 7/15/2040	3,830	3,878
Ginnie Mae I Pool 4.5% 8/15/2039	22,425	22,701
Ginnie Mae I Pool 4.5% 8/15/2039	14,314	14,490
Ginnie Mae I Pool 4.5% 8/15/2039	11,452	11,593
Ginnie Mae I Pool 4.5% 8/15/2039	4,568	4,624
Ginnie Mae I Pool 4.5% 9/15/2039	4,241	4,293
Ginnie Mae I Pool 4.5% 9/15/2039	2,093	2,118
Ginnie Mae I Pool 5% 10/15/2039	1,600	1,656
Ginnie Mae I Pool 5% 12/15/2039	1,580	1,636
Ginnie Mae I Pool 5% 4/15/2040	14,966	15,504
Ginnie Mae I Pool 5% 4/15/2040	10,826	11,213
Ginnie Mae I Pool 5% 4/15/2041	2,008	2,079
Ginnie Mae I Pool 5% 4/20/2048	139,360	143,696
Ginnie Mae I Pool 5% 5/15/2039	3,680	3,809
Ginnie Mae I Pool 5% 5/15/2039	1,609	1,666
Ginnie Mae I Pool 5% 6/15/2040	32,970	34,154
Ginnie Mae I Pool 5% 7/15/2039	2,785	2,881
Ginnie Mae I Pool 5% 8/15/2039	1,339	1,386
Ginnie Mae I Pool 5% 8/15/2040	2,856	2,960
Ginnie Mae I Pool 5% 8/15/2040	2,406	2,492
Ginnie Mae I Pool 5% 8/15/2040	2,135	2,213
Ginnie Mae I Pool 5% 9/15/2039	9,068	9,386
Ginnie Mae I Pool 5% 9/15/2039	1,315	1,362
Ginnie Mae I Pool 5% 9/15/2041	25,146	26,038
Ginnie Mae I Pool 5.47% 8/20/2059 (c)(h)	172	173
Ginnie Mae I Pool 5.5% 1/15/2039	1,534	1,608
Ginnie Mae I Pool 5.5% 10/15/2035	1,214	1,271
Ginnie Mae I Pool 5.5% 3/20/2054	2,048,318	2,112,555
Ginnie Mae I Pool 5.5% 9/15/2039	7,628	8,006
Ginnie Mae I Pool 5.5% 9/15/2039	5,298	5,559
Ginnie Mae I Pool 6% 5/15/2040	19,072	20,107
Ginnie Mae I Pool 6% 6/15/2036	128,529	135,306
Ginnie Mae I Pool 6.5% 9/15/2034	338	360
Ginnie Mae I Pool 7% 1/15/2032	155	161
Ginnie Mae I Pool 7% 10/15/2028	50	51
Ginnie Mae I Pool 7% 4/15/2028	21	21
Ginnie Mae I Pool 7% 4/15/2032	15	15
Ginnie Mae I Pool 7% 4/20/2032	1,543	1,609
Ginnie Mae I Pool 7% 6/15/2028	23	23
Ginnie Mae I Pool 7% 6/15/2031	114	118
Ginnie Mae I Pool 7% 7/15/2028	24	25
Ginnie Mae I Pool 7% 8/15/2032	33	33
Ginnie Mae I Pool 7% 9/15/2028	21	22
Ginnie Mae I Pool 7.5% 1/15/2031	11	10
Ginnie Mae I Pool 7.5% 3/15/2028	364	370
Ginnie Mae I Pool 7.5% 4/15/2027	7	7
Ginnie Mae I Pool 7.5% 6/15/2027	19	19
Ginnie Mae I Pool 7.5% 8/15/2028	11	11
Ginnie Mae I Pool 7.5% 9/15/2027	32	33
Ginnie Mae I Pool 8% 7/15/2027	6	5
Ginnie Mae I Pool 8.5% 7/15/2030	8	7
Ginnie Mae I Pool 8.5% 8/15/2029	6	5
Ginnie Mae II Pool 2% 10/20/2050	8,353,099	7,079,408
Ginnie Mae II Pool 2% 11/20/2050	2,166,861	1,836,862
Ginnie Mae II Pool 2% 12/20/2050	4,056,378	3,437,666
Ginnie Mae II Pool 2% 2/20/2051	944,952	800,784
Ginnie Mae II Pool 2% 3/1/2056 (g)	81,200,000	68,778,828
Ginnie Mae II Pool 2% 4/1/2056 (g)	37,875,000	32,085,696
Ginnie Mae II Pool 2% 4/20/2051	83,229	70,528
Ginnie Mae II Pool 2% 9/20/2050	4,879,147	4,145,232
Ginnie Mae II Pool 2.5% 12/20/2050	149,470	132,057
Ginnie Mae II Pool 2.5% 12/20/2051	4,427,662	3,908,373
Ginnie Mae II Pool 2.5% 2/20/2052	9,000,131	7,944,567
Ginnie Mae II Pool 2.5% 3/1/2056 (g)	17,150,000	15,130,419
Ginnie Mae II Pool 2.5% 3/20/2052	26,639,300	23,517,041
Ginnie Mae II Pool 2.5% 4/1/2056 (g)	7,275,000	6,417,729
Ginnie Mae II Pool 2.5% 6/20/2051	549,267	484,847
Ginnie Mae II Pool 2.5% 7/20/2051	1,364,140	1,204,150
Ginnie Mae II Pool 3% 1/20/2032	338,010	332,427
Ginnie Mae II Pool 3% 1/20/2043	131,887	123,883
Ginnie Mae II Pool 3% 10/20/2031	110,079	108,322
Ginnie Mae II Pool 3% 10/20/2043	10,622	9,953
Ginnie Mae II Pool 3% 11/20/2031	119,060	117,116
Ginnie Mae II Pool 3% 12/20/2031	180,661	177,744
Ginnie Mae II Pool 3% 12/20/2042	11,577	10,874
Ginnie Mae II Pool 3% 12/20/2046	2,537,081	2,355,276
Ginnie Mae II Pool 3% 2/20/2031	14,089	13,886
Ginnie Mae II Pool 3% 3/20/2031	28,205	27,793
Ginnie Mae II Pool 3% 3/20/2050	763,153	702,027
Ginnie Mae II Pool 3% 4/20/2031	106,570	104,992
Ginnie Mae II Pool 3% 4/20/2052	3,803,467	3,489,908
Ginnie Mae II Pool 3% 5/20/2031	227,089	223,682
Ginnie Mae II Pool 3% 5/20/2051	540,184	495,769
Ginnie Mae II Pool 3% 6/20/2050	6,795	6,244
Ginnie Mae II Pool 3% 6/20/2051	143,170	131,412
Ginnie Mae II Pool 3% 7/20/2031	2,973	2,927
Ginnie Mae II Pool 3% 7/20/2051	181,482	166,662
Ginnie Mae II Pool 3% 8/20/2031	34,966	34,421
Ginnie Mae II Pool 3% 8/20/2051	215,353	197,566
Ginnie Mae II Pool 3% 9/20/2031	14,096	13,873
Ginnie Mae II Pool 3.5% 11/20/2041	54,120	52,163
Ginnie Mae II Pool 3.5% 12/20/2041	23,377	22,532
Ginnie Mae II Pool 3.5% 2/20/2043	10,663	10,250
Ginnie Mae II Pool 3.5% 3/20/2043	13,112	12,600
Ginnie Mae II Pool 3.5% 3/20/2044	1,995	1,913
Ginnie Mae II Pool 3.5% 4/20/2043	14,211	13,655
Ginnie Mae II Pool 3.5% 5/20/2043	135,222	129,333
Ginnie Mae II Pool 3.5% 6/20/2043	26,620	25,567
Ginnie Mae II Pool 3.5% 9/20/2043	157,393	151,036
Ginnie Mae II Pool 4% 1/20/2042	7,070	6,972
Ginnie Mae II Pool 4% 10/20/2040	7,539	7,444
Ginnie Mae II Pool 4% 10/20/2041	125,708	124,009
Ginnie Mae II Pool 4% 10/20/2044	76,214	74,841
Ginnie Mae II Pool 4% 11/20/2040	94,723	93,525
Ginnie Mae II Pool 4% 11/20/2041	4,185	4,127
Ginnie Mae II Pool 4% 11/20/2044	164,168	161,175
Ginnie Mae II Pool 4% 12/20/2044	4,447	4,366
Ginnie Mae II Pool 4% 2/20/2041	2,023	1,997
Ginnie Mae II Pool 4% 3/20/2041	7,935	7,833
Ginnie Mae II Pool 4% 3/20/2047	303,764	298,558
Ginnie Mae II Pool 4% 4/20/2042	25,435	25,075
Ginnie Mae II Pool 4% 5/20/2046	23,498	23,023
Ginnie Mae II Pool 4% 6/20/2045	74,536	73,127
Ginnie Mae II Pool 4% 7/20/2044	4,119	4,046
Ginnie Mae II Pool 4% 8/20/2043	9,438	9,287
Ginnie Mae II Pool 4% 8/20/2044	10,639	10,449
Ginnie Mae II Pool 4% 8/20/2045	244,277	239,506
Ginnie Mae II Pool 4% 9/20/2040	34,403	33,970
Ginnie Mae II Pool 4.5% 1/20/2041	8,689	8,791
Ginnie Mae II Pool 4.5% 10/20/2039	1,335	1,327
Ginnie Mae II Pool 4.5% 10/20/2040	18,784	18,674
Ginnie Mae II Pool 4.5% 10/20/2040	1,860	1,882
Ginnie Mae II Pool 4.5% 11/20/2040	7,894	7,843
Ginnie Mae II Pool 4.5% 11/20/2040	1,870	1,892
Ginnie Mae II Pool 4.5% 12/20/2039	7,432	7,391
Ginnie Mae II Pool 4.5% 12/20/2040	3,766	3,742
Ginnie Mae II Pool 4.5% 2/20/2041	31,217	31,584
Ginnie Mae II Pool 4.5% 2/20/2041	326	324
Ginnie Mae II Pool 4.5% 3/1/2056 (g)	17,500,000	17,288,164
Ginnie Mae II Pool 4.5% 3/20/2036	650	657
Ginnie Mae II Pool 4.5% 3/20/2041	2,043	2,067
Ginnie Mae II Pool 4.5% 4/1/2056 (g)	17,500,000	17,266,974
Ginnie Mae II Pool 4.5% 4/20/2040	3,532	3,511
Ginnie Mae II Pool 4.5% 4/20/2041	18,825	19,046
Ginnie Mae II Pool 4.5% 5/20/2040	2,158	2,183
Ginnie Mae II Pool 4.5% 5/20/2041	80,971	81,923
Ginnie Mae II Pool 4.5% 6/20/2033	294	297
Ginnie Mae II Pool 4.5% 6/20/2039	1,467	1,459
Ginnie Mae II Pool 4.5% 6/20/2040	3,427	3,408
Ginnie Mae II Pool 4.5% 6/20/2041	50,991	51,591
Ginnie Mae II Pool 4.5% 7/20/2039	284	284
Ginnie Mae II Pool 4.5% 7/20/2040	3,578	3,620
Ginnie Mae II Pool 4.5% 7/20/2040	301	299
Ginnie Mae II Pool 4.5% 9/20/2040	19,339	19,567
Ginnie Mae II Pool 5% 9/20/2033	13,375	13,654
Ginnie Mae II Pool 5.5% 1/20/2055	1,736,869	1,790,253
Ginnie Mae II Pool 5.5% 12/20/2054	2,112,351	2,182,557
Ginnie Mae II Pool 5.5% 3/1/2056 (g)	108,625,000	110,023,646
Ginnie Mae II Pool 5.5% 4/1/2056 (g)	84,350,000	85,347,118
Ginnie Mae II Pool 6% 11/20/2031	366	379
Ginnie Mae II Pool 6% 12/20/2054	2,761,891	2,824,862
Ginnie Mae II Pool 6% 3/1/2056 (g)	105,725,000	107,869,675
Ginnie Mae II Pool 6% 4/1/2056 (g)	42,200,000	43,026,373
Ginnie Mae II Pool 6% 5/20/2032	1,722	1,786
Ginnie Mae II Pool 6.5% 11/20/2031	65	68
Ginnie Mae II Pool 6.5% 3/1/2056 (g)	10,300,000	10,704,239
Ginnie Mae II Pool 6.5% 3/20/2031	80	83
Ginnie Mae II Pool 7% 2/20/2032	462	482
Ginnie Mae II Pool 7% 3/20/2032	238	249
Uniform Mortgage Backed Securities 2% 3/1/2056 (g)	58,950,000	48,820,274
Uniform Mortgage Backed Securities 2% 4/1/2056 (g)	21,950,000	18,179,916
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (g)	9,075,000	7,858,738
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (g)	4,900,000	4,617,867
Uniform Mortgage Backed Securities 4% 3/1/2056 (g)	16,925,000	16,450,968
Uniform Mortgage Backed Securities 5% 3/1/2041 (g)	44,700,000	45,379,230
Uniform Mortgage Backed Securities 5% 3/1/2056 (g)	7,500,000	7,533,984
Uniform Mortgage Backed Securities 5% 4/1/2041 (g)	25,850,000	26,227,650
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (g)	66,400,000	67,468,628
Uniform Mortgage Backed Securities 6% 3/1/2056 (g)	98,425,000	100,958,677
Uniform Mortgage Backed Securities 6% 4/1/2056 (g)	15,075,000	15,461,298
Uniform Mortgage Backed Securities 6.5% 3/1/2056 (g)	6,200,000	6,438,555
TOTAL UNITED STATES		1,666,502,696
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,641,532,515)		1,666,502,696

U.S. Treasury Obligations - 43.4%
	Yield (%) (x)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.91 to 2.15	34,881,000	20,134,240
US Treasury Bonds 2% 8/15/2051	2.14	3,714,000	2,220,856
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	24,090,000	15,239,748
US Treasury Bonds 2.25% 8/15/2046	4.93	73,000	49,939
US Treasury Bonds 2.875% 5/15/2052	3.13 to 4.81	23,593,000	17,143,632
US Treasury Bonds 3.25% 5/15/2042	3.39 to 4.91	9,900,000	8,510,906
US Treasury Bonds 3.625% 2/15/2053 (e)	3.65 to 4.80	15,123,000	12,695,050
US Treasury Bonds 3.625% 5/15/2053	3.89 to 4.80	19,116,000	16,037,279
US Treasury Bonds 3.875% 5/15/2043	4.92	1,812,000	1,675,140
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	78,418,000	70,453,672
US Treasury Bonds 4.125% 8/15/2044	4.62	200,000	189,406
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	28,401,000	26,054,589
US Treasury Bonds 4.25% 2/15/2054	4.49 to 4.68	167,261,000	156,683,048
US Treasury Bonds 4.25% 8/15/2054	3.99 to 4.39	67,106,000	62,875,176
US Treasury Bonds 4.375% 8/15/2043	4.91	1,251,000	1,230,525
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.85	188,900,000	184,546,445
US Treasury Bonds 4.5% 2/15/2044	4.62 to 4.90	1,270,000	1,265,982
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	17,415,000	17,578,946
US Treasury Bonds 4.625% 11/15/2045	4.61 to 4.79	9,149,000	9,209,040
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.89	17,040,000	17,010,713
US Treasury Bonds 4.625% 2/15/2046	4.57 to 4.63	974,000	980,848
US Treasury Bonds 4.625% 2/15/2055	4.51 to 4.88	40,000,000	39,893,752
US Treasury Bonds 4.625% 5/15/2044	4.57 to 4.65	435,000	439,945
US Treasury Bonds 4.625% 5/15/2054	4.38 to 4.55	105,000,000	104,663,672
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.98	52,078,000	52,999,536
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.98	67,000,000	68,224,844
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	13,566,000	14,110,760
US Treasury Bonds 6.25% 5/15/2030 (f)	4.72	2,216,000	2,454,133
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	4,046,183	3,989,654
US Treasury Notes 2.875% 5/15/2032 (y)	4.70	450,000	430,418
US Treasury Notes 3.5% 1/15/2029	3.61	21,000,000	21,063,984
US Treasury Notes 3.5% 2/15/2029	3.47 to 3.56	12,410,000	12,448,781
US Treasury Notes 3.625% 12/31/2030	3.74 to 3.75	27,300,000	27,425,836
US Treasury Notes 3.625% 3/31/2030	4.30 to 4.71	525,000	528,076
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	94,500,000	94,990,957
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.23	178,570,000	178,869,943
US Treasury Notes 3.75% 2/28/2033	3.72	200,000	200,344
US Treasury Notes 3.75% 5/31/2030	3.66 to 4.71	2,174,000	2,196,674
US Treasury Notes 3.75% 8/31/2031	3.52 to 3.74	122,370,000	123,373,816
US Treasury Notes 3.875% 12/31/2032	3.93 to 4.06	128,800,000	130,067,875
US Treasury Notes 3.875% 8/15/2033	4.68	116,000	116,843
US Treasury Notes 3.875% 8/15/2034	3.82 to 4.28	133,900,000	134,094,731
US Treasury Notes 3.875% 8/31/2032	3.98 to 4.00	20,000,000	20,220,312
US Treasury Notes 3.875% 9/30/2032	3.93	37,000,000	37,393,125
US Treasury Notes 4% 1/31/2033	3.79 to 4.00	56,335,000	57,303,258
US Treasury Notes 4% 11/15/2035	4.17 to 4.24	37,500,000	37,634,766
US Treasury Notes 4% 2/15/2034	3.89 to 4.74	8,063,000	8,169,142
US Treasury Notes 4% 2/28/2030	3.85 to 4.71	30,326,000	30,925,412
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	22,100,000	22,523,871
US Treasury Notes 4% 6/30/2028 (e)	3.96 to 3.97	7,000,000	7,096,797
US Treasury Notes 4% 6/30/2032	4.15	56,000,000	57,054,375
US Treasury Notes 4% 7/31/2032	4.01 to 4.11	83,020,000	84,560,410
US Treasury Notes 4.125% 11/30/2029	4.24	430,000	440,129
US Treasury Notes 4.125% 11/30/2031	4.55	20,000,000	20,532,031
US Treasury Notes 4.125% 2/29/2032	4.12 to 4.20	68,440,000	70,233,877
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.70	80,315,000	82,470,329
US Treasury Notes 4.125% 3/31/2032	4.09	70,000,000	71,840,234
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.31	103,824,000	106,522,199
US Treasury Notes 4.125% 7/31/2031	3.70 to 4.12	105,528,000	108,400,419
US Treasury Notes 4.25% 1/31/2030	4.35 to 4.47	69,000,000	70,983,750
US Treasury Notes 4.25% 11/15/2034	4.47 to 4.54	131,100,000	134,689,886
US Treasury Notes 4.25% 2/28/2029	4.71	1,262,000	1,292,416
US Treasury Notes 4.25% 2/28/2031	4.31	4,000,000	4,130,000
US Treasury Notes 4.25% 5/15/2035	4.33 to 4.48	131,060,000	134,423,532
US Treasury Notes 4.25% 6/30/2031	4.43 to 4.45	46,000,000	47,521,953
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.29	190,328,000	195,056,462
US Treasury Notes 4.375% 1/31/2032	4.21	400,000	415,828
US Treasury Notes 4.375% 12/31/2029	4.39	510,000	526,714
US Treasury Notes 4.5% 12/31/2031	4.52 to 4.53	125,000,000	130,766,601
US Treasury Notes 4.625% 2/15/2035	4.21 to 4.44	40,123,000	42,336,032
US Treasury Notes 4.625% 4/30/2029 (e)	4.47 to 4.72	3,030,000	3,139,482
US Treasury Notes 4.625% 4/30/2031	4.35 to 4.71	147,000,000	154,413,164
US Treasury Notes 4.625% 9/30/2028	3.83	168,000	173,112
US Treasury Notes 4.625% 9/30/2030	4.71	160,000	167,519
US Treasury Notes 4.75% 2/15/2045	4.96 to 4.97	1,350,000	1,383,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,374,110,594)			3,399,110,641

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (z)	3.70	176,249,148	176,284,398
Fidelity Securities Lending Cash Central Fund (z)(Aa)	3.69	19,110,683	19,112,594
TOTAL MONEY MARKET FUNDS (Cost $195,396,246)			195,396,992

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	8,300,000	79,545
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	9,300,000	122,149
Option on an interest rate swap with Citibank NA to receive annually a floating rate based on the US SOFR Index and pay annually a fixed rate of 3.694%, expiring December 2033	12/2028	5,500,000	129,490
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	5,300,000	147,675
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	5,600,000	68,565

TOTAL PUT SWAPTIONS			547,424
Call Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.964% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	9,300,000	397,486
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	8,300,000	247,147
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/2029	5,300,000	170,199
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.694% and pay annually a floating rate based on the US SOFR Index, expiring December 2033	12/2028	5,500,000	161,581
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.996% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	5,600,000	249,507
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	6,800,000	210,148

TOTAL CALL SWAPTIONS			1,436,068
TOTAL PURCHASED SWAPTIONS (Cost $2,327,299)			1,983,492

TOTAL INVESTMENT IN SECURITIES - 111.4% (Cost $8,640,992,719)	8,741,258,890
NET OTHER ASSETS (LIABILITIES) - (11.4)%	(889,453,522)
NET ASSETS - 100.0%	7,851,805,368

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2056	(60,275,000)	(51,054,727)
Ginnie Mae II Pool 2.5% 3/1/2056	(7,275,000)	(6,418,297)
Ginnie Mae II Pool 4.5% 3/1/2056	(17,500,000)	(17,288,164)
Ginnie Mae II Pool 5.5% 3/1/2056	(92,725,000)	(93,918,918)
Ginnie Mae II Pool 6% 3/1/2056	(100,825,000)	(102,870,276)
Ginnie Mae II Pool 6.5% 3/1/2056	(10,300,000)	(10,704,239)
Uniform Mortgage Backed Securities 2% 3/1/2056	(51,825,000)	(42,919,604)
Uniform Mortgage Backed Securities 2.5% 3/1/2056	(9,075,000)	(7,858,738)
Uniform Mortgage Backed Securities 2.5% 4/1/2056	(9,075,000)	(7,859,092)
Uniform Mortgage Backed Securities 3% 3/1/2056	(10,700,000)	(9,675,558)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(4,900,000)	(4,617,867)
Uniform Mortgage Backed Securities 3.5% 4/1/2056	(5,500,000)	(5,181,172)
Uniform Mortgage Backed Securities 4% 3/1/2056	(18,700,000)	(18,176,254)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(225,000)	(222,486)
Uniform Mortgage Backed Securities 5% 3/1/2041	(25,850,000)	(26,242,799)
Uniform Mortgage Backed Securities 5% 3/1/2056	(7,500,000)	(7,533,984)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(66,400,000)	(67,468,629)
Uniform Mortgage Backed Securities 6% 3/1/2056	(58,100,000)	(59,595,622)
Uniform Mortgage Backed Securities 6.5% 3/1/2056	(6,200,000)	(6,438,555)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(546,044,981)

TOTAL TBA SALE COMMITMENTS (Proceeds $544,078,362)		(546,044,981)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	1	6/2026	78,539	(31)
ASX 10Y Australia Treasury Bond Contracts (Australia)	7	3/2026	550,822	4,359
CBOT 10Y US Treasury Notes Contracts (United States)	1,315	6/2026	149,622,344	1,158,436
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	3	6/2026	350,109	3,182
CBOT 2Y US Treasury Notes Contracts (United States)	844	6/2026	176,593,813	252,172
CBOT 5Y US Treasury Notes Contracts (United States)	2,368	6/2026	260,757,500	1,545,919
CBOT US Treasury Long Bond Contracts (United States)	22	6/2026	2,604,938	24,842
CBOT US Treasury Ultra Bond Contracts (United States)	131	6/2026	15,924,688	138,694
Eurex Euro-Bund Contracts (Germany)	5	3/2026	769,399	12,939
The Montreal Exchange / Bourse DE Montreal Canadian Government Contracts (Canada)	27	6/2026	2,431,494	8,262

TOTAL LONG				3,148,774

SHORT

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	(183)	6/2026	(20,821,969)	(108,855)
CBOT US Treasury Long Bond Contracts (United States)	(1)	6/2026	(118,406)	(1,189)
ICE Long GILT Futures (United Kingdom)	(12)	6/2026	(1,514,974)	(20,831)

TOTAL SHORT				(130,875)

TOTAL FUTURES CONTRACTS				3,017,899
The notional amount of long futures as a percentage of Net Assets is 7.6%.
The notional amount of short futures as a percentage of Net Assets is 0.3%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	174,000	USD	127,622	BNP Paribas SA	3/2026	(60)
EUR	1,001,000	USD	1,182,631	Goldman Sachs Bank USA	3/2026	150
EUR	197,000	USD	232,920	JPMorgan Chase Bank NA	4/2026	466
EUR	190,000	USD	225,228	JPMorgan Chase Bank NA	4/2026	(136)
EUR	195,000	USD	230,875	Royal Bank of Canada	4/2026	141
GBP	161,000	USD	217,458	BNP Paribas SA	3/2026	(487)
GBP	65,000	USD	87,963	BNP Paribas SA	4/2026	(350)
GBP	356,000	USD	480,347	Bank of America NA	4/2026	(500)
USD	839,708	AUD	1,205,000	JPMorgan Chase Bank NA	4/2026	(17,617)
USD	214,640	CAD	292,000	BNP Paribas SA	4/2026	79
USD	1,566,489	CAD	2,123,000	Bank of America NA	4/2026	6,518
USD	118,477	EUR	100,000	BNP Paribas SA	4/2026	7
USD	56,547,625	EUR	47,083,000	BNP Paribas SA	4/2026	768,442
USD	1,418,882	EUR	1,198,000	Goldman Sachs Bank USA	4/2026	(387)
USD	319,773	EUR	268,000	JPMorgan Chase Bank NA	4/2026	2,274
USD	63,488	EUR	53,000	JPMorgan Chase Bank NA	4/2026	699
USD	217,492	GBP	161,000	BNP Paribas SA	4/2026	482
USD	312,095	GBP	229,000	Citibank NA	4/2026	3,430
USD	14,088,057	GBP	10,237,000	Goldman Sachs Bank USA	4/2026	289,749
USD	67,223	GBP	50,000	JPMorgan Chase Bank NA	4/2026	(172)
USD	623,986	GBP	457,000	JPMorgan Chase Bank NA	4/2026	8,002
USD	924,937	JPY	140,600,000	BNP Paribas SA	4/2026	20,291
USD	4,338,331	JPY	659,550,000	Royal Bank of Canada	4/2026	94,667

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,175,688
Unrealized Appreciation						1,195,397
Unrealized Depreciation						(19,709)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		40,000	(150)	(414)	(564)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	16,740	(23,410)	(6,670)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	16,740	(24,221)	(7,481)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		40,000	6,696	(10,072)	(3,376)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		60,000	10,044	(16,594)	(6,550)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		90,000	15,066	(26,089)	(11,023)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		140,000	23,436	(38,311)	(14,875)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		60,000	10,044	(13,791)	(3,747)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		70,000	11,718	(16,573)	(4,855)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		90,000	15,066	(21,413)	(6,347)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		80,000	13,392	(21,061)	(7,669)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	25,111	(33,973)	(8,862)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		140,000	23,436	(30,856)	(7,420)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	16,740	(16,014)	726
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	16,740	(16,135)	605
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	30,227	(29,426)	801
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	56,272	(34,520)	21,752
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	40,194	(19,662)	20,532
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	40,194	(18,715)	21,479
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	32,156	(15,403)	16,753
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	24,117	(11,381)	12,736
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	32,156	(14,257)	17,899
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		500,000	80,128	(31,984)	48,144
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		300,000	48,077	(19,570)	28,507
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		100,000	16,026	(6,984)	9,042
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	30,227	(31,480)	(1,253)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		100,000	16,026	(14,607)	1,419
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	32,051	(28,845)	3,206
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		300,000	48,077	(42,434)	5,643
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		800,000	(1,007)	(1,462)	(2,469)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	40,194	(35,401)	4,793
CMBX AAA Series 16 Index		4/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		5,192,860	27,684	(43,960)	(16,276)
Aviva PLC 6.125% 11/14/2036		12/2030	Citibank NA	(1%)	Quarterly	EUR	750,000	717	196	913
Commerzbank AG 4% 12/5/2030		12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	650,000	3,373	(7,402)	(4,029)
Heidelberg Materials AG 3.75% 5/31/2032		12/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	750,000	(182,709)	166,656	(16,053)
Allianz SE 2.121% 7/8/2050		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	950,000	(8,719)	10,210	1,491
CMBX AAA Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		4,000,000	(5,033)	3,194	(1,839)
UniCredit SpA 5.375% 4/16/2034		12/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	650,000	(3,356)	(3,873)	(7,229)
Societe Generale SA 5.25% 9/6/2032		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	600,000	(700)	(7,892)	(8,592)
CMBX AAA Series 16 Index		4/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		3,395,332	18,101	(31,836)	(13,735)
Deutsche Bank AG 5.625% 5/19/2031		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	550,000	5,172	(9,105)	(3,933)
Generali 4.125% 5/4/2026		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	750,000	(2,872)	1,963	(909)
Intesa Sanpaolo SpA 6.184% 2/20/2034		12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	650,000	(5,269)	1,361	(3,908)
BMW Finance NV 0.75% 7/13/2026		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,250,000	(38,445)	28,975	(9,470)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		120,000	20,088	(20,347)	(259)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		3,500,000	(4,404)	11,099	6,695
BMW Finance NV 0.75% 7/13/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	300,000	(8,772)	8,531	(241)
Generali 4.125% 5/4/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	155,000	524	361	885
Deutsche Bank AG 5.625% 5/19/2031		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	155,000	2,905	(1,964)	941
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	245,000	(194)	427	233
UniCredit SpA 5.375% 4/16/2034		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	165,000	458	(478)	(20)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	205,000	1,400	(712)	688
Commerzbank AG 4% 1/21/2038		6/2031	Citibank NA	(1%)	Quarterly	EUR	115,000	1,631	(798)	833
Aviva PLC 6.125% 11/14/2036		6/2031	Citibank NA	(1%)	Quarterly	EUR	120,000	985	35	1,020
Allianz SE 3.099% 7/6/2047		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	100,000	(430)	1,227	797
Heidelberg Materials AG 3.75% 5/31/2032		6/2031	BNP Paribas SA	(5%)	Quarterly	EUR	170,000	(44,068)	42,889	(1,179)
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly		1,000,000	425	701	1,126
5Y CDX EMIG CDSI Series 44 Index		12/2030	ICE	(1%)	Quarterly		1,355,000	858	0	858

TOTAL BUY PROTECTION								565,284	(515,600)	49,684
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		40,000	150	899	1,049
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(2,350)	3,990	1,640
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		100,000	(1,175)	2,018	843
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(1,175)	1,959	784
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(2,350)	3,323	973
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		500,000	(5,874)	7,846	1,972
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(1,175)	1,262	87
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,700,000	(19,971)	30,210	10,239
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		900,000	(10,573)	23,993	13,420
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		800,000	(9,398)	13,475	4,077
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		3,900,000	(45,816)	50,733	4,917
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,000,000	(11,748)	12,858	1,110
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,300,000	(15,272)	14,568	(704)
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly		1,000,000	(11,748)	10,942	(806)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		1,500,000	(17,622)	11,440	(6,182)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		700,000	(8,223)	7,283	(940)
CMBX AAA Series 15 Index	NR	11/2064	Citigroup Global Markets Ltd	0.5%	Monthly		2,196,979	(938)	102	(836)

TOTAL SELL PROTECTION								(165,258)	196,901	31,643
TOTAL CREDIT DEFAULT SWAPS								400,026	(318,699)	81,327

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	149,176,000	(361,732)	0	(361,732)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	3,210,000	149,580	0	149,580
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	3/2033	1,943,000	(14,732)	0	(14,732)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	69,521,000	(348,587)	0	(348,587)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	67,296,000	(410,055)	0	(410,055)
TOTAL INTEREST RATE SWAPS							(985,526)	0	(985,526)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $302,093.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,439,006.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $800,626.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $57,667 and $55,305, respectively.

(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)	Level 3 security.
(m)	Non-income producing - Security is in default.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,478,463,158 or 18.8% of net assets.

(p)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $71,244,050 or 0.9% of net assets.

(q)	Zero coupon bond which is issued at a discount.
(r)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(s)	Principal Only Strips represent the right to receive the monthly principal payments.
(t)	Non-income producing.
(u)	Security is perpetual in nature with no stated maturity date.
(v)	Security or a portion of the security is on loan at period end.
(w)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(x)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(y)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $43,042.
(z)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Aa)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	210,596,845	1,263,227,686	1,297,549,635	5,068,356	9,502	-	176,284,398	176,249,148	0.3%
Fidelity Floating Rate Central Fund	393,599,870	15,314,124	25,452,027	14,862,099	(2,020,099)	(7,070,007)	374,371,861	3,991,171	19.5%
Fidelity Securities Lending Cash Central Fund	21,662,947	688,545,761	691,095,927	71,665	(187)	-	19,112,594	19,110,683	0.1%
Total	625,859,662	1,967,087,571	2,014,097,589	20,002,120	(2,010,784)	(7,070,007)	569,768,853

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	667,083,003	-	667,083,003	-

Bank Loan Obligations
Communication Services	1,867,434	-	1,867,434	-
Consumer Discretionary	7,141,372	-	7,120,198	21,174
Consumer Staples	423,669	-	386,133	37,536
Energy	1,737,392	-	1,643,470	93,922
Financials	760,794	-	760,794	-
Health Care	2,030,311	-	2,030,311	-
Industrials	5,666,607	-	5,236,339	430,268
Information Technology	3,436,828	-	3,436,828	-
Materials	6,832,029	-	6,832,029	-
Utilities	1,599,964	-	1,599,964	-

Bank Notes
Financials	692,320	-	692,320	-

Collateralized Mortgage Obligations	153,894,582	-	153,894,582	-

Commercial Mortgage Securities	404,562,136	-	403,925,225	636,911

Common Stocks
Communication Services	562,663	-	-	562,663
Health Care	57,594	-	-	57,594
Industrials	333,956	102,521	231,435	-

Convertible Corporate Bonds
Communication Services	2,846,534	-	2,846,534	-
Energy	853,377	-	853,377	-
Financials	1,564,290	-	1,564,290	-
Information Technology	2,989,513	-	2,989,513	-
Utilities	638,074	-	638,074	-

Convertible Preferred Stocks
Consumer Discretionary	573,850	-	573,850	-
Financials	797,297	-	-	797,297
Information Technology	694,013	-	694,013	-

Fixed-Income Funds	374,371,861	374,371,861	-	-

Foreign Government and Government Agency Obligations	86,243,054	-	86,243,054	-

Non-Convertible Corporate Bonds
Communication Services	136,514,998	-	136,514,998	-
Consumer Discretionary	49,547,479	-	49,547,479	-
Consumer Staples	48,001,831	-	48,001,831	-
Energy	254,929,396	-	254,929,396	-
Financials	679,536,141	-	679,536,141	-
Health Care	102,503,066	-	102,503,066	-
Industrials	105,574,417	-	105,574,417	-
Information Technology	88,813,317	-	88,813,317	-
Materials	62,644,058	-	62,644,058	-
Real Estate	111,698,974	-	111,580,814	118,160
Utilities	90,717,460	-	90,715,310	2,150

Non-Convertible Preferred Stocks
Information Technology	381,500	381,500	-	-

Preferred Securities
Communication Services	275,608	-	275,608	-
Consumer Discretionary	603,763	-	603,763	-
Consumer Staples	353,542	-	353,542	-
Energy	3,736,089	-	3,736,089	-
Financials	7,044,976	-	6,873,617	171,359
Industrials	1,923,939	-	1,923,939	-
Information Technology	105,687	-	105,687	-
Materials	1,287,884	-	1,287,884	-
Real Estate	1,350,788	-	1,350,788	-
Utilities	465,639	-	465,639	-

U.S. Government Agency - Mortgage Securities	1,666,502,696	-	1,666,502,696	-

U.S. Treasury Obligations	3,399,110,641	-	3,399,110,641	-

Money Market Funds	195,396,992	195,396,992	-	-

Purchased Swaptions	1,983,492	-	1,983,492	-
Total Investments in Securities:	8,741,258,890	570,252,874	8,168,076,982	2,929,034
Derivative Instruments:

Assets
Futures Contracts	3,148,805	3,148,805	-	-
Forward Foreign Currency Contracts	1,195,397	-	1,195,397	-
Swaps	1,021,142	-	1,021,142	-
Total Assets	5,365,344	3,148,805	2,216,539	-

Liabilities
Futures Contracts	(130,906)	(130,906)	-	-
Forward Foreign Currency Contracts	(19,709)	-	(19,709)	-
Swaps	(1,606,642)	-	(1,606,642)	-
Total Liabilities	(1,757,257)	(130,906)	(1,626,351)	-
Total Derivative Instruments:	3,608,087	3,017,899	590,188	-
Other Financial Instruments:

TBA Sale Commitments	(546,044,981)	-	(546,044,981)	-
Total Other Financial Instruments:	(546,044,981)	-	(546,044,981)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	871,562	(471,536)
Total Credit Risk	871,562	(471,536)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	1,195,397	(19,709)
Total Foreign Exchange Risk	1,195,397	(19,709)
Interest Rate Risk
Futures Contracts (d)	3,148,805	(130,906)
Purchased Swaptions (e)	1,983,492	-
Swaps (a)	149,580	(1,135,106)
Total Interest Rate Risk	5,281,877	(1,266,012)
Total Value of Derivatives	7,348,836	(1,757,257)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(e)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,336,983) - See accompanying schedule:
Unaffiliated issuers (cost $8,056,286,878)	$8,171,490,037
Fidelity Central Funds (cost $584,705,841)	569,768,853

Total Investment in Securities (cost $8,640,992,719)		$8,741,258,890
Segregated cash with brokers for derivative instruments		4,866,289
Cash		422,326
Foreign currency held at value (cost $845,932)		842,896
Receivable for investments sold		9,941,641
Receivable for TBA sale commitments		544,078,362
Unrealized appreciation on forward foreign currency contracts		1,195,397
Receivable for swaps		102
Receivable for fund shares sold		13,204,141
Dividends receivable		34,352
Interest receivable		64,321,722
Distributions receivable from Fidelity Central Funds		454,379
Receivable for daily variation margin on futures contracts		1,441,187
Receivable for daily variation margin on centrally cleared swaps		1,840
Bi-lateral OTC swaps, at value		870,704
Other receivables		6,346
Total assets		9,382,940,574
Liabilities
Payable for investments purchased
Regular delivery	$44,391,530
Delayed delivery	895,354,900
TBA sale commitments, at value	546,044,981
Unrealized depreciation on forward foreign currency contracts	19,709
Payable for fund shares redeemed	22,816,742
Distributions payable	496,222
Bi-lateral OTC swaps, at value	471,536
Accrued management fee	1,939,451
Payable for daily variation margin on centrally cleared swaps	487,620
Other payables and accrued expenses	45
Collateral on securities loaned	19,112,470
Total liabilities		1,531,135,206
Net Assets		$7,851,805,368
Net Assets consist of:
Paid in capital		$7,895,756,975
Total accumulated earnings (loss)		(43,951,607)
Net Assets		$7,851,805,368
Net Asset Value, offering price and redemption price per share ($7,851,805,368 ÷ 868,475,120 shares)		$9.04
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$479,542
Interest		168,005,797
Income from Fidelity Central Funds (including $71,665 from security lending)		20,002,120
Total income		188,487,459
Expenses
Management fee	$11,418,127
Independent trustees' fees and expenses	7,984
Legal	107
Total expenses before reductions	11,426,218
Expense reductions	(12,433)
Total expenses after reductions		11,413,785
Net Investment income (loss)		177,073,674
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	12,747,832
Fidelity Central Funds	(2,010,784)
Forward foreign currency contracts	(340,143)
Foreign currency transactions	58,761
Futures contracts	2,584,883
Swaps	(1,755,555)
Total net realized gain (loss)		11,284,994
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	118,875,395
Fidelity Central Funds	(7,070,007)
Forward foreign currency contracts	440,802
Assets and liabilities in foreign currencies	(27,549)
Futures contracts	935,767
Swaps	1,422,417
TBA sale commitments	1,275,689
Total change in net unrealized appreciation (depreciation)		115,852,514
Net gain (loss)		127,137,508
Net increase (decrease) in net assets resulting from operations		$304,211,182
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$177,073,674	$320,299,946
Net realized gain (loss)	11,284,994	(32,371,316)
Change in net unrealized appreciation (depreciation)	115,852,514	(32,561,063)
Net increase (decrease) in net assets resulting from operations	304,211,182	255,367,567
Distributions to shareholders	(174,361,552)	(307,999,988)

Share transactions
Proceeds from sales of shares	1,404,237,193	4,026,693,958
Reinvestment of distributions	170,987,224	302,424,023
Cost of shares redeemed	(1,160,268,767)	(2,535,972,735)

Net increase (decrease) in net assets resulting from share transactions	414,955,650	1,793,145,246
Total increase (decrease) in net assets	544,805,280	1,740,512,825

Net Assets
Beginning of period	7,307,000,088	5,566,487,263
End of period	$7,851,805,368	$7,307,000,088

Other Information
Shares
Sold	156,699,158	455,938,310
Issued in reinvestment of distributions	19,069,882	34,243,554
Redeemed	(129,573,891)	(288,398,978)
Net increase (decrease)	46,195,149	201,782,886

Financial Highlights
Fidelity® Total Bond K6 Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$8.89	$8.97	$8.68	$9.03	$10.45	$10.82
Income from Investment Operations
Net investment income (loss) A,B	.209	.430	.426	.376	.248	.247
Net realized and unrealized gain (loss)	.146	(.095)	.268	(.357)	(1.388)	.013
Total from investment operations	.355	.335	.694	.019	(1.140)	.260
Distributions from net investment income	(.205)	(.415)	(.404)	(.369)	(.244)	(.240)
Distributions from net realized gain	-	-	-	-	(.036)	(.390)
Total distributions	(.205)	(.415)	(.404)	(.369)	(.280)	(.630)
Net asset value, end of period	$9.04	$8.89	$8.97	$8.68	$9.03	$10.45
Total Return C,D	4.04%	3.86%	8.25%	.25%	(11.07)%	2.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30 % G	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions, if any	.30% G	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	4.69% G	4.89%	4.92%	4.30%	2.55%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$7,851,805	$7,307,000	$5,566,487	$2,496,986	$1,820,300	$1,833,077
Portfolio turnover rate H	183 % G	228%	306%	203%	108%	137%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, passive foreign investment companies (PFIC), defaulted bonds, market discount, partnerships, certain conversion ratio adjustments, certain corporate actions, capital loss carryforwards, and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$215,350,754
Gross unrealized depreciation	(93,291,228)
Net unrealized appreciation (depreciation)	$122,059,526
Tax cost	$8,620,522,133

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(32,374,002)
Long-term	(129,575,023)
Total capital loss carryforward	$(161,949,025)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Total Bond K6 Fund
Credit Risk
Swaps	(456,385)	290,682
Total Credit Risk	(456,385)	290,682
Foreign Exchange Risk
Forward Foreign Currency Contracts	(340,143)	440,802
Total Foreign Exchange Risk	(340,143)	440,802
Interest Rate Risk
Futures Contracts	2,584,883	935,767
Purchased Options	(927,287)	389,057
Swaps	(1,299,170)	1,131,735
Total Interest Rate Risk	358,426	2,456,559
Totals	(438,102)	3,188,043

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond K6 Fund	3,585,306,393	3,552,207,539
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Total Bond K6 Fund	33

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total Bond K6 Fund	7,654	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $12,433.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Total Bond K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisors' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9884014.108
TBDK6-SANN-0426
Fidelity® Total Bond Fund

Semi-Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Total Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 8.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0192% 7/20/2037 (d)(e)(p)	26,319,958	26,355,832
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (d)(e)(p)	8,822,000	8,849,807
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/19/2037 (d)(e)(p)	41,979,000	42,049,609
Ares Lxx Clo Ltd / Ares Lxx Clo LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2039 (d)(e)(p)	23,122,000	23,134,786
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/18/2038 (d)(e)(p)	25,870,000	25,966,728
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (d)(e)(p)	26,968,000	27,076,061
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (d)(e)(p)	30,827,000	30,901,694
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 7/18/2037 (d)(e)(p)	41,704,000	41,745,704
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0022% 1/15/2038 (d)(e)(p)	26,077,000	26,186,028
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3676% 7/20/2037 (d)(e)(p)	588,000	589,717
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 7.9176% 7/20/2037 (d)(e)(p)	390,000	390,760
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (d)(e)(p)	26,860,000	26,951,834
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1776% 7/20/2037 (d)(e)(p)	19,593,000	19,647,782
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 1.09% 4/16/2038 (d)(e)(p)	18,379,000	18,379,000
TOTAL BAILIWICK OF JERSEY		318,225,342
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8491% 4/15/2041 (d)(e)(p)	17,374,000	17,373,913
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (p)	2,720,118	2,748,712
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (p)	5,630,503	5,701,245
TOTAL CANADA		8,449,957
GRAND CAYMAN (UK OVERSEAS TER) - 4.4%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.0792% 7/22/2037 (d)(e)(p)	13,287,000	13,304,539
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (d)(e)(p)	23,628,000	23,702,475
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/20/2038 (d)(e)(p)	39,309,000	39,347,484
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.1711% 4/16/2037 (d)(e)(p)	26,700,000	26,732,841
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/20/2038 (d)(e)(p)	18,308,000	18,367,464
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1097% 7/21/2037 (d)(e)(p)	35,274,000	35,354,248
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.0976% 7/20/2038 (d)(e)(p)	320,000	330,244
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (d)(e)(p)	28,190,000	28,293,993
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9596% 4/25/2034 (d)(e)(p)	13,014,000	13,029,994
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0422% 10/15/2037 (d)(e)(p)	16,637,000	16,660,225
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9122% 4/15/2038 (d)(e)(p)	23,510,000	23,491,709
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.0038% 4/15/2034 (d)(e)(p)	27,448,000	27,479,346
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 4.9576% 7/17/2038 (d)(e)(p)	34,486,000	34,491,690
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.3222% 3/31/2038 (d)(e)(p)	150,000	150,368
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9322% 1/15/2038 (d)(e)(p)	15,712,000	15,763,708
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (d)(e)(p)	171,000	170,931
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 9.4176% 7/20/2038 (d)(e)(p)	150,000	145,500
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (d)(e)(p)	28,887,000	28,960,084
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (d)(e)(p)	177,000	174,000
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.918% 7/24/2035 (d)(e)(p)	17,462,460	17,480,411
Benefit Str Partners Clo Xxxiii Ltd / Benefit Str Partners Clo Xxxiii LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8542% 1/25/2039 (d)(e)(p)	22,949,000	22,989,643
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (d)(e)(p)	23,087,000	23,132,158
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (d)(e)(p)	24,101,000	24,149,202
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.0638% 1/15/2035 (d)(e)(p)	19,468,000	19,501,290
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.4192% 4/22/2038 (d)(e)(p)	260,000	259,392
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (d)(e)(p)	530,000	534,420
Capital Trust RE CDO Ltd Series 2005-1A Class E, CME Term SOFR 1 month Index + 2.2145%, 5.8898% 3/20/2050 (d)(e)(k)(p)	330,000	0
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (d)(e)(p)	250,000	256,153
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (d)(e)(p)	18,307,000	18,332,392
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.078% 7/25/2037 (d)(e)(p)	30,219,000	30,254,628
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (d)(e)(p)	26,139,000	26,194,049
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.868% 1/25/2038 (d)(e)(p)	21,618,000	21,596,382
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0197% 7/20/2038 (d)(e)(p)	17,958,000	18,019,075
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (d)(e)(p)	18,972,000	19,042,538
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9197% 7/21/2038 (d)(e)(p)	392,000	404,057
Cifc Fdg Ltd / Cifc Fdg LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.4722% 1/15/2038 (d)(e)(p)	425,000	425,627
Cifc Funding 2021-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9022% 10/15/2038 (d)(e)(p)	42,055,000	42,059,711
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (d)(e)(p)	15,243,000	15,274,705
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9422% 10/15/2038 (d)(e)(p)	22,864,000	22,894,112
CIFC Funding Ltd Series 2026-1A Class A1, CME Term SOFR 3 month Index + 1.17%, 0% 4/25/2039 (b)(d)(e)(p)	20,000,000	20,003,680
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6676% 4/18/2035 (d)(e)(p)	26,759,000	26,765,369
CREST Ltd Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.69%, 8.9627% (d)(e)(j)(k)(p)	407,341	0
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.4722% 1/15/2039 (d)(e)(p)	475,000	472,275
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9697% 4/20/2035 (d)(e)(p)	16,182,000	16,182,000
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/18/2037 (d)(e)(p)	24,322,000	24,353,375
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 7/15/2037 (d)(e)(p)	30,093,000	30,123,605
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/17/2037 (d)(e)(p)	30,702,000	30,745,597
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0622% 10/15/2037 (d)(e)(p)	27,944,000	28,027,301
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 10/15/2037 (d)(e)(p)	36,609,000	36,662,559
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8322% 4/15/2038 (d)(e)(p)	23,472,000	23,472,000
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 7.7722% 4/15/2038 (d)(e)(p)	168,000	167,313
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8956% 11/20/2038 (d)(e)(p)	41,926,000	41,979,708
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (d)(e)(p)	23,114,000	23,159,049
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9592% 10/22/2038 (d)(e)(p)	23,024,000	23,088,605
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/19/2037 (d)(e)(p)	27,878,000	27,967,795
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (d)(e)(p)	259,000	260,732
Fortress Credit Bsl Ltd Series 2026-1A Class C1, CME Term SOFR 3 month Index + 1.9%, 0% 4/20/2039 (b)(d)(e)(p)	440,000	440,000
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2037 (d)(e)(p)	100,000	100,777
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (p)	2,410,382	2,392,254
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (d)(e)(p)	21,493,000	21,488,379
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (d)(e)(p)	16,948,000	16,948,000
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.178% 4/25/2037 (d)(e)(p)	27,525,000	27,578,564
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (d)(e)(p)	16,653,000	16,665,057
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (d)(e)(p)	28,658,000	28,699,497
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.988% 7/25/2038 (d)(e)(p)	23,298,000	23,396,597
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (d)(e)(p)	16,401,000	16,404,821
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.958% 1/25/2038 (d)(e)(p)	14,906,000	14,954,325
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9492% 4/20/2034 (d)(e)(p)	23,008,000	23,025,348
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0222% 7/15/2037 (d)(e)(p)	29,129,000	29,170,509
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (d)(e)(p)	21,992,000	22,015,202
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9122% 1/15/2038 (d)(e)(p)	29,999,000	30,060,288
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2036 (d)(e)(p)	178,000	178,768
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8422% 4/15/2038 (d)(e)(p)	27,967,000	27,967,000
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0676% 7/18/2038 (d)(e)(p)	22,806,000	22,832,250
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0176% 7/20/2037 (d)(e)(p)	38,437,000	38,476,436
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (d)(e)(p)	20,822,000	20,846,049
Ocp Aegis Clo Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 6.3474% 1/21/2038 (d)(e)(p)	430,000	429,900
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (d)(e)(p)	24,292,000	24,347,872
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (d)(e)(p)	16,060,000	16,087,447
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9592% 1/22/2038 (d)(e)(p)	27,221,000	27,295,831
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.8976% 4/20/2038 (d)(e)(p)	15,455,000	15,481,351
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 4.9976% 10/20/2037 (d)(e)(p)	22,652,000	22,749,177
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/20/2037 (d)(e)(p)	31,144,000	31,211,645
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3176% 4/20/2037 (d)(e)(p)	1,651,000	1,653,455
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 8.4176% 4/20/2037 (d)(e)(p)	253,000	253,860
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (d)(e)(p)	21,315,000	21,299,525
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9876% 1/18/2038 (d)(e)(p)	9,378,000	9,378,000
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 7.8122% 2/15/2038 (d)(e)(p)	117,000	117,005
Palmer Square Clo Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (d)(e)(p)	25,069,000	25,106,102
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 0% 4/20/2039 (b)(d)(e)(p)	20,173,000	20,182,159
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (d)(e)(p)	20,638,181	20,650,791
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.1722% 7/15/2033 (d)(e)(p)	253,000	240,515
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.6722% 1/15/2033 (d)(e)(p)	10,002,505	10,002,505
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4525% 2/15/2033 (d)(e)(p)	20,919,721	20,906,039
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/20/2038 (d)(e)(p)	21,089,000	21,068,059
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (p)	10,784,635	10,728,662
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0222% 10/15/2039 (d)(e)(p)	11,991,000	11,991,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0122% 1/15/2037 (d)(e)(p)	31,230,000	31,277,313
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 0% 4/15/2041 (b)(d)(e)(p)	26,176,000	26,177,283
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/17/2038 (d)(e)(p)	14,870,000	14,926,357
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/17/2038 (d)(e)(p)	22,864,000	22,945,144
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/17/2038 (d)(e)(p)	18,963,000	19,033,675
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (d)(e)(p)	19,181,000	19,207,259
Taberna Preferred Funding VI Ltd Series 2006-6A Class F1, CME Term SOFR 3 month Index + 4.7616%, 8.4248% (d)(e)(j)(k)(p)	1,032,891	0
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (d)(p)	1,692,301	1,693,130
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (p)	10,016,027	9,942,499
Tpg Clo Ltd Series 2025-2A Class D1, CME Term SOFR 3 month Index + 3.25%, 7.0673% 1/21/2039 (d)(e)(p)	250,000	252,795
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.4714% 4/6/2042 (d)(e)(p)	1,639,000	1,297,237
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (d)(e)(p)	18,502,000	18,552,455
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (d)(e)(p)	7,846,000	7,859,095
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,890,167,014
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (p)	6,228,412	6,347,252
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/18/2037 (d)(e)(p)	18,984,000	19,018,228
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/20/2038 (d)(e)(p)	18,066,000	18,086,884
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.168% 7/27/2037 (d)(e)(p)	25,309,000	25,366,528
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 1/20/2038 (d)(e)(p)	15,110,000	15,157,989
TOTAL MULTI-NATIONAL		77,629,629
UNITED STATES - 2.8%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (p)	16,093,508	16,583,425
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (p)	14,736,050	15,184,643
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (p)	13,537,022	13,932,066
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (p)	8,549,967	8,323,293
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (p)	27,844,553	26,717,712
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (p)	1,600,000	1,603,131
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (p)	7,300,000	7,354,308
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (p)	18,471,422	18,994,535
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (p)	1,557,789	1,547,209
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (p)	331,047	329,417
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (p)	2,721,417	2,739,029
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (p)	6,098,671	6,119,308
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (p)	2,220,000	2,259,053
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (p)	4,953,402	5,032,787
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (p)	20,982,996	20,130,324
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (o)(p)	1,016,414	1,018,854
BMW Vehicle Owner Trust Series 2024-A Class A3, 5.18% 2/26/2029	1,450,911	1,463,843
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	3,100,000	3,133,208
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	11,143,466	11,176,890
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	17,440,000	17,617,698
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	5,634,530	5,638,966
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (p)	2,109,842	2,099,315
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (p)	2,959,207	2,929,665
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (p)	7,616,545	7,521,386
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (p)	2,500,000	2,614,320
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (p)	2,705,000	2,861,971
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (p)	17,245,400	17,181,978
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (p)	23,121,615	23,099,573
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (p)	9,278,175	9,137,651
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (p)	19,147,013	19,345,330
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (p)	15,526,088	15,745,796
Dext Abs LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (p)	4,020,000	4,033,319
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 9.8222% 10/15/2037 (d)(e)(p)	250,000	241,257
Digitalbridge Issuer LLC / Digitalbridge Co-Issuer LLC Series 2021-1A Class A2, 3.933% 9/25/2051 (p)	994,000	986,446
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (p)	3,438,116	3,473,771
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (p)	3,079,082	3,090,823
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (p)	29,755,700	29,682,707
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (p)	10,565,240	10,145,770
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1822% 7/15/2037 (d)(e)(p)	24,041,000	24,085,067
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (p)	16,860,000	16,869,179
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (p)	348,466	348,839
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (p)	1,887,022	1,891,705
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	17,095,479	17,141,062
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	1,524,966	1,528,824
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	3,055,000	3,086,120
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (p)	29,640,000	29,699,191
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (p)	49,817,768	50,933,483
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (p)	31,723,463	32,609,436
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3, 4.85% 12/18/2028	4,123,036	4,148,838
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (p)	18,730,000	19,025,820
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (p)	12,650,000	12,748,670
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (p)	2,800,000	2,819,639
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.848% 1/25/2038 (d)(e)(p)	22,967,000	22,932,550
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (p)	884,712	862,689
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (p)	3,984,786	3,932,215
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (p)	571,151	533,898
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (p)	5,520,647	5,465,463
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (p)	32,778,900	33,711,106
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (p)	14,323,025	14,852,504
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	6,468,468	6,479,215
Lmdv Issuer CO LLC Series 2025-1A Class C, 7.88% 12/15/2055 (p)	1,540,000	1,577,002
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (p)	3,113,114	3,123,230
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (p)	9,262,716	9,314,704
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (p)	5,000,000	5,041,904
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (p)	460,000	475,105
MetroNet Infrastructure Issuer LLC Series 2025-4A Class C, 7.112% 12/20/2055 (p)	1,160,000	1,184,033
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (p)	34,866,042	35,246,329
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/17/2038 (d)(e)(p)	23,001,000	23,028,923
Optn Series 2026-A Class A, 4.32% 1/9/2034 (p)	8,250,000	8,276,400
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (p)	11,806,708	11,876,869
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (p)	17,250,000	17,554,456
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (p)	3,599,697	3,694,364
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (p)	16,765,840	16,241,343
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (p)	16,127,650	15,433,239
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (p)	15,955,000	16,210,045
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (p)	6,097,727	6,151,474
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.1313% 7/25/2054 (d)(e)(p)	7,364,428	7,343,303
Progress Residential Trust Series 2022-SFR3 Class F, 6.6% 4/17/2039 (p)	1,450,000	1,454,659
Progress Residential Trust Series 2022-SFR4 Class E1, 6.121% 5/17/2041 (p)	1,423,000	1,439,666
Progress Residential Trust Series 2022-SFR5 Class E2, 6.863% 6/17/2039 (p)	1,544,000	1,547,231
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)(p)	4,691,657	4,662,994
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (p)	1,286,000	1,276,998
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	10,000,000	10,061,959
Santander Drive Auto Receivables Trust Series 2025-2 Class B, 4.87% 5/15/2031	3,800,000	3,848,490
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (p)	6,959,000	6,724,201
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (p)	2,900,000	2,902,028
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (p)	3,300,000	3,310,208
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (d)(p)	1,360,000	1,147,102
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (p)	15,540,400	16,060,397
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 month Index + 4.5%, 8.1597% 5/17/2039 (d)(e)(p)	1,370,219	1,374,160
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (p)	20,466,925	21,198,830
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (p)	39,256,088	39,697,983
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (p)	23,337,588	23,907,400
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (p)	29,797,813	29,797,214
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (p)	39,037,850	38,946,013
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (p)	22,447,850	22,420,345
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (p)	2,160,000	2,239,721
Taco Bell Fdg LLC Series 2018-1A Class A2II, 4.94% 11/25/2048 (p)	9,210,675	9,219,024
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (p)	33,002,288	33,376,343
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6482% 9/25/2034 (d)(e)	11,775	12,669
TOWD Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/2058 (p)	126,670	126,021
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (p)	15,408,159	15,427,609
Tricon American Homes Series 2019-SFR1 Class F, 3.745% 3/17/2038 (p)	924,000	921,662
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (p)	315,000	312,530
Tricon Residential Trust Series 2022-SFR1 Class E1, 5.344% 4/17/2039 (p)	1,931,000	1,920,986
Tricon Residential Trust Series 2022-SFR1 Class E2, 5.739% 4/17/2039 (p)	2,399,000	2,389,354
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (p)	476,000	483,516
VB-S1 Issuer LLC Series 2022-1A Class F, 5.268% 2/15/2052 (p)	1,435,000	1,426,177
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (p)	1,980,000	2,019,117
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (p)	5,806,000	5,987,850
VB-S1 Issuer LLC Series 2026-1A Class F, 6.843% 3/15/2056 (p)	1,150,000	1,177,717
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (p)	8,802,372	8,840,187
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (p)	3,984,848	3,992,047
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (p)	18,711,326	19,159,082
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (p)	2,659,464	2,674,406
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (p)	10,935,857	11,049,043
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (p)	3,804,994	3,900,664
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (p)	7,346,481	7,427,120
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	3,253,913	3,271,623
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	5,494,137	5,503,967
TOTAL UNITED STATES		1,203,205,326
TOTAL ASSET-BACKED SECURITIES (Cost $3,507,263,773)		3,521,398,433

Bank Loan Obligations - 4.7%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 12/13/2029 (d)(e)(i)	2,913,038	2,921,049
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 1/22/2031 (d)(e)(i)	344,003	344,110
		3,265,159
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 9/20/2030 (d)(e)(i)	4,566,248	4,558,622
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 9/22/2032 (d)(e)(i)	5,075,817	5,103,328
		9,661,950
TOTAL CONSUMER DISCRETIONARY		12,927,109
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/18/2031 (d)(e)(i)	3,848,861	3,852,248
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6636% 1/31/2033 (d)(e)(i)	2,140,759	2,052,453
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/12/2028 (d)(e)(i)	3,732,910	3,717,978
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4168% 3/21/2031 (d)(e)(i)	1,846,213	1,842,059
Information Technology - 0.0%
Software - 0.0%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 1/31/2030 (d)(e)(i)	4,298,924	4,176,233
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.616% 5/29/2028 (d)(e)(i)	2,176,565	1,798,387
TOTAL CANADA		30,366,467
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (d)(e)(i)(k)	532,548	532,548
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.733% 12/10/2032 (d)(e)(i)	4,860,000	4,877,447
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (d)(e)(i)	1,179,680	1,179,043
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 2/4/2028 (d)(e)(i)	2,221,780	2,216,226

TOTAL FINLAND		3,395,269
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0472% 5/14/2029 (d)(e)(i)	356,128	354,259
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (d)(e)(i)	20,432,400	20,452,833
TOTAL COMMUNICATION SERVICES		20,807,092
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Betclic Everest Group SAS Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 12/10/2031 (d)(e)(i)(m)	1,315,000	1,315,552
TOTAL FRANCE		22,122,644
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 4/30/2030 (d)(e)(i)(m)	3,540,000	3,540,000
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.3773% 4/30/2030 (d)(e)(i)	3,666,215	3,664,565

TOTAL GERMANY		7,204,565
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1393% 10/18/2029 (d)(e)(i)	2,424,511	2,424,511
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9211% 1/9/2032 (d)(e)(i)	3,138,389	3,110,928
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% 11/24/2026 (d)(e)(i)(j)	3,386,224	186,242
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 11.7161% 4/9/2026 (d)(e)(i)(k)	20,043	19,041
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 11.7161% 4/9/2026 (d)(e)(i)(k)	80,779	76,740
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.1466% 4/9/2026 (d)(e)(i)(k)(l)	61,193	58,134
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 11.7161% 4/9/2026 (d)(e)(i)(k)	92,527	87,901

TOTAL INDIA		428,058
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 6/4/2032 (d)(e)(i)	3,184,000	3,136,240
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6722% 10/31/2027 (d)(e)(i)	194,000	142,590
Financials - 0.0%
Financial Services - 0.0%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (d)(e)(i)	3,540,000	3,424,951
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% 1/3/2029 (d)(e)(i)(j)	1,442,974	28,859
TOTAL FINANCIALS		3,453,810
Materials - 0.0%
Containers & Packaging - 0.0%
Kleopatra Finco Sarl Tranche EXIT LOAN 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6668% 1/30/2031 (d)(e)(i)	2,063,551	1,823,663
TOTAL LUXEMBOURG		5,420,063
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 1/17/2032 (d)(e)(i)	13,226,766	13,213,010
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6464% 10/8/2032 (d)(e)(i)	1,290,000	1,266,353
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0358% 4/3/2028 (d)(e)(i)	2,807,346	2,803,837
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9169% 4/3/2028 (d)(e)(i)	1,617,196	1,605,067
TOTAL MATERIALS		4,408,904
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (d)(e)(i)	7,078,316	2,972,893
TOTAL NETHERLANDS		21,861,160
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7741% 10/15/2029 (d)(e)(i)	1,200,000	1,193,856
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9222% 1/31/2032 (d)(e)(i)	2,322,000	2,283,617

TOTAL PUERTO RICO		3,477,473
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.56% 11/17/2031 (d)(e)(i)	4,263,251	4,265,937
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 11/18/2030 (d)(e)(i)(m)	3,140,000	2,810,300
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (d)(e)(i)	7,156,502	6,398,342

TOTAL SWITZERLAND		9,208,642
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1708% 12/2/2031 (d)(e)(i)	10,474,050	10,161,714
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1836% 7/18/2030 (d)(e)(i)	9,446,709	9,384,739
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 7/31/2032 (d)(e)(i)	2,447,865	2,436,017
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 10/31/2029 (d)(e)(i)	2,560,575	2,549,590
TOTAL CONSUMER DISCRETIONARY		14,370,346
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9563% 8/30/2032 (d)(e)(i)	2,180,000	2,180,916
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/10/2031 (d)(e)(i)(m)	15,230,000	15,195,733
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 1/21/2030 (d)(e)(i)	1,424,264	1,421,771
Industrials - 0.0%
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.927% 3/15/2032 (d)(e)(i)	5,581,950	5,557,557
TOTAL UNITED KINGDOM		48,888,037
UNITED STATES - 4.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.0236% 3/25/2026 (d)(e)(i)	7,128,179	4,080,883
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% 3/25/2027 (d)(e)(i)(j)	4,605,367	11,513
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9562% 3/25/2026 (d)(e)(i)(k)	302,290	314,632
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 13.9327% 3/25/2026 (d)(e)(i)	2,112,292	2,198,537
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4336% 3/25/2026 (d)(e)(i)(k)	190,167	190,167
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 10/3/2031 (d)(e)(i)	650,320	461,727
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9224% 4/3/2031 (d)(e)(i)	5,485,000	4,963,925
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 3/29/2032 (d)(e)(i)	7,265,000	7,275,898
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 10/6/2032 (d)(e)(i)	4,265,000	4,265,000
		23,762,282
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3219% 2/10/2027 (d)(e)(i)	7,149,836	4,225,553
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (d)(e)(i)	3,614,544	3,486,517
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.4285% 9/1/2027 (d)(e)(i)	6,210,000	5,979,361
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 8/30/2030 (d)(e)(i)	1,570,209	1,558,433
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.677% 10/21/2032 (d)(e)(i)	1,195,000	1,193,506
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6597% 2/17/2033 (d)(e)(i)	3,233,901	3,237,943
		19,681,313
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 7/8/2031 (d)(e)(i)	1,838,198	1,662,043
Media - 0.1%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2194% 8/21/2031 (d)(e)(i)	1,933,296	1,880,943
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.1633% 10/28/2027 (d)(e)(i)	3,344,700	2,738,473
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9108% 12/15/2031 (d)(e)(i)	7,035,704	7,028,668
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (d)(e)(i)	12,737,937	12,018,244
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1713% 6/16/2032 (d)(e)(i)	2,932,650	2,690,706
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 6/28/2032 (d)(e)(i)	3,751,150	3,746,461
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.0875% 12/31/2029 (d)(e)(i)	499,472	424,552
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.873% 12/31/2030 (d)(e)(i)	2,670,930	2,232,443
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.5865% 2/19/2030 (d)(e)(i)	1,064,487	787,720
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 6/24/2029 (d)(e)(i)	2,801,946	2,766,922
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0375% 1/31/2029 (d)(e)(i)	6,221,724	6,182,838
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2875% 1/31/2029 (d)(e)(i)	1,635,100	1,629,655
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 1/30/2031 (d)(e)(i)	6,305,000	6,297,119
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.0523% 3/31/2031 (d)(e)(i)	2,356,000	2,195,015
		52,619,759
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 4/27/2028 (d)(e)(i)	7,756,242	7,761,129
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.43% 1/25/2031 (d)(e)(i)	891,370	893,598
		8,654,727
TOTAL COMMUNICATION SERVICES		106,380,124
Consumer Discretionary - 0.9%
Automobile Components - 0.1%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9105% 2/3/2033 (d)(e)(i)	2,105,000	2,093,170
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.523% 3/3/2028 (d)(e)(i)	4,575,623	4,020,829
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/6/2030 (d)(e)(i)	4,626,555	4,609,205
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 1/28/2032 (d)(e)(i)	6,563,550	6,541,694
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 3/25/2032 (d)(e)(i)	2,173,602	2,179,036
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8219% 12/22/2028 (d)(e)(i)	2,590,280	2,374,432
		21,818,366
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2875% 6/3/2028 (d)(e)(i)	4,437,761	4,328,681
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6498% 4/19/2030 (d)(e)(i)	2,430,000	2,426,963
		6,755,644
Broadline Retail - 0.1%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1668% 11/8/2032 (d)(e)(i)	3,868,481	3,863,027
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/23/2032 (d)(e)(i)	53,679,113	53,544,916
Saks Global Enterprises LLC Tranche SECOND OUT ROLL-UP DIP 1LN, term loan CME Term SOFR 1 month Index + 12.5%, 16.1556% 7/15/2026 (d)(e)(i)	484,947	145,484
		57,553,427
Distributors - 0.0%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 12/11/2030 (d)(e)(i)	6,376,197	6,343,168
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 5/24/2032 (d)(e)(i)	4,039,875	4,019,676
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 8/1/2030 (d)(e)(i)	3,985,847	3,977,118
		14,339,962
Diversified Consumer Services - 0.0%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4159% 7/30/2028 (d)(e)(i)	11,538,162	11,475,279
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 6/12/2030 (d)(e)(i)	226	215
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1597% 8/19/2030 (d)(e)(i)	2,348,942	2,340,134
		13,815,628
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0231% 2/7/2029 (d)(e)(i)	4,783,203	4,762,300
Aramark Services Inc Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 6/24/2030 (d)(e)(i)	2,190,511	2,192,329
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 11/24/2028 (d)(e)(i)	2,056,257	2,062,035
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 2/6/2030 (d)(e)(i)	12,746,226	12,642,727
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 2/6/2031 (d)(e)(i)	4,607,023	4,558,649
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 11/1/2031 (d)(e)(i)	4,146,722	3,700,949
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9375% 6/29/2029 (d)(e)(i)	2,434,925	2,249,871
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 4/2/2029 (d)(e)(i)	3,536,160	3,532,482
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 1/29/2029 (d)(e)(i)	28,113,956	27,930,091
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.173% 2/12/2029 (d)(e)(i)	1,719,375	1,723,140
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 11/30/2030 (d)(e)(i)	5,679,856	5,580,459
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 1/28/2032 (d)(e)(i)	6,233,456	6,120,506
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 5/26/2030 (d)(e)(i)	3,895,921	3,893,505
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1706% 12/4/2031 (d)(e)(i)	2,472,605	2,471,270
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/27/2032 (d)(e)(i)	1,606,925	1,610,942
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 1/17/2031 (d)(e)(i)	1,580,916	1,573,864
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 8/2/2028 (d)(e)(i)	9,209,319	9,187,770
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4237% 11/8/2030 (d)(e)(i)	2,008,852	2,015,340
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (d)(e)(i)	8,028,177	7,827,473
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 4/26/2030 (d)(e)(i)	5,257,990	5,177,490
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6708% 11/5/2031 (d)(e)(i)	3,925,449	3,927,922
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.677% 4/16/2029 (d)(e)(i)	3,309,767	3,305,630
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (d)(e)(i)	4,113,488	3,819,909
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 4/1/2031 (d)(e)(i)	3,171,700	3,165,103
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 7/18/2031 (d)(e)(i)	2,221,980	2,215,981
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1719% 8/18/2032 (d)(e)(i)	1,860,338	1,860,338
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.673% 7/2/2032 (d)(e)(i)	5,099,582	4,615,122
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (d)(e)(i)(l)	217,418	196,763
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 3/14/2031 (d)(e)(i)	6,150,825	6,148,734
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (d)(e)(i)	15,543,190	14,937,006
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2027 (d)(e)(i)	550,000	412,500
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.4285% 12/30/2026 (d)(e)(i)	2,626,004	2,540,659
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 8/3/2028 (d)(e)(i)	6,064,584	6,047,907
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9169% 9/3/2029 (d)(e)(i)	2,195,982	1,554,580
		165,561,346
Household Durables - 0.0%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 9/26/2031 (d)(e)(i)	793,592	792,798
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.91% 10/24/2031 (d)(e)(i)	4,354,059	4,366,294
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.023% 6/29/2028 (d)(e)(i)	3,944,310	3,649,394
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (d)(e)(i)	7,180,000	7,178,206
		15,986,692
Specialty Retail - 0.2%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5358% 11/5/2027 (d)(e)(i)	1,385,527	1,385,527
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6599% 10/16/2031 (d)(e)(i)	5,421,570	5,419,293
Empire Today LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 9.4285% 8/3/2029 (d)(i)	172,408	85,630
Empire Today LLC Tranche EXCH FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9285% 8/3/2029 (d)(e)(i)(k)	1,048,818	26,220
Empire Today LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 9.4285% 8/3/2029 (d)(i)	327,181	162,502
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9208% 6/9/2031 (d)(e)(i)	2,834,125	2,821,371
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.527% 6/6/2031 (d)(e)(i)	8,008,679	6,591,143
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.677% 6/6/2031 (d)(e)(i)	2,583,525	2,229,375
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 2/19/2033 (d)(e)(i)(m)	1,060,000	1,008,654
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% 4/28/2028 (d)(e)(i)(j)(k)	103,227	80,279
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (d)(e)(i)	3,025,000	3,007,455
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 9/29/2032 (d)(e)(i)	2,520,000	2,512,919
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2875% 10/20/2028 (d)(e)(i)	5,018,216	4,925,379
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.023% 10/20/2028 (d)(e)(i)	1,354,500	1,346,522
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 2/4/2033 (d)(e)(i)(m)	4,485,000	4,428,938
SGUS LLC 1LN, term loan 16.1597% 7/15/2026 (d)(i)	494,512	148,354
SGUS LLC Tranche FIRST OUT DIP FINAL 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.6597% 7/15/2026 (d)(e)(i)	1,346,128	1,238,438
SGUS LLC Tranche FIRST OUT DIP FINAL, term loan 14.677% 7/7/2026 (d)(i)	561,510	516,589
SGUS LLC Tranche THIRD OUT 1LN, term loan CME Term SOFR 1 month Index + 8%, 13.6597% 7/15/2026 (d)(e)(i)(k)	1,158,600	117,795
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.4136% 9/4/2029 (d)(e)(i)	12,110,360	10,808,496
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0375% 4/16/2028 (d)(e)(i)	3,877,583	3,865,951
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 1/30/2031 (d)(e)(i)	3,301,036	3,279,943
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 10/31/2029 (d)(e)(i)	5,918,145	5,842,925
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/10/2033 (d)(e)(i)(m)	2,160,000	2,134,361
		63,984,059
Textiles, Apparel & Luxury Goods - 0.0%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/26/2031 (d)(e)(i)	5,679,828	5,662,107
TOTAL CONSUMER DISCRETIONARY		365,477,231
Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 4/1/2032 (d)(e)(i)	2,118,025	2,128,086
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0219% 1/24/2029 (d)(e)(i)	3,966,121	2,420,563
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7719% 1/24/2030 (d)(e)(i)	1,126,228	237,138
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 1/24/2029 (d)(e)(i)	2,569,230	2,553,969
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 3/31/2028 (d)(e)(i)	10,989,845	10,978,086
		18,317,842
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4099% 2/5/2029 (d)(e)(i)	1,895,078	1,904,155
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (d)(e)(i)	5,741,125	5,626,303
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5219% 8/1/2029 (d)(e)(i)	5,911,811	4,640,772
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 1/31/2031 (d)(e)(i)(k)	1,473,612	1,083,105
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6719% 9/30/2030 (d)(e)(i)(k)	390,985	380,740
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8964% 4/1/2029 (d)(e)(i)	2,988,584	2,947,491
		16,582,566
Food Products - 0.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 12/23/2030 (d)(e)(i)	2,549,399	2,552,585
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 10/28/2032 (d)(e)(i)	4,235,000	4,245,588
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (d)(e)(i)(j)(k)	6,726,537	1
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (d)(e)(i)(j)(k)	1,139,735	0
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (d)(e)(i)(j)(k)	1,014,876	0
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 1%, 13.2597% 3/30/2026 (d)(e)(i)(k)	4,231,905	4,231,905
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.2643% 3/30/2026 (d)(e)(i)(k)	5,640,221	2,791,909
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 2/12/2031 (d)(e)(i)	4,233,407	4,101,113
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6692% 7/9/2032 (d)(e)(i)	4,514,863	4,537,437
		22,460,538
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5375% 5/17/2028 (d)(e)(i)	3,676,800	1,985,472
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2727% 2/23/2029 (d)(e)(i)	919,146	898,851
		2,884,323
TOTAL CONSUMER STAPLES		60,245,269
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.41% 7/9/2031 (d)(e)(i)	3,100,750	3,109,277
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.423% 12/31/2032 (d)(e)(i)	9,924,370	9,885,268
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.273% 11/19/2029 (d)(e)(i)	3,220,806	3,206,441
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 4/1/2030 (d)(e)(i)	2,203,811	2,214,830
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/30/2031 (d)(e)(i)	1,464,606	1,467,579
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (d)(e)(i)(j)	34,937,032	16,581,815
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9547% 2/28/2030 (d)(e)(i)	2,289,040	2,289,520
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 8/1/2029 (d)(e)(i)	1,405,118	1,405,469
Stonepeak Bayou Holdings LP 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 10/1/2032 (d)(e)(i)	2,035,000	1,947,251
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.898% 5/25/2029 (d)(e)(i)	2,941,477	2,932,888
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.898% 5/25/2029 (d)(e)(i)	367,932	367,932
TOTAL ENERGY		45,408,270
Financials - 0.5%
Capital Markets - 0.1%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 6/13/2031 (d)(e)(i)	4,825,365	4,607,741
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 10/31/2031 (d)(e)(i)	7,573,159	7,547,940
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 5/17/2031 (d)(e)(i)	2,680,440	2,649,320
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 9/15/2031 (d)(e)(i)	5,409,040	5,091,259
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1602% 9/5/2031 (d)(e)(i)	4,804,631	4,707,530
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4132% 2/3/2032 (d)(e)(i)	5,023,935	4,945,461
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6727% 12/15/2031 (d)(e)(i)	10,033,750	9,704,042
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 11/26/2031 (d)(e)(i)	2,709,525	2,635,013
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 12/1/2028 (d)(e)(i)	2,266,685	2,251,815
		44,140,121
Financial Services - 0.1%
ACNR Holdings Inc term loan 13% (d)(i)(k)(n)	564,772	561,948
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1608% 7/1/2032 (d)(e)(i)	3,300,000	3,139,125
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 11/5/2032 (d)(e)(i)	2,935,000	2,925,843
Dragon Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 9/30/2031 (d)(e)(i)	747,550	654,106
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (d)(e)(i)(j)(k)	160,254	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 9/22/2032 (d)(e)(i)	3,350,000	3,137,275
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 8.6597% 1/9/2027 (d)(e)(i)(k)	3,063,925	2,987,326
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7007% 4/16/2029 (d)(e)(i)	1,946,535	1,941,668
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 11/17/2031 (d)(e)(i)	6,082,485	5,917,102
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 7/31/2031 (d)(e)(i)	7,363,613	6,891,900
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 7/31/2031 (d)(e)(i)	1,461,338	1,394,847
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.423% 2/16/2032 (d)(e)(i)	1,875,000	1,821,094
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1497% 10/8/2032 (d)(e)(i)	2,020,000	1,981,499
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 7/30/2032 (d)(e)(i)	1,989,547	1,940,643
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.418% 2/20/2030 (d)(e)(i)	2,746,840	2,751,427
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6517% 7/6/2032 (d)(e)(i)	683,288	682,433
TKO Worldwide Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.664% 11/21/2031 (d)(e)(i)	2,900,574	2,901,183
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 6/24/2031 (d)(e)(i)	2,796,505	2,768,037
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 6/24/2031 (d)(e)(i)	1,825,522	1,807,504
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 2/20/2032 (d)(e)(i)(m)	2,195,000	2,189,513
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (d)(e)(i)	13,482,761	13,449,055
		61,843,528
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 6/21/2032 (d)(e)(i)	7,464,750	7,234,612
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 11/6/2030 (d)(e)(i)	24,508,735	23,693,819
Alera Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 5/28/2032 (d)(e)(i)	5,037,375	4,784,801
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 9/19/2031 (d)(e)(i)	1,080,000	1,053,745
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 1/30/2032 (d)(e)(i)	4,222,215	4,173,280
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 12/29/2031 (d)(e)(i)	2,424,199	2,344,540
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.923% 9/19/2030 (d)(e)(i)	15,791,912	15,744,536
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.923% 9/19/2030 (d)(e)(i)	4,218,800	4,205,089
Asurion LLC Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.427% 2/23/2033 (d)(e)(i)	16,523,847	16,220,965
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0375% 1/20/2029 (d)(e)(i)	4,753,065	4,750,119
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 5/6/2031 (d)(e)(i)	6,401,371	6,271,743
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9197% 6/20/2030 (d)(e)(i)	11,570,061	11,430,295
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 9/15/2031 (d)(e)(i)	3,580,568	3,571,616
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 9/29/2030 (d)(e)(i)	1,368,710	1,360,155
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 11/21/2029 (d)(e)(i)	5,975,653	5,945,775
		112,785,090
TOTAL FINANCIALS		218,768,739
Health Care - 0.4%
Biotechnology - 0.0%
Alkermes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 8/12/2031 (d)(e)(i)	1,390,000	1,386,524
BioMarin Pharmaceutical Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 1/28/2033 (d)(e)(i)(m)	2,450,000	2,444,904
		3,831,428
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 1/15/2031 (d)(e)(i)	5,009,825	5,007,320
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 3/30/2029 (d)(e)(i)	2,775,656	2,775,933
Hopper Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 1/14/2033 (d)(e)(i)(m)	8,915,000	8,803,563
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 8/1/2031 (d)(e)(i)	7,041,074	7,092,122
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.423% 10/23/2028 (d)(e)(i)	3,118,340	3,121,708
QuidelOrtho Corp Tranche A 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 8/21/2030 (d)(e)(i)(m)	1,681,897	1,599,904
QuidelOrtho Corp Tranche A-DD 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 8/21/2030 (d)(e)(i)(m)	148,103	140,883
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 8/23/2032 (d)(e)(i)	6,254,325	6,246,508
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/30/2031 (d)(e)(i)	2,255,245	2,253,846
		37,041,787
Health Care Providers & Services - 0.1%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0668% 2/15/2029 (d)(e)(i)	2,470,204	1,271,735
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.423% 9/17/2032 (d)(e)(i)	1,276,800	1,271,131
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (d)(e)(i)(k)	1,348,558	1,051,876
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9105% 2/11/2028 (d)(e)(i)	3,399,473	3,249,522
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 5/9/2031 (d)(e)(i)	4,281,709	4,289,073
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 2/6/2033 (d)(e)(i)	2,118,988	2,114,580
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1697% 10/1/2032 (d)(e)(i)	2,370,000	2,368,175
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.673% 9/24/2031 (d)(e)(i)	5,686,872	4,906,690
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 10/23/2031 (d)(e)(i)	1,719,006	1,722,582
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 5.6637% 10/23/2031 (d)(e)(i)(l)	222,508	222,970
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 8/25/2032 (d)(e)(i)	1,652,697	1,647,624
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 7/3/2028 (d)(e)(i)	1,745,199	1,740,522
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 7/3/2028 (d)(e)(i)	434,817	433,652
Lumexa Imaging Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7047% 12/17/2032 (d)(e)(i)	970,000	971,213
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 4/15/2031 (d)(e)(i)	3,661,358	3,655,976
ModivCare Inc Tranche EXIT 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6898% 12/29/2030 (d)(e)(i)	682,888	628,256
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.673% 12/12/2030 (d)(e)(i)	5,159,000	5,060,670
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.673% 12/12/2030 (d)(e)(i)	1,255,000	1,231,080
National Mentor Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 6%, 1% 12/12/2030 (d)(e)(i)(l)	2,211,000	2,168,858
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 2/21/2031 (d)(e)(i)	2,608,703	2,603,303
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1764% 12/4/2031 (d)(e)(i)	7,278,845	7,260,211
Team Public Choices LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 1/31/2033 (d)(e)(i)(m)	1,905,000	1,782,756
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1668% 12/30/2032 (d)(e)(i)	1,280,921	1,282,202
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/30/2032 (d)(e)(i)(l)(m)	194,079	194,273
		53,128,930
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 2/15/2029 (d)(e)(i)	11,442,554	11,127,885
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (i)	1,300,000	1,186,250
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4213% 3/26/2032 (d)(e)(i)	1,930,300	1,705,304
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4213% 5/1/2031 (d)(e)(i)	6,549,878	5,790,485
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 9/28/2029 (d)(e)(i)	3,993,863	3,758,224
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 11/26/2031 (d)(e)(i)	7,146,677	6,735,743
		30,303,891
Life Sciences Tools & Services - 0.0%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 12/12/2031 (d)(e)(i)	8,013,667	7,913,496
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 10/8/2030 (d)(e)(i)	24,444,497	23,779,118
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 8/2/2032 (d)(e)(i)	3,241,875	3,240,513
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4213% 10/31/2032 (d)(e)(i)	1,380,000	1,379,710
Endo Finance Holdings LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.423% 4/23/2031 (d)(e)(i)	4,267,580	4,268,646
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 5/5/2028 (d)(e)(i)	4,871,033	4,883,893
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 5/19/2031 (d)(e)(i)	4,213,007	4,062,940
		41,614,820
TOTAL HEALTH CARE		173,834,352
Industrials - 0.8%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 10/31/2030 (d)(e)(i)	1,635,411	1,634,822
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 1/27/2032 (d)(e)(i)	2,123,117	2,114,709
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.173% 2/26/2032 (d)(e)(i)	6,523,683	6,511,875
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 2.007% 2/26/2032 (d)(e)(i)(l)	618,238	617,119
Karman Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 4/1/2032 (d)(e)(i)	1,400,000	1,401,750
OneSky Flight LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4097% 2/4/2033 (d)(e)(i)	3,210,000	3,197,963
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.423% 12/11/2031 (d)(e)(i)	3,526,758	3,523,832
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (d)(e)(i)(l)	171,923	171,780
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 8/19/2032 (d)(e)(i)	438,900	438,645
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.923% 3/22/2030 (d)(e)(i)	16,007,281	15,988,553
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.173% 1/19/2032 (d)(e)(i)	852,583	851,910
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1596% 2/13/2033 (d)(e)(i)	1,990,000	1,991,512
		38,444,470
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 10/31/2031 (d)(e)(i)	2,716,746	2,723,538
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 10/31/2031 (d)(e)(i)	1,033,364	1,035,947
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.523% 11/23/2028 (d)(e)(i)	2,511,951	2,474,674
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.023% 11/23/2029 (d)(e)(i)(k)	1,525,000	1,525,000
STG Distribution LLC 1LN, term loan 8% 7/13/2026 (d)(i)(k)	1,026,169	1,026,169
STG Distribution LLC Tranche DIP FLFO ROLLUP 1LN, term loan 8% 7/13/2026 (d)(i)(k)	386,766	386,766
STG Distribution LLC Tranche DIP FLSO ROLLUP 1LN, term loan CME Term SOFR 3 month Index + 0%, 8% 7/13/2026 (d)(e)(i)(k)	30,785	30,785
STG Distribution LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 0% 10/3/2029 (d)(e)(i)(j)(k)	426,750	426,750
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 0% 10/3/2029 (d)(e)(i)(j)(k)	1,698,151	15,283
STG Distribution LLC Tranche NEW MONEY DIP 1LN, term loan 8% 7/13/2026 (d)(i)(k)	427,706	427,706
		10,072,618
Building Products - 0.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 1/3/2029 (d)(e)(i)	3,629,370	3,635,359
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 5/14/2029 (d)(e)(i)	1,068,322	1,069,924
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 9/8/2032 (d)(e)(i)	3,349,789	3,336,088
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.2847% 8/1/2028 (d)(e)(i)	1,025,357	738,257
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0097% 4/12/2028 (d)(e)(i)	12,465,856	9,104,563
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1597% 5/15/2031 (d)(e)(i)	1,508,687	971,217
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 5.9227% 5/31/2030 (d)(e)(i)	661,675	658,605
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1219% 8/4/2031 (d)(e)(i)	2,821,459	2,808,170
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 1/24/2029 (d)(e)(i)	2,625,390	2,631,954
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.6719% 2/20/2032 (d)(e)(i)	5,260,620	5,199,228
		30,153,365
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 12/21/2028 (d)(e)(i)	16,167,384	16,106,757
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 8/20/2032 (d)(e)(i)	15,206,888	15,197,459
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (d)(e)(i)	5,841,795	4,766,554
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 5/31/2028 (d)(e)(i)	3,088,856	3,095,621
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (d)(e)(i)	14,315,831	12,204,246
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.273% 5/3/2029 (d)(e)(i)	4,017,380	2,780,027
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.6898% 2/9/2031 (d)(e)(i)	1,181,013	1,182,489
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.671% 9/4/2030 (d)(e)(i)	29,635,744	22,893,612
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (d)(e)(i)(k)	5,383,836	5,489,252
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6599% 2/9/2033 (d)(e)(i)	9,275,000	8,911,698
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.423% 10/21/2028 (d)(e)(i)	3,441,829	3,443,997
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2728% 3/3/2032 (d)(e)(i)	4,897,725	4,899,782
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6653% 9/6/2032 (d)(e)(i)	1,480,000	1,488,022
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9219% 11/1/2031 (d)(e)(i)	3,806,099	3,809,258
Jupiter Buyer Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 4.25% 11/1/2031 (d)(e)(i)(l)	347,149	347,437
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3776% 11/8/2032 (d)(e)(i)	3,790,742	3,795,973
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.1276% 6/21/2028 (d)(e)(i)	4,107,385	4,108,165
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (d)(e)(i)	21,000,000	19,745,250
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4547% 12/31/2032 (d)(e)(i)	4,682,117	4,665,214
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1399% 10/8/2032 (d)(e)(i)	890,000	888,336
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7875% 12/10/2026 (d)(e)(i)	2,027,107	2,024,573
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 9/10/2032 (d)(e)(i)	2,140,000	2,150,700
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.0375% 10/19/2030 (d)(e)(i)	1,842,754	1,658,479
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7875% 4/19/2030 (d)(e)(i)	1,921,215	1,897,200
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 11/2/2029 (d)(e)(i)	4,290,171	4,233,327
		151,783,428
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9108% 3/27/2031 (d)(e)(i)	2,168,099	2,170,028
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 11/3/2031 (d)(e)(i)	2,776,950	2,787,364
Dycom Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4201% 1/27/2033 (d)(e)(i)	2,020,000	2,027,575
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1668% 2/16/2028 (d)(e)(i)	1,345,896	1,348,843
		8,333,810
Electrical Equipment - 0.0%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4213% 8/12/2032 (d)(e)(i)	4,801,764	4,801,764
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 7/16/2032 (d)(e)(i)	2,129,300	2,087,608
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 4/10/2031 (d)(e)(i)	3,772,250	3,765,875
		5,853,483
Machinery - 0.1%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.41% 1/2/2033 (d)(e)(i)	1,315,000	1,321,102
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1219% 8/30/2032 (d)(e)(i)	1,925,175	1,931,201
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (d)(e)(i)	3,080,000	3,083,850
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1608% 3/15/2030 (d)(e)(i)	3,353,205	3,352,166
Columbus McKinnon Corp/NY Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1602% 2/3/2033 (d)(e)(i)	4,395,000	4,378,519
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1713% 9/28/2028 (d)(e)(i)	2,323,506	2,275,943
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6711% 10/10/2031 (d)(e)(i)	1,927,076	1,930,294
Indicor LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.173% 11/22/2029 (d)(e)(i)	3,148,694	3,141,263
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 1/2/2032 (d)(e)(i)	1,181,075	1,181,075
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.773% 3/25/2031 (d)(e)(i)	7,587,607	7,574,328
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 16.6724% 12/3/2026 (d)(e)(i)(k)	1,224,876	734,925
		30,904,666
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9176% 4/20/2028 (d)(e)(i)	4,678,242	4,668,184
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4176% 5/28/2032 (d)(e)(i)	1,975,075	1,974,463
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.258% 6/4/2029 (d)(e)(i)	2,151,100	2,147,077
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4264% 2/24/2031 (d)(e)(i)	3,500,045	3,497,140
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4108% 4/1/2031 (d)(e)(i)	3,923,700	3,926,172
		16,213,036
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 8/12/2032 (d)(e)(i)	3,993,757	3,930,536
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 9/29/2031 (d)(e)(i)	6,657,784	6,632,818
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 10/30/2031 (d)(e)(i)	1,960,200	1,957,750
CACI International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 2/26/2033 (d)(e)(i)(m)	980,000	978,775
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 12/29/2028 (d)(e)(i)	5,933,013	2,536,363
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4169% 9/29/2028 (d)(e)(i)	3,078,135	3,073,087
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 5/30/2031 (d)(e)(i)	1,103,200	1,103,662
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 7/31/2031 (d)(e)(i)	8,816,458	8,521,107
		28,734,098
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6731% 4/8/2030 (d)(e)(i)	3,876,962	3,861,803
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4099% 8/6/2030 (d)(e)(i)	1,782,133	1,785,483
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 2.75% 8/6/2030 (d)(e)(i)(l)	87,867	88,033
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9219% 1/2/2029 (d)(e)(i)	843,178	852,664
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.4336% 8/10/2029 (d)(e)(i)	2,172,892	1,650,724
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 7.6719% 1/2/2029 (d)(e)(i)	196,188	149,789
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 12.4336% 8/10/2029 (d)(e)(i)	388,467	112,100
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 7/26/2028 (d)(e)(i)	2,638,256	2,629,101
		11,129,697
TOTAL INDUSTRIALS		336,424,435
Information Technology - 0.8%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4172% 10/24/2030 (d)(e)(i)	1,089,469	1,092,193
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 7/2/2029 (d)(e)(i)	2,323,121	2,323,121
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 7/9/2032 (d)(e)(i)	4,867,430	4,858,328
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.173% 7/29/2033 (d)(e)(i)	760,000	753,350
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 5/30/2031 (d)(e)(i)	4,639,891	4,470,396
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 11/9/2029 (d)(e)(i)	2,397,125	2,317,923
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.923% 8/18/2031 (d)(e)(i)	4,168,830	4,167,537
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 3/17/2032 (d)(e)(i)	2,049,713	2,049,713
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1608% 10/1/2032 (d)(e)(i)	2,723,175	2,724,319
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 1.25%, 1.25% 10/1/2032 (d)(e)(i)(l)	525,000	525,220
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 12/16/2032 (d)(e)(i)(l)	306,800	306,910
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2063% 12/16/2032 (d)(e)(i)	2,053,200	2,053,940
Resilience Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/21/2033 (d)(e)(i)(m)	3,175,000	3,167,063
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9227% 10/24/2031 (d)(e)(i)	2,578,950	2,574,127
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9213% 5/30/2030 (d)(e)(i)	1,794,880	1,801,611
		34,093,558
IT Services - 0.2%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.1719% 2/3/2031 (d)(e)(i)	3,064,151	2,977,007
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4338% 2/12/2029 (d)(e)(i)	290,000	236,263
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (d)(e)(i)	7,357,070	6,350,108
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (d)(i)	941,450	771,988
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.923% 10/31/2030 (d)(e)(i)	3,106,732	2,997,997
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.673% 3/21/2033 (d)(e)(i)	4,415,000	3,561,448
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 3/22/2032 (d)(e)(i)	9,644,199	8,700,418
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 6/17/2031 (d)(e)(i)(m)	840,000	772,279
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 6/17/2031 (d)(e)(i)	5,515,648	5,070,976
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 11.5227% 2/1/2029 (d)(e)(i)	1,615,000	1,195,100
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5168% 2/1/2028 (d)(e)(i)	16,019,427	13,671,620
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 6/20/2031 (d)(e)(i)	3,564,000	3,552,132
X Corp 1LN, term loan 9.5% 10/26/2029 (i)	18,755,000	19,664,618
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (d)(e)(i)	14,403,046	14,433,004
		83,954,958
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4211% 2/4/2033 (d)(e)(i)	1,635,000	1,637,453
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6975% 11/1/2032 (d)(e)(i)	4,645,000	4,658,052
		6,295,505
Software - 0.5%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 2/24/2031 (d)(e)(i)	5,340,479	5,226,246
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 12/11/2028 (d)(e)(i)	8,963,509	8,515,334
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 7/6/2029 (d)(e)(i)	2,979,912	1,862,445
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 8/13/2032 (d)(e)(i)	6,636,650	6,142,219
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 3/21/2031 (d)(e)(i)	7,415,287	6,870,264
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.8981% 10/9/2031 (d)(e)(i)	7,229,918	6,850,348
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.8981% 10/9/2032 (d)(e)(i)	1,630,000	1,498,589
Dayforce Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6608% 2/4/2033 (d)(e)(i)	11,575,000	10,640,782
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.673% 2/19/2029 (d)(e)(i)	2,493,409	1,998,891
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6727% 8/6/2032 (d)(e)(i)	2,114,700	2,056,546
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9219% 4/2/2029 (d)(e)(i)(k)	5,306,400	5,169,808
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 10/9/2029 (d)(e)(i)	5,271,061	5,088,472
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2872% 11/6/2028 (d)(e)(i)	485,340	248,494
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/30/2031 (d)(e)(i)	4,332,587	4,195,980
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 4/16/2032 (d)(e)(i)	731,325	708,931
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 9/12/2029 (d)(e)(i)	7,801,806	7,587,257
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 1/30/2032 (d)(e)(i)	2,443,584	2,241,988
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4168% 7/26/2032 (d)(e)(i)	5,800,000	4,988,000
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.923% 12/31/2031 (d)(e)(i)	10,221,827	6,925,288
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.923% 5/3/2028 (d)(e)(i)	11,067,190	8,955,238
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.923% 2/23/2029 (d)(e)(i)	2,390,000	1,709,591
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9168% 7/1/2031 (d)(e)(i)	10,057,717	8,832,787
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9213% 7/31/2026 (d)(e)(i)	3,466,883	2,005,002
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4096% 11/15/2032 (d)(e)(i)	2,455,000	2,396,694
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6785% 6/2/2028 (d)(e)(i)	21,546,157	18,298,936
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.7727% 6/4/2029 (d)(e)(i)	1,655,000	1,241,250
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6719% 5/9/2033 (d)(e)(i)	2,785,000	2,074,825
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 10/26/2030 (d)(e)(i)	3,149,102	2,554,709
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 7/16/2031 (d)(e)(i)	3,216,816	3,059,996
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (d)(e)(i)	8,449,933	8,076,277
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5285% 5/15/2028 (d)(e)(i)	5,978,303	2,446,142
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0285% 5/15/2028 (d)(e)(i)	1,393,005	1,382,558
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 4/24/2028 (d)(e)(i)	1,498,675	1,395,371
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9336% 4/24/2028 (d)(e)(i)	2,695,538	2,484,397
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.673% 9/8/2032 (d)(e)(i)	7,480,000	7,232,262
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6668% 4/5/2030 (d)(e)(i)	8,795,009	6,569,872
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1676% 12/19/2030 (d)(e)(i)	2,365,000	2,199,450
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 8/13/2029 (d)(e)(i)	1,329,619	1,194,171
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 5/9/2031 (d)(e)(i)	5,942,880	5,887,551
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1668% 2/10/2031 (d)(e)(i)	18,458,582	17,434,131
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9168% 4/14/2031 (d)(e)(i)	5,205,595	5,027,719
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (i)	1,200,534	1,359,352
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (d)(e)(i)	8,176,706	8,470,168
		211,104,331
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 2/20/2032 (d)(e)(i)(m)	325,349	325,349
TOTAL INFORMATION TECHNOLOGY		336,865,894
Materials - 0.4%
Chemicals - 0.3%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 8.4227% 11/24/2027 (d)(e)(i)(k)	1,746,000	1,671,795
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5227% 11/24/2028 (d)(e)(i)	1,310,000	1,172,450
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7727% 11/24/2027 (d)(e)(i)	3,225,359	3,088,281
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (d)(i)(l)	93,898	94,075
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7875% 6/9/2028 (d)(e)(i)	739,513	664,637
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 10.7875% 6/12/2028 (d)(e)(i)	357,166	357,838
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.273% 9/30/2028 (d)(e)(i)	6,396,838	6,374,641
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9219% 12/14/2029 (d)(e)(i)	4,078,967	3,630,281
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/23/2031 (d)(e)(i)	3,851,100	3,689,854
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 10/15/2032 (d)(e)(i)	6,320,000	6,297,880
CompoSecure Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9097% 1/14/2033 (d)(e)(i)	4,320,000	4,293,000
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6713% 10/28/2032 (d)(e)(i)	2,065,000	2,071,876
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6641% 11/1/2030 (d)(e)(i)	2,869,083	2,867,877
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (d)(e)(i)	14,479,761	14,184,810
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (d)(e)(i)	13,020,727	11,597,692
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.677% 3/15/2029 (d)(e)(i)	12,176,295	11,930,577
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2105% 3/15/2030 (d)(e)(i)	1,368,088	1,283,718
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (d)(e)(i)	9,871,377	9,731,499
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5218% 1/31/2029 (d)(e)(i)	2,678,083	2,670,558
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4168% 10/29/2032 (d)(e)(i)	2,145,000	2,150,363
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.3856% 12/16/2031 (d)(e)(i)	2,198,570	1,963,147
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1724% 9/30/2031 (d)(e)(i)	4,022,695	3,127,646
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.173% 9/30/2031 (d)(e)(i)	1,799,588	1,799,588
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (d)(e)(i)(l)	187,280	187,280
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/9/2032 (d)(e)(i)	2,758,088	2,753,481
		99,654,844
Construction Materials - 0.0%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 2/10/2032 (d)(e)(i)	7,674,873	7,667,045
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.673% 4/2/2029 (d)(e)(i)	1,619,046	1,620,390
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.673% 10/15/2032 (d)(e)(i)	3,247,978	3,257,462
		12,544,897
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 3/3/2031 (d)(e)(i)	5,729,666	5,473,894
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.912% 6/9/2031 (d)(e)(i)	7,679,593	7,633,515
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1898% 12/29/2032 (d)(e)(i)	13,808,000	13,678,619
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1708% 11/29/2030 (d)(e)(i)	3,978,260	3,973,287
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.848% 4/13/2029 (d)(e)(i)	13,962,355	13,836,974
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.923% 4/1/2032 (d)(e)(i)	8,140,888	8,050,768
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 1/26/2033 (d)(e)(i)	2,330,000	2,324,292
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.173% 5/1/2031 (d)(e)(i)	2,729,175	2,722,352
Proampac PG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 2/18/2033 (d)(e)(i)(m)	3,315,000	3,269,419
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.173% 4/21/2031 (d)(e)(i)	1,142,844	1,146,775
		62,109,895
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1764% 8/23/2032 (d)(e)(i)	2,895,450	2,890,615
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 5/23/2031 (d)(e)(i)	2,543,640	2,546,284
TOTAL MATERIALS		179,746,535
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1727% 8/21/2030 (d)(e)(i)	2,372,576	2,372,576
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5203% 4/16/2031 (d)(e)(i)	4,757,085	4,765,267
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 12/20/2030 (d)(e)(i)	4,429,295	4,437,312
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6713% 1/27/2031 (d)(e)(i)	7,516,576	7,491,772
		16,694,351
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 9/30/2031 (d)(e)(i)	3,734,678	3,719,515
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.423% 7/31/2030 (d)(e)(i)	3,175,000	3,177,731
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.923% 2/26/2032 (d)(e)(i)	2,241,727	2,235,428
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 6/4/2032 (d)(e)(i)	5,876,682	5,871,804
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4615% 6/4/2032 (d)(e)(i)(l)	748,686	748,064
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.173% 3/29/2030 (d)(e)(i)	6,114,321	6,137,250
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 11/25/2032 (d)(e)(i)	3,150,000	3,155,513
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1525% 12/15/2031 (d)(e)(i)	1,366,200	1,368,590
		26,413,895
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0375% 6/23/2028 (d)(e)(i)	3,014,365	2,912,630
TOTAL UTILITIES		46,020,876
TOTAL UNITED STATES		1,871,544,301
TOTAL BANK LOAN OBLIGATIONS (Cost $2,146,970,601)		2,042,264,290

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (d)(e)	8,844,000	9,224,004
Keybank National Association 6.95% 2/1/2028	1,259,000	1,320,927
Regions Banks 6.45% 6/26/2037	15,683,000	17,194,245

TOTAL UNITED STATES		27,739,176
TOTAL BANK NOTES (Cost $25,774,148)		27,739,176

Collateralized Mortgage Obligations - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (p)	8,848,663	7,990,188
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (p)	2,400,000	2,400,000
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (d)(p)	5,008,288	5,062,813
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (p)	10,126,690	10,241,877
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (d)(p)	6,147,801	6,091,503
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (d)(p)	3,220,572	3,212,704
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (d)(p)	3,883,554	3,822,892
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (p)	12,359,959	12,165,607
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (p)	18,770,854	18,720,782
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (d)(e)(k)(p)	153,098	15
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.3031% 5/27/2037 (d)(e)(p)	165,851	165,244
CSMC Trust Series 2021-RPL7 Class A1, 4.2168% 7/27/2061 (d)(p)	3,981,352	3,979,431
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	12,873	13,061
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	15,703	15,840
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	19,326	19,686
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	14,508	14,769
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	20,533	20,928
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	8,383	8,508
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	3,442	3,567
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	11,938	12,440
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5817% 2/25/2032 (d)(e)	2,385	2,398
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7727% 3/18/2032 (d)(e)	4,377	4,422
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 4/25/2032 (d)(e)	4,562	4,603
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 10/25/2032 (d)(e)	5,469	5,523
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.5317% 1/25/2032 (d)(e)	2,164	2,171
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7683% 11/25/2032 (d)(t)	3,109	66
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 12/25/2033 (d)(t)	99,292	12,291
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 3/25/2033 (d)(t)	5,340	564
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (u)	12,394	10,929
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9383% 6/25/2035 (d)(t)	115,633	7,950
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	371,429	386,857
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.7176% 8/25/2035 (d)(e)	2,167	2,312
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	323,662	328,906
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	47,517	49,053
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.8983% 11/25/2036 (d)(t)	72,573	6,297
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8583% 12/25/2036 (d)(t)	41,892	4,281
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (u)	53,274	48,553
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (u)	93,888	82,600
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (u)	10,702	9,078
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6583% 5/25/2037 (d)(t)	26,777	2,556
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 17.9299% 6/25/2037 (d)(e)	18,722	25,614
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 16.9099% 7/25/2037 (d)(e)	28,647	38,726
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 16.9099% 7/25/2037 (d)(e)	3,848	4,435
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	1,003,131	972,610
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	1,368,315	1,358,727
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	108,132	112,364
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	599,615	599,055
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (t)	143,303	2,093
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	435,959	432,818
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	692,759	651,997
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	958,216	909,929
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (t)	102	0
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2683% 1/25/2044 (d)(t)	184,692	21,437
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (t)	826,187	114,331
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	778,236	753,882
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	610,695	608,325
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	8,238,338	7,358,212
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	679,882	676,695
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	212,466	211,352
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (t)	524,707	68,372
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	12,362,039	10,859,313
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	6,653,611	6,179,608
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	2,890,160	2,639,888
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	4,056,301	3,705,147
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,560,237	2,239,883
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,720,798	2,380,354
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	2,312,063	2,020,396
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	2,248,910	2,055,418
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	9,963,043	9,076,505
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	6,583,216	6,037,403
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	23,677,751	21,643,127
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	3,537,751	3,218,371
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	2,093,474	1,993,305
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	2,841,478	2,691,435
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	2,560,169	2,392,426
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	2,172,284	2,095,874
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	3,926,898	3,742,529
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	3,236,542	3,119,034
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	3,516,364	3,397,043
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	1,256,359	1,182,052
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	3,502,416	3,483,639
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	9,449,977	8,684,529
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	24,341,093	22,284,340
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	7,615,155	7,556,768
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,568,162	2,341,777
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	2,808,901	2,594,749
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	1,581,060	1,572,628
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	3,299,775	2,930,372
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	8,294,653	7,644,094
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 8/25/2052 (d)(e)	9,169,370	9,140,269
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 9/25/2052 (d)(e)	19,458,019	19,396,265
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (d)(e)	6,393,125	6,370,629
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4672% 10/25/2052 (d)(e)	22,751,162	22,678,899
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	5,796,968	5,767,729
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,959,167	2,818,241
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	9,442,126	8,799,983
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	7,450,931	6,397,654
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (d)(e)	6,063,234	6,136,473
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 11/25/2053 (d)(e)	16,486,871	16,687,924
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1672% 11/25/2053 (d)(e)	2,329,944	2,357,906
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1972% 7/25/2054 (d)(e)	2,798,592	2,835,740
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 12/25/2054 (d)(e)	19,279,824	19,421,153
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 12/25/2054 (d)(e)	6,144,986	6,180,159
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	1,184	1,200
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (u)	30,820	26,760
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (u)	49,818	43,134
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (t)	383,687	11,377
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	3,902,589	3,679,322
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	2,009,377	1,883,332
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (d)(e)	8,687,380	8,758,172
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 3/25/2055 (d)(e)	13,342,405	13,471,369
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2054 (d)(e)	4,700,868	4,734,306
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (d)(e)	6,173,926	6,239,455
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2054 (d)(e)	7,143,542	7,217,083
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (d)(e)	10,511,797	10,611,097
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (d)(e)	4,778,151	4,817,845
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	2,816,789	2,785,034
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	6,577,739	6,352,608
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	5,186,748	5,221,798
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	3,098,647	2,950,296
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (t)	23,770	3,076
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (t)	22,458	2,988
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (d)(t)	14,853	2,477
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (d)(t)	9,086	1,278
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (t)	14,201	2,243
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (d)(t)	8,375	1,403
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (t)	98,192	14,896
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	3,940	4,003
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	15,098	15,347
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	1,211,674	1,212,752
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,155,275	1,971,536
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	2,017,570	1,834,059
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,201,241	2,015,495
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	2,870,835	2,530,417
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	7,472	7,630
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	57,736	58,744
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	3,060	3,113
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	8,077	8,235
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	15,888	16,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	9,449	9,651
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	5,055	5,134
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	6,128	6,255
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	64,911	67,486
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5727% 1/15/2032 (d)(e)	1,905	1,915
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 3/15/2032 (d)(e)	2,578	2,596
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7727% 3/15/2032 (d)(e)	2,495	2,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 6/15/2031 (d)(e)	3,656	3,679
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 3/15/2032 (d)(e)	1,342	1,350
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	16,747	17,389
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	25,721	26,400
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	44,690	46,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	446,704	459,972
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	21,637	22,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	650,405	664,262
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	205,873	214,876
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	403,152	409,645
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	107,146	110,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8273% 2/15/2036 (d)(t)	33,737	3,204
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (u)	114,812	97,069
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (u)	16,097	14,458
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (u)	62,769	53,779
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (u)	72,836	62,628
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	111,904	117,668
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	496,974	511,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.8873% 11/15/2036 (d)(t)	142,742	13,526
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	30,732	31,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8073% 6/15/2037 (d)(t)	105,552	10,773
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0227% 5/15/2037 (d)(e)	121,021	119,685
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	51,992	53,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	524,975	539,276
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	76,075	76,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4026 Class MQ, 4% 4/15/2042	98,151	98,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	752,922	716,976
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (t)	259,696	15,838
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (t)	12	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (t)	235,527	5,719
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	192,581	192,284
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	83,905	83,759
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	339,972	339,364
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	1,132,951	1,106,420
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	1,843,629	1,821,715
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	853,983	801,976
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	894,918	893,216
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,436,407	2,026,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	2,074,169	1,982,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	1,543,446	1,346,430
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	5,225,045	4,656,167
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	3,932,000	3,127,385
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	1,619,213	1,488,526
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	5,728,549	5,283,958
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	5,569,575	5,096,163
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	1,744,059	1,526,396
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	5,839,267	5,385,882
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	2,289,920	2,013,506
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	2,253,960	1,966,018
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	5,808,417	5,290,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,187,078	1,987,641
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	12,784,422	11,498,527
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	6,062,794	5,531,054
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	5,063,458	4,614,037
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,516,963	2,339,756
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	17,194,832	15,754,484
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,690,155	1,538,457
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	3,498,722	3,184,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,580,512	1,467,800
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	2,938,244	2,673,759
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,980,127	2,678,047
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	2,938,259	2,673,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,198,526	1,113,793
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	5,267,789	4,912,333
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	2,121,257	1,920,612
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	6,871,328	6,564,696
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	1,575,832	1,497,134
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	6,568,947	6,254,490
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,284,535	1,195,011
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	2,321,735	2,174,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	2,220,020	2,158,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	4,853,617	4,660,137
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	2,974,680	2,897,597
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	4,297,459	4,155,136
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	2,277,249	2,309,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	6,013,736	5,999,911
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3372% 8/25/2052 (d)(e)	3,692,792	3,665,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3672% 9/25/2052 (d)(e)	3,976,577	3,928,567
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	5,068,710	5,092,702
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 8/25/2053 (d)(e)	8,937,223	8,998,179
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 10/25/2053 (d)(e)	6,921,376	7,022,511
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (d)(e)	6,297,913	6,356,007
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6672% 10/25/2054 (d)(e)	4,612,999	4,631,826
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (d)(e)	11,712,250	11,796,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (d)(e)	3,932,353	3,953,211
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2054 (d)(e)	7,195,547	7,253,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (d)(e)	19,877,065	20,043,895
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.0172% 3/25/2055 (d)(e)	13,570,070	13,677,711
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 4/25/2055 (d)(e)	8,056,544	8,102,127
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	17,306	17,638
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,617	1,647
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	2,642	2,686
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (u)	35,533	30,135
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1159% 5/20/2060 (d)(e)(s)	83,296	83,137
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0969% 8/20/2060 (d)(e)(s)	32,942	32,836
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1769% 12/20/2060 (d)(e)(s)	117,653	116,803
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 12/20/2060 (d)(e)(s)	81,883	81,902
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 2/20/2061 (d)(e)(s)	91,457	91,478
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2869% 2/20/2061 (d)(e)(s)	113,164	113,173
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 4/20/2061 (d)(e)(s)	73,609	73,630
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (d)(e)(s)	94,342	94,366
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (d)(e)(s)	81,907	81,924
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3269% 6/20/2061 (d)(e)(s)	81,630	81,684
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 10/20/2061 (d)(e)(s)	167,707	168,023
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 11/20/2061 (d)(e)(s)	93,872	94,112
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 1/20/2062 (d)(e)(s)	60,461	60,634
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 1/20/2062 (d)(e)(s)	126,966	127,242
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 3/20/2062 (d)(e)(s)	74,363	74,473
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4469% 5/20/2061 (d)(e)(s)	657	658
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.3169% 10/20/2062 (d)(e)(s)	50,955	50,985
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.1569% 3/20/2063 (d)(e)(s)	97,246	97,045
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 1/20/2064 (d)(e)(s)	53,261	53,361
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 12/20/2063 (d)(e)(s)	121,938	122,134
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 6/20/2064 (d)(e)(s)	312,946	313,025
Ginnie Mae Mortgage pass-thru certificates Series 2014-H20 Class BF, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 9/20/2064 (d)(e)(s)	1,292,479	1,292,793
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (s)	4,354	4,135
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1969% 12/20/2062 (d)(e)(s)	20,674	20,640
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	1,188,286	1,113,637
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.83% 8/20/2066 (d)(e)(s)	361,262	360,864
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	163,208	166,569
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7259% 5/16/2034 (d)(t)	32,373	1,889
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4259% 8/17/2034 (d)(t)	33,772	3,358
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.5552% 6/16/2037 (d)(e)	1,463	1,681
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9159% 6/16/2037 (d)(t)	61,614	5,550
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	4,619,612	4,599,753
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	2,064,939	2,055,506
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	457,398	455,302
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3359% 3/20/2060 (d)(e)(s)	201,900	202,095
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (t)	10,657	289
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3183% 7/20/2041 (d)(t)	176,851	18,788
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	504,937	500,531
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	2,458,539	2,326,314
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	948,952	898,747
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,602,047	1,503,085
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,290,883	1,221,284
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	822,100	783,328
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	4,038,686	3,753,882
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	2,301,980	2,179,547
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.1817% 1/20/2049 (d)(e)	2,641,400	2,638,141
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2817% 10/20/2049 (d)(e)	909,984	903,882
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2317% 2/20/2049 (d)(e)	1,773,320	1,764,750
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (p)	7,348,124	7,225,209
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (o)(p)	1,366,412	1,352,922
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (d)(p)	5,316,421	5,383,012
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (p)	5,573,070	5,345,180
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (d)(p)	3,748,943	3,628,667
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (d)(p)	4,975,297	5,034,776
Morgan Stanley Residential Mortgage Loan Trust 2025-Nqm4 Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (p)	16,027,827	16,239,432
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (p)	1,997,534	1,899,892
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (p)	4,260,871	4,093,134
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (p)	179,874	179,633
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (p)	767,462	757,578
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (d)(p)	6,563,608	6,362,105
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (p)	2,119,523	2,119,522
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (o)(p)	7,444,078	7,341,305
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (p)	7,088,342	6,892,735
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (p)	19,369,692	19,031,076
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (p)	7,186,478	7,131,840
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (p)	2,179,487	2,163,213
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (d)(p)	1,266,910	1,255,345
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (d)(p)	8,714,962	8,537,548
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (p)	1,840,515	1,747,462
Santander Mtg Asset Receivables Tr 2025-Nqm3 Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (p)	16,275,251	16,486,328
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (d)(e)	1,897	1,783
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.4282% 9/25/2043 (d)(e)	732,193	711,918
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (p)	7,000,000	6,883,519
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (p)	5,635,483	5,492,652
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (d)(p)	3,841,090	3,880,451
TOTAL UNITED STATES		902,456,498
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $878,981,402)		902,456,498

Commercial Mortgage Securities - 5.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (p)	2,215,000	2,120,352
UNITED STATES - 5.2%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.4026% 6/15/2040 (d)(e)(p)	19,850,000	19,949,587
Ares Commercial Mortgage Trust Series 2026-GCP Class D, CME Term SOFR 1 month Index + 2.35%, 6.05% 2/15/2043 (d)(e)(p)	1,650,000	1,657,205
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.2097% 4/15/2042 (d)(e)(p)	3,501,000	3,496,626
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.6987% 10/15/2034 (d)(e)(p)	2,069,000	2,070,162
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (p)	10,392,684	10,055,205
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (p)	2,422,000	2,311,404
BAMLL Commercial Mortgage Securities Trust Series 2021-JACX Class E, CME Term SOFR 1 month Index + 3.8645%, 7.5245% 9/15/2038 (d)(e)(p)	1,120,000	1,023,544
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8745% 7/15/2049 (d)	845,000	819,765
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.7045% 7/15/2049 (d)(t)	5,550,939	1,052
BANK Series 2017-BNK4 Class C, 4.372% 5/15/2050	1,415,000	1,259,507
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (p)	1,426,000	951,727
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	325,858	324,733
BANK Series 2017-BNK8 Class D, 2.6% 11/15/2050 (p)	1,738,000	930,897
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (p)	1,092,000	492,070
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	1,565,997	1,559,087
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (d)	2,308,000	2,136,296
BANK Series 2018-BN15 Class D, 3% 11/15/2061 (p)	735,000	613,241
BANK Series 2018-BN15 Class E, 3% 11/15/2061 (k)(p)	735,000	580,190
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	502,463	492,829
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	2,606,000	2,496,149
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,377,881	1,349,995
BANK Series 2020-BN27 Class D, 2.5% 4/15/2063 (p)	430,000	337,598
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	1,473,000	1,332,486
BANK Series 2020-BN28 Class AS, 2.14% 3/15/2063	639,000	574,811
BANK Series 2020-BN28 Class E, 2.5% 3/15/2063 (p)	441,000	334,678
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (d)(k)(p)	3,731,000	2,285,247
BANK Series 2021-BN32 Class A5, 2.643% 4/15/2054	630,000	584,903
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	1,238,000	1,136,454
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	1,016,000	893,682
BANK Series 2021-BN33 Class XA, 1.0239% 5/15/2064 (d)(t)	10,029,088	360,357
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	1,860,000	1,679,154
BANK Series 2021-BN38 Class C, 3.2181% 12/15/2064 (d)	260,000	221,707
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,626,000	1,505,840
BANK Series 2022-BNK40 Class A4, 3.3895% 3/15/2064 (d)	522,000	496,325
BANK Series 2022-BNK42 Class A5, 4.493% 6/15/2055 (d)	1,746,000	1,742,007
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (p)	943,000	703,812
BANK Series 2022-BNK42 Class E, 2.5% 6/15/2055 (p)	738,000	518,782
BANK Series 2022-BNK43 Class D, 3% 8/15/2055 (p)	1,759,000	1,315,676
BANK Series 2022-BNK44 Class AS, 5.7433% 11/15/2055 (d)	1,097,000	1,161,200
BANK Series 2022-BNK44 Class C, 5.7433% 11/15/2055 (d)	2,063,000	2,030,296
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (d)	1,465,000	1,558,358
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	2,191,000	2,358,825
BANK Series 2023-BNK46 Class B, 6.7741% 8/15/2056 (d)	1,491,000	1,595,515
BANK Series 2025-BNK51 Class C, 5.946% 12/25/2067 (d)	1,440,000	1,459,089
BANK5 Series 2024-5YR12 Class C, 6.3021% 12/15/2057 (d)	1,461,000	1,508,789
BANK5 Series 2025-5YR16 Class XB, 0.3468% 8/15/2063 (d)(t)	41,405,000	733,018
BANK5 Series 2025-5YR19 Class D, 4.5% 12/15/2058 (d)(p)	2,520,000	2,179,810
BANK5 Series 2025-5YR19 Class XB, 0.5998% 12/15/2058 (d)(t)	19,900,000	569,243
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/25/2059 (p)	27,173,000	27,210,249
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/2036 (d)(p)	868,000	837,348
BBCMS Mortgage Trust Series 2016-ETC Class E, 3.6089% 8/14/2036 (d)(p)	637,000	609,460
BBCMS Mortgage Trust Series 2019-C3 Class C, 4.178% 5/15/2052	477,000	433,067
BBCMS Mortgage Trust Series 2019-C5 Class D, 2.5% 11/15/2052 (p)	333,000	268,860
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	851,000	755,328
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5863% 4/15/2053 (d)	1,147,000	996,446
BBCMS Mortgage Trust Series 2020-C8 Class E, 2.25% 10/15/2053 (p)	1,476,000	1,021,183
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	501,000	455,653
BBCMS Mortgage Trust Series 2022-C14 Class A5, 2.946% 2/15/2055 (d)	2,455,000	2,260,881
BBCMS Mortgage Trust Series 2022-C15 Class A5, 3.662% 4/15/2055	2,126,000	2,008,481
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/2055	3,210,000	3,230,201
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	791,000	743,993
BBCMS Mortgage Trust Series 2022-C17 Class A5, 4.441% 9/15/2055	2,520,000	2,529,515
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055 (d)	1,050,000	1,024,791
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (p)	3,429,000	2,614,645
BBCMS Mortgage Trust Series 2022-C18 Class A5, 5.71% 12/15/2055	2,816,000	3,020,813
BBCMS Mortgage Trust Series 2022-C18 Class B, 6.1683% 12/15/2055 (d)	1,323,000	1,386,827
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	1,796,000	1,884,984
BBCMS Mortgage Trust Series 2023-C20 Class A5, 5.576% 7/15/2056	1,566,000	1,666,153
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2961% 9/15/2056 (d)	1,105,000	1,208,641
BBCMS Mortgage Trust Series 2023-C21 Class C, 6.2961% 9/15/2056 (d)	1,661,000	1,701,804
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.1347% 11/15/2056 (d)	1,757,000	1,806,767
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	790,000	820,161
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	4,769,500	5,175,991
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	520,000	536,601
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	2,390,000	2,446,732
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	948,000	970,939
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6265% 3/15/2058 (d)(p)	1,385,000	1,355,707
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (d)	1,183,000	1,228,113
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (p)	713,000	600,561
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.1139% 7/15/2058 (d)	1,450,000	1,506,832
BBCMS Mortgage Trust Series 2025-C39 Class C, 5.9066% 12/15/2058 (d)	570,000	583,904
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	2,953,000	2,951,746
Benchmark Mortgage Trust Series 2018-B6 Class D, 3.086% 10/10/2051 (d)(p)	1,089,000	827,380
Benchmark Mortgage Trust Series 2018-B7 Class D, 3% 5/15/2053 (d)(p)	614,000	494,158
Benchmark Mortgage Trust Series 2019-B12 Class B, 3.5702% 8/15/2052	840,000	739,343
Benchmark Mortgage Trust Series 2019-B13 Class D, 2.5% 8/15/2057 (k)(p)	1,197,000	734,211
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.4041% 12/15/2062 (d)(k)(p)	719,000	3,595
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.4041% 12/15/2062 (d)(k)(p)	485,000	1,212
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7596% 12/15/2062 (d)(t)	28,685,051	545,263
Benchmark Mortgage Trust Series 2020-B18 Class D, 2.25% 7/15/2053 (k)(p)	1,365,000	807,492
Benchmark Mortgage Trust Series 2020-B20 Class E, 2% 10/15/2053 (p)	1,029,000	613,371
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	592,000	528,926
Benchmark Mortgage Trust Series 2020-B21 Class D, 2% 12/17/2053 (p)	798,000	565,466
Benchmark Mortgage Trust Series 2020-IG2 Class C, 3.2524% 9/15/2048 (d)(k)(p)	546,000	280,428
Benchmark Mortgage Trust Series 2020-IG2 Class D, 3.2524% 9/15/2048 (d)(k)(p)	2,679,000	976,741
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (d)(p)	1,570,000	1,500,498
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (d)(p)	1,720,000	1,629,271
Benchmark Mortgage Trust Series 2020-IG3 Class 825E, 3.0763% 9/15/2048 (d)(p)	1,400,000	1,315,987
Benchmark Mortgage Trust Series 2021-B25 Class 300E, 2.9942% 4/15/2054 (d)(k)(p)	504,000	231,228
Benchmark Mortgage Trust Series 2021-B29 Class A5, 2.3879% 9/15/2054	3,032,000	2,738,814
Benchmark Mortgage Trust Series 2022-B34 Class A5, 3.786% 4/15/2055	942,000	893,724
Benchmark Mortgage Trust Series 2022-B35 Class D, 2.5% 5/15/2055 (k)(p)	1,701,000	1,037,003
Benchmark Mortgage Trust Series 2022-B36 Class A5, 4.4699% 7/15/2055	1,094,000	1,087,235
Benchmark Mortgage Trust Series 2022-B36 Class AS, 4.9505% 7/15/2055	1,092,000	1,096,489
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (p)	1,259,000	918,995
Benchmark Mortgage Trust Series 2022-B37 Class A5, 5.7459% 11/15/2055 (d)	1,270,000	1,371,052
Benchmark Mortgage Trust Series 2022-B37 Class B, 5.7458% 11/15/2055 (d)	767,000	775,527
Benchmark Mortgage Trust Series 2022-B37 Class C, 5.7459% 11/15/2055 (d)	1,456,000	1,428,610
Benchmark Mortgage Trust Series 2023-B38 Class A4, 5.5246% 4/15/2056	1,084,000	1,148,936
Benchmark Mortgage Trust Series 2023-B38 Class B, 6.2444% 4/15/2056 (d)	1,058,000	1,108,105
Benchmark Mortgage Trust Series 2023-B38 Class C, 6.2444% 4/15/2056 (d)	1,415,000	1,430,771
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	2,406,000	2,590,646
Benchmark Mortgage Trust Series 2023-B39 Class C, 6.5726% 7/15/2056 (d)	1,638,000	1,691,962
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	765,000	794,242
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	8,000,000	8,345,323
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.2992% 11/15/2041 (d)(e)(p)	2,720,000	2,726,800
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.3486% 7/15/2039 (d)(e)(p)	2,781,918	2,785,395
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0018% 3/15/2041 (d)(e)(p)	10,837,553	10,837,553
BMO Mortgage Trust Series 2022-C1 Class 360D, 3.9387% 2/17/2055 (d)(k)(p)	798,000	650,188
BMO Mortgage Trust Series 2022-C1 Class 360E, 3.9387% 2/17/2055 (d)(p)	966,000	750,057
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	2,917,000	2,758,262
BMO Mortgage Trust Series 2022-C3 Class D, 2.5% 9/15/2054 (p)	639,000	427,069
BMO Mortgage Trust Series 2023-C4 Class B, 5.3953% 2/15/2056 (d)	835,000	856,651
BMO Mortgage Trust Series 2023-C4 Class C, 5.8624% 2/15/2056 (d)	2,333,000	2,381,702
BMO Mortgage Trust Series 2023-C4 Class D, 5.8624% 2/15/2056 (d)(p)	520,000	482,959
BMO Mortgage Trust Series 2023-C5 Class A5, 5.7653% 6/15/2056	1,355,000	1,438,338
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	1,107,000	1,188,742
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (d)	2,200,000	2,369,340
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (d)	1,000,000	1,015,516
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (d)	262,000	271,446
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	7,200,000	7,350,855
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7069% 4/15/2058 (d)(t)	39,518,432	1,041,623
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (d)	1,975,000	1,977,147
BMO Mortgage Trust Series 2026-C14 Class C, 5.9255% 2/15/2059 (p)	1,035,000	1,056,451
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0316% 6/15/2041 (d)(e)(p)	17,666,000	17,671,521
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3012% 6/15/2041 (d)(e)(p)	8,722,000	8,727,451
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5009% 6/15/2041 (d)(e)(p)	6,167,000	6,172,782
BMP Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.0487% 6/15/2041 (d)(e)(p)	565,000	565,706
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (d)(p)	1,704,000	1,771,880
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (d)(p)	2,332,000	2,446,443
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (d)(p)	1,624,000	1,677,940
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (d)(p)	1,264,000	1,306,746
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (d)(p)	738,000	718,620
Bres Coml Mtg Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.3004% 11/15/2042 (d)(e)(p)	2,588,000	2,592,169
Bres Coml Mtg Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 8.8482% 11/15/2042 (d)(e)(p)	2,837,000	2,841,262
Bway Trust Series 2025-1535 Class B, 7.7102% 5/5/2042 (d)(p)	3,697,000	3,903,785
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (d)(p)	5,861,000	5,507,352
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (d)(p)	5,065,000	4,620,903
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1507% 4/15/2037 (d)(e)(p)	11,899,090	11,899,090
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 7.7655% 2/15/2039 (d)(e)(p)	3,502,800	3,504,368
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.3476% 5/15/2034 (d)(e)(p)	6,784,681	6,801,643
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (d)(p)	2,095,000	2,163,653
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (d)(p)	513,000	534,887
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (d)(p)	1,935,000	2,016,657
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (d)(p)	6,680,000	7,237,338
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0513% 3/15/2041 (d)(e)(p)	43,219,735	43,233,241
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.348% 3/15/2041 (d)(e)(p)	4,302,900	4,305,541
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.103% 4/15/2040 (d)(e)(p)	46,578,738	46,636,962
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3498% 4/15/2040 (d)(e)(p)	6,080,849	6,111,252
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.301% 5/15/2041 (d)(p)	26,911,826	26,928,646
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.348% 5/15/2041 (d)(e)(p)	2,404,500	2,400,257
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.7063% 4/15/2034 (d)(e)(p)	10,114,868	10,064,293
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.0063% 4/15/2034 (d)(e)(p)	11,328,000	11,228,880
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.3063% 4/15/2034 (d)(e)(p)	7,490,000	7,415,100
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.6063% 4/15/2034 (d)(e)(p)	7,862,000	7,773,553
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.3063% 4/15/2034 (d)(e)(p)	1,533,000	1,480,141
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.2645%, 5.9245% 2/15/2038 (d)(e)(p)	1,554,325	1,551,325
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3745% 2/15/2038 (d)(e)(p)	2,351,080	2,346,547
BX Commercial Mortgage Trust Series 2021-MC Class G, CME Term SOFR 1 month Index + 3.2013%, 6.8613% 4/15/2034 (d)(e)(p)	709,000	695,875
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4636% 10/15/2036 (d)(e)(p)	37,565,000	37,494,566
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6733% 10/15/2036 (d)(e)(p)	4,838,000	4,825,920
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8731% 10/15/2036 (d)(e)(p)	6,475,000	6,454,792
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0728% 10/15/2036 (d)(e)(p)	6,286,000	6,266,381
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.722% 10/15/2036 (d)(e)(p)	21,856,000	21,801,428
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 6.7206% 10/15/2036 (d)(e)(p)	1,428,000	1,426,216
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6726% 2/15/2039 (d)(e)(p)	5,167,616	5,166,000
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 4.972% 2/15/2039 (d)(e)(p)	10,531,500	10,528,209
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.2214% 2/15/2039 (d)(e)(p)	8,991,500	8,988,690
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.6205% 2/15/2039 (d)(e)(p)	8,991,500	8,988,690
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.4211% 12/9/2040 (d)(e)(p)	7,220,260	7,220,260
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 5.8505% 12/9/2040 (d)(e)(p)	2,843,400	2,843,400
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.2998% 12/9/2040 (d)(e)(p)	1,540,000	1,540,000
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.2485% 12/9/2040 (d)(e)(p)	1,923,600	1,923,600
BX Commercial Mortgage Trust Series 2024-GPA2 Class D, CME Term SOFR 1 month Index + 2.5909%, 6.2505% 11/15/2041 (d)(e)(p)	425,000	425,236
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.1992% 11/15/2041 (d)(e)(p)	1,801,000	1,800,547
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9525% 12/15/2039 (d)(e)(p)	7,027,329	7,029,525
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 7.398% 2/15/2039 (d)(e)(p)	1,869,195	1,871,531
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.2481% 3/15/2034 (d)(e)(p)	1,524,700	1,510,657
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.4026% 4/15/2040 (d)(e)(p)	16,718,480	16,744,603
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 3/15/2043 (d)(e)(p)	39,114,000	39,138,603
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.12% 3/15/2043 (d)(e)(p)	5,166,000	5,172,484
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.67% 3/15/2043 (d)(e)(p)	1,080,000	1,083,386
BX Trust 2019-OC11 Series 2019-OC11 Class A, 3.202% 12/9/2041 (p)	3,131,000	3,009,530
BX Trust 2019-OC11 Series 2019-OC11 Class D, 3.944% 12/9/2041 (d)(p)	168,000	162,153
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (d)(p)	10,841,000	10,150,182
BX Trust 2021 Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8245% 2/15/2036 (d)(e)(p)	5,800,000	5,796,424
BX Trust 2021 Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.7645%, 6.4245% 2/15/2036 (d)(e)(p)	947,000	946,708
BX Trust 2021 Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.7645%, 6.4245% 2/15/2036 (d)(e)(p)	270,457	270,374
BX Trust 2021 Series 2021-LBA Class GJV, CME Term SOFR 1 month Index + 3.3645%, 7.0245% 2/15/2036 (d)(e)(p)	2,779,000	2,778,143
BX Trust 2021 Series 2021-LBA Class GV, CME Term SOFR 1 month Index + 3.3645%, 7.0245% 2/15/2036 (d)(e)(p)	1,144,302	1,143,949
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5696% 6/15/2041 (d)(e)(p)	1,227,000	1,213,963
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.5975% 6/15/2041 (d)(e)(p)	6,050,000	6,042,544
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1015% 4/15/2041 (d)(e)(p)	32,340,655	32,350,762
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3512% 4/15/2041 (d)(e)(p)	5,154,713	5,157,935
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6008% 4/15/2041 (d)(e)(p)	4,279,196	4,281,871
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3483% 4/15/2041 (d)(e)(p)	3,676,743	3,665,236
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5998% 11/15/2041 (d)(e)(p)	900,690	901,815
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5984% 11/15/2041 (d)(e)(p)	4,322,448	4,305,673
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8035% 3/15/2030 (d)(e)(p)	83,586,957	83,482,473
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0531% 3/15/2030 (d)(e)(p)	9,590,330	9,566,354
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2029% 3/15/2030 (d)(e)(p)	13,510,985	13,477,276
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.6009% 3/15/2030 (d)(e)(p)	5,402,247	5,402,247
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0695% 11/15/2038 (d)(e)(p)	1,210,178	1,204,902
BX Trust Series 2021-RISE Class G, CME Term SOFR 1 month Index + 3.0645%, 6.7245% 11/15/2036 (d)(e)(p)	1,612,043	1,611,539
BX Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 5.7115% 9/15/2034 (d)(e)(p)	1,256,480	1,255,302
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 4.463% 10/15/2038 (d)(e)(p)	503,588	503,431
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5997% 4/15/2037 (d)(e)(p)	11,697,700	11,701,356
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9497% 4/15/2037 (d)(e)(p)	2,324,000	2,326,898
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4987% 4/15/2037 (d)(e)(p)	1,945,300	1,948,947
BX Trust Series 2022-IND Class F, CME Term SOFR 1 month Index + 4.786%, 8.4457% 4/15/2037 (d)(e)(p)	2,916,200	2,933,789
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.3597% 1/15/2039 (d)(e)(p)	3,667,000	3,665,854
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.0097% 1/15/2039 (d)(e)(p)	2,072,000	2,069,410
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 7.8597% 1/15/2039 (d)(e)(p)	651,000	651,645
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9587% 1/15/2039 (d)(e)(p)	595,883	593,870
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1017% 2/15/2039 (d)(e)(p)	30,762,956	30,762,956
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4512% 2/15/2039 (d)(e)(p)	2,911,424	2,911,424
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 6.7993% 2/15/2039 (d)(e)(p)	443,547	443,546
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8477% 2/15/2039 (d)(e)(p)	2,789,948	2,789,322
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3509% 3/15/2041 (d)(e)(p)	8,455,300	8,455,300
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.6005% 3/15/2041 (d)(e)(p)	11,225,200	11,225,200
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8097% 2/15/2035 (d)(e)(p)	29,466,000	29,426,174
BX Trust Series 2025-DIME Class E, 6.6597% 2/15/2035 (d)(p)	2,846,000	2,842,442
BX Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3597% 2/15/2035 (d)(e)(p)	4,495,000	4,476,861
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.6097% 6/15/2040 (d)(e)(p)	538,808	542,849
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.26% 10/15/2042 (d)(e)(k)(p)	3,260,000	3,261,304
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0597% 6/15/2035 (d)(e)(p)	9,063,000	9,063,000
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9597% 6/15/2035 (d)(e)(p)	1,734,000	1,732,928
BX Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 6.8504% 3/15/2042 (d)(e)(p)	4,256,000	4,232,060
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5993% 3/15/2042 (d)(e)(p)	3,573,000	3,531,113
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 6.9097% 7/15/2044 (d)(e)(p)	1,900,000	1,905,795
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 6.4097% 12/15/2044 (d)(e)(p)	3,375,000	3,381,313
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (d)(p)	336,000	272,800
BXSC Commercial Mortgage Trust Series 2022-WSS Class F, 8.989% 3/15/2035 (d)(p)	2,631,789	2,630,889
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/2039 (d)(p)	1,743,000	1,322,781
CD Mortgage Trust Series 2017-CD3 Class C, 4.5829% 2/10/2050 (d)	1,482,000	529,171
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (k)(p)	1,228,005	70,444
CEDR Commercial Mortgage Trust Series 2022-SNAI Class F, CME Term SOFR 1 month Index + 3.6135%, 7.2732% 2/15/2039 (d)(e)(p)	3,948,000	3,699,119
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (d)(p)	19,541,000	20,032,263
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (p)	35,834,419	29,304,803
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	4,691,805	4,661,050
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	3,140,254	3,106,537
CGMS Commercial Mortgage Trust Series 2017-B1 Class A4, 3.458% 8/15/2050	1,400,000	1,388,157
Cip Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.4097% 10/15/2037 (d)(e)(p)	1,540,000	1,541,848
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	3,539,305	3,532,257
Citigroup Commercial Mortgage Trust Series 2016-P4 Class C, 3.9198% 7/10/2049 (d)	538,000	502,085
Citigroup Commercial Mortgage Trust Series 2016-P4 Class D, 3.9075% 7/10/2049 (d)(p)	1,707,000	1,053,719
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5388% 12/10/2049 (d)(t)	35,233,714	71,743
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class D, 3% 8/10/2056 (p)	378,000	300,067
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (d)(p)	496,000	453,097
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (d)(p)	2,374,000	2,118,955
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class D, 2.5% 6/15/2055 (p)	1,806,000	1,298,800
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (d)(p)	1,225,000	1,262,092
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class D, 6.3597% 7/10/2028 (d)(p)	1,195,000	1,219,315
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (d)(p)	2,143,000	2,163,615
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 5.8524% 10/12/2040 (d)(p)	5,722,000	5,732,589
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (d)(p)	1,197,805	1,109,193
COMM Mortgage Trust Series 2013-LC6 Class D, 3.7356% 1/10/2046 (d)(p)	82,060	79,393
COMM Mortgage Trust Series 2014-CR15 Class D, 3.9342% 2/10/2047 (d)(p)	298,000	279,627
COMM Mortgage Trust Series 2014-CR17 Class E, 4.9297% 5/10/2047 (d)(p)	255,000	192,868
COMM Mortgage Trust Series 2014-CR20 Class C, 4.7343% 11/10/2047 (d)	340,192	329,132
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.624% 3/10/2047 (d)(k)(p)	134,579	59,412
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (d)	2,526,000	2,413,846
COMM Mortgage Trust Series 2015-DC1 Class C, 4.1805% 2/10/2048 (d)	3,558,000	3,139,579
COMM Mortgage Trust Series 2015-LC19 Class C, 4.4255% 2/10/2048 (d)	1,131,484	1,078,357
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	1,316,000	1,239,130
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (k)(p)	312,000	276,394
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5868% 9/10/2050 (d)	1,148,000	1,102,128
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (p)	368,000	336,439
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.006% 9/15/2033 (d)(e)(p)	468,000	27,513
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.0123% 9/15/2033 (d)(e)(p)	544,000	12,940
COMM Mortgage Trust Series 2025-180W Class E, 7.3635% 8/10/2042 (d)(p)	2,330,000	2,418,324
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (d)(p)	965,000	959,521
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.7219% 11/10/2049 (d)(k)(p)	539,036	130,214
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	6,748,000	6,790,755
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5481% 8/15/2041 (d)(e)(p)	4,145,000	4,142,045
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (d)(p)	1,687,000	1,504,208
CPT Mortgage Trust Series 2019-CPT Class F, 2.9968% 11/13/2039 (d)(p)	1,196,000	983,564
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.091% 6/15/2034 (e)(p)	1,135,200	458,285
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2536% 6/15/2050 (d)	2,305,000	2,056,055
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class C, 4.7854% 4/15/2051 (d)	495,000	466,110
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	3,580,000	3,571,306
CSAIL Commercial Mortgage Trust Series 2019-C16 Class C, 4.2371% 6/15/2052 (d)	1,113,000	1,069,052
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (d)(p)	4,421,000	3,986,852
Cstl Coml Mtg Trust Series 2025-GATE2 Class E, 6.3548% 11/10/2042 (d)(p)	3,090,000	3,132,642
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (d)(p)	3,000,000	3,036,513
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class E, 6.3428% 2/10/2043 (d)(p)	770,000	780,304
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6356% 10/15/2051 (d)	355,000	328,092
DBGS Mortgage Trust Series 2019-1735 Class F, 4.1946% 4/10/2037 (d)(k)(p)	1,188,000	831,771
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	639,000	578,163
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/2053 (p)	377,000	229,237
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3822% 8/10/2044 (d)(p)	641,156	625,121
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/2045 (d)(p)	449,000	378,133
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4824% 8/10/2049 (d)	382,000	328,342
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 7.6597% 3/15/2034 (d)(e)(p)	2,848,000	2,854,069
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (d)(p)	5,523,000	5,696,509
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (d)(p)	621,000	638,413
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (d)(p)	5,078,000	5,188,335
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (d)(p)	810,000	793,679
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (p)	15,760,000	15,884,211
ELP Series 2025-ELP Class D, 5.6124% 11/13/2042 (d)(p)	975,000	982,529
ELP Series 2025-ELP Class E, 6.665% 11/13/2042 (d)(p)	3,700,000	3,810,000
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (d)(p)	1,911,000	1,954,729
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (d)(p)	1,614,000	1,652,126
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (d)(p)	341,000	348,946
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9597% 10/15/2042 (d)(e)(p)	47,305,000	47,364,131
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2597% 10/15/2042 (d)(e)(p)	8,410,000	8,425,754
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.5097% 10/15/2042 (d)(e)(p)	4,110,000	4,120,302
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 7.0097% 10/15/2042 (d)(e)(p)	1,871,000	1,885,067
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7597% 10/15/2042 (d)(e)(p)	1,870,000	1,884,059
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.87% 2/15/2043 (d)(e)(p)	42,869,000	42,882,397
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0597% 2/15/2043 (d)(e)(p)	4,400,000	4,408,250
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2597% 2/15/2043 (d)(e)(p)	2,986,000	2,993,465
Extended Stay America Trust Series 2026-ESH2 Class E, CME Term SOFR 1 month Index + 2.9%, 6.5597% 2/15/2043 (d)(e)(p)	1,970,000	1,981,420
Extended Stay America Trust Series 2026-ESH2 Class F, 7.4097% 2/15/2043 (p)	2,990,000	3,011,083
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.3097% 12/15/2039 (d)(e)(p)	2,997,000	3,021,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	8,660,289	8,639,887
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	2,178,497	2,170,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	3,540,000	3,237,019
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1992% 3/25/2029 (d)(e)	14,456,566	14,432,053
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (d)	7,600,000	7,758,439
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (d)	5,200,000	5,296,726
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	6,500,000	6,641,526
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	8,600,000	8,802,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (d)	14,100,000	14,396,856
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (d)	2,200,000	2,248,036
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (d)	4,800,000	4,871,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.2292% 10/25/2030 (d)	44,692,781	44,674,162
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (d)(e)	26,494,017	26,493,999
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K763 Class A2, 4.17% 10/25/2032 (d)	11,200,000	11,305,362
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2192% 10/25/2030 (d)(e)	9,799,057	9,799,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 10/25/2030 (d)(e)	12,798,783	12,798,774
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 11/25/2030 (d)(e)	26,100,000	26,103,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1692% 12/25/2030 (d)(e)	8,300,000	8,302,591
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.143% 8/10/2044 (d)(p)	697,184	686,426
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.143% 8/10/2044 (d)(p)	623,936	496,409
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.143% 8/10/2044 (d)(p)	773,957	267,386
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (k)(p)	1,339,218	4,017
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.6643% 11/10/2045 (d)(p)	677,252	650,162
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.839% 10/10/2048 (d)(t)	1,198,772	43
GS Mortgage Securities Trust Series 2016-GS4 Class C, 3.908% 11/10/2049 (d)	464,000	433,703
GS Mortgage Securities Trust Series 2017-GS5 Class C, 4.299% 3/10/2050 (d)(k)	1,155,000	641,014
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,755,354	1,735,383
GS Mortgage Securities Trust Series 2018-GS9 Class D, 3% 3/10/2051 (k)(p)	835,000	493,520
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (p)	1,000,000	868,434
GS Mortgage Securities Trust Series 2019-GC39 Class D, 3% 5/10/2052 (p)	1,176,000	930,110
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.699% 9/10/2052 (d)	3,532,000	3,043,827
GS Mortgage Securities Trust Series 2019-GC42 Class D, 2.8% 9/10/2052 (p)	408,000	303,658
GS Mortgage Securities Trust Series 2020-GC45 Class D, 2.85% 2/13/2053 (p)	952,000	720,205
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (d)(p)	735,000	603,432
GS Mortgage Securities Trust Series 2020-GC47 Class D, 3.4510% 5/12/2053 (d)(p)	336,000	264,380
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (d)(p)	4,514,000	4,526,349
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (d)(p)	989,000	1,011,151
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.1141% 11/25/2041 (d)(e)(p)	1,168,000	1,167,491
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 7.8097% 7/15/2040 (d)(e)(p)	2,821,000	2,813,595
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3597% 10/15/2035 (d)(e)(p)	5,105,000	5,095,428
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (d)(p)	5,051,000	5,011,734
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (d)(p)	3,760,000	3,698,881
Home Partners of America Trust Series 2019-1 Class E, 3.604% 9/17/2039 (p)	543,435	530,681
Home Partners of America Trust Series 2019-1 Class F, 4.101% 9/17/2039 (p)	88,413	85,329
Hudson Yards Mortgage Trust Series 2019-30HY Class E, 3.4431% 7/10/2039 (d)(p)	861,000	802,465
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (d)(p)	13,778,000	14,063,269
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.51% 3/15/2042 (d)(e)(p)	1,417,000	1,425,325
Ip 2025-Ip Mtg Tr Series 2025-IP Class F, 7.7123% 6/10/2042 (d)(p)	1,260,000	1,286,353
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (p)	188,814	187,168
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.6083% 1/15/2048 (d)(p)	3,811,000	3,381,272
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA, 0% 7/15/2048 (d)(k)(t)	4,724,034	46
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 Class C, 4.8209% 11/15/2048 (d)(k)	1,942,000	407,626
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class C, 3.3970% 12/15/2049 (d)	695,000	623,316
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3970% 12/15/2049 (d)(p)	1,251,000	947,278
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	2,577,445	2,562,655
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	157,347	156,793
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class C, 3.0208% 12/15/2049 (d)	603,000	514,065
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0208% 12/15/2049 (d)(k)(p)	1,242,000	861,466
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2552% 6/15/2051 (d)(p)	406,000	328,365
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class D, 2.5% 11/13/2052 (p)	567,000	275,657
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,000,000	880,041
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class D, 1.75% 5/13/2053 (p)	714,000	359,935
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class J, 4.409% 2/15/2046 (d)(k)(p)	106,000	321
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6895% 6/15/2045 (d)(p)	1,096,423	1,072,564
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (p)	1,124,000	973,547
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (p)	1,233,000	844,032
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class C, 3.9582% 4/15/2046 (d)(k)	1,025,000	358,730
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.3311% 4/15/2046 (d)(k)	349,837	3,491
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D, 3.8046% 6/10/2027 (d)(k)(p)	945,000	2,376
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (d)(p)	1,519,000	3,798
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (d)(p)	743,000	111,496
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (p)	8,593,000	8,195,574
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (p)	2,322,000	1,580,005
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (k)(p)	4,241,000	2,445,726
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (d)(p)(t)	35,039,000	769,144
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class A, 3.3973% 6/5/2039 (p)	1,569,000	1,492,762
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class D, 3.7828% 6/5/2039 (d)(p)	876,000	804,974
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (d)(p)	1,690,000	1,523,328
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class EFX, 3.972% 1/16/2037 (p)	723,000	253,043
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (k)(p)	1,145,000	274,789
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class GFX, 4.6882% 1/16/2037 (d)(p)	441,000	44,095
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (d)(p)	3,083,000	3,045,056
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 5.53% 8/15/2038 (d)(e)(p)	512,789	507,661
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.08% 8/15/2038 (d)(e)(p)	2,729,584	2,695,465
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 7.73% 8/15/2038 (d)(e)(p)	1,968,832	1,947,053
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6597% 3/15/2042 (d)(e)(p)	2,079,919	2,076,475
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (p)	2,795,563	2,763,318
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9549% 5/15/2039 (d)(e)(p)	41,422,000	40,024,008
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4536% 5/15/2039 (d)(e)(p)	24,765,000	23,282,379
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7528% 5/15/2039 (d)(e)(p)	13,877,000	12,635,393
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.2016% 5/15/2039 (d)(e)(p)	12,332,000	10,433,181
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8745% 3/15/2038 (d)(e)(p)	451,123	447,739
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1745% 3/15/2038 (d)(e)(p)	4,112,500	4,071,376
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5245% 3/15/2038 (d)(e)(p)	3,593,100	3,525,729
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (d)(p)	1,563,000	1,582,674
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/2040 (d)(p)	819,000	633,089
Mft Trust Series 2020-B6 Class C, 3.2828% 8/10/2040 (d)(k)(p)	707,000	454,600
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.3754% 4/15/2038 (d)(e)(p)	1,937,600	1,937,599
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 6.9754% 4/15/2038 (d)(e)(p)	5,853,600	5,853,599
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4745% 7/15/2038 (d)(e)(p)	3,100,000	3,097,670
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.5245% 7/15/2038 (d)(e)(p)	1,752,000	1,749,810
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 7.7245% 7/15/2038 (d)(e)(p)	1,281,000	1,275,951
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.9189% 1/15/2039 (d)(e)(p)	1,688,000	1,686,945
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.6172% 1/15/2027 (d)(e)(p)	907,200	908,367
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1597% 9/15/2040 (d)(e)(p)	11,300,000	11,309,385
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.3097% 9/15/2040 (d)(e)(p)	1,896,000	1,898,775
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1597% 9/15/2040 (d)(e)(p)	2,970,000	2,978,068
MHP Series 2025-MHIL2 Class F, CME Term SOFR 1 month Index + 4.25%, 7.9097% 9/15/2040 (d)(e)(p)	2,535,000	2,544,866
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (p)	867,000	885,753
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	940,000	992,981
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (d)(p)	693,000	97,048
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013 Class C, 4.1591% 2/15/2046 (d)	39,382	36,821
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.7459% 10/15/2046 (d)(p)	1,299,000	1,208,083
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.7927% 5/15/2046 (d)(p)	1,155,000	1,074,692
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class C, 3.9693% 9/15/2049 (d)	266,000	247,561
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class C, 4.2441% 11/15/2049 (d)	603,000	561,429
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class C, 4.2605% 12/15/2049 (d)	415,000	400,038
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 Class D, 3.356% 5/15/2050 (p)	947,000	852,055
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class C, 3.536% 2/15/2053	205,000	186,061
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (d)(p)	482,476	477,747
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.494% 6/15/2044 (d)(p)(t)	2,338,035	8,878
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.94% 7/15/2049 (d)(p)	280,399	277,919
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.94% 7/15/2049 (d)(k)(p)	332,000	323,688
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.94% 7/15/2049 (d)(p)	1,123,200	1,086,177
Morgan Stanley Capital I Trust Series 2014-150E Class C, 4.295% 9/9/2032 (d)(p)	418,000	353,240
Morgan Stanley Capital I Trust Series 2014-150E Class F, 4.295% 9/9/2032 (d)(k)(p)	734,000	455,132
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0280% 5/15/2048 (d)	254,918	245,205
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0280% 5/15/2048 (d)	1,173,000	1,055,583
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.0280% 5/15/2048 (d)(p)	473,000	385,448
Morgan Stanley Capital I Trust Series 2016-BNK2 Class C, 3.8794% 11/15/2049 (d)	1,208,000	1,047,071
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (k)(p)	1,456,000	1,058,193
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,125,000	1,108,837
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,985,000	1,881,861
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (p)	3,406,000	2,951,078
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	2,054,000	1,879,331
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	7,706,000	7,758,052
Morgan Stanley Capital I Trust Series 2020-CNP Class D, 2.4276% 4/5/2042 (d)(p)	462,000	373,048
Morgan Stanley Capital I Trust Series 2020-HR8 Class D, 2.5% 7/15/2053 (p)	756,000	602,129
Morgan Stanley Capital I Trust Series 2021-L5 Class A4, 2.728% 5/15/2054	3,345,000	3,091,498
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1406% 6/15/2054 (d)(t)	24,013,083	885,009
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (p)	1,421,056	1,506,058
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 0.8553% 5/5/2029 (d)(p)(t)	64,535,489	1,638,963
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (d)(p)	1,713,000	1,660,406
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.1913% 9/24/2057 (d)(p)	1,849,000	1,786,412
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (d)(p)	311,000	273,184
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	1,625,000	1,745,630
MSWF Commercial Mortgage Trust Series 2023-1 Class C, 6.6828% 5/15/2056 (d)	1,083,000	1,151,507
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8763% 12/15/2056 (d)	1,126,000	1,240,844
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0183% 12/15/2056 (d)	878,000	960,199
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (p)	369,000	304,536
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class E, 4.1346% 5/15/2039 (d)(p)	1,321,000	1,244,202
Natixis Commercial Mortgage Securities Trust Series 2019-10K Class F, 4.1346% 5/15/2039 (d)(p)	1,374,000	1,249,704
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (d)(p)	1,875,000	1,911,465
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (d)(p)	7,107,000	7,244,996
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (d)(p)	4,090,000	4,149,208
NYT Mortgage Trust Series 2019-NYT Class F, CME Term SOFR 1 month Index + 3.297%, 6.957% 12/15/2035 (d)(e)(p)	1,385,000	1,236,431
PKHL Commercial Mortgage Trust Series 2021-MF Class F, CME Term SOFR 1 month Index + 3.4645%, 7.1245% 7/15/2038 (d)(e)(k)(p)	986,000	269,225
PKHL Commercial Mortgage Trust Series 2021-MF Class NR, CME Term SOFR 1 month Index + 6.1145%, 9.7745% 7/15/2038 (d)(e)(p)	280,000	34,116
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 3/15/2043 (d)(e)(p)	52,845,000	52,845,001
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.1% 3/15/2043 (d)(e)(p)	6,761,000	6,765,232
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.3% 3/15/2043 (d)(e)(p)	7,503,000	7,507,689
Plym Commercial Mortgage Trust Series 2026-IND Class D, CME Term SOFR 1 month Index + 2.15%, 5.8% 3/15/2043 (d)(e)(p)	3,490,000	3,488,464
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (p)	1,550,000	1,489,409
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (p)	6,499,000	5,624,885
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (d)(p)	1,254,000	1,263,688
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (d)(p)	2,822,000	2,820,652
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (d)(p)	3,907,000	3,931,581
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (p)	435,406	444,657
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (p)	3,425,500	3,666,507
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.9097% 8/15/2042 (d)(e)(p)	6,200,000	6,215,465
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8481% 11/15/2034 (d)(e)(p)	1,770,300	1,770,300
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 8.8467% 11/15/2034 (d)(e)(p)	1,474,900	1,470,040
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (d)(p)	2,364,000	2,140,305
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2597% 10/15/2041 (d)(e)(p)	3,314,000	3,344,426
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.1097% 10/15/2041 (d)(e)(p)	1,166,000	1,174,981
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.36% 1/15/2039 (d)(e)(p)	6,144,000	6,136,320
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.01% 1/15/2039 (d)(e)(p)	2,355,000	2,352,132
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.5049% 11/15/2038 (d)(e)(p)	28,188,430	28,179,621
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 4.8539% 11/15/2038 (d)(e)(p)	14,313,152	14,308,680
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.1031% 11/15/2038 (d)(e)(p)	8,889,204	8,886,426
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.3523% 11/15/2038 (d)(e)(p)	5,841,693	5,843,870
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 6.7479% 11/15/2038 (d)(e)(p)	4,791,463	4,788,756
SREIT Trust Series 2021-MFP2 Class G, CME Term SOFR 1 month Index + 3.082%, 6.742% 11/15/2036 (d)(e)(p)	1,090,000	1,089,321
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.69% 11/15/2036 (d)(e)(p)	3,205,000	3,199,065
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.3906% 10/15/2034 (d)(e)(p)	2,033,000	2,035,096
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.677% 11/15/2036 (d)(e)(p)	2,268,000	2,259,526
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.325% 11/15/2036 (d)(e)(p)	2,492,000	2,479,585
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.974% 11/15/2036 (d)(e)(p)	525,000	520,792
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/2041 (d)(p)	185,000	138,365
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.8986% 2/15/2042 (d)(e)(p)	6,936,000	6,873,457
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9026% 12/15/2039 (d)(e)(p)	31,288,000	31,327,135
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2521% 12/15/2039 (d)(e)(p)	6,820,000	6,837,051
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6515% 12/15/2039 (d)(e)(p)	5,027,000	5,052,143
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/2040 (p)	2,499,000	2,530,416
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (d)(p)	446,067	423,764
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (d)(k)(p)	762,700	227,510
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9635% 12/15/2050 (d)(t)	39,279,626	559,935
UBS Commercial Mortgage Trust Series 2018-C8 Class C, 4.6817% 2/15/2051 (d)	336,000	309,955
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	2,000,000	1,986,335
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.0245% 7/15/2039 (d)(e)(p)	1,019,000	987,922
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 7.6745% 7/15/2039 (d)(e)(p)	1,383,000	1,184,279
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 8.7745% 7/15/2039 (d)(e)(k)(p)	315,000	225,638
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (d)(p)	1,945,000	1,995,033
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (d)(p)	1,355,000	1,392,102
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.9314% 7/13/2044 (d)(p)	960,000	999,023
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (p)	25,554,000	22,200,702
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (p)	1,600,000	1,330,074
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (d)(p)	35,000,000	592,634
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (d)(p)	665,000	667,969
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (d)(p)	1,915,000	1,920,419
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class C, 3.071% 8/15/2049	446,000	316,212
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA, 1.9941% 6/15/2049 (d)(t)	6,968,676	1,507
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class C, 4.311% 12/15/2059 (d)	575,000	561,987
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.3425% 11/15/2049 (d)	1,323,000	1,284,889
Wells Fargo Commercial Mortgage Trust Series 2018-C43 Class C, 4.514% 3/15/2051	401,000	375,467
Wells Fargo Commercial Mortgage Trust Series 2018-C44 Class D, 3% 5/15/2051 (p)	1,266,000	934,540
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9038% 8/15/2051 (d)(t)	39,595,521	584,367
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (d)	2,887,000	2,788,522
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	1,647,549	1,624,894
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	3,378,844	3,298,103
Wells Fargo Commercial Mortgage Trust Series 2020-C57 Class D, 2.5% 8/15/2053 (p)	1,034,000	841,727
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class A4, 2.342% 8/15/2054	2,113,000	1,920,338
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (p)	880,000	689,938
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4, 2.658% 11/15/2054	1,095,000	1,001,419
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9745% 5/15/2031 (d)(e)(p)	17,572,000	17,563,894
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.9645%, 6.6245% 2/15/2040 (d)(e)(p)	310,400	309,622
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class E, CME Term SOFR 1 month Index + 4.1145%, 7.7745% 2/15/2040 (d)(e)(p)	220,800	220,265
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (d)(p)	2,784,000	2,827,648
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3328% 11/15/2057 (d)	2,408,000	2,484,382
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.451% 10/15/2041 (d)(e)(p)	24,500,000	24,468,103
Wells Fargo Commercial Mortgage Trust Series 2025-5C7 Class C, 5.798% 12/15/2058	720,000	724,920
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (d)	2,130,000	2,156,003
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (d)(p)	18,363,000	18,538,003
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 6.0497% 3/15/2044 (d)(p)	439,833	158,340
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class D, 4.9965% 6/15/2044 (d)(p)	286,367	281,556
WF-RBS Commercial Mortgage Trust Series 2011-C4 Class E, 4.9965% 6/15/2044 (d)(p)	335,432	320,640
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (d)(k)	372,000	117,765
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class D, 4.0678% 3/15/2045 (d)(p)	731,791	658,597
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0678% 3/15/2045 (d)(k)(p)	1,774,872	1,260,124
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9683% 5/15/2045 (d)(p)	434,383	406,678
WFCM Series 2022-C62 Class A4, 4% 4/15/2055	1,461,000	1,418,212
WFCM Series 2022-C62 Class C, 4.3448% 4/15/2055 (d)	1,923,000	1,663,300
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (d)(p)	1,548,000	1,592,141
Worldwide Plaza Trust Series 2017-WWP Class E, 3.5955% 11/10/2036 (d)(p)	348,000	3,532
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/2036 (d)(p)	1,960,000	10,075
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (d)(p)	528,000	264,000
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (d)(k)(p)	1,378,000	303,160
TOTAL UNITED STATES		2,243,857,865
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,273,113,291)		2,245,978,217

Common Stocks - 0.1%
	Shares	Value ($)
BRAZIL - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul SA ADR	112,040	1,876,670
Azul SA ADR	2,720,850	831,492

TOTAL BRAZIL		2,708,162
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (k)	283,284	5,148,122
Altice France Holding SA rights (k)(p)(v)	4,537	51,036

TOTAL FRANCE		5,199,158
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
New Cineworld Ltd (k)(v)	137,267	2,742,595
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc (k)	269,370	3
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (k)(v)	4,677	879
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (k)(v)	65,301	799,937
Specialty Retail - 0.0%
White Iris LLC (k)	18,732	282,291
TOTAL CONSUMER DISCRETIONARY		1,082,228
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (k)(x)	14,821	57,356
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	73,002	4,295,438
EP Energy Corp (k)(v)	6,556	10,686
Expand Energy Corp	84,408	9,109,312
Expand Energy Corp (w)	619	66,802
Exxon Mobil Corp	22,714	3,463,885
Mesquite Energy Inc (k)(v)	274,222	23,432,237
New Fortress Energy Inc	51,317	55,936
TOTAL ENERGY		40,434,296
Financials - 0.0%
Financial Services - 0.0%
ACNR Holdings Inc (k)	30,405	4,171,566
Carnelian Point Holdings LP warrants 6/30/2027 (k)(v)	1,766	5,157
Limetree Bay Cayman Ltd (k)(v)	809	0
TOTAL FINANCIALS		4,176,723
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (k)(v)	196,812	1,661,093
Cano Health LLC warrants 6/28/2029 (k)(v)	10,520	14,623
ModivCare Inc (k)	88,589	498,313
TOTAL HEALTH CARE		2,174,029
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (k)(v)	80,353	3,158,676
TOTAL UNITED STATES		51,084,187
TOTAL COMMON STOCKS (Cost $31,579,867)		61,734,105

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (p)	2,461,000	2,592,664
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 3.125% 3/15/2030	3,240,000	2,165,939
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (d)	4,502,601	15,905,438
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	9,116,000	8,705,780
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	1,164,000	2,024,778
ON Semiconductor Corp 0% 5/1/2027 (r)	2,162,000	2,911,133
Wolfspeed Inc 2.5% 6/15/2031	911,000	1,540,159
Wolfspeed Inc 2.5% 6/15/2031 (p)	201,000	339,816
		6,815,886
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030	4,319,000	5,858,724
Terawulf Inc 0% 5/1/2032 (p)(r)	3,595,000	3,942,277
		9,801,001
TOTAL INFORMATION TECHNOLOGY		16,616,887
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	3,319,000	3,547,347
TOTAL UNITED STATES		44,775,452
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $33,880,876)		49,534,055

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Whirlpool Corp Series A, 8.5%	65,037	3,193,967
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (k)	157,072	4,426,289
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (d)(e)	66,700	1,689,511
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (d)(e)	20,200	523,180
		2,212,691
TOTAL FINANCIALS		6,638,980
Information Technology - 0.0%
Software - 0.0%
Oracle Corp Series D 6.5%	84,222	3,863,263
Real Estate - 0.0%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	20,725	524,343
TOTAL UNITED STATES		14,220,553
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,621,703)		14,220,553

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (p)		2,170,000	2,188,310
Angola Republic 8.75% 4/14/2032 (p)		795,000	779,940
Angola Republic 9.244% 1/15/2031 (p)		640,000	649,626
Angola Republic 9.375% 5/8/2048 (p)		1,840,000	1,658,300
Angola Republic 9.875% 10/15/2035 (p)		685,000	697,450
TOTAL ANGOLA			5,973,626
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (o)		16,132,094	13,656,515
Argentine Republic 1% 7/9/2029		2,470,299	2,179,273
Argentine Republic 3.5% 7/9/2041 (o)		3,950,000	2,759,213
Argentine Republic 4.125% 7/9/2035 (o)		15,818,323	11,897,356
Argentine Republic 5% 1/9/2038 (o)		7,772,281	6,110,218
TOTAL ARGENTINA			36,602,575
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (p)		1,030,000	948,888
Republic of Armenia 6.75% 3/12/2035 (p)		2,280,000	2,415,386
TOTAL ARMENIA			3,364,274
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (p)		1,720,000	1,924,904
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (p)		790,000	745,989
Bahrain Kingdom 5.875% 2/6/2034 (p)		915,000	910,425
Bahrain Kingdom 6.625% 10/6/2037 (p)		685,000	667,872
Bahrain Kingdom 7.1% 2/3/2038 (p)		1,325,000	1,330,300
Bahrain Kingdom 7.5% 2/12/2036 (p)		580,000	611,320
TOTAL BAHRAIN			4,265,906
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (p)		2,655,000	2,783,793
Republic of Benin 8.375% 1/23/2041 (p)		430,000	457,111
TOTAL BENIN			3,240,904
BERMUDA - 0.0%
Republic of Bermuda 2.375% 8/20/2030 (p)		385,000	353,358
Republic of Bermuda 3.375% 8/20/2050 (p)		630,000	445,133
Republic of Bermuda 3.717% 1/25/2027 (p)		2,220,000	2,213,063
Republic of Bermuda 4.75% 2/15/2029 (p)		965,000	978,857
Republic of Bermuda 5% 7/15/2032 (p)		1,040,000	1,061,918
TOTAL BERMUDA			5,052,329
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		2,310,000	2,226,840
Federative Republic of Brazil 5.625% 2/21/2047		1,700,000	1,481,431
Federative Republic of Brazil 6% 10/20/2033		1,900,000	1,942,275
Federative Republic of Brazil 6.25% 5/22/2036		1,320,000	1,332,540
Federative Republic of Brazil 6.625% 3/15/2035		1,010,000	1,060,499
Federative Republic of Brazil 7.125% 1/20/2037		2,250,000	2,498,738
Federative Republic of Brazil 7.250% 1/12/2056		1,345,000	1,366,520
Federative Republic of Brazil 8.25% 1/20/2034		2,809,000	3,276,699
TOTAL BRAZIL			15,185,542
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	1,600,000	1,092,099
Canadian Government 2% 6/1/2032	CAD	1,150,000	802,123
Canadian Government 2.75% 6/1/2033	CAD	2,150,000	1,556,823
Canadian Government 3% 6/1/2034	CAD	700,000	512,665
TOTAL CANADA			3,963,710
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		4,855,000	4,471,455
Chilean Republic 2.75% 1/31/2027		790,000	779,730
Chilean Republic 3.1% 1/22/2061		3,325,000	2,150,610
Chilean Republic 3.5% 1/31/2034		520,000	485,160
Chilean Republic 4% 1/31/2052		455,000	371,394
Chilean Republic 4.34% 3/7/2042		915,000	835,166
Chilean Republic 5.33% 1/5/2054		1,440,000	1,432,440
TOTAL CHILE			10,525,955
COLOMBIA - 0.1%
Colombian Republic 3% 1/30/2030		2,720,000	2,447,456
Colombian Republic 3.125% 4/15/2031		1,455,000	1,262,576
Colombian Republic 3.25% 4/22/2032		1,245,000	1,052,648
Colombian Republic 4.125% 5/15/2051		600,000	376,980
Colombian Republic 5% 6/15/2045		2,580,000	1,902,750
Colombian Republic 5.2% 5/15/2049		1,660,000	1,224,250
Colombian Republic 5.375% 1/21/2029		1,380,000	1,377,240
Colombian Republic 6.125% 1/18/2041		105,000	93,239
Colombian Republic 6.125% 1/21/2031		500,000	498,750
Colombian Republic 6.5% 1/21/2033		800,000	795,200
Colombian Republic 7.375% 4/25/2030		935,000	982,124
Colombian Republic 7.375% 9/18/2037		630,000	641,727
Colombian Republic 7.5% 2/2/2034		630,000	654,255
Colombian Republic 8% 11/14/2035		6,825,000	7,283,981
Colombian Republic 8% 4/20/2033		1,040,000	1,113,320
Colombian Republic 8.5% 4/25/2035		1,050,000	1,152,638
Colombian Republic 8.75% 11/14/2053		1,455,000	1,598,027
TOTAL COLOMBIA			24,457,161
COSTA RICA - 0.0%
Republic of Costa Rica 5.625% 4/30/2043 (p)		785,000	767,958
Republic of Costa Rica 6.125% 2/19/2031 (p)		530,000	556,235
Republic of Costa Rica 6.55% 4/3/2034 (p)		435,000	472,301
Republic of Costa Rica 7.3% 11/13/2054 (p)		1,245,000	1,422,152
TOTAL COSTA RICA			3,218,646
COTE D'IVOIRE - 0.0%
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (p)		2,990,000	2,961,595
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (p)		1,772,000	1,792,272
Cote d'Ivoire Treasury Bill 6.75% 2/25/2041 (p)		1,275,000	1,216,350
Cote d'Ivoire Treasury Bill 8.075% 4/1/2036 (p)		1,060,000	1,142,828
TOTAL COTE D'IVOIRE			7,113,045
DOMINICAN REPUBLIC - 0.0%
Dominican Republic 4.5% 1/30/2030 (p)		1,125,000	1,100,250
Dominican Republic 4.875% 9/23/2032 (p)		5,535,000	5,313,600
Dominican Republic 5.75% 3/17/2034 (p)		785,000	783,427
Dominican Republic 5.95% 1/25/2027 (p)		1,881,000	1,900,329
Dominican Republic 6% 7/19/2028 (p)		1,011,000	1,039,308
Dominican Republic 6.5% 2/15/2048 (p)		635,000	640,199
Dominican Republic 6.6% 6/1/2036 (p)		816,000	858,432
Dominican Republic 6.85% 1/27/2045 (p)		1,143,000	1,194,435
Dominican Republic 7.05% 2/3/2031 (p)		1,725,000	1,852,219
Dominican Republic 7.15% 2/24/2055 (p)		1,395,000	1,512,180
Dominican Republic 7.45% 4/30/2044 (p)		794,000	882,134
TOTAL DOMINICAN REPUBLIC			17,076,513
ECUADOR - 0.0%
Republic of Ecuador 6.9% 7/31/2030 (o)(p)		2,831,450	2,795,856
Republic of Ecuador 6.9% 7/31/2035 (o)(p)		3,915,000	3,552,265
Republic of Ecuador 8.75% 1/29/2034 (p)		1,615,000	1,629,535
Republic of Ecuador 9.25% 1/29/2039 (p)		620,000	630,540
TOTAL ECUADOR			8,608,196
EGYPT - 0.0%
Arab Republic of Egypt 7.0529% 1/15/2032 (p)		45,000	45,292
Arab Republic of Egypt 7.5% 1/31/2027 (p)		2,427,000	2,470,225
Arab Republic of Egypt 7.5% 2/16/2061 (p)		3,225,000	2,741,250
Arab Republic of Egypt 7.6003% 3/1/2029 (p)		1,765,000	1,850,497
Arab Republic of Egypt 7.625% 5/29/2032 (p)		1,110,000	1,138,028
Arab Republic of Egypt 7.903% 2/21/2048 (p)		1,891,000	1,705,682
Arab Republic of Egypt 8.5% 1/31/2047 (p)		1,586,000	1,514,630
Arab Republic of Egypt 8.7002% 3/1/2049 (p)		1,420,000	1,379,615
Egyptian Financial Co for Sovereign Taskeek/The 7.95% 10/7/2032 (p)		670,000	701,470
TOTAL EGYPT			13,546,689
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (p)		1,055,000	37,188
El Salvador Republic 7.1246% 1/20/2050 (p)		1,000,000	905,750
El Salvador Republic 7.625% 2/1/2041 (p)		230,000	229,902
El Salvador Republic 7.65% 6/15/2035 (p)		855,000	882,360
El Salvador Republic 9.25% 4/17/2030 (p)		1,055,000	1,142,038
El Salvador Republic 9.65% 11/21/2054 (p)		640,000	727,288
TOTAL EL SALVADOR			3,924,526
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (p)		830,000	686,045
Gabonese Republic 7% 11/24/2031 (p)		620,000	505,845
TOTAL GABON			1,191,890
GERMANY - 0.0%
German Federal Republic 3.25% 7/4/2042 (q)	EUR	3,140,000	3,795,537
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (p)(r)		79,207	68,316
Ghana Republic 0% 7/3/2026 (p)(r)		29,000	28,529
Ghana Republic 5% 7/3/2029 (o)(p)		876,969	858,544
Ghana Republic 5% 7/3/2035 (o)(p)		1,136,500	1,028,319
TOTAL GHANA			1,983,708
GUATEMALA - 0.0%
Republic of Guatemala 4.875% 2/13/2028 (p)		305,000	307,440
Republic of Guatemala 4.9% 6/1/2030 (p)		890,000	893,894
Republic of Guatemala 6.125% 6/1/2050 (p)		1,335,000	1,338,471
Republic of Guatemala 6.25% 8/15/2036 (p)		1,725,000	1,827,961
Republic of Guatemala 6.6% 6/13/2036 (p)		835,000	906,497
Republic of Guatemala 6.875% 8/15/2055 (p)		1,055,000	1,151,891
TOTAL GUATEMALA			6,426,154
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (p)		880,000	769,120
Hungary Government 3.125% 9/21/2051 (p)		1,660,000	1,051,635
Hungary Government 5.25% 6/16/2029 (p)		1,305,000	1,335,935
Hungary Government 5.5% 6/16/2034 (p)		1,745,000	1,788,625
Hungary Government 6.125% 5/22/2028 (p)		610,000	634,019
Hungary Government 6.25% 9/22/2032 (p)		615,000	660,578
Hungary Government 6.75% 9/23/2055 (p)		1,400,000	1,498,000
Hungary Government 6.75% 9/25/2052 (p)		430,000	468,226
TOTAL HUNGARY			8,206,138
INDONESIA - 0.2%
Indonesia Government 3.2% 9/23/2061		1,380,000	871,470
Indonesia Government 3.5% 2/14/2050		1,165,000	844,043
Indonesia Government 3.85% 10/15/2030		855,000	842,261
Indonesia Government 4.1% 4/24/2028		1,955,000	1,965,264
Indonesia Government 4.2% 10/15/2050		44,910,000	36,657,788
Indonesia Government 4.35% 1/11/2048		1,225,000	1,051,050
Indonesia Government 5.25% 1/17/2042 (p)		660,000	658,877
Indonesia Government 5.95% 1/8/2046 (p)		985,000	1,042,561
Indonesia Government 6.75% 1/15/2044 (p)		690,000	792,292
Indonesia Government 7.75% 1/17/2038 (p)		2,648,000	3,286,830
Indonesia Government 8.5% 10/12/2035 (p)		4,030,000	5,107,018
TOTAL INDONESIA			53,119,454
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		2,760,000	1,896,346
Israel Government 5% 1/13/2036		1,680,000	1,673,599
Israel Government 5.75% 3/12/2054		955,000	933,453
Israel Government 5.875% 1/13/2056		1,705,000	1,693,917
TOTAL ISRAEL			6,197,315
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		430,000	519,655
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	1,442,250,000	8,963,626
Japan Government Treasury Bills 0% 5/18/2026 (r)	JPY	996,100,000	6,368,299
TOTAL JAPAN			15,331,925
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (p)		640,000	632,320
Jordan Government 7.5% 1/13/2029 (p)		755,000	791,572
Jordan Government 7.75% 1/15/2028 (p)		825,000	862,125
TOTAL JORDAN			2,286,017
KENYA - 0.0%
Republic of Kenya 6.3% 1/23/2034 (p)		605,000	544,092
Republic of Kenya 7.875% 2/26/2034 (p)		550,000	541,749
Republic of Kenya 8.7% 2/26/2039 (p)		645,000	629,578
Republic of Kenya 8.8% 10/9/2038 (p)		625,000	618,438
Republic of Kenya 9.5% 3/5/2036 (p)		445,000	467,583
Republic of Kenya 9.75% 2/16/2031 (p)		1,485,000	1,626,075
TOTAL KENYA			4,427,515
LEBANON - 0.0%
Lebanon Republic 5.8% (j)(q)		1,814,000	528,781
Lebanon Republic 6.375% (j)(q)		961,000	280,131
Lebanon Republic 8.25% (j)(q)		2,625,000	770,438
TOTAL LEBANON			1,579,350
MEXICO - 0.2%
United Mexican States 2.659% 5/24/2031		1,235,000	1,112,735
United Mexican States 3.25% 4/16/2030		2,460,000	2,341,613
United Mexican States 3.5% 2/12/2034		2,315,000	2,026,783
United Mexican States 3.75% 1/11/2028		2,265,000	2,249,428
United Mexican States 3.75% 4/19/2071		3,325,000	2,001,650
United Mexican States 3.771% 5/24/2061		800,000	500,799
United Mexican States 4.5% 4/22/2029		905,000	910,860
United Mexican States 4.875% 5/19/2033		895,000	870,835
United Mexican States 5.375% 3/22/2033		1,240,000	1,244,464
United Mexican States 5.625% 2/9/2034		1,395,000	1,409,508
United Mexican States 5.75% 10/12/2110		1,615,000	1,371,620
United Mexican States 6% 5/7/2036		2,400,000	2,463,000
United Mexican States 6.05% 1/11/2040		1,810,000	1,821,602
United Mexican States 6.125% 2/9/2038		995,000	1,008,184
United Mexican States 6.338% 5/4/2053		1,260,000	1,222,137
United Mexican States 6.35% 2/9/2035		1,240,000	1,308,820
United Mexican States 6.4% 5/7/2054		770,000	752,597
United Mexican States 6.75% 2/9/2056		1,160,000	1,175,602
United Mexican States 6.875% 5/13/2037		910,000	985,530
United Mexican States 7.375% 5/13/2055		1,675,000	1,834,963
TOTAL MEXICO			28,612,730
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (p)		1,405,000	1,459,444
Mongolia Government 7.875% 6/5/2029 (p)		245,000	262,762
TOTAL MONGOLIA			1,722,206
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (p)		3,700,000	3,962,478
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (p)		1,735,000	1,892,885
MULTI-NATIONAL - 0.2%
European Union 3.375% 12/12/2035 (q)	EUR	17,148,000	20,961,321
European Union 3.75% 10/12/2045 (q)	EUR	2,690,000	3,219,545
European Union 4% 4/4/2044 (q)	EUR	4,905,000	6,106,997
TOTAL MULTI-NATIONAL			30,287,863
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (p)		4,410,000	4,445,853
Republic of Nigeria 6.5% 11/28/2027 (p)		600,000	609,186
Republic of Nigeria 7.143% 2/23/2030 (p)		1,650,000	1,701,051
Republic of Nigeria 7.696% 2/23/2038 (p)		1,110,000	1,108,268
Republic of Nigeria 7.875% 2/16/2032 (p)		1,840,000	1,926,830
Republic of Nigeria 9.1297% 1/13/2046 (p)		760,000	826,880
TOTAL NIGERIA			10,618,068
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (p)		2,185,000	2,239,996
Oman Sultanate 6% 8/1/2029 (p)		1,185,000	1,244,250
Oman Sultanate 6.25% 1/25/2031 (p)		895,000	960,335
Oman Sultanate 6.5% 3/8/2047 (p)		1,060,000	1,146,920
Oman Sultanate 6.75% 1/17/2048 (p)		2,034,000	2,240,695
Oman Sultanate 7% 1/25/2051 (p)		685,000	782,051
TOTAL OMAN			8,614,247
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (p)		2,270,000	2,267,730
Islamic Republic of Pakistan 6.875% 12/5/2027 (p)		1,525,000	1,536,590
Islamic Republic of Pakistan 7.375% 4/8/2031 (p)		2,260,000	2,231,750
TOTAL PAKISTAN			6,036,070
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		1,135,000	1,016,960
Panamanian Republic 5.227% 2/23/2034		1,845,000	1,843,878
Panamanian Republic 5.662% 2/23/2038		2,985,000	2,997,761
Panamanian Republic 6.4% 2/14/2035		1,005,000	1,076,099
Panamanian Republic 7.875% 3/1/2057		865,000	1,043,190
Panamanian Republic 8% 3/1/2038		915,000	1,090,451
TOTAL PANAMA			9,068,339
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (p)		1,045,000	943,531
Republic of Paraguay 4.95% 4/28/2031 (p)		793,000	808,662
Republic of Paraguay 5.4% 3/30/2050 (p)		930,000	877,920
Republic of Paraguay 6% 2/9/2036 (p)		560,000	601,999
Republic of Paraguay 6.65% 3/4/2055 (p)		650,000	713,050
TOTAL PARAGUAY			3,945,162
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		2,035,000	1,888,480
Peruvian Republic 3% 1/15/2034		1,130,000	992,988
Peruvian Republic 3.3% 3/11/2041		1,735,000	1,363,762
TOTAL PERU			4,245,230
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		1,655,000	1,106,781
Philippine Republic 2.95% 5/5/2045		430,000	306,160
Philippine Republic 5% 7/17/2033		920,000	947,600
Philippine Republic 5.5% 1/17/2048		805,000	810,031
Philippine Republic 5.6% 5/14/2049		1,075,000	1,092,738
Philippine Republic 5.609% 4/13/2033		825,000	877,594
Philippine Republic 5.95% 10/13/2047		1,320,000	1,398,364
TOTAL PHILIPPINES			6,539,268
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (p)		780,000	815,061
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (p)		1,805,000	1,908,788
Republic of Poland 5.5% 3/18/2054		1,110,000	1,086,290
Republic of Poland 5.5% 4/4/2053		585,000	571,855
Republic of Poland 5.75% 11/16/2032		1,500,000	1,618,125
TOTAL POLAND			6,000,119
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (p)		2,090,000	1,873,622
State of Qatar 4.625% 6/2/2046 (p)		3,535,000	3,327,319
State of Qatar 4.817% 3/14/2049 (p)		3,480,000	3,334,292
State of Qatar 5.103% 4/23/2048 (p)		3,255,000	3,248,685
State of Qatar 9.75% 6/15/2030 (p)		722,000	888,739
TOTAL QATAR			12,672,657
ROMANIA - 0.1%
Romanian Republic 2.124% 7/16/2031 (q)	EUR	875,000	934,387
Romanian Republic 3% 2/27/2027 (p)		1,076,000	1,062,550
Romanian Republic 3.625% 3/27/2032 (p)		1,206,000	1,121,580
Romanian Republic 4% 2/14/2051 (p)		1,365,000	986,172
Romanian Republic 4.625% 3/4/2033 (p)	EUR	2,570,000	3,029,120
Romanian Republic 5.75% 7/4/2036 (p)		1,995,000	1,989,015
Romanian Republic 5.75% 9/16/2030 (p)		1,396,000	1,449,481
Romanian Republic 5.875% 7/11/2032 (q)	EUR	3,450,000	4,363,915
Romanian Republic 6% 5/25/2034 (p)		1,020,000	1,051,875
Romanian Republic 6.375% 1/30/2034 (q)		1,670,000	1,763,762
Romanian Republic 6.375% 9/18/2033 (q)	EUR	1,010,000	1,307,207
Romanian Republic 6.625% 2/17/2028 (p)		610,000	635,602
Romanian Republic 7.125% 1/17/2033 (p)		780,000	861,845
Romanian Republic 7.5% 2/10/2037 (p)		2,112,000	2,392,495
TOTAL ROMANIA			22,949,006
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (p)		1,800,000	1,688,058
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (p)		2,285,000	1,978,422
Kingdom of Saudi Arabia 3.25% 10/22/2030 (p)		10,790,000	10,346,315
Kingdom of Saudi Arabia 3.45% 2/2/2061 (p)		4,585,000	2,994,005
Kingdom of Saudi Arabia 3.75% 1/21/2055 (p)		1,250,000	901,172
Kingdom of Saudi Arabia 4.375% 1/12/2031 (p)		985,000	986,359
Kingdom of Saudi Arabia 4.5% 10/26/2046 (p)		2,465,000	2,120,516
Kingdom of Saudi Arabia 4.5% 4/22/2060 (p)		7,675,000	6,174,682
Kingdom of Saudi Arabia 4.625% 10/4/2047 (p)		1,355,000	1,179,189
Kingdom of Saudi Arabia 4.875% 1/12/2036 (p)		1,025,000	1,029,100
TOTAL SAUDI ARABIA			27,709,760
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (p)		1,150,000	709,481
Republic of Senegal 6.75% 3/13/2048 (p)		735,000	413,901
TOTAL SENEGAL			1,123,382
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (p)		2,015,000	1,790,532
Republic of Serbia 6% 6/12/2034 (p)		750,000	789,685
Republic of Serbia 6.5% 9/26/2033 (p)		1,650,000	1,796,412
TOTAL SERBIA			4,376,629
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		1,010,000	1,018,585
South African Republic 4.85% 9/30/2029		620,000	622,015
South African Republic 5% 10/12/2046		1,415,000	1,103,700
South African Republic 5.65% 9/27/2047		760,000	641,440
South African Republic 5.75% 9/30/2049		2,045,000	1,720,356
South African Republic 5.875% 4/20/2032		1,415,000	1,461,872
South African Republic 6.125% 12/11/2037 (p)		505,000	497,930
South African Republic 7.1% 11/19/2036 (p)		1,755,000	1,887,064
South African Republic 7.25% 12/11/2055 (p)		670,000	670,000
TOTAL SOUTH AFRICA			9,622,962
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (o)(p)		822,214	819,747
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (o)(p)		3,005,850	2,805,023
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (o)(p)		1,125,971	1,119,350
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (o)(p)		562,748	560,497
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (o)(p)		310,852	253,966
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (p)		592,955	575,907
TOTAL SRI LANKA			6,134,490
TRINIDAD & TOBAGO - 0.0%
Republic of Trinidad & Tobago 6.5% 1/28/2036 (p)		980,000	991,515
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		2,035,000	2,032,456
Turkish Republic 4.875% 10/9/2026		3,940,000	3,952,354
Turkish Republic 4.875% 4/16/2043		2,105,000	1,601,063
Turkish Republic 5.125% 2/17/2028		1,445,000	1,450,867
Turkish Republic 5.25% 3/13/2030		1,055,000	1,041,707
Turkish Republic 5.75% 5/11/2047		3,093,000	2,527,754
Turkish Republic 5.875% 6/26/2031		1,330,000	1,323,350
Turkish Republic 6% 1/14/2041		3,615,000	3,243,342
Turkish Republic 6% 3/25/2027		440,000	446,172
Turkish Republic 6.3% 3/14/2033		815,000	805,016
Turkish Republic 6.625% 2/17/2045		1,020,000	936,360
Turkish Republic 6.8% 11/4/2036		1,890,000	1,890,000
Turkish Republic 6.875% 1/14/2038		1,705,000	1,698,180
Turkish Republic 7.125% 7/17/2032		880,000	917,673
Turkish Republic 7.25% 5/29/2032		815,000	856,003
Turkish Republic 7.625% 5/15/2034		990,000	1,060,290
Turkish Republic 9.125% 7/13/2030		1,120,000	1,268,747
Turkish Republic 9.375% 1/19/2033		3,315,000	3,858,661
Turkish Republic 9.375% 3/14/2029		2,840,000	3,160,380
Turkish Republic 9.875% 1/15/2028		3,115,000	3,387,967
TOTAL TURKEY			37,458,342
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (o)(p)		425,061	272,888
Ukraine Government 0% 2/1/2034 (o)(p)		1,588,395	778,314
Ukraine Government 0% 2/1/2035 (o)(p)		1,822,305	1,032,336
Ukraine Government 0% 2/1/2036 (o)(p)		1,118,587	631,442
Ukraine Government 4% 2/1/2032 (o)(p)		1,306,500	1,012,538
Ukraine Government 4.5% 2/1/2029 (o)(p)		2,180,999	1,669,555
Ukraine Government 4.5% 2/1/2034 (o)(p)		2,515,444	1,562,091
Ukraine Government 4.5% 2/1/2035 (o)(p)		1,408,878	855,189
Ukraine Government 4.5% 2/1/2036 (o)(p)		946,169	567,701
TOTAL UKRAINE			8,382,054
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (p)		3,520,000	2,416,550
Emirate of Abu Dhabi 3.125% 9/30/2049 (p)		5,230,000	3,742,171
Emirate of Abu Dhabi 3.875% 4/16/2050 (p)		2,400,000	1,930,104
Emirate of Abu Dhabi 5.5% 4/30/2054 (p)		1,425,000	1,458,844
Emirate of Dubai 3.9% 9/9/2050 (q)		3,695,000	2,773,559
Emirate of Dubai 5.25% 1/30/2043 (q)		890,000	891,388
TOTAL UNITED ARAB EMIRATES			13,212,616
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		2,260,000	2,171,860
Uruguay Republic 5.75% 10/28/2034		1,080,000	1,160,244
TOTAL URUGUAY			3,332,104
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (p)		725,000	683,197
Republic of Uzbekistan 3.9% 10/19/2031 (p)		495,000	465,145
TOTAL UZBEKISTAN			1,148,342
VENEZUELA - 0.0%
Venezuela Republic 11.95% (j)(q)		1,641,700	750,257
Venezuela Republic 12.75% (j)(q)		450,400	208,535
Venezuela Republic 9.25% (j)		10,096,000	4,492,720
TOTAL VENEZUELA			5,451,512
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (p)		2,047,927	1,498,181
Republic of Zambia 5.75% 6/30/2033 (o)(p)		153,970	149,736
TOTAL ZAMBIA			1,647,917
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $542,841,708)			552,555,170

Non-Convertible Corporate Bonds - 21.6%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.25% 1/22/2031 (p)		1,050,000	1,058,549
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (p)		945,000	971,280
Tecpetrol SA 7.625% 11/3/2030 (p)		1,015,000	1,030,047
YPF SA 8.25% 1/17/2034 (p)		945,000	973,161

TOTAL ARGENTINA			2,974,488
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (d)(q)	GBP	3,500,000	4,758,943
Commonwealth Bank of Australia 2.688% 3/11/2031 (p)		1,856,000	1,716,330
Commonwealth Bank of Australia 3.61% 9/12/2034 (d)(p)		9,644,000	9,398,721
Commonwealth Bank of Australia 3.788% 8/26/2037 (d)(q)	EUR	3,000,000	3,565,608
National Australia Bank Ltd 3.612% 1/22/2036 (d)(q)	EUR	2,700,000	3,207,892
Westpac Banking Corp 4.11% 7/24/2034 (d)		13,519,000	13,402,758
			36,050,252
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (q)	EUR	985,000	1,105,977
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (d)(q)	GBP	3,020,000	3,876,665
TOTAL FINANCIALS			41,032,894
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 7% 4/1/2031 (p)		1,115,000	1,172,991
Mineral Resources Ltd 8% 11/1/2027 (p)		3,177,000	3,246,784
Mineral Resources Ltd 8.5% 5/1/2030 (p)		2,475,000	2,560,429
Mineral Resources Ltd 9.25% 10/1/2028 (p)		1,630,000	1,707,184
TOTAL MATERIALS			8,687,388
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	3,540,000	2,616,484
TOTAL AUSTRALIA			52,336,766
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (q)	EUR	1,160,000	1,373,953
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (q)	EUR	850,000	1,041,438
TOTAL AUSTRIA			2,415,391
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (p)		3,096,000	3,101,418
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (q)		950,000	1,026,323

TOTAL AZERBAIJAN			4,127,741
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (p)		2,177,000	2,234,952
Bapco Energies BSC Closed 8.375% 11/7/2028 (p)		910,000	968,131

TOTAL BAHRAIN			3,203,083
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (p)		3,373,000	2,723,698
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (q)	EUR	3,500,000	4,306,948
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (q)	EUR	4,200,000	5,098,188
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (q)	EUR	2,100,000	2,508,063
TOTAL BELGIUM			11,913,199
BRAZIL - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc 4.9% 1/15/2033		1,380,000	1,374,480
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (p)		685,000	636,511
Minerva Luxembourg SA 8.875% 9/13/2033 (p)		1,890,000	2,064,466
NBM US Holdings Inc 6.625% 8/6/2029 (p)		2,015,000	2,035,996
			4,736,973
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (p)		3,005,000	2,735,301
TOTAL CONSUMER STAPLES			7,472,274
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (p)		1,233,889	1,209,067
Yinson Boronia Production BV 8.947% 7/31/2042 (p)		2,423,793	2,665,905
			3,874,972
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (p)		2,587,111	2,223,299
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (p)		1,680,000	1,651,062
			3,874,361
TOTAL ENERGY			7,749,333
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (j)(p)		8,835,000	1,656,563
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (p)		631,488	671,824
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (p)		1,730,000	1,737,976
TOTAL INDUSTRIALS			4,066,363
Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (p)		895,000	339,590
Braskem Netherlands Finance BV 7.25% 2/13/2033 (p)		3,230,000	1,332,375
Braskem Netherlands Finance BV 8% 10/15/2034 (p)		815,000	334,663
Braskem Netherlands Finance BV 8.5% 1/12/2031 (p)		1,285,000	545,354
			2,551,982
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (p)		1,710,000	1,465,898
CSN Resources SA 5.875% 4/8/2032 (p)		970,000	691,125
CSN Resources SA 8.875% 12/5/2030 (p)		1,185,000	984,735
ERO Copper Corp 6.5% 2/15/2030 (p)		3,221,000	3,237,105
Nexa Resources SA 6.6% 4/8/2037 (p)		865,000	924,537
Nexa Resources SA 6.75% 4/9/2034 (p)		885,000	958,013
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (d)(p)		9,691,706	9,737,072
Usiminas International Sarl 7.5% 1/27/2032 (p)		2,120,000	2,183,600
Vale Overseas Ltd 6% 2/25/2056 (d)(p)		1,155,000	1,177,593
Vale Overseas Ltd 6.4% 6/28/2054		1,870,000	1,950,092
			23,309,770
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (p)		1,620,000	1,707,796
Suzano Austria GmbH 3.75% 1/15/2031		930,000	886,529
Suzano Austria GmbH 5% 1/15/2030		2,685,000	2,706,826
Suzano Netherlands BV 5.5% 1/15/2036		1,725,000	1,743,113
			7,044,264
TOTAL MATERIALS			32,906,016
TOTAL BRAZIL			53,568,466
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (p)		3,825,000	3,830,049
Golar LNG Ltd 7.75% 9/19/2029 (p)(q)		3,000,000	3,023,940

TOTAL CAMEROON			6,853,989
CANADA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (d)		2,080,000	2,147,846
TELUS Corp 7% 10/15/2055 (d)		1,040,000	1,097,465
			3,245,311
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (d)		1,162,000	1,215,245
Rogers Communications Inc 7.125% 4/15/2055 (d)		1,162,000	1,230,999
			2,446,244
TOTAL COMMUNICATION SERVICES			5,691,555
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (p)		790,000	758,642
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (p)		2,540,000	2,528,969
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (p)		3,420,000	3,480,445
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (p)		1,985,000	2,041,499
			8,809,555
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (p)		2,891,000	2,909,534
TOTAL CONSUMER DISCRETIONARY			11,719,089
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030		23,000,000	21,983,401
Canadian Natural Resources Ltd 5.85% 2/1/2035		6,942,000	7,429,022
Cenovus Energy Inc 3.75% 2/15/2052		3,670,000	2,659,018
Cenovus Energy Inc 4.65% 3/20/2031		7,070,000	7,159,713
Cenovus Energy Inc 5.25% 6/15/2037		9,640,000	9,608,322
Cenovus Energy Inc 5.4% 3/20/2036		5,441,000	5,542,278
Cenovus Energy Inc 5.4% 6/15/2047		2,422,000	2,277,545
Cenovus Energy Inc 6.75% 11/15/2039		969,000	1,083,249
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)		2,250,000	2,388,236
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (d)		349,000	363,677
TOTAL ENERGY			60,494,461
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (d)(q)	EUR	7,535,000	8,978,655
Bank of Nova Scotia/The 4.338% 9/15/2031 (d)		1,100,000	1,103,917
Royal Bank of Canada 3.125% 9/27/2031 (d)(q)	EUR	3,540,000	4,210,764
Toronto Dominion Bank 3.357% 9/22/2032 (q)	EUR	3,585,000	4,242,483
			18,535,819
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (p)		1,590,000	1,583,958
TOTAL FINANCIALS			20,119,777
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (p)		815,000	852,172
Bausch Health Cos Inc 4.875% 6/1/2028 (p)		844,000	785,452
Bausch Health Cos Inc 5.25% 1/30/2030 (p)		1,130,000	791,000
TOTAL HEALTH CARE			2,428,624
Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (p)		1,615,000	1,701,795
Bombardier Inc 7% 6/1/2032 (p)		595,000	626,768
Bombardier Inc 7.25% 7/1/2031 (p)		2,360,000	2,510,835
			4,839,398
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (p)		2,880,000	3,000,128
TOTAL INDUSTRIALS			7,839,526
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		5,342,000	5,362,922
Methanex Corp 5.25% 12/15/2029		510,000	514,313
Methanex Corp 5.65% 12/1/2044		3,657,000	3,329,197
			9,206,432
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (p)		2,120,000	2,190,884
Champion Iron Canada Inc 7.875% 7/15/2032 (p)		830,000	882,776
Hudbay Minerals Inc 4.5% 4/1/2026 (p)		1,780,000	1,778,844
			4,852,504
TOTAL MATERIALS			14,058,936
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		5,152,000	5,141,561
TransAlta Corp 5.875% 2/1/2034		3,175,000	3,194,844
TransAlta Corp 6.5% 3/15/2040		2,115,000	2,135,566
TOTAL UTILITIES			10,471,971
TOTAL CANADA			132,823,939
CHILE - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (p)		565,000	558,175
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (p)		730,000	766,292
Empresa Nacional del Petroleo 6.15% 5/10/2033 (p)		1,065,000	1,129,693
TOTAL ENERGY			1,895,985
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA 5.625% 4/22/2056 (d)(p)		1,585,000	1,604,416
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (p)		2,510,000	2,280,109
Antofagasta PLC 5.625% 9/9/2035 (p)		1,400,000	1,453,129
Antofagasta PLC 5.625% 5/13/2032 (p)		665,000	695,637
Corp Nacional del Cobre de Chile 3% 9/30/2029 (p)		290,000	277,765
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (p)		1,100,000	1,056,578
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (p)		3,820,000	2,771,658
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (p)		790,000	807,076
Corp Nacional del Cobre de Chile 5.529% 1/30/2037 (p)		970,000	995,201
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (p)		900,000	953,222
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (p)		1,150,000	1,208,127
Corp Nacional del Cobre de Chile 6.33% 1/13/2035 (p)		700,000	756,305
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (p)		930,000	1,015,855
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (p)		865,000	951,954
			15,222,616
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (p)		835,000	853,253
Inversiones CMPC SA 3% 4/6/2031 (p)		1,080,000	962,550
Inversiones CMPC SA 6.125% 2/26/2034 (p)		700,000	713,395
			2,529,198
TOTAL MATERIALS			19,356,230
Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (p)		664,703	687,303
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (p)		623,500	654,482
TOTAL UTILITIES			1,341,785
TOTAL CHILE			23,152,175
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.061% 7/13/2031 (p)		1,585,000	1,457,772
Prosus NV 3.68% 1/21/2030 (p)		1,370,000	1,326,338
Prosus NV 4.027% 8/3/2050 (p)		2,355,000	1,673,522
Prosus NV 4.193% 1/19/2032 (p)		720,000	697,050
TOTAL CONSUMER DISCRETIONARY			5,154,682
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (p)		2,045,000	2,053,609
TOTAL CHINA			7,208,291
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (p)		3,125,000	2,921,094
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (p)		1,503,000	1,487,939
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% (j)(p)		14,684,000	4,331,780
Ecopetrol SA 4.625% 11/2/2031		950,000	851,438
Ecopetrol SA 8.375% 1/19/2036		870,000	893,925
Ecopetrol SA 8.875% 1/13/2033		5,560,000	5,904,164
Geopark Ltd 5.5% 1/17/2027 (p)		1,720,000	1,646,900
Geopark Ltd 8.75% 1/31/2030 (p)		1,590,000	1,510,182
Gran Tierra Energy Inc 9.75% 4/15/2031 (p)		3,469,000	2,792,545
			17,930,934
TOTAL ENERGY			19,418,873
Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (d)		1,080,000	1,153,855
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (p)		2,150,000	2,250,658
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (p)		7,608,000	7,151,520
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (p)		785,000	819,512
Termocandelaria Power SA 7.75% 9/17/2031 (p)		1,490,000	1,546,814
TOTAL UTILITIES			9,517,846
TOTAL COLOMBIA			35,262,326
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (p)		1,445,000	1,504,381
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (p)		1,395,000	1,482,620
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (p)		2,350,000	2,428,091
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (p)		1,785,000	1,870,055
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (q)	EUR	1,600,000	1,567,274
TOTAL CZECH REPUBLIC			3,437,329
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (q)	EUR	1,930,000	2,296,202
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (q)	EUR	1,325,000	1,637,583
TOTAL CONSUMER STAPLES			3,933,785
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (d)(q)	EUR	6,730,000	8,244,009
Jyske Bank A/S 5.125% 5/1/2035 (d)(q)	EUR	1,323,000	1,652,806
TOTAL FINANCIALS			9,896,815
TOTAL DENMARK			13,830,600
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (p)		1,095,000	1,149,181
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (p)		3,317,000	3,460,945
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (p)		830,000	825,468
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (q)	EUR	1,000,000	1,148,242
Citycon Treasury BV 5.375% 7/8/2031 (q)	EUR	1,000,000	1,143,249
TOTAL REAL ESTATE			2,291,491
TOTAL FINLAND			6,577,904
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 6.5% 10/15/2031 (p)		4,935,217	4,744,055
Altice France SA 6.5% 4/15/2032 (p)		8,222,567	7,874,803
Altice France SA 6.875% 10/15/2030 (p)		3,571,649	3,462,414
Altice France SA 6.875% 7/15/2032 (p)		1,596,799	1,532,965
Orange SA 4.75% 1/13/2033 (p)		2,135,000	2,159,897
Orange SA 5% 1/13/2036 (p)		2,135,000	2,144,387
			21,918,521
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (q)	EUR	1,800,000	2,129,967
TOTAL COMMUNICATION SERVICES			24,048,488
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (p)		2,025,000	2,080,896
Valeo SE 4.625% 3/23/2032 (q)	EUR	1,100,000	1,321,838
			3,402,734
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (d)(q)	EUR	1,300,000	1,584,365
RCI Banque SA 5.5% 10/9/2034 (d)(q)	EUR	1,900,000	2,374,247
			3,958,612
TOTAL CONSUMER DISCRETIONARY			7,361,346
Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (q)	EUR	2,500,000	2,943,292
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (p)		5,106,000	5,421,444
Viridien 10% 10/15/2030 (p)		1,800,000	1,930,170
TOTAL ENERGY			7,351,614
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 3.945% 2/18/2037 (d)(q)	EUR	6,300,000	7,500,244
BNP Paribas SA 5.786% 1/13/2033 (d)(p)		32,823,000	34,764,393
BPCE SA 5.716% 1/18/2030 (d)(p)		2,250,000	2,337,544
BPCE SA 7.003% 10/19/2034 (d)(p)		1,959,000	2,201,616
Societe Generale SA 5.5% 4/13/2029 (d)(p)		22,413,000	22,998,548
Societe Generale SA 6.691% 1/10/2034 (d)(p)		1,700,000	1,866,815
			71,669,160
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (p)		2,375,000	2,437,900
Iliad Holding SAS 8.5% 4/15/2031 (p)		2,565,000	2,748,339
			5,186,239
TOTAL FINANCIALS			76,855,399
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement SAS 0.625% 9/16/2028 (q)	EUR	1,560,000	1,737,119
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.5% 1/25/2035 (q)	GBP	1,700,000	2,296,497
Electricite de France SA 6.125% 6/2/2034 (q)	GBP	2,400,000	3,401,283
			5,697,780
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (q)	EUR	1,400,000	1,689,604
Engie SA 4.25% 9/6/2034 (q)	EUR	2,000,000	2,499,969
Veolia Environnement SA 3.324% 6/17/2032 (q)	EUR	3,500,000	4,165,661
			8,355,234
TOTAL UTILITIES			14,053,014
TOTAL FRANCE			134,350,272
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (p)		1,185,000	1,208,700
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (p)		520,000	497,900
TOTAL GEORGIA			1,706,600
GERMANY - 0.5%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (q)	EUR	1,200,000	1,424,649
Schaeffler AG 5.375% 4/1/2031 (q)	EUR	1,200,000	1,506,392
ZF Europe Finance BV 4.75% 1/31/2029 (q)	EUR	1,300,000	1,560,796
ZF Europe Finance BV 5.5% 2/17/2032 (q)	EUR	1,800,000	2,128,260
ZF Europe Finance BV 7% 6/12/2030 (q)	EUR	1,100,000	1,396,543
ZF North America Capital Inc 6.75% 4/23/2030 (p)		2,125,000	2,148,703
ZF North America Capital Inc 6.875% 4/23/2032 (p)		1,210,000	1,213,990
ZF North America Capital Inc 7.125% 4/14/2030 (p)		1,040,000	1,066,649
ZF North America Capital Inc 7.5% 3/24/2031 (p)		820,000	845,103
TOTAL CONSUMER DISCRETIONARY			13,291,085
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (q)	EUR	1,360,000	1,687,037
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (q)	EUR	2,900,000	3,460,824
Financials - 0.3%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (d)(q)	EUR	1,400,000	1,683,596
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (d)(q)	EUR	1,400,000	1,662,511
Volkswagen Bank GmbH 3.5% 6/19/2031 (q)	EUR	2,200,000	2,630,303
			5,976,410
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (d)		60,841,000	57,884,935
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (d)		10,000,000	10,424,497
			68,309,432
Financial Services - 0.0%
KfW 0.375% 5/20/2036 (q)	EUR	660,000	610,620
KfW 0.75% 1/15/2029 (q)	EUR	8,640,000	9,801,613
KfW 2.625% 11/15/2032 (q)	EUR	1,170,000	1,388,198
			11,800,431
TOTAL FINANCIALS			86,086,273
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance LLC 6.375% 11/21/2030 (p)		3,850,000	4,146,804
Bayer US Finance LLC 6.5% 11/21/2033 (p)		7,640,000	8,373,778
TOTAL HEALTH CARE			12,520,582
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (p)		5,360,000	5,357,824
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Infineon Technologies AG 3.5% 2/16/2034 (q)	EUR	2,300,000	2,737,385
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (k)	EUR	400,000	472,640
Accentro Real Estate AG 10% 12/30/2027 pay-in-kind	EUR	1,423,207	1,800,672
Accentro Real Estate AG 5.625% 12/30/2034 pay-in-kind (d)(q)	EUR	4,488,713	1,432,043
Sirius Real Estate Ltd 4% 1/22/2032 (q)	EUR	2,100,000	2,507,710
TOTAL REAL ESTATE			6,213,065
Utilities - 0.2%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (q)	EUR	2,500,000	2,978,582
Amprion GmbH 3.625% 5/21/2031 (q)	EUR	1,000,000	1,214,281
Amprion GmbH 3.875% 6/5/2036 (q)	EUR	2,700,000	3,239,064
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (d)(q)	EUR	3,400,000	3,844,871
EnBW International Finance BV 3.75% 11/20/2035 (q)	EUR	4,845,000	5,828,605
EnBW International Finance BV 5.7923% 2/26/2036 (q)	AUD	3,140,000	2,228,257
			19,333,660
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (p)		4,265,000	4,275,718
RWE Finance US LLC 5.875% 4/16/2034 (p)		4,881,000	5,181,633
			9,457,351
TOTAL UTILITIES			28,791,011
TOTAL GERMANY			160,145,086
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Gta Holdings 11.25% 1/29/2031 (p)(q)		800,000	814,250
Kosmos Energy Ltd 7.5% 3/1/2028 (p)		1,740,000	1,502,925
Kosmos Energy Ltd 8.75% 10/1/2031 (p)		6,035,000	4,526,250
Tullow Oil PLC 10.25% 5/15/2026 (p)		5,308,000	4,705,011

TOTAL GHANA			11,548,436
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (p)		5,450,000	5,617,320
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (p)		2,070,000	2,134,688
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (p)		2,520,000	2,419,805
Millicom International Cellular SA 4.5% 4/27/2031 (p)		3,085,000	2,870,729
Millicom International Cellular SA 5.125% 1/15/2028 (p)		549,000	546,090
Millicom International Cellular SA 7.375% 4/2/2032 (p)		2,850,000	2,941,367
TOTAL COMMUNICATION SERVICES			8,777,991
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (p)		1,700,000	1,679,770
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (p)		1,295,000	1,312,797
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (p)		1,919,000	1,925,601
TOTAL UTILITIES			3,238,398
TOTAL GUATEMALA			13,696,159
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (d)(q)		6,560,000	6,337,132
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (p)		540,000	555,525
OTP Bank Nyrt 8.75% 5/15/2033 (d)(q)		650,000	695,299
TOTAL FINANCIALS			1,250,824
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (q)		520,000	553,800
TOTAL HUNGARY			1,804,624
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (p)		1,235,000	1,259,700
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (p)		950,000	959,991
TOTAL INDIA			2,219,691
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (p)		2,195,000	2,204,614
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (p)		1,995,000	2,072,306
Pertamina Persero PT 4.175% 1/21/2050 (p)		1,425,000	1,100,813
TOTAL ENERGY			5,377,733
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (p)		580,000	582,552
Freeport Indonesia PT 5.315% 4/14/2032 (p)		2,305,000	2,352,310
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (p)		3,310,000	3,408,503
TOTAL MATERIALS			6,343,365
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (p)		775,000	785,943
TOTAL INDONESIA			12,507,041
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		15,103,000	14,956,836
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		15,819,000	15,389,026
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		26,922,000	25,158,623
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		49,188,000	50,425,847
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)		1,991,000	2,064,032
			107,994,364
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (p)		2,470,000	2,509,075
GGAM Finance Ltd 6.875% 4/15/2029 (p)		765,000	788,007
GGAM Finance Ltd 8% 6/15/2028 (p)		4,664,000	4,903,460
			8,200,542
TOTAL FINANCIALS			116,194,906
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (p)		5,430,000	5,429,275
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (p)		16,881,000	16,882,046
Avolon Holdings Funding Ltd 4.7% 1/30/2031 (p)		25,200,000	25,287,983
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (p)		1,059,000	1,049,648
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (p)		2,440,000	2,498,691
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (p)		13,121,000	13,571,100
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (p)		26,728,000	27,857,113
TOTAL INDUSTRIALS			92,575,856
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	620,000	742,259
TOTAL IRELAND			209,513,021
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (p)(q)		805,000	795,763
Energean Israel Finance Ltd 5.875% 3/30/2031 (p)(q)		600,000	576,799
Energean Israel Finance Ltd 8.5% 9/30/2033 (p)(q)		800,000	844,012
Leviathan Bond Ltd 6.5% 6/30/2027 (p)(q)		1,885,000	1,896,310
Leviathan Bond Ltd 6.75% 6/30/2030 (p)(q)		760,000	783,177
TOTAL ENERGY			4,896,061
Financials - 0.0%
Banks - 0.0%
Bank Hapoalim BM 5.252% 1/14/2033 (p)(q)		1,025,000	1,036,138
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,451,000	1,440,365
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		1,320,000	1,320,380
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		2,180,000	2,313,312
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		1,535,000	1,678,636
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,585,000	1,644,693
TOTAL HEALTH CARE			8,397,386
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (p)(q)		925,000	873,275
TOTAL ISRAEL			15,202,860
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 3.875% 7/14/2027 (p)		5,666,000	5,658,264
Intesa Sanpaolo SpA 4.198% 6/1/2032 (d)(p)		4,469,000	4,318,761
TOTAL FINANCIALS			9,977,025
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 4.375% 9/30/2030 (p)		1,042,000	1,047,324
Enel Finance International NV 5.5% 6/26/2034 (p)		1,600,000	1,669,211
Enel Finance International NV 7.5% 10/14/2032 (p)		712,000	824,223
Enel SpA 3.375% (d)(n)(q)	EUR	1,386,000	1,640,607
			5,181,365
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (p)		2,449,000	2,588,092
TOTAL UTILITIES			7,769,457
TOTAL ITALY			17,746,482
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (p)		785,000	804,468
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (p)		635,000	641,350

TOTAL JAMAICA			1,445,818
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (q)	EUR	1,400,000	1,684,729
NTT Finance Corp 4.567% 7/16/2027 (p)		4,566,000	4,607,420
NTT Finance Corp 4.62% 7/16/2028 (p)		4,618,000	4,687,766
NTT Finance Corp 4.876% 7/16/2030 (p)		11,656,000	11,958,164
TOTAL COMMUNICATION SERVICES			22,938,079
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (p)		2,970,000	3,214,111
TOTAL JAPAN			26,152,190
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (p)		1,415,000	1,296,932
KazMunayGas National Co JSC 5.375% 4/24/2030 (p)		520,000	533,302
KazMunayGas National Co JSC 5.75% 4/19/2047 (p)		460,000	440,036
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (p)		1,507,000	1,403,017

TOTAL KAZAKHSTAN			3,673,287
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (p)		1,535,000	1,581,888
POSCO 5.875% 1/17/2033 (p)		490,000	529,223

TOTAL KOREA (SOUTH)			2,111,111
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (p)		1,085,000	1,045,940
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (p)		9,015,000	6,253,846
Altice Financing SA 9.625% 7/15/2027 (p)		1,910,000	1,428,108
			7,681,954
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (p)		1,100,000	1,033,684
TOTAL COMMUNICATION SERVICES			8,715,638
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (p)		1,970,000	2,098,642
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	19,337,400	4,261,697
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (p)		8,435,000	7,422,953
Real Estate - 0.1%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (q)	EUR	4,300,000	5,105,414
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (q)	EUR	1,300,000	1,605,037
Real Estate Management & Development - 0.1%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (q)	EUR	1,100,000	1,311,032
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (q)	EUR	4,975,000	5,682,359
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (q)	EUR	2,885,000	3,391,524
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (q)	EUR	1,450,000	1,816,564
Logicor Financing Sarl 0.875% 1/14/2031 (q)	EUR	2,100,000	2,209,123
Logicor Financing Sarl 3.75% 7/14/2032 (q)	EUR	715,000	852,010
Logicor Financing Sarl 4.25% 7/18/2029 (q)	EUR	2,670,000	3,277,465
P3 Group Sarl 3.75% 4/2/2033 (q)	EUR	1,400,000	1,658,099
P3 Group Sarl 4% 4/19/2032 (q)	EUR	2,400,000	2,906,576
			23,104,752
TOTAL REAL ESTATE			29,815,203
TOTAL LUXEMBOURG			52,314,133
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (p)		1,985,000	1,833,644
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (p)		2,425,000	1,676,314
Petronas Capital Ltd 3.5% 4/21/2030 (p)		625,000	613,287
TOTAL ENERGY			2,289,601
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (p)		2,601,000	2,590,986
TOTAL MALAYSIA			6,714,231
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (p)		3,065,000	3,105,765
MEXICO - 0.9%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (j)(q)		4,321,000	1,469,140
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (p)		1,525,000	1,326,270
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
FEL Energy VI SARL 5.75% 12/1/2040 (p)		1,252,481	1,228,381
Petroleos Mexicanos 5.35% 2/12/2028		650,000	652,510
Petroleos Mexicanos 5.95% 1/28/2031		121,917,000	119,356,743
Petroleos Mexicanos 6.35% 2/12/2048		43,373,000	34,802,495
Petroleos Mexicanos 6.5% 6/2/2041		380,000	338,264
Petroleos Mexicanos 6.625% 6/15/2035		6,753,000	6,461,946
Petroleos Mexicanos 6.7% 2/16/2032		64,277,000	64,463,403
Petroleos Mexicanos 6.75% 9/21/2047		33,853,000	28,148,770
Petroleos Mexicanos 6.95% 1/28/2060		24,897,000	20,496,082
Petroleos Mexicanos 7.69% 1/23/2050		56,080,000	50,931,856
TOTAL ENERGY			326,880,450
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (p)		1,605,000	1,650,282
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (p)		3,755,000	3,830,100
TOTAL FINANCIALS			5,480,382
Materials - 0.0%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (p)		1,525,000	1,264,835
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (p)		2,500,000	2,514,481
			3,779,316
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (p)		1,545,000	1,225,571
TOTAL MATERIALS			5,004,887
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (p)		1,335,000	1,339,779
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (p)		1,833,978	2,004,882
Saavi Energia Sarl 8.875% 2/10/2035 (p)		2,735,000	3,004,436
TOTAL UTILITIES			5,009,318
TOTAL MEXICO			346,510,226
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (p)		1,405,000	1,324,915
OCP SA 5.125% 6/23/2051 (p)		880,000	732,327
OCP SA 6.1% 4/30/2030 (p)		1,045,000	1,092,025
OCP SA 6.75% 5/2/2034 (p)		935,000	1,014,821
OCP SA 6.875% 4/25/2044 (p)		1,515,000	1,596,204
OCP SA 7.5% 5/2/2054 (p)		710,000	796,593

TOTAL MOROCCO			6,556,885
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.875% 1/12/2033 (q)	EUR	920,000	1,105,791
European Investment Bank 2.875% 6/18/2035 (q)	EUR	3,585,000	4,258,568

TOTAL MULTI-NATIONAL			5,364,359
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (q)	EUR	800,000	961,066
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (q)	EUR	1,100,000	1,393,696
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 5.71% 1/21/2033 (d)(p)		4,348,000	4,624,554
ING Groep NV 3% 8/17/2031 (d)(q)	EUR	4,300,000	5,061,059
			9,685,613
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (d)(q)		4,156,000	4,211,807
TOTAL FINANCIALS			13,897,420
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		10,103,000	10,278,078
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		29,133,000	29,759,314
TOTAL INFORMATION TECHNOLOGY			40,037,392
TOTAL NETHERLANDS			56,289,574
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (p)		3,260,000	3,243,929
IHS Holding Ltd 6.25% 11/29/2028 (p)		730,000	732,051
IHS Holding Ltd 7.875% 5/29/2030 (p)		3,095,000	3,230,406
IHS Holding Ltd 8.25% 11/29/2031 (p)		1,975,000	2,103,513
TOTAL COMMUNICATION SERVICES			9,309,899
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (p)		546,543	548,729
TOTAL NIGERIA			9,858,628
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (p)		2,050,000	2,165,366
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (p)		5,150,000	5,211,832
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (p)		3,155,000	3,032,744
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (p)		6,795,000	7,017,723
TOTAL COMMUNICATION SERVICES			15,262,299
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (p)		545,000	449,009
TOTAL PANAMA			15,711,308
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (p)		348,000	346,106
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (p)		1,370,000	1,376,508
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (d)(p)		1,760,000	1,795,200
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (p)		1,900,000	1,981,842
Volcan Cia Minera SAA 8.5% 10/28/2032 (p)		4,410,000	4,614,106
TOTAL MATERIALS			6,595,948
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (p)		905,000	915,091
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (p)		1,805,000	1,868,348
TOTAL UTILITIES			2,783,439
TOTAL PERU			12,551,095
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (p)		2,355,000	2,501,881
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (q)	EUR	4,850,000	5,696,777
GTC Finance DAC 6.5% 10/15/2030 (q)	EUR	3,900,000	4,308,704
TOTAL REAL ESTATE			10,005,481
TOTAL POLAND			12,507,362
PORTUGAL - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Espirito Santo SA 4% (j)(q)	EUR	1,300,000	153,607
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (p)		1,280,000	1,189,312
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (p)		2,965,000	2,921,859
QatarEnergy 2.25% 7/12/2031 (p)		4,935,000	4,479,796
QatarEnergy 3.125% 7/12/2041 (p)		3,545,000	2,781,584
QatarEnergy 3.3% 7/12/2051 (p)		5,580,000	3,976,141
TOTAL ENERGY			14,159,380
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (p)		884,777	933,448
TOTAL QATAR			16,282,140
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (j)(k)(q)		990,000	49,499
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (p)		4,917,474	4,553,581
Saudi Arabian Oil Co 2.25% 11/24/2030 (p)		5,210,000	4,741,204
Saudi Arabian Oil Co 3.25% 11/24/2050 (p)		2,170,000	1,450,320
Saudi Arabian Oil Co 3.5% 11/24/2070 (p)		1,580,000	993,804
Saudi Arabian Oil Co 3.5% 4/16/2029 (p)		3,740,000	3,675,074
Saudi Arabian Oil Co 4.25% 4/16/2039 (p)		5,435,000	4,964,546
Saudi Arabian Oil Co 4.375% 2/2/2031 (p)		1,620,000	1,617,408
Saudi Arabian Oil Co 4.375% 4/16/2049 (p)		640,000	534,003
Saudi Arabian Oil Co 5% 2/2/2036 (p)		635,000	634,279
Saudi Arabian Oil Co 5.875% 7/17/2064 (p)		615,000	596,550
Saudi Arabian Oil Co 6.375% 6/2/2055 (p)		3,455,000	3,645,060
TOTAL ENERGY			27,405,829
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (q)		2,375,000	2,403,797
Gaci First Investment Co 5.25% 10/13/2032 (q)		1,230,000	1,269,776
TOTAL FINANCIALS			3,673,573
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (p)		1,860,000	1,945,672
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (p)		1,390,000	1,455,276
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (p)		4,065,000	4,316,258
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (p)		850,000	929,156
TOTAL INDUSTRIALS			8,646,362
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 1/29/2036 (p)		1,095,000	1,107,209
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (p)		2,155,000	2,213,551
TOTAL MATERIALS			3,320,760
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (q)		1,405,000	1,443,637
TOTAL SAUDI ARABIA			44,490,161
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (p)		1,710,000	1,735,052
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (p)		9,721,000	9,382,223
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (p)		1,019,000	1,027,152
TOTAL COMMUNICATION SERVICES			10,409,375
Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (p)		875,000	923,124
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		1,895,000	1,879,158
Sasol Financing USA LLC 5.5% 3/18/2031		690,000	605,475
Sasol Financing USA LLC 6.5% 9/27/2028		870,000	863,783
Sasol Financing USA LLC 8.75% 5/3/2029 (p)		930,000	953,538
			4,301,954
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (p)		1,240,000	1,300,018
TOTAL MATERIALS			5,601,972
Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (p)		2,630,000	2,713,845
Eskom Holdings 8.45% 8/10/2028 (p)		1,470,000	1,576,119
TOTAL UTILITIES			4,289,964
TOTAL SOUTH AFRICA			21,224,435
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		4,800,000	5,133,681
CaixaBank SA 3.625% 9/19/2032 (d)(q)	EUR	2,600,000	3,129,497

TOTAL SPAIN			8,263,178
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (q)	EUR	2,000,000	2,259,049
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 1.494% 8/10/2027 (d)(p)		21,621,000	21,378,951
UBS Group AG 3.869% 1/12/2029 (d)(p)		11,793,000	11,755,256
UBS Group AG 4.125% 6/9/2033 (d)(q)	EUR	3,230,000	3,979,895
UBS Group AG 4.194% 4/1/2031 (d)(p)		36,361,000	36,257,222
UBS Group AG 4.75% 3/17/2032 (d)(q)	EUR	9,810,000	12,422,112
UBS Group AG 5.428% 2/8/2030 (d)(p)		65,000,000	67,372,576
			153,166,012
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (d)(p)		2,600,000	2,626,680
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (d)(q)		3,670,000	3,359,243
			5,985,923
TOTAL FINANCIALS			159,151,935
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (p)		3,310,000	3,079,246
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (p)		2,772,000	2,778,905
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (p)		1,494,000	1,540,635
TOTAL INDUSTRIALS			7,398,786
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (p)		2,294,000	1,984,310
Consolidated Energy Finance SA 5.625% 10/15/2028 (p)		1,335,000	1,121,400
Consolidated Energy Finance SA 6.5% 5/15/2026 (p)		8,299,000	8,240,140
			11,345,850
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (q)	EUR	895,000	1,076,448
TOTAL MATERIALS			12,422,298
TOTAL SWITZERLAND			178,973,019
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (p)		1,431,000	1,478,784
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (p)		1,375,000	976,758
TURKEY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Turk Telekomunikasyon AS 6.95% 10/7/2032 (p)		945,000	968,142
Financials - 0.0%
Banks - 0.0%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (d)(p)		1,420,000	1,477,893
Turkiye Ihracat Kredi Bankasi AS 6.375% 1/15/2031 (p)		1,670,000	1,673,340
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (p)		1,775,000	1,783,875
TOTAL FINANCIALS			4,935,108
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (p)		700,000	730,240
TOTAL TURKEY			6,633,490
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (p)		1,360,207	1,084,085
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (p)		1,370,000	1,286,950
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (p)		1,244,558	1,132,859
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (p)		5,030,000	4,470,350
TOTAL ENERGY			6,890,159
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (p)		1,720,000	1,667,334
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (p)		835,000	881,718
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (p)		1,925,000	1,844,400
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (p)		870,000	859,517
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (p)		2,140,000	2,043,700
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (p)		810,000	856,980
TOTAL FINANCIALS			8,153,649
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (p)		2,070,000	2,009,194
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (p)		1,480,000	1,445,219
TOTAL INDUSTRIALS			3,454,413
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 5.875% 4/14/2056 (d)(p)		980,000	973,238
Aldar Properties PJSC 6.6227% 4/15/2055 (d)(q)		2,355,000	2,441,405
Alpha Star Holding IX Ltd 7% 8/26/2028 (q)		1,395,000	1,429,875
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (q)		1,360,000	1,397,400
Sobha Sukuk Ltd 8.75% 7/17/2028 (q)		865,000	907,792
TOTAL REAL ESTATE			7,149,710
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (p)		1,960,000	1,592,128
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (p)		880,000	887,150
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (p)		985,000	994,889
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (p)		1,720,000	1,697,434
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (p)		520,000	534,690
TOTAL UTILITIES			5,706,291
TOTAL UNITED ARAB EMIRATES			31,354,222
UNITED KINGDOM - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (q)	EUR	2,300,000	2,721,217
Virgin Media Finance PLC 5% 7/15/2030 (p)		805,000	669,680
			3,390,897
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (p)		3,775,000	3,441,145
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (p)		2,325,000	2,049,849
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (p)		1,030,000	976,432
Vmed O2 UK Financing I PLC 7.75% 4/15/2032 (p)		240,000	239,932
			3,266,213
TOTAL COMMUNICATION SERVICES			10,098,255
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (p)		2,525,000	2,662,898
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (p)		2,185,000	2,358,001
			5,020,899
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (q)	GBP	2,757,000	3,218,924
Marks & Spencer PLC 5.125% 8/18/2032 (q)	GBP	1,600,000	2,185,330
			5,404,254
Hotels, Restaurants & Leisure - 0.0%
IHG Finance LLC 3.375% 9/10/2030 (q)	EUR	1,350,000	1,613,171
Whitbread Group PLC 2.375% 5/31/2027 (q)	GBP	1,850,000	2,428,244
			4,041,415
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (q)	GBP	3,350,000	3,955,426
TOTAL CONSUMER DISCRETIONARY			18,421,994
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033		21,453,000	23,861,349
BAT International Finance PLC 4.125% 4/12/2032 (q)	EUR	5,095,000	6,239,847
Imperial Brands Finance PLC 3.875% 2/12/2034 (q)	EUR	7,075,000	8,369,612
Imperial Brands Finance PLC 6.125% 7/27/2027 (p)		12,116,000	12,447,612
Reynolds American Inc 5.7% 8/15/2035		2,699,000	2,848,026
Reynolds American Inc 5.85% 8/15/2045		22,737,000	22,839,951
Reynolds American Inc 6.15% 9/15/2043		2,874,000	2,990,954
Reynolds American Inc 7.25% 6/15/2037		3,221,000	3,770,903
TOTAL CONSUMER STAPLES			83,368,254
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (p)		10,813,000	11,624,480
Financials - 0.7%
Banks - 0.6%
Barclays PLC 3.543% 8/14/2031 (d)(q)	EUR	4,648,000	5,565,996
Barclays PLC 5.088% 6/20/2030 (d)		26,155,000	26,676,057
Barclays PLC 5.2% 5/12/2026		12,530,000	12,557,417
Barclays PLC 5.69% 3/12/2030 (d)		28,747,000	29,968,787
Barclays PLC 5.829% 5/9/2027 (d)		27,350,000	27,438,092
Barclays PLC 6.224% 5/9/2034 (d)		20,610,000	22,299,052
Barclays PLC 6.49% 9/13/2029 (d)		36,156,000	38,185,159
HSBC Holdings PLC 3.608% 12/1/2033 (d)(q)	EUR	1,100,000	1,310,091
HSBC Holdings PLC 4.787% 3/10/2032 (d)(q)	EUR	1,620,000	2,053,219
HSBC Holdings PLC 4.856% 5/23/2033 (d)(q)	EUR	3,240,000	4,133,892
HSBC Holdings PLC 8.201% 11/16/2034 (d)(q)	GBP	2,665,000	3,974,115
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(q)	EUR	4,800,000	6,067,255
NatWest Group PLC 2.105% 11/28/2031 (d)(q)	GBP	2,330,000	3,101,226
NatWest Group PLC 3.073% 5/22/2028 (d)		17,464,000	17,286,173
NatWest Group PLC 4.8% 4/5/2026		15,141,000	15,150,521
NatWest Group PLC 7.416% 6/6/2033 (d)(q)	GBP	5,593,000	7,942,028
Standard Chartered PLC 3.864% 3/17/2033 (d)(q)	EUR	2,065,000	2,484,387
Virgin Money UK PLC 7.625% 8/23/2029 (d)(q)	GBP	2,980,000	4,333,713
			230,527,180
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (q)	EUR	3,200,000	3,822,717
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (d)(q)	EUR	1,365,000	1,647,568
Insurance - 0.1%
Admiral Group PLC 8.5% 1/6/2034 (q)	GBP	2,600,000	4,071,144
TOTAL FINANCIALS			240,068,609
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (q)	EUR	4,150,000	4,184,470
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (q)	GBP	3,850,000	5,401,662
TOTAL INDUSTRIALS			9,586,132
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (j)(k)(p)		1,205,000	172,748
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (q)	GBP	1,600,000	2,196,767
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (q)	EUR	1,580,000	1,857,683
TOTAL REAL ESTATE			4,054,450
Utilities - 0.1%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (q)	EUR	1,770,000	2,112,451
NGG Finance PLC 2.125% 9/5/2082 (d)(q)	EUR	3,500,000	4,077,705
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (q)	EUR	3,275,000	3,915,802
			10,105,958
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (p)		6,170,000	6,151,842
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (p)		2,370,000	2,441,100
			8,592,942
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 6.375% 8/18/2033 (q)	GBP	1,300,000	1,767,924
Anglian Water Services Financing PLC 5.875% 6/20/2031 (q)	GBP	3,103,000	4,358,820
Anglian Water Services Financing PLC 6.293% 7/30/2030 (q)	GBP	2,044,000	2,909,265
Northumbrian Water Finance PLC 5.375% 7/22/2032 (q)	GBP	1,725,000	2,356,831
Northumbrian Water Finance PLC 5.625% 4/29/2033 (q)	GBP	2,900,000	3,988,262
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (q)	EUR	3,525,000	4,227,205
South West Water Finance PLC 5.25% 9/15/2031 (q)	GBP	2,820,000	3,850,548
South West Water Finance PLC 5.75% 12/11/2032 (q)	GBP	650,000	911,267
SW Finance I PLC 6.875% 8/7/2032 (q)	GBP	3,350,000	4,764,404
SW Finance I PLC 7.375% 12/12/2041 (q)	GBP	1,194,000	1,693,130
Wessex Water Services Finance PLC 6.125% 9/19/2034 (q)	GBP	2,115,000	2,955,661
Yorkshire Water Finance PLC 5.5% 4/28/2035 (q)	GBP	1,324,000	1,746,944
Yorkshire Water Finance PLC 6% 7/22/2033 (q)	GBP	2,625,000	3,639,566
			39,169,827
TOTAL UTILITIES			57,868,727
TOTAL UNITED KINGDOM			435,263,649
UNITED STATES - 16.4%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.3%
APLD ComputeCo LLC 9.25% 12/15/2030 (p)		9,420,000	9,887,157
AT&T Inc 4.3% 2/15/2030		10,373,000	10,471,441
Black Pearl Compute LLC 6.125% 2/15/2031 (p)(y)		2,387,000	2,442,980
Cablevision Lightpath LLC 3.875% 9/15/2027 (p)		975,000	974,231
Cablevision Lightpath LLC 5.625% 9/15/2028 (p)		2,160,000	2,158,404
Cipher Compute LLC 7.125% 11/15/2030 (p)(y)		2,515,000	2,621,495
Comcast Corp 3.9% 3/1/2038		3,341,000	2,971,162
Comcast Corp 4.65% 7/15/2042		7,870,000	7,064,431
Comcast Corp 6.45% 3/15/2037		1,399,000	1,561,189
Connect Holdings LLC 10.5% 4/3/2031 (p)		1,025,000	991,212
Flash Compute LLC 7.25% 12/31/2030 (p)		4,230,000	4,329,908
Frontier Communications Holdings LLC 5% 5/1/2028 (p)		927,000	927,534
Frontier Communications Holdings LLC 8.75% 5/15/2030 (p)		208,000	214,423
Level 3 Financing Inc 3.625% 1/15/2029 (p)		1,323,000	1,243,620
Level 3 Financing Inc 3.75% 7/15/2029 (p)		1,805,000	1,673,127
Level 3 Financing Inc 4.25% 7/1/2028 (p)		495,000	477,197
Level 3 Financing Inc 6.875% 6/30/2033 (p)		4,495,000	4,655,359
Level 3 Financing Inc 7% 3/31/2034 (p)		4,095,000	4,256,935
Level 3 Financing Inc 8.5% 1/15/2036 (p)		6,220,000	6,476,260
Lumen Technologies Inc 4.5% 1/15/2029 (p)		515,000	490,235
Uniti Services LLC 7.5% 10/15/2033 (p)		2,330,000	2,424,207
Verizon Communications Inc 2.55% 3/21/2031		21,181,000	19,597,618
Verizon Communications Inc 4.75% 1/15/2033		19,384,000	19,658,181
Verizon Communications Inc 4.78% 2/15/2035		26,362,000	26,248,019
WULF Compute LLC 7.75% 10/15/2030 (p)(y)		5,255,000	5,565,119
			139,381,444
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (p)		1,665,000	1,658,373
Snap Inc 6.875% 3/15/2034 (p)		1,110,000	1,106,612
			2,764,985
Media - 0.9%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (p)		3,295,000	2,701,900
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (p)		2,715,000	2,365,039
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (p)		4,085,000	3,807,630
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		3,950,000	3,614,860
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (p)		2,380,000	2,125,620
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (p)		1,585,000	1,473,933
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (p)		1,045,000	1,068,456
CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 2/1/2036 (p)		835,000	847,559
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		4,414,000	3,850,991
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		21,085,000	20,080,025
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050		5,417,000	4,127,001
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		17,163,000	13,843,150
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		47,728,000	39,780,807
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		36,711,000	29,296,106
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		9,973,000	8,680,386
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		16,353,000	17,139,258
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		22,400,000	21,269,429
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		14,936,000	15,884,829
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		37,000,000	39,296,577
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055		3,000,000	2,943,284
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (p)		2,900,000	3,065,332
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (p)		2,900,000	3,130,611
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (p)		2,292,000	2,308,319
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (p)		2,845,000	2,998,072
CMG Media Corp 8.875% 6/18/2029 (p)		515,000	449,447
CSC Holdings LLC 3.375% 2/15/2031 (p)		8,076,000	4,814,022
CSC Holdings LLC 4.125% 12/1/2030 (p)		4,315,000	2,632,453
CSC Holdings LLC 4.5% 11/15/2031 (p)		3,340,000	2,004,505
CSC Holdings LLC 4.625% 12/1/2030 (p)		3,078,000	1,139,215
Discovery Communications LLC 6.35% 6/1/2040		965,000	785,607
Discovery Global Holdings Inc 5.05% 3/15/2042		760,000	545,300
DISH DBS Corp 5.125% 6/1/2029		2,945,000	2,629,983
DISH DBS Corp 5.25% 12/1/2026 (p)		1,745,000	1,694,973
DISH DBS Corp 7.375% 7/1/2028		1,745,000	1,683,652
DISH DBS Corp 7.75% 7/1/2026		6,446,000	6,366,152
DISH Network Corp 11.75% 11/15/2027 (p)		3,054,000	3,161,733
Dotdash Meredith Inc 7.625% 6/15/2032 (p)		1,715,000	1,586,529
EchoStar Corp 10.75% 11/30/2029		3,934,407	4,297,238
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		10,129,048	10,258,234
EW Scripps Co/The 9.875% 8/15/2030 (p)		2,170,000	2,178,988
Lamar Media Corp 5.375% 11/1/2033 (p)		3,090,000	3,098,071
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (p)		975,000	1,025,010
Time Warner Cable LLC 4.5% 9/15/2042		18,291,000	14,424,525
Time Warner Cable LLC 5.5% 9/1/2041		8,265,000	7,392,880
Time Warner Cable LLC 5.875% 11/15/2040		10,540,000	9,886,614
Time Warner Cable LLC 6.55% 5/1/2037		29,622,000	30,493,217
Time Warner Cable LLC 7.3% 7/1/2038		24,672,000	26,699,974
Univision Communications Inc 8% 8/15/2028 (p)		1,033,000	1,061,100
Univision Communications Inc 8.5% 7/31/2031 (p)(y)		6,856,000	7,016,472
Univision Communications Inc 9.375% 8/1/2032 (p)		5,020,000	5,311,995
			398,337,063
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		35,000,000	31,431,452
T-Mobile USA Inc 3.75% 4/15/2027		23,850,000	23,812,265
T-Mobile USA Inc 3.875% 4/15/2030		42,000,000	41,677,122
T-Mobile USA Inc 5.05% 7/15/2033		29,000,000	29,914,322
			126,835,161
TOTAL COMMUNICATION SERVICES			667,318,653
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (p)		1,570,000	1,597,831
American Axle & Manufacturing Inc 7.75% 10/15/2033 (p)(y)		2,960,000	3,008,369
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (p)		2,930,000	3,041,413
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (p)		1,795,000	1,880,191
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (b)(p)		3,375,000	3,384,517
			12,912,321
Automobiles - 0.1%
Ford Motor Co 3.25% 2/12/2032		54,000,000	48,605,572
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (p)		3,580,000	3,386,255
Stellantis Finance US Inc 5.75% 3/18/2030 (p)		3,130,000	3,206,586
			55,198,413
Broadline Retail - 0.0%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (p)		700,747	468,673
Saks Global Enterprises LLC 11% (j)(k)(p)		1,092,918	0
Wayfair LLC 6.75% 11/15/2032 (p)		3,705,000	3,776,117
Wayfair LLC 7.25% 10/31/2029 (p)		5,106,000	5,276,755
Wayfair LLC 7.75% 9/15/2030 (p)		6,540,000	6,877,531
			16,399,076
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032		895,000	912,461
Sotheby's 7.375% 10/15/2027 (p)		8,058,000	8,008,894
Sotheby's/Bidfair Holdings Inc 5.875% 6/1/2029 (p)		225,000	216,479
StoneMor Inc 8.5% 5/15/2029 (p)		5,599,000	5,431,164
TKC Holdings Inc 12% 2/15/2031 (p)		3,040,000	3,195,286
TKC Holdings Inc 8.5% 8/15/2030 (p)		4,035,000	4,128,975
			21,893,259
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 5.625% 12/1/2033 (p)		1,025,000	1,043,210
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (p)		1,300,000	1,197,463
Caesars Entertainment Inc 7% 2/15/2030 (p)		1,126,000	1,154,419
Carnival Corp 5.75% 8/1/2032 (p)		1,110,000	1,151,957
Carnival Corp 5.875% 6/15/2031 (p)		3,575,000	3,735,954
Carnival Corp 6.125% 2/15/2033 (p)		1,990,000	2,060,042
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (p)		7,367,000	6,947,964
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (p)		4,810,000	4,481,655
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (p)		1,700,000	1,718,144
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (p)		1,910,000	1,955,191
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (p)		1,020,000	1,049,818
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (p)(y)		1,305,000	1,349,174
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (p)		2,045,000	2,086,368
Life Time Inc 6% 11/15/2031 (p)		3,085,000	3,177,578
Light & Wonder International Inc 6.25% 10/1/2033 (p)		3,075,000	3,088,284
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (p)		3,145,000	2,329,550
McDonald's Corp 3.5% 5/21/2032 (q)	EUR	1,740,000	2,089,564
McDonald's Corp 3.5% 7/1/2027		6,642,000	6,615,604
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (p)		1,825,000	1,934,705
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (p)(y)		990,000	1,031,637
NCL Corp Ltd 6.25% 9/15/2033 (p)		2,265,000	2,286,243
NCL Corp Ltd 6.75% 2/1/2032 (p)		2,300,000	2,368,471
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (p)		2,195,000	2,194,540
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (p)		1,680,000	1,692,816
Royal Caribbean Cruises Ltd 6% 2/1/2033 (p)		1,870,000	1,934,395
Times Square Hotel Trust 8.528% 8/1/2026 (p)		112,091	112,302
Viking Cruises Ltd 5.875% 10/15/2033 (p)		5,130,000	5,233,421
Viking Cruises Ltd 9.125% 7/15/2031 (p)		665,000	707,523
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (p)		950,000	949,220
Yum! Brands Inc 4.625% 1/31/2032 (y)		2,150,000	2,113,790
			69,791,002
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 8/1/2029 (p)		1,020,000	993,864
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (p)		1,110,000	1,120,377
Beazer Homes USA Inc 7.5% 3/15/2031 (p)		1,655,000	1,702,786
Century Communities Inc 6.625% 9/15/2033 (p)		2,250,000	2,286,259
Dream Finders Homes Inc 6.875% 9/15/2030 (p)		2,255,000	2,305,699
LGI Homes Inc 4% 7/15/2029 (p)(y)		1,068,000	992,206
LGI Homes Inc 7% 11/15/2032 (p)		7,740,000	7,587,839
LGI Homes Inc 8.75% 12/15/2028 (p)		1,092,000	1,139,351
New Home Co Inc/The 8.5% 11/1/2030 (p)		1,890,000	1,968,091
TopBuild Corp 4.125% 2/15/2032 (p)		1,870,000	1,777,252
TopBuild Corp 5.625% 1/31/2034 (p)		2,050,000	2,067,531
Whirlpool Corp 5.75% 3/1/2034		450,000	427,297
Whirlpool Corp 6.125% 6/15/2030		3,765,000	3,781,897
Whirlpool Corp 6.5% 6/15/2033		8,450,000	8,432,641
			36,583,090
Specialty Retail - 0.1%
Advance Auto Parts Inc 7.375% 8/1/2033 (p)		2,067,000	2,118,272
AutoNation Inc 4.75% 6/1/2030		2,958,000	3,000,589
Carvana Co 10.25% 5/1/2030 (p)		220,000	235,400
Carvana Co 4.875% 9/1/2029 (p)		1,147,000	1,043,770
Carvana Co 5.5% 4/15/2027 (p)		1,262,000	1,236,760
Carvana Co 5.875% 10/1/2028 (p)		800,000	768,000
Carvana Co 9% 6/1/2030 pay-in-kind (d)(p)		999,080	1,040,102
Carvana Co 9% 6/1/2031 pay-in-kind (d)(p)		4,624,536	5,071,881
Champions Financing Inc 8.75% 2/15/2029 (p)(y)		3,549,000	3,364,751
LBM Acquisition LLC 6.25% 1/15/2029 (p)		1,450,000	1,105,512
LBM Acquisition LLC 9.5% 6/15/2031 (p)		2,590,000	2,415,693
Lowe's Cos Inc 3.35% 4/1/2027		2,389,000	2,376,211
Michaels Cos Inc/The 11% 3/15/2034 (b)(p)		3,180,000	2,972,228
Michaels Cos Inc/The 7.875% 5/1/2029 (p)		2,575,000	2,586,590
Michaels Cos Inc/The 8.5% 3/15/2033 (b)(p)		3,180,000	3,093,202
Staples Inc 10.75% 9/1/2029 (p)		7,596,000	6,969,817
Staples Inc 12.75% 1/15/2030 (p)		3,212,485	2,258,220
Wand NewCo 3 Inc 7.625% 1/30/2032 (p)		865,000	902,594
			42,559,592
TOTAL CONSUMER DISCRETIONARY			255,336,753
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (p)		1,455,000	1,447,765
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (p)		1,940,000	2,000,488
Albertsons Cos Inc 5.625% 3/31/2032 (p)		2,105,000	2,113,286
C&S Group Enterprises LLC 5% 12/15/2028 (p)		2,236,000	2,113,872
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (p)		3,895,000	4,086,981
Kroger Co/The 5% 9/15/2034		19,550,000	19,878,019
Mars Inc 4.8% 3/1/2030 (p)		23,196,000	23,845,364
Mars Inc 5% 3/1/2032 (p)		17,414,000	18,038,538
Performance Food Group Inc 5.625% 3/1/2034 (p)		2,440,000	2,448,164
Performance Food Group Inc 6.125% 9/15/2032 (p)		1,025,000	1,052,159
US Foods Inc 4.75% 2/15/2029 (p)		2,565,000	2,554,209
US Foods Inc 5.75% 4/15/2033 (p)		1,445,000	1,473,939
US Foods Inc 6.875% 9/15/2028 (p)		1,025,000	1,056,818
			82,109,602
Food Products - 0.0%
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032		14,732,000	13,414,287
Lamb Weston Holdings Inc 4.125% 1/31/2030 (p)		4,500,000	4,361,971
Lamb Weston Holdings Inc 4.375% 1/31/2032 (p)(y)		850,000	811,426
Post Holdings Inc 4.625% 4/15/2030 (p)(y)		2,230,000	2,182,834
Post Holdings Inc 6.25% 10/15/2034 (p)		1,080,000	1,103,036
Post Holdings Inc 6.25% 2/15/2032 (p)		1,930,000	1,985,385
Post Holdings Inc 6.375% 3/1/2033 (p)		1,640,000	1,669,326
Post Holdings Inc 6.5% 3/15/2036 (p)		1,035,000	1,052,891
			26,581,156
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (p)		1,039,000	1,060,736
Tobacco - 0.2%
Altria Group Inc 3.875% 9/16/2046		28,850,000	22,207,783
Altria Group Inc 4.25% 8/9/2042		17,795,000	15,106,157
Altria Group Inc 4.5% 5/2/2043		11,887,000	10,314,555
Altria Group Inc 4.8% 2/14/2029		3,305,000	3,376,730
Altria Group Inc 5.95% 2/14/2049		14,275,000	14,463,693
Philip Morris International Inc 3.25% 6/6/2032	EUR	6,405,000	7,570,858
			73,039,776
TOTAL CONSUMER STAPLES			182,791,270
Energy - 1.7%
Energy Equipment & Services - 0.1%
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (p)		4,185,000	4,237,246
Halliburton Co 4.85% 11/15/2035		5,447,000	5,446,138
Kodiak Gas Services LLC 6.5% 10/1/2033 (p)		1,380,000	1,423,085
Kodiak Gas Services LLC 6.75% 10/1/2035 (p)		1,580,000	1,650,930
Nabors Industries Inc 8.875% 8/15/2031 (p)		1,669,000	1,729,051
Nabors Industries Inc 9.125% 1/31/2030 (p)		505,000	531,022
Star Holding LLC 8.75% 8/1/2031 (p)		1,505,000	1,516,081
Transocean Aquila Ltd 8% 9/30/2028 (p)		791,769	812,343
Transocean International Ltd 7.875% 10/15/2032 (p)		570,000	612,022
Transocean International Ltd 8.25% 5/15/2029 (p)		1,485,000	1,546,137
Transocean International Ltd 8.5% 5/15/2031 (p)		1,915,000	2,025,180
Transocean International Ltd 8.75% 2/15/2030 (p)		966,000	1,010,678
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (p)		2,050,000	2,084,754
WBI Operating LLC 6.25% 10/15/2030 (p)		1,645,000	1,676,650
WBI Operating LLC 6.5% 10/15/2033 (p)		1,645,000	1,671,731
			27,973,048
Oil, Gas & Consumable Fuels - 1.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (p)		1,135,000	1,152,196
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 7/1/2034 (p)		4,145,000	4,209,795
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (p)		1,175,000	1,219,282
California Resources Corp 7% 1/15/2034 (p)		205,000	208,752
California Resources Corp 8.25% 6/15/2029 (p)		5,045,000	5,296,286
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (p)		1,905,000	2,029,454
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (p)		4,655,000	4,837,476
CITGO Petroleum Corp 8.375% 1/15/2029 (p)		980,000	1,016,230
CNX Midstream Partners LP 4.75% 4/15/2030 (p)		2,435,000	2,374,770
CNX Resources Corp 5.875% 3/1/2034 (p)		2,255,000	2,259,123
CNX Resources Corp 7.25% 3/1/2032 (p)		2,245,000	2,354,096
CNX Resources Corp 7.375% 1/15/2031 (p)(y)		1,875,000	1,944,638
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (p)		3,692,000	3,943,913
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (p)		9,954,000	10,784,751
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (p)		2,975,000	3,214,506
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (p)		5,356,000	5,841,117
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (p)		3,206,000	3,557,922
Comstock Resources Inc 5.875% 1/15/2030 (p)		3,274,000	3,155,298
Comstock Resources Inc 6.75% 3/1/2029 (p)		2,380,000	2,370,798
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (p)		465,000	463,733
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (p)		3,220,000	3,473,591
CVR Energy Inc 7.5% 2/15/2031 (p)		2,110,000	2,102,849
CVR Energy Inc 7.875% 2/15/2034 (p)		1,055,000	1,033,909
DBR Land Holdings LLC 6.25% 12/1/2030 (p)		2,035,000	2,098,899
DCP Midstream Operating LP 6.45% 11/3/2036 (p)		8,754,000	9,538,807
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (p)		5,050,000	5,074,745
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (p)		330,000	341,320
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (p)		2,435,000	2,542,520
Energy Transfer LP 3.75% 5/15/2030		18,703,000	18,398,047
Energy Transfer LP 4.95% 6/15/2028		12,566,000	12,817,088
Energy Transfer LP 5% 5/15/2050		7,537,000	6,441,994
Energy Transfer LP 5.25% 4/15/2029		6,576,000	6,791,776
Energy Transfer LP 5.8% 6/15/2038		7,006,000	7,279,336
Energy Transfer LP 6.5% 2/15/2056 (d)		1,267,000	1,280,222
Energy Transfer LP 6.75% 2/15/2056 (d)		222,000	226,915
Energy Transfer LP 7.375% 2/1/2031 (p)		1,445,000	1,499,934
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034 (b)		1,060,000	1,072,227
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		3,925,000	4,149,804
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,640,000	1,656,128
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (p)(y)		900,000	931,195
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (p)(y)		1,010,000	1,067,045
Harvest Midstream I LP 7.5% 5/15/2032 (p)		1,085,000	1,126,212
Harvest Midstream I LP 7.5% 9/1/2028 (p)		3,090,000	3,124,435
Hess Corp 5.8% 4/1/2047		15,757,000	16,524,675
Hess Corp 7.125% 3/15/2033		3,656,000	4,273,283
Hess Corp 7.3% 8/15/2031		8,054,000	9,304,435
Hess Corp 7.875% 10/1/2029		13,500,000	15,294,716
Hess Midstream Operations LP 4.25% 2/15/2030 (p)		915,000	896,932
Hess Midstream Operations LP 5.125% 6/15/2028 (p)		3,182,000	3,184,565
Hess Midstream Operations LP 5.5% 10/15/2030 (p)		850,000	856,410
Hess Midstream Operations LP 5.875% 3/1/2028 (p)		1,670,000	1,697,704
Hess Midstream Operations LP 6.5% 6/1/2029 (p)		910,000	941,630
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (p)		1,110,000	1,147,163
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (p)		940,000	991,996
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		27,364,000	26,833,592
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,203,000	1,335,905
Kinder Morgan Inc 5.05% 2/15/2046		3,092,000	2,847,140
Kinder Morgan Inc 5.55% 6/1/2045		7,786,000	7,698,287
Kinetik Holdings LP 5.875% 6/15/2030 (p)		1,775,000	1,794,987
Kinetik Holdings LP 6.625% 12/15/2028 (p)		3,520,000	3,628,838
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (p)		3,258,000	3,210,580
MPLX LP 4.8% 2/15/2029		3,672,000	3,743,023
MPLX LP 4.95% 9/1/2032		22,661,000	23,070,873
MPLX LP 5.5% 2/15/2049		11,018,000	10,314,024
Occidental Petroleum Corp 6.45% 9/15/2036		16,266,000	17,717,806
Occidental Petroleum Corp 6.6% 3/15/2046		18,160,000	19,293,329
Occidental Petroleum Corp 6.625% 9/1/2030		27,000,000	29,220,102
Occidental Petroleum Corp 7.5% 5/1/2031		21,425,000	24,395,576
ONEOK Inc 4.25% 9/24/2027		8,535,000	8,575,826
ONEOK Inc 4.4% 10/15/2029		8,925,000	9,000,359
ONEOK Inc 4.75% 10/15/2031		17,361,000	17,610,167
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		505,000	502,892
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (p)		5,080,000	5,097,607
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (p)(y)		2,780,000	2,950,634
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,919,000	4,823,938
Prairie Acquiror LP 9% 8/1/2029 (p)		645,000	673,048
Rockies Express Pipeline LLC 4.8% 5/15/2030 (p)		220,000	216,531
Rockies Express Pipeline LLC 4.95% 7/15/2029 (p)		1,580,000	1,580,125
Rockies Express Pipeline LLC 6.75% 3/15/2033 (p)		2,480,000	2,612,492
Rockies Express Pipeline LLC 6.875% 4/15/2040 (p)		990,000	1,019,642
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		31,000,000	31,345,785
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		2,125,000	2,093,735
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		2,085,000	2,085,790
Sunoco LP 4.5% 10/1/2029 (p)		1,115,000	1,095,491
Sunoco LP 4.625% 5/1/2030 (p)		5,315,000	5,200,457
Sunoco LP 5.375% 7/15/2031 (b)(p)		3,185,000	3,192,437
Sunoco LP 5.625% 3/15/2031 (p)		1,125,000	1,134,671
Sunoco LP 5.625% 7/15/2034 (b)(p)		14,365,000	14,362,770
Sunoco LP 5.875% 3/15/2034 (p)		1,125,000	1,129,493
Sunoco LP 6.25% 7/1/2033 (p)		2,275,000	2,343,082
Sunoco LP 6.625% 8/15/2032 (p)		1,735,000	1,795,892
Sunoco LP 7% 5/1/2029 (p)		950,000	985,265
Sunoco LP 7.25% 5/1/2032 (p)		970,000	1,024,886
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (p)		2,765,000	2,762,305
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (p)		6,967,000	7,060,365
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (p)		4,290,000	4,335,607
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (p)		1,125,000	1,156,167
Talos Production Inc 9% 2/1/2029 (p)(y)		885,000	921,685
Talos Production Inc 9.375% 2/1/2031 (p)(y)		1,240,000	1,319,376
Targa Resources Corp 4.35% 1/15/2029		9,015,000	9,088,400
Targa Resources Corp 4.35% 4/15/2031		10,746,000	10,746,863
Targa Resources Corp 4.9% 9/15/2030		12,135,000	12,461,852
Targa Resources Corp 5.65% 2/15/2036		29,221,000	30,383,182
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,952,000	3,823,983
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (p)		2,375,000	2,467,169
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (p)		3,570,000	3,757,136
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (p)		1,320,000	1,385,948
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (p)		4,590,000	4,889,318
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (p)		1,790,000	1,985,699
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (p)(y)		1,840,000	2,086,978
Western Gas Partners LP 4.05% 2/1/2030 (o)		19,000,000	18,768,992
Western Gas Partners LP 4.65% 7/1/2026		5,039,000	5,040,353
Western Gas Partners LP 4.75% 8/15/2028		3,701,000	3,755,330
Williams Cos Inc/The 3.5% 11/15/2030		32,834,000	31,815,028
Williams Cos Inc/The 4.65% 8/15/2032		23,596,000	23,884,802
			692,870,258
TOTAL ENERGY			720,843,306
Financials - 6.4%
Banks - 3.2%
Bank of America Corp 2.299% 7/21/2032 (d)		34,460,000	31,089,526
Bank of America Corp 2.496% 2/13/2031 (d)		10,000,000	9,392,306
Bank of America Corp 3.419% 12/20/2028 (d)		14,844,000	14,690,482
Bank of America Corp 3.705% 4/24/2028 (d)		20,736,000	20,669,762
Bank of America Corp 4.25% 10/22/2026		9,380,000	9,394,270
Bank of America Corp 4.571% 4/27/2033 (d)		10,000,000	10,040,687
Bank of America Corp 5.015% 7/22/2033 (d)		202,394,000	208,341,074
Bank of America Corp 5.468% 1/23/2035 (d)		31,000,000	32,487,884
Citigroup Inc 2.666% 1/29/2031 (d)		10,000,000	9,434,912
Citigroup Inc 4.296% 7/23/2036 (d)	EUR	2,000,000	2,400,917
Citigroup Inc 4.3% 11/20/2026		5,384,000	5,393,160
Citigroup Inc 4.412% 3/31/2031 (d)		42,031,000	42,250,085
Citigroup Inc 4.45% 9/29/2027		19,254,000	19,370,252
Citigroup Inc 4.6% 3/9/2026		8,567,000	8,567,815
Citigroup Inc 4.91% 5/24/2033 (d)		98,011,000	100,029,053
Citizens Financial Group Inc 2.638% 9/30/2032		10,185,000	8,956,247
JPMorgan Chase & Co 2.739% 10/15/2030 (d)		10,000,000	9,560,948
JPMorgan Chase & Co 2.956% 5/13/2031 (d)		16,800,000	15,986,360
JPMorgan Chase & Co 4.452% 12/5/2029 (d)		40,200,000	40,627,623
JPMorgan Chase & Co 4.493% 3/24/2031 (d)		60,900,000	61,739,391
JPMorgan Chase & Co 4.586% 4/26/2033 (d)		89,633,000	90,572,884
JPMorgan Chase & Co 4.898% 1/22/2037 (d)		1,429,000	1,437,561
JPMorgan Chase & Co 4.912% 7/25/2033 (d)		89,141,000	91,397,659
JPMorgan Chase & Co 5.103% 4/22/2031 (d)		24,460,000	25,366,673
JPMorgan Chase & Co 5.299% 7/24/2029 (d)		35,000,000	36,025,186
JPMorgan Chase & Co 5.336% 1/23/2035 (d)		45,000,000	46,899,865
JPMorgan Chase & Co 5.572% 4/22/2036 (d)		29,053,000	30,722,322
JPMorgan Chase & Co 5.717% 9/14/2033 (d)		39,571,000	41,928,157
Synchrony Bank 5.625% 8/23/2027		19,587,000	19,950,934
Wells Fargo & Co 2.572% 2/11/2031 (d)		10,000,000	9,411,960
Wells Fargo & Co 3.526% 3/24/2028 (d)		33,177,000	33,005,529
Wells Fargo & Co 4.478% 4/4/2031 (d)		58,414,000	59,017,264
Wells Fargo & Co 4.897% 7/25/2033 (d)		54,000,000	55,068,806
Wells Fargo & Co 5.15% 4/23/2031 (d)		33,112,000	34,278,701
Wells Fargo & Co 5.389% 4/24/2034 (d)		29,117,000	30,342,964
Wells Fargo & Co 5.499% 1/23/2035 (d)		10,279,000	10,767,317
Wells Fargo & Co 5.574% 7/25/2029 (d)		33,000,000	34,140,224
Wells Fargo & Co 5.605% 4/23/2036 (d)		29,243,000	30,755,733
Wells Fargo & Co 6.303% 10/23/2029 (d)		20,000,000	21,092,434
Western Alliance Bancorp 3% 6/15/2031 (d)		3,979,000	3,928,785
			1,366,533,712
Capital Markets - 1.9%
Ares Strategic Income Fund 5.45% 9/9/2028 (p)		19,771,000	19,769,925
Ares Strategic Income Fund 5.8% 9/9/2030 (p)		15,997,000	15,887,982
Athene Global Funding 5.339% 1/15/2027 (p)		46,561,000	47,043,479
Athene Global Funding 5.583% 1/9/2029 (p)		27,659,000	28,274,296
Blackstone Private Credit Fund 4.875% 4/14/2026 (q)	GBP	2,751,000	3,706,236
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)		34,782,000	31,371,753
Goldman Sachs Group Inc/The 2.6% 2/7/2030		10,000,000	9,457,173
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		64,036,000	59,416,150
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)		128,004,000	127,403,231
Goldman Sachs Group Inc/The 3.8% 3/15/2030		70,690,000	70,004,814
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,976,000	7,836,062
Hightower Holding LLC 6.75% 4/15/2029 (p)		1,030,000	1,021,266
Hightower Holding LLC 9.125% 1/31/2030 (p)		2,680,000	2,771,895
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (p)		3,096,000	3,114,486
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (p)		4,750,000	4,874,375
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (p)		820,000	853,121
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (p)		3,285,000	3,123,432
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (p)		1,515,000	1,475,216
Moody's Corp 3.25% 1/15/2028		7,339,000	7,252,376
Morgan Stanley 2.699% 1/22/2031 (d)		10,000,000	9,462,183
Morgan Stanley 3.622% 4/1/2031 (d)		39,278,000	38,405,762
Morgan Stanley 3.955% 3/21/2035 (d)	EUR	2,550,000	3,074,038
Morgan Stanley 4.431% 1/23/2030 (d)		14,132,000	14,264,075
Morgan Stanley 4.889% 7/20/2033 (d)		69,805,000	71,200,840
Morgan Stanley 5.192% 4/17/2031 (d)		22,172,000	22,968,283
Morgan Stanley 5.25% 4/21/2034 (d)		45,000,000	46,623,696
Morgan Stanley 5.449% 7/20/2029 (d)		16,205,000	16,710,162
Morgan Stanley 5.664% 4/17/2036 (d)		17,585,000	18,583,754
Morgan Stanley 5.831% 4/19/2035 (d)		32,000,000	34,195,596
Morgan Stanley 6.407% 11/1/2029 (d)		70,000,000	74,116,649
MSCI Inc 5.15% 3/15/2036		7,209,000	7,143,520
MSCI Inc 5.25% 9/1/2035		23,921,000	23,951,178
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (p)		988,000	1,028,330
			826,385,334
Consumer Finance - 0.7%
Ally Financial Inc 6.646% 1/17/2040 (d)		3,766,000	3,757,174
Ally Financial Inc 6.7% 2/14/2033		3,950,000	4,119,001
Ally Financial Inc 7.1% 11/15/2027		32,320,000	33,878,599
Capital One Financial Corp 3.273% 3/1/2030 (d)		22,490,000	21,935,338
Capital One Financial Corp 3.65% 5/11/2027		52,443,000	52,258,338
Capital One Financial Corp 4.1% 2/9/2027		11,988,000	12,004,537
Capital One Financial Corp 5.247% 7/26/2030 (d)		35,910,000	37,107,079
Capital One Financial Corp 6.377% 6/8/2034 (d)		3,572,000	3,872,529
Capital One Financial Corp 7.624% 10/30/2031 (d)		47,805,000	53,883,365
Encore Capital Group Inc 8.5% 5/15/2030 (p)		2,910,000	3,113,100
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	2,050,000	2,508,297
Ford Motor Credit Co LLC 4.97% 4/6/2029		7,087,000	7,132,197
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	2,225,000	3,104,093
Ford Motor Credit Co LLC U.S. SOFR Index + 2.95%, 6.6623% 3/6/2026 (d)(e)		2,490,000	2,490,632
LFS Topco LLC 8.75% 7/15/2030 (p)		4,250,000	4,111,722
Navient Corp 4.875% 3/15/2028		505,000	482,594
Navient Corp 5% 3/15/2027		1,150,000	1,132,596
Navient Corp 5.5% 3/15/2029 (y)		1,150,000	1,074,176
Navient Corp 5.625% 8/1/2033		735,000	603,757
Navient Corp 7.875% 6/15/2032 (y)		1,960,000	1,829,108
OneMain Finance Corp 6.125% 5/15/2030		1,850,000	1,857,265
OneMain Finance Corp 6.5% 3/15/2033		1,125,000	1,114,751
OneMain Finance Corp 6.625% 5/15/2029 (y)		2,410,000	2,460,312
OneMain Finance Corp 6.75% 3/15/2032		1,015,000	1,022,879
OneMain Finance Corp 6.75% 9/15/2033		1,450,000	1,439,144
OneMain Finance Corp 7.125% 11/15/2031		850,000	869,083
OneMain Finance Corp 7.125% 9/15/2032		920,000	940,845
PRA Group Inc 8.875% 1/31/2030 (p)		1,003,000	1,020,552
SLM Corp 6.5% 1/31/2030		2,125,000	2,157,924
Stellantis Financial Services US Corp 5.4% 9/15/2030 (p)		3,171,000	3,206,162
Synchrony Financial 3.95% 12/1/2027		19,808,000	19,717,196
			286,204,345
Financial Services - 0.3%
Block Inc 3.5% 6/1/2031		4,089,000	3,839,541
Block Inc 5.625% 8/15/2030 (p)		1,815,000	1,838,796
Block Inc 6% 8/15/2033 (p)		1,425,000	1,448,065
Block Inc 6.5% 5/15/2032		5,110,000	5,256,959
Burford Capital Global Finance LLC 7.5% 7/15/2033 (p)		1,820,000	1,702,282
Clue Opco LLC 9.5% 10/15/2031 (p)		1,152,000	1,192,954
Corebridge Financial Inc 3.65% 4/5/2027		24,155,000	24,028,230
Corebridge Financial Inc 3.85% 4/5/2029		9,902,000	9,788,708
Corebridge Financial Inc 3.9% 4/5/2032		11,788,000	11,194,731
Corebridge Financial Inc 4.35% 4/5/2042		2,681,000	2,283,601
Equitable Holdings Inc 4.572% 2/15/2029 (p)		4,941,000	4,959,153
HA Sustainable Infrastructure Capital Inc 6% 3/15/2036 (b)		2,121,000	2,108,200
HA Sustainable Infrastructure Capital Inc 7.125% 11/15/2056 (d)		1,059,000	1,058,709
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (d)		3,089,000	3,254,447
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (p)		1,475,000	1,452,875
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		5,485,000	4,671,067
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		5,916,000	5,827,078
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		2,350,000	2,235,362
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		395,000	390,398
ION Platform Finance US Inc 7.875% 9/30/2032 (p)		1,760,000	1,408,367
Jackson Financial Inc 3.125% 11/23/2031		2,681,000	2,442,124
Jackson Financial Inc 5.17% 6/8/2027		10,301,000	10,426,271
Jackson Financial Inc 5.67% 6/8/2032		11,039,000	11,288,867
Jefferson Capital Holdin 8.25% 5/15/2030 (p)		990,000	1,037,216
NFE Financing LLC 12% (j)(p)		13,750,797	4,970,913
Pine Street Trust II 5.568% 2/15/2049 (p)		19,200,000	18,295,063
Rocket Cos Inc 6.375% 8/1/2033 (p)		3,365,000	3,477,794
Walker & Dunlop Inc 6.625% 4/1/2033 (p)		1,755,000	1,734,665
WEX Inc 6.5% 3/15/2033 (p)		915,000	919,609
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (p)		3,055,000	3,216,411
			147,748,456
Insurance - 0.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (p)		2,419,000	2,446,838
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (p)		3,355,000	3,250,391
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (p)		6,075,000	6,380,621
Asurion LLC and Asurion Co-Issuer Inc 8.375% 2/1/2034 (p)		19,670,000	19,574,928
Five Corners Funding Trust II 2.85% 5/15/2030 (p)		42,017,000	39,851,954
Liberty Mutual Group Inc 4.569% 2/1/2029 (p)		8,055,000	8,107,035
Marsh & McLennan Cos Inc 4.375% 3/15/2029		12,747,000	12,879,606
Unum Group 4% 6/15/2029		15,636,000	15,510,440
Unum Group 4.046% 8/15/2041 (p)		1,112,000	922,583
Unum Group 5.75% 8/15/2042		15,440,000	15,248,413
			124,172,809
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (p)		2,055,000	2,075,437
Rithm Capital Corp 8% 4/1/2029 (p)		1,000,000	1,006,344
Rithm Capital Corp 8% 7/15/2030 (p)		2,035,000	2,044,381
Starwood Property Trust Inc 3.625% 7/15/2026 (p)		490,000	487,023
Starwood Property Trust Inc 5.25% 10/15/2028 (p)		1,030,000	1,034,952
Starwood Property Trust Inc 5.75% 1/15/2031 (p)		1,640,000	1,657,140
Starwood Property Trust Inc 6% 4/15/2030 (p)		1,495,000	1,529,636
Starwood Property Trust Inc 6.5% 10/15/2030 (p)		700,000	729,511
Starwood Property Trust Inc 6.5% 7/1/2030 (p)		1,805,000	1,877,245
Starwood Property Trust Inc 7.25% 4/1/2029 (p)		1,045,000	1,095,010
			13,536,679
TOTAL FINANCIALS			2,764,581,335
Health Care - 1.0%
Biotechnology - 0.0%
BioMarin Pharmaceutical Inc5.5% 2/15/2034 (p)		2,110,000	2,128,552
Emergent BioSolutions Inc 3.875% 8/15/2028 (p)		4,305,000	3,764,180
			5,892,732
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (p)		2,196,000	2,115,995
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (p)		7,400,000	7,636,593
Sotera Health Holdings LLC 7.375% 6/1/2031 (p)		987,000	1,038,539
			10,791,127
Health Care Providers & Services - 0.9%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (p)		3,190,000	3,293,190
Accendra Health Inc 6.625% 4/1/2030 (p)		5,130,000	2,468,239
Centene Corp 2.45% 7/15/2028		29,620,000	27,917,691
Centene Corp 2.625% 8/1/2031		13,830,000	11,981,957
Centene Corp 3.375% 2/15/2030		24,530,000	22,746,521
Centene Corp 4.25% 12/15/2027		15,485,000	15,391,231
Centene Corp 4.625% 12/15/2029		24,065,000	23,481,816
CHS/Community Health Systems Inc 4.75% 2/15/2031 (p)		8,275,000	7,592,240
CHS/Community Health Systems Inc 5.25% 5/15/2030 (p)		8,970,000	8,618,665
CHS/Community Health Systems Inc 6.125% 4/1/2030 (p)		4,055,000	3,585,069
CHS/Community Health Systems Inc 9.75% 1/15/2034 (p)		1,925,000	2,028,601
Cigna Group/The 3.05% 10/15/2027		10,400,000	10,286,729
CVS Health Corp 3% 8/15/2026		2,303,000	2,292,734
CVS Health Corp 3.625% 4/1/2027		7,027,000	7,005,683
CVS Health Corp 4.78% 3/25/2038		18,481,000	17,658,500
CVS Health Corp 5% 1/30/2029		10,678,000	10,959,315
CVS Health Corp 5.25% 1/30/2031		4,378,000	4,562,884
CVS Health Corp 6.75% 12/10/2054 (d)		3,717,000	3,866,330
CVS Health Corp 7% 3/10/2055 (d)		4,731,000	4,976,189
DaVita Inc 3.75% 2/15/2031 (p)		1,165,000	1,088,683
DaVita Inc 4.625% 6/1/2030 (p)		5,420,000	5,305,782
DaVita Inc 6.75% 7/15/2033 (p)		2,790,000	2,896,810
DaVita Inc 6.875% 9/1/2032 (p)		2,880,000	2,992,568
Global Medical Response Inc 7.375% 10/1/2032 (p)		991,000	1,037,458
HCA Inc 3.5% 9/1/2030		20,891,000	20,238,465
HCA Inc 3.625% 3/15/2032		3,086,000	2,940,560
HCA Inc 5.5% 6/1/2033		18,000,000	18,865,870
HCA Inc 5.625% 9/1/2028		16,701,000	17,233,769
HCA Inc 5.875% 2/1/2029		15,195,000	15,837,480
Humana Inc 3.7% 3/23/2029		9,378,000	9,220,927
LifePoint Health Inc 10% 6/1/2032 (p)		1,436,000	1,497,754
Molina Healthcare Inc 6.25% 1/15/2033 (p)		6,699,000	6,589,914
Molina Healthcare Inc 6.5% 2/15/2031 (p)		3,080,000	3,089,841
National Mentor Holdings Inc 10.5% 12/15/2030 (p)		3,085,000	3,073,626
Pediatrix Medical Group Inc 5.375% 2/15/2030 (p)		2,070,000	2,056,610
Radiology Partners Inc 8.5% 7/15/2032 (p)		1,195,000	1,230,468
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (d)(p)		282,730	264,352
Sabra Health Care LP 3.2% 12/1/2031		36,074,000	33,361,491
Surgery Center Holdings Inc 7.25% 4/15/2032 (p)		2,032,000	2,029,535
TEAM Services Holding Inc 9% 2/15/2033 (p)		4,280,000	4,186,525
Tenet Healthcare Corp 4.25% 6/1/2029		715,000	703,565
Tenet Healthcare Corp 4.375% 1/15/2030		3,385,000	3,323,320
Tenet Healthcare Corp 4.625% 6/15/2028 (y)		3,035,000	3,030,843
Tenet Healthcare Corp 5.5% 11/15/2032 (p)		3,090,000	3,128,415
Tenet Healthcare Corp 6% 11/15/2033 (p)		1,680,000	1,736,162
Tenet Healthcare Corp 6.125% 10/1/2028		2,495,000	2,500,758
Tenet Healthcare Corp 6.125% 6/15/2030		2,691,000	2,744,694
Tenet Healthcare Corp 6.75% 5/15/2031		665,000	690,453
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		6,970,000	7,101,298
US Acute Care Solutions LLC 9.75% 5/15/2029 (p)		5,261,000	5,262,641
			375,974,221
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (p)		4,145,000	4,263,862
IQVIA Inc 6.5% 5/15/2030 (p)		1,445,000	1,485,768
			5,749,630
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (p)		9,864,000	10,200,684
Bausch Health Americas Inc 8.5% 1/31/2027 (p)		1,370,000	1,357,673
Elanco Animal Health Inc 6.65% 8/28/2028 (d)		4,279,000	4,448,457
Mylan Inc 4.55% 4/15/2028		13,507,000	13,575,730
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (p)		3,685,000	3,617,438
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (p)(y)		4,465,000	3,967,624
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (p)		895,000	868,149
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (p)(y)		3,769,000	3,512,566
Utah Acquisition Sub Inc 3.95% 6/15/2026		4,272,000	4,267,162
			45,815,483
TOTAL HEALTH CARE			444,223,193
Industrials - 0.8%
Aerospace & Defense - 0.4%
Axon Enterprise Inc 6.125% 3/15/2030 (p)		2,440,000	2,514,727
Axon Enterprise Inc 6.25% 3/15/2033 (p)		2,425,000	2,513,559
Boeing Co 3.55% 3/1/2038		2,570,000	2,209,001
Boeing Co 5.15% 5/1/2030		18,842,000	19,515,407
Boeing Co 5.705% 5/1/2040		13,710,000	14,264,366
Boeing Co 5.805% 5/1/2050		3,812,000	3,827,401
Boeing Co 5.93% 5/1/2060		13,710,000	13,750,022
Boeing Co 6.259% 5/1/2027		3,585,000	3,672,610
Boeing Co 6.298% 5/1/2029		8,683,000	9,253,020
Boeing Co 6.388% 5/1/2031		6,576,000	7,188,034
Boeing Co 6.528% 5/1/2034		7,038,000	7,890,842
Boeing Co 6.858% 5/1/2054		10,596,000	12,151,797
Boeing Co 7.008% 5/1/2064		10,000,000	11,594,797
BWX Technologies Inc 4.125% 6/30/2028 (p)		3,265,000	3,233,675
Carpenter Technology Corp 5.625% 3/1/2034 (p)		2,825,000	2,880,593
OneSky Flight LLC 8.875% 12/15/2029 (p)		2,005,000	2,133,869
TransDigm Inc 6% 1/15/2033 (p)		1,085,000	1,104,193
TransDigm Inc 6.125% 7/31/2034 (p)(y)		2,830,000	2,874,533
TransDigm Inc 6.25% 1/31/2034 (p)		740,000	765,529
TransDigm Inc 6.375% 3/1/2029 (p)		4,655,000	4,777,194
TransDigm Inc 6.375% 5/31/2033 (p)		2,785,000	2,842,463
TransDigm Inc 6.625% 3/1/2032 (p)		1,210,000	1,253,550
TransDigm Inc 6.75% 1/31/2034 (p)		3,270,000	3,393,545
TransDigm Inc 6.75% 8/15/2028 (p)		1,980,000	2,014,650
TransDigm Inc 7.125% 12/1/2031 (p)		415,000	434,957
			138,054,334
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (p)(y)		4,037,000	4,211,079
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (p)		1,950,000	2,069,385
			6,280,464
Building Products - 0.1%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (p)		2,160,000	2,176,459
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (p)		2,215,000	2,319,156
Builders FirstSource Inc 4.25% 2/1/2032 (p)		2,465,000	2,350,919
Builders FirstSource Inc 6.375% 3/1/2034 (p)		1,075,000	1,107,267
Builders FirstSource Inc 6.75% 5/15/2035 (p)(y)		4,590,000	4,789,962
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (p)		1,880,000	1,419,421
Carrier Global Corp 5.9% 3/15/2034		2,545,000	2,753,456
Cornerstone Building Brands Inc 6.125% 1/15/2029 (p)		1,195,000	596,422
Cornerstone Building Brands Inc 9.5% 8/15/2029 (p)		895,000	650,550
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (p)		5,350,000	5,537,223
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (p)		1,050,000	1,094,848
JH North America Holdings Inc 6.125% 7/31/2032 (p)		175,000	179,612
Masterbrand Inc 7% 7/15/2032 (p)		1,135,000	1,142,301
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (p)(y)		1,055,000	1,063,758
Standard Building Solutions Inc 5.875% 3/15/2034 (p)		2,065,000	2,059,967
Standard Building Solutions Inc 6.25% 8/1/2033 (p)		4,040,000	4,115,354
Standard Building Solutions Inc 6.5% 8/15/2032 (p)		1,955,000	2,012,351
			35,369,026
Commercial Services & Supplies - 0.1%
ADT Security Corp/The 5.875% 10/15/2033 (p)		2,055,000	2,088,630
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (p)		2,090,000	2,067,907
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (p)		2,520,000	2,622,947
Allied Universal Holdco LLC 7.875% 2/15/2031 (p)		3,780,000	3,993,602
Artera Services LLC 8.5% 2/15/2031 (p)(y)		12,435,000	10,395,261
Brand Industrial Services Inc 10.375% 8/1/2030 (p)(y)		5,117,000	4,778,615
Clean Harbors Inc 6.375% 2/1/2031 (p)(y)		945,000	970,254
CoreCivic Inc 4.75% 10/15/2027		4,815,000	4,816,183
CoreCivic Inc 8.25% 4/15/2029		980,000	1,017,690
GEO Group Inc/The 10.25% 4/15/2031		2,965,000	3,183,482
GEO Group Inc/The 8.625% 4/15/2029		3,010,000	3,131,953
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (p)		1,050,000	1,053,777
GFL Environmental Inc 3.5% 9/1/2028 (p)		1,685,000	1,647,580
GFL Environmental Inc 6.75% 1/15/2031 (p)		405,000	424,784
Neptune Bidco US Inc 9.5% 2/15/2033 (p)		2,150,000	2,104,400
OT Midco Inc 10% 2/15/2030 (p)		4,121,000	1,749,651
Reworld Holding Corp 4.875% 12/1/2029 (p)		1,093,000	1,053,349
Williams Scotsman Inc 6.625% 4/15/2030 (p)		1,210,000	1,253,617
Williams Scotsman Inc 6.625% 6/15/2029 (p)		1,755,000	1,812,822
			50,166,504
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (p)		3,845,000	3,928,675
Amsted Industries Inc 6.375% 3/15/2033 (p)		1,990,000	2,068,085
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (p)		4,284,000	4,326,502
			10,323,262
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (p)		902,000	882,887
WESCO Distribution Inc 5.25% 4/15/2031 (p)		2,445,000	2,440,672
WESCO Distribution Inc 5.5% 4/15/2034 (p)		3,180,000	3,204,678
WESCO Distribution Inc 6.375% 3/15/2033 (p)(y)		1,010,000	1,053,047
			7,581,284
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (p)		1,665,000	1,637,299
Genesee & Wyoming Inc 6.25% 4/15/2032 (p)		3,930,000	4,050,792
Uber Technologies Inc 4.15% 1/15/2031		16,423,000	16,358,686
Uber Technologies Inc 4.8% 9/15/2035		12,955,000	12,895,808
XPO Inc 7.125% 2/1/2032 (p)(y)		2,855,000	2,991,992
XPO Inc 7.125% 6/1/2031 (p)		940,000	976,767
			38,911,344
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (p)		1,425,000	1,411,173
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (p)		1,630,000	1,718,749
			3,129,922
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (p)		2,255,000	2,302,850
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(p)		4,068,627	4,495,844
Chart Industries Inc 7.5% 1/1/2030 (p)		256,000	265,935
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (p)		2,110,000	2,169,207
Enpro Inc 6.125% 6/1/2033 (p)		2,005,000	2,069,256
			11,303,092
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (p)		77,751	77,856
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (p)		2,897,000	2,944,064
United Airlines Holdings Inc 4.875% 3/1/2029		3,260,000	3,282,421
United Airlines Holdings Inc 5.375% 3/1/2031		2,110,000	2,148,174
			8,452,515
Professional Services - 0.0%
CACI International Inc 6.375% 6/15/2033 (p)		3,070,000	3,160,541
Paychex Inc 5.1% 4/15/2030		2,986,000	3,049,468
Paychex Inc 5.35% 4/15/2032		4,153,000	4,259,122
Paychex Inc 5.6% 4/15/2035		3,253,000	3,334,799
Verisk Analytics Inc 4.45% 3/15/2031		4,851,000	4,874,628
			18,678,558
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7% 6/15/2032 (p)		1,005,000	1,054,951
FTAI Aviation Investors LLC 7.875% 12/1/2030 (p)		1,860,000	1,968,120
Herc Holdings Inc 5.75% 3/15/2031 (p)		1,380,000	1,398,935
Herc Holdings Inc 6% 3/15/2034 (p)		1,260,000	1,266,720
Herc Holdings Inc 7% 6/15/2030 (p)		3,605,000	3,777,741
Herc Holdings Inc 7.25% 6/15/2033 (p)		2,675,000	2,827,654
QXO Building Products Inc 6.75% 4/30/2032 (p)		6,110,000	6,328,225
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (p)		980,000	1,020,843
United Rentals North America Inc 5.375% 11/15/2033 (p)		5,130,000	5,171,829
United Rentals North America Inc 6.125% 3/15/2034 (p)		3,195,000	3,347,024
			28,162,042
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (p)		980,000	1,026,481
TOTAL INDUSTRIALS			357,438,828
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (p)(y)		2,210,000	2,211,191
Dell International LLC / EMC Corp 4.15% 2/15/2029		16,818,000	16,878,193
Dell International LLC / EMC Corp 4.5% 2/15/2031		33,281,000	33,442,594
Dell International LLC / EMC Corp 4.75% 10/6/2032		22,184,000	22,391,520
Dell International LLC / EMC Corp 5.1% 2/15/2036		40,930,000	41,080,572
Dell International LLC / EMC Corp 6.2% 7/15/2030		8,040,000	8,638,456
Lightning Power LLC 7.25% 8/15/2032 (p)		2,020,000	2,144,557
Sensata Technologies Inc 3.75% 2/15/2031 (p)		950,000	895,618
Sensata Technologies Inc 6.625% 7/15/2032 (p)		1,780,000	1,863,283
			129,545,984
IT Services - 0.0%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (p)		5,661,000	5,564,067
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (p)		2,651,000	2,602,319
CoreWeave Inc 9% 2/1/2031 (p)		8,423,000	8,127,069
CoreWeave Inc 9.25% 6/1/2030 (p)		3,505,000	3,432,971
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (p)		2,440,000	2,282,681
			22,009,107
Semiconductors & Semiconductor Equipment - 0.4%
Amkor Technology Inc 5.875% 10/1/2033 (p)		1,010,000	1,030,643
Broadcom Inc 1.95% 2/15/2028		6,532,000	6,314,564
Broadcom Inc 2.45% 2/15/2031		63,710,000	58,889,907
Broadcom Inc 2.6% 2/15/2033		92,472,000	82,317,261
Broadcom Inc 3.419% 4/15/2033		5,015,000	4,697,291
Entegris Inc 3.625% 5/1/2029 (p)		1,325,000	1,271,756
Entegris Inc 4.75% 4/15/2029 (p)		5,435,000	5,439,517
Entegris Inc 5.95% 6/15/2030 (p)		5,300,000	5,404,596
ON Semiconductor Corp 3.875% 9/1/2028 (p)		1,660,000	1,624,988
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (d)		1,182,698	876,278
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (d)(p)		1,110,942	1,187,375
			169,054,176
Software - 0.3%
Cloud Software Group Inc 9% 9/30/2029 (p)		6,663,000	6,524,737
Fiserv Funding ULC 3.5% 6/15/2032	EUR	1,855,000	2,162,731
Oracle Corp 3.6% 4/1/2040		12,540,000	9,476,421
Oracle Corp 4.45% 9/26/2030		12,655,000	12,411,438
Oracle Corp 4.55% 2/4/2029		1,050,000	1,051,993
Oracle Corp 4.8% 9/26/2032		21,108,000	20,625,160
Oracle Corp 4.95% 2/4/2031		1,053,000	1,050,843
Oracle Corp 5.2% 9/26/2035		19,216,000	18,569,436
Oracle Corp 5.35% 5/4/2033		1,050,000	1,053,540
Oracle Corp 5.7% 2/4/2036		1,053,000	1,053,590
Oracle Corp 5.875% 9/26/2045		11,851,000	10,737,779
Oracle Corp 5.95% 9/26/2055		14,857,000	13,074,066
Oracle Corp 6.1% 9/26/2065		15,291,000	13,250,023
Oracle Corp 6.55% 2/4/2046		1,478,000	1,440,239
Oracle Corp 6.7% 2/4/2056		1,053,000	1,021,157
Oracle Corp 6.85% 2/4/2066		211,000	202,140
Oracle Corp U.S. SOFR Averages Index + 1.11%, 4.777% 2/4/2029 (d)(e)		1,050,000	1,048,499
Rackspace Finance LLC 3.5% 5/15/2028 (p)		3,657,300	1,488,063
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030 (p)		6,640,000	7,562,376
			123,804,231
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (p)		1,925,000	1,969,323
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (p)		1,265,000	1,301,880
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (p)		850,000	896,885
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (p)		1,045,000	1,099,265
			5,267,353
TOTAL INFORMATION TECHNOLOGY			449,680,851
Materials - 0.5%
Chemicals - 0.4%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(p)		5,228,415	4,522,579
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (p)		970,000	1,019,732
Celanese US Holdings LLC 6.5% 4/15/2030		1,410,000	1,444,645
Celanese US Holdings LLC 6.75% 4/15/2033 (y)		4,490,000	4,603,601
Celanese US Holdings LLC 6.85% 11/15/2028 (d)		8,115,000	8,539,780
Celanese US Holdings LLC 6.879% 7/15/2032 (d)(y)		17,045,000	17,969,129
Celanese US Holdings LLC 7% 2/15/2031		3,100,000	3,193,319
Celanese US Holdings LLC 7.05% 11/15/2030 (d)		15,205,000	16,211,206
Celanese US Holdings LLC 7.2% 11/15/2033 (d)(y)		9,108,000	9,785,143
Celanese US Holdings LLC 7.375% 2/15/2034 (y)		5,964,000	6,126,907
Chemours Co/The 4.625% 11/15/2029 (p)		2,805,000	2,656,925
Chemours Co/The 5.75% 11/15/2028 (p)		3,385,000	3,404,681
Chemours Co/The 7.875% 3/15/2034 (b)(p)		2,610,000	2,606,741
Chemours Co/The 8% 1/15/2033 (p)		2,570,000	2,613,808
CompoSecure Holdings LLC 5.625% 2/1/2033 (p)		4,190,000	4,169,050
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (p)		2,079,833	1,095,500
Mativ Holdings Inc 8% 10/1/2029 (p)		2,558,000	2,524,522
Methanex US Operations Inc 6.25% 3/15/2032 (p)(y)		2,745,000	2,841,083
Olin Corp 5% 2/1/2030 (y)		5,425,000	5,275,649
Olin Corp 6.625% 4/1/2033 (p)		3,780,000	3,691,062
Olympus Water US Holding Corp 6.25% 10/1/2029 (p)(y)		3,209,000	3,137,108
Olympus Water US Holding Corp 6.75% 8/1/2032 (p)		3,975,000	3,913,031
Olympus Water US Holding Corp 7.25% 2/15/2033 (p)(y)		4,105,000	4,086,395
Olympus Water US Holding Corp 7.25% 6/15/2031 (p)		1,255,000	1,284,047
Perimeter Holdings LLC 6.25% 1/15/2034 (p)		3,115,000	3,129,203
Solstice Advanced Materials Inc 5.625% 9/30/2033 (p)		2,090,000	2,112,616
Tronox Inc 4.625% 3/15/2029 (p)(y)		5,865,000	4,534,717
WR Grace Holdings LLC 5.625% 8/15/2029 (p)		4,895,000	4,689,099
WR Grace Holdings LLC 6.625% 8/15/2032 (p)		2,860,000	2,893,253
WR Grace Holdings LLC 7% 8/1/2033 (p)		1,420,000	1,445,773
WR Grace Holdings LLC 7.375% 3/1/2031 (p)		770,000	790,464
			136,310,768
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (p)		8,185,000	8,506,654
Quikrete Holdings Inc 6.75% 3/1/2033 (p)		2,795,000	2,905,280
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (p)		2,800,000	2,803,777
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (p)		2,540,000	2,698,455
			16,914,166
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (p)		2,765,000	2,639,016
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (p)		1,520,000	1,555,741
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (p)		2,705,000	2,725,424
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (p)		1,920,000	1,949,434
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (p)(y)		2,070,000	2,060,875
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (p)		2,920,000	3,000,090
Graphic Packaging International LLC 3.75% 2/1/2030 (p)(y)		1,190,000	1,126,189
Graphic Packaging International LLC 6.375% 7/15/2032 (p)		1,645,000	1,666,359
			16,723,128
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (p)		6,785,000	7,173,285
Alumina Pty Ltd 6.375% 9/15/2032 (p)		3,630,000	3,768,808
Century Aluminum Co 6.875% 8/1/2032 (p)		1,975,000	2,042,856
Cleveland-Cliffs Inc 7% 3/15/2032 (p)		1,850,000	1,878,909
Cleveland-Cliffs Inc 7.375% 5/1/2033 (p)		1,040,000	1,067,281
Cleveland-Cliffs Inc 7.5% 9/15/2031 (p)		960,000	1,001,997
Cleveland-Cliffs Inc 7.625% 1/15/2034 (p)		1,325,000	1,359,809
Commercial Metals Co 3.875% 2/15/2031		1,150,000	1,093,478
Commercial Metals Co 4.125% 1/15/2030		1,175,000	1,148,550
Commercial Metals Co 5.75% 11/15/2033 (p)		2,760,000	2,815,987
Commercial Metals Co 6% 12/15/2035 (p)		2,760,000	2,826,925
Kaiser Aluminum Corp 5.875% 3/1/2034 (p)		2,060,000	2,082,944
Novelis Corp 3.875% 8/15/2031 (p)		955,000	872,773
Novelis Corp 6.375% 8/15/2033 (p)		1,110,000	1,122,081
Novelis Corp 6.875% 1/30/2030 (p)		3,320,000	3,427,163
			33,682,846
TOTAL MATERIALS			203,630,908
Real Estate - 1.8%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		3,794,000	3,862,918
Piedmont Operating Partnership LP 2.75% 4/1/2032		5,512,000	4,802,063
Safehold GL Holdings LLC 6.1% 4/1/2034		4,551,000	4,913,100
Store Capital LLC 2.7% 12/1/2031		7,899,000	7,066,474
Store Capital LLC 2.75% 11/18/2030		7,730,000	7,109,958
Store Capital LLC 4.625% 3/15/2029		5,948,000	5,975,455
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (p)		2,910,000	2,749,894
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (p)		4,986,000	4,849,295
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (p)		5,845,000	5,928,041
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (p)		2,895,000	2,936,130
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (p)		199,000	198,692
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (p)		470,000	469,531
VICI Properties LP 4.75% 2/15/2028		21,253,000	21,464,273
VICI Properties LP 4.75% 4/1/2028		5,485,000	5,538,889
VICI Properties LP 4.95% 2/15/2030		33,145,000	33,692,519
VICI Properties LP 5.125% 5/15/2032		18,569,000	18,835,137
VICI Properties LP 5.75% 4/1/2034		74,000	76,877
Vornado Realty LP 2.15% 6/1/2026		6,904,000	6,850,051
WP Carey Inc 3.85% 7/15/2029		4,522,000	4,486,027
WP Carey Inc 4.25% 7/23/2032	EUR	690,000	849,398
			142,654,722
Health Care REITs - 0.6%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (p)		1,740,000	1,701,775
Healthcare Realty Holdings LP 3.1% 2/15/2030		4,838,000	4,633,553
Healthcare Realty Holdings LP 3.5% 8/1/2026		5,039,000	5,018,599
Healthpeak OP LLC 3.25% 7/15/2026		2,056,000	2,050,171
Healthpeak OP LLC 3.5% 7/15/2029		2,351,000	2,304,390
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	865,000	1,001,692
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		3,295,000	2,520,806
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		2,750,000	2,375,976
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		12,754,000	12,498,968
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (p)		865,000	925,790
Omega Healthcare Investors Inc 3.25% 4/15/2033 (y)		27,200,000	24,560,977
Omega Healthcare Investors Inc 3.375% 2/1/2031		10,332,000	9,750,361
Omega Healthcare Investors Inc 3.625% 10/1/2029		39,642,000	38,629,091
Omega Healthcare Investors Inc 4.5% 4/1/2027		32,478,000	32,528,354
Omega Healthcare Investors Inc 4.75% 1/15/2028		18,782,000	18,962,982
Ventas Realty LP 3% 1/15/2030		28,128,000	26,965,994
Ventas Realty LP 4% 3/1/2028		6,996,000	6,992,890
Ventas Realty LP 4.75% 11/15/2030		39,136,000	39,986,376
			233,408,745
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (b)(p)		1,875,000	1,888,679
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (p)(y)		2,035,000	2,113,938
			4,002,617
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		7,113,000	6,596,069
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	2,135,000	2,522,531
			9,118,600
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		15,144,000	14,264,506
Boston Properties LP 4.5% 12/1/2028		12,665,000	12,771,526
Boston Properties LP 6.75% 12/1/2027		16,978,000	17,716,298
COPT Defense Properties LP 2% 1/15/2029		2,119,000	2,000,467
COPT Defense Properties LP 2.25% 3/15/2026		6,484,000	6,479,215
COPT Defense Properties LP 2.75% 4/15/2031		6,131,000	5,661,999
COPT Defense Properties LP 4.5% 10/15/2030		3,370,000	3,384,712
Hudson Pacific Properties LP 4.65% 4/1/2029		27,154,000	24,167,060
			86,445,783
Real Estate Management & Development - 0.3%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		1,545,000	1,531,310
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (p)		399,600	403,933
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (p)		568,000	537,265
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (p)		1,150,000	1,133,625
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (p)		935,000	1,007,473
Brandywine Operating Partnership LP 3.95% 11/15/2027		14,429,000	14,143,473
Brandywine Operating Partnership LP 4.55% 10/1/2029		15,790,000	14,895,615
Brandywine Operating Partnership LP 8.3% 3/15/2028		22,792,000	24,052,376
CBRE Services Inc 2.5% 4/1/2031		21,262,000	19,398,402
Essex Portfolio LP 5.5% 4/1/2034		1,506,000	1,570,773
Forestar Group Inc 6.5% 3/15/2033 (p)		3,000,000	3,071,400
Howard Hughes Corp/The 4.125% 2/1/2029 (p)		1,065,000	1,031,182
Howard Hughes Corp/The 4.375% 2/1/2031 (p)		895,000	851,245
Kennedy-Wilson Inc 4.75% 2/1/2030		2,195,000	2,128,963
Tanger Properties LP 2.75% 9/1/2031		16,274,000	14,884,682
Tanger Properties LP 3.125% 9/1/2026		8,723,000	8,672,257
Taylor Morrison Communities Inc 5.75% 11/15/2032 (p)		1,630,000	1,684,266
			110,998,240
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		2,770,000	2,496,900
American Homes 4 Rent LP 3.625% 4/15/2032		10,838,000	10,287,298
American Homes 4 Rent LP 5.5% 2/1/2034		4,006,000	4,137,453
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		16,951,000	16,498,343
Invitation Homes Operating Partnership LP 5.5% 8/15/2033		2,192,000	2,265,604
Sun Communities Operating LP 2.3% 11/1/2028		6,226,000	5,946,745
Sun Communities Operating LP 2.7% 7/15/2031		15,891,000	14,583,208
Sun Communities Operating LP 4.2% 4/15/2032		473,000	463,732
			56,679,283
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		19,581,000	19,405,597
Brixmor Operating Partnership LP 4.125% 5/15/2029		18,497,000	18,528,636
Brixmor Operating Partnership LP 4.125% 6/15/2026		15,162,000	15,158,359
Kite Realty Group Trust 4.75% 9/15/2030		1,467,000	1,495,641
NNN REIT Inc 5.6% 10/15/2033		2,219,000	2,339,545
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033		9,993,000	10,010,575
Realty Income Corp 2.2% 6/15/2028		3,122,000	3,007,733
Realty Income Corp 3.375% 6/20/2031	EUR	2,285,000	2,722,295
Realty Income Corp 3.4% 1/15/2028		6,031,000	5,980,638
Simon Property Group LP 2.45% 9/13/2029		6,352,000	6,038,860
			84,687,879
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	3,470,000	4,178,013
American Tower Corp 5.45% 2/15/2034		1,200,000	1,256,175
American Tower Corp 5.55% 7/15/2033		1,450,000	1,531,138
Iron Mountain Inc 6.25% 1/15/2033 (p)		1,565,000	1,599,130
Millrose Properties Inc 6.25% 9/15/2032 (p)		1,135,000	1,149,236
Millrose Properties Inc 6.375% 8/1/2030 (p)		1,790,000	1,836,361
			11,550,053
TOTAL REAL ESTATE			739,545,922
Utilities - 0.7%
Electric Utilities - 0.4%
Clearway Energy Operating LLC 3.75% 1/15/2032 (p)		475,000	441,766
Clearway Energy Operating LLC 3.75% 2/15/2031 (p)		3,115,000	2,950,976
Clearway Energy Operating LLC 4.75% 3/15/2028 (p)		660,000	657,845
Clearway Energy Operating LLC 5.75% 1/15/2034 (p)		2,095,000	2,122,606
Cleco Corporate Holdings LLC 3.375% 9/15/2029		12,555,000	11,954,807
Duke Energy Corp 2.45% 6/1/2030		10,750,000	10,074,512
Duke Energy Corp 3.85% 6/15/2034	EUR	3,530,000	4,225,667
Duke Energy Corp 4.5% 8/15/2032		8,000,000	8,067,347
Duquesne Light Holdings Inc 2.532% 10/1/2030 (p)		5,172,000	4,787,435
Duquesne Light Holdings Inc 2.775% 1/7/2032 (p)		16,845,000	15,275,006
Edison International 4.8% 3/15/2031		2,122,000	2,120,730
Edison International 6.25% 3/15/2030		1,162,000	1,229,033
Edison International 7.875% 6/15/2054 (d)		1,390,000	1,447,043
Edison International 8.125% 6/15/2053 (d)		2,433,000	2,529,067
Exelon Corp 3.35% 3/15/2032		16,412,000	15,509,637
Exelon Corp 4.05% 4/15/2030		6,798,000	6,777,677
Exelon Corp 5.3% 3/15/2033		10,000,000	10,478,927
Hawaiian Electric Co Inc 6% 10/1/2033 (p)		1,655,000	1,686,887
IPALCO Enterprises Inc 4.25% 5/1/2030		8,975,000	8,878,474
NRG Energy Inc 3.625% 2/15/2031 (p)		1,230,000	1,161,030
NRG Energy Inc 5.25% 6/15/2029 (p)		2,320,000	2,328,094
NRG Energy Inc 5.75% 1/15/2034 (p)		3,085,000	3,127,181
NRG Energy Inc 5.75% 7/15/2029 (p)		2,070,000	2,073,577
NRG Energy Inc 6% 1/15/2036 (p)		3,085,000	3,139,506
NRG Energy Inc 6% 2/1/2033 (p)(y)		3,440,000	3,523,294
NRG Energy Inc 6.25% 11/1/2034 (p)		2,485,000	2,569,909
Pacific Gas and Electric Co 5.2% 5/1/2036		400,000	401,327
Pacific Gas and Electric Co 6% 5/1/2056		400,000	395,071
PacifiCorp 7.375% 9/15/2055 (d)		2,869,000	2,905,643
PG&E Corp 5% 7/1/2028		677,000	675,210
PG&E Corp 5.25% 7/1/2030		8,616,000	8,623,134
PG&E Corp 6.85% 9/15/2056 (d)		3,301,000	3,295,656
PG&E Corp 7.375% 3/15/2055 (d)		3,576,000	3,701,085
Southern Co/The 1.875% 9/15/2081 (d)	EUR	3,720,000	4,299,537
Vistra Operations Co LLC 6.875% 4/15/2032 (p)		1,970,000	2,072,479
Vistra Operations Co LLC 7.75% 10/15/2031 (p)		2,750,000	2,906,090
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (p)(y)		1,266,000	1,314,046
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (p)(y)		4,469,000	4,633,687
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (p)		1,930,000	2,043,581
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (p)		2,900,000	3,069,633
			169,474,212
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031		15,706,000	14,564,084
AES Corp/The 3.95% 7/15/2030 (p)		28,974,000	28,472,456
AES Corp/The 6.95% 7/15/2055 (d)		2,373,000	2,292,956
Alpha Generation LLC 6.25% 1/15/2034 (p)		2,055,000	2,086,867
Alpha Generation LLC 6.75% 10/15/2032 (p)		1,280,000	1,329,943
Calpine LLC 5.125% 3/15/2028 (p)		1,530,000	1,529,433
Sunnova Energy Corp 5.875% (j)(k)(p)		5,476,000	13,690
Talen Energy Supply LLC 6.25% 2/1/2034 (p)		3,085,000	3,139,279
Talen Energy Supply LLC 6.5% 2/1/2036 (p)		3,085,000	3,171,899
			56,600,607
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029		31,524,000	30,440,745
NiSource Inc 5.8% 2/1/2042		4,036,000	4,114,799
NiSource Inc 5.95% 6/15/2041		5,760,000	6,044,653
Puget Energy Inc 4.1% 6/15/2030		21,032,000	20,758,885
Puget Energy Inc 4.224% 3/15/2032		21,626,000	21,136,818
			82,495,900
TOTAL UTILITIES			308,570,719
TOTAL UNITED STATES			7,093,961,738
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (p)		520,000	538,457
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (p)		1,800,000	1,902,061
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (p)		855,000	920,173
Navoiyuran State Enterprise 6.7% 7/2/2030 (p)		1,360,000	1,399,100

TOTAL UZBEKISTAN			4,759,791
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (j)(p)		172,000	71,801
Petroleos de Venezuela SA 5.375% (j)(q)		621,100	190,367
Petroleos de Venezuela SA 6% (j)(p)		4,107,669	1,304,185
Petroleos de Venezuela SA 6% (j)(p)		3,540,167	1,124,003

TOTAL VENEZUELA			2,690,356
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (p)		1,454,246	1,448,866
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.375% 2/15/2036 (p)		2,020,000	2,026,496
First Quantum Minerals Ltd 7.25% 2/15/2034 (p)		2,760,000	2,887,848
First Quantum Minerals Ltd 8% 3/1/2033 (p)		1,635,000	1,742,289
First Quantum Minerals Ltd 8.625% 6/1/2031 (p)		725,000	760,024

TOTAL ZAMBIA			7,416,657
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,372,846,336)			9,389,483,539

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
DigitalBridge Group Inc Series H, 7.125%	3,288	57,244
DigitalBridge Group Inc Series I, 7.15%	4,198	73,297
		130,541
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arbor Realty Trust Inc Series F, 6.25% (d)	40,700	877,899
Franklin BSP Realty Trust Inc 7.5%	34,000	720,460
MFA Financial Inc 7.5%	24,975	524,975
		2,123,334
TOTAL FINANCIALS		2,253,875
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11.25% (o)	35,000	3,500,000
Real Estate - 0.0%
Industrial REITs - 0.0%
Rexford Industrial Realty Inc 5.875% Series B	30,100	676,347
Retail REITs - 0.0%
Cedar Realty Trust Inc 7.25%	289	5,473
Specialized REITs - 0.0%
National Storage Affiliates Trust Series A, 6%	12,600	264,600
TOTAL REAL ESTATE		946,420
TOTAL UNITED STATES		6,700,295
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $6,719,930)		6,700,295

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (n)(q)		2,363,000	2,320,612
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (d)(n)(p)		1,070,000	1,182,051
Banco de Credito e Inversiones SA 8.75% (d)(n)(p)		1,075,000	1,165,210
Banco del Estado de Chile 7.95% (d)(n)(p)		935,000	1,024,605

TOTAL CHILE			3,371,866
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (d)(n)(q)	EUR	1,620,000	1,800,071
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (d)(n)(q)	EUR	1,470,000	1,580,964
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (d)(n)(p)		2,075,000	2,219,503
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (d)(n)(q)	EUR	4,500,000	5,433,871
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown Finance Sarl 7.875% (d)(n)		6,295,000	6,602,818
Grand City Properties SA 1.5% (d)(n)(q)	EUR	3,600,000	4,279,065
TOTAL REAL ESTATE			10,881,883
TOTAL GERMANY			16,315,754
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (d)(n)(q)		2,030,000	2,034,488
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (d)(n)(p)		645,000	649,221
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (d)(n)(p)		835,000	827,590
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (d)(n)(p)		2,633,000	2,730,915
Banco Mercantil del Norte SA/Grand Cayman 8.375% (d)(n)(p)		740,000	790,702
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (d)(p)		1,500,000	1,501,219
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (d)(p)		885,000	1,006,630
TOTAL FINANCIALS			6,029,466
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (d)(n)(p)		4,435,000	4,532,724
Cemex SAB de CV 7.2% (d)(n)(p)		2,680,000	2,911,043
TOTAL MATERIALS			7,443,767
TOTAL MEXICO			13,473,233
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (d)(j)(k)(n)(p)		715,000	35,750
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (d)(n)(q)		1,225,000	1,219,460
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (d)(n)(q)	EUR	600,000	710,021
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (d)(e)(j)(n)(q)	EUR	4,020,000	3,580,328

TOTAL SWEDEN			4,290,349
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (d)(e)(j)(k)(n)(q)		15,540,000	3,729,600
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (d)(n)(q)		1,425,000	1,452,361
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (d)(n)(q)	GBP	1,600,000	2,311,553
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 5 year UK Government Bond + 4.135%, 7.884% (d)(e)(n)(q)	GBP	2,040,000	2,005,260
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (d)(n)(q)	GBP	3,300,000	4,586,889
TOTAL UNITED KINGDOM			8,903,702
UNITED STATES - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (d)(n)		3,255,000	3,304,161
Energy Transfer LP Series G, 7.125% (d)(n)		945,000	999,634
Mesquite Energy Inc 7.25% (j)(k)(n)		7,883,000	788
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (d)(e)(n)		9,258,000	9,278,913
Sunoco LP 7.875% (d)(n)(p)		3,680,000	3,935,491
TOTAL ENERGY			17,518,987
Financials - 0.1%
Banks - 0.1%
Bank of America Corp 6.25% (d)(n)		2,025,000	2,095,601
BW Real Estate Inc 9.5% (d)(n)(p)		2,330,000	2,474,931
Citigroup Inc 6.5% (d)(n)		1,055,000	1,074,116
Citigroup Inc 6.625% (d)(n)		3,100,000	3,250,636
			8,895,284
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (d)(n)		2,741,000	2,737,926
Ally Financial Inc 4.7% (d)(n)		2,674,000	2,531,649
			5,269,575
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(k)(n)		1,217,497	1,229,631
TOTAL FINANCIALS			15,394,490
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (d)(n)		6,447,000	6,448,368
Aircastle Ltd 5.25% (d)(n)(p)		4,017,000	4,111,878
TOTAL INDUSTRIALS			10,560,246
TOTAL UNITED STATES			43,473,723
TOTAL PREFERRED SECURITIES (Cost $125,591,618)			107,698,247

U.S. Government Agency - Mortgage Securities - 19.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.5%
Fannie Mae 2% 11/1/2051	19,023,028	15,924,976
Fannie Mae 2.5% 4/1/2052	11,154,664	9,837,277
Fannie Mae 2.5% 4/1/2052	5,163,665	4,540,917
Fannie Mae 2.5% 6/1/2052	21,691,374	19,143,139
Fannie Mae 3% 6/1/2052	8,599,956	7,913,641
Fannie Mae 3.5% 12/1/2036	2,604,111	2,573,131
Fannie Mae 3.5% 5/1/2036	1,980,946	1,961,687
Fannie Mae 3.5% 7/1/2047	165,936	158,960
Fannie Mae 4% 2/1/2050	309,615	303,818
Fannie Mae 5.5% 2/1/2055	15,278,322	15,747,804
Fannie Mae 6.5% 7/1/2054	105,376	111,328
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (d)(e)	9,260	9,575
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (d)(e)	2,077	2,142
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (d)(e)	1,272	1,306
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (d)(e)	3,299	3,410
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (d)(e)	10,840	11,248
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.369% 5/1/2035 (d)(e)	11,652	12,022
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (d)(e)	2,244	2,325
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6669%, 6.391% 11/1/2036 (d)(e)	3,082	3,188
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6731%, 6.22% 3/1/2033 (d)(e)	4,945	5,095
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.511% 5/1/2036 (d)(e)	6,940	7,190
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.592% 6/1/2042 (d)(e)	10,193	10,694
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7392%, 6.152% 3/1/2040 (d)(e)	18,108	18,931
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.279% 7/1/2035 (d)(e)	3,531	3,650
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (d)(e)	31,914	33,515
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.038% 2/1/2036 (d)(e)	8,058	8,368
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (d)(e)	66,682	70,027
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (d)(e)	3,315	3,481
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8063%, 6.388% 12/1/2040 (d)(e)	410,640	431,237
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (d)(e)	6,489	6,791
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (d)(e)	6,756	7,095
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (d)(e)	5,779	6,068
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.593% 2/1/2042 (d)(e)	22,286	23,404
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.07% 12/1/2035 (d)(e)	12,540	13,035
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (d)(e)	1,963	2,043
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (d)(e)	13,064	13,670
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.929% 10/1/2033 (d)(e)	19,841	20,386
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (d)(e)	4,569	4,716
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (d)(e)	13,334	13,796
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.379% 10/1/2033 (d)(e)	6,236	6,436
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.392% 7/1/2034 (d)(e)	4,403	4,539
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	8,850,270	8,095,742
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	2,123,542	1,837,809
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	31,082,378	24,750,195
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	1,866,404	1,486,175
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	7,457,418	6,837,951
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	7,138,867	6,545,861
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	141,554	129,796
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	97,007	88,949
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,737,787	1,506,111
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (g)	14,990,296	12,862,674
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	7,464,426	6,844,376
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	98,145	89,992
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	3,191,923	2,764,379
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,806,008	1,561,867
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	25,100,683	19,947,887
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,846,840	1,596,166
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	3,105,372	2,467,886
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	335,952	266,986
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	11,902,153	9,451,379
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	471,967	375,079
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	831,467	660,779
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	693,536	557,449
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	130,254	103,433
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	4,215,919	3,350,454
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,006,590	799,952
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	9,417,608	7,886,818
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	11,664,718	10,397,902
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	16,784	14,971
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	5,469,597	4,578,830
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	4,614,984	3,905,220
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,657,261	1,387,362
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	11,363,440	9,590,936
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,824,819	4,072,229
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	125,982	105,189
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	26,221	21,779
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	33,101,166	29,769,040
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,083,382	5,426,320
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	4,858,116	4,332,679
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	2,905,927	2,444,478
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,055,462	883,572
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,048,066	877,380
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	17,863,210	15,076,853
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	11,236,563	9,448,736
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,858,326	1,561,490
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	282,903	237,980
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	74,473	62,275
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	22,061,803	19,825,587
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,182,220	1,066,001
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,079	12,655
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,078,234	902,298
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	863,342	726,247
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	762,094	639,887
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	94,256	78,906
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	7,974,625	6,700,814
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	5,592,017	4,702,283
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,078,721	2,598,493
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	2,418,624	2,381,619
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,078	13,536
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	548,127	461,429
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	53,005	44,489
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,836	10,773
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	15,467	13,878
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	92,009	77,226
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,254,207	1,892,727
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,225,770	1,878,588
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	5,273,474	4,731,231
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,046,437	942,496
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,772,543	1,482,208
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,206,200	1,008,630
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	26,487,678	23,791,172
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	6,673,817	5,976,430
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	756,944	681,651
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	1,780,722	1,492,943
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	3,901,752	3,491,916
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (c)	45,538,588	38,150,727
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	3,352,283	2,823,098
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	2,045,763	1,722,823
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,481,993	2,917,099
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,954,786	2,468,036
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	644,651	542,686
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	474,679	397,374
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	223,079	187,098
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	64,090	53,752
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	54,379	45,523
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	15,374,648	13,853,762
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	1,047,679	877,711
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	791,560	661,906
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	469,911	396,613
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	98,632	82,384
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	969,115	811,893
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	1,479,204	1,236,917
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,397,801	1,359,155
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	242,739	235,066
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	19,923	19,294
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	21,836,123	19,332,297
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,786,097	3,324,754
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	13,208,160	11,573,955
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	5,501,403	4,841,362
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,044,772	916,485
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,521,274	1,480,242
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,355,142	1,318,138
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	24,508	23,749
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	988,270	933,104
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	3,696,829	3,408,680
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	29,699,431	26,293,963
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,571,016	2,252,912
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	885,980	861,777
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	76,705	74,252
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	9,657	9,358
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	4,343	4,217
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	3,985,968	3,806,333
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	3,140,940	2,907,203
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	2,869,901	2,636,102
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	692,718	637,751
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	3,747,835	3,333,317
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	13,018,277	11,456,385
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	8,881,561	7,782,673
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,721,064	5,889,487
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	2,477,315	2,407,996
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	77,330	74,840
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	69,682	67,503
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	16,635	16,120
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	8,717,662	7,639,052
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	8,034,758	7,070,773
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	7,045,612	6,195,898
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	38,152	33,467
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	745,478	725,364
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	2,143,496	1,978,584
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	86,268	75,756
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	257,783	224,680
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	1,860,026	1,784,338
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	670,048	621,366
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,126,294	1,045,873
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	6,153,126	5,399,510
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	7,332,169	6,450,187
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,342,403	1,305,717
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	2,012,792	1,856,575
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	23,015,365	20,469,822
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,768,217	1,557,177
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,488,885	1,452,905
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	479,431	444,534
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,329,021	1,225,730
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,034,611	953,560
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,002,781	929,392
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	532,669	490,305
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	219,868	202,131
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,738,784	15,654,887
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	15,796,496	13,856,854
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	15,352,878	13,549,269
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	10,339,515	9,118,398
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	91,905	80,620
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	7,342,084	6,500,208
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	15,654,293	13,815,275
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	2,845,341	2,633,635
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	3,878,733	3,577,639
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,402,757	1,292,005
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,047,319	967,128
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	28,043,222	24,941,589
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	13,460,018	11,916,633
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	7,493,983	6,618,297
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	2,108,968	2,055,867
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	6,252,121	5,765,224
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	16,127,430	14,147,153
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	12,910,237	11,324,997
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	12,468,827	10,937,787
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	920,765	866,841
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	76,674	72,111
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	62,505	59,124
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,072	19,934
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,193	19,903
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,511	19,265
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,493	17,374
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,987	12,218
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	10,047,697	9,164,209
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	2,414,301	2,196,731
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	378,686	344,560
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	105,433	95,932
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	18,661	17,535
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	984,253	914,625
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	11,628,832	10,718,970
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	13,053,568	11,946,568
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	3,807,825	3,471,816
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	154,443	151,390
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	190,057	186,505
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	891,533	878,412
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	537,472	506,620
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	448,536	422,365
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	17,399	16,359
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,238,047	1,150,465
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,203,064	1,117,957
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,982,890	1,808,536
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,613,778	10,697,836
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	11,402,852	10,450,093
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,042,680	6,454,233
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,762,827	4,358,918
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,602,535	1,464,129
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	129,375	118,888
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	93,314	85,751
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	2,461,230	2,420,120
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,705	7,244
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,677	6,283
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,603	5,280
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	18,253,440	16,648,426
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,140,797	3,775,405
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,056,714	2,798,447
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,398,647	2,195,231
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,503,878	1,484,427
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	620,775	611,929
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	161,200	151,714
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	150,516	141,474
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	136,154	127,715
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	82,197	77,534
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,096	11,328
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,987	4,698
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	4,657	4,390
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	5,436,107	5,005,679
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	6,925,556	6,331,746
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (c)	4,637,962	4,240,294
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,883,933	2,624,042
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,694,745	1,542,020
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	31,771	28,908
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	694,166	682,083
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	257,516	252,720
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	241,813	227,653
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	11,106	10,449
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	438,528	407,505
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	86,279	80,175
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	12,701,901	11,664,417
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	5,434,729	4,944,968
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,272	9,654
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,598,379	4,294,636
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	10,817,898	9,954,582
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,435,643	4,974,677
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	84,819	83,674
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	793,296	744,712
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	161,318	151,800
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	46,695	43,894
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,154	24,451
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	13,327	12,573
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,420	11,628
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	84,021	78,179
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	400,770	372,544
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,368,876	1,260,489
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	38,448	36,098
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,526	9,864
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,579	7,092
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	27,140,121	24,957,257
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	1,767,356	1,742,722
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	152,278	143,660
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	81,681	75,647
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	9,028,635	8,305,289
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	304,285	275,437
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	9,944	9,082
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	8,107,278	7,437,480
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	1,935,314	1,898,902
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	95,981	91,595
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	6,629	6,211
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	186,149	174,432
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	10,214	9,571
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	178,458	165,857
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	60,880	56,354
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	27,491,165	25,194,157
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	15,529,077	14,270,377
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	4,190,783	3,845,863
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	630,307	575,278
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	258,778	253,956
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	210,694	206,730
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	3,882,182	3,817,327
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2037	164,255	159,309
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	385,416	363,014
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	82,194	77,073
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	30,016	28,168
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	12,262	11,481
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	132,476	128,458
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	2,705	2,620
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	323,439	313,080
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	33,932	32,439
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	4,070,385	3,898,000
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	198,625	190,089
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	104,416	99,929
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	70,417	67,391
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	55,611	53,221
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,166,981	3,046,712
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	11,264,398	10,895,176
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	701,636	666,659
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	530,689	501,580
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	17,009	16,545
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,010,657	978,543
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	320,248	310,138
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	95,262	92,258
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	16,912	16,357
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	942,617	905,405
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	672,266	645,056
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,895,929	2,787,763
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	59,610,754	57,402,867
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	55,510	53,682
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	31,338	30,227
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	3,738,723	3,590,900
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	15,118	14,697
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	1,568	1,522
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,933,489	1,875,691
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	71,258	69,094
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	24,972	24,180
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	65,510	63,158
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,074,370	2,972,353
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,164,747	1,115,419
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	702,333	672,589
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	2,005,362	1,916,673
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	44,073	42,652
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	44,105	42,209
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,328,393	1,259,681
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	196,175	189,674
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2051	19,510,615	18,495,313
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	5,690,473	5,380,123
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2053	1,603,434	1,514,482
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	482,519	466,306
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	8,862	8,572
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	1,720,533	1,650,174
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	35,086,098	33,139,665
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	174,613	164,927
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	219,603	212,116
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	4,322,012	4,140,321
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	1,574,735	1,511,980
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	314,216	296,785
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	136,681	129,099
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	12,792	12,387
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	603,799	583,383
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	10,799	10,462
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,702,749	1,608,287
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	60,838	58,677
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	14,672	14,096
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	3,652,154	3,498,624
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	596,563	571,485
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	91,846	87,985
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	89,750	85,949
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	87,418	83,743
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	63,697	61,019
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	28,781	27,562
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	7,722,040	7,476,041
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	15,673,040	14,837,849
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	10,087,159	9,612,675
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	979	949
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	390,503	378,270
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	140,777	136,606
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	389,509	377,525
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	79,987	77,467
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	3,182,987	3,056,143
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,599,544	1,534,801
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,200,422	1,149,583
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	83,915	80,387
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2051	18,774	17,774
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	31,611	29,838
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	234,350	226,908
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	216,026	209,234
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	22,327	21,617
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	19,681	19,101
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	8,286,848	7,965,631
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,908,540	1,837,254
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	4,450,946	4,213,762
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	751,141	748,727
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	77,527	77,223
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	74,319	74,036
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	30,225	30,116
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	23,817	23,745
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	23,365	23,287
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	20,492	20,414
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	14,815	14,765
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,955	8,927
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	6,744	6,711
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,650	3,650
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	646,739	644,539
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	11,801	11,727
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	3,572	3,566
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	1,270,652	1,265,053
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	48,930	48,600
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	8,666	8,616
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	3,386,154	3,350,605
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	764,881	756,298
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	195,200	194,639
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	63,898	63,606
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	47,987	47,841
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	38,060	37,984
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	23,810	23,744
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	925,809	922,192
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	649,062	646,357
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	38,727	38,541
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	12,368	12,321
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,712	3,713
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	48,405	48,188
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	24,105	23,944
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	976,571	972,345
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	4,042,659	4,012,202
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	3,549,625	3,513,724
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	33,535	33,149
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	659,158	652,174
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	351,615	343,054
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,459,041	1,454,430
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	214,743	214,167
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	93,088	92,878
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	84,122	83,792
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	78,680	78,346
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	74,328	74,065
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	71,780	71,578
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	63,992	63,792
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	61,058	60,775
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	55,687	55,480
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	54,145	53,994
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	52,316	52,097
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	48,286	48,134
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	37,360	37,201
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,467	35,299
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,630	31,513
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,324	31,253
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,567	26,380
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	24,941	24,824
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	20,988	20,965
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,405	8,365
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,240	8,216
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,862	1,854
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	581,383	579,069
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	322,731	321,415
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	261,192	260,054
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	13,698	13,612
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	19,863	19,816
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	16,714	16,645
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	11,359,013	11,174,754
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	1,018,272	1,007,163
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	116,815	115,541
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	191,509	190,798
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	149,370	148,906
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	22,506	22,431
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	20,907	20,839
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,210	11,166
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,409	10,396
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,603	9,581
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,351	9,319
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,123	9,096
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,083	8,067
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,932	7,910
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	7,449	7,404
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,718	6,693
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,833	5,812
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,962	4,948
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,149	4,137
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,415	2,410
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,748	1,743
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	219,166	218,207
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	107,623	107,122
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	92,292	91,906
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	26,537	26,428
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	17,908	17,831
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	70,489	69,879
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	868,748	859,816
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	66,056	65,309
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	322,239	317,314
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	593,670	587,009
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	620,102	618,141
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	93,048	92,742
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	29,635	29,592
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	26,625	26,535
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,845	11,795
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,814	8,790
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	468,955	466,791
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	48,800	48,508
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	15,558	15,539
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	8,180	8,155
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,673	7,631
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	77,128	76,581
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	11,908	11,726
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	512,522	506,771
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	20,536	20,533
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	81,850	81,530
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	37,018	36,837
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	36,328	36,194
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	31,047	30,895
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	20,022	19,950
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,873	17,837
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	16,130	16,076
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	14,263	14,195
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,581	7,567
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	6,953	6,929
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	5,055	5,040
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	312,687	310,946
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	41,946	41,778
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	37,554	37,394
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	23,291	23,182
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	22,106	22,000
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,764	21,646
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	18,798	18,710
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	103,374	102,361
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	449,527	444,986
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	271,991	270,822
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	189,829	189,025
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	89,116	88,733
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	53,574	53,318
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	40,900	40,639
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	40,023	39,806
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	13,815	13,748
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	12,591	12,516
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	5,743	5,730
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	64,264	63,814
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	24,790,912	24,571,547
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	134,887	133,331
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	1,750,325	1,725,214
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	417,823	411,307
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	394,788	388,630
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	6,185,787	6,077,713
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	124,008	122,617
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	76,298	75,468
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,785,063	1,759,454
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	697,670	686,789
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	37,783	36,899
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	106,198	105,833
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	1,938,004	1,950,172
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,777	3,771
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	9,831	9,774
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	18,583	18,392
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	597,174	591,219
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	982,495	967,786
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	123,781	122,392
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	34,678	34,613
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	7,073	7,061
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	2,446	2,440
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	227,324	224,983
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	137,817	136,275
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	25,829	25,442
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	838,596	816,344
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	171,625	171,221
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	48,442	48,254
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	18,221	18,149
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	42,994	42,814
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	19,567	19,451
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	16,544	16,463
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	10,492	10,474
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,638	4,621
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	714,145	706,578
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	768,108	759,728
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	69,974	69,210
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,295,577	1,280,634
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	33,594	34,081
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	3,623	3,678
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	2,622	2,661
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	57,933	58,768
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	4,610	4,682
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	4,341	4,406
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,222	2,256
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	890	898
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	756,274	759,631
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	44,859	45,445
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	32,697	33,135
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	10,849	11,002
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2034	16,333	16,535
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	19,343	19,672
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	22,873	23,259
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	213,774	214,723
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	179,435	180,231
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	17,704	17,975
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	12,540	12,731
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	4,532	4,600
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	12,343	12,480
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	660,754	671,856
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	37,010	37,635
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	20,130	20,473
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	13,225	13,450
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	93,031	94,615
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	51,857	52,741
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	5,519	5,607
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,918	3,985
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	9,619	9,783
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	5,863	5,956
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	155,635	156,326
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	106,374	106,680
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	6,138	6,134
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	44,480	45,069
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	824	835
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	701	712
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	416	422
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,819	1,848
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,511	1,534
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	5,395	5,469
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	181,829	184,867
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	88,387	89,897
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	36,921	37,542
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,431	8,574
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,390	8,533
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	6,459	6,567
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	6,240	6,347
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	15,694	15,906
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,342	2,376
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	5,149	5,227
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	2,715	2,756
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	973,965	990,505
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	69,319	70,492
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,992	4,061
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,447	1,471
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	4,044,243	4,109,379
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,765,119	1,795,136
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	1,341,198	1,364,091
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	67,645	68,030
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	79,172	79,400
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	27,230	27,309
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	17,905	18,117
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	27,210	27,629
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	13,469	13,674
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	83,268	84,427
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	18,446	18,720
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,227	1,239
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	4,030,153	4,098,091
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,259,588	1,280,946
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	106,679	107,286
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	26,152	26,301
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	20,897	21,042
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	217,166	217,791
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	37,907	38,434
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	24,562	24,915
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	22,955	23,249
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	18,140	18,397
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	16,359	16,580
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	11,458	11,627
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	10,821	10,982
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	7,320	7,413
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	684,579	694,290
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	406,883	412,509
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	120,895	122,536
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	83,622	85,038
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	6,766	6,879
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	811	825
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	19,483	19,812
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	6,753	6,868
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,083	4,151
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	107,923	108,449
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	71,826	72,235
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	32,602	32,920
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	25,335	25,479
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	267,204	267,723
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	132,449	133,161
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	117,724	118,209
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	36,004	36,521
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	26,981	27,347
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	25,556	25,914
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	24,946	25,280
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	24,648	25,015
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	18,335	18,590
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	17,174	17,411
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	16,876	17,124
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	15,393	15,583
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,672	14,879
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	14,389	14,603
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	13,502	13,700
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	11,738	11,897
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	11,334	11,499
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	8,448	8,560
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	6,578	6,675
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	5,863	5,947
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,253	3,283
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	3,080	3,125
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	743	752
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	25,338	25,671
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,497,351	3,564,244
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	3,144	3,196
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	6,373	6,480
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	98,806	99,368
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	39,043	39,314
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	17,860	17,984
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	14,859	14,943
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	201,210	201,601
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	73,586	73,890
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	49,600	49,712
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	24,059	24,302
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	12,390	12,564
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	35,936	36,443
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	25,811	26,180
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	19,660	19,926
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	9,809	9,942
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	7,796	7,905
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	4,153	4,214
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,086	2,121
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	867,126	881,947
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	81,330	82,640
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	22,409	22,606
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	148,207	148,911
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	29,979	30,112
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	18,523	18,645
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	23,047	23,332
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	14,031	14,229
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	4,430	4,486
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	3,352	3,369
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,914	1,927
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	238,456	242,451
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	32,088	32,634
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	9,850	10,015
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,940	6,040
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,152	2,188
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,620	1,647
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,372	1,395
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,594	7,724
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2046	73,802	74,453
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	88,530	88,923
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	49,908	50,601
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	41,524	42,017
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	40,001	40,514
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	37,910	38,423
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	37,283	37,761
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	33,370	33,808
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	33,208	33,670
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	30,450	30,864
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	29,098	29,503
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	28,797	29,179
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	28,794	29,154
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	24,787	25,085
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	24,480	24,783
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,261	21,553
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	19,351	19,621
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,844	18,083
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	17,503	17,737
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,423	16,643
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,419	16,628
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	12,834	12,996
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,254	11,403
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,921	11,033
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,523	10,659
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,055	10,146
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,324	9,433
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,307	9,429
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,027	5,096
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,561	4,616
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,389	4,447
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	479	484
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,615	2,659
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,407	2,447
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,291	2,329
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	10,147	10,321
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	6,166	6,268
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,906	2,956
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	9,749,261	9,755,981
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	56,376	57,148
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	51,730	52,458
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	50,444	51,089
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	50,283	50,903
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	41,209	41,749
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	35,695	36,173
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	32,011	32,465
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	31,424	31,835
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	30,769	31,148
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	28,983	29,367
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	25,809	26,166
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	24,961	25,292
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	24,368	24,662
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	21,221	21,512
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	20,958	21,250
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,787	16,010
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,909	15,119
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,458	14,653
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,502	11,653
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,477	11,639
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,932	11,018
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,757	9,889
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,280	9,412
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,501	5,563
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,405	5,478
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	70,882	71,931
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	68,635	69,599
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	3,342	3,390
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	319,612	325,047
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	13,315	13,541
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	3,542	3,602
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	424,974	432,207
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	38,466	38,648
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	10,468	10,514
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	25,313	26,244
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	8,033,931	8,181,291
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	4,746,878	4,836,913
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2029	10,843	10,971
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	922,972	947,327
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,162,278	4,251,631
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,230,385	2,272,690
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,420,008	1,445,167
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	120,867	122,668
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,565,567	1,594,283
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	341,816	347,231
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	1,284,804	1,318,739
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	857,275	881,270
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	423,643	433,586
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2034	5,356	5,505
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	117,204	121,523
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	3,353	3,465
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	31,340	32,461
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	7,230	7,494
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	3,928	4,068
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,888	1,954
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	145,799	150,317
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	129,558	134,275
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	8,439,692	8,660,212
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	646,357	663,252
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,411	1,460
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	92,965	96,370
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	85,651	87,732
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	49,976	51,162
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	44,278	45,352
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2038	5,123	5,292
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	28,154	29,143
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	27,194	28,152
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	196,662	203,882
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	91,940	95,300
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	4,188	4,330
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	221,407	229,575
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	76,801	79,622
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	10,264	10,642
Fannie Mae Mortgage pass-thru certificates 5.31% 8/1/2041 (d)	358,590	366,293
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2033	1,002	1,019
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	2,608,430	2,653,513
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	837,595	875,956
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2048	248,180	259,546
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	10,738,771	11,082,937
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	7,756,829	8,039,363
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,551	1,608
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2032	1,254	1,302
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	1,302,454	1,362,105
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	537,455	546,745
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	501,215	513,374
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,819,471	1,875,508
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2049	789,191	824,349
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	680	702
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	293,831	306,370
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	67,520	70,401
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2049	52,024	54,244
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	3,831,792	3,907,741
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2048	326,530	339,750
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	293,164	305,675
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	7,922,608	8,171,568
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	3,308,733	3,368,917
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	16,223,025	16,748,025
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,481,566	6,691,318
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	4,064,895	4,205,332
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	11,078,544	11,437,062
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	8,223,499	8,478,701
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2048	194,825	202,713
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	13,841,272	14,319,473
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	7,981,912	8,237,723
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.03% 10/1/2033 (d)(e)	246	252
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (d)(e)	2,635	2,700
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (d)(e)	84	85
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (d)(e)	2,234	2,293
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.907% 12/1/2034 (d)(e)	2,726	2,794
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.066% 10/1/2033 (d)(e)	1,009	1,032
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (d)(e)	1,439	1,479
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (d)(e)	2,486	2,580
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	5,023	5,303
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	943	994
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	95,816	101,669
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	5,288	5,627
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	92,499	98,351
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	6,774	7,207
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	8,752,092	9,167,588
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	77,648	81,501
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	37,022	38,958
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,839	6,174
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	5,327	5,632
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,765	3,986
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,018	1,072
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	899	942
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	596	630
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	454	480
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	186	197
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	89,125	94,393
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	15,493	16,497
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	6,799,902	7,117,939
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	101,020	105,987
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	28,586	30,104
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	12,655	13,302
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,628	1,724
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,274	1,348
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	742	783
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	417	441
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	15,713	16,738
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (h)	14,746,409	15,275,927
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,484,987	3,643,626
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,304,543	1,365,558
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	500,582	524,151
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	37,760	40,255
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	110,930	116,077
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	18,298	19,427
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	14,696,239	15,360,631
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	10,769,767	11,307,133
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	44,780	46,923
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	32,311	34,372
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	2,844	3,027
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	4,582,990	4,723,224
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	7,878,661	8,242,229
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	18,214,160	18,760,109
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	1,456	1,521
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,848	1,951
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	5,873	6,217
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	112,094	119,045
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	19,273,386	19,851,084
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	11,724,146	12,265,166
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	4,243	4,488
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	4,220	4,433
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,406	2,534
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	210	221
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	109	113
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	56,457	59,640
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	7,675,820	8,015,635
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	19,733,772	20,325,270
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	5,649	5,945
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	5,546	5,847
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	794	836
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	512	539
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	356	375
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	168	172
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	14,837	15,787
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	22,445,473	23,249,214
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	211,943	225,240
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	16,667,242	17,321,778
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	15,040,607	15,725,267
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	11,411,485	11,749,966
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	23,798,598	24,555,713
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,015	4,229
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,836	2,986
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,624	2,764
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,237	1,302
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	359	379
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	122	129
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	208,261	217,921
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	22,484,821	23,151,752
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	4,757	4,881
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	6,691	7,042
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,021	4,242
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,954	2,069
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,043	1,102
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	846	891
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	112	117
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	6,769	7,195
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	4,250,262	4,418,501
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	18,921,590	19,482,831
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	5,399,310	5,653,527
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	593	627
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	365	390
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	7,326	7,831
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	26,785,520	27,952,761
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2035	12,811	13,689
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	12,347	12,928
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	121,006	127,182
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,072	1,148
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	78,941	83,578
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	374	398
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	2,273	2,432
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	2,002,966	2,090,250
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	89	94
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	689	740
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,042	1,099
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	8,637,578	9,139,495
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	5,519,594	5,760,123
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	36,358	38,068
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	6,949	7,271
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	15,059	15,852
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	519	554
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	11,275,220	11,933,929
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	7,088,848	7,390,007
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	4,037	4,314
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	924	988
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	110,548	116,067
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	86,607	90,930
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	19,928	20,966
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	149,844	158,645
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	4,214,264	4,476,599
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	3,224,382	3,429,128
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	310	331
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	149	158
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	6,818,639	7,214,328
Fannie Mae Mortgage pass-thru certificates 6.783% 2/1/2039 (d)	96,058	100,533
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	365	366
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	23	25
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	18	19
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	74	77
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	813	860
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	188	199
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	240	241
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	73	77
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	25	27
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	370	389
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	127	133
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	101	106
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	171	180
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	318	340
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	238	250
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	59	62
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	36	37
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	92	97
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	63	66
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	62	65
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	878	922
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	180	180
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	862	905
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	427	451
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	199	211
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	17	18
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	383	402
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	181	190
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	84	88
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	823	864
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	450	473
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	25	27
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	230	241
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,478	1,579
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	20	20
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	5,804	6,129
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	365	386
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	179	188
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	123	131
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	52	54
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	178	187
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	490	521
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	334	355
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	51	54
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	3,657	3,840
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	84	88
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	7,745	8,132
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	269	282
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	249	264
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	95	100
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	1,465	1,538
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	10	10
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	958	1,006
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	5,255	5,587
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,098	2,202
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,074	1,128
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	504	537
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	1,551	1,629
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	20	21
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	386	405
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	122	128
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	16	17
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	314	331
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	116	122
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	726	773
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	684	725
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	164	173
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	140	148
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	2,741	2,968
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	330	330
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	384	387
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	173	181
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	185	194
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	129	129
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	64	67
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	544	572
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	68	71
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	9,371	9,969
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,360	2,509
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	498	499
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	78	82
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	425	446
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	354	372
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	224	235
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	65	69
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	1,405	1,475
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	2,250	2,365
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	213	224
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	104	110
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	56	56
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,935	2,061
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	327	328
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	6	5
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	554	564
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	426	434
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	251	254
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	193	197
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	181	184
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	171	174
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	55	56
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	45	45
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	19	19
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	196	200
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	41	42
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	1,668	1,745
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	208	216
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	147	149
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	128	130
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	95	97
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	80	80
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	130	132
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	113	118
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	440	462
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	185	190
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	135	137
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	247	252
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	142	146
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	831	880
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	167	168
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	149	151
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	97	100
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	21	22
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	681	709
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	39	41
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	353	373
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	673	682
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	147	150
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	200	204
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	172	175
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	12	11
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	548	555
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	104	107
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	15	14
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	76	79
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	71	71
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	7	6
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	184	186
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	296	304
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	87	88
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	84	85
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	101	104
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	74	75
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	9	8
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	77	80
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	9	8
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	558	580
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	185	190
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	7,578	7,733
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	202	213
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	63	63
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	405	413
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	570	592
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	295	306
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	47	49
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	41	43
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	5,545	6,008
Freddie Mac Gold Pool 1.5% 1/1/2036	5,011,706	4,584,434
Freddie Mac Gold Pool 1.5% 1/1/2051	30,744,099	24,480,831
Freddie Mac Gold Pool 1.5% 11/1/2035	5,638,237	5,169,884
Freddie Mac Gold Pool 1.5% 11/1/2035	350,274	321,178
Freddie Mac Gold Pool 1.5% 11/1/2050	280,830	225,462
Freddie Mac Gold Pool 1.5% 12/1/2035	7,312,299	6,704,886
Freddie Mac Gold Pool 1.5% 12/1/2040	1,053,619	912,473
Freddie Mac Gold Pool 1.5% 12/1/2050	187,886	150,843
Freddie Mac Gold Pool 1.5% 12/1/2050	51,179	41,137
Freddie Mac Gold Pool 1.5% 2/1/2041	3,283,383	2,839,316
Freddie Mac Gold Pool 1.5% 2/1/2051	31,289,835	24,866,498
Freddie Mac Gold Pool 1.5% 3/1/2041	1,848,047	1,596,975
Freddie Mac Gold Pool 1.5% 3/1/2051	73,218	58,851
Freddie Mac Gold Pool 1.5% 4/1/2041	7,061,042	6,098,854
Freddie Mac Gold Pool 1.5% 4/1/2041	2,647,821	2,284,844
Freddie Mac Gold Pool 1.5% 4/1/2051	17,559,289	13,954,628
Freddie Mac Gold Pool 1.5% 4/1/2051	3,347,678	2,660,450
Freddie Mac Gold Pool 1.5% 6/1/2051	179,980	144,664
Freddie Mac Gold Pool 1.5% 6/1/2051	52,910	42,048
Freddie Mac Gold Pool 1.5% 7/1/2035	1,557,027	1,429,635
Freddie Mac Gold Pool 1.5% 8/1/2035	4,657,498	4,276,434
Freddie Mac Gold Pool 2% 1/1/2051	2,267,915	1,897,858
Freddie Mac Gold Pool 2% 1/1/2051	1,441,187	1,209,631
Freddie Mac Gold Pool 2% 1/1/2051	1,101,602	921,853
Freddie Mac Gold Pool 2% 1/1/2051	520,058	437,313
Freddie Mac Gold Pool 2% 1/1/2051	369,485	310,697
Freddie Mac Gold Pool 2% 1/1/2052	1,178,259	983,793
Freddie Mac Gold Pool 2% 10/1/2041	17,162	15,308
Freddie Mac Gold Pool 2% 10/1/2050	2,854,808	2,389,880
Freddie Mac Gold Pool 2% 10/1/2050	98,291	82,284
Freddie Mac Gold Pool 2% 10/1/2050	12,591	10,572
Freddie Mac Gold Pool 2% 10/1/2051	15,520,316	13,041,209
Freddie Mac Gold Pool 2% 10/1/2051	2,028,854	1,712,387
Freddie Mac Gold Pool 2% 10/1/2051	783,945	659,213
Freddie Mac Gold Pool 2% 11/1/2041	3,757,574	3,350,377
Freddie Mac Gold Pool 2% 11/1/2050	33,156,454	27,756,661
Freddie Mac Gold Pool 2% 11/1/2050	241,869	202,478
Freddie Mac Gold Pool 2% 11/1/2050	155,678	130,325
Freddie Mac Gold Pool 2% 11/1/2050	17,706	14,867
Freddie Mac Gold Pool 2% 11/1/2051	22,492,531	18,899,731
Freddie Mac Gold Pool 2% 11/1/2051	10,012,823	8,400,929
Freddie Mac Gold Pool 2% 11/1/2051	2,807,619	2,360,904
Freddie Mac Gold Pool 2% 11/1/2051	1,120,659	942,353
Freddie Mac Gold Pool 2% 11/1/2051	652,757	548,898
Freddie Mac Gold Pool 2% 12/1/2051	10,677,397	8,978,538
Freddie Mac Gold Pool 2% 2/1/2041	2,378,506	2,135,315
Freddie Mac Gold Pool 2% 2/1/2051	16,869,265	14,116,699
Freddie Mac Gold Pool 2% 2/1/2051	15,399,941	13,017,062
Freddie Mac Gold Pool 2% 2/1/2051	121,248	101,502
Freddie Mac Gold Pool 2% 2/1/2052	28,489,254	23,885,163
Freddie Mac Gold Pool 2% 2/1/2052	12,394,156	10,406,654
Freddie Mac Gold Pool 2% 3/1/2041	2,440,087	2,198,381
Freddie Mac Gold Pool 2% 3/1/2051	28,160,335	23,547,799
Freddie Mac Gold Pool 2% 3/1/2051	7,166,869	6,004,166
Freddie Mac Gold Pool 2% 4/1/2051	1,713,597	1,432,918
Freddie Mac Gold Pool 2% 5/1/2041	2,210,770	1,980,770
Freddie Mac Gold Pool 2% 5/1/2051	28,234,592	23,609,893
Freddie Mac Gold Pool 2% 5/1/2051	12,011,910	10,145,764
Freddie Mac Gold Pool 2% 5/1/2051	1,412,539	1,189,117
Freddie Mac Gold Pool 2% 5/1/2051	541,823	454,429
Freddie Mac Gold Pool 2% 6/1/2041	3,686,618	3,301,037
Freddie Mac Gold Pool 2% 6/1/2050	115,820,036	97,102,593
Freddie Mac Gold Pool 2% 6/1/2050	10,256,916	8,637,780
Freddie Mac Gold Pool 2% 6/1/2051	85,222	71,263
Freddie Mac Gold Pool 2% 6/1/2052	2,081,044	1,740,178
Freddie Mac Gold Pool 2% 7/1/2041	14,197,241	12,724,168
Freddie Mac Gold Pool 2% 7/1/2041	16,465	14,733
Freddie Mac Gold Pool 2% 7/1/2050	283,291	237,332
Freddie Mac Gold Pool 2% 7/1/2050	106,381	89,189
Freddie Mac Gold Pool 2% 7/1/2051	1,850,517	1,545,676
Freddie Mac Gold Pool 2% 7/1/2051	796,178	670,246
Freddie Mac Gold Pool 2% 7/1/2051	525,710	439,108
Freddie Mac Gold Pool 2% 8/1/2050	717,990	604,650
Freddie Mac Gold Pool 2% 8/1/2051	2,223,457	1,861,349
Freddie Mac Gold Pool 2% 8/1/2052	54,420	45,353
Freddie Mac Gold Pool 2% 9/1/2050	64,471,270	54,011,903
Freddie Mac Gold Pool 2% 9/1/2050	528,920	442,781
Freddie Mac Gold Pool 2% 9/1/2050	70,345	58,933
Freddie Mac Gold Pool 2.5% 1/1/2033	32,846	31,838
Freddie Mac Gold Pool 2.5% 1/1/2041	4,724,582	4,360,832
Freddie Mac Gold Pool 2.5% 1/1/2042	4,407,007	4,043,488
Freddie Mac Gold Pool 2.5% 1/1/2051	17,284	15,178
Freddie Mac Gold Pool 2.5% 10/1/2041	2,136,868	1,962,870
Freddie Mac Gold Pool 2.5% 10/1/2050	3,794,934	3,345,559
Freddie Mac Gold Pool 2.5% 11/1/2031	1,149,733	1,118,309
Freddie Mac Gold Pool 2.5% 11/1/2041 (f)	16,830,869	15,514,130
Freddie Mac Gold Pool 2.5% 11/1/2041	973,973	896,273
Freddie Mac Gold Pool 2.5% 11/1/2041	885,599	816,480
Freddie Mac Gold Pool 2.5% 11/1/2050	19,421,398	17,176,247
Freddie Mac Gold Pool 2.5% 11/1/2051	23,170,487	20,303,674
Freddie Mac Gold Pool 2.5% 12/1/2050	2,806,251	2,481,843
Freddie Mac Gold Pool 2.5% 12/1/2051	6,721,923	5,890,240
Freddie Mac Gold Pool 2.5% 2/1/2042	3,148,426	2,906,589
Freddie Mac Gold Pool 2.5% 2/1/2051	13,199,431	11,661,178
Freddie Mac Gold Pool 2.5% 2/1/2051	38,353	33,679
Freddie Mac Gold Pool 2.5% 3/1/2051	11,237,438	9,868,135
Freddie Mac Gold Pool 2.5% 4/1/2042	30,677,538	28,115,703
Freddie Mac Gold Pool 2.5% 4/1/2042	647,923	594,764
Freddie Mac Gold Pool 2.5% 4/1/2052	7,467,277	6,585,378
Freddie Mac Gold Pool 2.5% 4/1/2052	466,377	411,297
Freddie Mac Gold Pool 2.5% 5/1/2041	6,649,500	6,170,409
Freddie Mac Gold Pool 2.5% 5/1/2051	24,291,693	21,437,980
Freddie Mac Gold Pool 2.5% 5/1/2051	4,066,978	3,622,246
Freddie Mac Gold Pool 2.5% 5/1/2052	20,965,668	18,450,272
Freddie Mac Gold Pool 2.5% 6/1/2031	1,270,216	1,240,805
Freddie Mac Gold Pool 2.5% 6/1/2040	516,302	479,788
Freddie Mac Gold Pool 2.5% 6/1/2041	775,832	714,002
Freddie Mac Gold Pool 2.5% 7/1/2051	8,694,324	7,651,206
Freddie Mac Gold Pool 2.5% 8/1/2041	723,036	665,701
Freddie Mac Gold Pool 2.5% 8/1/2050	20,343,856	18,011,140
Freddie Mac Gold Pool 2.5% 9/1/2041	1,576,846	1,456,284
Freddie Mac Gold Pool 3% 1/1/2033	242,517	237,746
Freddie Mac Gold Pool 3% 1/1/2043	79,664	75,060
Freddie Mac Gold Pool 3% 1/1/2052	2,949,660	2,683,846
Freddie Mac Gold Pool 3% 1/1/2052	1,416,840	1,289,158
Freddie Mac Gold Pool 3% 1/1/2052	661,950	602,298
Freddie Mac Gold Pool 3% 10/1/2042	64,317	60,487
Freddie Mac Gold Pool 3% 10/1/2049	8,043,958	7,371,850
Freddie Mac Gold Pool 3% 10/1/2051	5,535,892	5,069,884
Freddie Mac Gold Pool 3% 10/1/2051	870,225	792,619
Freddie Mac Gold Pool 3% 11/1/2042	13,779	13,024
Freddie Mac Gold Pool 3% 11/1/2049	27,232,045	25,101,358
Freddie Mac Gold Pool 3% 11/1/2050	1,351,073	1,232,274
Freddie Mac Gold Pool 3% 11/1/2051	4,353,687	3,969,509
Freddie Mac Gold Pool 3% 11/1/2051	29,348	26,704
Freddie Mac Gold Pool 3% 12/1/2030	472,278	465,328
Freddie Mac Gold Pool 3% 12/1/2031	8,119	7,985
Freddie Mac Gold Pool 3% 12/1/2032	863,421	848,999
Freddie Mac Gold Pool 3% 12/1/2032	317,633	311,913
Freddie Mac Gold Pool 3% 12/1/2042	1,424,023	1,342,389
Freddie Mac Gold Pool 3% 12/1/2050	11,033,619	10,063,439
Freddie Mac Gold Pool 3% 2/1/2032	12,196	11,990
Freddie Mac Gold Pool 3% 2/1/2033	449,755	443,347
Freddie Mac Gold Pool 3% 2/1/2037	547,924	533,012
Freddie Mac Gold Pool 3% 2/1/2037	30,759	29,922
Freddie Mac Gold Pool 3% 2/1/2038	302,234	292,943
Freddie Mac Gold Pool 3% 2/1/2038	6,250	6,058
Freddie Mac Gold Pool 3% 2/1/2043	95,467	90,236
Freddie Mac Gold Pool 3% 2/1/2043	46,326	43,684
Freddie Mac Gold Pool 3% 2/1/2043	19,655	18,472
Freddie Mac Gold Pool 3% 2/1/2052	5,539,158	5,039,986
Freddie Mac Gold Pool 3% 2/1/2052	5,543,026	5,036,577
Freddie Mac Gold Pool 3% 2/1/2052	4,629,911	4,198,210
Freddie Mac Gold Pool 3% 2/1/2052	4,478,180	4,069,022
Freddie Mac Gold Pool 3% 2/1/2052	1,906,010	1,734,246
Freddie Mac Gold Pool 3% 2/1/2052	935,431	851,133
Freddie Mac Gold Pool 3% 3/1/2033	1,015,238	996,384
Freddie Mac Gold Pool 3% 3/1/2033	46,837	45,951
Freddie Mac Gold Pool 3% 3/1/2043	99,787	94,017
Freddie Mac Gold Pool 3% 3/1/2050	14,511,715	13,262,918
Freddie Mac Gold Pool 3% 3/1/2052	2,448,622	2,226,429
Freddie Mac Gold Pool 3% 3/1/2052	1,507,388	1,371,547
Freddie Mac Gold Pool 3% 4/1/2032	34,244	33,714
Freddie Mac Gold Pool 3% 4/1/2032	11,857	11,683
Freddie Mac Gold Pool 3% 4/1/2034	737,374	722,418
Freddie Mac Gold Pool 3% 4/1/2043	40,943	38,594
Freddie Mac Gold Pool 3% 4/1/2045	7,726	7,218
Freddie Mac Gold Pool 3% 4/1/2045	5,517	5,141
Freddie Mac Gold Pool 3% 4/1/2046	159,212	148,170
Freddie Mac Gold Pool 3% 4/1/2046	144,662	134,629
Freddie Mac Gold Pool 3% 4/1/2050	14,613,220	13,355,688
Freddie Mac Gold Pool 3% 4/1/2052	7,622,256	7,025,876
Freddie Mac Gold Pool 3% 5/1/2045	48,158	44,840
Freddie Mac Gold Pool 3% 5/1/2046	2,574,970	2,396,385
Freddie Mac Gold Pool 3% 5/1/2046	392,171	364,972
Freddie Mac Gold Pool 3% 5/1/2051	4,079,757	3,727,401
Freddie Mac Gold Pool 3% 6/1/2031	3,567	3,515
Freddie Mac Gold Pool 3% 6/1/2046	2,551,425	2,374,472
Freddie Mac Gold Pool 3% 6/1/2050	9,942,005	9,151,696
Freddie Mac Gold Pool 3% 6/1/2052	6,526,634	5,973,146
Freddie Mac Gold Pool 3% 6/1/2052	4,821,753	4,387,231
Freddie Mac Gold Pool 3% 7/1/2032	55,609	54,664
Freddie Mac Gold Pool 3% 7/1/2043	204,719	192,695
Freddie Mac Gold Pool 3% 7/1/2043	50,751	47,713
Freddie Mac Gold Pool 3% 7/1/2045	101,474	94,621
Freddie Mac Gold Pool 3% 7/1/2045	37,496	35,527
Freddie Mac Gold Pool 3% 7/1/2045	11,099	10,383
Freddie Mac Gold Pool 3% 8/1/2032	75,647	74,363
Freddie Mac Gold Pool 3% 8/1/2032	49,543	48,693
Freddie Mac Gold Pool 3% 8/1/2037	227,896	221,246
Freddie Mac Gold Pool 3% 8/1/2042	19,091	18,033
Freddie Mac Gold Pool 3% 8/1/2042	14,712	13,855
Freddie Mac Gold Pool 3% 8/1/2045	46,740	43,507
Freddie Mac Gold Pool 3% 8/1/2045	28,024	26,223
Freddie Mac Gold Pool 3% 9/1/2049	80,010	73,850
Freddie Mac Gold Pool 3% 9/1/2051	3,897,476	3,557,210
Freddie Mac Gold Pool 3.5% 1/1/2032	11,353	11,283
Freddie Mac Gold Pool 3.5% 1/1/2044	6,360,480	6,171,216
Freddie Mac Gold Pool 3.5% 1/1/2044	3,199,368	3,098,437
Freddie Mac Gold Pool 3.5% 1/1/2045	2,329,457	2,258,164
Freddie Mac Gold Pool 3.5% 1/1/2046	9,901	9,525
Freddie Mac Gold Pool 3.5% 1/1/2048	22,406	21,555
Freddie Mac Gold Pool 3.5% 10/1/2040	178,837	173,657
Freddie Mac Gold Pool 3.5% 10/1/2042	63,624	61,691
Freddie Mac Gold Pool 3.5% 10/1/2042	9,001	8,718
Freddie Mac Gold Pool 3.5% 10/1/2047	90,371	86,996
Freddie Mac Gold Pool 3.5% 10/1/2049	10,885,280	10,380,057
Freddie Mac Gold Pool 3.5% 10/1/2051	3,021,669	2,876,702
Freddie Mac Gold Pool 3.5% 11/1/2033	608,424	601,354
Freddie Mac Gold Pool 3.5% 11/1/2040	372,516	362,457
Freddie Mac Gold Pool 3.5% 11/1/2045	2,803,537	2,698,462
Freddie Mac Gold Pool 3.5% 11/1/2045	46,028	44,324
Freddie Mac Gold Pool 3.5% 11/1/2046	4,693	4,492
Freddie Mac Gold Pool 3.5% 11/1/2047	663,522	638,324
Freddie Mac Gold Pool 3.5% 11/1/2047	44,575	42,820
Freddie Mac Gold Pool 3.5% 12/1/2033	182,000	180,635
Freddie Mac Gold Pool 3.5% 12/1/2040	358,198	348,456
Freddie Mac Gold Pool 3.5% 12/1/2046	1,115,123	1,069,141
Freddie Mac Gold Pool 3.5% 12/1/2047	152,701	146,902
Freddie Mac Gold Pool 3.5% 2/1/2034	3,465,080	3,439,590
Freddie Mac Gold Pool 3.5% 2/1/2043	3,990,999	3,864,669
Freddie Mac Gold Pool 3.5% 2/1/2043	289,442	280,982
Freddie Mac Gold Pool 3.5% 2/1/2043	108,946	106,010
Freddie Mac Gold Pool 3.5% 2/1/2045	2,567	2,485
Freddie Mac Gold Pool 3.5% 2/1/2046	1,923,837	1,848,816
Freddie Mac Gold Pool 3.5% 2/1/2048	6,234	5,925
Freddie Mac Gold Pool 3.5% 2/1/2052	1,035,511	983,890
Freddie Mac Gold Pool 3.5% 3/1/2032	3,520,571	3,498,528
Freddie Mac Gold Pool 3.5% 3/1/2045	853,264	822,027
Freddie Mac Gold Pool 3.5% 3/1/2045	240,213	231,874
Freddie Mac Gold Pool 3.5% 3/1/2045	178,956	172,647
Freddie Mac Gold Pool 3.5% 3/1/2045	81,464	78,993
Freddie Mac Gold Pool 3.5% 3/1/2046	3,393,906	3,269,902
Freddie Mac Gold Pool 3.5% 3/1/2047	51,966	49,726
Freddie Mac Gold Pool 3.5% 3/1/2052	4,534,835	4,306,786
Freddie Mac Gold Pool 3.5% 3/1/2052	4,177,045	3,959,679
Freddie Mac Gold Pool 3.5% 3/1/2052	2,100,760	1,995,379
Freddie Mac Gold Pool 3.5% 4/1/2040	441,667	430,067
Freddie Mac Gold Pool 3.5% 4/1/2042	2,448,656	2,383,024
Freddie Mac Gold Pool 3.5% 4/1/2042	23,295	22,622
Freddie Mac Gold Pool 3.5% 4/1/2043	357,809	346,452
Freddie Mac Gold Pool 3.5% 4/1/2043	141,818	137,466
Freddie Mac Gold Pool 3.5% 4/1/2046	2,045,991	1,966,739
Freddie Mac Gold Pool 3.5% 4/1/2046	637,882	611,778
Freddie Mac Gold Pool 3.5% 4/1/2052	31,854,704	30,087,537
Freddie Mac Gold Pool 3.5% 5/1/2033	55,697	55,304
Freddie Mac Gold Pool 3.5% 5/1/2034	212,255	210,490
Freddie Mac Gold Pool 3.5% 5/1/2034	34,993	34,710
Freddie Mac Gold Pool 3.5% 5/1/2040	841,723	819,852
Freddie Mac Gold Pool 3.5% 5/1/2040	164,421	160,109
Freddie Mac Gold Pool 3.5% 5/1/2045	838,310	806,342
Freddie Mac Gold Pool 3.5% 5/1/2045	121,136	116,600
Freddie Mac Gold Pool 3.5% 5/1/2045	64,260	61,932
Freddie Mac Gold Pool 3.5% 5/1/2045	28,635	27,800
Freddie Mac Gold Pool 3.5% 5/1/2046	4,176,780	4,028,042
Freddie Mac Gold Pool 3.5% 5/1/2046	2,002,475	1,924,908
Freddie Mac Gold Pool 3.5% 5/1/2046	955,517	916,414
Freddie Mac Gold Pool 3.5% 5/1/2049	135,338	129,268
Freddie Mac Gold Pool 3.5% 5/1/2052	310,172	292,965
Freddie Mac Gold Pool 3.5% 6/1/2032	1,882,149	1,870,010
Freddie Mac Gold Pool 3.5% 6/1/2040	746,340	727,761
Freddie Mac Gold Pool 3.5% 6/1/2045	3,465,110	3,340,981
Freddie Mac Gold Pool 3.5% 6/1/2045	1,015,733	977,805
Freddie Mac Gold Pool 3.5% 6/1/2045	194,375	187,508
Freddie Mac Gold Pool 3.5% 6/1/2045	165,549	159,652
Freddie Mac Gold Pool 3.5% 6/1/2045	6,287	6,066
Freddie Mac Gold Pool 3.5% 7/1/2032	1,635,111	1,624,673
Freddie Mac Gold Pool 3.5% 7/1/2032	471,420	468,351
Freddie Mac Gold Pool 3.5% 7/1/2040	71,125	69,179
Freddie Mac Gold Pool 3.5% 7/1/2042	823,678	798,033
Freddie Mac Gold Pool 3.5% 7/1/2046	6,795	6,532
Freddie Mac Gold Pool 3.5% 7/1/2047	1,603,748	1,543,847
Freddie Mac Gold Pool 3.5% 7/1/2052	763,907	722,722
Freddie Mac Gold Pool 3.5% 8/1/2034	358,960	355,894
Freddie Mac Gold Pool 3.5% 8/1/2034	27,239	27,013
Freddie Mac Gold Pool 3.5% 8/1/2040	478,459	465,970
Freddie Mac Gold Pool 3.5% 8/1/2042	1,914,911	1,856,635
Freddie Mac Gold Pool 3.5% 8/1/2047	2,492,202	2,399,116
Freddie Mac Gold Pool 3.5% 8/1/2047	293,386	282,428
Freddie Mac Gold Pool 3.5% 8/1/2047	186,614	179,643
Freddie Mac Gold Pool 3.5% 8/1/2051	4,163,218	3,966,086
Freddie Mac Gold Pool 3.5% 9/1/2040	385,831	376,087
Freddie Mac Gold Pool 3.5% 9/1/2042	5,511,755	5,336,486
Freddie Mac Gold Pool 3.5% 9/1/2042	1,025,096	992,120
Freddie Mac Gold Pool 3.5% 9/1/2042	3,593	3,479
Freddie Mac Gold Pool 3.5% 9/1/2046	735,578	707,890
Freddie Mac Gold Pool 3.5% 9/1/2046	118,384	113,502
Freddie Mac Gold Pool 3.5% 9/1/2047	49,755	47,897
Freddie Mac Gold Pool 3.5% 9/1/2047	40,839	39,314
Freddie Mac Gold Pool 3.5% 9/1/2052	492,664	465,025
Freddie Mac Gold Pool 4% 1/1/2041	2,008,679	2,004,608
Freddie Mac Gold Pool 4% 1/1/2041	43,703	43,659
Freddie Mac Gold Pool 4% 1/1/2041	11,673	11,645
Freddie Mac Gold Pool 4% 1/1/2042	3,161	3,150
Freddie Mac Gold Pool 4% 1/1/2043	15,944	15,847
Freddie Mac Gold Pool 4% 1/1/2044	58,603	58,165
Freddie Mac Gold Pool 4% 1/1/2044	47,851	47,547
Freddie Mac Gold Pool 4% 10/1/2041	737,288	735,126
Freddie Mac Gold Pool 4% 10/1/2041	86,887	86,638
Freddie Mac Gold Pool 4% 10/1/2041	81,656	81,436
Freddie Mac Gold Pool 4% 10/1/2041	45,127	45,003
Freddie Mac Gold Pool 4% 10/1/2042	30,056	29,919
Freddie Mac Gold Pool 4% 10/1/2042	11,871	11,866
Freddie Mac Gold Pool 4% 10/1/2042	8,358	8,308
Freddie Mac Gold Pool 4% 10/1/2043	146,067	145,100
Freddie Mac Gold Pool 4% 10/1/2043	51,811	51,421
Freddie Mac Gold Pool 4% 10/1/2043	20,575	20,479
Freddie Mac Gold Pool 4% 10/1/2043	17,066	16,941
Freddie Mac Gold Pool 4% 10/1/2052	6,538,458	6,432,395
Freddie Mac Gold Pool 4% 11/1/2041	119,713	119,277
Freddie Mac Gold Pool 4% 11/1/2041	12,552	12,557
Freddie Mac Gold Pool 4% 11/1/2041	3,485	3,475
Freddie Mac Gold Pool 4% 11/1/2042	1,832,198	1,826,561
Freddie Mac Gold Pool 4% 11/1/2042	1,364,687	1,361,118
Freddie Mac Gold Pool 4% 11/1/2042	128,188	127,639
Freddie Mac Gold Pool 4% 11/1/2042	111,662	111,064
Freddie Mac Gold Pool 4% 11/1/2042	53,337	53,108
Freddie Mac Gold Pool 4% 11/1/2042	40,505	40,270
Freddie Mac Gold Pool 4% 11/1/2042	3,791	3,797
Freddie Mac Gold Pool 4% 11/1/2043	348,882	347,316
Freddie Mac Gold Pool 4% 11/1/2045	201,113	199,126
Freddie Mac Gold Pool 4% 11/1/2047	1,897,322	1,866,905
Freddie Mac Gold Pool 4% 11/1/2051	213,218	210,892
Freddie Mac Gold Pool 4% 12/1/2040	22,171	22,140
Freddie Mac Gold Pool 4% 12/1/2040	9,914	9,895
Freddie Mac Gold Pool 4% 12/1/2040	9,256	9,238
Freddie Mac Gold Pool 4% 12/1/2042	983,169	980,221
Freddie Mac Gold Pool 4% 12/1/2042	43,229	42,981
Freddie Mac Gold Pool 4% 12/1/2042	23,994	23,941
Freddie Mac Gold Pool 4% 12/1/2045	2,613,924	2,590,847
Freddie Mac Gold Pool 4% 12/1/2045	441,617	439,693
Freddie Mac Gold Pool 4% 12/1/2047	6,690,834	6,583,569
Freddie Mac Gold Pool 4% 2/1/2041	538,749	537,233
Freddie Mac Gold Pool 4% 2/1/2041	2,169	2,164
Freddie Mac Gold Pool 4% 2/1/2042	3,013,818	3,002,909
Freddie Mac Gold Pool 4% 2/1/2042	52,813	52,687
Freddie Mac Gold Pool 4% 2/1/2042	624	622
Freddie Mac Gold Pool 4% 2/1/2043	90,374	89,880
Freddie Mac Gold Pool 4% 2/1/2043	79,790	79,305
Freddie Mac Gold Pool 4% 2/1/2043	48,426	48,112
Freddie Mac Gold Pool 4% 2/1/2043	34,457	34,238
Freddie Mac Gold Pool 4% 2/1/2044	62,810	62,416
Freddie Mac Gold Pool 4% 2/1/2044	34,297	34,111
Freddie Mac Gold Pool 4% 2/1/2044	25,655	25,450
Freddie Mac Gold Pool 4% 2/1/2045	1,393,972	1,384,113
Freddie Mac Gold Pool 4% 2/1/2046	177,711	175,861
Freddie Mac Gold Pool 4% 2/1/2046	87,929	87,367
Freddie Mac Gold Pool 4% 2/1/2046	35,922	35,548
Freddie Mac Gold Pool 4% 2/1/2048	1,973,450	1,944,895
Freddie Mac Gold Pool 4% 2/1/2048	117,431	115,769
Freddie Mac Gold Pool 4% 2/1/2052	103,360	102,032
Freddie Mac Gold Pool 4% 2/1/2052	95,480	94,408
Freddie Mac Gold Pool 4% 2/1/2053	6,925,763	6,802,596
Freddie Mac Gold Pool 4% 3/1/2042	56,643	56,397
Freddie Mac Gold Pool 4% 3/1/2042	55,222	55,052
Freddie Mac Gold Pool 4% 3/1/2042	13,856	13,778
Freddie Mac Gold Pool 4% 3/1/2043	27,033	26,952
Freddie Mac Gold Pool 4% 3/1/2043	16,271	16,171
Freddie Mac Gold Pool 4% 3/1/2044	56,735	56,317
Freddie Mac Gold Pool 4% 4/1/2040	1,713	1,715
Freddie Mac Gold Pool 4% 4/1/2042	834,253	830,618
Freddie Mac Gold Pool 4% 4/1/2042	642,227	640,227
Freddie Mac Gold Pool 4% 4/1/2042	25,629	25,487
Freddie Mac Gold Pool 4% 4/1/2042	23,297	23,262
Freddie Mac Gold Pool 4% 4/1/2042	18,468	18,436
Freddie Mac Gold Pool 4% 4/1/2042	10,305	10,247
Freddie Mac Gold Pool 4% 4/1/2043	1,049,037	1,044,825
Freddie Mac Gold Pool 4% 4/1/2043	55,535	55,278
Freddie Mac Gold Pool 4% 4/1/2043	15,792	15,784
Freddie Mac Gold Pool 4% 4/1/2046	549,553	543,834
Freddie Mac Gold Pool 4% 4/1/2048	412,843	406,741
Freddie Mac Gold Pool 4% 4/1/2048	349,120	343,959
Freddie Mac Gold Pool 4% 4/1/2048	189,506	186,705
Freddie Mac Gold Pool 4% 4/1/2048	70,943	69,895
Freddie Mac Gold Pool 4% 4/1/2048	35,722	35,194
Freddie Mac Gold Pool 4% 4/1/2052	213,297	210,557
Freddie Mac Gold Pool 4% 4/1/2052	157,455	155,433
Freddie Mac Gold Pool 4% 5/1/2037	3,346,009	3,381,038
Freddie Mac Gold Pool 4% 5/1/2038	4,372,719	4,411,664
Freddie Mac Gold Pool 4% 5/1/2042	102,039	101,833
Freddie Mac Gold Pool 4% 5/1/2043	68,244	67,817
Freddie Mac Gold Pool 4% 5/1/2043	22,651	22,496
Freddie Mac Gold Pool 4% 5/1/2043	19,358	19,223
Freddie Mac Gold Pool 4% 5/1/2043	18,837	18,709
Freddie Mac Gold Pool 4% 5/1/2043	7,465	7,424
Freddie Mac Gold Pool 4% 5/1/2045	1,362,358	1,358,520
Freddie Mac Gold Pool 4% 5/1/2045	111,738	110,683
Freddie Mac Gold Pool 4% 5/1/2048	4,611,684	4,544,956
Freddie Mac Gold Pool 4% 6/1/2041	32,926	32,814
Freddie Mac Gold Pool 4% 6/1/2041	5,315	5,321
Freddie Mac Gold Pool 4% 6/1/2042	37,127	36,999
Freddie Mac Gold Pool 4% 6/1/2043	62,883	62,713
Freddie Mac Gold Pool 4% 6/1/2043	29,111	28,918
Freddie Mac Gold Pool 4% 6/1/2047	4,266,656	4,216,921
Freddie Mac Gold Pool 4% 6/1/2047	393,977	388,523
Freddie Mac Gold Pool 4% 6/1/2052	124,455	123,058
Freddie Mac Gold Pool 4% 7/1/2041	310,818	309,720
Freddie Mac Gold Pool 4% 7/1/2042	922,294	917,813
Freddie Mac Gold Pool 4% 7/1/2043	134,374	133,526
Freddie Mac Gold Pool 4% 7/1/2043	110,870	110,310
Freddie Mac Gold Pool 4% 7/1/2043	90,630	90,170
Freddie Mac Gold Pool 4% 7/1/2043	40,962	40,682
Freddie Mac Gold Pool 4% 7/1/2043	35,577	35,326
Freddie Mac Gold Pool 4% 7/1/2043	34,194	33,951
Freddie Mac Gold Pool 4% 7/1/2043	10,450	10,379
Freddie Mac Gold Pool 4% 7/1/2044	703,824	702,125
Freddie Mac Gold Pool 4% 7/1/2052	192,304	190,146
Freddie Mac Gold Pool 4% 8/1/2040	1,462	1,458
Freddie Mac Gold Pool 4% 8/1/2043	70,137	69,687
Freddie Mac Gold Pool 4% 8/1/2043	40,415	40,308
Freddie Mac Gold Pool 4% 8/1/2043	29,641	29,576
Freddie Mac Gold Pool 4% 8/1/2043	9,474	9,408
Freddie Mac Gold Pool 4% 8/1/2044	16,574	16,451
Freddie Mac Gold Pool 4% 8/1/2044	16,215	16,153
Freddie Mac Gold Pool 4% 8/1/2052	118,555	117,187
Freddie Mac Gold Pool 4% 9/1/2040	50,893	50,790
Freddie Mac Gold Pool 4% 9/1/2041	93,258	93,007
Freddie Mac Gold Pool 4% 9/1/2041	34,192	34,099
Freddie Mac Gold Pool 4% 9/1/2041	24,931	24,899
Freddie Mac Gold Pool 4% 9/1/2041	18,829	18,796
Freddie Mac Gold Pool 4% 9/1/2042	1,715,185	1,708,853
Freddie Mac Gold Pool 4% 9/1/2042	81,065	80,905
Freddie Mac Gold Pool 4% 9/1/2043	2,064,193	2,060,551
Freddie Mac Gold Pool 4% 9/1/2043	93,325	92,801
Freddie Mac Gold Pool 4% 9/1/2043	90,317	89,808
Freddie Mac Gold Pool 4% 9/1/2043	80,892	80,365
Freddie Mac Gold Pool 4% 9/1/2043	80,381	79,812
Freddie Mac Gold Pool 4% 9/1/2043	75,221	74,766
Freddie Mac Gold Pool 4% 9/1/2043	43,315	43,073
Freddie Mac Gold Pool 4% 9/1/2043	29,879	29,657
Freddie Mac Gold Pool 4% 9/1/2043	2,498	2,502
Freddie Mac Gold Pool 4% 9/1/2051	1,904,169	1,858,999
Freddie Mac Gold Pool 4% 9/1/2051	241,293	238,661
Freddie Mac Gold Pool 4.5% 1/1/2041	922,504	939,274
Freddie Mac Gold Pool 4.5% 1/1/2041	26,919	27,408
Freddie Mac Gold Pool 4.5% 1/1/2041	18,253	18,580
Freddie Mac Gold Pool 4.5% 1/1/2049	77,679	77,732
Freddie Mac Gold Pool 4.5% 10/1/2039	12,583	12,810
Freddie Mac Gold Pool 4.5% 10/1/2040	85,096	86,653
Freddie Mac Gold Pool 4.5% 10/1/2040	48,195	49,078
Freddie Mac Gold Pool 4.5% 10/1/2041	226,401	230,545
Freddie Mac Gold Pool 4.5% 10/1/2044	1,439,543	1,465,232
Freddie Mac Gold Pool 4.5% 10/1/2048	2,491,570	2,515,676
Freddie Mac Gold Pool 4.5% 10/1/2048	277,106	277,622
Freddie Mac Gold Pool 4.5% 11/1/2039	1,464	1,490
Freddie Mac Gold Pool 4.5% 11/1/2040	4,259	4,336
Freddie Mac Gold Pool 4.5% 12/1/2039	755	768
Freddie Mac Gold Pool 4.5% 12/1/2040	27,998	28,510
Freddie Mac Gold Pool 4.5% 12/1/2040	22,480	22,891
Freddie Mac Gold Pool 4.5% 12/1/2040	1,874	1,908
Freddie Mac Gold Pool 4.5% 12/1/2045	247,067	251,494
Freddie Mac Gold Pool 4.5% 12/1/2047	796,084	800,552
Freddie Mac Gold Pool 4.5% 12/1/2048	1,985,274	1,994,555
Freddie Mac Gold Pool 4.5% 12/1/2048	6,905	6,910
Freddie Mac Gold Pool 4.5% 2/1/2040	5,928	6,034
Freddie Mac Gold Pool 4.5% 2/1/2041	130,406	132,779
Freddie Mac Gold Pool 4.5% 2/1/2041	36,885	37,558
Freddie Mac Gold Pool 4.5% 2/1/2041	36,805	37,475
Freddie Mac Gold Pool 4.5% 2/1/2041	36,655	37,324
Freddie Mac Gold Pool 4.5% 2/1/2041	34,502	35,132
Freddie Mac Gold Pool 4.5% 2/1/2041	26,442	26,921
Freddie Mac Gold Pool 4.5% 2/1/2041	22,490	22,893
Freddie Mac Gold Pool 4.5% 2/1/2041	15,757	16,045
Freddie Mac Gold Pool 4.5% 2/1/2041	7,440	7,575
Freddie Mac Gold Pool 4.5% 2/1/2044	103,510	105,292
Freddie Mac Gold Pool 4.5% 2/1/2044	24,384	24,811
Freddie Mac Gold Pool 4.5% 3/1/2041	144,813	147,456
Freddie Mac Gold Pool 4.5% 3/1/2041	35,165	35,806
Freddie Mac Gold Pool 4.5% 3/1/2041	20,183	20,552
Freddie Mac Gold Pool 4.5% 3/1/2041	7,023	7,151
Freddie Mac Gold Pool 4.5% 3/1/2042	3,684	3,751
Freddie Mac Gold Pool 4.5% 3/1/2044	63,960	65,066
Freddie Mac Gold Pool 4.5% 3/1/2044	38,725	39,392
Freddie Mac Gold Pool 4.5% 3/1/2044	20,024	20,367
Freddie Mac Gold Pool 4.5% 4/1/2041	50,003	50,912
Freddie Mac Gold Pool 4.5% 4/1/2041	48,755	49,649
Freddie Mac Gold Pool 4.5% 4/1/2041	5,595	5,696
Freddie Mac Gold Pool 4.5% 4/1/2041	1,867	1,901
Freddie Mac Gold Pool 4.5% 4/1/2048	355,470	357,354
Freddie Mac Gold Pool 4.5% 4/1/2048	146,007	146,781
Freddie Mac Gold Pool 4.5% 4/1/2048	142,746	143,502
Freddie Mac Gold Pool 4.5% 5/1/2039	770,516	784,550
Freddie Mac Gold Pool 4.5% 5/1/2039	114,118	116,187
Freddie Mac Gold Pool 4.5% 5/1/2039	16,461	16,756
Freddie Mac Gold Pool 4.5% 5/1/2040	4,664	4,749
Freddie Mac Gold Pool 4.5% 5/1/2040	3,886	3,956
Freddie Mac Gold Pool 4.5% 5/1/2041	52,273	53,223
Freddie Mac Gold Pool 4.5% 5/1/2041	34,955	35,595
Freddie Mac Gold Pool 4.5% 5/1/2041	20,998	21,382
Freddie Mac Gold Pool 4.5% 5/1/2048	290,276	291,815
Freddie Mac Gold Pool 4.5% 6/1/2040	10,159	10,343
Freddie Mac Gold Pool 4.5% 6/1/2041	48,038	48,900
Freddie Mac Gold Pool 4.5% 6/1/2041	40,258	40,994
Freddie Mac Gold Pool 4.5% 6/1/2041	33,879	34,490
Freddie Mac Gold Pool 4.5% 6/1/2041	25,199	25,659
Freddie Mac Gold Pool 4.5% 6/1/2041	15,974	16,267
Freddie Mac Gold Pool 4.5% 6/1/2041	15,966	16,251
Freddie Mac Gold Pool 4.5% 6/1/2041	4,103	4,178
Freddie Mac Gold Pool 4.5% 6/1/2047	417,334	420,590
Freddie Mac Gold Pool 4.5% 7/1/2040	66,167	67,357
Freddie Mac Gold Pool 4.5% 7/1/2040	29,380	29,917
Freddie Mac Gold Pool 4.5% 7/1/2040	25,424	25,886
Freddie Mac Gold Pool 4.5% 7/1/2040	2,070	2,108
Freddie Mac Gold Pool 4.5% 7/1/2041	2,726	2,776
Freddie Mac Gold Pool 4.5% 7/1/2044	6,151	6,256
Freddie Mac Gold Pool 4.5% 7/1/2047	759,046	767,101
Freddie Mac Gold Pool 4.5% 7/1/2047	335,040	337,653
Freddie Mac Gold Pool 4.5% 7/1/2049	41,897	41,913
Freddie Mac Gold Pool 4.5% 8/1/2033	6,761	6,858
Freddie Mac Gold Pool 4.5% 8/1/2035	323	328
Freddie Mac Gold Pool 4.5% 8/1/2039	1,015	1,033
Freddie Mac Gold Pool 4.5% 8/1/2040	14,283	14,544
Freddie Mac Gold Pool 4.5% 8/1/2040	3,684	3,751
Freddie Mac Gold Pool 4.5% 8/1/2040	2,249	2,289
Freddie Mac Gold Pool 4.5% 8/1/2041	151,198	153,958
Freddie Mac Gold Pool 4.5% 8/1/2041	23,608	24,039
Freddie Mac Gold Pool 4.5% 8/1/2041	17,514	17,831
Freddie Mac Gold Pool 4.5% 8/1/2041	3,574	3,639
Freddie Mac Gold Pool 4.5% 9/1/2039	246,535	250,956
Freddie Mac Gold Pool 4.5% 9/1/2039	84,905	86,392
Freddie Mac Gold Pool 4.5% 9/1/2039	1,401	1,426
Freddie Mac Gold Pool 4.5% 9/1/2039	474	483
Freddie Mac Gold Pool 4.5% 9/1/2041	207,859	211,653
Freddie Mac Gold Pool 4.5% 9/1/2041	167,011	170,068
Freddie Mac Gold Pool 4.5% 9/1/2041	23,291	23,715
Freddie Mac Gold Pool 4.5% 9/1/2041	4,533	4,616
Freddie Mac Gold Pool 5% 1/1/2035	155,821	160,107
Freddie Mac Gold Pool 5% 1/1/2037	7,054	7,270
Freddie Mac Gold Pool 5% 1/1/2040	144,319	149,422
Freddie Mac Gold Pool 5% 1/1/2041	2,162	2,243
Freddie Mac Gold Pool 5% 1/1/2053	10,590,207	10,772,872
Freddie Mac Gold Pool 5% 10/1/2033	18,351	18,856
Freddie Mac Gold Pool 5% 10/1/2033	13,365	13,718
Freddie Mac Gold Pool 5% 10/1/2033	609	626
Freddie Mac Gold Pool 5% 10/1/2033	338	347
Freddie Mac Gold Pool 5% 10/1/2052	4,007,418	4,083,427
Freddie Mac Gold Pool 5% 11/1/2034	96	97
Freddie Mac Gold Pool 5% 11/1/2035	10,965	11,306
Freddie Mac Gold Pool 5% 11/1/2037	907	937
Freddie Mac Gold Pool 5% 11/1/2040	4,078	4,221
Freddie Mac Gold Pool 5% 11/1/2052	11,680,492	11,894,738
Freddie Mac Gold Pool 5% 11/1/2052	2,499,359	2,553,013
Freddie Mac Gold Pool 5% 11/1/2052	56,345	57,184
Freddie Mac Gold Pool 5% 12/1/2033	12,989	13,358
Freddie Mac Gold Pool 5% 12/1/2033	7,586	7,797
Freddie Mac Gold Pool 5% 12/1/2033	2,363	2,425
Freddie Mac Gold Pool 5% 12/1/2034	2,040	2,102
Freddie Mac Gold Pool 5% 12/1/2034	1,376	1,418
Freddie Mac Gold Pool 5% 12/1/2035	29,201	30,125
Freddie Mac Gold Pool 5% 12/1/2052	5,920,581	6,029,178
Freddie Mac Gold Pool 5% 12/1/2052	3,100,997	3,155,938
Freddie Mac Gold Pool 5% 12/1/2052	1,391,005	1,416,519
Freddie Mac Gold Pool 5% 12/1/2052	1,268,326	1,290,797
Freddie Mac Gold Pool 5% 2/1/2035	17,537	17,972
Freddie Mac Gold Pool 5% 2/1/2040	31,006	32,145
Freddie Mac Gold Pool 5% 2/1/2041	12,434	12,901
Freddie Mac Gold Pool 5% 2/1/2041	4,865	5,048
Freddie Mac Gold Pool 5% 3/1/2041	6,391	6,626
Freddie Mac Gold Pool 5% 3/1/2041	6,269	6,505
Freddie Mac Gold Pool 5% 3/1/2041	1,208	1,222
Freddie Mac Gold Pool 5% 4/1/2034	6,162	6,341
Freddie Mac Gold Pool 5% 4/1/2035	43,945	45,174
Freddie Mac Gold Pool 5% 4/1/2035	16,178	16,674
Freddie Mac Gold Pool 5% 4/1/2035	11,298	11,642
Freddie Mac Gold Pool 5% 4/1/2036	94,861	97,793
Freddie Mac Gold Pool 5% 4/1/2038	44,475	45,991
Freddie Mac Gold Pool 5% 4/1/2040	104,166	107,963
Freddie Mac Gold Pool 5% 4/1/2041	2,595	2,693
Freddie Mac Gold Pool 5% 5/1/2034	7,411	7,614
Freddie Mac Gold Pool 5% 5/1/2034	3,613	3,712
Freddie Mac Gold Pool 5% 5/1/2034	2,793	2,876
Freddie Mac Gold Pool 5% 5/1/2034	558	572
Freddie Mac Gold Pool 5% 5/1/2035	41,644	42,904
Freddie Mac Gold Pool 5% 5/1/2035	1,034	1,059
Freddie Mac Gold Pool 5% 5/1/2040	27,331	28,295
Freddie Mac Gold Pool 5% 5/1/2041	8,783	9,114
Freddie Mac Gold Pool 5% 6/1/2035	7,783	8,010
Freddie Mac Gold Pool 5% 6/1/2035	3,445	3,551
Freddie Mac Gold Pool 5% 6/1/2038	2,565	2,655
Freddie Mac Gold Pool 5% 6/1/2038	2,377	2,460
Freddie Mac Gold Pool 5% 6/1/2040	99,230	102,810
Freddie Mac Gold Pool 5% 6/1/2040	63,734	66,023
Freddie Mac Gold Pool 5% 6/1/2041	1,237,632	1,283,227
Freddie Mac Gold Pool 5% 6/1/2041	6,936	7,198
Freddie Mac Gold Pool 5% 6/1/2052	5,872,804	6,002,547
Freddie Mac Gold Pool 5% 7/1/2034	179	185
Freddie Mac Gold Pool 5% 7/1/2035	270,777	278,727
Freddie Mac Gold Pool 5% 7/1/2035	36,886	38,028
Freddie Mac Gold Pool 5% 7/1/2035	2,443	2,518
Freddie Mac Gold Pool 5% 7/1/2035	2,122	2,188
Freddie Mac Gold Pool 5% 7/1/2035	901	929
Freddie Mac Gold Pool 5% 7/1/2035	731	753
Freddie Mac Gold Pool 5% 7/1/2035	414	427
Freddie Mac Gold Pool 5% 7/1/2035	235	242
Freddie Mac Gold Pool 5% 7/1/2040	12,194	12,617
Freddie Mac Gold Pool 5% 7/1/2040	1,313	1,361
Freddie Mac Gold Pool 5% 7/1/2041	5,105	5,297
Freddie Mac Gold Pool 5% 7/1/2041	4,551	4,708
Freddie Mac Gold Pool 5% 7/1/2041	4,525	4,691
Freddie Mac Gold Pool 5% 7/1/2041	2,873	2,982
Freddie Mac Gold Pool 5% 7/1/2041	2,873	2,980
Freddie Mac Gold Pool 5% 7/1/2041	2,435	2,493
Freddie Mac Gold Pool 5% 7/1/2041	1,383	1,424
Freddie Mac Gold Pool 5% 8/1/2033	5,116	5,259
Freddie Mac Gold Pool 5% 8/1/2033	1,457	1,495
Freddie Mac Gold Pool 5% 8/1/2034	65,990	67,863
Freddie Mac Gold Pool 5% 8/1/2035	4,815	4,955
Freddie Mac Gold Pool 5% 8/1/2035	756	779
Freddie Mac Gold Pool 5% 8/1/2036	1,630	1,682
Freddie Mac Gold Pool 5% 8/1/2040	52,265	54,083
Freddie Mac Gold Pool 5% 8/1/2040	2,831	2,927
Freddie Mac Gold Pool 5% 9/1/2033	15,228	15,634
Freddie Mac Gold Pool 5% 9/1/2035	26,658	27,491
Freddie Mac Gold Pool 5% 9/1/2035	1,662	1,711
Freddie Mac Gold Pool 5% 9/1/2035	181	187
Freddie Mac Gold Pool 5.5% 1/1/2055	10,700,867	11,042,982
Freddie Mac Gold Pool 5.5% 12/1/2054	839,143	859,499
Freddie Mac Gold Pool 5.5% 2/1/2054	1,352,375	1,380,503
Freddie Mac Gold Pool 5.5% 3/1/2053 (c)(f)	17,296,554	17,931,968
Freddie Mac Gold Pool 5.5% 4/1/2054	1,686,281	1,722,170
Freddie Mac Gold Pool 5.5% 5/1/2053	7,377,008	7,608,822
Freddie Mac Gold Pool 5.5% 9/1/2052	11,894,099	12,279,009
Freddie Mac Gold Pool 6% 1/1/2029	674	691
Freddie Mac Gold Pool 6% 1/1/2029	206	211
Freddie Mac Gold Pool 6% 1/1/2029	71	73
Freddie Mac Gold Pool 6% 1/1/2032	3,756	3,904
Freddie Mac Gold Pool 6% 1/1/2032	2,315	2,406
Freddie Mac Gold Pool 6% 10/1/2032	1,841	1,920
Freddie Mac Gold Pool 6% 10/1/2054	9,108,806	9,534,832
Freddie Mac Gold Pool 6% 11/1/2029	170	175
Freddie Mac Gold Pool 6% 11/1/2031	2,480	2,579
Freddie Mac Gold Pool 6% 11/1/2053	2,779,096	2,889,102
Freddie Mac Gold Pool 6% 12/1/2032	984	1,026
Freddie Mac Gold Pool 6% 12/1/2037	55,056	58,673
Freddie Mac Gold Pool 6% 12/1/2037	15,135	16,087
Freddie Mac Gold Pool 6% 2/1/2029	124	127
Freddie Mac Gold Pool 6% 2/1/2029	117	121
Freddie Mac Gold Pool 6% 2/1/2029	52	53
Freddie Mac Gold Pool 6% 2/1/2055	5,114,864	5,354,090
Freddie Mac Gold Pool 6% 3/1/2029	163	168
Freddie Mac Gold Pool 6% 3/1/2029	81	84
Freddie Mac Gold Pool 6% 3/1/2029	66	68
Freddie Mac Gold Pool 6% 3/1/2053	5,142,612	5,387,958
Freddie Mac Gold Pool 6% 4/1/2029	18	18
Freddie Mac Gold Pool 6% 4/1/2029	2	2
Freddie Mac Gold Pool 6% 4/1/2031	1,920	1,989
Freddie Mac Gold Pool 6% 4/1/2033	6,523	6,801
Freddie Mac Gold Pool 6% 4/1/2054	24,056,508	25,166,614
Freddie Mac Gold Pool 6% 5/1/2029	68	69
Freddie Mac Gold Pool 6% 5/1/2033	45,315	46,960
Freddie Mac Gold Pool 6% 5/1/2054	9,028,003	9,455,892
Freddie Mac Gold Pool 6% 6/1/2029	832	853
Freddie Mac Gold Pool 6% 6/1/2029	158	162
Freddie Mac Gold Pool 6% 6/1/2029	74	76
Freddie Mac Gold Pool 6% 6/1/2031	664	689
Freddie Mac Gold Pool 6% 7/1/2028	29	29
Freddie Mac Gold Pool 6% 7/1/2029	261	268
Freddie Mac Gold Pool 6% 7/1/2029	255	262
Freddie Mac Gold Pool 6% 7/1/2029	124	128
Freddie Mac Gold Pool 6% 7/1/2029	115	118
Freddie Mac Gold Pool 6% 7/1/2029	105	108
Freddie Mac Gold Pool 6% 7/1/2029	87	89
Freddie Mac Gold Pool 6% 7/1/2029	31	31
Freddie Mac Gold Pool 6% 7/1/2029	23	24
Freddie Mac Gold Pool 6% 7/1/2032	4,953	5,141
Freddie Mac Gold Pool 6% 7/1/2033	6,414	6,710
Freddie Mac Gold Pool 6% 7/1/2037	4,024	4,277
Freddie Mac Gold Pool 6% 7/1/2039	15,608,792	16,167,721
Freddie Mac Gold Pool 6% 8/1/2037	76,533	81,130
Freddie Mac Gold Pool 6% 9/1/2033	37,988	39,685
Freddie Mac Gold Pool 6% 9/1/2039	10,747,196	11,202,566
Freddie Mac Gold Pool 6% 9/1/2054	9,733,656	10,191,949
Freddie Mac Gold Pool 6% 9/1/2054	3,102,763	3,238,186
Freddie Mac Gold Pool 6.5% 1/1/2032	15,351	16,055
Freddie Mac Gold Pool 6.5% 1/1/2054	12,407,020	13,127,004
Freddie Mac Gold Pool 6.5% 1/1/2054	190,264	201,011
Freddie Mac Gold Pool 6.5% 10/1/2032	14,450	15,188
Freddie Mac Gold Pool 6.5% 10/1/2053	3,255,247	3,444,150
Freddie Mac Gold Pool 6.5% 12/1/2053	73,071	77,363
Freddie Mac Gold Pool 6.5% 2/1/2037	1,032	1,072
Freddie Mac Gold Pool 6.5% 3/1/2032	32	34
Freddie Mac Gold Pool 6.5% 3/1/2036	64,447	67,630
Freddie Mac Gold Pool 6.5% 3/1/2037	1,528	1,642
Freddie Mac Gold Pool 6.5% 4/1/2032	1,416	1,484
Freddie Mac Gold Pool 6.5% 6/1/2054	38,816,255	41,083,940
Freddie Mac Gold Pool 6.5% 6/1/2054	2,991,936	3,177,947
Freddie Mac Gold Pool 6.5% 7/1/2032	371	390
Freddie Mac Gold Pool 6.5% 8/1/2032	5,431	5,696
Freddie Mac Gold Pool 6.5% 8/1/2032	3,753	3,941
Freddie Mac Gold Pool 6.5% 8/1/2032	3,617	3,800
Freddie Mac Gold Pool 6.5% 9/1/2039	163,761	176,191
Freddie Mac Gold Pool 6.5% 9/1/2053	3,751,439	3,970,602
Freddie Mac Gold Pool 6.5% 9/1/2054	45,160,323	48,052,662
Freddie Mac Gold Pool 6.5% 9/1/2054	3,584,724	3,807,590
Freddie Mac Gold Pool 7% 1/1/2036	7,610	8,064
Freddie Mac Gold Pool 7% 11/1/2026	178	179
Freddie Mac Gold Pool 7% 11/1/2034	12,654	13,388
Freddie Mac Gold Pool 7% 11/1/2034	11,224	11,961
Freddie Mac Gold Pool 7% 12/1/2026	221	222
Freddie Mac Gold Pool 7% 4/1/2032	4,511	4,743
Freddie Mac Gold Pool 7% 7/1/2029	17,845	18,734
Freddie Mac Gold Pool 7% 8/1/2026	370	371
Freddie Mac Gold Pool 7% 9/1/2026	788	791
Freddie Mac Gold Pool 7% 9/1/2035	31,745	33,676
Freddie Mac Gold Pool 7% 9/1/2055	23,893,672	25,508,772
Freddie Mac Gold Pool 7.5% 1/1/2027	20	20
Freddie Mac Gold Pool 7.5% 11/1/2030	176	187
Freddie Mac Gold Pool 7.5% 11/1/2030	13	14
Freddie Mac Gold Pool 7.5% 11/1/2031	228	244
Freddie Mac Gold Pool 7.5% 5/1/2031	193	204
Freddie Mac Gold Pool 8% 11/1/2031	576	606
Freddie Mac Gold Pool 8% 2/1/2030	45	47
Freddie Mac Gold Pool 8% 4/1/2032	77	81
Freddie Mac Gold Pool 8% 7/1/2030	539	569
Freddie Mac Gold Pool 8% 8/1/2030	1,202	1,255
Freddie Mac Gold Pool 8% 8/1/2030	43	45
Freddie Mac Gold Pool 8% 8/1/2030	16	17
Freddie Mac Gold Pool 8% 9/1/2030	36	38
Freddie Mac Gold Pool 8.5% 1/1/2028	4	5
Freddie Mac Gold Pool 8.5% 11/1/2026	2	2
Freddie Mac Gold Pool 8.5% 12/1/2027	7	7
Freddie Mac Gold Pool 8.5% 5/1/2027	10	10
Freddie Mac Gold Pool 8.5% 5/1/2027	2	2
Freddie Mac Gold Pool 8.5% 8/1/2026	13	13
Freddie Mac Gold Pool 8.5% 8/1/2027	326	331
Freddie Mac Gold Pool 8.5% 8/1/2027	143	145
Freddie Mac Gold Pool 8.5% 8/1/2027	9	9
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	6,702,375	7,005,378
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	3,360,385	3,560,903
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,965,952	3,150,348
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	965,842	1,030,718
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	129,463	127,416
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (d)(e)	5,510	5,635
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.884% 3/1/2036 (d)(e)	28,418	29,140
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (d)(e)	21,508	22,199
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.202% 12/1/2040 (d)(e)	240,636	252,011
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.406% 7/1/2041 (d)(e)	37,574	39,396
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.436% 9/1/2041 (d)(e)	50,037	52,522
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (d)(e)	15,030	15,632
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (d)(e)	6,277	6,591
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (d)(e)	1,155	1,212
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (d)(e)	1,268	1,331
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (d)(e)	15,950	16,750
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.778% 5/1/2041 (d)(e)	11,199	11,761
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.863% 5/1/2041 (d)(e)	14,514	15,242
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.939%, 6.607% 10/1/2042 (d)(e)	43,663	45,850
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.01% 4/1/2038 (d)(e)	12,307	12,923
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (d)(e)	206	210
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (d)(e)	10,276	10,720
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.095% 6/1/2033 (d)(e)	21,774	22,312
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2597%, 6.321% 6/1/2033 (d)(e)	29,231	30,006
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.328% 3/1/2035 (d)(e)	60,680	62,619
Freddie Mac Non Gold Pool 4% 9/1/2040	8,334	8,320
Freddie Mac Non Gold Pool 5.5% 4/1/2055	11,109,679	11,475,280
Freddie Mac Non Gold Pool 5.5% 5/1/2053	4,900,595	5,065,311
Freddie Mac Non Gold Pool 5.5% 6/1/2053	2,440,811	2,519,799
Freddie Mac Non Gold Pool 5.5% 7/1/2053	11,101,901	11,461,174
Freddie Mac Non Gold Pool 5.5% 8/1/2053	11,784,186	12,180,269
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,927,604	5,093,228
Freddie Mac Non Gold Pool 5.5% 8/1/2053	4,831,631	4,987,989
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.375% 8/1/2037 (d)(e)	8,863	8,996
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.178% 10/1/2036 (d)(e)	14,458	14,850
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.307% 10/1/2035 (d)(e)	16,853	17,380
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (d)(e)	8,169	8,496
Freddie Mac Non Gold Pool 6% 11/1/2054	6,870,637	7,179,100
Freddie Mac Non Gold Pool 6% 6/1/2053	4,532,428	4,733,082
Freddie Mac Non Gold Pool 6% 6/1/2053	4,417,712	4,606,385
Freddie Mac Non Gold Pool 6% 6/1/2054	16,618,172	17,353,872
Freddie Mac Non Gold Pool 6% 7/1/2053	4,304,890	4,495,471
Freddie Mac Non Gold Pool 6% 9/1/2053	5,333,413	5,544,527
Freddie Mac Non Gold Pool 6.5% 1/1/2055	5,611,238	5,972,369
Freddie Mac Non Gold Pool 6.5% 11/1/2054	2,343,011	2,493,803
Freddie Mac Non Gold Pool 6.5% 2/1/2055	6,257,513	6,662,193
Ginnie Mae I Pool 2.5% 1/20/2052	6,801,472	5,984,645
Ginnie Mae I Pool 2.5% 12/20/2051	10,535,046	9,269,833
Ginnie Mae I Pool 2.5% 12/20/2051	6,989,835	6,143,833
Ginnie Mae I Pool 2.5% 12/20/2051	5,591,994	4,920,421
Ginnie Mae I Pool 2.5% 7/20/2052	204,659	180,736
Ginnie Mae I Pool 2.5% 8/20/2051	39,026,602	34,303,092
Ginnie Mae I Pool 2.5% 8/20/2051	10,152,575	8,930,123
Ginnie Mae I Pool 2.5% 8/20/2051	5,922,320	5,205,523
Ginnie Mae I Pool 2.5% 9/20/2051	17,466,272	15,352,275
Ginnie Mae I Pool 2.5% 9/20/2051	10,183,304	8,950,788
Ginnie Mae I Pool 3% 12/15/2042	325,939	304,655
Ginnie Mae I Pool 3% 3/15/2045	7,687	7,131
Ginnie Mae I Pool 3% 4/15/2043	90,117	84,013
Ginnie Mae I Pool 3% 4/15/2043	39,334	36,658
Ginnie Mae I Pool 3% 4/15/2043	32,108	30,031
Ginnie Mae I Pool 3% 4/15/2043	15,398	14,378
Ginnie Mae I Pool 3% 4/15/2043	6,459	6,031
Ginnie Mae I Pool 3% 4/15/2043	6,354	5,943
Ginnie Mae I Pool 3% 4/15/2043	6,223	5,884
Ginnie Mae I Pool 3% 4/15/2045	244,013	226,976
Ginnie Mae I Pool 3% 5/15/2043	346,144	322,909
Ginnie Mae I Pool 3% 5/15/2043	38,198	35,350
Ginnie Mae I Pool 3% 5/15/2043	29,663	28,017
Ginnie Mae I Pool 3% 5/15/2043	29,552	27,604
Ginnie Mae I Pool 3% 5/15/2043	27,340	25,708
Ginnie Mae I Pool 3% 5/15/2043	11,177	10,410
Ginnie Mae I Pool 3% 6/15/2042	27,801	26,124
Ginnie Mae I Pool 3% 6/15/2043	38,401	35,754
Ginnie Mae I Pool 3% 6/15/2043	13,082	12,212
Ginnie Mae I Pool 3% 6/20/2042	212,003	199,398
Ginnie Mae I Pool 3% 7/15/2043	65,345	61,098
Ginnie Mae I Pool 3% 7/15/2043	47,291	44,174
Ginnie Mae I Pool 3% 8/15/2042	17,640	16,504
Ginnie Mae I Pool 3% 8/15/2043	20,878	19,541
Ginnie Mae I Pool 3% 9/15/2042	43,606	40,799
Ginnie Mae I Pool 3.5% 1/15/2041	11,053	10,605
Ginnie Mae I Pool 3.5% 1/15/2042	147,694	140,845
Ginnie Mae I Pool 3.5% 1/15/2042	109,441	104,551
Ginnie Mae I Pool 3.5% 1/15/2042	2,819	2,698
Ginnie Mae I Pool 3.5% 1/15/2042	1,476	1,412
Ginnie Mae I Pool 3.5% 1/15/2043	163,378	155,973
Ginnie Mae I Pool 3.5% 1/15/2043	4,944	4,725
Ginnie Mae I Pool 3.5% 1/20/2043	1,010,700	963,110
Ginnie Mae I Pool 3.5% 10/20/2052	7,345,333	6,962,730
Ginnie Mae I Pool 3.5% 11/15/2040	19,598	18,799
Ginnie Mae I Pool 3.5% 11/15/2042	357,882	341,737
Ginnie Mae I Pool 3.5% 11/20/2042	25,209	24,067
Ginnie Mae I Pool 3.5% 12/15/2040	4,003	3,842
Ginnie Mae I Pool 3.5% 12/15/2041	140,619	134,366
Ginnie Mae I Pool 3.5% 12/15/2041	131,119	125,177
Ginnie Mae I Pool 3.5% 12/15/2041	80,786	77,423
Ginnie Mae I Pool 3.5% 12/15/2041	12,671	12,161
Ginnie Mae I Pool 3.5% 12/20/2049	110,858	106,149
Ginnie Mae I Pool 3.5% 12/20/2049	50,783	48,530
Ginnie Mae I Pool 3.5% 12/20/2049	39,613	37,980
Ginnie Mae I Pool 3.5% 12/20/2049	11,878	11,366
Ginnie Mae I Pool 3.5% 2/15/2042	128,491	122,613
Ginnie Mae I Pool 3.5% 2/15/2042	101,448	96,764
Ginnie Mae I Pool 3.5% 2/15/2043	711,618	680,741
Ginnie Mae I Pool 3.5% 2/15/2043	27,765	26,530
Ginnie Mae I Pool 3.5% 2/15/2044	109,165	103,617
Ginnie Mae I Pool 3.5% 2/20/2043	2,296,309	2,196,085
Ginnie Mae I Pool 3.5% 3/15/2042	863,344	825,883
Ginnie Mae I Pool 3.5% 3/15/2043	5,101	4,869
Ginnie Mae I Pool 3.5% 3/20/2043	978,654	935,939
Ginnie Mae I Pool 3.5% 3/20/2043	433,231	414,060
Ginnie Mae I Pool 3.5% 4/15/2043	610,046	583,709
Ginnie Mae I Pool 3.5% 4/15/2043	115,928	110,336
Ginnie Mae I Pool 3.5% 4/20/2043	465,297	444,121
Ginnie Mae I Pool 3.5% 4/20/2043	183,709	175,460
Ginnie Mae I Pool 3.5% 5/15/2042	36,598	35,118
Ginnie Mae I Pool 3.5% 5/15/2042	27,406	26,292
Ginnie Mae I Pool 3.5% 5/15/2043	23,794	22,671
Ginnie Mae I Pool 3.5% 5/15/2043	23,653	22,663
Ginnie Mae I Pool 3.5% 5/15/2043	20,942	20,043
Ginnie Mae I Pool 3.5% 5/15/2043	9,237	8,827
Ginnie Mae I Pool 3.5% 5/20/2046	101,464	97,218
Ginnie Mae I Pool 3.5% 5/20/2046	67,179	64,367
Ginnie Mae I Pool 3.5% 5/20/2046	51,087	48,949
Ginnie Mae I Pool 3.5% 5/20/2046	49,304	47,240
Ginnie Mae I Pool 3.5% 5/20/2046	43,661	41,833
Ginnie Mae I Pool 3.5% 5/20/2046	27,183	25,992
Ginnie Mae I Pool 3.5% 6/15/2042	5,021	4,794
Ginnie Mae I Pool 3.5% 6/15/2043	50,304	47,898
Ginnie Mae I Pool 3.5% 6/15/2043	41,664	39,621
Ginnie Mae I Pool 3.5% 6/15/2043	31,493	30,079
Ginnie Mae I Pool 3.5% 6/15/2043	21,172	20,352
Ginnie Mae I Pool 3.5% 6/15/2043	17,006	16,206
Ginnie Mae I Pool 3.5% 6/15/2043	2,906	2,769
Ginnie Mae I Pool 3.5% 6/20/2046	231,780	222,079
Ginnie Mae I Pool 3.5% 6/20/2046	70,358	67,413
Ginnie Mae I Pool 3.5% 6/20/2046	64,020	61,340
Ginnie Mae I Pool 3.5% 6/20/2046	58,905	56,439
Ginnie Mae I Pool 3.5% 6/20/2046	56,766	54,391
Ginnie Mae I Pool 3.5% 6/20/2046	34,490	33,046
Ginnie Mae I Pool 3.5% 6/20/2046	23,153	22,205
Ginnie Mae I Pool 3.5% 7/15/2042	103,044	98,439
Ginnie Mae I Pool 3.5% 7/15/2042	35,533	33,945
Ginnie Mae I Pool 3.5% 7/15/2042	9,014	8,608
Ginnie Mae I Pool 3.5% 7/15/2043	19,350	18,441
Ginnie Mae I Pool 3.5% 7/20/2043	227,573	216,742
Ginnie Mae I Pool 3.5% 7/20/2046	6,191,512	5,938,180
Ginnie Mae I Pool 3.5% 8/15/2042	9,236	8,817
Ginnie Mae I Pool 3.5% 8/15/2043	11,489	10,940
Ginnie Mae I Pool 3.5% 8/20/2052	23,423,484	22,203,403
Ginnie Mae I Pool 3.5% 9/15/2041	2,310	2,216
Ginnie Mae I Pool 3.5% 9/15/2042	25,444	24,258
Ginnie Mae I Pool 3.5% 9/15/2042	12,195	11,637
Ginnie Mae I Pool 3.5% 9/15/2042	12,038	11,565
Ginnie Mae I Pool 3.5% 9/15/2042	6,963	6,640
Ginnie Mae I Pool 3.5% 9/15/2042	2,845	2,715
Ginnie Mae I Pool 3.5% 9/15/2043	9,765	9,304
Ginnie Mae I Pool 3.5% 9/20/2052	32,135,961	30,462,066
Ginnie Mae I Pool 4% 1/15/2040	26,853	26,488
Ginnie Mae I Pool 4% 1/15/2040	25,902	25,506
Ginnie Mae I Pool 4% 1/15/2041	130,105	128,014
Ginnie Mae I Pool 4% 1/15/2041	5,387	5,300
Ginnie Mae I Pool 4% 1/15/2041	4,363	4,292
Ginnie Mae I Pool 4% 1/15/2042	12,190	11,976
Ginnie Mae I Pool 4% 1/15/2043	43,409	42,593
Ginnie Mae I Pool 4% 1/15/2047	76,485	74,649
Ginnie Mae I Pool 4% 1/15/2047	73,785	72,014
Ginnie Mae I Pool 4% 1/15/2047	56,753	55,390
Ginnie Mae I Pool 4% 1/15/2047	27,015	26,366
Ginnie Mae I Pool 4% 10/15/2039	31,524	31,091
Ginnie Mae I Pool 4% 10/15/2040	151,566	149,176
Ginnie Mae I Pool 4% 10/15/2040	131,601	129,579
Ginnie Mae I Pool 4% 10/15/2040	123,304	121,372
Ginnie Mae I Pool 4% 10/15/2040	14,076	13,859
Ginnie Mae I Pool 4% 10/15/2040	10,324	10,164
Ginnie Mae I Pool 4% 10/15/2040	4,979	4,905
Ginnie Mae I Pool 4% 10/15/2040	4,058	3,997
Ginnie Mae I Pool 4% 10/15/2041	283,437	278,501
Ginnie Mae I Pool 4% 10/15/2041	132,535	130,339
Ginnie Mae I Pool 4% 10/15/2041	117,984	116,077
Ginnie Mae I Pool 4% 10/15/2041	72,297	71,113
Ginnie Mae I Pool 4% 10/15/2041	63,171	62,087
Ginnie Mae I Pool 4% 10/15/2041	41,187	40,433
Ginnie Mae I Pool 4% 10/15/2041	33,668	33,151
Ginnie Mae I Pool 4% 10/15/2041	22,190	21,811
Ginnie Mae I Pool 4% 10/15/2041	16,425	16,157
Ginnie Mae I Pool 4% 10/15/2041	13,973	13,752
Ginnie Mae I Pool 4% 10/15/2041	8,085	7,953
Ginnie Mae I Pool 4% 10/15/2041	6,054	5,943
Ginnie Mae I Pool 4% 11/15/2039	23,385	23,076
Ginnie Mae I Pool 4% 11/15/2040	37,736	37,126
Ginnie Mae I Pool 4% 11/15/2040	5,569	5,487
Ginnie Mae I Pool 4% 11/15/2040	4,318	4,260
Ginnie Mae I Pool 4% 11/15/2041	305,511	300,383
Ginnie Mae I Pool 4% 11/15/2041	43,158	42,385
Ginnie Mae I Pool 4% 11/15/2041	8,858	8,707
Ginnie Mae I Pool 4% 11/15/2041	4,282	4,214
Ginnie Mae I Pool 4% 11/15/2042	14,767	14,495
Ginnie Mae I Pool 4% 12/15/2039	75,659	74,512
Ginnie Mae I Pool 4% 12/15/2039	13,247	13,050
Ginnie Mae I Pool 4% 12/15/2040	9,165	9,008
Ginnie Mae I Pool 4% 12/15/2040	6,193	6,088
Ginnie Mae I Pool 4% 12/15/2040	4,281	4,214
Ginnie Mae I Pool 4% 12/15/2041	131,116	128,956
Ginnie Mae I Pool 4% 12/15/2041	98,507	96,779
Ginnie Mae I Pool 4% 12/15/2041	45,177	44,396
Ginnie Mae I Pool 4% 12/15/2041	25,359	24,924
Ginnie Mae I Pool 4% 12/15/2041	9,830	9,654
Ginnie Mae I Pool 4% 12/15/2041	5,277	5,198
Ginnie Mae I Pool 4% 12/15/2041	4,753	4,672
Ginnie Mae I Pool 4% 12/15/2042	9,952	9,775
Ginnie Mae I Pool 4% 12/15/2046	14,588	14,260
Ginnie Mae I Pool 4% 2/15/2040	111,742	110,002
Ginnie Mae I Pool 4% 2/15/2040	66,453	65,479
Ginnie Mae I Pool 4% 2/15/2040	65,201	64,186
Ginnie Mae I Pool 4% 2/15/2040	16,830	16,573
Ginnie Mae I Pool 4% 2/15/2041	37,343	36,758
Ginnie Mae I Pool 4% 2/15/2041	20,023	19,677
Ginnie Mae I Pool 4% 2/15/2042	42,763	42,018
Ginnie Mae I Pool 4% 3/15/2040	558,268	549,691
Ginnie Mae I Pool 4% 3/15/2041	280,907	276,534
Ginnie Mae I Pool 4% 3/15/2041	13,932	13,686
Ginnie Mae I Pool 4% 3/15/2041	13,662	13,449
Ginnie Mae I Pool 4% 3/15/2042	157,923	155,113
Ginnie Mae I Pool 4% 3/15/2042	22,512	22,095
Ginnie Mae I Pool 4% 3/15/2042	16,370	16,087
Ginnie Mae I Pool 4% 3/15/2042	6,987	6,862
Ginnie Mae I Pool 4% 3/20/2047	1,715,344	1,685,949
Ginnie Mae I Pool 4% 4/15/2040	45,512	44,785
Ginnie Mae I Pool 4% 4/15/2040	20,311	20,018
Ginnie Mae I Pool 4% 4/15/2042	25,596	25,109
Ginnie Mae I Pool 4% 4/15/2043	7,013	6,890
Ginnie Mae I Pool 4% 4/15/2046	2,044,584	1,999,350
Ginnie Mae I Pool 4% 4/20/2047	1,774,349	1,735,071
Ginnie Mae I Pool 4% 4/20/2047	1,583,702	1,548,644
Ginnie Mae I Pool 4% 5/15/2040	39,497	38,866
Ginnie Mae I Pool 4% 5/15/2041	6,569	6,489
Ginnie Mae I Pool 4% 5/15/2042	1,224	1,219
Ginnie Mae I Pool 4% 5/15/2043	10,508	10,292
Ginnie Mae I Pool 4% 5/15/2043	6,182	6,056
Ginnie Mae I Pool 4% 5/20/2049	973,703	946,367
Ginnie Mae I Pool 4% 6/15/2041	23,874	23,478
Ginnie Mae I Pool 4% 6/15/2041	14,948	14,749
Ginnie Mae I Pool 4% 6/15/2041	12,574	12,350
Ginnie Mae I Pool 4% 6/15/2042	33,361	32,718
Ginnie Mae I Pool 4% 6/15/2042	1,985	1,947
Ginnie Mae I Pool 4% 6/15/2043	9,239	9,060
Ginnie Mae I Pool 4% 6/15/2043	4,562	4,481
Ginnie Mae I Pool 4% 7/15/2039	29,629	29,191
Ginnie Mae I Pool 4% 7/15/2041	25,072	24,617
Ginnie Mae I Pool 4% 7/15/2041	13,505	13,278
Ginnie Mae I Pool 4% 7/15/2041	13,426	13,223
Ginnie Mae I Pool 4% 7/15/2041	7,851	7,710
Ginnie Mae I Pool 4% 7/15/2041	4,641	4,560
Ginnie Mae I Pool 4% 7/15/2041	2,898	2,849
Ginnie Mae I Pool 4% 7/15/2046	51,405	50,284
Ginnie Mae I Pool 4% 7/15/2046	41,241	40,341
Ginnie Mae I Pool 4% 8/15/2039	12,535	12,346
Ginnie Mae I Pool 4% 8/15/2039	9,370	9,225
Ginnie Mae I Pool 4% 8/15/2040	6,309	6,213
Ginnie Mae I Pool 4% 8/15/2041	19,628	19,305
Ginnie Mae I Pool 4% 8/15/2041	15,519	15,281
Ginnie Mae I Pool 4% 8/15/2041	4,228	4,166
Ginnie Mae I Pool 4% 8/15/2042	64,405	63,172
Ginnie Mae I Pool 4% 8/15/2042	8,419	8,284
Ginnie Mae I Pool 4% 8/15/2042	3,720	3,663
Ginnie Mae I Pool 4% 8/15/2043	13,216	12,936
Ginnie Mae I Pool 4% 8/15/2043	6,882	6,754
Ginnie Mae I Pool 4% 8/15/2043	3,853	3,772
Ginnie Mae I Pool 4% 9/15/2039	19,478	19,227
Ginnie Mae I Pool 4% 9/15/2040	8,365	8,238
Ginnie Mae I Pool 4% 9/15/2041	144,053	141,617
Ginnie Mae I Pool 4% 9/15/2041	17,624	17,334
Ginnie Mae I Pool 4% 9/15/2041	16,450	16,189
Ginnie Mae I Pool 4% 9/15/2041	8,414	8,259
Ginnie Mae I Pool 4% 9/15/2041	4,204	4,129
Ginnie Mae I Pool 4% 9/15/2041	1,999	1,971
Ginnie Mae I Pool 4.5% 1/15/2041	1,065	1,078
Ginnie Mae I Pool 4.5% 10/15/2039	15,288	15,479
Ginnie Mae I Pool 4.5% 10/15/2039	10,661	10,792
Ginnie Mae I Pool 4.5% 10/15/2039	4,756	4,814
Ginnie Mae I Pool 4.5% 10/15/2039	2,589	2,621
Ginnie Mae I Pool 4.5% 11/15/2039	86,610	87,688
Ginnie Mae I Pool 4.5% 11/15/2039	35,068	35,504
Ginnie Mae I Pool 4.5% 11/15/2039	28,860	29,217
Ginnie Mae I Pool 4.5% 11/15/2039	25,717	26,035
Ginnie Mae I Pool 4.5% 11/15/2039	19,035	19,270
Ginnie Mae I Pool 4.5% 11/15/2039	18,797	19,025
Ginnie Mae I Pool 4.5% 11/15/2039	13,093	13,255
Ginnie Mae I Pool 4.5% 11/15/2039	10,644	10,775
Ginnie Mae I Pool 4.5% 11/15/2039	5,012	5,074
Ginnie Mae I Pool 4.5% 11/15/2039	4,822	4,881
Ginnie Mae I Pool 4.5% 11/15/2039	2,107	2,133
Ginnie Mae I Pool 4.5% 11/15/2039	1,251	1,267
Ginnie Mae I Pool 4.5% 12/15/2039	24,095	24,388
Ginnie Mae I Pool 4.5% 2/15/2040	70,348	71,217
Ginnie Mae I Pool 4.5% 2/15/2040	66,404	67,227
Ginnie Mae I Pool 4.5% 2/15/2040	48,112	48,704
Ginnie Mae I Pool 4.5% 2/15/2040	37,656	38,121
Ginnie Mae I Pool 4.5% 2/15/2040	26,315	26,636
Ginnie Mae I Pool 4.5% 2/15/2040	20,975	21,234
Ginnie Mae I Pool 4.5% 2/15/2040	20,726	20,982
Ginnie Mae I Pool 4.5% 2/15/2040	14,415	14,591
Ginnie Mae I Pool 4.5% 2/15/2040	4,115	4,165
Ginnie Mae I Pool 4.5% 2/15/2040	1,742	1,763
Ginnie Mae I Pool 4.5% 2/15/2041	16,593	16,778
Ginnie Mae I Pool 4.5% 3/15/2040	163,930	165,955
Ginnie Mae I Pool 4.5% 3/15/2040	16,089	16,289
Ginnie Mae I Pool 4.5% 3/15/2040	11,890	12,037
Ginnie Mae I Pool 4.5% 3/15/2040	8,307	8,409
Ginnie Mae I Pool 4.5% 3/15/2041	387,000	391,803
Ginnie Mae I Pool 4.5% 3/15/2041	9,014	9,125
Ginnie Mae I Pool 4.5% 3/15/2041	4,205	4,257
Ginnie Mae I Pool 4.5% 3/15/2041	1,029	1,042
Ginnie Mae I Pool 4.5% 4/15/2040	72,900	73,797
Ginnie Mae I Pool 4.5% 4/15/2040	37,434	37,900
Ginnie Mae I Pool 4.5% 4/15/2040	28,353	28,706
Ginnie Mae I Pool 4.5% 4/15/2040	16,316	16,519
Ginnie Mae I Pool 4.5% 4/15/2040	6,695	6,778
Ginnie Mae I Pool 4.5% 4/15/2040	6,540	6,621
Ginnie Mae I Pool 4.5% 4/20/2053	8,491,842	8,448,798
Ginnie Mae I Pool 4.5% 5/15/2039	13,074	13,234
Ginnie Mae I Pool 4.5% 5/15/2040	87,721	88,805
Ginnie Mae I Pool 4.5% 5/15/2040	8,887	8,998
Ginnie Mae I Pool 4.5% 6/15/2039	45,307	45,859
Ginnie Mae I Pool 4.5% 6/15/2039	41,753	42,268
Ginnie Mae I Pool 4.5% 6/15/2039	8,203	8,304
Ginnie Mae I Pool 4.5% 6/15/2039	6,448	6,528
Ginnie Mae I Pool 4.5% 6/15/2039	5,576	5,644
Ginnie Mae I Pool 4.5% 6/15/2040	324,920	328,962
Ginnie Mae I Pool 4.5% 6/15/2040	188,883	191,217
Ginnie Mae I Pool 4.5% 6/15/2040	86,097	87,162
Ginnie Mae I Pool 4.5% 6/15/2040	49,044	49,650
Ginnie Mae I Pool 4.5% 6/15/2040	47,428	48,014
Ginnie Mae I Pool 4.5% 6/15/2040	41,102	41,610
Ginnie Mae I Pool 4.5% 6/15/2040	37,711	38,177
Ginnie Mae I Pool 4.5% 6/15/2040	5,795	5,867
Ginnie Mae I Pool 4.5% 6/15/2040	3,929	3,978
Ginnie Mae I Pool 4.5% 7/15/2039	36,966	37,419
Ginnie Mae I Pool 4.5% 7/15/2039	2,254	2,282
Ginnie Mae I Pool 4.5% 7/15/2040	141,024	142,767
Ginnie Mae I Pool 4.5% 7/15/2040	127,041	128,611
Ginnie Mae I Pool 4.5% 7/15/2040	96,834	98,029
Ginnie Mae I Pool 4.5% 7/15/2040	73,752	74,663
Ginnie Mae I Pool 4.5% 7/15/2040	68,120	68,961
Ginnie Mae I Pool 4.5% 7/15/2040	62,542	63,316
Ginnie Mae I Pool 4.5% 7/15/2040	10,609	10,740
Ginnie Mae I Pool 4.5% 7/15/2040	6,215	6,291
Ginnie Mae I Pool 4.5% 7/15/2040	2,565	2,597
Ginnie Mae I Pool 4.5% 8/15/2039	375,080	379,692
Ginnie Mae I Pool 4.5% 8/15/2039	233,931	236,808
Ginnie Mae I Pool 4.5% 8/15/2039	187,183	189,481
Ginnie Mae I Pool 4.5% 8/15/2039	74,650	75,570
Ginnie Mae I Pool 4.5% 8/15/2039	35,296	35,729
Ginnie Mae I Pool 4.5% 8/15/2039	6,252	6,329
Ginnie Mae I Pool 4.5% 8/15/2040	21,458	21,723
Ginnie Mae I Pool 4.5% 8/15/2040	18,081	18,303
Ginnie Mae I Pool 4.5% 8/15/2040	7,215	7,304
Ginnie Mae I Pool 4.5% 8/15/2040	4,177	4,229
Ginnie Mae I Pool 4.5% 8/15/2040	3,145	3,184
Ginnie Mae I Pool 4.5% 8/15/2040	1,901	1,924
Ginnie Mae I Pool 4.5% 8/15/2041	8,199	8,300
Ginnie Mae I Pool 4.5% 9/15/2039	69,349	70,204
Ginnie Mae I Pool 4.5% 9/15/2039	34,207	34,627
Ginnie Mae I Pool 4.5% 9/15/2039	13,637	13,806
Ginnie Mae I Pool 4.5% 9/15/2039	12,426	12,578
Ginnie Mae I Pool 4.5% 9/15/2040	11,920	12,067
Ginnie Mae I Pool 4.5% 9/15/2040	5,175	5,239
Ginnie Mae I Pool 5% 1/15/2034	2,633	2,707
Ginnie Mae I Pool 5% 1/15/2039	29,570	30,487
Ginnie Mae I Pool 5% 1/15/2040	1,156	1,187
Ginnie Mae I Pool 5% 10/15/2033	1,424	1,463
Ginnie Mae I Pool 5% 10/15/2034	3,306	3,395
Ginnie Mae I Pool 5% 10/15/2034	2,071	2,127
Ginnie Mae I Pool 5% 10/15/2039	26,157	27,076
Ginnie Mae I Pool 5% 10/15/2039	20,241	20,964
Ginnie Mae I Pool 5% 10/15/2039	16,037	16,612
Ginnie Mae I Pool 5% 10/15/2039	9,059	9,376
Ginnie Mae I Pool 5% 10/15/2039	5,365	5,552
Ginnie Mae I Pool 5% 11/15/2033	6,525	6,711
Ginnie Mae I Pool 5% 11/15/2033	5,383	5,497
Ginnie Mae I Pool 5% 11/15/2033	3,289	3,377
Ginnie Mae I Pool 5% 11/15/2033	2,009	2,062
Ginnie Mae I Pool 5% 11/15/2033	926	952
Ginnie Mae I Pool 5% 11/15/2035	6,619	6,809
Ginnie Mae I Pool 5% 11/15/2039	24,868	25,763
Ginnie Mae I Pool 5% 11/15/2039	16,973	17,600
Ginnie Mae I Pool 5% 11/15/2039	10,779	11,165
Ginnie Mae I Pool 5% 11/15/2039	10,390	10,763
Ginnie Mae I Pool 5% 11/15/2039	2,049	2,122
Ginnie Mae I Pool 5% 11/15/2039	1,917	1,987
Ginnie Mae I Pool 5% 11/15/2040	10,484	10,862
Ginnie Mae I Pool 5% 11/15/2040	2,852	2,955
Ginnie Mae I Pool 5% 12/15/2032	315	323
Ginnie Mae I Pool 5% 12/15/2033	2,040	2,094
Ginnie Mae I Pool 5% 12/15/2037	7,855	8,141
Ginnie Mae I Pool 5% 12/15/2039	25,828	26,758
Ginnie Mae I Pool 5% 12/15/2039	13,166	13,632
Ginnie Mae I Pool 5% 12/15/2039	10,824	11,220
Ginnie Mae I Pool 5% 2/15/2034	4,847	4,987
Ginnie Mae I Pool 5% 2/15/2039	50,681	52,455
Ginnie Mae I Pool 5% 2/15/2040	3,549	3,677
Ginnie Mae I Pool 5% 3/15/2035	9,952	10,267
Ginnie Mae I Pool 5% 3/15/2036	20,629	21,283
Ginnie Mae I Pool 5% 3/15/2036	13,092	13,369
Ginnie Mae I Pool 5% 3/15/2036	4,120	4,261
Ginnie Mae I Pool 5% 3/15/2040	7,063	7,312
Ginnie Mae I Pool 5% 3/15/2041	21,986	22,763
Ginnie Mae I Pool 5% 3/15/2041	8,064	8,354
Ginnie Mae I Pool 5% 3/15/2041	3,037	3,147
Ginnie Mae I Pool 5% 4/15/2033	2,583	2,649
Ginnie Mae I Pool 5% 4/15/2033	2,163	2,219
Ginnie Mae I Pool 5% 4/15/2033	1,608	1,649
Ginnie Mae I Pool 5% 4/15/2035	12,620	12,995
Ginnie Mae I Pool 5% 4/15/2039	4,494	4,658
Ginnie Mae I Pool 5% 4/15/2040	179,600	186,048
Ginnie Mae I Pool 5% 4/15/2040	177,046	183,373
Ginnie Mae I Pool 5% 4/15/2040	11,080	11,485
Ginnie Mae I Pool 5% 4/15/2040	3,924	4,067
Ginnie Mae I Pool 5% 4/15/2040	2,090	2,162
Ginnie Mae I Pool 5% 4/15/2041	32,812	33,963
Ginnie Mae I Pool 5% 4/15/2041	7,889	8,168
Ginnie Mae I Pool 5% 4/15/2041	3,549	3,674
Ginnie Mae I Pool 5% 4/15/2041	2,375	2,459
Ginnie Mae I Pool 5% 4/20/2048	3,575,484	3,686,752
Ginnie Mae I Pool 5% 5/15/2033	20,552	21,065
Ginnie Mae I Pool 5% 5/15/2033	11,243	11,533
Ginnie Mae I Pool 5% 5/15/2033	2,821	2,893
Ginnie Mae I Pool 5% 5/15/2034	98,773	101,556
Ginnie Mae I Pool 5% 5/15/2036	590	601
Ginnie Mae I Pool 5% 5/15/2039	41,904	43,367
Ginnie Mae I Pool 5% 5/15/2039	26,291	27,215
Ginnie Mae I Pool 5% 5/15/2040	11,139	11,542
Ginnie Mae I Pool 5% 5/15/2040	6,719	6,967
Ginnie Mae I Pool 5% 5/15/2040	2,390	2,475
Ginnie Mae I Pool 5% 6/15/2033	1,478	1,516
Ginnie Mae I Pool 5% 6/15/2033	1,383	1,419
Ginnie Mae I Pool 5% 6/15/2033	566	578
Ginnie Mae I Pool 5% 6/15/2033	337	347
Ginnie Mae I Pool 5% 6/15/2034	1,657	1,707
Ginnie Mae I Pool 5% 6/15/2036	8,624	8,908
Ginnie Mae I Pool 5% 6/15/2039	4,028	4,169
Ginnie Mae I Pool 5% 6/15/2039	1,211	1,254
Ginnie Mae I Pool 5% 6/15/2040	538,908	558,257
Ginnie Mae I Pool 5% 6/15/2040	19,579	20,280
Ginnie Mae I Pool 5% 6/15/2040	13,900	14,400
Ginnie Mae I Pool 5% 6/15/2040	9,861	10,206
Ginnie Mae I Pool 5% 6/15/2040	2,102	2,175
Ginnie Mae I Pool 5% 6/15/2041	26,476	27,397
Ginnie Mae I Pool 5% 6/15/2041	3,729	3,860
Ginnie Mae I Pool 5% 6/15/2041	3,543	3,668
Ginnie Mae I Pool 5% 7/15/2034	3,030	3,115
Ginnie Mae I Pool 5% 7/15/2035	43,727	45,075
Ginnie Mae I Pool 5% 7/15/2039	45,537	47,119
Ginnie Mae I Pool 5% 7/15/2039	25,203	26,090
Ginnie Mae I Pool 5% 7/15/2039	1,742	1,806
Ginnie Mae I Pool 5% 7/15/2040	28,821	29,861
Ginnie Mae I Pool 5% 7/15/2040	23,063	23,897
Ginnie Mae I Pool 5% 7/15/2040	16,065	16,637
Ginnie Mae I Pool 5% 7/15/2040	14,111	14,623
Ginnie Mae I Pool 5% 7/15/2040	12,267	12,716
Ginnie Mae I Pool 5% 7/15/2040	5,751	5,952
Ginnie Mae I Pool 5% 7/15/2040	3,219	3,335
Ginnie Mae I Pool 5% 7/15/2040	1,913	1,983
Ginnie Mae I Pool 5% 8/15/2033	24,870	25,484
Ginnie Mae I Pool 5% 8/15/2033	15,170	15,573
Ginnie Mae I Pool 5% 8/15/2033	6,463	6,630
Ginnie Mae I Pool 5% 8/15/2033	5,572	5,733
Ginnie Mae I Pool 5% 8/15/2033	2,911	2,985
Ginnie Mae I Pool 5% 8/15/2033	2,475	2,541
Ginnie Mae I Pool 5% 8/15/2035	857	885
Ginnie Mae I Pool 5% 8/15/2039	21,889	22,662
Ginnie Mae I Pool 5% 8/15/2039	19,301	19,982
Ginnie Mae I Pool 5% 8/15/2039	8,798	9,108
Ginnie Mae I Pool 5% 8/15/2039	6,238	6,461
Ginnie Mae I Pool 5% 8/15/2039	3,618	3,746
Ginnie Mae I Pool 5% 8/15/2039	1,915	1,984
Ginnie Mae I Pool 5% 8/15/2039	1,290	1,337
Ginnie Mae I Pool 5% 8/15/2039	894	926
Ginnie Mae I Pool 5% 8/15/2040	46,692	48,391
Ginnie Mae I Pool 5% 8/15/2040	39,341	40,760
Ginnie Mae I Pool 5% 8/15/2040	34,933	36,209
Ginnie Mae I Pool 5% 8/15/2040	10,635	11,026
Ginnie Mae I Pool 5% 8/15/2041	1,450	1,502
Ginnie Mae I Pool 5% 9/15/2033	25,592	26,294
Ginnie Mae I Pool 5% 9/15/2035	2,139	2,209
Ginnie Mae I Pool 5% 9/15/2036	39,285	40,562
Ginnie Mae I Pool 5% 9/15/2036	8,175	8,410
Ginnie Mae I Pool 5% 9/15/2037	2,533	2,626
Ginnie Mae I Pool 5% 9/15/2039	148,189	153,378
Ginnie Mae I Pool 5% 9/15/2039	30,215	31,284
Ginnie Mae I Pool 5% 9/15/2039	21,501	22,263
Ginnie Mae I Pool 5% 9/15/2039	9,957	10,311
Ginnie Mae I Pool 5% 9/15/2039	9,203	9,537
Ginnie Mae I Pool 5% 9/15/2039	8,201	8,490
Ginnie Mae I Pool 5% 9/15/2039	8,173	8,462
Ginnie Mae I Pool 5% 9/15/2039	6,317	6,542
Ginnie Mae I Pool 5% 9/15/2039	5,387	5,577
Ginnie Mae I Pool 5% 9/15/2039	2,695	2,791
Ginnie Mae I Pool 5% 9/15/2039	2,272	2,353
Ginnie Mae I Pool 5% 9/15/2039	2,105	2,179
Ginnie Mae I Pool 5% 9/15/2039	1,897	1,963
Ginnie Mae I Pool 5% 9/15/2040	22,455	23,263
Ginnie Mae I Pool 5% 9/15/2040	14,522	15,029
Ginnie Mae I Pool 5% 9/15/2040	7,572	7,843
Ginnie Mae I Pool 5% 9/15/2040	5,040	5,223
Ginnie Mae I Pool 5% 9/15/2041	410,920	425,497
Ginnie Mae I Pool 5.5% 1/15/2034	328	343
Ginnie Mae I Pool 5.5% 10/15/2035	19,759	20,688
Ginnie Mae I Pool 5.5% 12/15/2038	734	768
Ginnie Mae I Pool 5.5% 3/15/2034	1,199	1,251
Ginnie Mae I Pool 5.5% 3/15/2034	431	447
Ginnie Mae I Pool 5.5% 3/15/2039	1,379	1,444
Ginnie Mae I Pool 5.5% 3/20/2054	12,662,332	13,059,434
Ginnie Mae I Pool 5.5% 4/15/2034	1,447	1,508
Ginnie Mae I Pool 5.5% 4/15/2034	412	430
Ginnie Mae I Pool 5.5% 5/15/2034	5,266	5,499
Ginnie Mae I Pool 5.5% 5/15/2034	1,475	1,540
Ginnie Mae I Pool 5.5% 5/15/2034	776	810
Ginnie Mae I Pool 5.5% 5/15/2034	674	704
Ginnie Mae I Pool 5.5% 5/15/2034	419	436
Ginnie Mae I Pool 5.5% 5/15/2034	281	294
Ginnie Mae I Pool 5.5% 5/15/2039	14,814	15,525
Ginnie Mae I Pool 5.5% 6/15/2039	2,032	2,125
Ginnie Mae I Pool 5.5% 6/15/2039	717	745
Ginnie Mae I Pool 5.5% 7/15/2033	1,126	1,176
Ginnie Mae I Pool 5.5% 7/15/2038	485	508
Ginnie Mae I Pool 5.5% 7/15/2039	8,436	8,862
Ginnie Mae I Pool 5.5% 8/15/2033	3,956	4,130
Ginnie Mae I Pool 5.5% 9/15/2039	93,147	97,768
Ginnie Mae I Pool 5.5% 9/15/2039	86,589	90,849
Ginnie Mae I Pool 6% 10/15/2030	5,887	6,088
Ginnie Mae I Pool 6% 10/15/2039	3,684	3,898
Ginnie Mae I Pool 6% 11/15/2037	611	644
Ginnie Mae I Pool 6% 11/15/2039	10,548	11,171
Ginnie Mae I Pool 6% 11/15/2039	6,075	6,433
Ginnie Mae I Pool 6% 11/15/2039	3,994	4,224
Ginnie Mae I Pool 6% 11/15/2039	2,336	2,462
Ginnie Mae I Pool 6% 11/15/2039	1,966	2,069
Ginnie Mae I Pool 6% 11/15/2039	1,562	1,648
Ginnie Mae I Pool 6% 11/15/2039	886	938
Ginnie Mae I Pool 6% 12/15/2034	993	1,043
Ginnie Mae I Pool 6.5% 10/15/2034	12,557	13,419
Ginnie Mae I Pool 6.5% 10/15/2034	1,724	1,833
Ginnie Mae I Pool 6.5% 10/15/2034	1,445	1,548
Ginnie Mae I Pool 6.5% 10/15/2035	8,462	9,109
Ginnie Mae I Pool 6.5% 10/15/2036	2,727	2,919
Ginnie Mae I Pool 6.5% 11/15/2034	3,117	3,258
Ginnie Mae I Pool 6.5% 3/15/2035	542	567
Ginnie Mae I Pool 6.5% 6/15/2037	3,295	3,523
Ginnie Mae I Pool 6.5% 7/15/2035	994	1,064
Ginnie Mae I Pool 6.5% 8/15/2034	14,251	15,187
Ginnie Mae I Pool 6.5% 8/15/2034	322	336
Ginnie Mae I Pool 6.5% 8/15/2036	2,432	2,603
Ginnie Mae I Pool 6.5% 9/15/2034	5,518	5,877
Ginnie Mae I Pool 6.5% 9/15/2035	355	369
Ginnie Mae I Pool 7% 1/15/2027	4	4
Ginnie Mae I Pool 7% 1/15/2028	210	210
Ginnie Mae I Pool 7% 1/15/2028	137	139
Ginnie Mae I Pool 7% 1/15/2028	137	138
Ginnie Mae I Pool 7% 1/15/2028	128	129
Ginnie Mae I Pool 7% 1/15/2028	116	117
Ginnie Mae I Pool 7% 1/15/2028	98	99
Ginnie Mae I Pool 7% 1/15/2028	42	43
Ginnie Mae I Pool 7% 1/15/2028	28	29
Ginnie Mae I Pool 7% 1/15/2029	376	384
Ginnie Mae I Pool 7% 1/15/2029	261	267
Ginnie Mae I Pool 7% 1/15/2029	191	194
Ginnie Mae I Pool 7% 1/15/2029	146	149
Ginnie Mae I Pool 7% 1/15/2029	96	98
Ginnie Mae I Pool 7% 1/15/2030	1,186	1,213
Ginnie Mae I Pool 7% 1/15/2030	105	108
Ginnie Mae I Pool 7% 1/15/2031	1,258	1,302
Ginnie Mae I Pool 7% 1/15/2031	388	399
Ginnie Mae I Pool 7% 1/15/2032	2,533	2,626
Ginnie Mae I Pool 7% 10/15/2026	19	19
Ginnie Mae I Pool 7% 10/15/2028	1,029	1,047
Ginnie Mae I Pool 7% 10/15/2028	182	185
Ginnie Mae I Pool 7% 10/15/2029	442	454
Ginnie Mae I Pool 7% 10/15/2030	327	336
Ginnie Mae I Pool 7% 10/15/2031	2,180	2,266
Ginnie Mae I Pool 7% 10/15/2031	524	541
Ginnie Mae I Pool 7% 10/15/2031	446	453
Ginnie Mae I Pool 7% 10/15/2031	431	447
Ginnie Mae I Pool 7% 10/15/2031	20	20
Ginnie Mae I Pool 7% 11/15/2027	23	23
Ginnie Mae I Pool 7% 11/15/2028	163	166
Ginnie Mae I Pool 7% 11/15/2028	54	55
Ginnie Mae I Pool 7% 11/15/2029	1,053	1,082
Ginnie Mae I Pool 7% 11/15/2031	1,234	1,280
Ginnie Mae I Pool 7% 11/15/2031	1,199	1,229
Ginnie Mae I Pool 7% 11/15/2031	325	337
Ginnie Mae I Pool 7% 11/15/2032	281	290
Ginnie Mae I Pool 7% 12/15/2027	471	477
Ginnie Mae I Pool 7% 12/15/2027	206	209
Ginnie Mae I Pool 7% 12/15/2027	126	127
Ginnie Mae I Pool 7% 12/15/2027	77	78
Ginnie Mae I Pool 7% 12/15/2027	31	32
Ginnie Mae I Pool 7% 12/15/2028	400	408
Ginnie Mae I Pool 7% 12/15/2028	374	382
Ginnie Mae I Pool 7% 12/15/2028	118	120
Ginnie Mae I Pool 7% 12/15/2028	58	59
Ginnie Mae I Pool 7% 12/15/2028	41	42
Ginnie Mae I Pool 7% 12/15/2030	567	586
Ginnie Mae I Pool 7% 12/15/2031	2,076	2,153
Ginnie Mae I Pool 7% 12/15/2031	987	1,026
Ginnie Mae I Pool 7% 12/15/2031	95	99
Ginnie Mae I Pool 7% 2/15/2028	151	153
Ginnie Mae I Pool 7% 2/15/2028	143	144
Ginnie Mae I Pool 7% 2/15/2028	140	141
Ginnie Mae I Pool 7% 2/15/2028	107	109
Ginnie Mae I Pool 7% 2/15/2028	56	57
Ginnie Mae I Pool 7% 2/15/2028	43	43
Ginnie Mae I Pool 7% 2/15/2028	24	24
Ginnie Mae I Pool 7% 2/15/2028	18	18
Ginnie Mae I Pool 7% 2/15/2028	10	10
Ginnie Mae I Pool 7% 2/15/2029	91	92
Ginnie Mae I Pool 7% 2/15/2029	80	82
Ginnie Mae I Pool 7% 2/15/2032	3,240	3,372
Ginnie Mae I Pool 7% 2/15/2032	1,918	1,961
Ginnie Mae I Pool 7% 2/15/2032	892	927
Ginnie Mae I Pool 7% 2/15/2032	325	336
Ginnie Mae I Pool 7% 2/15/2032	235	239
Ginnie Mae I Pool 7% 2/15/2032	215	223
Ginnie Mae I Pool 7% 3/15/2028	368	372
Ginnie Mae I Pool 7% 3/15/2028	210	213
Ginnie Mae I Pool 7% 3/15/2028	166	168
Ginnie Mae I Pool 7% 3/15/2028	133	133
Ginnie Mae I Pool 7% 3/15/2028	90	91
Ginnie Mae I Pool 7% 3/15/2028	68	68
Ginnie Mae I Pool 7% 3/15/2028	66	67
Ginnie Mae I Pool 7% 3/15/2028	37	38
Ginnie Mae I Pool 7% 3/15/2029	508	518
Ginnie Mae I Pool 7% 3/15/2029	232	237
Ginnie Mae I Pool 7% 3/15/2029	133	135
Ginnie Mae I Pool 7% 3/15/2029	59	60
Ginnie Mae I Pool 7% 3/15/2029	39	39
Ginnie Mae I Pool 7% 3/15/2029	33	34
Ginnie Mae I Pool 7% 3/15/2031	204	211
Ginnie Mae I Pool 7% 3/15/2031	195	201
Ginnie Mae I Pool 7% 3/15/2031	144	149
Ginnie Mae I Pool 7% 3/15/2031	61	62
Ginnie Mae I Pool 7% 3/15/2032	1,282	1,334
Ginnie Mae I Pool 7% 3/15/2032	555	577
Ginnie Mae I Pool 7% 3/15/2032	448	466
Ginnie Mae I Pool 7% 3/15/2032	138	143
Ginnie Mae I Pool 7% 3/15/2032	118	122
Ginnie Mae I Pool 7% 3/15/2032	104	108
Ginnie Mae I Pool 7% 3/15/2032	80	81
Ginnie Mae I Pool 7% 3/15/2032	29	30
Ginnie Mae I Pool 7% 4/15/2028	337	342
Ginnie Mae I Pool 7% 4/15/2028	212	215
Ginnie Mae I Pool 7% 4/15/2028	162	165
Ginnie Mae I Pool 7% 4/15/2028	129	131
Ginnie Mae I Pool 7% 4/15/2028	77	78
Ginnie Mae I Pool 7% 4/15/2028	61	62
Ginnie Mae I Pool 7% 4/15/2028	55	56
Ginnie Mae I Pool 7% 4/15/2028	23	24
Ginnie Mae I Pool 7% 4/15/2028	20	20
Ginnie Mae I Pool 7% 4/15/2028	15	16
Ginnie Mae I Pool 7% 4/15/2028	10	10
Ginnie Mae I Pool 7% 4/15/2029	345	352
Ginnie Mae I Pool 7% 4/15/2029	57	59
Ginnie Mae I Pool 7% 4/15/2029	31	32
Ginnie Mae I Pool 7% 4/15/2030	277	285
Ginnie Mae I Pool 7% 4/15/2031	1,530	1,583
Ginnie Mae I Pool 7% 4/15/2031	610	632
Ginnie Mae I Pool 7% 4/15/2031	352	365
Ginnie Mae I Pool 7% 4/15/2031	147	152
Ginnie Mae I Pool 7% 4/15/2031	134	139
Ginnie Mae I Pool 7% 4/15/2032	1,980	2,062
Ginnie Mae I Pool 7% 4/15/2032	1,030	1,070
Ginnie Mae I Pool 7% 4/15/2032	715	743
Ginnie Mae I Pool 7% 4/15/2032	543	565
Ginnie Mae I Pool 7% 4/15/2032	306	317
Ginnie Mae I Pool 7% 4/15/2032	280	291
Ginnie Mae I Pool 7% 4/15/2032	272	281
Ginnie Mae I Pool 7% 4/15/2032	268	278
Ginnie Mae I Pool 7% 4/15/2032	253	263
Ginnie Mae I Pool 7% 4/15/2032	183	184
Ginnie Mae I Pool 7% 4/15/2032	160	165
Ginnie Mae I Pool 7% 4/15/2032	71	71
Ginnie Mae I Pool 7% 4/20/2032	25,215	26,291
Ginnie Mae I Pool 7% 5/15/2027	5	5
Ginnie Mae I Pool 7% 5/15/2028	249	250
Ginnie Mae I Pool 7% 5/15/2028	52	52
Ginnie Mae I Pool 7% 5/15/2028	45	46
Ginnie Mae I Pool 7% 5/15/2028	42	43
Ginnie Mae I Pool 7% 5/15/2028	15	15
Ginnie Mae I Pool 7% 5/15/2028	14	14
Ginnie Mae I Pool 7% 5/15/2029	235	241
Ginnie Mae I Pool 7% 5/15/2030	317	323
Ginnie Mae I Pool 7% 5/15/2031	613	630
Ginnie Mae I Pool 7% 5/15/2031	315	326
Ginnie Mae I Pool 7% 5/15/2031	151	153
Ginnie Mae I Pool 7% 5/15/2032	1,504	1,558
Ginnie Mae I Pool 7% 5/15/2032	1,053	1,098
Ginnie Mae I Pool 7% 5/15/2032	567	584
Ginnie Mae I Pool 7% 5/15/2032	386	403
Ginnie Mae I Pool 7% 5/15/2032	354	360
Ginnie Mae I Pool 7% 5/15/2032	329	340
Ginnie Mae I Pool 7% 5/15/2032	293	301
Ginnie Mae I Pool 7% 5/15/2032	277	289
Ginnie Mae I Pool 7% 5/15/2032	260	269
Ginnie Mae I Pool 7% 5/15/2032	244	254
Ginnie Mae I Pool 7% 5/15/2032	219	228
Ginnie Mae I Pool 7% 5/15/2032	124	128
Ginnie Mae I Pool 7% 5/15/2032	114	118
Ginnie Mae I Pool 7% 6/15/2028	378	383
Ginnie Mae I Pool 7% 6/15/2028	360	366
Ginnie Mae I Pool 7% 6/15/2028	239	243
Ginnie Mae I Pool 7% 6/15/2028	149	151
Ginnie Mae I Pool 7% 6/15/2028	128	130
Ginnie Mae I Pool 7% 6/15/2028	103	105
Ginnie Mae I Pool 7% 6/15/2028	84	85
Ginnie Mae I Pool 7% 6/15/2028	77	78
Ginnie Mae I Pool 7% 6/15/2028	59	60
Ginnie Mae I Pool 7% 6/15/2028	48	49
Ginnie Mae I Pool 7% 6/15/2028	40	41
Ginnie Mae I Pool 7% 6/15/2028	38	39
Ginnie Mae I Pool 7% 6/15/2028	27	28
Ginnie Mae I Pool 7% 6/15/2028	14	14
Ginnie Mae I Pool 7% 6/15/2029	452	463
Ginnie Mae I Pool 7% 6/15/2029	204	209
Ginnie Mae I Pool 7% 6/15/2029	138	141
Ginnie Mae I Pool 7% 6/15/2029	81	83
Ginnie Mae I Pool 7% 6/15/2031	1,859	1,926
Ginnie Mae I Pool 7% 6/15/2031	830	861
Ginnie Mae I Pool 7% 6/15/2031	532	552
Ginnie Mae I Pool 7% 6/15/2031	31	32
Ginnie Mae I Pool 7% 6/15/2032	1,307	1,354
Ginnie Mae I Pool 7% 6/15/2032	689	712
Ginnie Mae I Pool 7% 6/15/2032	334	344
Ginnie Mae I Pool 7% 6/15/2032	309	321
Ginnie Mae I Pool 7% 6/15/2032	250	259
Ginnie Mae I Pool 7% 6/15/2032	231	240
Ginnie Mae I Pool 7% 6/15/2032	200	208
Ginnie Mae I Pool 7% 6/15/2032	45	47
Ginnie Mae I Pool 7% 7/15/2028	405	411
Ginnie Mae I Pool 7% 7/15/2028	400	405
Ginnie Mae I Pool 7% 7/15/2028	214	218
Ginnie Mae I Pool 7% 7/15/2028	210	214
Ginnie Mae I Pool 7% 7/15/2028	113	115
Ginnie Mae I Pool 7% 7/15/2028	81	82
Ginnie Mae I Pool 7% 7/15/2028	67	68
Ginnie Mae I Pool 7% 7/15/2028	63	64
Ginnie Mae I Pool 7% 7/15/2028	57	58
Ginnie Mae I Pool 7% 7/15/2028	31	31
Ginnie Mae I Pool 7% 7/15/2028	27	27
Ginnie Mae I Pool 7% 7/15/2029	353	361
Ginnie Mae I Pool 7% 7/15/2029	255	259
Ginnie Mae I Pool 7% 7/15/2029	172	176
Ginnie Mae I Pool 7% 7/15/2029	25	25
Ginnie Mae I Pool 7% 7/15/2031	1,373	1,426
Ginnie Mae I Pool 7% 7/15/2031	862	891
Ginnie Mae I Pool 7% 7/15/2031	739	765
Ginnie Mae I Pool 7% 7/15/2031	345	355
Ginnie Mae I Pool 7% 7/15/2031	15	16
Ginnie Mae I Pool 7% 7/15/2031	5	6
Ginnie Mae I Pool 7% 7/15/2032	699	729
Ginnie Mae I Pool 7% 7/15/2032	536	554
Ginnie Mae I Pool 7% 7/15/2032	389	402
Ginnie Mae I Pool 7% 7/15/2032	359	373
Ginnie Mae I Pool 7% 7/15/2032	334	348
Ginnie Mae I Pool 7% 7/15/2032	78	82
Ginnie Mae I Pool 7% 7/15/2032	58	61
Ginnie Mae I Pool 7% 8/15/2028	41	42
Ginnie Mae I Pool 7% 8/15/2029	60	61
Ginnie Mae I Pool 7% 8/15/2029	27	27
Ginnie Mae I Pool 7% 8/15/2031	1,792	1,858
Ginnie Mae I Pool 7% 8/15/2031	1,130	1,173
Ginnie Mae I Pool 7% 8/15/2031	332	344
Ginnie Mae I Pool 7% 8/15/2031	195	202
Ginnie Mae I Pool 7% 8/15/2031	178	185
Ginnie Mae I Pool 7% 8/15/2032	575	600
Ginnie Mae I Pool 7% 8/15/2032	532	548
Ginnie Mae I Pool 7% 8/15/2032	341	353
Ginnie Mae I Pool 7% 8/15/2032	232	242
Ginnie Mae I Pool 7% 8/15/2032	201	208
Ginnie Mae I Pool 7% 8/15/2032	162	168
Ginnie Mae I Pool 7% 8/15/2032	75	76
Ginnie Mae I Pool 7% 9/15/2027	20	21
Ginnie Mae I Pool 7% 9/15/2028	347	353
Ginnie Mae I Pool 7% 9/15/2028	136	139
Ginnie Mae I Pool 7% 9/15/2028	52	53
Ginnie Mae I Pool 7% 9/15/2028	39	39
Ginnie Mae I Pool 7% 9/15/2028	35	36
Ginnie Mae I Pool 7% 9/15/2028	29	30
Ginnie Mae I Pool 7% 9/15/2029	34	34
Ginnie Mae I Pool 7% 9/15/2031	1,342	1,393
Ginnie Mae I Pool 7% 9/15/2031	1,108	1,151
Ginnie Mae I Pool 7% 9/15/2031	824	855
Ginnie Mae I Pool 7% 9/15/2031	437	453
Ginnie Mae I Pool 7% 9/15/2031	330	341
Ginnie Mae I Pool 7% 9/15/2031	193	199
Ginnie Mae I Pool 7% 9/15/2031	90	94
Ginnie Mae I Pool 7.5% 1/15/2031	177	184
Ginnie Mae I Pool 7.5% 1/15/2031	56	58
Ginnie Mae I Pool 7.5% 10/15/2027	546	555
Ginnie Mae I Pool 7.5% 10/15/2027	518	527
Ginnie Mae I Pool 7.5% 10/15/2027	441	448
Ginnie Mae I Pool 7.5% 10/15/2027	439	442
Ginnie Mae I Pool 7.5% 10/15/2027	175	177
Ginnie Mae I Pool 7.5% 10/15/2027	105	107
Ginnie Mae I Pool 7.5% 10/15/2027	43	44
Ginnie Mae I Pool 7.5% 10/15/2027	42	43
Ginnie Mae I Pool 7.5% 10/15/2027	40	40
Ginnie Mae I Pool 7.5% 10/15/2027	22	22
Ginnie Mae I Pool 7.5% 10/15/2027	3	3
Ginnie Mae I Pool 7.5% 11/15/2027	41	41
Ginnie Mae I Pool 7.5% 11/15/2027	38	38
Ginnie Mae I Pool 7.5% 12/15/2027	221	225
Ginnie Mae I Pool 7.5% 12/15/2027	163	165
Ginnie Mae I Pool 7.5% 12/15/2027	149	152
Ginnie Mae I Pool 7.5% 12/15/2027	56	57
Ginnie Mae I Pool 7.5% 12/15/2027	18	18
Ginnie Mae I Pool 7.5% 2/15/2027	42	42
Ginnie Mae I Pool 7.5% 3/15/2026	1	1
Ginnie Mae I Pool 7.5% 3/15/2026	1	1
Ginnie Mae I Pool 7.5% 3/15/2028	171	175
Ginnie Mae I Pool 7.5% 3/15/2031	677	711
Ginnie Mae I Pool 7.5% 4/15/2027	122	123
Ginnie Mae I Pool 7.5% 4/15/2027	62	62
Ginnie Mae I Pool 7.5% 4/15/2027	55	55
Ginnie Mae I Pool 7.5% 4/15/2027	45	45
Ginnie Mae I Pool 7.5% 4/15/2027	41	41
Ginnie Mae I Pool 7.5% 4/15/2027	22	22
Ginnie Mae I Pool 7.5% 4/15/2027	12	12
Ginnie Mae I Pool 7.5% 4/15/2027	7	7
Ginnie Mae I Pool 7.5% 5/15/2027	74	74
Ginnie Mae I Pool 7.5% 5/15/2027	3	3
Ginnie Mae I Pool 7.5% 6/15/2027	305	308
Ginnie Mae I Pool 7.5% 6/15/2027	58	58
Ginnie Mae I Pool 7.5% 6/15/2027	29	30
Ginnie Mae I Pool 7.5% 6/15/2027	22	23
Ginnie Mae I Pool 7.5% 6/15/2027	10	10
Ginnie Mae I Pool 7.5% 7/15/2027	440	446
Ginnie Mae I Pool 7.5% 7/15/2027	192	194
Ginnie Mae I Pool 7.5% 7/15/2027	166	167
Ginnie Mae I Pool 7.5% 7/15/2027	160	163
Ginnie Mae I Pool 7.5% 7/15/2027	105	107
Ginnie Mae I Pool 7.5% 7/15/2027	55	55
Ginnie Mae I Pool 7.5% 7/15/2027	51	51
Ginnie Mae I Pool 7.5% 7/15/2027	17	17
Ginnie Mae I Pool 7.5% 7/15/2027	17	17
Ginnie Mae I Pool 7.5% 7/15/2028	925	947
Ginnie Mae I Pool 7.5% 7/15/2029	156	160
Ginnie Mae I Pool 7.5% 8/15/2027	248	252
Ginnie Mae I Pool 7.5% 8/15/2027	87	88
Ginnie Mae I Pool 7.5% 8/15/2027	47	48
Ginnie Mae I Pool 7.5% 8/15/2027	37	37
Ginnie Mae I Pool 7.5% 8/15/2027	28	28
Ginnie Mae I Pool 7.5% 8/15/2027	19	19
Ginnie Mae I Pool 7.5% 8/15/2027	10	10
Ginnie Mae I Pool 7.5% 8/15/2028	478	491
Ginnie Mae I Pool 7.5% 8/15/2028	221	227
Ginnie Mae I Pool 7.5% 8/15/2028	78	80
Ginnie Mae I Pool 7.5% 8/15/2028	9	9
Ginnie Mae I Pool 7.5% 8/15/2029	70	72
Ginnie Mae I Pool 7.5% 9/15/2027	529	537
Ginnie Mae I Pool 7.5% 9/15/2027	45	46
Ginnie Mae I Pool 7.5% 9/15/2027	28	28
Ginnie Mae I Pool 7.5% 9/15/2028	562	576
Ginnie Mae I Pool 7.5% 9/15/2031	1,494	1,555
Ginnie Mae I Pool 8% 1/15/2028	321	326
Ginnie Mae I Pool 8% 10/15/2029	170	175
Ginnie Mae I Pool 8% 11/15/2027	62	63
Ginnie Mae I Pool 8% 12/15/2027	317	322
Ginnie Mae I Pool 8% 12/15/2027	108	110
Ginnie Mae I Pool 8% 12/15/2027	81	82
Ginnie Mae I Pool 8% 12/15/2027	30	30
Ginnie Mae I Pool 8% 7/15/2027	98	99
Ginnie Mae I Pool 8% 8/15/2027	29	29
Ginnie Mae I Pool 8% 8/15/2027	26	26
Ginnie Mae I Pool 8% 9/15/2029	46	47
Ginnie Mae I Pool 8.5% 1/15/2031	1,705	1,774
Ginnie Mae I Pool 8.5% 11/15/2027	30	31
Ginnie Mae I Pool 8.5% 12/15/2029	94	97
Ginnie Mae I Pool 8.5% 7/15/2030	130	135
Ginnie Mae I Pool 8.5% 8/15/2029	100	103
Ginnie Mae II Pool 2% 11/20/2050	22,895,355	19,408,534
Ginnie Mae II Pool 2% 12/20/2050	35,827,303	30,362,629
Ginnie Mae II Pool 2% 2/20/2051	43,457,836	36,827,596
Ginnie Mae II Pool 2% 2/20/2052	28,832,873	24,432,795
Ginnie Mae II Pool 2% 3/1/2056 (b)	376,750,000	319,118,515
Ginnie Mae II Pool 2% 4/1/2056 (b)	163,750,000	138,720,338
Ginnie Mae II Pool 2% 4/20/2051	1,499,978	1,271,072
Ginnie Mae II Pool 2% 5/20/2051	869,731	737,005
Ginnie Mae II Pool 2% 6/20/2051	42,349,687	35,886,858
Ginnie Mae II Pool 2% 8/20/2051	157,095	133,122
Ginnie Mae II Pool 2% 9/20/2050	10,873,530	9,237,946
Ginnie Mae II Pool 2.5% 12/20/2051	64,538,142	56,968,909
Ginnie Mae II Pool 2.5% 2/20/2052	31,246,950	27,582,211
Ginnie Mae II Pool 2.5% 3/1/2056 (b)	35,225,000	31,076,911
Ginnie Mae II Pool 2.5% 4/1/2056 (b)	14,950,000	13,188,323
Ginnie Mae II Pool 2.5% 6/20/2051	8,963,604	7,912,325
Ginnie Mae II Pool 2.5% 6/20/2052	2,933,416	2,590,521
Ginnie Mae II Pool 2.5% 7/20/2051	84,388,091	74,490,794
Ginnie Mae II Pool 2.5% 7/20/2054	324,183	286,415
Ginnie Mae II Pool 3% 1/20/2032	2,332,245	2,293,721
Ginnie Mae II Pool 3% 10/20/2031	759,518	747,397
Ginnie Mae II Pool 3% 10/20/2042	2,822	2,652
Ginnie Mae II Pool 3% 10/20/2043	590,636	553,426
Ginnie Mae II Pool 3% 11/20/2031	821,496	808,077
Ginnie Mae II Pool 3% 12/20/2031	1,246,537	1,226,411
Ginnie Mae II Pool 3% 12/20/2042	2,990,831	2,809,248
Ginnie Mae II Pool 3% 12/20/2043	6,096	5,710
Ginnie Mae II Pool 3% 12/20/2046	9,053,898	8,405,103
Ginnie Mae II Pool 3% 2/20/2031	97,197	95,797
Ginnie Mae II Pool 3% 2/20/2043	84,250	79,115
Ginnie Mae II Pool 3% 2/20/2044	22,327	20,909
Ginnie Mae II Pool 3% 2/20/2050	5,195	4,781
Ginnie Mae II Pool 3% 3/20/2031	194,593	191,750
Ginnie Mae II Pool 3% 3/20/2050	6,733,221	6,193,912
Ginnie Mae II Pool 3% 4/20/2031	735,310	724,423
Ginnie Mae II Pool 3% 4/20/2052	56,552,891	51,890,648
Ginnie Mae II Pool 3% 5/20/2031	1,566,892	1,543,385
Ginnie Mae II Pool 3% 5/20/2042	18,509	17,419
Ginnie Mae II Pool 3% 5/20/2051	8,550,827	7,847,763
Ginnie Mae II Pool 3% 6/20/2050	70,306	64,609
Ginnie Mae II Pool 3% 6/20/2051	2,264,882	2,078,872
Ginnie Mae II Pool 3% 7/20/2031	20,727	20,408
Ginnie Mae II Pool 3% 7/20/2051	2,871,282	2,636,815
Ginnie Mae II Pool 3% 8/20/2031	241,244	237,486
Ginnie Mae II Pool 3% 8/20/2042	26,257	24,685
Ginnie Mae II Pool 3% 8/20/2051	3,407,685	3,126,222
Ginnie Mae II Pool 3% 9/20/2031	97,238	95,704
Ginnie Mae II Pool 3% 9/20/2043	20,684	19,376
Ginnie Mae II Pool 3% 9/20/2051	40,328	36,997
Ginnie Mae II Pool 3.5% 1/20/2041	3,191	3,082
Ginnie Mae II Pool 3.5% 1/20/2042	8,952	8,627
Ginnie Mae II Pool 3.5% 1/20/2044	41,909	40,184
Ginnie Mae II Pool 3.5% 10/20/2040	16,153	15,593
Ginnie Mae II Pool 3.5% 10/20/2041	1,429	1,376
Ginnie Mae II Pool 3.5% 10/20/2043	38,991	37,414
Ginnie Mae II Pool 3.5% 11/20/2041	3,561	3,432
Ginnie Mae II Pool 3.5% 12/20/2040	1,252,827	1,210,140
Ginnie Mae II Pool 3.5% 12/20/2041	7,080,066	6,824,173
Ginnie Mae II Pool 3.5% 12/20/2043	40,004	38,364
Ginnie Mae II Pool 3.5% 12/20/2044	3,697	3,535
Ginnie Mae II Pool 3.5% 2/20/2040	2,701	2,608
Ginnie Mae II Pool 3.5% 2/20/2043	169,101	162,537
Ginnie Mae II Pool 3.5% 3/20/2041	12,687	12,247
Ginnie Mae II Pool 3.5% 3/20/2044	11,808	11,319
Ginnie Mae II Pool 3.5% 4/20/2043	238,696	229,346
Ginnie Mae II Pool 3.5% 4/20/2046	73,856	70,834
Ginnie Mae II Pool 3.5% 5/20/2043	3,027,530	2,895,677
Ginnie Mae II Pool 3.5% 5/20/2046	100,173	95,980
Ginnie Mae II Pool 3.5% 5/20/2046	25,010	23,963
Ginnie Mae II Pool 3.5% 6/20/2034	1,803	1,764
Ginnie Mae II Pool 3.5% 6/20/2043	100,626	96,646
Ginnie Mae II Pool 3.5% 8/20/2043	25,354	24,341
Ginnie Mae II Pool 3.5% 9/20/2040	123,743	119,449
Ginnie Mae II Pool 3.5% 9/20/2041	6,438	6,208
Ginnie Mae II Pool 3.5% 9/20/2043	1,075,790	1,032,340
Ginnie Mae II Pool 4% 1/20/2041	1,527,853	1,508,423
Ginnie Mae II Pool 4% 1/20/2042	115,541	113,944
Ginnie Mae II Pool 4% 1/20/2046	109,134	106,955
Ginnie Mae II Pool 4% 10/20/2040	548,021	541,132
Ginnie Mae II Pool 4% 10/20/2041	1,734,639	1,711,199
Ginnie Mae II Pool 4% 10/20/2044	511,257	502,048
Ginnie Mae II Pool 4% 10/20/2045	12,727	12,476
Ginnie Mae II Pool 4% 11/20/2040	1,445,489	1,427,212
Ginnie Mae II Pool 4% 11/20/2044	351,946	345,529
Ginnie Mae II Pool 4% 11/20/2045	2,346	2,299
Ginnie Mae II Pool 4% 12/20/2044	871,475	855,586
Ginnie Mae II Pool 4% 12/20/2045	139,036	136,289
Ginnie Mae II Pool 4% 2/20/2041	50,182	49,539
Ginnie Mae II Pool 4% 2/20/2046	85,546	83,846
Ginnie Mae II Pool 4% 3/1/2056 (b)	12,000,000	11,542,031
Ginnie Mae II Pool 4% 3/20/2041	129,681	128,018
Ginnie Mae II Pool 4% 3/20/2046	93,537	91,687
Ginnie Mae II Pool 4% 3/20/2047	5,447,961	5,354,602
Ginnie Mae II Pool 4% 5/20/2033	2,525	2,512
Ginnie Mae II Pool 4% 6/20/2044	38,543	37,892
Ginnie Mae II Pool 4% 7/20/2044	339,727	333,718
Ginnie Mae II Pool 4% 7/20/2045	86,074	84,411
Ginnie Mae II Pool 4% 8/20/2041	14,367	14,174
Ginnie Mae II Pool 4% 8/20/2043	214,692	211,254
Ginnie Mae II Pool 4% 8/20/2044	5,110,744	5,019,796
Ginnie Mae II Pool 4% 8/20/2048	9,152,093	8,966,658
Ginnie Mae II Pool 4% 9/20/2040	641,387	633,309
Ginnie Mae II Pool 4% 9/20/2041	267,072	263,456
Ginnie Mae II Pool 4% 9/20/2042	15,340	15,113
Ginnie Mae II Pool 4% 9/20/2045	10,585	10,377
Ginnie Mae II Pool 4.5% 1/20/2041	141,983	143,653
Ginnie Mae II Pool 4.5% 10/20/2035	1,446	1,462
Ginnie Mae II Pool 4.5% 10/20/2040	30,363	30,720
Ginnie Mae II Pool 4.5% 11/20/2040	30,565	30,924
Ginnie Mae II Pool 4.5% 2/20/2041	521,723	527,858
Ginnie Mae II Pool 4.5% 3/20/2036	10,619	10,734
Ginnie Mae II Pool 4.5% 3/20/2041	400,118	404,824
Ginnie Mae II Pool 4.5% 4/20/2041	99,593	100,765
Ginnie Mae II Pool 4.5% 5/20/2040	35,249	35,663
Ginnie Mae II Pool 4.5% 5/20/2041	441,776	446,973
Ginnie Mae II Pool 4.5% 6/20/2033	4,828	4,869
Ginnie Mae II Pool 4.5% 6/20/2041	876,061	886,365
Ginnie Mae II Pool 4.5% 7/20/2040	58,452	59,139
Ginnie Mae II Pool 4.5% 8/20/2040	6,740	6,820
Ginnie Mae II Pool 4.5% 9/20/2040	316,051	319,767
Ginnie Mae II Pool 5% 12/20/2054	10,158,610	10,254,832
Ginnie Mae II Pool 5% 3/1/2056 (b)	102,600,000	102,960,701
Ginnie Mae II Pool 5% 4/1/2056 (b)	102,600,000	102,820,426
Ginnie Mae II Pool 5% 9/20/2033	218,604	223,164
Ginnie Mae II Pool 5.5% 1/20/2055	10,737,000	11,067,012
Ginnie Mae II Pool 5.5% 12/20/2054	13,058,173	13,492,173
Ginnie Mae II Pool 5.5% 3/1/2056 (b)	597,975,000	605,674,466
Ginnie Mae II Pool 5.5% 4/1/2056 (b)	411,825,000	416,693,266
Ginnie Mae II Pool 6% 11/20/2031	5,986	6,190
Ginnie Mae II Pool 6% 12/20/2054	17,663,255	18,065,977
Ginnie Mae II Pool 6% 3/1/2056 (b)	380,600,000	388,320,623
Ginnie Mae II Pool 6% 4/1/2056 (b)	162,600,000	165,784,082
Ginnie Mae II Pool 6% 5/20/2032	28,153	29,187
Ginnie Mae II Pool 6.5% 1/20/2032	257	267
Ginnie Mae II Pool 6.5% 11/20/2031	1,068	1,111
Ginnie Mae II Pool 6.5% 3/20/2031	1,311	1,362
Ginnie Mae II Pool 6.5% 4/20/2031	160	165
Ginnie Mae II Pool 6.5% 6/20/2031	152	157
Ginnie Mae II Pool 6.5% 7/20/2031	191	198
Ginnie Mae II Pool 6.5% 8/20/2031	185	192
Ginnie Mae II Pool 7% 2/20/2032	7,556	7,888
Ginnie Mae II Pool 7% 3/20/2032	3,887	4,062
Uniform Mortgage Backed Securities 2% 3/1/2056 (b)	266,950,000	221,078,407
Uniform Mortgage Backed Securities 2% 4/1/2056 (b)	84,400,000	69,903,642
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (b)	52,275,000	45,268,927
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (b)	19,025,000	17,929,577
Uniform Mortgage Backed Securities 4% 3/1/2056 (b)	75,700,000	73,579,810
Uniform Mortgage Backed Securities 4.5% 3/1/2056 (b)	10,550,000	10,432,135
Uniform Mortgage Backed Securities 5% 3/1/2041 (b)	264,925,000	268,950,615
Uniform Mortgage Backed Securities 5% 4/1/2041 (b)	171,575,000	174,081,591
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (b)	313,100,000	318,138,969
Uniform Mortgage Backed Securities 6% 3/1/2056 (b)	544,925,000	558,952,568
Uniform Mortgage Backed Securities 6% 4/1/2056 (b)	154,075,000	158,023,187
TOTAL UNITED STATES		8,510,043,397
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,510,246,895)		8,510,043,397

U.S. Treasury Obligations - 42.5%
	Yield (%) (z)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	2.01 to 2.15	156,075,000	90,090,635
US Treasury Bonds 2% 8/15/2051	1.96 to 2.14	516,247,000	308,699,573
US Treasury Bonds 2.25% 8/15/2046	4.92	750,000	513,076
US Treasury Bonds 2.875% 5/15/2052	3.14 to 4.54	165,277,000	120,096,982
US Treasury Bonds 3% 2/15/2047	1.17 to 1.19	76,205,000	59,490,505
US Treasury Bonds 3.25% 5/15/2042 (f)	3.39 to 5.18	179,236,000	154,086,949
US Treasury Bonds 3.625% 2/15/2053	3.80 to 5.06	462,205,000	387,999,429
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.31	176,200,000	147,822,164
US Treasury Bonds 3.875% 5/15/2043	4.58	3,000,000	2,773,411
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	209,206,000	187,958,516
US Treasury Bonds 4.125% 8/15/2044	4.65	5,050,000	4,782,508
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	466,647,000	428,093,936
US Treasury Bonds 4.25% 2/15/2054	4.23 to 4.68	555,423,000	520,296,833
US Treasury Bonds 4.25% 8/15/2054	3.99 to 4.39	179,030,000	167,742,717
US Treasury Bonds 4.375% 8/15/2043	4.81 to 5.13	40,000,000	39,345,312
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.91	756,200,000	738,771,950
US Treasury Bonds 4.625% 11/15/2044	4.74 to 4.94	64,910,000	65,521,067
US Treasury Bonds 4.625% 11/15/2045	4.68 to 4.79	162,875,000	163,943,867
US Treasury Bonds 4.625% 11/15/2055	4.82 to 4.93	172,300,000	172,003,859
US Treasury Bonds 4.625% 2/15/2046	4.57	5,257,000	5,293,963
US Treasury Bonds 4.625% 2/15/2055	4.50 to 4.88	75,000,000	74,800,785
US Treasury Bonds 4.625% 5/15/2044	4.60 to 4.72	6,305,000	6,376,670
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.51	125,000,000	124,599,610
US Treasury Bonds 4.75% 2/15/2056	4.70	6,980,000	7,113,056
US Treasury Bonds 4.75% 5/15/2055	4.78 to 4.98	399,300,000	406,365,737
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.98	283,000,000	288,173,594
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.75	272,426,000	283,365,607
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	23,270,687	22,945,575
US Treasury Notes 2.625% 7/31/2029 (h)	4.11	11,000,000	10,721,133
US Treasury Notes 2.75% 8/15/2032	2.79	372,411,000	352,524,834
US Treasury Notes 2.875% 5/15/2032	2.96 to 3.39	263,111,000	251,661,562
US Treasury Notes 3.375% 5/15/2033	3.74 to 4.19	831,000,000	811,685,740
US Treasury Notes 3.5% 1/31/2030	3.59 to 3.79	176,400,000	176,661,845
US Treasury Notes 3.5% 2/15/2029	3.47 to 3.50	37,549,000	37,666,341
US Treasury Notes 3.625% 12/31/2030	3.74 to 3.84	254,500,000	255,673,087
US Treasury Notes 3.625% 3/31/2030	3.47	2,688,000	2,703,750
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	594,800,000	597,890,170
US Treasury Notes 3.625% 9/30/2031 (h)	3.62 to 4.23	1,167,860,000	1,169,821,643
US Treasury Notes 3.75% 11/30/2032	3.94	500,000,000	501,347,655
US Treasury Notes 3.75% 5/31/2030	3.61 to 4.59	12,357,000	12,485,880
US Treasury Notes 3.75% 8/31/2031	3.73 to 3.74	335,500,000	338,252,147
US Treasury Notes 3.875% 12/31/2029	3.57	225,000,000	228,348,632
US Treasury Notes 3.875% 12/31/2032	3.95 to 4.06	302,500,000	305,477,734
US Treasury Notes 3.875% 8/15/2033	4.24 to 4.77	158,871,000	160,025,296
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.28	384,100,000	384,658,597
US Treasury Notes 3.875% 8/31/2032	3.98 to 4.00	35,000,000	35,385,547
US Treasury Notes 3.875% 9/30/2029	4.16	150,000,000	152,167,968
US Treasury Notes 3.875% 9/30/2032	3.93	467,000,000	471,961,875
US Treasury Notes 4% 1/31/2031	4.15 to 4.33	600,000,000	612,609,372
US Treasury Notes 4% 1/31/2033	3.79 to 4.00	531,000,000	540,126,563
US Treasury Notes 4% 10/31/2029	3.86 to 4.15	280,700,000	286,028,915
US Treasury Notes 4% 11/15/2035	4.17 to 4.29	393,100,000	394,512,703
US Treasury Notes 4% 2/15/2034	3.89 to 4.74	369,425,000	374,288,133
US Treasury Notes 4% 2/28/2030	3.40 to 4.39	12,207,000	12,448,279
US Treasury Notes 4% 3/31/2030	3.99	150,000,000	153,000,000
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	122,845,000	125,201,129
US Treasury Notes 4% 6/30/2032	3.99	162,000,000	165,050,155
US Treasury Notes 4% 7/31/2032	4.01 to 4.11	179,800,000	183,136,133
US Treasury Notes 4.125% 11/15/2032	3.52 to 3.53	120,103,000	123,105,575
US Treasury Notes 4.125% 11/30/2029	4.11	2,300,000	2,354,175
US Treasury Notes 4.125% 2/29/2032	4.12	3,900,000	4,002,223
US Treasury Notes 4.125% 3/31/2031	4.37 to 4.66	302,457,000	310,573,718
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.19	120,029,000	123,148,338
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	363,000,000	372,880,679
US Treasury Notes 4.25% 11/15/2034	4.33 to 4.57	405,500,000	416,603,729
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.48	698,270,000	716,190,443
US Treasury Notes 4.25% 6/30/2031	4.20 to 4.45	350,000,000	361,580,079
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.29	893,200,000	915,390,438
US Treasury Notes 4.375% 1/31/2032	4.21	9,900,000	10,291,746
US Treasury Notes 4.375% 11/30/2030	3.85 to 4.28	155,750,000	161,541,953
US Treasury Notes 4.375% 12/31/2029	4.39	2,200,000	2,272,101
US Treasury Notes 4.5% 11/15/2033	3.83 to 4.15	511,765,000	536,093,827
US Treasury Notes 4.625% 2/15/2035	4.14 to 4.44	211,574,000	223,243,618
US Treasury Notes 4.625% 4/30/2029	4.72	9,160,000	9,490,977
US Treasury Notes 4.625% 9/30/2028	4.85	882,000	908,838
US Treasury Notes 4.625% 9/30/2030	3.98 to 5.00	2,478,000	2,594,447
US Treasury Notes 4.75% 2/15/2045	4.81 to 4.96	49,940,000	51,188,500
US Treasury Notes 4.875% 10/31/2030	4.56	95,000,000	100,536,719
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,735,353,760)			18,526,582,827

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (Aa)	3.70	1,835,596,118	1,835,963,237
Fidelity Securities Lending Cash Central Fund (Aa)(Ab)	3.69	66,476,063	66,482,710
TOTAL MONEY MARKET FUNDS (Cost $1,902,389,992)			1,902,445,947

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	11,510,000	101,961
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	24,420,000	234,035
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	35,850,000	675,194
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	38,180,000	1,005,683
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	16,000,000	404,665
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	16,450,000	134,574
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	23,000,000	302,088
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	15,200,000	186,108

TOTAL PUT SWAPTIONS			3,044,308
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	35,850,000	672,949
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.964% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	23,000,000	983,029
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.8% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	11,510,000	333,736
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/2026	16,450,000	191,757
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/2029	16,000,000	591,808
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	24,420,000	727,148
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/2030	38,180,000	1,467,212
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.996% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	15,200,000	677,232
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/2029	69,400,000	2,144,742

TOTAL CALL SWAPTIONS			7,789,613
TOTAL PURCHASED SWAPTIONS (Cost $13,542,137)			10,833,921

TOTAL INVESTMENT IN SECURITIES - 109.9% (Cost $48,120,718,037)	47,871,668,670
NET OTHER ASSETS (LIABILITIES) - (9.9)%	(4,308,826,664)
NET ASSETS - 100.0%	43,562,842,006

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 3/1/2056	(324,750,000)	(275,072,960)
Ginnie Mae II Pool 2.5% 3/1/2056	(14,950,000)	(13,189,491)
Ginnie Mae II Pool 4% 3/1/2056	(12,000,000)	(11,542,031)
Ginnie Mae II Pool 4% 4/1/2056	(6,000,000)	(5,768,671)
Ginnie Mae II Pool 5% 3/1/2056	(102,600,000)	(102,960,701)
Ginnie Mae II Pool 5.5% 3/1/2056	(457,675,000)	(463,567,978)
Ginnie Mae II Pool 6% 3/1/2056	(287,575,000)	(293,408,574)
Uniform Mortgage Backed Securities 2% 3/1/2056	(217,275,000)	(179,939,355)
Uniform Mortgage Backed Securities 2.5% 3/1/2056	(52,275,000)	(45,268,927)
Uniform Mortgage Backed Securities 2.5% 4/1/2056	(52,275,000)	(45,270,965)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(19,025,000)	(17,929,577)
Uniform Mortgage Backed Securities 3.5% 4/1/2056	(22,500,000)	(21,195,704)
Uniform Mortgage Backed Securities 4% 3/1/2056	(75,700,000)	(73,579,810)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(17,050,000)	(16,859,518)
Uniform Mortgage Backed Securities 5% 3/1/2041	(171,575,000)	(174,182,134)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(313,100,000)	(318,138,969)
Uniform Mortgage Backed Securities 6% 3/1/2056	(278,475,000)	(285,643,559)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(2,343,518,924)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,335,264,730)		(2,343,518,924)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	7	6/2026	549,774	(217)
ASX 10Y Australia Treasury Bond Contracts (Australia)	55	3/2026	4,327,884	34,250
CBOT 10Y US Treasury Notes Contracts (United States)	9,706	6/2026	1,104,360,813	8,550,404
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	28	6/2026	3,267,688	19,861
CBOT 2Y US Treasury Notes Contracts (United States)	5,102	6/2026	1,067,513,781	1,494,627
CBOT 5Y US Treasury Notes Contracts (United States)	18,234	6/2026	2,007,876,797	11,891,262
CBOT US Treasury Long Bond Contracts (United States)	12	6/2026	1,420,875	14,232
CBOT US Treasury Ultra Bond Contracts (United States)	742	6/2026	90,199,375	898,471
Eurex Euro-Bund Contracts (Germany)	77	3/2026	11,848,742	95,174
The Montreal Exchange / Bourse DE Montreal Canadian Government Contracts (Canada)	259	6/2026	23,324,336	76,224

TOTAL LONG				23,074,288

SHORT

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	(739)	6/2026	(84,084,344)	(436,341)
ICE Long GILT Futures (United Kingdom)	(81)	6/2026	(10,226,076)	(128,443)

TOTAL SHORT				(564,784)

TOTAL FUTURES CONTRACTS				22,509,504
The notional amount of long futures as a percentage of Net Assets is 9.9%.
The notional amount of short futures as a percentage of Net Assets is 0.2%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	92,000	USD	65,534	BNP Paribas SA	4/2026	(79)
EUR	815,000	USD	962,931	Goldman Sachs Bank USA	3/2026	127
EUR	1,004,000	USD	1,190,154	JPMorgan Chase Bank NA	4/2026	(717)
EUR	1,470,000	USD	1,738,030	JPMorgan Chase Bank NA	4/2026	3,478
EUR	1,269,000	USD	1,502,466	Royal Bank of Canada	4/2026	917
GBP	1,814,000	USD	2,450,121	BNP Paribas SA	3/2026	(5,484)
USD	115,423	AUD	162,000	BNP Paribas SA	3/2026	136
USD	5,114,900	AUD	7,340,000	JPMorgan Chase Bank NA	4/2026	(107,308)
USD	159,854	CAD	218,000	JPMorgan Chase Bank NA	3/2026	36
USD	4,272,243	CAD	5,790,000	Bank of America NA	4/2026	17,777
USD	823,413	EUR	695,000	BNP Paribas SA	4/2026	47
USD	402,671,981	EUR	335,275,000	BNP Paribas SA	4/2026	5,472,025
USD	283,161	EUR	240,000	Bank of America NA	4/2026	(1,167)
USD	1,323,778	EUR	1,105,000	Citibank NA	4/2026	14,685
USD	2,606,812	EUR	2,201,000	Goldman Sachs Bank USA	4/2026	(711)
USD	1,627,885	EUR	1,373,000	JPMorgan Chase Bank NA	4/2026	1,293
USD	2,160,855	EUR	1,811,000	JPMorgan Chase Bank NA	4/2026	15,365
USD	299,073	GBP	221,000	BNP Paribas SA	4/2026	1,191
USD	2,450,498	GBP	1,814,000	BNP Paribas SA	4/2026	5,433
USD	2,077,002	GBP	1,524,000	Citibank NA	4/2026	22,824
USD	103,401,412	GBP	75,136,000	Goldman Sachs Bank USA	4/2026	2,126,658
USD	498,791	GBP	371,000	JPMorgan Chase Bank NA	4/2026	(1,274)
USD	4,594,558	GBP	3,365,000	JPMorgan Chase Bank NA	4/2026	58,922
USD	6,541,000	JPY	994,300,000	BNP Paribas SA	4/2026	143,494
USD	9,228,533	JPY	1,403,000,000	Royal Bank of Canada	4/2026	201,377

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						7,969,045
Unrealized Appreciation						8,085,785
Unrealized Depreciation						(116,740)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,120,000	(23,003)	(63,356)	(86,359)
CMBX AAA Series 13 Index		12/2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly		6,260,000	(23,529)	(100,499)	(124,028)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		720,000	120,530	(174,397)	(53,867)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		510,000	85,376	(128,418)	(43,042)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		1,280,000	214,276	(371,046)	(156,770)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		120,000	20,088	(32,838)	(12,750)
CMBX BBB- Series 16 Index		4/2065	JPMorgan Securities LLC	(3%)	Monthly		1,200,000	200,884	(303,646)	(102,762)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		450,000	75,332	(103,433)	(28,101)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	28,459	(40,249)	(11,790)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		380,000	63,613	(90,412)	(26,799)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		610,000	102,116	(131,340)	(29,224)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly		240,000	40,177	(58,847)	(18,670)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		1,010,000	169,077	(265,899)	(96,822)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		290,000	48,547	(63,917)	(15,370)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		110,000	18,414	(17,616)	798
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		4,100,000	329,594	(202,188)	127,406
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,700,000	217,050	(106,179)	110,871
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,700,000	136,661	(63,632)	73,029
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,500,000	200,972	(93,576)	107,396
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		300,000	24,117	(11,552)	12,565
CMBX BBB- Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,900,000	152,739	(72,080)	80,659
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		800,000	64,311	(28,513)	35,798
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		800,000	128,204	(51,173)	77,031
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		3,200,000	512,817	(208,744)	304,073
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly		900,000	144,230	(62,853)	81,377
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly		1,300,000	104,505	(63,133)	41,372
CMBX BBB Series 15 Index		11/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,100,000	166,250	(173,139)	(6,889)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,400,000	192,933	(251,096)	(58,163)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly		1,000,000	160,255	(146,063)	14,192
CMBX AAA Series 16 Index		4/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		9,287,231	49,511	(156,666)	(107,155)
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		500,000	80,128	(72,112)	8,016
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly		2,800,000	225,089	(204,595)	20,494
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,600,000	128,622	(113,285)	15,337
Aviva PLC 6.125% 11/14/2036		12/2030	Citibank NA	(1%)	Quarterly	EUR	6,500,000	6,218	1,695	7,913
Commerzbank AG 4% 12/5/2030		12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	5,450,000	28,284	(62,064)	(33,780)
Heidelberg Materials AG 3.75% 5/31/2032		12/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	6,540,000	(1,593,219)	1,453,236	(139,983)
Allianz SE 2.121% 7/8/2050		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	8,350,000	(76,633)	89,734	13,101
CMBX AAA Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		16,700,000	(21,014)	13,338	(7,676)
UniCredit SpA 5.375% 4/16/2034		12/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	4,750,000	(24,527)	(28,299)	(52,826)
Societe Generale SA 5.25% 9/6/2032		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	4,100,000	(4,786)	(53,924)	(58,710)
CMBX AAA Series 16 Index		4/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		3,744,851	19,964	(35,116)	(15,152)
Deutsche Bank AG 5.625% 5/19/2031		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	3,950,000	37,141	(65,386)	(28,245)
Generali 4.125% 5/4/2026		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	5,400,000	(20,680)	14,132	(6,548)
Intesa Sanpaolo SpA 6.184% 2/20/2034		12/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	4,550,000	(36,880)	9,523	(27,357)
BMW Finance NV 0.75% 7/13/2026		12/2030	BNP Paribas SA	(1%)	Quarterly	EUR	8,850,000	(272,188)	205,137	(67,051)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	16,740	(16,956)	(216)
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	66,516	(70,423)	(3,907)
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,400,000	(8,053)	20,296	12,243
BMW Finance NV 0.75% 7/13/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	2,270,000	(66,373)	64,552	(1,821)
Generali 4.125% 5/4/2026		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	940,000	3,181	2,185	5,366
Deutsche Bank AG 5.625% 5/19/2031		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,000,000	18,745	(12,675)	6,070
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/2031	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,815,000	(1,438)	3,163	1,725
UniCredit SpA 5.375% 4/16/2034		6/2031	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,000,000	2,773	(2,896)	(123)
Societe Generale SA 5.25% 9/6/2032		6/2031	BNP Paribas SA	(1%)	Quarterly	EUR	1,600,000	10,927	(5,560)	5,367
5Y CDX EMIG CDSI Series 44 Index		12/2030	ICE	(1%)	Quarterly		9,085,000	5,756	0	5,756

TOTAL BUY PROTECTION								2,248,799	(2,502,800)	(254,001)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		12,380,000	46,531	278,143	324,674
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,300,000	(62,263)	126,175	63,912
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,700,000	(19,971)	40,730	20,759
CMBX AAA Series 15 Index	NR	11/2064	Goldman Sachs & Co LLC	0.5%	Monthly		6,091,624	(2,600)	45,201	42,601
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,200,000	(25,845)	33,861	8,016
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		4,700,000	(55,214)	61,244	6,030
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		3,800,000	(44,641)	101,303	56,662
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		2,900,000	(34,068)	87,083	53,015
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,800,000	(21,146)	20,172	(974)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		8,800,000	(103,380)	99,618	(3,762)
CMBX AAA Series 17 Index	NR	12/2056	JPMorgan Securities LLC	0.5%	Monthly		2,900,000	(34,068)	31,731	(2,337)
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		7,900,000	(92,807)	60,251	(32,556)
CMBX AAA Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	0.5%	Monthly		19,200,000	(233,760)	231,750	(2,010)

TOTAL SELL PROTECTION								(683,232)	1,217,262	534,030
TOTAL CREDIT DEFAULT SWAPS								1,565,567	(1,285,538)	280,029

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	736,629,000	(1,718,392)	0	(1,718,392)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	17,230,000	821,079	0	821,079
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	3/2033	51,910,000	(454,080)	0	(454,080)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	207,597,000	(1,138,660)	0	(1,138,660)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	534,654,000	(3,257,807)	0	(3,257,807)
TOTAL INTEREST RATE SWAPS							(5,747,860)	0	(5,747,860)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $28,174,311.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $5,309,060.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $885,579.

(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $53,256,393.
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Non-income producing - Security is in default.
(k)	Level 3 security.
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $5,090,926 and $5,026,873, respectively.

(m)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,196,576,252 or 18.8% of net assets.

(q)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $510,989,524 or 1.2% of net assets.

(r)	Zero coupon bond which is issued at a discount.
(s)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(t)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(u)	Principal Only Strips represent the right to receive the monthly principal payments.
(v)	Non-income producing.
(w)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,802 or 0.0% of net assets.

(x)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $57,356 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(y)	Security or a portion of the security is on loan at period end.
(z)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(Aa)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Ab)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	5,862

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,095,762,170	7,210,155,590	6,469,938,407	32,507,407	(16,115)	(1)	1,835,963,237	1,835,596,118	2.9%
Fidelity Securities Lending Cash Central Fund	79,828,500	3,603,972,779	3,617,309,888	369,317	(8,681)	-	66,482,710	66,476,063	0.2%
Total	1,175,590,670	10,814,128,369	10,087,248,295	32,876,724	(24,796)	(1)	1,902,445,947

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,521,398,433	-	3,521,398,433	-

Bank Loan Obligations
Communication Services	140,968,993	-	140,464,194	504,799
Consumer Discretionary	400,337,406	-	400,113,112	224,294
Consumer Staples	62,426,185	-	53,938,525	8,487,660
Energy	64,988,799	-	64,456,251	532,548
Financials	224,275,002	-	220,725,728	3,549,274
Health Care	183,851,548	-	182,799,672	1,051,876
Industrials	370,932,074	-	360,869,438	10,062,636
Information Technology	342,736,538	-	337,324,914	5,411,624
Materials	200,381,400	-	198,709,605	1,671,795
Real Estate	2,372,576	-	2,372,576	-
Utilities	48,993,769	-	48,993,769	-

Bank Notes
Financials	27,739,176	-	27,739,176	-

Collateralized Mortgage Obligations	902,456,498	-	902,456,483	15

Commercial Mortgage Securities	2,245,978,217	-	2,223,572,986	22,405,231

Common Stocks
Communication Services	7,942,632	-	-	7,942,632
Consumer Discretionary	1,082,228	-	-	1,082,228
Consumer Staples	57,356	-	-	57,356
Energy	40,434,296	16,991,373	-	23,442,923
Financials	4,176,723	-	-	4,176,723
Health Care	2,174,029	-	-	2,174,029
Industrials	2,708,162	831,492	1,876,670	-
Information Technology	3,158,676	-	-	3,158,676
Materials	3	-	-	3

Convertible Corporate Bonds
Communication Services	15,905,438	-	15,905,438	-
Energy	4,758,603	-	4,758,603	-
Financials	8,705,780	-	8,705,780	-
Information Technology	16,616,887	-	16,616,887	-
Utilities	3,547,347	-	3,547,347	-

Convertible Preferred Stocks
Consumer Discretionary	3,193,967	-	3,193,967	-
Financials	6,638,980	2,212,691	-	4,426,289
Information Technology	3,863,263	-	3,863,263	-
Real Estate	524,343	-	524,343	-

Foreign Government and Government Agency Obligations	552,555,170	-	552,555,170	-

Non-Convertible Corporate Bonds
Communication Services	795,297,732	-	795,297,732	-
Consumer Discretionary	325,115,546	-	325,115,546	-
Consumer Staples	292,790,437	-	292,790,437	-
Energy	1,269,816,180	-	1,269,816,180	-
Financials	3,599,057,488	-	3,599,057,488	-
Health Care	468,529,776	-	468,529,776	-
Industrials	509,892,210	-	509,892,210	-
Information Technology	494,483,141	-	494,483,141	-
Materials	356,589,102	-	356,366,855	222,247
Real Estate	809,234,562	-	808,761,922	472,640
Utilities	468,677,365	-	468,663,675	13,690

Non-Convertible Preferred Stocks
Financials	2,253,875	2,253,875	-	-
Information Technology	3,500,000	3,500,000	-	-
Real Estate	946,420	946,420	-	-

Preferred Securities
Communication Services	2,034,488	-	2,034,488	-
Consumer Discretionary	5,433,871	-	5,433,871	-
Consumer Staples	2,320,612	-	2,320,612	-
Energy	17,518,987	-	17,518,199	788
Financials	36,591,639	-	31,596,658	4,994,981
Industrials	12,565,506	-	12,565,506	-
Information Technology	649,221	-	649,221	-
Materials	7,443,767	-	7,443,767	-
Real Estate	18,553,267	-	18,553,267	-
Utilities	4,586,889	-	4,586,889	-

U.S. Government Agency - Mortgage Securities	8,510,043,397	-	8,510,043,397	-

U.S. Treasury Obligations	18,526,582,827	-	18,526,582,827	-

Money Market Funds	1,902,445,947	1,902,445,947	-	-

Purchased Swaptions	10,833,921	-	10,833,921	-
Total Investments in Securities:	47,871,668,670	1,929,181,798	45,836,419,915	106,066,957
Derivative Instruments:

Assets
Futures Contracts	23,074,505	23,074,505	-	-
Forward Foreign Currency Contracts	8,085,785	-	8,085,785	-
Swaps	5,288,732	-	5,288,732	-
Total Assets	36,449,022	23,074,505	13,374,517	-

Liabilities
Futures Contracts	(565,001)	(565,001)	-	-
Forward Foreign Currency Contracts	(116,740)	-	(116,740)	-
Swaps	(9,471,025)	-	(9,471,025)	-
Total Liabilities	(10,152,766)	(565,001)	(9,587,765)	-
Total Derivative Instruments:	26,296,256	22,509,504	3,786,752	-
Other Financial Instruments:

TBA Sale Commitments	(2,343,518,924)	-	(2,343,518,924)	-
Total Other Financial Instruments:	(2,343,518,924)	-	(2,343,518,924)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	4,467,653	(2,902,086)
Total Credit Risk	4,467,653	(2,902,086)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	8,085,785	(116,740)
Total Foreign Exchange Risk	8,085,785	(116,740)
Interest Rate Risk
Futures Contracts (d)	23,074,505	(565,001)
Purchased Swaptions (e)	10,833,921	-
Swaps (a)	821,079	(6,568,939)
Total Interest Rate Risk	34,729,505	(7,133,940)
Total Value of Derivatives	47,282,943	(10,152,766)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(e)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $63,994,814) - See accompanying schedule:
Unaffiliated issuers (cost $46,218,328,045)	$45,969,222,723
Fidelity Central Funds (cost $1,902,389,992)	1,902,445,947

Total Investment in Securities (cost $48,120,718,037)		$47,871,668,670
Segregated cash with brokers for derivative instruments		592,269
Cash		82,957
Foreign currency held at value (cost $3,105,464)		3,104,754
Receivable for investments sold		52,322,087
Receivable for TBA sale commitments		2,335,264,730
Unrealized appreciation on forward foreign currency contracts		8,085,785
Receivable for swaps		231,750
Receivable for fund shares sold		104,684,870
Dividends receivable		56,240
Interest receivable		349,655,861
Distributions receivable from Fidelity Central Funds		4,727,661
Receivable for daily variation margin on futures contracts		10,879,620
Receivable for daily variation margin on centrally cleared swaps		11,603
Bi-lateral OTC swaps, at value		4,461,897
Receivable from investment adviser for expense reductions		696,796
Other receivables		532,893
Total assets		50,747,060,443
Liabilities
Payable for investments purchased
Regular delivery	$336,427,661
Delayed delivery	4,296,220,897
TBA sale commitments, at value	2,343,518,924
Unrealized depreciation on forward foreign currency contracts	116,740
Payable for fund shares redeemed	102,053,509
Distributions payable	16,732,429
Bi-lateral OTC swaps, at value	2,902,086
Accrued management fee	10,094,032
Distribution and service plan fees payable	401,371
Payable for daily variation margin on centrally cleared swaps	2,683,555
Other affiliated payables	6,026,274
Other payables and accrued expenses	557,966
Collateral on securities loaned	66,482,993
Total liabilities		7,184,218,437
Net Assets		$43,562,842,006
Net Assets consist of:
Paid in capital		$46,278,515,431
Total accumulated earnings (loss)		(2,715,673,425)
Net Assets		$43,562,842,006

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,136,873,781 ÷ 116,019,472 shares)(a)		$9.80
Maximum offering price per share (100/96.00 of $9.80)		$10.21
Class M :
Net Asset Value and redemption price per share ($298,900,074 ÷ 30,558,978 shares)(a)		$9.78
Maximum offering price per share (100/96.00 of $9.78)		$10.19
Class C :
Net Asset Value and offering price per share ($127,593,531 ÷ 13,017,194 shares)(a)		$9.80
Total Bond :
Net Asset Value, offering price and redemption price per share ($17,426,829,249 ÷ 1,779,243,365 shares)		$9.79
Class I :
Net Asset Value, offering price and redemption price per share ($12,158,106,996 ÷ 1,243,281,120 shares)		$9.78
Class Z :
Net Asset Value, offering price and redemption price per share ($12,414,538,375 ÷ 1,269,423,842 shares)		$9.78
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$3,828,794
Interest		963,903,196
Income from Fidelity Central Funds (including $369,317 from security lending)		32,876,724
Total income		1,000,608,714
Expenses
Management fee	$59,065,667
Transfer agent fees	21,185,603
Distribution and service plan fees	2,405,261
Fund wide operations fee	14,198,809
Independent trustees' fees and expenses	43,976
Legal	79,105
Total expenses before reductions	96,978,421
Expense reductions	(2,658,795)
Total expenses after reductions		94,319,626
Net Investment income (loss)		906,289,088
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(140,853,042)
Fidelity Central Funds	(24,796)
Forward foreign currency contracts	(965,708)
Foreign currency transactions	(431,008)
Futures contracts	20,185,596
Swaps	(9,986,322)
Total net realized gain (loss)		(132,075,280)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	841,319,969
Fidelity Central Funds	(1)
Forward foreign currency contracts	1,917,890
Assets and liabilities in foreign currencies	(200,567)
Futures contracts	5,509,909
Swaps	8,712,972
TBA sale commitments	10,473,109
Total change in net unrealized appreciation (depreciation)		867,733,281
Net gain (loss)		735,658,001
Net increase (decrease) in net assets resulting from operations		$1,641,947,089
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$906,289,088	$1,784,699,189
Net realized gain (loss)	(132,075,280)	(590,838,434)
Change in net unrealized appreciation (depreciation)	867,733,281	253,028,341
Net increase (decrease) in net assets resulting from operations	1,641,947,089	1,446,889,096
Distributions to shareholders	(908,610,785)	(1,748,231,555)

Share transactions - net increase (decrease)	2,579,374,388	998,211,238
Total increase (decrease) in net assets	3,312,710,692	696,868,779

Net Assets
Beginning of period	40,250,131,314	39,553,262,535
End of period	$43,562,842,006	$40,250,131,314

Financial Highlights
Fidelity Advisor® Total Bond Fund Class A

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.63	$9.69	$9.34	$9.70	$11.23	$11.52
Income from Investment Operations
Net investment income (loss) A,B	.196	.406	.404	.367	.237	.224
Net realized and unrealized gain (loss)	.170	(.068)	.331	(.364)	(1.524)	.006
Total from investment operations	.366	.338	.735	.003	(1.287)	.230
Distributions from net investment income	(.196)	(.398)	(.385)	(.363)	(.238)	(.214)
Distributions from net realized gain	-	-	-	-	(.005)	(.306)
Total distributions	(.196)	(.398)	(.385)	(.363)	(.243)	(.520)
Net asset value, end of period	$9.80	$9.63	$9.69	$9.34	$9.70	$11.23
Total Return C,D,E	3.84%	3.60%	8.09%	.07%	(11.59)%	2.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75 % H	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions, if any	.75% H	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	4.07% H	4.26%	4.31%	3.90%	2.25%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,136,874	$1,062,201	$990,347	$835,581	$729,405	$900,239
Portfolio turnover rate I	172 % H	211%	206%	177%	129%	195%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class M

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.61	$9.67	$9.32	$9.68	$11.21	$11.50
Income from Investment Operations
Net investment income (loss) A,B	.196	.406	.403	.367	.237	.224
Net realized and unrealized gain (loss)	.170	(.069)	.331	(.365)	(1.525)	.006
Total from investment operations	.366	.337	.734	.002	(1.288)	.230
Distributions from net investment income	(.196)	(.397)	(.384)	(.362)	(.237)	(.214)
Distributions from net realized gain	-	-	-	-	(.005)	(.306)
Total distributions	(.196)	(.397)	(.384)	(.362)	(.242)	(.520)
Net asset value, end of period	$9.78	$9.61	$9.67	$9.32	$9.68	$11.21
Total Return C,D,E	3.85%	3.60%	8.10%	.06%	(11.62)%	2.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75 % H	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions, if any	.75% H	.74%	.75%	.75%	.75%	.75%
Net investment income (loss)	4.07% H	4.26%	4.31%	3.90%	2.25%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$298,900	$303,476	$306,534	$291,127	$301,768	$373,315
Portfolio turnover rate I	172 % H	211%	206%	177%	129%	195%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class C

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.63	$9.69	$9.34	$9.70	$11.24	$11.53
Income from Investment Operations
Net investment income (loss) A,B	.159	.334	.332	.295	.157	.139
Net realized and unrealized gain (loss)	.170	(.069)	.331	(.364)	(1.535)	.006
Total from investment operations	.329	.265	.663	(.069)	(1.378)	.145
Distributions from net investment income	(.159)	(.325)	(.313)	(.291)	(.157)	(.129)
Distributions from net realized gain	-	-	-	-	(.005)	(.306)
Total distributions	(.159)	(.325)	(.313)	(.291)	(.162)	(.435)
Net asset value, end of period	$9.80	$9.63	$9.69	$9.34	$9.70	$11.24
Total Return C,D,E	3.45%	2.81%	7.27%	(.70)%	(12.35)%	1.31%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.52% H	1.51%	1.51%	1.52%	1.52%	1.51%
Expenses net of fee waivers, if any	1.52 % H	1.51%	1.51%	1.52%	1.52%	1.51%
Expenses net of all reductions, if any	1.52% H	1.51%	1.51%	1.52%	1.52%	1.51%
Net investment income (loss)	3.30% H	3.50%	3.55%	3.13%	1.49%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$127,594	$131,797	$133,012	$109,821	$112,311	$171,689
Portfolio turnover rate I	172 % H	211%	206%	177%	129%	195%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Total Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.62	$9.69	$9.33	$9.69	$11.23	$11.52
Income from Investment Operations
Net investment income (loss) A,B	.210	.434	.432	.396	.267	.258
Net realized and unrealized gain (loss)	.171	(.078)	.341	(.365)	(1.533)	.005
Total from investment operations	.381	.356	.773	.031	(1.266)	.263
Distributions from net investment income	(.211)	(.426)	(.413)	(.391)	(.269)	(.247)
Distributions from net realized gain	-	-	-	-	(.005)	(.306)
Total distributions	(.211)	(.426)	(.413)	(.391)	(.274)	(.553)
Net asset value, end of period	$9.79	$9.62	$9.69	$9.33	$9.69	$11.23
Total Return C,D	4.00%	3.80%	8.52%	.36%	(11.42)%	2.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	4.36% G	4.56%	4.61%	4.20%	2.55%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$17,426,829	$16,060,297	$15,368,725	$14,131,225	$14,816,563	$16,260,424
Portfolio turnover rate H	172 % G	211%	206%	177%	129%	195%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class I

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.61	$9.67	$9.32	$9.68	$11.21	$11.50
Income from Investment Operations
Net investment income (loss) A,B	.207	.429	.426	.390	.262	.252
Net realized and unrealized gain (loss)	.171	(.069)	.331	(.364)	(1.524)	.006
Total from investment operations	.378	.360	.757	.026	(1.262)	.258
Distributions from net investment income	(.208)	(.420)	(.407)	(.386)	(.263)	(.242)
Distributions from net realized gain	-	-	-	-	(.005)	(.306)
Total distributions	(.208)	(.420)	(.407)	(.386)	(.268)	(.548)
Net asset value, end of period	$9.78	$9.61	$9.67	$9.32	$9.68	$11.21
Total Return C,D	3.97%	3.85%	8.36%	.31%	(11.40)%	2.34%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50 % G	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions, if any	.50% G	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	4.32% G	4.51%	4.56%	4.15%	2.50%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$12,158,107	$11,181,446	$12,786,952	$9,287,826	$7,251,751	$8,422,197
Portfolio turnover rate H	172 % G	211%	206%	177%	129%	195%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Total Bond Fund Class Z

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.61	$9.67	$9.32	$9.68	$11.21	$11.50
Income from Investment Operations
Net investment income (loss) A,B	.214	.442	.439	.403	.278	.267
Net realized and unrealized gain (loss)	.171	(.068)	.331	(.364)	(1.525)	.006
Total from investment operations	.385	.374	.770	.039	(1.247)	.273
Distributions from net investment income	(.215)	(.434)	(.420)	(.399)	(.278)	(.257)
Distributions from net realized gain	-	-	-	-	(.005)	(.306)
Total distributions	(.215)	(.434)	(.420)	(.399)	(.283)	(.563)
Net asset value, end of period	$9.78	$9.61	$9.67	$9.32	$9.68	$11.21
Total Return C,D	4.05%	3.99%	8.51%	.45%	(11.27)%	2.48%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36 % G	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions, if any	.36% G	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.46% G	4.65%	4.70%	4.29%	2.64%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$12,414,538	$11,510,914	$9,967,692	$7,191,067	$6,379,250	$8,023,946
Portfolio turnover rate H	172 % G	211%	206%	177%	129%	195%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, partnerships, certain conversion ratio adjustments, passive foreign investment companies (PFIC), defaulted bonds, market discount, capital loss carryforwards and   losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,010,232,692
Gross unrealized depreciation	(1,113,416,263)
Net unrealized appreciation (depreciation)	$(103,183,571)
Tax cost	$47,991,608,767

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(866,892,757)
Long-term	(1,537,352,641)
Total capital loss carryforward	$(2,404,245,398)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Total Bond Fund
Credit Risk
Swaps	(2,988,086)	1,963,241
Total Credit Risk	(2,988,086)	1,963,241
Foreign Exchange Risk
Forward Foreign Currency Contracts	(965,708)	1,917,890
Total Foreign Exchange Risk	(965,708)	1,917,890
Interest Rate Risk
Futures Contracts	20,185,596	5,509,909
Purchased Options	(4,842,110)	1,203,710
Swaps	(6,998,236)	6,749,731
Total Interest Rate Risk	8,345,250	13,463,350
Totals	4,391,456	17,344,481

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Total Bond Fund	4,525,604,068

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond Fund	19,447,470,256	20,357,863,910

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,378,891	85,660
Class M	- %	.25%	379,454	-
Class C	.75%	.25%	646,916	104,338
			2,405,261	189,998
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	69,753
Class M	3,291
Class C A	199
73,243
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of Total Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	802,631.15
Class M	216,577.14
Class C	102,783.16
Total Bond	8,380,800.10
Class I	8,710,357.15
Class Z	2,972,455.05
	21,185,603

A Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Total Bond Fund	.07%

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Bond Fund	$532,893

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Total Bond Fund	184

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Total Bond Fund	40,201	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:
	Expense Limitations	Reimbursement ($)
Class Z	.36%	2,561,405

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $97,390.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Total Bond Fund
Distributions to shareholders
Class A	$22,299,438	$42,492,535
Class M	6,147,358	12,603,210
Class C	2,122,520	4,638,108
Total Bond	363,569,435	696,708,119
Class I	251,014,970	501,173,971
Class Z	263,457,064	490,615,612
Total	$908,610,785	$1,748,231,555
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2026	Year ended August 31, 2025	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Total Bond Fund
Class A
Shares sold	15,293,353	28,466,608	$148,575,950	$271,862,705
Reinvestment of distributions	2,262,298	4,375,516	21,982,418	41,809,041
Shares redeemed	(11,854,762)	(24,721,122)	(115,107,190)	(235,616,565)
Net increase (decrease)	5,700,889	8,121,002	$55,451,178	$78,055,181
Class M
Shares sold	3,464,162	8,453,504	$33,587,897	$80,557,591
Reinvestment of distributions	629,268	1,313,719	6,103,040	12,530,788
Shares redeemed	(5,110,646)	(9,881,233)	(49,539,877)	(94,031,112)
Net increase (decrease)	(1,017,216)	(114,010)	$(9,848,940)	$(942,733)
Class C
Shares sold	1,298,650	4,109,158	$12,620,559	$39,444,312
Reinvestment of distributions	217,491	482,236	2,113,607	4,608,710
Shares redeemed	(2,183,076)	(4,629,278)	(21,205,422)	(44,109,558)
Net increase (decrease)	(666,935)	(37,884)	$(6,471,256)	$(56,536)
Total Bond
Shares sold	259,608,066	459,327,167	$2,519,445,364	$4,386,983,452
Reinvestment of distributions	33,285,415	64,740,945	323,227,899	618,319,285
Shares redeemed	(182,408,500)	(441,983,990)	(1,770,748,377)	(4,207,169,979)
Net increase (decrease)	110,484,981	82,084,122	$1,071,924,886	$798,132,758
Class I
Shares sold	224,820,901	506,637,025	$2,181,380,925	$4,845,011,551
Reinvestment of distributions	25,063,188	51,279,176	243,040,438	489,213,734
Shares redeemed	(170,256,116)	(716,488,776)	(1,650,515,176)	(6,809,751,845)
Net increase (decrease)	79,627,973	(158,572,575)	$773,906,187	$(1,475,526,560)
Class Z
Shares sold	199,676,364	400,999,494	$1,935,377,722	$3,819,801,987
Reinvestment of distributions	20,603,412	39,214,606	199,796,470	374,034,013
Shares redeemed	(148,722,130)	(272,987,160)	(1,440,761,859)	(2,595,286,872)
Net increase (decrease)	71,557,646	167,226,940	$694,412,333	$1,598,549,128
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Total Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board also considered that the total expenses for Class C of the fund ranked in the 3rd quartile of the total peer group. The Board noted that Class C has a 1.00% 12b-1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees. The Board considered that, when excluding 12b-1 fees, the fund was below median.
The Board also considered that the total expenses for Class I of the fund ranked in the 3rd quartile of the total peer group. The Board noted that Lipper categorizes Class I as institutional load, but Fidelity's Class I has no investment minimum, unlike many institutional load funds. The Board further noted that Lipper's institutional load classification includes classes with a range of investment minimums, 12b-1 fees and distribution methods, and that funds with higher investment minimums tend to have lower total expenses. In information provided to the Board, Fidelity stated that it believes Class I is generally more comparable to retail no-load funds and classes, which tend to have similar investment minimums.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.783111.123
TBD-SANN-0426
Fidelity® Series Government Bond Index Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Government Bond Index Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
U.S. Government Agency Obligations - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Financials - 0.9%
Financial Services - 0.9%
Fannie Mae 0.875% 12/18/2026	1,200,000	1,173,098
Fannie Mae 0.875% 8/5/2030	1,057,000	946,212
Fannie Mae 1.875% 9/24/2026	674,000	667,277
Fannie Mae 2.125% 4/24/2026	221,000	220,469
Fannie Mae 5.625% 7/15/2037	163,000	182,889
Fannie Mae 6.25% 5/15/2029	71,000	77,057
Fannie Mae 7.125% 1/15/2030	6,000	6,788
Fannie Mae 7.25% 5/15/2030	866,000	992,683
Federal Farm Credit Banks Funding Corp 0.72% 10/27/2026	500,000	490,570
Federal Farm Credit Banks Funding Corp 1% 10/7/2026	1,000,000	983,074
Federal Farm Credit Banks Funding Corp 1.3% 3/30/2027	130,000	126,897
Federal Farm Credit Banks Funding Corp 3% 8/3/2026	1,560,000	1,555,119
Federal Home Loan Bank 1% 3/23/2026	994,500	992,590
Federal Home Loan Bank 1.25% 10/26/2026	1,060,000	1,043,566
Federal Home Loan Bank 3.5% 10/4/2027	3,500,000	3,502,420
Federal Home Loan Bank 4.375% 9/8/2028	100,000	102,283
Federal Home Loan Bank 5.5% 7/15/2036	100,000	111,913
Freddie Mac Non Gold Pool 6.25% 7/15/2032	585,000	668,166
Freddie Mac Non Gold Pool 6.75% 3/15/2031	173,000	198,422
Freddie Mac Non Gold Pool 6.75% 9/15/2029	185,000	205,426
TOTAL FINANCIALS		14,246,919
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Tennessee Valley Authority 4.625% 9/15/2060	2,440,000	2,265,835
Tennessee Valley Authority 4.875% 1/15/2048	630,000	631,210
TOTAL UTILITIES		2,897,045
TOTAL UNITED STATES		17,143,964
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,615,704)		17,143,964

U.S. Treasury Obligations - 98.0%
	Yield (%) (b)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.35	1,361,000	893,369
US Treasury Bonds 1.125% 8/15/2040	1.40 to 4.33	954,000	620,063
US Treasury Bonds 1.375% 11/15/2040	1.36 to 1.79	12,447,000	8,357,480
US Treasury Bonds 1.375% 8/15/2050	2.42 to 5.03	3,995,000	2,056,489
US Treasury Bonds 1.625% 11/15/2050	1.57 to 5.07	10,384,000	5,697,814
US Treasury Bonds 1.75% 8/15/2041	1.91 to 4.48	5,538,000	3,866,216
US Treasury Bonds 1.875% 11/15/2051	1.80 to 4.78	14,569,000	8,409,614
US Treasury Bonds 1.875% 2/15/2041	2.18 to 2.23	2,156,000	1,556,447
US Treasury Bonds 1.875% 2/15/2051	2.41 to 4.23	2,383,000	1,390,704
US Treasury Bonds 2% 11/15/2041	1.86 to 4.21	5,551,000	4,005,393
US Treasury Bonds 2% 2/15/2050	1.26 to 5.05	7,683,000	4,698,635
US Treasury Bonds 2% 8/15/2051	1.93 to 4.60	12,301,000	7,355,614
US Treasury Bonds 2.25% 2/15/2052	2.17 to 4.01	8,250,000	5,219,092
US Treasury Bonds 2.25% 5/15/2041	1.91 to 2.21	3,180,000	2,415,806
US Treasury Bonds 2.25% 8/15/2046	2.31 to 4.65	1,700,000	1,162,973
US Treasury Bonds 2.25% 8/15/2049	2.21 to 3.80	2,544,000	1,660,059
US Treasury Bonds 2.375% 11/15/2049	2.29 to 4.63	7,159,000	4,786,183
US Treasury Bonds 2.375% 2/15/2042	3.60 to 4.16	9,280,000	7,054,098
US Treasury Bonds 2.375% 5/15/2051	2.07 to 4.37	4,459,000	2,927,264
US Treasury Bonds 2.5% 2/15/2045	2.17 to 5.24	930,000	682,605
US Treasury Bonds 2.5% 2/15/2046	3.87	2,660,000	1,922,473
US Treasury Bonds 2.75% 11/15/2042	2.29	370,000	293,630
US Treasury Bonds 2.75% 11/15/2047	3.83	450,000	332,701
US Treasury Bonds 2.75% 8/15/2042	1.96 to 3.49	3,058,000	2,439,352
US Treasury Bonds 2.75% 8/15/2047	1.17 to 4.40	9,501,000	7,045,214
US Treasury Bonds 2.875% 11/15/2046	1.93 to 4.86	3,491,000	2,675,115
US Treasury Bonds 2.875% 5/15/2043	1.94 to 4.08	2,349,000	1,883,696
US Treasury Bonds 2.875% 5/15/2049	1.81 to 2.20	475,000	353,782
US Treasury Bonds 2.875% 5/15/2052	4.55 to 4.93	3,220,000	2,339,783
US Treasury Bonds 2.875% 8/15/2045	3.02	66,000	51,307
US Treasury Bonds 3% 11/15/2044	3.00 to 4.76	2,825,000	2,261,876
US Treasury Bonds 3% 11/15/2045	2.51 to 3.95	3,672,000	2,907,048
US Treasury Bonds 3% 2/15/2047	1.90 to 3.06	5,615,000	4,383,429
US Treasury Bonds 3% 2/15/2048	2.55 to 3.79	1,326,000	1,023,765
US Treasury Bonds 3% 5/15/2042	2.11 to 4.92	3,938,000	3,271,001
US Treasury Bonds 3% 5/15/2045	1.21	303,000	241,311
US Treasury Bonds 3% 5/15/2047	3.01	8,000	6,226
US Treasury Bonds 3% 8/15/2048	1.22 to 3.39	519,000	398,657
US Treasury Bonds 3% 8/15/2052	3.68 to 4.16	8,700,000	6,480,820
US Treasury Bonds 3.125% 11/15/2041	4.20	500,000	426,152
US Treasury Bonds 3.125% 2/15/2042	4.67	70,000	59,399
US Treasury Bonds 3.125% 2/15/2043	3.01 to 4.93	877,000	732,501
US Treasury Bonds 3.125% 5/15/2048	1.51 to 3.03	4,581,000	3,608,611
US Treasury Bonds 3.125% 8/15/2044	2.82 to 4.93	2,393,000	1,960,110
US Treasury Bonds 3.25% 5/15/2042	3.99 to 4.58	3,260,000	2,802,581
US Treasury Bonds 3.375% 11/15/2048	3.17 to 4.76	2,120,000	1,738,234
US Treasury Bonds 3.375% 5/15/2044	2.09 to 4.68	5,539,000	4,726,325
US Treasury Bonds 3.375% 8/15/2042	3.70 to 4.41	3,690,000	3,215,201
US Treasury Bonds 3.625% 2/15/2044	2.18 to 4.55	2,000,000	1,773,047
US Treasury Bonds 3.625% 2/15/2053	4.05 to 4.42	7,450,000	6,253,926
US Treasury Bonds 3.625% 5/15/2053	4.61 to 4.71	1,510,000	1,266,807
US Treasury Bonds 3.625% 8/15/2043	2.68 to 4.23	2,541,000	2,263,475
US Treasury Bonds 3.75% 11/15/2043	2.85 to 4.88	7,025,000	6,349,667
US Treasury Bonds 3.75% 8/15/2041	1.23 to 2.92	275,000	255,105
US Treasury Bonds 3.875% 2/15/2043	4.32 to 4.77	1,210,000	1,121,046
US Treasury Bonds 3.875% 5/15/2043	4.12 to 4.53	20,780,000	19,210,493
US Treasury Bonds 3.875% 8/15/2040	2.76 to 3.64	2,366,000	2,251,304
US Treasury Bonds 4% 11/15/2042	4.31 to 4.71	3,140,000	2,961,903
US Treasury Bonds 4% 11/15/2052	3.65 to 5.01	11,300,000	10,152,344
US Treasury Bonds 4.125% 8/15/2044	4.68	960,000	909,150
US Treasury Bonds 4.125% 8/15/2053	4.79 to 5.07	4,540,000	4,164,918
US Treasury Bonds 4.25% 11/15/2040	2.90	92,000	91,120
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.95	11,990,000	11,231,726
US Treasury Bonds 4.25% 8/15/2054	4.12 to 4.48	4,070,000	3,813,399
US Treasury Bonds 4.375% 11/15/2039	1.85	523,000	528,965
US Treasury Bonds 4.375% 2/15/2038	4.20 to 4.65	1,250,000	1,288,428
US Treasury Bonds 4.375% 5/15/2040	4.75	540,000	544,261
US Treasury Bonds 4.375% 8/15/2043	4.90 to 5.26	1,540,000	1,514,795
US Treasury Bonds 4.5% 11/15/2054	4.71 to 4.88	1,350,000	1,318,887
US Treasury Bonds 4.5% 2/15/2036	0.91 to 4.55	2,581,000	2,708,739
US Treasury Bonds 4.5% 2/15/2044	4.29 to 4.93	15,170,000	15,122,001
US Treasury Bonds 4.5% 5/15/2038	3.83 to 4.36	2,080,000	2,164,338
US Treasury Bonds 4.625% 11/15/2044	4.85 to 4.86	4,960,000	5,006,694
US Treasury Bonds 4.625% 11/15/2045	4.63 to 4.66	2,060,000	2,073,519
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.83	4,480,000	4,472,300
US Treasury Bonds 4.625% 2/15/2040	2.25 to 3.63	1,569,000	1,625,386
US Treasury Bonds 4.625% 2/15/2046	4.57	2,100,000	2,114,766
US Treasury Bonds 4.625% 2/15/2055	4.58 to 4.93	6,520,000	6,502,682
US Treasury Bonds 4.625% 5/15/2044	4.79	1,140,000	1,152,959
US Treasury Bonds 4.625% 5/15/2054	4.35 to 4.90	8,310,000	8,283,382
US Treasury Bonds 4.75% 11/15/2043	4.63	570,000	586,699
US Treasury Bonds 4.75% 11/15/2053	4.21 to 4.83	23,010,000	23,382,115
US Treasury Bonds 4.75% 2/15/2041	2.97 to 4.63	2,212,000	2,309,812
US Treasury Bonds 4.75% 2/15/2056	4.63 to 4.71	3,160,000	3,220,238
US Treasury Bonds 4.75% 5/15/2055	4.76 to 4.90	3,010,000	3,063,263
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.73	4,650,000	4,735,008
US Treasury Bonds 4.875% 8/15/2045	4.63 to 4.87	8,620,000	8,966,147
US Treasury Bonds 5% 5/15/2037	1.50 to 4.43	2,741,000	2,990,688
US Treasury Bonds 5% 5/15/2045	4.54 to 4.89	3,540,000	3,742,167
US Treasury Bonds 5.25% 11/15/2028	2.67 to 3.66	2,005,000	2,101,412
US Treasury Bonds 5.25% 2/15/2029	1.40 to 4.23	10,944,000	11,537,797
US Treasury Bonds 5.375% 2/15/2031	3.70	1,960,000	2,122,313
US Treasury Bonds 5.5% 8/15/2028	3.81 to 4.45	4,147,000	4,352,892
US Treasury Bonds 6.25% 5/15/2030	3.44 to 3.70	6,070,000	6,722,288
US Treasury Bonds 6.375% 8/15/2027	3.71	1,460,000	1,520,624
US Treasury Bonds 6.5% 11/15/2026	3.61	980,000	999,141
US Treasury Notes 0.375% 7/31/2027	0.74 to 4.39	23,102,000	22,130,092
US Treasury Notes 0.375% 9/30/2027	0.62 to 1.16	1,530,000	1,458,998
US Treasury Notes 0.5% 10/31/2027	1.42 to 1.46	5,860,000	5,585,770
US Treasury Notes 0.5% 4/30/2027	0.55 to 4.81	8,887,000	8,587,758
US Treasury Notes 0.5% 5/31/2027	1.27 to 3.75	5,115,000	4,930,580
US Treasury Notes 0.5% 6/30/2027	0.49 to 3.88	4,825,000	4,640,670
US Treasury Notes 0.5% 8/31/2027	0.49 to 4.24	4,183,000	4,005,713
US Treasury Notes 0.625% 11/30/2027	1.35 to 4.30	6,368,000	6,070,495
US Treasury Notes 0.625% 12/31/2027	0.64 to 0.76	2,957,000	2,812,500
US Treasury Notes 0.625% 3/31/2027	0.51 to 3.59	7,056,000	6,843,218
US Treasury Notes 0.625% 5/15/2030	0.65 to 3.53	3,797,000	3,376,660
US Treasury Notes 0.625% 8/15/2030	1.15 to 4.06	11,548,000	10,192,463
US Treasury Notes 0.75% 1/31/2028	4.33	2,997,000	2,851,482
US Treasury Notes 0.875% 11/15/2030	3.87 to 4.32	11,109,000	9,849,257
US Treasury Notes 1% 7/31/2028	2.37 to 3.68	1,010,000	954,725
US Treasury Notes 1.125% 2/15/2031	3.71 to 3.72	3,390,000	3,025,707
US Treasury Notes 1.125% 2/29/2028	4.50	2,710,000	2,592,496
US Treasury Notes 1.125% 8/31/2028	1.09 to 1.54	1,748,000	1,654,182
US Treasury Notes 1.25% 3/31/2028	1.91 to 4.36	1,660,000	1,589,385
US Treasury Notes 1.25% 4/30/2028	1.28 to 4.33	8,813,000	8,423,300
US Treasury Notes 1.25% 5/31/2028	3.88 to 3.97	9,250,000	8,825,439
US Treasury Notes 1.25% 6/30/2028	1.21 to 4.20	9,260,000	8,821,235
US Treasury Notes 1.25% 8/15/2031	1.31 to 4.69	19,994,000	17,697,033
US Treasury Notes 1.25% 9/30/2028	1.56 to 4.27	2,220,000	2,103,537
US Treasury Notes 1.375% 10/31/2028	1.32 to 4.88	3,480,000	3,303,009
US Treasury Notes 1.375% 11/15/2031	1.44 to 4.50	18,323,000	16,221,581
US Treasury Notes 1.375% 12/31/2028	1.82 to 4.09	8,811,000	8,336,032
US Treasury Notes 1.5% 11/30/2028	1.70 to 4.34	12,376,000	11,767,352
US Treasury Notes 1.5% 2/15/2030	0.69 to 4.40	14,272,000	13,251,775
US Treasury Notes 1.625% 5/15/2031	1.51 to 4.49	9,393,000	8,536,623
US Treasury Notes 1.625% 8/15/2029	3.93 to 4.70	4,888,000	4,606,749
US Treasury Notes 1.75% 1/31/2029	3.53 to 3.89	8,680,000	8,286,688
US Treasury Notes 1.75% 11/15/2029	1.16 to 3.55	8,229,000	7,752,618
US Treasury Notes 1.875% 2/15/2032	1.84 to 4.20	10,830,000	9,813,476
US Treasury Notes 1.875% 2/28/2029	4.23 to 4.27	5,390,000	5,157,767
US Treasury Notes 2.25% 11/15/2027	1.55 to 4.34	4,563,000	4,475,305
US Treasury Notes 2.25% 8/15/2027	1.63 to 2.66	1,597,000	1,569,988
US Treasury Notes 2.375% 3/31/2029	2.87 to 2.89	3,930,000	3,812,561
US Treasury Notes 2.375% 5/15/2027	3.15	4,000	3,946
US Treasury Notes 2.375% 5/15/2029	0.86 to 3.24	3,505,000	3,395,880
US Treasury Notes 2.5% 3/31/2027	3.54	20,290,000	20,076,004
US Treasury Notes 2.625% 2/15/2029	2.37 to 4.27	4,831,000	4,726,832
US Treasury Notes 2.625% 5/31/2027	2.71 to 4.40	3,380,000	3,344,616
US Treasury Notes 2.625% 7/31/2029	4.03	1,681,000	1,638,384
US Treasury Notes 2.75% 2/15/2028	1.74 to 3.15	1,089,000	1,075,983
US Treasury Notes 2.75% 4/30/2027	4.55	4,700,000	4,660,344
US Treasury Notes 2.75% 5/31/2029	2.72 to 3.04	880,000	862,124
US Treasury Notes 2.75% 7/31/2027	2.71 to 4.12	4,416,000	4,373,565
US Treasury Notes 2.75% 8/15/2032	3.16 to 4.06	11,750,000	11,122,568
US Treasury Notes 2.875% 4/30/2029	3.60 to 4.75	12,210,000	12,016,357
US Treasury Notes 2.875% 5/15/2028	1.40 to 4.05	5,922,000	5,857,922
US Treasury Notes 2.875% 5/15/2032	2.67 to 4.73	9,980,000	9,545,714
US Treasury Notes 2.875% 8/15/2028	0.89 to 4.16	13,312,000	13,153,920
US Treasury Notes 3.125% 11/15/2028	1.32 to 2.72	3,448,000	3,424,699
US Treasury Notes 3.125% 8/31/2027	3.31 to 4.08	4,070,000	4,051,399
US Treasury Notes 3.125% 8/31/2029	3.37 to 4.48	5,100,000	5,048,602
US Treasury Notes 3.25% 6/30/2027	2.72 to 3.47	3,060,000	3,051,752
US Treasury Notes 3.25% 6/30/2029	2.71 to 4.12	8,430,000	8,385,874
US Treasury Notes 3.375% 2/29/2028	3.39	6,410,000	6,408,498
US Treasury Notes 3.375% 5/15/2033	3.63 to 3.95	10,880,000	10,627,125
US Treasury Notes 3.375% 9/15/2027	3.83 to 4.11	3,370,000	3,366,841
US Treasury Notes 3.375% 9/15/2028	3.60 to 3.62	9,360,000	9,356,709
US Treasury Notes 3.5% 1/15/2029	3.60	8,970,000	8,997,331
US Treasury Notes 3.5% 1/31/2028	3.91	2,270,000	2,274,345
US Treasury Notes 3.5% 1/31/2030	4.86	1,560,000	1,562,316
US Treasury Notes 3.5% 10/15/2028	3.57	3,590,000	3,599,817
US Treasury Notes 3.5% 10/31/2027	3.48	2,390,000	2,392,707
US Treasury Notes 3.5% 11/15/2028	3.49	4,730,000	4,743,488
US Treasury Notes 3.5% 11/30/2030	3.63	4,950,000	4,947,293
US Treasury Notes 3.5% 12/15/2028	3.53	6,510,000	6,529,327
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.50	8,640,000	8,667,000
US Treasury Notes 3.5% 2/15/2033	3.43 to 4.17	12,640,000	12,466,694
US Treasury Notes 3.5% 2/28/2031	3.52	4,100,000	4,096,797
US Treasury Notes 3.5% 9/30/2027	3.53 to 3.61	12,290,000	12,303,442
US Treasury Notes 3.5% 9/30/2029	4.02	18,540,000	18,579,832
US Treasury Notes 3.625% 10/31/2030	3.60 to 3.71	13,600,000	13,666,938
US Treasury Notes 3.625% 12/31/2030	3.71	8,200,000	8,237,797
US Treasury Notes 3.625% 3/31/2030	4.10	4,420,000	4,445,898
US Treasury Notes 3.625% 8/15/2028	3.58 to 3.60	20,230,000	20,345,374
US Treasury Notes 3.625% 8/31/2027	3.61	6,640,000	6,657,378
US Treasury Notes 3.625% 8/31/2029	3.75 to 4.09	17,460,000	17,569,125
US Treasury Notes 3.625% 8/31/2030	3.69	6,030,000	6,061,328
US Treasury Notes 3.625% 9/30/2030	3.74	5,240,000	5,266,814
US Treasury Notes 3.75% 1/31/2031	3.52 to 3.80	17,190,000	17,364,586
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.89	8,430,000	8,453,709
US Treasury Notes 3.75% 11/30/2032	3.70 to 4.01	15,500,000	15,541,777
US Treasury Notes 3.75% 12/31/2028	3.83	3,270,000	3,301,550
US Treasury Notes 3.75% 4/15/2028	3.59	7,870,000	7,927,180
US Treasury Notes 3.75% 4/30/2027	3.60 to 3.92	22,900,000	22,966,195
US Treasury Notes 3.75% 5/15/2028	3.86 to 3.89	24,210,000	24,392,802
US Treasury Notes 3.75% 5/31/2030	3.57	5,080,000	5,132,983
US Treasury Notes 3.75% 6/30/2027	3.54 to 3.72	6,670,000	6,695,013
US Treasury Notes 3.75% 6/30/2030	4.63	2,020,000	2,041,068
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.13	5,130,000	5,169,677
US Treasury Notes 3.875% 11/30/2029	3.45	930,000	943,731
US Treasury Notes 3.875% 12/31/2027	3.62	5,820,000	5,867,347
US Treasury Notes 3.875% 12/31/2029	4.28	1,410,000	1,430,985
US Treasury Notes 3.875% 3/15/2028	3.59	3,660,000	3,694,884
US Treasury Notes 3.875% 3/31/2027	3.68	2,860,000	2,870,948
US Treasury Notes 3.875% 4/30/2030	3.72	8,080,000	8,203,725
US Treasury Notes 3.875% 5/31/2027	3.83	4,810,000	4,832,923
US Treasury Notes 3.875% 6/15/2028	3.69 to 3.77	15,190,000	15,354,361
US Treasury Notes 3.875% 6/30/2030	3.70 to 3.80	10,030,000	10,186,327
US Treasury Notes 3.875% 7/15/2028	3.89	2,910,000	2,941,942
US Treasury Notes 3.875% 7/31/2027	3.58	3,370,000	3,389,351
US Treasury Notes 3.875% 7/31/2030	3.67 to 3.74	7,910,000	8,034,212
US Treasury Notes 3.875% 8/15/2033	3.95 to 4.91	14,630,000	14,736,296
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.28	7,990,000	8,001,620
US Treasury Notes 3.875% 8/31/2032	3.93	960,000	970,575
US Treasury Notes 3.875% 9/30/2029	4.35	2,070,000	2,099,918
US Treasury Notes 3.875% 9/30/2032	3.93	4,850,000	4,901,531
US Treasury Notes 4% 1/31/2031	4.28 to 4.40	4,600,000	4,696,672
US Treasury Notes 4% 1/31/2033	3.71 to 3.85	1,990,000	2,024,203
US Treasury Notes 4% 10/31/2029	3.72 to 4.15	5,800,000	5,910,109
US Treasury Notes 4% 11/15/2035	4.02 to 4.25	10,810,000	10,848,848
US Treasury Notes 4% 12/15/2027	4.32 to 4.48	6,110,000	6,172,398
US Treasury Notes 4% 2/15/2034	3.95 to 4.69	14,920,000	15,116,408
US Treasury Notes 4% 2/28/2030	3.54 to 4.58	5,060,000	5,160,014
US Treasury Notes 4% 2/29/2028	4.17	2,430,000	2,458,002
US Treasury Notes 4% 3/31/2030	3.96	3,650,000	3,723,000
US Treasury Notes 4% 4/30/2032	3.93 to 4.06	7,130,000	7,266,751
US Treasury Notes 4% 5/31/2030	3.95 to 3.96	22,730,000	23,193,479
US Treasury Notes 4% 6/30/2028	4.31	5,140,000	5,211,077
US Treasury Notes 4% 7/31/2029	4.32	4,700,000	4,787,430
US Treasury Notes 4% 7/31/2032	3.76 to 4.15	4,810,000	4,899,248
US Treasury Notes 4.125% 10/31/2027	3.50 to 4.23	10,520,000	10,637,939
US Treasury Notes 4.125% 10/31/2029	4.15 to 4.39	6,040,000	6,180,619
US Treasury Notes 4.125% 11/15/2027	4.11	11,040,000	11,167,650
US Treasury Notes 4.125% 11/15/2032	3.50 to 4.44	7,680,000	7,872,000
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.09	2,370,000	2,401,477
US Treasury Notes 4.125% 2/29/2032	4.12	3,110,000	3,191,516
US Treasury Notes 4.125% 3/31/2032	4.08	2,310,000	2,370,728
US Treasury Notes 4.125% 5/31/2032	3.99	5,700,000	5,848,133
US Treasury Notes 4.125% 7/31/2031	4.22	2,190,000	2,249,611
US Treasury Notes 4.125% 8/31/2030	3.90 to 4.66	6,000,000	6,153,516
US Treasury Notes 4.25% 1/15/2028	4.24	12,310,000	12,496,573
US Treasury Notes 4.25% 1/31/2030	4.33	6,190,000	6,367,963
US Treasury Notes 4.25% 11/15/2034	4.15 to 4.58	22,220,000	22,828,446
US Treasury Notes 4.25% 2/15/2028	3.97	25,150,000	25,554,689
US Treasury Notes 4.25% 2/28/2031	3.87 to 4.27	17,330,000	17,893,225
US Treasury Notes 4.25% 5/15/2035	4.24 to 4.36	7,180,000	7,364,268
US Treasury Notes 4.25% 6/30/2029	3.61	2,490,000	2,554,779
US Treasury Notes 4.25% 8/15/2035	3.93 to 4.22	15,800,000	16,192,531
US Treasury Notes 4.375% 1/31/2032	4.15 to 4.44	18,020,000	18,733,057
US Treasury Notes 4.375% 11/30/2030	3.60	2,730,000	2,831,522
US Treasury Notes 4.375% 5/15/2034	3.73 to 4.38	8,480,000	8,804,294
US Treasury Notes 4.375% 8/31/2028	4.60	2,290,000	2,343,672
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.56	9,290,000	9,731,638
US Treasury Notes 4.5% 5/31/2029	4.35	4,050,000	4,184,156
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.39	12,290,000	12,967,870
US Treasury Notes 4.625% 4/30/2029	3.64	2,500,000	2,590,332
US Treasury Notes 4.625% 4/30/2031	4.08 to 4.36	8,670,000	9,107,225
US Treasury Notes 4.625% 9/30/2028	3.46	4,970,000	5,121,236
US Treasury Notes 4.625% 9/30/2030	4.28 to 4.38	3,370,000	3,528,364
US Treasury Notes 4.75% 2/15/2045	4.70 to 4.79	3,620,000	3,710,500
US Treasury Notes 4.875% 10/31/2028	4.13 to 4.16	4,800,000	4,979,625
US Treasury Notes 4.875% 10/31/2030	4.91	770,000	814,876
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,528,435,778)			1,503,830,157

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $15,308,489)	3.70	15,305,428	15,308,489

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,561,359,971)	1,536,282,610
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,218,029)
NET ASSETS - 100.0%	1,535,064,581

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,090,395	78,349,150	71,132,115	82,356	1,059	-	15,308,489	15,305,428	0.0%
Fidelity Securities Lending Cash Central Fund	-	125,346,523	125,346,853	6,329	330	-	-	-	0.0%
Total	8,090,395	203,695,673	196,478,968	88,685	1,389	-	15,308,489

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government Agency Obligations
Financials	14,246,919	-	14,246,919	-
Utilities	2,897,045	-	2,897,045	-

U.S. Treasury Obligations	1,503,830,157	-	1,503,830,157	-

Money Market Funds	15,308,489	15,308,489	-	-
Total Investments in Securities:	1,536,282,610	15,308,489	1,520,974,121	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,546,051,482)	$1,520,974,121
Fidelity Central Funds (cost $15,308,489)	15,308,489

Total Investment in Securities (cost $1,561,359,971)		$1,536,282,610
Cash		330
Receivable for investments sold		17,625,179
Receivable for fund shares sold		12,451,898
Interest receivable		11,447,856
Distributions receivable from Fidelity Central Funds		26,462
Total assets		1,577,834,335
Liabilities
Payable for investments purchased	$38,993,998
Payable for fund shares redeemed	3,772,541
Distributions payable	59
Other payables and accrued expenses	3,156
Total liabilities		42,769,754
Net Assets		$1,535,064,581
Net Assets consist of:
Paid in capital		$1,596,971,190
Total accumulated earnings (loss)		(61,906,609)
Net Assets		$1,535,064,581
Net Asset Value, offering price and redemption price per share ($1,535,064,581 ÷ 164,451,472 shares)		$9.33
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$26,953,666
Income from Fidelity Central Funds (including $6,329 from security lending)		88,685
Total income		27,042,351
Expenses
Custodian fees and expenses	$6,383
Independent trustees' fees and expenses	1,516
Total expenses		7,899
Net Investment income (loss)		27,034,452
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,533,923)
Fidelity Central Funds	1,389
Total net realized gain (loss)		(2,532,534)
Change in net unrealized appreciation (depreciation) on investment securities		25,907,255
Net gain (loss)		23,374,721
Net increase (decrease) in net assets resulting from operations		$50,409,173
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,034,452	$42,049,756
Net realized gain (loss)	(2,532,534)	(6,722,104)
Change in net unrealized appreciation (depreciation)	25,907,255	(3,904,838)
Net increase (decrease) in net assets resulting from operations	50,409,173	31,422,814
Distributions to shareholders	(27,034,431)	(42,046,935)

Share transactions
Proceeds from sales of shares	274,045,886	597,152,992
Reinvestment of distributions	26,989,461	42,034,249
Cost of shares redeemed	(190,610,921)	(166,572,696)

Net increase (decrease) in net assets resulting from share transactions	110,424,426	472,614,545
Total increase (decrease) in net assets	133,799,168	461,990,424

Net Assets
Beginning of period	1,401,265,413	939,274,989
End of period	$1,535,064,581	$1,401,265,413

Other Information
Shares
Sold	29,637,611	65,149,397
Issued in reinvestment of distributions	2,916,008	4,589,704
Redeemed	(20,622,338)	(18,224,651)
Net increase (decrease)	11,931,281	51,514,450

Financial Highlights
Fidelity® Series Government Bond Index Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.19	$9.30	$9.05	$9.46	$10.73	$11.23
Income from Investment Operations
Net investment income (loss) A,B	.172	.333	.291	.228	.133	.118
Net realized and unrealized gain (loss)	.140	(.111)	.250	(.412)	(1.270)	(.323)
Total from investment operations	.312	.222	.541	(.184)	(1.137)	(.205)
Distributions from net investment income	(.172)	(.332)	(.291)	(.226)	(.133)	(.125)
Distributions from net realized gain	-	-	-	-	-	(.170)
Total distributions	(.172)	(.332)	(.291)	(.226)	(.133)	(.295)
Net asset value, end of period	$9.33	$9.19	$9.30	$9.05	$9.46	$10.73
Total Return C,D	3.43%	2.46%	6.11%	(1.96)%	(10.66)%	(1.85)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	3.76% H	3.65%	3.22%	2.48%	1.32%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,535,065	$1,401,265	$939,275	$755,356	$589,742	$570,934
Portfolio turnover rate I	28 % H	23%	23%	26%	41%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$19,420,355
Gross unrealized depreciation	(44,849,416)
Net unrealized appreciation (depreciation)	$(25,429,061)
Tax cost	$1,561,711,671

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(6,021,186)
Long-term	(27,656,137)
Total capital loss carryforward	$(33,677,323)

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Government Bond Index Fund	680	-	-

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Government Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through December 31, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9891226.107
XGB-SANN-0426
Fidelity® Intermediate Government Income Fund

Semi-Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Intermediate Government Income Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Collateralized Mortgage Obligations - 3.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.0%
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	1,155,068	1,078,485
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	101,115	88,463
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	107,457	94,011
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	88,820	81,178
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	139,721	127,108
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	137,894	131,296
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	505,107	491,818
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,064,478	974,533
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	101,428	92,487
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	194,915	185,632
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.1172% 11/25/2053 (f)(g)	671,411	679,599
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2053 (f)(g)	354,561	357,117
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (f)(g)	516,144	520,350
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2054 (f)(g)	290,177	292,241
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (f)(g)	370,608	374,542
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2054 (f)(g)	428,812	433,226
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (f)(g)	287,522	289,910
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	79,683	72,435
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	403,240	349,869
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	504,914	454,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	99,406	92,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	105,635	96,154
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	104,106	96,681
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	117,699	105,768
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	78,945	73,364
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	355,689	331,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	573,491	566,766
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	217,660	212,019
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	286,497	277,009
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	327,167	320,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 8/25/2053 (f)(g)	1,310,169	1,319,106
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (f)(g)	923,254	931,771
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 11/25/2054 (f)(g)	462,595	465,252
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (f)(g)	681,665	686,556
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (f)(g)	218,464	219,623
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2054 (f)(g)	444,170	447,758
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (f)(g)	435,901	439,559
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.7172% 4/25/2055 (f)(g)	1,181,196	1,187,880
TOTAL UNITED STATES		15,038,201
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,687,373)		15,038,201

Commercial Mortgage Securities - 10.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.3%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	486,922	485,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	1,642,071	1,634,944
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	1,623,363	1,613,918
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	2,500,000	2,483,220
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (f)	471,509	468,978
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	4,100,000	4,079,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	12,807,703	12,747,756
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K062 Class A2, 3.413% 12/25/2026	2,278,537	2,268,417
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	496,644	494,538
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	2,200,000	2,186,439
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K067 Class A2, 3.194% 7/25/2027	700,000	694,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	3,200,000	3,176,018
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	798,782	795,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	870,290	865,175
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K737 Class A2, 2.525% 10/25/2026	8,200,000	8,133,318
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K739 Class A2, 1.336% 9/25/2027	5,963,448	5,782,058
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2292% 4/25/2029 (f)(g)	2,296,742	2,298,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1792% 10/25/2030 (f)(g)	1,999,810	1,999,808
TOTAL UNITED STATES		52,208,173
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $52,036,545)		52,208,173

U.S. Government Agency - Mortgage Securities - 9.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.1%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	318,814	284,332
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	37,791	37,213
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (b)	538,042	473,489
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	35,457	32,637
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	17,065	15,688
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040 (e)	1,012,859	973,176
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	24,606	24,244
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	68,710	67,562
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	41,895	41,353
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	17,067	16,824
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034 (c)	49,268	48,581
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	108,181	106,373
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	370,435	352,333
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (b)	118,334	120,431
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053 (c)	88,367	91,420
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053 (c)	152,025	157,484
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	38,839	40,028
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (b)(c)	282,979	295,507
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (c)	229,412	239,282
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055 (b)	378,804	396,905
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053 (b)(c)	507,161	529,613
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055 (b)(c)	170,185	180,660
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054 (b)	103,602	108,117
Freddie Mac Gold Pool 2% 11/1/2050	50,771	42,503
Freddie Mac Gold Pool 2.5% 11/1/2041	1,136,806	1,047,869
Freddie Mac Gold Pool 2.5% 2/1/2042	212,482	196,161
Freddie Mac Gold Pool 2.5% 5/1/2041	449,341	416,966
Freddie Mac Gold Pool 3% 12/1/2030	13,194	12,999
Freddie Mac Gold Pool 3% 2/1/2033	11,953	11,783
Freddie Mac Gold Pool 3.5% 1/1/2034	171,042	169,801
Freddie Mac Gold Pool 5.5% 9/1/2052	209,896	216,688
Freddie Mac Gold Pool 6% 12/1/2052 (b)(c)	327,808	342,628
Freddie Mac Gold Pool 6.5% 10/1/2053 (c)	266,872	281,942
Freddie Mac Gold Pool 6.5% 10/1/2053 (b)	263,939	279,255
Freddie Mac Non Gold Pool 6% 9/1/2053	38,648	40,177
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (b)	309,156	326,710
Ginnie Mae I Pool 2.5% 12/20/2051	444,808	390,972
Ginnie Mae I Pool 2.5% 8/20/2051	376,875	331,260
Ginnie Mae I Pool 2.5% 9/20/2051	333,974	293,553
Ginnie Mae II Pool 2% 1/20/2051	540,065	457,817
Ginnie Mae II Pool 2% 3/20/2052	113,656	96,347
Ginnie Mae II Pool 2% 9/20/2050	92,936	78,956
Ginnie Mae II Pool 5.5% 12/20/2054	165,172	167,655
Ginnie Mae II Pool 5.5% 3/1/2056 (d)	3,700,000	3,747,641
Ginnie Mae II Pool 6% 3/1/2056 (d)	12,525,000	12,779,075
Ginnie Mae II Pool 6% 4/1/2056 (d)	3,400,000	3,466,580
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (d)	5,100,000	4,416,481
Uniform Mortgage Backed Securities 4% 3/1/2056 (d)	2,325,000	2,259,881
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (d)	3,700,000	3,759,547
Uniform Mortgage Backed Securities 6% 3/1/2056 (d)	5,700,000	5,846,731
TOTAL UNITED STATES		46,111,230
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $45,708,132)		46,111,230

U.S. Government Agency Obligations - 3.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.0%
Financials - 3.0%
Financial Services - 3.0%
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.79% 6/12/2028 (f)(g)	7,430,000	7,429,926
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.165%, 3.835% 1/19/2029 (f)(g)	7,990,000	7,989,868

TOTAL UNITED STATES		15,419,794
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,420,000)		15,419,794

U.S. Treasury Obligations - 80.7%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.71 to 4.83	3,560,000	3,593,514
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.84	1,890,000	1,886,752
US Treasury Bonds 4.75% 8/15/2055	4.81	620,000	631,333
US Treasury Bonds 5% 5/15/2045	4.55 to 4.69	1,130,000	1,194,534
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	1,530,156	1,508,778
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	53,595,000	50,718,456
US Treasury Notes 1.25% 12/31/2026	1.26	3,278,000	3,216,502
US Treasury Notes 1.25% 9/30/2028	1.45	580,000	549,573
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.57	5,049,000	4,956,422
US Treasury Notes 1.875% 2/28/2027	1.71	2,980,000	2,932,017
US Treasury Notes 2.625% 7/31/2029	2.83	410,000	399,606
US Treasury Notes 2.75% 7/31/2027	2.68 to 2.71	2,880,000	2,852,325
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	13,693,000	12,961,815
US Treasury Notes 2.875% 4/30/2029	2.97	600,000	590,484
US Treasury Notes 2.875% 5/15/2032	2.84 to 2.86	2,646,000	2,530,858
US Treasury Notes 3.125% 11/15/2028	2.69 to 3.01	8,510,000	8,452,491
US Treasury Notes 3.375% 5/15/2033	3.83	290,000	283,260
US Treasury Notes 3.5% 1/15/2029	3.52 to 3.66	9,700,000	9,729,555
US Treasury Notes 3.5% 1/31/2028	3.83	1,920,000	1,923,675
US Treasury Notes 3.5% 10/15/2028	3.65	3,520,000	3,529,625
US Treasury Notes 3.5% 2/15/2029	3.45 to 3.47	10,690,000	10,723,406
US Treasury Notes 3.5% 2/15/2033	3.91	730,000	719,991
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.58	7,540,000	7,556,199
US Treasury Notes 3.625% 3/31/2030	3.40 to 3.55	4,740,000	4,767,773
US Treasury Notes 3.75% 11/30/2032	3.95	2,530,000	2,536,819
US Treasury Notes 3.75% 4/30/2027	3.98	3,240,000	3,249,366
US Treasury Notes 3.75% 6/30/2027	3.62	8,000,000	8,030,000
US Treasury Notes 3.75% 6/30/2030	3.86	14,430,000	14,580,500
US Treasury Notes 3.875% 12/31/2027	3.66 to 3.95	1,800,000	1,814,644
US Treasury Notes 3.875% 12/31/2032	3.95	810,000	817,973
US Treasury Notes 3.875% 3/15/2028	3.88 to 3.89	3,500,000	3,533,359
US Treasury Notes 3.875% 3/31/2027	3.89	6,410,000	6,434,538
US Treasury Notes 3.875% 5/31/2027	3.90 to 3.91	5,200,000	5,224,781
US Treasury Notes 3.875% 8/15/2033	4.58 to 4.77	1,350,000	1,359,809
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.80	4,680,000	4,686,806
US Treasury Notes 4% 1/15/2027	4.14	4,740,000	4,758,330
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	700,000	714,711
US Treasury Notes 4% 10/31/2029	4.14 to 4.15	6,300,000	6,419,602
US Treasury Notes 4% 11/15/2035	4.14 to 4.24	8,210,000	8,239,505
US Treasury Notes 4% 6/30/2028	3.95 to 4.04	8,620,000	8,739,198
US Treasury Notes 4% 7/31/2029	3.83	200,000	203,720
US Treasury Notes 4% 7/31/2030	4.07 to 4.18	2,560,000	2,612,800
US Treasury Notes 4.125% 10/31/2026	4.15	20,000,000	20,062,344
US Treasury Notes 4.125% 10/31/2029	3.63	2,537,000	2,596,065
US Treasury Notes 4.125% 11/30/2031	4.13	3,110,000	3,192,731
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	20,080,000	20,188,401
US Treasury Notes 4.125% 2/15/2036	3.97	3,420,000	3,465,422
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	3,670,000	3,768,488
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	4,000,000	4,105,156
US Treasury Notes 4.125% 5/31/2032	4.17 to 4.18	1,600,000	1,641,581
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	3,770,000	3,866,459
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.33	12,080,000	12,263,088
US Treasury Notes 4.25% 11/15/2034	4.31 to 4.78	2,016,000	2,071,204
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	4,250,000	4,388,125
US Treasury Notes 4.25% 3/15/2027	4.36 to 4.42	7,250,000	7,304,140
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	3,960,000	4,063,022
US Treasury Notes 4.25% 6/30/2031	3.99 to 4.45	4,920,000	5,082,783
US Treasury Notes 4.25% 8/15/2035	4.11 to 4.23	23,140,000	23,714,884
US Treasury Notes 4.375% 11/30/2028	4.11 to 4.15	6,350,000	6,511,975
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.31	2,016,000	2,090,970
US Treasury Notes 4.375% 12/15/2026	4.18	760,000	764,756
US Treasury Notes 4.375% 5/15/2034	4.28	670,000	695,622
US Treasury Notes 4.625% 11/15/2026	4.34 to 4.68	12,958,000	13,047,309
US Treasury Notes 4.625% 3/15/2026	4.07	620,000	620,181
US Treasury Notes 4.625% 9/30/2028	4.57 to 4.76	10,550,000	10,871,033
US Treasury Notes 4.625% 9/30/2030	4.57	11,400,000	11,935,711
US Treasury Notes 4.75% 2/15/2045	4.61 to 4.99	3,940,000	4,038,500
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.65	258,000	267,655
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	12,410,000	13,133,270
TOTAL U.S. TREASURY OBLIGATIONS (Cost $406,516,327)			407,916,280

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $5,642,670)	3.70	5,641,542	5,642,670

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	1,360,000	1,288
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	5,120,000	136,486
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	2,200,000	60,692
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/2030	4,330,000	114,884
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	5,600,000	73,552

TOTAL PUT SWAPTIONS			386,902
Call Swaptions - 0.2%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/2026	1,360,000	42,599
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	5,120,000	195,412
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	2,200,000	81,076
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.146% and pay anually a floating rate based on US SOFR Index, expiring August 2035	7/2030	4,330,000	172,051
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.964% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	5,600,000	239,346

TOTAL CALL SWAPTIONS			730,484
TOTAL PURCHASED SWAPTIONS (Cost $1,274,814)			1,117,386

TOTAL INVESTMENT IN SECURITIES - 107.4% (Cost $541,285,861)	543,453,734
NET OTHER ASSETS (LIABILITIES) - (7.4)%	(37,511,169)
NET ASSETS - 100.0%	505,942,565

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2.5% 3/1/2056	(150,000)	(132,335)
Ginnie Mae II Pool 6% 3/1/2056	(12,525,000)	(12,779,075)
Ginnie Mae II Pool 6% 4/1/2056	(3,400,000)	(3,466,580)
Uniform Mortgage Backed Securities 2% 3/1/2056	(2,500,000)	(2,070,410)
Uniform Mortgage Backed Securities 2.5% 3/1/2056	(5,100,000)	(4,416,481)
Uniform Mortgage Backed Securities 2.5% 4/1/2056	(5,100,000)	(4,416,680)
Uniform Mortgage Backed Securities 3% 3/1/2056	(6,300,000)	(5,696,824)
Uniform Mortgage Backed Securities 3.5% 4/1/2056	(6,100,000)	(5,746,391)
Uniform Mortgage Backed Securities 4% 3/1/2056	(4,500,000)	(4,373,965)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(6,000,000)	(5,932,969)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(3,700,000)	(3,759,547)
Uniform Mortgage Backed Securities 6% 3/1/2056	(5,700,000)	(5,846,731)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(58,637,988)

TOTAL TBA SALE COMMITMENTS (Proceeds $58,231,575)		(58,637,988)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	476	6/2026	54,159,875	400,602
CBOT 2Y US Treasury Notes Contracts (United States)	457	6/2026	95,620,109	133,014
CBOT US Treasury Ultra Bond Contracts (United States)	20	6/2026	2,431,250	13,579

TOTAL LONG				547,195

SHORT

Interest Rate Contracts
CBOT US Treasury Long Bond Contracts (United States)	(19)	6/2026	(2,249,719)	(22,599)

TOTAL FUTURES CONTRACTS				524,596
The notional amount of long futures as a percentage of Net Assets is 30.0%.
The notional amount of short futures as a percentage of Net Assets is 0.4%.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	35,617,000	(67,315)	0	(67,315)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	1,160,000	49,461	0	49,461
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	21,554,000	(131,335)	0	(131,335)
TOTAL INTEREST RATE SWAPS							(149,189)	0	(149,189)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,569,105.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,056,528.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $300,414.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	30,913,260	69,263,280	94,533,699	236,703	(170)	(1)	5,642,670	5,641,542	0.0%
Fidelity Securities Lending Cash Central Fund	-	24,064,975	24,064,901	790	(74)	-	-	-	0.0%
Total	30,913,260	93,328,255	118,598,600	237,493	(244)	(1)	5,642,670

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Collateralized Mortgage Obligations	15,038,201	-	15,038,201	-

Commercial Mortgage Securities	52,208,173	-	52,208,173	-

U.S. Government Agency - Mortgage Securities	46,111,230	-	46,111,230	-

U.S. Government Agency Obligations
Financials	15,419,794	-	15,419,794	-

U.S. Treasury Obligations	407,916,280	-	407,916,280	-

Money Market Funds	5,642,670	5,642,670	-	-

Purchased Swaptions	1,117,386	-	1,117,386	-
Total Investments in Securities:	543,453,734	5,642,670	537,811,064	-
Derivative Instruments:

Assets
Futures Contracts	547,195	547,195	-	-
Swaps	49,461	-	49,461	-
Total Assets	596,656	547,195	49,461	-

Liabilities
Futures Contracts	(22,599)	(22,599)	-	-
Swaps	(198,650)	-	(198,650)	-
Total Liabilities	(221,249)	(22,599)	(198,650)	-
Total Derivative Instruments:	375,407	524,596	(149,189)	-
Other Financial Instruments:

TBA Sale Commitments	(58,637,988)	-	(58,637,988)	-
Total Other Financial Instruments:	(58,637,988)	-	(58,637,988)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	547,195	(22,599)
Purchased Swaptions (b)	1,117,386	-
Swaps (c)	49,461	(198,650)
Total Interest Rate Risk	1,714,042	(221,249)
Total Value of Derivatives	1,714,042	(221,249)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $535,643,191)	$537,811,064
Fidelity Central Funds (cost $5,642,670)	5,642,670

Total Investment in Securities (cost $541,285,861)		$543,453,734
Receivable for TBA sale commitments		58,231,575
Receivable for fund shares sold		552,807
Interest receivable		3,728,908
Distributions receivable from Fidelity Central Funds		13,502
Receivable for daily variation margin on futures contracts		300,191
Total assets		606,280,717
Liabilities
Payable for investments purchased
Regular delivery	$4,737,831
Delayed delivery	36,173,574
TBA sale commitments, at value	58,637,988
Payable for fund shares redeemed	187,061
Distributions payable	340,869
Accrued management fee	117,002
Payable for daily variation margin on centrally cleared swaps	74,126
Other affiliated payables	69,701
Total liabilities		100,338,152
Net Assets		$505,942,565
Net Assets consist of:
Paid in capital		$523,352,353
Total accumulated earnings (loss)		(17,409,788)
Net Assets		$505,942,565
Net Asset Value, offering price and redemption price per share ($505,942,565 ÷ 50,571,083 shares)		$10.00
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$8,881,309
Income from Fidelity Central Funds (including $790 from security lending)		237,493
Total income		9,118,802
Expenses
Management fee	$693,068
Transfer agent fees	245,769
Fund wide operations fee	166,600
Independent trustees' fees and expenses	523
Total expenses before reductions	1,105,960
Expense reductions	(234)
Total expenses after reductions		1,105,726
Net Investment income (loss)		8,013,076
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(63,523)
Fidelity Central Funds	(244)
Futures contracts	657,637
Swaps	(230,321)
Total net realized gain (loss)		363,549
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,076,936
Fidelity Central Funds	(1)
Futures contracts	(38,279)
Swaps	285,375
TBA sale commitments	(355,533)
Total change in net unrealized appreciation (depreciation)		3,968,498
Net gain (loss)		4,332,047
Net increase (decrease) in net assets resulting from operations		$12,345,123
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,013,076	$15,707,540
Net realized gain (loss)	363,549	(2,437,367)
Change in net unrealized appreciation (depreciation)	3,968,498	4,826,287
Net increase (decrease) in net assets resulting from operations	12,345,123	18,096,460
Distributions to shareholders	(7,852,506)	(14,917,949)

Share transactions
Proceeds from sales of shares	56,027,779	123,147,446
Reinvestment of distributions	5,615,262	10,707,515
Cost of shares redeemed	(51,871,135)	(112,371,640)

Net increase (decrease) in net assets resulting from share transactions	9,771,906	21,483,321
Total increase (decrease) in net assets	14,264,523	24,661,832

Net Assets
Beginning of period	491,678,042	467,016,210
End of period	$505,942,565	$491,678,042

Other Information
Shares
Sold	5,634,082	12,585,885
Issued in reinvestment of distributions	564,681	1,092,731
Redeemed	(5,220,506)	(11,481,877)
Net increase (decrease)	978,257	2,196,739

Financial Highlights
Fidelity® Intermediate Government Income Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.91	$9.85	$9.55	$9.79	$10.78	$11.15
Income from Investment Operations
Net investment income (loss) A,B	.162	.320	.284	.180	.115	.102
Net realized and unrealized gain (loss)	.087	.044	.274	(.251)	(.989)	(.220)
Total from investment operations	.249	.364	.558	(.071)	(.874)	(.118)
Distributions from net investment income	(.159)	(.304)	(.258)	(.169)	(.109)	(.091)
Distributions from net realized gain	-	-	-	-	(.007)	(.161)
Total distributions	(.159)	(.304)	(.258)	(.169)	(.116)	(.252)
Net asset value, end of period	$10.00	$9.91	$9.85	$9.55	$9.79	$10.78
Total Return C,D	2.53%	3.78%	5.94%	(.72)%	(8.15)%	(1.07)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.29% G	3.27%	2.96%	1.88%	1.11%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$505,943	$491,678	$467,016	$394,863	$346,975	$454,009
Portfolio turnover rate H	150 % G	135%	199%	113%	159%	220%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and future contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,353,995
Gross unrealized depreciation	(4,873,591)
Net unrealized appreciation (depreciation)	$3,480,404
Tax cost	$539,942,325

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,956,628)
Long-term	(12,337,542)
Total capital loss carryforward	$(21,294,170)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Intermediate Government Income Fund
Interest Rate Risk
Futures Contracts	657,637	(38,279)
Purchased Options	(97,449)	19,783
Swaps	(230,321)	285,375
Total Interest Rate Risk	329,867	266,879
Totals	329,867	266,879

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Intermediate Government Income Fund	142,619,197

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Intermediate Government Income Fund	54,492,833

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Government Income Fund	143,930,728	171,506,336
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Intermediate Government Income Fund	.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Intermediate Government Income Fund	86	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $234.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Intermediate Government Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.844597.120
SLM-SANN-0426
Fidelity® Government Income Fund

Semi-Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Government Income Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Collateralized Mortgage Obligations - 9.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.7%
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	1,539	1,562
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	1,877	1,893
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	2,311	2,354
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	1,734	1,765
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	2,455	2,503
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	1,002	1,017
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 4.7617% 8/25/2031 (b)(c)	13,546	13,673
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	468	485
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	1,427	1,487
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5817% 2/25/2032 (b)(c)	285	287
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7727% 3/18/2032 (b)(c)	523	529
Fannie Mae Guaranteed REMIC Series 2002-49 Class FB, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.3727% 11/18/2031 (b)(c)	10,455	10,456
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 4/25/2032 (b)(c)	5,102	5,148
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 10/25/2032 (b)(c)	654	660
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.5317% 1/25/2032 (b)(c)	259	259
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2317% 11/25/2032 (b)(c)	1,784	1,784
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7683% 11/25/2032 (b)(i)	372	8
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7817% 11/25/2032 (b)(c)	9,334	9,418
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 12/25/2033 (b)(i)	11,871	1,469
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3183% 3/25/2033 (b)(i)	638	67
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	18,950	19,145
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	88,548	90,292
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	888,315	904,906
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (j)	1,690	1,491
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	45,064	45,475
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	271,214	274,047
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9383% 6/25/2035 (b)(i)	13,825	951
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	919,817	949,313
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	44,415	46,260
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.7176% 8/25/2035 (b)(c)	259	277
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	28,829	29,297
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	6,476	6,685
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.8983% 11/25/2036 (b)(i)	8,683	753
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8583% 12/25/2036 (b)(i)	5,010	512
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (j)	6,369	5,805
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (j)	11,221	9,872
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (j)	1,460	1,238
Fannie Mae Guaranteed REMIC Series 2006-72 Class CY, 6% 8/25/2026	4,922	4,914
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6583% 5/25/2037 (b)(i)	3,200	305
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 17.9299% 6/25/2037 (b)(c)	2,239	3,063
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 16.9099% 7/25/2037 (b)(c)	3,427	4,632
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 16.9099% 7/25/2037 (b)(c)	525	605
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	454,420	462,990
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	17,569	17,034
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	130,847	129,931
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	12,926	13,432
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	53,941	53,890
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (i)	13,142	192
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	152,086	143,138
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	210,157	199,566
Fannie Mae Guaranteed REMIC Series 2012-27 Class EZ, 4.25% 3/25/2042	2,224,906	2,221,472
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (i)	6	0
Fannie Mae Guaranteed REMIC Series 2012-93 Class QW, 5% 1/25/2042	36,238	36,502
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2683% 1/25/2044 (b)(i)	15,925	1,848
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (i)	73,813	10,215
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	87,380	84,645
Fannie Mae Guaranteed REMIC Series 2017-1 Class JP, 3.5% 4/25/2045	258,349	255,733
Fannie Mae Guaranteed REMIC Series 2017-22 Class JN, 4.5% 4/25/2046	643,048	642,694
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (i)	43,674	5,691
Fannie Mae Guaranteed REMIC Series 2017-89 Class KV, 3.5% 8/25/2047	552,714	550,669
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (i)	641,316	131,861
Fannie Mae Guaranteed REMIC Series 2019-52 Class M, 3.5% 3/25/2049	114,127	112,655
Fannie Mae Guaranteed REMIC Series 2019-64 Class MJ, 4.5% 6/25/2049	1,405,901	1,384,404
Fannie Mae Guaranteed REMIC Series 2019-74 Class LB, 3% 10/25/2049	662,990	617,582
Fannie Mae Guaranteed REMIC Series 2021-26 Class HC, 1% 11/25/2049	5,810,695	5,131,748
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	1,104,178	966,016
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	1,173,424	1,026,598
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	969,909	886,460
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,525,760	1,388,018
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	1,472,953	1,402,474
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	837,572	788,034
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	11,709,264	10,719,864
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	1,107,596	1,009,961
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	1,340,355	1,190,305
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	2,082,049	1,982,894
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	142	143
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (j)	113,937	98,930
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (j)	5,954	5,155
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (i)	9,752	289
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	8,699,444	8,231,243
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 6/25/2054 (b)(c)	2,070,793	2,087,667
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 9/25/2054 (b)(c)	1,102,673	1,110,516
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 2/25/2055 (b)(c)	1,430,719	1,445,904
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0672% 9/25/2054 (b)(c)	1,655,414	1,672,456
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	2,487,525	2,511,024
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	1,105,855	1,115,042
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	1,142,393	1,154,059
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 4.7117% 6/25/2036 (b)(c)	1,007,314	1,019,408
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 4.7017% 3/25/2036 (b)(c)	750,736	759,848
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	268,893	265,861
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (i)	2,842	368
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (i)	2,685	357
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(i)	1,776	296
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(i)	1,241	175
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (i)	1,699	268
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(i)	1,142	191
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (i)	11,738	1,781
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	471	478
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	1,805	1,836
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	1,109,815	1,106,392
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	136,803	136,924
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	870,137	790,992
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	893	912
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	6,902	7,023
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	366	372
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	965	984
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	8,003	8,145
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	1,900	1,941
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	1,130	1,154
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	605	615
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	4,248	4,337
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	15,971	16,604
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5727% 1/15/2032 (b)(c)	228	229
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 3/15/2032 (b)(c)	308	310
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7727% 3/15/2032 (b)(c)	298	301
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 6/15/2031 (b)(c)	437	440
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 3/15/2032 (b)(c)	160	162
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	2,005	2,082
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	3,080	3,161
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	5,346	5,550
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1727% 11/15/2032 (b)(c)	3,474	3,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2530 Class FE, U.S. 30-Day Avg. SOFR Index + 0.7145%, 4.3727% 2/15/2032 (b)(c)	5,915	5,934
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class AD, 4.71% 3/15/2033	239,880	242,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class FB, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 10/15/2033 (b)(c)	329,580	331,869
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2682 Class LD, 4.5% 10/15/2033	74,314	75,313
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	12,570	12,944
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.6727% 2/15/2033 (b)(c)	249,980	251,701
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.1727% 3/15/2034 (b)(c)	83,899	83,736
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	6,924	7,143
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class ZG, 5.5% 5/15/2034	1,024,918	1,054,601
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	1,021,941	1,033,730
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	63,032	64,375
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	24,622	25,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	2,388	2,456
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	38,608	39,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	12,816	13,231
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8273% 2/15/2036 (b)(i)	4,036	383
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (j)	13,730	11,608
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (j)	2,196	1,973
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (j)	7,506	6,431
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (j)	8,709	7,488
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	13,387	14,077
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	51,211	52,713
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.8873% 11/15/2036 (b)(i)	17,061	1,617
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	3,678	3,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8073% 6/15/2037 (b)(i)	12,618	1,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.0227% 5/15/2037 (b)(c)	14,470	14,310
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	131,651	134,459
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	62,772	64,482
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	1,967,050	1,995,400
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	3,164,000	3,209,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3889 Class DZ, 4% 1/15/2041	9,224,659	9,175,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	9,098	9,171
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	165,125	157,241
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (i)	1	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (i)	22,239	540
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	22,533	22,498
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	105,735	103,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	3,341,133	2,898,913
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5137 Class TA, 2% 3/25/2039	8,483,731	7,912,645
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	5,513,660	4,959,081
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	1,085,515	1,009,089
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	7,415,781	6,794,588
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	1,197,193	1,089,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	1,112,037	1,032,733
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,285,268	1,154,987
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	843,274	783,657
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	4,057,580	3,783,785
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	903,790	840,801
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	4,465,038	4,412,685
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	1,596,170	1,554,808
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	2,220,354	2,146,820
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	2,547,230	2,494,638
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,581,423	1,604,161
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	1,030,452	1,035,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	2,726,661	2,746,225
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8672% 2/25/2055 (b)(c)	873,856	878,491
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.9172% 10/25/2054 (b)(c)	1,687,844	1,701,480
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 2/25/2055 (b)(c)	1,656,422	1,670,325
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	2,069	2,108
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	1,127	1,148
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	316	321
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (j)	4,249	3,605
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1159% 5/20/2060 (b)(c)(d)	9,957	9,938
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0969% 8/20/2060 (b)(c)(d)	160,574	160,062
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1769% 12/20/2060 (b)(c)(d)	115,130	114,298
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 12/20/2060 (b)(c)(d)	86,022	86,042
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 2/20/2061 (b)(c)(d)	96,089	96,111
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2869% 2/20/2061 (b)(c)(d)	109,581	109,590
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 4/20/2061 (b)(c)(d)	71,186	71,207
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (b)(c)(d)	92,430	92,453
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 5/20/2061 (b)(c)(d)	80,068	80,084
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3269% 6/20/2061 (b)(c)(d)	79,589	79,642
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3469% 9/20/2061 (b)(c)(d)	401,245	401,600
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 10/20/2061 (b)(c)(d)	282,561	283,094
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 11/20/2061 (b)(c)(d)	274,789	275,489
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4969% 1/20/2062 (b)(c)(d)	175,849	176,353
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 1/20/2062 (b)(c)(d)	368,284	369,085
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4269% 3/20/2062 (b)(c)(d)	215,484	215,802
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4469% 5/20/2061 (b)(c)(d)	1,061	1,063
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (d)	2	2
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (d)	347	334
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 4.3969% 8/20/2063 (b)(c)(d)	16,984	17,017
Ginnie Mae Mortgage pass-thru certificates Series 2014-H02 Class FB, CME Term SOFR 1 month Index + 0.65%, 4.4469% 12/20/2063 (b)(c)(d)	772,330	774,736
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 1/20/2064 (b)(c)(d)	326,886	327,505
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3969% 12/20/2063 (b)(c)(d)	14,577	14,601
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2969% 6/20/2064 (b)(c)(d)	21,029	21,034
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0769% 5/20/2063 (b)(c)(d)	12,113	12,060
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (d)	519	493
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9969% 4/20/2063 (b)(c)(d)	16,878	16,759
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(d)	113,522	110,853
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 3.98% 5/20/2066 (b)(c)(d)	439,515	439,977
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1969% 12/20/2062 (b)(c)(d)	28,607	28,559
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	254,575	238,583
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.83% 8/20/2066 (b)(c)(d)	528,591	528,008
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (d)	555,506	545,560
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	930,818	970,748
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	19,499	19,900
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7259% 5/16/2034 (b)(i)	3,871	226
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4259% 8/17/2034 (b)(i)	4,036	401
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9159% 6/16/2037 (b)(i)	7,367	664
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2817% 7/20/2037 (b)(c)	59,236	59,385
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.2617% 1/20/2038 (b)(c)	60,353	60,450
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 4.6417% 8/20/2038 (b)(c)	398,836	405,192
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 4.6817% 9/20/2038 (b)(c)	301,688	306,846
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 4.3741% 11/16/2039 (b)(c)	334,979	336,614
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.3041% 12/16/2039 (b)(c)	48,341	48,497
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	13,783	13,724
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	183,651	182,813
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	4,554,676	4,494,749
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	40,558	40,372
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	3,076,495	3,174,509
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3359% 3/20/2060 (b)(c)(d)	24,134	24,157
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (i)	10,527	286
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	23,995	23,841
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	52,450	52,339
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3183% 7/20/2041 (b)(i)	16,898	1,795
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.1817% 8/20/2042 (b)(c)	62,837	62,436
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	45,029	44,636
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	351,034	332,154
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	135,802	128,617
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	228,730	214,601
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	184,731	174,771
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	70,375	67,056
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	2,736,781	2,543,786
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	193,537	180,316
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	156,522	146,274
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	196,038	185,612
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	175,626	168,251
TOTAL UNITED STATES		150,508,973
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $146,623,492)		150,508,973

Commercial Mortgage Securities - 10.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.2%
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	675,050	673,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	24,138,444	24,033,676
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	6,980,460	6,939,849
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	15,475,000	15,371,130
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (b)	20,934,984	20,822,645
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K060 Class A2, 3.3% 10/25/2026	18,000,000	17,909,510
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	27,228,229	27,100,784
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,688,590	1,681,430
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K065 Class A2, 3.243% 4/25/2027	9,000,000	8,944,524
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	4,574,844	4,557,212
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	6,701,230	6,661,845
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2292% 4/25/2029 (b)(c)	12,482,291	12,489,511
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.2092% 6/25/2030 (b)(c)	10,300,000	10,295,967
TOTAL UNITED STATES		157,481,344
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $157,170,770)		157,481,344

U.S. Government Agency - Mortgage Securities - 34.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 34.7%
Fannie Mae 2% 2/1/2052	1,279,803	1,080,176
Fannie Mae 3.5% 12/1/2036	27,981	27,648
Fannie Mae 3.5% 5/1/2036	21,282	21,075
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.095% 10/1/2035 (b)(c)	4,824	4,955
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	1,108	1,146
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	1,789	1,845
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	5,583	5,734
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	5,904	6,101
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	69,775	72,395
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5657%, 6.068% 2/1/2044 (b)(c)	48,964	50,943
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5773%, 6.12% 2/1/2044 (b)(c)	13,755	14,312
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 5.848% 1/1/2044 (b)(c)	47,036	48,965
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.455% 4/1/2044 (b)(c)	35,581	36,994
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.369% 5/1/2035 (b)(c)	1,391	1,436
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	268	278
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6337%, 6.373% 4/1/2044 (b)(c)	59,718	62,252
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6669%, 6.391% 11/1/2036 (b)(c)	6,553	6,780
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6731%, 6.22% 3/1/2033 (b)(c)	4,021	4,144
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.511% 5/1/2036 (b)(c)	10,267	10,637
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6917%, 5.974% 2/1/2037 (b)(c)	20,557	21,339
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6919%, 6.305% 7/1/2043 (b)(c)	15,020	15,751
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.592% 6/1/2042 (b)(c)	23,556	24,714
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7392%, 6.152% 3/1/2040 (b)(c)	110,684	115,712
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.279% 7/1/2035 (b)(c)	12,884	13,319
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	3,816	4,007
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	118,547	124,493
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	7,600	7,981
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8063%, 6.388% 12/1/2040 (b)(c)	41,761	43,856
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	775	811
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (b)(c)	15,515	16,293
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	13,106	13,764
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.593% 2/1/2042 (b)(c)	51,495	54,077
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.587% 2/1/2035 (b)(c)	2,862	2,976
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	4,471	4,652
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.753% 4/1/2036 (b)(c)	15,850	16,479
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.246% 8/1/2035 (b)(c)	9,100	9,370
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	3,283	3,435
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.137%, 6.164% 7/1/2036 (b)(c)	1,394	1,432
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	8,488	8,761
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (b)(c)	1,596	1,651
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.379% 10/1/2033 (b)(c)	10,791	11,137
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.392% 7/1/2034 (b)(c)	526	542
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,496,008	1,294,712
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,468,397	1,272,635
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,498,999	1,298,215
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	16,784	14,971
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	482,001	407,872
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	3,339,955	2,978,717
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	343,262	288,754
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,080	12,655
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	352,716	347,319
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,078	13,536
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	746,029	629,428
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	959,040	860,543
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	4,716,966	3,944,349
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	378,498	340,903
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	273,788	246,555
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,565	14,834
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	364,644	307,082
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	213,214	179,556
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,105,772	2,601,913
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	68,362	57,549
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	87,227	79,430
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	25,420	23,085
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	7,479	6,804
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	6,884	6,266
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	1,761,344	1,621,697
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	558,806	514,735
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	521,776	480,517
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,563,502	1,370,055
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,183,170	1,036,780
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	1,322,485	1,218,831
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	50,706	46,098
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	5,316	4,830
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	600,097	566,926
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	574,934	527,984
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	38,327	34,847
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	10,378	9,422
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	6,676	6,079
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	324,117	298,339
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	133,694	122,908
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,492,864	2,200,010
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	5,126,146	4,527,146
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2028	912	905
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	117,937	115,650
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	6,154	5,913
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	129,628	122,062
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,374	25,753
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,162	17,145
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,905	14,009
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,183	13,354
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,301	12,514
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,955	11,227
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,195	8,648
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,487	7,082
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,532	6,186
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	12,757	12,058
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	60,121	54,515
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	2,878,652	2,765,868
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	11,674	10,970
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	50,591	46,996
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	8,935,063	8,177,330
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	46,716	44,959
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	64,280	60,590
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	9,645	9,072
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,867	7,412
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	5,417	5,075
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,705,715	4,303,709
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,038,671	1,868,331
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	110,771	108,926
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	53,759	52,532
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	34,933	32,939
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,092	14,196
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,746	8,231
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,930	6,523
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,578	6,192
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,386	6,011
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,169	5,779
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,113	5,761
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	5,499	5,162
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	884,839	810,077
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	38,815	35,317
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	95,635	89,870
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	69,921	65,729
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	53,058	49,953
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	42,530	40,007
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	33,482	31,473
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	19,950	18,781
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,975	16,895
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	16,531	15,507
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,856	9,297
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,900	8,332
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,135	7,651
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,139	4,820
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	593,318	546,340
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,413,192	3,120,538
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,295,764	2,098,921
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	28,883	27,191
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,628	7,176
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,277	5,901
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	20,893	19,548
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	8,353	7,748
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	701,656	640,321
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	157,862	145,363
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	18,955	17,829
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	87,732	81,937
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	410,684	378,038
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	75,532	69,009
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	94,847	89,038
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	77,678	73,039
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,586	10,888
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,004	6,583
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,461	6,067
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,774	5,422
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	12,361	11,501
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	147,063	135,419
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	74,479	70,000
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	101,105	97,144
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	18,203	17,173
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	4,894	4,601
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	158,379	148,404
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	769,131	714,961
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	4,730,538	4,351,542
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	979,091	900,649
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	44,681	41,912
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	22,285	20,883
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	25,775	23,955
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	23,368	21,698
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	8,624	7,983
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	338,403	314,358
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,213,122	1,113,276
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	1,052,814	1,001,366
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	60,587	56,978
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	11,191	10,494
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	7,948	7,442
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	801,614	744,656
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	281,085	261,112
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	40,521	37,135
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	13,479	12,912
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	6,289	6,018
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	15,839	15,359
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	49,621	48,032
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	7,294	7,057
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	407,544	390,284
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	124,868	118,019
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	120,833	116,994
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	41,477	40,167
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	27,989	27,213
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	11,382	11,023
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	6,857	6,643
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,200	3,108
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	52,188	50,127
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	12,884	12,462
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,586	7,336
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	6,942	6,707
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	7,424	7,177
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	895,121	846,862
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	75,741	71,658
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	8,486	8,228
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,481,272	3,365,753
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	135,878	130,124
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	64,489	61,758
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	111,027	106,116
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	91,391	86,464
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	23,228	22,419
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	5,270	5,100
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	3,063,524	2,903,145
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052 (e)	25,190,584	23,775,795
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	23,460	22,682
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	23,414	22,592
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	4,432,850	4,191,089
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	8,155	7,901
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	57,702	55,763
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	44,620	43,089
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	9,612	9,290
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	5,849	5,657
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	94,910	91,127
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	904,257	856,918
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	14,042	13,869
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	75,974	73,384
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	48,598	46,954
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,897	1,828
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	378,381	363,303
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	54,967	51,832
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	386,630	366,269
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	61,122	59,213
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	48,674	47,028
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	525,011	502,612
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,410	4,269
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	5,625	5,425
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	218,401	209,220
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	131,528	125,999
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	42,163	40,842
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	16,875	16,375
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	7,137	6,903
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	59,783	57,944
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	9,539	9,239
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	66,458	63,644
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	28,009	27,120
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	25,787	24,976
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	13,868	13,428
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,046	8,755
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,333	8,091
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	6,176	5,995
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	4,725	4,575
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	2,360	2,290
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	465,987	447,417
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	44,346	42,010
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	89,788	89,500
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,878	8,844
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,627	3,614
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	3,258	3,248
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	130,660	130,216
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	9,760	9,715
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	19,771	19,684
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	23,338	23,270
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	12,252	12,196
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,556	4,547
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,266	4,253
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,260	3,251
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	110,684	110,252
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	77,592	77,269
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,630	4,608
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	31,698	31,561
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	12,555	12,435
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	99,021	97,972
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	133,422	133,000
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	25,684	25,615
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	17,821	17,781
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	16,134	16,071
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,087	15,023
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,263	14,213
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,774	13,735
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,272	12,234
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	11,716	11,662
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,686	10,646
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,396	10,367
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,042	10,000
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,256	9,227
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,165	7,134
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,803	6,771
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,064	6,042
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,012	5,999
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,762	4,740
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,030	4,026
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,153	3,144
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,121	1,117
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	69,489	69,213
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	38,590	38,433
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	31,233	31,097
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	49,352	48,840
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	36,726	36,590
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,532	1,526
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,015	1,009
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	12,851	12,791
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	11,030	10,984
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	2,441	2,431
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	4,494	4,477
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	7,250	7,187
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	18,529	18,320
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	74,138	73,904
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,107	11,071
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	3,625	3,612
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	92,091	91,666
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,048	6,027
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,859	5,824
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,862	1,860
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	76,212	75,364
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	24,291	24,019
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	41,428	40,717
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	2,463	2,462
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	13,073	13,155
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,428	4,406
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,338	4,322
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,387	2,378
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	911	909
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	37,383	37,175
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,728	5,705
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	5,136	5,114
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	3,171	3,156
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	11,908	11,791
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	147,963	146,468
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	9,666	9,554
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	32,502	32,362
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	22,706	22,610
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	10,640	10,594
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,410	6,379
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	4,772	4,746
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,690	3,672
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	12,720	12,631
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	11,187	11,079
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	29,491	29,151
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	141,262	139,236
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	142,898	140,848
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	12,696	12,652
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	25,368	25,131
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	156,442	154,539
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	2,842	2,820
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	139,869	138,474
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	134,679	132,663
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	79,308	78,121
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	6,737	6,691
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	2,318	2,300
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	26,229	25,959
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	16,125	15,991
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	15,905	15,727
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	347,278	341,644
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	83,955	84,482
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	14,939	14,995
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	4,304	4,288
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,476	2,467
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	5,147	5,125
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,663	2,647
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,249	1,247
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	630	627
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	167,306	165,533
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	4,355	4,373
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	1,622	1,648
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	37,935	38,045
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	5,272	5,288
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	4,211	4,214
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	2,631	2,675
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	2,735	2,781
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	106,382	108,093
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	15,309	15,377
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	2,749	2,796
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,377	1,401
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	11,112	11,301
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	286,740	291,623
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	7,824	7,957
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	14,512	14,681
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,488	2,517
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	26,608	27,063
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	5,081	5,103
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	4,885	4,949
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	1,226	1,243
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	21,735	22,099
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,462	4,538
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,415	4,489
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	1,148	1,167
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	24,180	24,588
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,188	2,218
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	13,853	13,953
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	25,089	25,493
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	151,963	154,547
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	24,966	25,038
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	19,638	19,695
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	11,895	11,904
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	37,338	38,052
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	8,267	8,382
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	2,135	2,171
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	14,911	15,084
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	127,302	129,460
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,441	10,533
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	11,866	11,933
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	2,917	2,934
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	21,767	21,829
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	4,552	4,565
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	143,257	145,289
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	40,445	41,004
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	25,298	25,641
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	701	713
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	9,066	9,215
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	4,326	4,397
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	5,306	5,368
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	14,493	14,576
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	12,040	12,099
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	9,164	9,216
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	3,722	3,743
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	3,236	3,254
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	15,053	15,083
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	12,558	12,629
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	19,032	19,396
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	39,118	39,689
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	39,302	39,935
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	178,936	180,010
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,282	6,320
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	3,352	3,367
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	2,353	2,369
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	23	22
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	385	389
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	210	212
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	28,497	28,974
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	3,839	3,904
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	6,110	6,181
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	144,240	145,106
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	24,968	25,079
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,745	5,817
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,869	2,907
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,561	2,593
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,916	1,942
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,720	1,743
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	875	887
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	449	453
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	438	444
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	211	213
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	888	897
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	50,601	51,569
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	6,268	6,350
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,884	2,923
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,870	2,908
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	2,294	2,324
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,080	1,094
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	968	981
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	14,844	15,063
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	6,840	6,936
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	61,136	62,176
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	3,822	3,886
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	26,619	26,737
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	5,982	6,008
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	314	318
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	30,239	31,307
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	4,708,597	4,797,906
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	40,303	41,366
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	4,950,526	5,056,800
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,942,594	1,979,439
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,222,785	1,244,449
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	1,324,711	1,349,009
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	124,195	127,475
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	22,034	22,651
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,441	1,491
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	2,958	3,066
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	2,392,503	2,449,845
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	107,589	110,400
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	46,009	47,211
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,528	3,652
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	885,581	906,253
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	4,736	4,849
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	46,242	47,544
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	523	542
Fannie Mae Mortgage pass-thru certificates 5.31% 8/1/2041 (b)	36,615	37,401
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	798,973	818,525
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.03% 10/1/2033 (b)(c)	11,496	11,746
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.755% 1/1/2035 (b)(c)	315	323
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (b)(c)	4,292	4,381
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (b)(c)	10,360	10,631
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.907% 12/1/2034 (b)(c)	12,249	12,554
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.066% 10/1/2033 (b)(c)	4,428	4,531
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.142% 9/1/2033 (b)(c)	17,584	17,984
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (b)(c)	6,329	6,505
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	297	308
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	71,187	74,555
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	134,242	141,588
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	601	635
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	129	136
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	11,459	12,159
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	11,057	11,756
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	8,304	8,716
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	4,425	4,657
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	729	770
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	10,657	11,287
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	98,227	103,368
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	19,329	20,280
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	3,418	3,599
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,513	1,590
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	195	207
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	988,161	1,023,645
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	4,513	4,811
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	5,353	5,601
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	5,268	5,512
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	5,905	6,187
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	3,865	4,111
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	388	413
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	466,066	480,328
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	190,560	200,095
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	253	267
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	704	745
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	13,394	14,224
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,734,089	2,860,256
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	2,023	2,124
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	301,651	317,449
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	6,751	7,131
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	5,270,494	5,503,823
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	4,014,711	4,187,427
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,644,481	1,693,772
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	236,753	248,066
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,968	2,077
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	676	712
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	664	700
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	1,777	1,890
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	25,337	26,926
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,982,538	2,070,306
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	124,992	131,295
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,177	1,239
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	545	574
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	313	330
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	147	155
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	29,378	30,741
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	569	584
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	6,124	6,461
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	809	859
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	229,744	238,838
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	6,779	7,098
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	65,513	68,857
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	725,212	756,815
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	459,966	480,010
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	19,751	20,679
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	3,967	4,151
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	8,238	8,672
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	482	515
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	59,985	62,980
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	46,999	49,344
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	10,883	11,449
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	3,519,295	3,723,521
Fannie Mae Mortgage pass-thru certificates 6.783% 2/1/2039 (b)	10,249	10,727
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	43	44
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	9	9
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	110	117
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	29	29
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	44	46
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	15	16
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	12	13
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	33	34
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	11	12
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	8	8
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	105	111
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	25	25
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	118	124
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	46	48
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	22	23
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	10	11
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	98	103
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	62	65
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	694	733
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	67	71
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	437	459
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	925	972
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	37	38
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	175	184
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	115	120
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	629	669
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	251	263
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	128	135
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	69	73
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	186	195
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	46	48
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	99	105
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	82	87
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	45	45
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	46	46
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	22	23
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	17	18
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,274	1,355
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	60	60
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	9	10
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	51	53
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	27	28
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	168	176
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	269	283
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	29	31
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,250	1,278
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	66	67
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	199	208
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	15	16
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	11	12
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	53	55
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	113	120
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	81	85
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	80	81
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	65	66
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	10	11
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	10	11
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	906	924
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	5	4
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	68	71
Freddie Mac Gold Pool 1.5% 12/1/2040	890,554	771,253
Freddie Mac Gold Pool 2% 10/1/2041	17,162	15,308
Freddie Mac Gold Pool 2% 11/1/2041	686,750	612,329
Freddie Mac Gold Pool 2% 11/1/2050	6,232,179	5,217,219
Freddie Mac Gold Pool 2% 2/1/2051	5,522,956	4,668,372
Freddie Mac Gold Pool 2% 3/1/2041	882,585	795,159
Freddie Mac Gold Pool 2% 3/1/2051	1,855,095	1,551,239
Freddie Mac Gold Pool 2% 4/1/2052	3,026,523	2,539,305
Freddie Mac Gold Pool 2% 5/1/2051	142,111	119,633
Freddie Mac Gold Pool 2% 6/1/2050	9,263,172	7,766,170
Freddie Mac Gold Pool 2% 6/1/2050	1,169,446	984,840
Freddie Mac Gold Pool 2% 7/1/2041	16,465	14,733
Freddie Mac Gold Pool 2% 7/1/2051	84,431	71,076
Freddie Mac Gold Pool 2.5% 10/1/2031	37,426	36,509
Freddie Mac Gold Pool 2.5% 11/1/2041 (g)	10,240,564	9,439,408
Freddie Mac Gold Pool 2.5% 11/1/2050	1,321,304	1,166,907
Freddie Mac Gold Pool 2.5% 12/1/2051	1,032,653	904,886
Freddie Mac Gold Pool 2.5% 2/1/2042	1,915,759	1,768,606
Freddie Mac Gold Pool 2.5% 2/1/2051	1,532,072	1,353,526
Freddie Mac Gold Pool 2.5% 5/1/2041	4,046,051	3,754,537
Freddie Mac Gold Pool 2.5% 6/1/2031	23,596	23,050
Freddie Mac Gold Pool 2.5% 6/1/2031	22,576	22,030
Freddie Mac Gold Pool 2.5% 7/1/2031	38,356	37,429
Freddie Mac Gold Pool 2.5% 7/1/2050	1,349,558	1,191,859
Freddie Mac Gold Pool 2.5% 7/1/2050	160,044	141,693
Freddie Mac Gold Pool 2.5% 7/1/2051	1,726,193	1,519,089
Freddie Mac Gold Pool 2.5% 8/1/2031	64,751	63,164
Freddie Mac Gold Pool 3% 1/1/2043	11,453	10,730
Freddie Mac Gold Pool 3% 1/1/2043	9,534	8,983
Freddie Mac Gold Pool 3% 1/1/2052	54,427	49,522
Freddie Mac Gold Pool 3% 10/1/2042	4,546	4,275
Freddie Mac Gold Pool 3% 11/1/2051	672,277	611,694
Freddie Mac Gold Pool 3% 12/1/2032	6,676	6,556
Freddie Mac Gold Pool 3% 12/1/2042	164,623	155,186
Freddie Mac Gold Pool 3% 12/1/2042	14,699	13,859
Freddie Mac Gold Pool 3% 12/1/2042	5,448	5,132
Freddie Mac Gold Pool 3% 12/1/2046	352,908	328,212
Freddie Mac Gold Pool 3% 12/1/2050	30,796	28,396
Freddie Mac Gold Pool 3% 12/1/2051	399,306	363,321
Freddie Mac Gold Pool 3% 2/1/2037	47,452	46,160
Freddie Mac Gold Pool 3% 2/1/2043	11,442	10,815
Freddie Mac Gold Pool 3% 2/1/2043	8,265	7,776
Freddie Mac Gold Pool 3% 2/1/2043	5,536	5,220
Freddie Mac Gold Pool 3% 2/1/2050	898,359	827,228
Freddie Mac Gold Pool 3% 3/1/2043	7,064	6,655
Freddie Mac Gold Pool 3% 3/1/2048	5,925	5,474
Freddie Mac Gold Pool 3% 4/1/2034	61,378	60,133
Freddie Mac Gold Pool 3% 4/1/2046	16,549	15,401
Freddie Mac Gold Pool 3% 4/1/2046	15,096	14,049
Freddie Mac Gold Pool 3% 4/1/2050	308,781	284,235
Freddie Mac Gold Pool 3% 5/1/2045	7,846	7,305
Freddie Mac Gold Pool 3% 5/1/2046	268,258	249,653
Freddie Mac Gold Pool 3% 5/1/2046	40,844	38,011
Freddie Mac Gold Pool 3% 6/1/2031	20,932	20,633
Freddie Mac Gold Pool 3% 6/1/2031	8,093	7,979
Freddie Mac Gold Pool 3% 6/1/2031	4,792	4,721
Freddie Mac Gold Pool 3% 6/1/2031	3,148	3,106
Freddie Mac Gold Pool 3% 6/1/2046	265,811	247,376
Freddie Mac Gold Pool 3% 6/1/2050	146,452	134,810
Freddie Mac Gold Pool 3% 7/1/2032	5,117	5,030
Freddie Mac Gold Pool 3% 7/1/2045	16,545	15,427
Freddie Mac Gold Pool 3% 7/1/2045	6,964	6,599
Freddie Mac Gold Pool 3% 8/1/2032	6,939	6,822
Freddie Mac Gold Pool 3% 8/1/2032	4,549	4,471
Freddie Mac Gold Pool 3% 8/1/2045	4,761	4,455
Freddie Mac Gold Pool 3% 9/1/2051	695,385	634,023
Freddie Mac Gold Pool 3.5% 1/1/2046	32,921	31,600
Freddie Mac Gold Pool 3.5% 1/1/2046	10,996	10,578
Freddie Mac Gold Pool 3.5% 10/1/2040	12,934	12,559
Freddie Mac Gold Pool 3.5% 10/1/2042	7,621	7,389
Freddie Mac Gold Pool 3.5% 11/1/2040	26,935	26,208
Freddie Mac Gold Pool 3.5% 11/1/2045	4,689	4,516
Freddie Mac Gold Pool 3.5% 11/1/2047	46,100	44,285
Freddie Mac Gold Pool 3.5% 11/1/2047	17,194	16,436
Freddie Mac Gold Pool 3.5% 12/1/2033	40,056	39,755
Freddie Mac Gold Pool 3.5% 12/1/2040	25,885	25,181
Freddie Mac Gold Pool 3.5% 12/1/2046	61,757	59,210
Freddie Mac Gold Pool 3.5% 12/1/2047	69,817	66,741
Freddie Mac Gold Pool 3.5% 2/1/2034	418,542	415,463
Freddie Mac Gold Pool 3.5% 2/1/2043	34,617	33,605
Freddie Mac Gold Pool 3.5% 2/1/2043	13,031	12,680
Freddie Mac Gold Pool 3.5% 2/1/2045	3,532	3,419
Freddie Mac Gold Pool 3.5% 2/1/2048	213,669	204,257
Freddie Mac Gold Pool 3.5% 2/1/2048	37,706	36,045
Freddie Mac Gold Pool 3.5% 3/1/2032	245,529	243,992
Freddie Mac Gold Pool 3.5% 3/1/2045	83,509	80,452
Freddie Mac Gold Pool 3.5% 3/1/2045	22,779	21,988
Freddie Mac Gold Pool 3.5% 3/1/2045	18,131	17,491
Freddie Mac Gold Pool 3.5% 3/1/2045	7,258	7,038
Freddie Mac Gold Pool 3.5% 3/1/2046	334,717	322,487
Freddie Mac Gold Pool 3.5% 3/1/2048	84,189	80,401
Freddie Mac Gold Pool 3.5% 4/1/2040	31,945	31,106
Freddie Mac Gold Pool 3.5% 4/1/2042	292,739	284,893
Freddie Mac Gold Pool 3.5% 4/1/2043	42,781	41,423
Freddie Mac Gold Pool 3.5% 4/1/2043	16,957	16,436
Freddie Mac Gold Pool 3.5% 4/1/2046	77,876	74,689
Freddie Mac Gold Pool 3.5% 4/1/2046	63,867	61,393
Freddie Mac Gold Pool 3.5% 4/1/2046	6,874	6,608
Freddie Mac Gold Pool 3.5% 5/1/2034	46,733	46,345
Freddie Mac Gold Pool 3.5% 5/1/2040	60,893	59,310
Freddie Mac Gold Pool 3.5% 5/1/2040	10,844	10,560
Freddie Mac Gold Pool 3.5% 5/1/2045	151,616	145,834
Freddie Mac Gold Pool 3.5% 5/1/2045	10,797	10,393
Freddie Mac Gold Pool 3.5% 5/1/2045	6,506	6,270
Freddie Mac Gold Pool 3.5% 5/1/2045	2,897	2,813
Freddie Mac Gold Pool 3.5% 5/1/2046	638,132	615,408
Freddie Mac Gold Pool 3.5% 6/1/2032	175,825	174,691
Freddie Mac Gold Pool 3.5% 6/1/2040	53,977	52,633
Freddie Mac Gold Pool 3.5% 6/1/2045	319,939	308,478
Freddie Mac Gold Pool 3.5% 6/1/2045	183,705	176,845
Freddie Mac Gold Pool 3.5% 6/1/2045	29,976	28,908
Freddie Mac Gold Pool 3.5% 6/1/2045	17,291	16,680
Freddie Mac Gold Pool 3.5% 7/1/2032	721,016	716,413
Freddie Mac Gold Pool 3.5% 7/1/2040	5,144	5,004
Freddie Mac Gold Pool 3.5% 7/1/2042	932,694	903,656
Freddie Mac Gold Pool 3.5% 7/1/2046	8,873	8,510
Freddie Mac Gold Pool 3.5% 7/1/2051	2,190,670	2,073,933
Freddie Mac Gold Pool 3.5% 8/1/2034	78,998	78,324
Freddie Mac Gold Pool 3.5% 8/1/2040	34,599	33,696
Freddie Mac Gold Pool 3.5% 9/1/2040	27,902	27,197
Freddie Mac Gold Pool 3.5% 9/1/2042	1,160,770	1,123,430
Freddie Mac Gold Pool 3.5% 9/1/2046	806,949	776,574
Freddie Mac Gold Pool 3.5% 9/1/2046	88,669	85,012
Freddie Mac Gold Pool 4% 1/1/2036	140,137	142,173
Freddie Mac Gold Pool 4% 1/1/2039	16,003	16,121
Freddie Mac Gold Pool 4% 1/1/2041	10,999	10,977
Freddie Mac Gold Pool 4% 1/1/2041	5,242	5,237
Freddie Mac Gold Pool 4% 1/1/2043	3,399	3,378
Freddie Mac Gold Pool 4% 1/1/2044	8,462	8,399
Freddie Mac Gold Pool 4% 10/1/2041	88,138	87,880
Freddie Mac Gold Pool 4% 10/1/2041	10,398	10,368
Freddie Mac Gold Pool 4% 10/1/2041	8,162	8,140
Freddie Mac Gold Pool 4% 10/1/2042	4,338	4,319
Freddie Mac Gold Pool 4% 10/1/2042	2,539	2,537
Freddie Mac Gold Pool 4% 10/1/2042	1,785	1,774
Freddie Mac Gold Pool 4% 10/1/2043	21,099	20,959
Freddie Mac Gold Pool 4% 10/1/2043	8,475	8,411
Freddie Mac Gold Pool 4% 10/1/2044	14,907	14,781
Freddie Mac Gold Pool 4% 10/1/2045	5,556	5,520
Freddie Mac Gold Pool 4% 11/1/2041	14,303	14,251
Freddie Mac Gold Pool 4% 11/1/2041	1,721	1,721
Freddie Mac Gold Pool 4% 11/1/2042	186,559	186,071
Freddie Mac Gold Pool 4% 11/1/2042	147,562	147,108
Freddie Mac Gold Pool 4% 11/1/2042	18,504	18,425
Freddie Mac Gold Pool 4% 11/1/2042	16,119	16,033
Freddie Mac Gold Pool 4% 11/1/2042	10,003	9,960
Freddie Mac Gold Pool 4% 11/1/2042	6,633	6,594
Freddie Mac Gold Pool 4% 11/1/2042	628	629
Freddie Mac Gold Pool 4% 11/1/2047	114,859	113,018
Freddie Mac Gold Pool 4% 12/1/2040	2,657	2,653
Freddie Mac Gold Pool 4% 12/1/2042	8,113	8,066
Freddie Mac Gold Pool 4% 12/1/2042	4,495	4,485
Freddie Mac Gold Pool 4% 12/1/2047	182,352	179,429
Freddie Mac Gold Pool 4% 2/1/2041	28,167	28,114
Freddie Mac Gold Pool 4% 2/1/2041	1,668	1,663
Freddie Mac Gold Pool 4% 2/1/2042	38,590	38,450
Freddie Mac Gold Pool 4% 2/1/2042	6,343	6,328
Freddie Mac Gold Pool 4% 2/1/2043	15,092	15,009
Freddie Mac Gold Pool 4% 2/1/2043	11,520	11,450
Freddie Mac Gold Pool 4% 2/1/2043	9,049	8,990
Freddie Mac Gold Pool 4% 2/1/2043	4,983	4,951
Freddie Mac Gold Pool 4% 2/1/2044	9,026	8,970
Freddie Mac Gold Pool 4% 2/1/2044	5,474	5,430
Freddie Mac Gold Pool 4% 2/1/2045	121,465	120,606
Freddie Mac Gold Pool 4% 2/1/2046	45,735	45,404
Freddie Mac Gold Pool 4% 2/1/2048	118,485	116,771
Freddie Mac Gold Pool 4% 2/1/2048	10,751	10,599
Freddie Mac Gold Pool 4% 3/1/2042	6,774	6,744
Freddie Mac Gold Pool 4% 3/1/2042	6,622	6,602
Freddie Mac Gold Pool 4% 3/1/2043	5,735	5,718
Freddie Mac Gold Pool 4% 3/1/2043	3,061	3,042
Freddie Mac Gold Pool 4% 3/1/2044	12,162	12,072
Freddie Mac Gold Pool 4% 4/1/2042	99,741	99,307
Freddie Mac Gold Pool 4% 4/1/2042	76,779	76,540
Freddie Mac Gold Pool 4% 4/1/2042	3,496	3,476
Freddie Mac Gold Pool 4% 4/1/2042	3,169	3,164
Freddie Mac Gold Pool 4% 4/1/2042	2,526	2,521
Freddie Mac Gold Pool 4% 4/1/2042	1,402	1,394
Freddie Mac Gold Pool 4% 4/1/2043	146,273	145,685
Freddie Mac Gold Pool 4% 4/1/2043	8,044	8,007
Freddie Mac Gold Pool 4% 4/1/2046	44,101	43,642
Freddie Mac Gold Pool 4% 4/1/2048	41,532	40,918
Freddie Mac Gold Pool 4% 4/1/2048	35,117	34,598
Freddie Mac Gold Pool 4% 4/1/2048	19,051	18,769
Freddie Mac Gold Pool 4% 4/1/2048	7,151	7,045
Freddie Mac Gold Pool 4% 4/1/2048	2,101	2,070
Freddie Mac Gold Pool 4% 5/1/2038	197,966	199,729
Freddie Mac Gold Pool 4% 5/1/2042	12,198	12,173
Freddie Mac Gold Pool 4% 5/1/2043	9,858	9,797
Freddie Mac Gold Pool 4% 5/1/2043	3,717	3,691
Freddie Mac Gold Pool 4% 5/1/2045	60,066	59,897
Freddie Mac Gold Pool 4% 5/1/2045	15,815	15,666
Freddie Mac Gold Pool 4% 5/1/2048	244,538	240,999
Freddie Mac Gold Pool 4% 6/1/2038	8,248	8,322
Freddie Mac Gold Pool 4% 6/1/2038	6,092	6,146
Freddie Mac Gold Pool 4% 6/1/2041	3,932	3,919
Freddie Mac Gold Pool 4% 6/1/2043	9,057	9,032
Freddie Mac Gold Pool 4% 6/1/2045	10,393	10,309
Freddie Mac Gold Pool 4% 6/1/2047	703,577	693,837
Freddie Mac Gold Pool 4% 6/1/2047	49,282	48,707
Freddie Mac Gold Pool 4% 7/1/2042	154,489	153,738
Freddie Mac Gold Pool 4% 7/1/2043	19,406	19,284
Freddie Mac Gold Pool 4% 7/1/2043	16,000	15,919
Freddie Mac Gold Pool 4% 7/1/2043	8,853	8,808
Freddie Mac Gold Pool 4% 7/1/2043	6,751	6,705
Freddie Mac Gold Pool 4% 7/1/2043	5,126	5,090
Freddie Mac Gold Pool 4% 7/1/2043	4,927	4,892
Freddie Mac Gold Pool 4% 7/1/2043	2,239	2,223
Freddie Mac Gold Pool 4% 7/1/2044	11,562	11,534
Freddie Mac Gold Pool 4% 7/1/2045	29,598	29,344
Freddie Mac Gold Pool 4% 8/1/2038	41,776	42,148
Freddie Mac Gold Pool 4% 8/1/2038	31,316	31,546
Freddie Mac Gold Pool 4% 8/1/2043	9,357	9,297
Freddie Mac Gold Pool 4% 8/1/2043	7,611	7,590
Freddie Mac Gold Pool 4% 8/1/2043	5,542	5,530
Freddie Mac Gold Pool 4% 8/1/2044	2,337	2,328
Freddie Mac Gold Pool 4% 9/1/2041	11,150	11,120
Freddie Mac Gold Pool 4% 9/1/2041	4,085	4,074
Freddie Mac Gold Pool 4% 9/1/2041	2,980	2,976
Freddie Mac Gold Pool 4% 9/1/2042	62,410	62,180
Freddie Mac Gold Pool 4% 9/1/2042	11,699	11,676
Freddie Mac Gold Pool 4% 9/1/2043	15,042	14,957
Freddie Mac Gold Pool 4% 9/1/2043	14,088	14,002
Freddie Mac Gold Pool 4% 9/1/2043	13,492	13,416
Freddie Mac Gold Pool 4% 9/1/2043	11,863	11,786
Freddie Mac Gold Pool 4% 9/1/2043	11,600	11,518
Freddie Mac Gold Pool 4% 9/1/2043	8,065	8,020
Freddie Mac Gold Pool 4% 9/1/2043	4,903	4,866
Freddie Mac Gold Pool 4% 9/1/2043	414	414
Freddie Mac Gold Pool 4% 9/1/2044	8,526	8,470
Freddie Mac Gold Pool 4.5% 1/1/2040	3,454	3,516
Freddie Mac Gold Pool 4.5% 1/1/2041	3,673	3,739
Freddie Mac Gold Pool 4.5% 1/1/2041	2,185	2,224
Freddie Mac Gold Pool 4.5% 1/1/2042	108,790	110,774
Freddie Mac Gold Pool 4.5% 1/1/2045	4,052	4,106
Freddie Mac Gold Pool 4.5% 1/1/2047	8,214	8,276
Freddie Mac Gold Pool 4.5% 10/1/2039	21,372	21,757
Freddie Mac Gold Pool 4.5% 10/1/2039	5,129	5,222
Freddie Mac Gold Pool 4.5% 10/1/2039	2,004	2,040
Freddie Mac Gold Pool 4.5% 10/1/2040	10,189	10,375
Freddie Mac Gold Pool 4.5% 10/1/2040	5,757	5,862
Freddie Mac Gold Pool 4.5% 10/1/2041	27,057	27,553
Freddie Mac Gold Pool 4.5% 10/1/2043	6,002	6,105
Freddie Mac Gold Pool 4.5% 10/1/2048	143,474	144,862
Freddie Mac Gold Pool 4.5% 10/1/2048	22,608	22,650
Freddie Mac Gold Pool 4.5% 11/1/2031	780	786
Freddie Mac Gold Pool 4.5% 11/1/2040	2,553	2,600
Freddie Mac Gold Pool 4.5% 11/1/2044	31,440	31,842
Freddie Mac Gold Pool 4.5% 12/1/2040	3,876	3,947
Freddie Mac Gold Pool 4.5% 12/1/2040	3,344	3,405
Freddie Mac Gold Pool 4.5% 12/1/2044	7,158	7,250
Freddie Mac Gold Pool 4.5% 12/1/2045	19,679	20,032
Freddie Mac Gold Pool 4.5% 12/1/2046	8,332	8,395
Freddie Mac Gold Pool 4.5% 2/1/2037	289	293
Freddie Mac Gold Pool 4.5% 2/1/2041	15,580	15,863
Freddie Mac Gold Pool 4.5% 2/1/2041	4,418	4,498
Freddie Mac Gold Pool 4.5% 2/1/2041	4,407	4,487
Freddie Mac Gold Pool 4.5% 2/1/2041	4,398	4,479
Freddie Mac Gold Pool 4.5% 2/1/2041	4,124	4,199
Freddie Mac Gold Pool 4.5% 2/1/2041	3,166	3,223
Freddie Mac Gold Pool 4.5% 2/1/2041	2,681	2,729
Freddie Mac Gold Pool 4.5% 2/1/2041	1,888	1,922
Freddie Mac Gold Pool 4.5% 2/1/2044	2,910	2,961
Freddie Mac Gold Pool 4.5% 2/1/2047	34,427	34,685
Freddie Mac Gold Pool 4.5% 3/1/2041	42,108	42,878
Freddie Mac Gold Pool 4.5% 3/1/2041	17,306	17,622
Freddie Mac Gold Pool 4.5% 3/1/2041	4,318	4,397
Freddie Mac Gold Pool 4.5% 3/1/2041	4,209	4,286
Freddie Mac Gold Pool 4.5% 3/1/2041	2,411	2,455
Freddie Mac Gold Pool 4.5% 3/1/2041	960	978
Freddie Mac Gold Pool 4.5% 3/1/2044	2,732	2,779
Freddie Mac Gold Pool 4.5% 4/1/2041	52,202	53,157
Freddie Mac Gold Pool 4.5% 4/1/2041	5,973	6,081
Freddie Mac Gold Pool 4.5% 4/1/2041	5,827	5,934
Freddie Mac Gold Pool 4.5% 5/1/2035	1,768	1,797
Freddie Mac Gold Pool 4.5% 5/1/2039	13,641	13,889
Freddie Mac Gold Pool 4.5% 5/1/2040	637	649
Freddie Mac Gold Pool 4.5% 5/1/2041	6,238	6,351
Freddie Mac Gold Pool 4.5% 5/1/2041	4,175	4,251
Freddie Mac Gold Pool 4.5% 5/1/2045	33,793	34,205
Freddie Mac Gold Pool 4.5% 5/1/2047	95,399	96,113
Freddie Mac Gold Pool 4.5% 5/1/2047	70,222	70,748
Freddie Mac Gold Pool 4.5% 5/1/2047	32,854	33,100
Freddie Mac Gold Pool 4.5% 6/1/2038	2,149	2,183
Freddie Mac Gold Pool 4.5% 6/1/2040	1,385	1,410
Freddie Mac Gold Pool 4.5% 6/1/2041	5,736	5,839
Freddie Mac Gold Pool 4.5% 6/1/2041	4,811	4,899
Freddie Mac Gold Pool 4.5% 6/1/2041	4,052	4,125
Freddie Mac Gold Pool 4.5% 6/1/2041	2,184	2,224
Freddie Mac Gold Pool 4.5% 6/1/2041	1,909	1,943
Freddie Mac Gold Pool 4.5% 6/1/2047	136,869	137,852
Freddie Mac Gold Pool 4.5% 6/1/2047	37,432	37,724
Freddie Mac Gold Pool 4.5% 7/1/2040	7,902	8,044
Freddie Mac Gold Pool 4.5% 7/1/2040	3,504	3,568
Freddie Mac Gold Pool 4.5% 7/1/2040	3,041	3,096
Freddie Mac Gold Pool 4.5% 7/1/2041	2,582	2,629
Freddie Mac Gold Pool 4.5% 7/1/2047	68,074	68,796
Freddie Mac Gold Pool 4.5% 7/1/2047	57,997	58,414
Freddie Mac Gold Pool 4.5% 7/1/2047	30,034	30,268
Freddie Mac Gold Pool 4.5% 8/1/2033	808	820
Freddie Mac Gold Pool 4.5% 8/1/2035	256	261
Freddie Mac Gold Pool 4.5% 8/1/2040	2,707	2,756
Freddie Mac Gold Pool 4.5% 8/1/2040	1,947	1,982
Freddie Mac Gold Pool 4.5% 8/1/2041	18,065	18,395
Freddie Mac Gold Pool 4.5% 8/1/2041	3,385	3,447
Freddie Mac Gold Pool 4.5% 8/1/2041	2,819	2,870
Freddie Mac Gold Pool 4.5% 8/1/2041	2,095	2,133
Freddie Mac Gold Pool 4.5% 9/1/2039	10,146	10,324
Freddie Mac Gold Pool 4.5% 9/1/2040	5,001	5,092
Freddie Mac Gold Pool 4.5% 9/1/2041	46,256	47,093
Freddie Mac Gold Pool 4.5% 9/1/2041	24,854	25,308
Freddie Mac Gold Pool 4.5% 9/1/2041	19,969	20,334
Freddie Mac Gold Pool 5% 1/1/2035	18,634	19,146
Freddie Mac Gold Pool 5% 1/1/2037	843	869
Freddie Mac Gold Pool 5% 1/1/2040	8,371	8,668
Freddie Mac Gold Pool 5% 10/1/2033	2,195	2,256
Freddie Mac Gold Pool 5% 10/1/2033	1,598	1,640
Freddie Mac Gold Pool 5% 10/1/2052	3,933,887	4,008,502
Freddie Mac Gold Pool 5% 11/1/2035	1,309	1,349
Freddie Mac Gold Pool 5% 11/1/2040	1,478	1,530
Freddie Mac Gold Pool 5% 11/1/2052	2,975,428	3,039,302
Freddie Mac Gold Pool 5% 12/1/2033	1,769	1,819
Freddie Mac Gold Pool 5% 12/1/2033	907	932
Freddie Mac Gold Pool 5% 12/1/2033	322	330
Freddie Mac Gold Pool 5% 12/1/2035	3,491	3,602
Freddie Mac Gold Pool 5% 12/1/2052	7,051,902	7,181,249
Freddie Mac Gold Pool 5% 12/1/2052	1,070,004	1,089,630
Freddie Mac Gold Pool 5% 12/1/2052	975,636	992,921
Freddie Mac Gold Pool 5% 2/1/2035	2,093	2,145
Freddie Mac Gold Pool 5% 2/1/2040	1,987	2,060
Freddie Mac Gold Pool 5% 3/1/2041	2,835	2,941
Freddie Mac Gold Pool 5% 4/1/2034	737	759
Freddie Mac Gold Pool 5% 4/1/2035	5,254	5,401
Freddie Mac Gold Pool 5% 4/1/2035	1,935	1,994
Freddie Mac Gold Pool 5% 4/1/2035	1,353	1,394
Freddie Mac Gold Pool 5% 4/1/2036	11,341	11,691
Freddie Mac Gold Pool 5% 4/1/2040	12,452	12,906
Freddie Mac Gold Pool 5% 5/1/2034	886	910
Freddie Mac Gold Pool 5% 5/1/2034	432	444
Freddie Mac Gold Pool 5% 5/1/2034	382	394
Freddie Mac Gold Pool 5% 5/1/2035	4,979	5,130
Freddie Mac Gold Pool 5% 5/1/2035	123	126
Freddie Mac Gold Pool 5% 5/1/2040	1,983	2,053
Freddie Mac Gold Pool 5% 5/1/2052	366,199	374,976
Freddie Mac Gold Pool 5% 6/1/2035	930	957
Freddie Mac Gold Pool 5% 6/1/2035	412	425
Freddie Mac Gold Pool 5% 6/1/2040	7,606	7,880
Freddie Mac Gold Pool 5% 6/1/2040	6,314	6,541
Freddie Mac Gold Pool 5% 6/1/2041	185,849	192,696
Freddie Mac Gold Pool 5% 6/1/2041	3,599	3,735
Freddie Mac Gold Pool 5% 6/1/2052	1,049,106	1,074,250
Freddie Mac Gold Pool 5% 7/1/2035	32,372	33,323
Freddie Mac Gold Pool 5% 7/1/2035	4,410	4,547
Freddie Mac Gold Pool 5% 7/1/2040	1,452	1,502
Freddie Mac Gold Pool 5% 7/1/2041	3,641	3,778
Freddie Mac Gold Pool 5% 7/1/2041	2,980	3,093
Freddie Mac Gold Pool 5% 7/1/2041	1,417	1,451
Freddie Mac Gold Pool 5% 7/1/2041	1,067	1,099
Freddie Mac Gold Pool 5% 8/1/2033	612	629
Freddie Mac Gold Pool 5% 8/1/2033	174	179
Freddie Mac Gold Pool 5% 8/1/2034	7,890	8,114
Freddie Mac Gold Pool 5% 8/1/2035	578	594
Freddie Mac Gold Pool 5% 8/1/2036	221	228
Freddie Mac Gold Pool 5% 8/1/2040	6,252	6,470
Freddie Mac Gold Pool 5% 9/1/2033	1,820	1,869
Freddie Mac Gold Pool 5% 9/1/2035	3,186	3,286
Freddie Mac Gold Pool 5% 9/1/2035	226	233
Freddie Mac Gold Pool 5% 9/1/2035	25	26
Freddie Mac Gold Pool 5.5% 3/1/2053 (g)(h)	11,385,992	11,804,273
Freddie Mac Gold Pool 6% 1/1/2032	449	467
Freddie Mac Gold Pool 6% 1/1/2032	277	288
Freddie Mac Gold Pool 6% 10/1/2032	220	230
Freddie Mac Gold Pool 6% 11/1/2029	23	24
Freddie Mac Gold Pool 6% 11/1/2031	296	308
Freddie Mac Gold Pool 6% 11/1/2032	2,478	2,580
Freddie Mac Gold Pool 6% 11/1/2053	150,221	156,168
Freddie Mac Gold Pool 6% 12/1/2032	118	123
Freddie Mac Gold Pool 6% 12/1/2037	6,578	7,010
Freddie Mac Gold Pool 6% 12/1/2037	1,808	1,922
Freddie Mac Gold Pool 6% 12/1/2052	1,272,668	1,330,203
Freddie Mac Gold Pool 6% 2/1/2055	1,145,119	1,198,677
Freddie Mac Gold Pool 6% 4/1/2031	229	238
Freddie Mac Gold Pool 6% 4/1/2033	779	813
Freddie Mac Gold Pool 6% 5/1/2033	5,417	5,614
Freddie Mac Gold Pool 6% 6/1/2031	79	82
Freddie Mac Gold Pool 6% 7/1/2029	31	32
Freddie Mac Gold Pool 6% 7/1/2032	592	614
Freddie Mac Gold Pool 6% 7/1/2033	766	801
Freddie Mac Gold Pool 6% 7/1/2037	521	553
Freddie Mac Gold Pool 6% 7/1/2039	3,632,234	3,762,300
Freddie Mac Gold Pool 6% 8/1/2037	5,908	6,263
Freddie Mac Gold Pool 6% 9/1/2033	4,542	4,745
Freddie Mac Gold Pool 6.5% 1/1/2032	1,835	1,920
Freddie Mac Gold Pool 6.5% 10/1/2032	1,728	1,816
Freddie Mac Gold Pool 6.5% 10/1/2053	9,488,805	10,024,618
Freddie Mac Gold Pool 6.5% 10/1/2053	9,384,496	9,929,082
Freddie Mac Gold Pool 6.5% 3/1/2036	15,699	16,474
Freddie Mac Gold Pool 6.5% 4/1/2032	169	177
Freddie Mac Gold Pool 6.5% 7/1/2032	45	47
Freddie Mac Gold Pool 6.5% 8/1/2032	649	681
Freddie Mac Gold Pool 6.5% 8/1/2032	449	472
Freddie Mac Gold Pool 6.5% 8/1/2032	433	454
Freddie Mac Gold Pool 6.5% 9/1/2039	22,930	24,671
Freddie Mac Gold Pool 6.5% 9/1/2053	750,288	794,121
Freddie Mac Gold Pool 6.5% 9/1/2053	715,848	756,271
Freddie Mac Gold Pool 7% 1/1/2036	910	964
Freddie Mac Gold Pool 7% 11/1/2034	1,515	1,603
Freddie Mac Gold Pool 7% 11/1/2034	1,343	1,432
Freddie Mac Gold Pool 7% 12/1/2026	27	27
Freddie Mac Gold Pool 7% 4/1/2032	539	567
Freddie Mac Gold Pool 7% 7/1/2029	2,132	2,238
Freddie Mac Gold Pool 7% 8/1/2026	44	44
Freddie Mac Gold Pool 7% 9/1/2026	94	95
Freddie Mac Gold Pool 7% 9/1/2035	3,794	4,024
Freddie Mac Gold Pool 7.5% 1/1/2027	2	1
Freddie Mac Gold Pool 7.5% 11/1/2030	21	22
Freddie Mac Gold Pool 8% 2/1/2030	6	6
Freddie Mac Gold Pool 8% 7/1/2030	65	68
Freddie Mac Gold Pool 8% 8/1/2030	144	150
Freddie Mac Gold Pool 8.5% 5/1/2027	1	0
Freddie Mac Gold Pool 8.5% 8/1/2026	2	1
Freddie Mac Gold Pool 8.5% 8/1/2027	39	40
Freddie Mac Gold Pool 8.5% 8/1/2027	1	0
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	3,915	4,004
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.884% 3/1/2036 (b)(c)	3,393	3,480
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	2,572	2,655
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2036 (b)(c)	16,683	17,227
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.202% 12/1/2040 (b)(c)	24,343	25,494
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.406% 7/1/2041 (b)(c)	4,492	4,710
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.436% 9/1/2041 (b)(c)	117,675	123,519
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	1,797	1,869
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.38% 10/1/2041 (b)(c)	281,459	295,576
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	14,322	15,040
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	2,659	2,792
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	2,887	3,032
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	36,715	38,556
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.778% 5/1/2041 (b)(c)	25,782	27,075
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.863% 5/1/2041 (b)(c)	33,135	34,797
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.939%, 6.607% 10/1/2042 (b)(c)	61,852	64,950
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.01% 4/1/2038 (b)(c)	1,470	1,544
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	958	983
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	63,940	66,700
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.095% 6/1/2033 (b)(c)	18,469	18,925
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.48% 4/1/2034 (b)(c)	6,134	6,319
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2597%, 6.321% 6/1/2033 (b)(c)	3,494	3,587
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.328% 3/1/2035 (b)(c)	7,257	7,489
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.548% 7/1/2035 (b)(c)	108,730	112,715
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.375% 8/1/2037 (b)(c)	1,213	1,231
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.915% 7/1/2035 (b)(c)	2,919	2,998
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.178% 10/1/2036 (b)(c)	11,746	12,064
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 1/1/2037 (b)(c)	4,088	4,209
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.307% 10/1/2035 (b)(c)	14,296	14,743
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.51% 5/1/2037 (b)(c)	2,891	3,006
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	5,947	6,185
Freddie Mac Non Gold Pool 6% 6/1/2053	3,121,133	3,259,309
Freddie Mac Non Gold Pool 6% 6/1/2053	3,066,411	3,197,372
Freddie Mac Non Gold Pool 6% 6/1/2053	2,535,587	2,644,670
Freddie Mac Non Gold Pool 6% 7/1/2053	2,610,412	2,725,977
Freddie Mac Non Gold Pool 6% 7/1/2053	2,382,765	2,485,273
Freddie Mac Non Gold Pool 6% 9/1/2053	347,832	361,600
Ginnie Mae I Pool 2.5% 8/20/2051	15,589,854	13,702,967
Ginnie Mae I Pool 2.5% 8/20/2051	4,055,623	3,567,293
Ginnie Mae I Pool 2.5% 9/20/2051	4,880,733	4,290,004
Ginnie Mae I Pool 2.5% 9/20/2051	4,067,898	3,575,548
Ginnie Mae I Pool 3% 12/15/2042	38,967	36,422
Ginnie Mae I Pool 3% 12/20/2042	48,581	45,450
Ginnie Mae I Pool 3% 2/15/2045	21,163	19,648
Ginnie Mae I Pool 3% 2/15/2045	20,750	19,223
Ginnie Mae I Pool 3% 2/20/2050	156,198	143,443
Ginnie Mae I Pool 3% 3/15/2045	34,171	31,666
Ginnie Mae I Pool 3% 3/20/2043	31,634	29,607
Ginnie Mae I Pool 3% 3/20/2043	13,165	12,329
Ginnie Mae I Pool 3% 4/15/2043	5,402	5,035
Ginnie Mae I Pool 3% 4/15/2043	4,365	4,083
Ginnie Mae I Pool 3% 4/15/2045	13,089	12,115
Ginnie Mae I Pool 3% 5/15/2042	5,829	5,468
Ginnie Mae I Pool 3% 5/15/2043	3,315	3,104
Ginnie Mae I Pool 3% 6/15/2043	5,254	4,892
Ginnie Mae I Pool 3% 6/15/2043	4,865	4,558
Ginnie Mae I Pool 3% 6/15/2043	2,510	2,367
Ginnie Mae I Pool 3.5% 1/15/2042	17,669	16,849
Ginnie Mae I Pool 3.5% 1/15/2042	14,902	14,236
Ginnie Mae I Pool 3.5% 1/15/2043	19,529	18,644
Ginnie Mae I Pool 3.5% 11/15/2040	2,349	2,254
Ginnie Mae I Pool 3.5% 11/15/2042	43,325	41,370
Ginnie Mae I Pool 3.5% 12/15/2041	16,871	16,121
Ginnie Mae I Pool 3.5% 12/15/2041	15,668	14,958
Ginnie Mae I Pool 3.5% 12/15/2041	9,619	9,219
Ginnie Mae I Pool 3.5% 12/20/2049	19,337	18,516
Ginnie Mae I Pool 3.5% 12/20/2049	8,834	8,442
Ginnie Mae I Pool 3.5% 12/20/2049	6,876	6,593
Ginnie Mae I Pool 3.5% 12/20/2049	2,055	1,966
Ginnie Mae I Pool 3.5% 2/15/2042	18,457	17,660
Ginnie Mae I Pool 3.5% 2/15/2042	15,404	14,699
Ginnie Mae I Pool 3.5% 2/15/2042	13,832	13,193
Ginnie Mae I Pool 3.5% 2/15/2042	6,362	6,089
Ginnie Mae I Pool 3.5% 2/15/2043	85,106	81,413
Ginnie Mae I Pool 3.5% 2/15/2043	3,794	3,626
Ginnie Mae I Pool 3.5% 2/15/2044	13,043	12,380
Ginnie Mae I Pool 3.5% 2/20/2043	25,671	24,550
Ginnie Mae I Pool 3.5% 3/15/2042	3,945	3,788
Ginnie Mae I Pool 3.5% 3/15/2042	1,752	1,676
Ginnie Mae I Pool 3.5% 3/20/2043	10,949	10,471
Ginnie Mae I Pool 3.5% 4/15/2043	72,930	69,782
Ginnie Mae I Pool 3.5% 4/15/2043	13,855	13,187
Ginnie Mae I Pool 3.5% 5/15/2042	5,009	4,806
Ginnie Mae I Pool 3.5% 5/15/2043	3,227	3,092
Ginnie Mae I Pool 3.5% 5/20/2046	13,513	12,948
Ginnie Mae I Pool 3.5% 5/20/2046	7,851	7,522
Ginnie Mae I Pool 3.5% 5/20/2046	6,006	5,755
Ginnie Mae I Pool 3.5% 5/20/2046	5,780	5,538
Ginnie Mae I Pool 3.5% 5/20/2046	3,621	3,462
Ginnie Mae I Pool 3.5% 6/15/2043	4,975	4,731
Ginnie Mae I Pool 3.5% 6/15/2043	4,302	4,108
Ginnie Mae I Pool 3.5% 6/15/2043	2,529	2,431
Ginnie Mae I Pool 3.5% 6/20/2046	27,128	25,993
Ginnie Mae I Pool 3.5% 6/20/2046	8,577	8,218
Ginnie Mae I Pool 3.5% 6/20/2046	8,574	8,215
Ginnie Mae I Pool 3.5% 6/20/2046	7,883	7,554
Ginnie Mae I Pool 3.5% 6/20/2046	7,582	7,264
Ginnie Mae I Pool 3.5% 6/20/2046	4,593	4,401
Ginnie Mae I Pool 3.5% 7/15/2042	12,313	11,763
Ginnie Mae I Pool 3.5% 7/15/2042	4,239	4,049
Ginnie Mae I Pool 3.5% 7/15/2042	1,224	1,169
Ginnie Mae I Pool 3.5% 7/15/2043	2,645	2,521
Ginnie Mae I Pool 3.5% 7/20/2043	22,949	21,856
Ginnie Mae I Pool 3.5% 7/20/2046	247,529	237,401
Ginnie Mae I Pool 3.5% 8/15/2042	1,264	1,207
Ginnie Mae I Pool 3.5% 9/15/2042	3,480	3,318
Ginnie Mae I Pool 3.5% 9/15/2042	1,454	1,387
Ginnie Mae I Pool 4% 1/15/2041	15,555	15,305
Ginnie Mae I Pool 4% 1/15/2042	1,400	1,375
Ginnie Mae I Pool 4% 1/15/2047	11,164	10,896
Ginnie Mae I Pool 4% 1/15/2047	10,745	10,487
Ginnie Mae I Pool 4% 1/15/2047	8,265	8,067
Ginnie Mae I Pool 4% 1/15/2047	3,939	3,845
Ginnie Mae I Pool 4% 10/15/2040	18,101	17,815
Ginnie Mae I Pool 4% 10/15/2040	15,735	15,493
Ginnie Mae I Pool 4% 10/15/2040	14,746	14,515
Ginnie Mae I Pool 4% 10/15/2040	1,917	1,888
Ginnie Mae I Pool 4% 10/15/2041	33,886	33,296
Ginnie Mae I Pool 4% 10/15/2041	15,817	15,555
Ginnie Mae I Pool 4% 10/15/2041	11,734	11,544
Ginnie Mae I Pool 4% 10/15/2041	8,636	8,494
Ginnie Mae I Pool 4% 10/15/2041	6,084	5,980
Ginnie Mae I Pool 4% 10/15/2041	5,720	5,632
Ginnie Mae I Pool 4% 10/15/2041	4,546	4,463
Ginnie Mae I Pool 4% 10/15/2041	3,026	2,974
Ginnie Mae I Pool 4% 10/15/2041	715	702
Ginnie Mae I Pool 4% 10/20/2042	57,177	56,087
Ginnie Mae I Pool 4% 11/15/2040	4,496	4,423
Ginnie Mae I Pool 4% 11/15/2041	29,423	28,929
Ginnie Mae I Pool 4% 12/15/2039	9,043	8,906
Ginnie Mae I Pool 4% 12/15/2040	2,111	2,082
Ginnie Mae I Pool 4% 12/15/2041	12,584	12,377
Ginnie Mae I Pool 4% 12/15/2041	9,498	9,332
Ginnie Mae I Pool 4% 12/15/2041	5,430	5,336
Ginnie Mae I Pool 4% 12/15/2041	3,453	3,394
Ginnie Mae I Pool 4% 12/15/2041	637	626
Ginnie Mae I Pool 4% 12/15/2046	2,435	2,380
Ginnie Mae I Pool 4% 2/15/2040	13,374	13,166
Ginnie Mae I Pool 4% 2/15/2040	9,099	8,965
Ginnie Mae I Pool 4% 2/15/2040	8,933	8,794
Ginnie Mae I Pool 4% 2/15/2041	3,792	3,732
Ginnie Mae I Pool 4% 2/15/2041	2,746	2,698
Ginnie Mae I Pool 4% 2/15/2042	4,146	4,074
Ginnie Mae I Pool 4% 2/15/2045	14,793	14,474
Ginnie Mae I Pool 4% 3/15/2040	66,767	65,741
Ginnie Mae I Pool 4% 3/15/2041	33,583	33,061
Ginnie Mae I Pool 4% 3/15/2042	15,194	14,924
Ginnie Mae I Pool 4% 3/15/2042	3,019	2,963
Ginnie Mae I Pool 4% 3/20/2047	29,265	28,764
Ginnie Mae I Pool 4% 4/15/2043	10,808	10,606
Ginnie Mae I Pool 4% 4/15/2046	92,873	90,818
Ginnie Mae I Pool 4% 4/20/2048	13,023	12,727
Ginnie Mae I Pool 4% 4/20/2048	11,501	11,239
Ginnie Mae I Pool 4% 5/15/2045	13,843	13,529
Ginnie Mae I Pool 4% 5/20/2049	22,870	22,228
Ginnie Mae I Pool 4% 6/15/2041	3,174	3,122
Ginnie Mae I Pool 4% 6/15/2042	3,349	3,285
Ginnie Mae I Pool 4% 6/15/2045	3,692	3,614
Ginnie Mae I Pool 4% 7/15/2041	890	874
Ginnie Mae I Pool 4% 7/15/2045	10,082	9,851
Ginnie Mae I Pool 4% 7/15/2046	7,480	7,317
Ginnie Mae I Pool 4% 7/15/2046	5,993	5,862
Ginnie Mae I Pool 4% 8/15/2039	2,461	2,427
Ginnie Mae I Pool 4% 9/15/2039	2,674	2,640
Ginnie Mae I Pool 4% 9/15/2041	13,886	13,651
Ginnie Mae I Pool 4.5% 11/15/2039	10,372	10,502
Ginnie Mae I Pool 4.5% 11/15/2039	3,943	3,992
Ginnie Mae I Pool 4.5% 11/15/2039	2,562	2,593
Ginnie Mae I Pool 4.5% 11/15/2039	1,449	1,466
Ginnie Mae I Pool 4.5% 12/15/2039	2,878	2,913
Ginnie Mae I Pool 4.5% 2/15/2040	8,402	8,506
Ginnie Mae I Pool 4.5% 2/15/2040	7,939	8,037
Ginnie Mae I Pool 4.5% 2/15/2040	5,744	5,815
Ginnie Mae I Pool 4.5% 2/15/2040	4,506	4,561
Ginnie Mae I Pool 4.5% 2/15/2040	3,584	3,628
Ginnie Mae I Pool 4.5% 2/15/2040	2,837	2,872
Ginnie Mae I Pool 4.5% 2/15/2040	2,510	2,541
Ginnie Mae I Pool 4.5% 3/15/2040	19,612	19,854
Ginnie Mae I Pool 4.5% 3/15/2040	2,197	2,224
Ginnie Mae I Pool 4.5% 3/15/2041	46,265	46,839
Ginnie Mae I Pool 4.5% 3/15/2041	1,234	1,249
Ginnie Mae I Pool 4.5% 4/15/2040	8,722	8,829
Ginnie Mae I Pool 4.5% 5/15/2039	1,563	1,583
Ginnie Mae I Pool 4.5% 5/15/2040	10,490	10,619
Ginnie Mae I Pool 4.5% 5/15/2040	1,214	1,229
Ginnie Mae I Pool 4.5% 6/15/2039	5,418	5,484
Ginnie Mae I Pool 4.5% 6/15/2039	4,990	5,052
Ginnie Mae I Pool 4.5% 6/15/2040	38,863	39,346
Ginnie Mae I Pool 4.5% 6/15/2040	22,587	22,866
Ginnie Mae I Pool 4.5% 6/15/2040	10,290	10,418
Ginnie Mae I Pool 4.5% 6/15/2040	5,863	5,935
Ginnie Mae I Pool 4.5% 6/15/2040	5,665	5,735
Ginnie Mae I Pool 4.5% 6/15/2040	4,907	4,968
Ginnie Mae I Pool 4.5% 6/15/2040	4,511	4,567
Ginnie Mae I Pool 4.5% 6/15/2041	71,710	72,598
Ginnie Mae I Pool 4.5% 7/15/2039	4,419	4,473
Ginnie Mae I Pool 4.5% 7/15/2040	16,870	17,078
Ginnie Mae I Pool 4.5% 7/15/2040	15,179	15,366
Ginnie Mae I Pool 4.5% 7/15/2040	11,577	11,720
Ginnie Mae I Pool 4.5% 7/15/2040	8,802	8,910
Ginnie Mae I Pool 4.5% 7/15/2040	8,147	8,248
Ginnie Mae I Pool 4.5% 7/15/2040	7,484	7,577
Ginnie Mae I Pool 4.5% 7/15/2040	843	854
Ginnie Mae I Pool 4.5% 8/15/2039	43,820	44,358
Ginnie Mae I Pool 4.5% 8/15/2039	27,971	28,315
Ginnie Mae I Pool 4.5% 8/15/2039	22,379	22,653
Ginnie Mae I Pool 4.5% 8/15/2039	8,925	9,036
Ginnie Mae I Pool 4.5% 8/15/2039	4,833	4,893
Ginnie Mae I Pool 4.5% 8/15/2039	748	757
Ginnie Mae I Pool 4.5% 8/15/2040	2,555	2,587
Ginnie Mae I Pool 4.5% 9/15/2039	8,287	8,389
Ginnie Mae I Pool 4.5% 9/15/2039	4,089	4,140
Ginnie Mae I Pool 5% 10/15/2039	3,126	3,235
Ginnie Mae I Pool 5% 10/15/2039	2,427	2,514
Ginnie Mae I Pool 5% 10/15/2039	1,921	1,990
Ginnie Mae I Pool 5% 10/15/2039	1,237	1,280
Ginnie Mae I Pool 5% 11/15/2039	2,973	3,080
Ginnie Mae I Pool 5% 12/15/2039	3,087	3,198
Ginnie Mae I Pool 5% 12/15/2039	1,778	1,841
Ginnie Mae I Pool 5% 2/15/2039	561	581
Ginnie Mae I Pool 5% 3/15/2041	3,002	3,108
Ginnie Mae I Pool 5% 4/15/2040	29,245	30,295
Ginnie Mae I Pool 5% 4/15/2040	21,154	21,910
Ginnie Mae I Pool 5% 4/15/2041	3,924	4,062
Ginnie Mae I Pool 5% 4/20/2048	272,315	280,790
Ginnie Mae I Pool 5% 5/15/2039	7,191	7,442
Ginnie Mae I Pool 5% 5/15/2039	3,144	3,254
Ginnie Mae I Pool 5% 6/15/2040	64,425	66,738
Ginnie Mae I Pool 5% 6/15/2040	1,661	1,721
Ginnie Mae I Pool 5% 6/15/2040	1,176	1,217
Ginnie Mae I Pool 5% 6/15/2041	481	498
Ginnie Mae I Pool 5% 7/15/2039	5,442	5,631
Ginnie Mae I Pool 5% 7/15/2039	3,026	3,133
Ginnie Mae I Pool 5% 7/15/2040	3,934	4,076
Ginnie Mae I Pool 5% 7/15/2040	3,149	3,263
Ginnie Mae I Pool 5% 7/15/2040	1,697	1,759
Ginnie Mae I Pool 5% 8/15/2039	2,616	2,708
Ginnie Mae I Pool 5% 8/15/2039	2,315	2,397
Ginnie Mae I Pool 5% 8/15/2040	5,581	5,784
Ginnie Mae I Pool 5% 8/15/2040	4,701	4,870
Ginnie Mae I Pool 5% 8/15/2040	4,171	4,324
Ginnie Mae I Pool 5% 9/15/2039	17,720	18,341
Ginnie Mae I Pool 5% 9/15/2039	4,133	4,280
Ginnie Mae I Pool 5% 9/15/2039	2,570	2,662
Ginnie Mae I Pool 5% 9/15/2039	1,119	1,159
Ginnie Mae I Pool 5% 9/15/2040	3,070	3,180
Ginnie Mae I Pool 5% 9/15/2040	1,736	1,796
Ginnie Mae I Pool 5% 9/15/2041	49,136	50,879
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(d)	1,183	1,183
Ginnie Mae I Pool 5.5% 1/15/2039	2,998	3,142
Ginnie Mae I Pool 5.5% 10/15/2035	2,371	2,483
Ginnie Mae I Pool 5.5% 3/15/2039	536	561
Ginnie Mae I Pool 5.5% 7/15/2038	467	487
Ginnie Mae I Pool 5.5% 9/15/2039	14,905	15,644
Ginnie Mae I Pool 5.5% 9/15/2039	10,353	10,862
Ginnie Mae I Pool 6% 5/15/2040	37,267	39,290
Ginnie Mae I Pool 6% 6/15/2036	940,757	990,361
Ginnie Mae I Pool 6.5% 10/15/2034	1,501	1,604
Ginnie Mae I Pool 6.5% 11/15/2034	425	444
Ginnie Mae I Pool 6.5% 8/15/2034	1,953	2,081
Ginnie Mae I Pool 6.5% 8/15/2036	334	358
Ginnie Mae I Pool 6.5% 9/15/2034	660	703
Ginnie Mae I Pool 7% 1/15/2028	16	16
Ginnie Mae I Pool 7% 1/15/2029	13	13
Ginnie Mae I Pool 7% 1/15/2031	53	55
Ginnie Mae I Pool 7% 1/15/2032	304	315
Ginnie Mae I Pool 7% 10/15/2028	97	99
Ginnie Mae I Pool 7% 12/15/2028	16	16
Ginnie Mae I Pool 7% 2/15/2028	21	21
Ginnie Mae I Pool 7% 2/15/2028	15	15
Ginnie Mae I Pool 7% 2/15/2032	261	267
Ginnie Mae I Pool 7% 3/15/2028	23	23
Ginnie Mae I Pool 7% 3/15/2028	18	18
Ginnie Mae I Pool 7% 3/15/2028	12	12
Ginnie Mae I Pool 7% 3/15/2031	28	29
Ginnie Mae I Pool 7% 3/15/2031	20	20
Ginnie Mae I Pool 7% 3/15/2032	175	182
Ginnie Mae I Pool 7% 4/15/2028	40	41
Ginnie Mae I Pool 7% 4/15/2028	25	26
Ginnie Mae I Pool 7% 4/15/2028	9	9
Ginnie Mae I Pool 7% 4/15/2032	141	146
Ginnie Mae I Pool 7% 4/15/2032	30	31
Ginnie Mae I Pool 7% 4/20/2032	3,015	3,143
Ginnie Mae I Pool 7% 5/15/2031	84	86
Ginnie Mae I Pool 7% 5/15/2032	77	80
Ginnie Mae I Pool 7% 6/15/2028	49	50
Ginnie Mae I Pool 7% 6/15/2028	45	46
Ginnie Mae I Pool 7% 6/15/2028	14	14
Ginnie Mae I Pool 7% 6/15/2028	10	10
Ginnie Mae I Pool 7% 6/15/2031	222	230
Ginnie Mae I Pool 7% 6/15/2032	34	35
Ginnie Mae I Pool 7% 7/15/2028	48	49
Ginnie Mae I Pool 7% 7/15/2032	49	51
Ginnie Mae I Pool 7% 8/15/2031	142	147
Ginnie Mae I Pool 7% 8/15/2032	64	65
Ginnie Mae I Pool 7% 9/15/2028	42	42
Ginnie Mae I Pool 7% 9/15/2031	113	117
Ginnie Mae I Pool 7% 9/15/2031	12	13
Ginnie Mae I Pool 7.5% 1/15/2031	21	22
Ginnie Mae I Pool 7.5% 10/15/2027	60	60
Ginnie Mae I Pool 7.5% 3/15/2028	711	723
Ginnie Mae I Pool 7.5% 4/15/2027	15	15
Ginnie Mae I Pool 7.5% 4/15/2027	2	2
Ginnie Mae I Pool 7.5% 5/15/2027	10	10
Ginnie Mae I Pool 7.5% 6/15/2027	37	37
Ginnie Mae I Pool 7.5% 7/15/2027	26	27
Ginnie Mae I Pool 7.5% 7/15/2027	2	2
Ginnie Mae I Pool 7.5% 7/15/2028	111	113
Ginnie Mae I Pool 7.5% 7/15/2029	21	22
Ginnie Mae I Pool 7.5% 8/15/2027	12	12
Ginnie Mae I Pool 7.5% 8/15/2028	22	23
Ginnie Mae I Pool 7.5% 9/15/2027	63	64
Ginnie Mae I Pool 7.5% 9/15/2028	67	69
Ginnie Mae I Pool 8% 12/15/2027	38	38
Ginnie Mae I Pool 8% 12/15/2027	11	11
Ginnie Mae I Pool 8% 7/15/2027	12	12
Ginnie Mae I Pool 8% 8/15/2027	3	4
Ginnie Mae I Pool 8% 8/15/2027	3	3
Ginnie Mae I Pool 8.5% 1/15/2031	204	213
Ginnie Mae I Pool 8.5% 7/15/2030	16	16
Ginnie Mae I Pool 8.5% 8/15/2029	12	12
Ginnie Mae II Pool 2% 1/20/2051	11,647,811	9,873,922
Ginnie Mae II Pool 2% 10/20/2050	7,791,995	6,603,861
Ginnie Mae II Pool 2% 11/20/2050	5,093,977	4,318,196
Ginnie Mae II Pool 2% 12/20/2050	11,689,879	9,906,843
Ginnie Mae II Pool 2% 2/20/2051	357,668	303,100
Ginnie Mae II Pool 2% 4/20/2051	125,152	106,053
Ginnie Mae II Pool 2% 8/20/2051	880,456	746,093
Ginnie Mae II Pool 2% 9/20/2050	1,858,724	1,579,137
Ginnie Mae II Pool 2.5% 12/20/2051	153,088	135,134
Ginnie Mae II Pool 2.5% 6/20/2051	4,943,403	4,363,625
Ginnie Mae II Pool 2.5% 7/20/2051	454,235	400,961
Ginnie Mae II Pool 3% 1/20/2043	257,714	242,074
Ginnie Mae II Pool 3% 10/20/2043	20,757	19,449
Ginnie Mae II Pool 3% 12/20/2042	22,623	21,249
Ginnie Mae II Pool 3% 8/20/2042	3,574	3,361
Ginnie Mae II Pool 3.5% 1/20/2042	2,294	2,210
Ginnie Mae II Pool 3.5% 1/20/2044	3,482	3,339
Ginnie Mae II Pool 3.5% 11/20/2041	105,752	101,929
Ginnie Mae II Pool 3.5% 12/20/2041	45,680	44,029
Ginnie Mae II Pool 3.5% 2/20/2043	20,837	20,028
Ginnie Mae II Pool 3.5% 3/20/2043	25,621	24,622
Ginnie Mae II Pool 3.5% 3/20/2044	3,898	3,737
Ginnie Mae II Pool 3.5% 4/20/2043	27,770	26,682
Ginnie Mae II Pool 3.5% 5/20/2043	264,229	252,722
Ginnie Mae II Pool 3.5% 5/20/2046	11,712	11,222
Ginnie Mae II Pool 3.5% 5/20/2046	3,331	3,192
Ginnie Mae II Pool 3.5% 6/20/2043	52,017	49,959
Ginnie Mae II Pool 3.5% 9/20/2043	307,554	295,132
Ginnie Mae II Pool 4% 1/20/2041	1,670	1,649
Ginnie Mae II Pool 4% 1/20/2042	13,815	13,624
Ginnie Mae II Pool 4% 1/20/2046	2,949	2,890
Ginnie Mae II Pool 4% 10/20/2040	14,732	14,547
Ginnie Mae II Pool 4% 10/20/2041	245,640	242,320
Ginnie Mae II Pool 4% 10/20/2044	148,925	146,243
Ginnie Mae II Pool 4% 11/20/2040	185,093	182,753
Ginnie Mae II Pool 4% 11/20/2041	8,177	8,065
Ginnie Mae II Pool 4% 11/20/2044	320,792	314,944
Ginnie Mae II Pool 4% 12/20/2044	8,691	8,532
Ginnie Mae II Pool 4% 12/20/2045	3,319	3,253
Ginnie Mae II Pool 4% 2/20/2041	3,953	3,902
Ginnie Mae II Pool 4% 3/20/2041	15,505	15,307
Ginnie Mae II Pool 4% 3/20/2047	3,262,552	3,206,643
Ginnie Mae II Pool 4% 4/20/2042	49,702	48,997
Ginnie Mae II Pool 4% 4/20/2047	666,690	655,266
Ginnie Mae II Pool 4% 5/20/2046	45,915	44,988
Ginnie Mae II Pool 4% 6/20/2045	145,646	142,894
Ginnie Mae II Pool 4% 7/20/2044	8,048	7,906
Ginnie Mae II Pool 4% 8/20/2041	1,716	1,693
Ginnie Mae II Pool 4% 8/20/2043	18,443	18,148
Ginnie Mae II Pool 4% 8/20/2044	20,788	20,418
Ginnie Mae II Pool 4% 8/20/2045	477,330	468,006
Ginnie Mae II Pool 4% 9/20/2040	67,225	66,378
Ginnie Mae II Pool 4.5% 1/20/2041	16,978	17,178
Ginnie Mae II Pool 4.5% 10/20/2039	2,609	2,594
Ginnie Mae II Pool 4.5% 10/20/2040	36,704	36,490
Ginnie Mae II Pool 4.5% 10/20/2040	3,635	3,678
Ginnie Mae II Pool 4.5% 11/20/2040	15,425	15,325
Ginnie Mae II Pool 4.5% 11/20/2040	3,654	3,697
Ginnie Mae II Pool 4.5% 12/20/2039	14,523	14,442
Ginnie Mae II Pool 4.5% 12/20/2040	7,358	7,311
Ginnie Mae II Pool 4.5% 2/20/2041	60,999	61,716
Ginnie Mae II Pool 4.5% 2/20/2041	637	633
Ginnie Mae II Pool 4.5% 3/20/2036	1,270	1,284
Ginnie Mae II Pool 4.5% 3/20/2041	3,992	4,039
Ginnie Mae II Pool 4.5% 4/20/2040	6,903	6,861
Ginnie Mae II Pool 4.5% 4/20/2041	36,785	37,218
Ginnie Mae II Pool 4.5% 5/20/2040	4,217	4,266
Ginnie Mae II Pool 4.5% 5/20/2041	158,221	160,082
Ginnie Mae II Pool 4.5% 6/20/2033	575	580
Ginnie Mae II Pool 4.5% 6/20/2039	2,866	2,851
Ginnie Mae II Pool 4.5% 6/20/2040	6,696	6,659
Ginnie Mae II Pool 4.5% 6/20/2041	99,638	100,810
Ginnie Mae II Pool 4.5% 7/20/2039	555	554
Ginnie Mae II Pool 4.5% 7/20/2040	6,992	7,074
Ginnie Mae II Pool 4.5% 7/20/2040	588	585
Ginnie Mae II Pool 4.5% 8/20/2040	920	931
Ginnie Mae II Pool 4.5% 9/20/2040	37,790	38,234
Ginnie Mae II Pool 5% 9/20/2033	26,135	26,681
Ginnie Mae II Pool 5.5% 12/20/2054	743,292	754,465
Ginnie Mae II Pool 5.5% 3/1/2056 (f)	33,550,000	33,981,986
Ginnie Mae II Pool 5.5% 4/1/2056 (f)	14,500,000	14,671,407
Ginnie Mae II Pool 6% 11/20/2031	716	741
Ginnie Mae II Pool 6% 12/20/2054	642,300	656,945
Ginnie Mae II Pool 6% 3/1/2056 (f)	21,575,000	22,012,658
Ginnie Mae II Pool 6% 4/1/2056 (f)	8,350,000	8,513,512
Ginnie Mae II Pool 6% 5/20/2032	3,366	3,489
Ginnie Mae II Pool 6.5% 11/20/2031	128	132
Ginnie Mae II Pool 6.5% 3/20/2031	157	162
Ginnie Mae II Pool 7% 2/20/2032	903	943
Ginnie Mae II Pool 7% 3/20/2032	465	486
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (f)	16,750,000	14,505,108
Uniform Mortgage Backed Securities 3.5% 3/1/2056 (f)	12,500,000	11,780,274
Uniform Mortgage Backed Securities 4% 3/1/2056 (f)	5,925,000	5,759,054
Uniform Mortgage Backed Securities 5% 3/1/2041 (f)	5,300,000	5,380,535
Uniform Mortgage Backed Securities 5% 3/1/2056 (f)	13,200,000	13,259,812
Uniform Mortgage Backed Securities 5% 4/1/2041 (f)	3,675,000	3,728,689
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (f)	17,100,000	17,375,204
Uniform Mortgage Backed Securities 6% 3/1/2056 (f)	8,600,000	8,821,383
TOTAL UNITED STATES		535,785,459
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $535,916,805)		535,785,459

U.S. Government Agency Obligations - 2.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.9%
Financials - 2.6%
Financial Services - 2.6%
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.79% 6/12/2028 (b)(c)	22,930,000	22,929,772
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.165%, 3.835% 1/19/2029 (b)(c)	17,080,000	17,079,717
TOTAL FINANCIALS		40,009,489
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Tennessee Valley Authority 5.25% 9/15/2039	2,235,000	2,430,108
Tennessee Valley Authority 5.375% 4/1/2056	2,737,000	2,876,575
TOTAL UTILITIES		5,306,683
TOTAL UNITED STATES		45,316,172
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $45,059,497)		45,316,172

U.S. Treasury Obligations - 51.1%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 2% 8/15/2051	1.96 to 2.08	33,422,000	19,985,312
US Treasury Bonds 2.375% 2/15/2042	3.19	353,100	268,405
US Treasury Bonds 2.5% 2/15/2045	3.00	6,150,700	4,514,518
US Treasury Bonds 2.875% 5/15/2049	2.57 to 2.59	4,458,100	3,320,414
US Treasury Bonds 3% 2/15/2049	2.99 to 3.01	95,773,600	73,214,427
US Treasury Bonds 3.625% 2/15/2053	3.81 to 3.85	54,399,000	45,665,410
US Treasury Bonds 4.125% 8/15/2044	4.66 to 4.73	17,670,000	16,734,042
US Treasury Bonds 4.375% 8/15/2043	4.91 to 5.27	85,314,000	83,917,650
US Treasury Bonds 4.625% 11/15/2044	4.59 to 4.84	29,470,000	29,747,432
US Treasury Bonds 4.625% 11/15/2055	4.69	960,000	958,350
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.63	4,970,438	4,900,997
US Treasury Notes 1.125% 8/31/2028	1.14 to 1.33	94,478,000	89,407,188
US Treasury Notes 2.625% 7/31/2029	2.83	25,679,000	25,027,997
US Treasury Notes 2.75% 7/31/2027	2.71	5,260,000	5,209,455
US Treasury Notes 2.75% 8/15/2032	3.98	1,800,000	1,703,883
US Treasury Notes 3.5% 1/15/2029	3.61 to 3.66	46,470,000	46,611,589
US Treasury Notes 3.5% 10/31/2027	3.58	24,689,700	24,717,669
US Treasury Notes 3.5% 2/15/2029	3.47	10,930,000	10,964,156
US Treasury Notes 3.75% 11/30/2032	3.95	7,250,000	7,269,541
US Treasury Notes 3.75% 5/15/2028	3.77	13,520,000	13,622,085
US Treasury Notes 3.75% 5/31/2030	3.84 to 3.90	55,440,000	56,018,222
US Treasury Notes 3.75% 6/30/2030	4.04	26,780,000	27,059,307
US Treasury Notes 3.75% 8/31/2031	3.65 to 3.68	10,970,000	11,059,988
US Treasury Notes 3.875% 8/15/2034	3.71 to 3.81	30,820,000	30,864,822
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	5,660,000	5,778,948
US Treasury Notes 4% 11/15/2035	4.19 to 4.24	7,670,000	7,697,564
US Treasury Notes 4% 7/31/2030	4.18	6,990,000	7,134,169
US Treasury Notes 4.125% 11/15/2027	4.20	28,520,000	28,849,763
US Treasury Notes 4.125% 11/30/2031	4.13	6,510,000	6,683,176
US Treasury Notes 4.125% 2/15/2036	3.97	12,470,000	12,635,617
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.09	19,000,000	19,499,492
US Treasury Notes 4.125% 5/31/2032	4.17 to 4.18	11,000,000	11,285,870
US Treasury Notes 4.125% 8/31/2030	4.19	1,950,000	1,999,893
US Treasury Notes 4.25% 1/15/2028	4.29	11,780,000	11,958,541
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.31	30,560,000	31,553,200
US Treasury Notes 4.25% 6/30/2031	3.99	4,940,000	5,103,445
US Treasury Notes 4.375% 12/15/2026	4.43	350,000	352,190
US Treasury Notes 4.375% 7/15/2027	4.24	3,530,000	3,573,308
TOTAL U.S. TREASURY OBLIGATIONS (Cost $826,069,157)			786,868,035

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $34,344,682)	3.70	34,339,966	34,346,834

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	4,850,000	151,914
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	4,850,000	149,051
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.828% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	3,400,000	22,015
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.964% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	14,900,000	195,700

TOTAL PUT SWAPTIONS			518,680
Call Swaptions - 0.1%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	4,850,000	156,038
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/2030	4,850,000	159,585
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.828% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	3,400,000	99,923
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.964% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	14,900,000	636,833

TOTAL CALL SWAPTIONS			1,052,379
TOTAL PURCHASED SWAPTIONS (Cost $1,447,686)			1,571,059

TOTAL INVESTMENT IN SECURITIES - 110.9% (Cost $1,746,632,089)	1,711,877,876
NET OTHER ASSETS (LIABILITIES) - (10.9)%	(167,725,268)
NET ASSETS - 100.0%	1,544,152,608

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 3/1/2056	(15,350,000)	(15,547,645)
Ginnie Mae II Pool 6% 3/1/2056	(21,575,000)	(22,012,658)
Ginnie Mae II Pool 6% 4/1/2056	(1,450,000)	(1,478,394)
Uniform Mortgage Backed Securities 2% 3/1/2056	(14,975,000)	(12,401,757)
Uniform Mortgage Backed Securities 2.5% 3/1/2056	(16,750,000)	(14,505,108)
Uniform Mortgage Backed Securities 2.5% 4/1/2056	(16,750,000)	(14,505,761)
Uniform Mortgage Backed Securities 3% 3/1/2056	(15,900,000)	(14,377,699)
Uniform Mortgage Backed Securities 3.5% 3/1/2056	(12,500,000)	(11,780,274)
Uniform Mortgage Backed Securities 3.5% 4/1/2056	(29,600,000)	(27,884,126)
Uniform Mortgage Backed Securities 4% 3/1/2056	(17,975,000)	(17,471,560)
Uniform Mortgage Backed Securities 4.5% 3/1/2056	(27,425,000)	(27,118,611)
Uniform Mortgage Backed Securities 5% 3/1/2041	(3,675,000)	(3,730,843)
Uniform Mortgage Backed Securities 5% 3/1/2056	(13,200,000)	(13,259,812)
Uniform Mortgage Backed Securities 5% 4/1/2056	(13,200,000)	(13,246,407)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(34,200,000)	(34,750,408)
Uniform Mortgage Backed Securities 6% 3/1/2056	(8,600,000)	(8,821,383)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(252,892,446)

TOTAL TBA SALE COMMITMENTS (Proceeds $251,017,087)		(252,892,446)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,001	6/2026	113,895,031	838,095
CBOT 2Y US Treasury Notes Contracts (United States)	1,615	6/2026	337,913,516	455,731
CBOT US Treasury Ultra Bond Contracts (United States)	5	6/2026	607,813	(95)

TOTAL LONG				1,293,731

SHORT

Interest Rate Contracts
CBOT US Treasury Long Bond Contracts (United States)	(18)	6/2026	(2,131,313)	(21,410)

TOTAL FUTURES CONTRACTS				1,272,321
The notional amount of long futures as a percentage of Net Assets is 29.2%.
The notional amount of short futures as a percentage of Net Assets is 0.1%.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028	70,686,000	(184,747)	0	(184,747)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2056	3,620,000	169,825	0	169,825
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2030	28,468,000	(214,096)	0	(214,096)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2029	95,099,000	(579,467)	0	(579,467)
TOTAL INTEREST RATE SWAPS							(808,485)	0	(808,485)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $3,704,916.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $938,495.

(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,039,253.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Principal Only Strips represent the right to receive the monthly principal payments.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	66,297,356	227,837,240	259,792,900	927,427	5,138	-	34,346,834	34,339,966	0.1%
Fidelity Securities Lending Cash Central Fund	-	23,989,226	23,989,226	1,369	-	-	-	-	0.0%
Total	66,297,356	251,826,466	283,782,126	928,796	5,138	-	34,346,834

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Collateralized Mortgage Obligations	150,508,973	-	150,508,973	-

Commercial Mortgage Securities	157,481,344	-	157,481,344	-

U.S. Government Agency - Mortgage Securities	535,785,459	-	535,785,459	-

U.S. Government Agency Obligations
Financials	40,009,489	-	40,009,489	-
Utilities	5,306,683	-	5,306,683	-

U.S. Treasury Obligations	786,868,035	-	786,868,035	-

Money Market Funds	34,346,834	34,346,834	-	-

Purchased Swaptions	1,571,059	-	1,571,059	-
Total Investments in Securities:	1,711,877,876	34,346,834	1,677,531,042	-
Derivative Instruments:

Assets
Futures Contracts	1,293,826	1,293,826	-	-
Swaps	169,825	-	169,825	-
Total Assets	1,463,651	1,293,826	169,825	-

Liabilities
Futures Contracts	(21,505)	(21,505)	-	-
Swaps	(978,310)	-	(978,310)	-
Total Liabilities	(999,815)	(21,505)	(978,310)	-
Total Derivative Instruments:	463,836	1,272,321	(808,485)	-
Other Financial Instruments:

TBA Sale Commitments	(252,892,446)	-	(252,892,446)	-
Total Other Financial Instruments:	(252,892,446)	-	(252,892,446)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	1,293,826	(21,505)
Purchased Swaptions (b)	1,571,059	-
Swaps (c)	169,825	(978,310)
Total Interest Rate Risk	3,034,710	(999,815)
Total Value of Derivatives	3,034,710	(999,815)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,712,287,407)	$1,677,531,042
Fidelity Central Funds (cost $34,344,682)	34,346,834

Total Investment in Securities (cost $1,746,632,089)		$1,711,877,876
Receivable for investments sold		104,776
Receivable for TBA sale commitments		251,017,087
Receivable for fund shares sold		2,587,087
Interest receivable		7,018,563
Distributions receivable from Fidelity Central Funds		70,542
Receivable for daily variation margin on futures contracts		717,159
Receivable from investment adviser for expense reductions		10,264
Total assets		1,973,403,354
Liabilities
Payable for investments purchased
Regular delivery	$14,074,535
Delayed delivery	159,275,373
TBA sale commitments, at value	252,892,446
Payable for fund shares redeemed	1,716,792
Distributions payable	266,028
Accrued management fee	360,414
Distribution and service plan fees payable	40,579
Payable for daily variation margin on centrally cleared swaps	402,144
Other affiliated payables	222,313
Other payables and accrued expenses	122
Total liabilities		429,250,746
Net Assets		$1,544,152,608
Net Assets consist of:
Paid in capital		$2,044,795,483
Total accumulated earnings (loss)		(500,642,875)
Net Assets		$1,544,152,608

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($87,007,023 ÷ 9,256,338 shares)(a)		$9.40
Maximum offering price per share (100/96.00 of $9.40)		$9.79
Class M :
Net Asset Value and redemption price per share ($64,546,811 ÷ 6,867,945 shares)(a)		$9.40
Maximum offering price per share (100/96.00 of $9.40)		$9.79
Class C :
Net Asset Value and offering price per share ($11,211,885 ÷ 1,200,160 shares)(a)		$9.34
Government Income :
Net Asset Value, offering price and redemption price per share ($1,081,630,222 ÷ 115,242,454 shares)		$9.39
Class I :
Net Asset Value, offering price and redemption price per share ($118,807,546 ÷ 12,638,259 shares)		$9.40
Class Z :
Net Asset Value, offering price and redemption price per share ($180,949,121 ÷ 19,240,254 shares)		$9.40
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Interest		$31,556,285
Income from Fidelity Central Funds (including $1,369 from security lending)		928,796
Total income		32,485,081
Expenses
Management fee	$2,265,681
Transfer agent fees	844,964
Distribution and service plan fees	247,979
Fund wide operations fee	544,582
Independent trustees' fees and expenses	1,752
Total expenses before reductions	3,904,958
Expense reductions	(45,304)
Total expenses after reductions		3,859,654
Net Investment income (loss)		28,625,427
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,665,781)
Fidelity Central Funds	5,138
Futures contracts	1,524,460
Swaps	(832,034)
Total net realized gain (loss)		(2,968,217)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	35,448,310
Futures contracts	3,761
Swaps	734,014
TBA sale commitments	(1,361,644)
Total change in net unrealized appreciation (depreciation)		34,824,441
Net gain (loss)		31,856,224
Net increase (decrease) in net assets resulting from operations		$60,481,651
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,625,427	$70,115,600
Net realized gain (loss)	(2,968,217)	(22,202,841)
Change in net unrealized appreciation (depreciation)	34,824,441	(6,714,963)
Net increase (decrease) in net assets resulting from operations	60,481,651	41,197,796
Distributions to shareholders	(27,275,461)	(71,644,983)

Share transactions - net increase (decrease)	(189,910,857)	(593,653,487)
Total increase (decrease) in net assets	(156,704,667)	(624,100,674)

Net Assets
Beginning of period	1,700,857,275	2,324,957,949
End of period	$1,544,152,608	$1,700,857,275

Financial Highlights
Fidelity Advisor® Government Income Fund Class A

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.21	$9.35	$9.06	$9.51	$10.78	$11.17
Income from Investment Operations
Net investment income (loss) A,B	.151	.310	.277	.189	.076	.052
Net realized and unrealized gain (loss)	.182	(.133)	.266	(.461)	(1.269)	(.255)
Total from investment operations	.333	.177	.543	(.272)	(1.193)	(.203)
Distributions from net investment income	(.143)	(.317)	(.253)	(.178)	(.077)	(.046)
Distributions from net realized gain	-	-	-	-	-	(.141)
Total distributions	(.143)	(.317)	(.253)	(.178)	(.077)	(.187)
Net asset value, end of period	$9.40	$9.21	$9.35	$9.06	$9.51	$10.78
Total Return C,D,E	3.64%	1.97%	6.11%	(2.87)%	(11.11)%	(1.84)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.80% H	.79%	.79%	.79%	.77%	.76%
Expenses net of fee waivers, if any	.80 % H	.79%	.79%	.79%	.77%	.76%
Expenses net of all reductions, if any	.80% H	.79%	.79%	.79%	.77%	.76%
Net investment income (loss)	3.28% H	3.38%	3.06%	2.05%	.74%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$87,007	$87,002	$97,177	$103,376	$119,339	$185,323
Portfolio turnover rate I	197 % H	279%	393%	354%	318% J	223%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class M

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.21	$9.35	$9.06	$9.51	$10.77	$11.17
Income from Investment Operations
Net investment income (loss) A,B	.153	.313	.280	.191	.077	.052
Net realized and unrealized gain (loss)	.182	(.133)	.265	(.460)	(1.259)	(.265)
Total from investment operations	.335	.180	.545	(.269)	(1.182)	(.213)
Distributions from net investment income	(.145)	(.320)	(.255)	(.181)	(.078)	(.046)
Distributions from net realized gain	-	-	-	-	-	(.141)
Total distributions	(.145)	(.320)	(.255)	(.181)	(.078)	(.187)
Net asset value, end of period	$9.40	$9.21	$9.35	$9.06	$9.51	$10.77
Total Return C,D,E	3.66%	2.00%	6.14%	(2.85)%	(11.01)%	(1.92)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.77% H	.76%	.76%	.76%	.76%	.75%
Expenses net of fee waivers, if any	.77 % H	.76%	.76%	.76%	.76%	.75%
Expenses net of all reductions, if any	.76% H	.76%	.76%	.76%	.76%	.75%
Net investment income (loss)	3.31% H	3.42%	3.09%	2.07%	.75%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$64,547	$67,088	$73,033	$83,063	$95,430	$128,097
Portfolio turnover rate I	197 % H	279%	393%	354%	318% J	223%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class C

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.15	$9.29	$9.01	$9.45	$10.73	$11.16
Income from Investment Operations
Net investment income (loss) A,B	.115	.240	.208	.119	(.002)	(.032)
Net realized and unrealized gain (loss)	.182	(.134)	.256	(.451)	(1.261)	(.257)
Total from investment operations	.297	.106	.464	(.332)	(1.263)	(.289)
Distributions from net investment income	(.107)	(.246)	(.184)	(.108)	(.017)	- C
Distributions from net realized gain	-	-	-	-	-	(.141)
Total distributions	(.107)	(.246)	(.184)	(.108)	(.017)	(.141)
Net asset value, end of period	$9.34	$9.15	$9.29	$9.01	$9.45	$10.73
Total Return D,E,F	3.27%	1.20%	5.23%	(3.52)%	(11.78)%	(2.61)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.56% I	1.55%	1.54%	1.54%	1.53%	1.53%
Expenses net of fee waivers, if any	1.56 % I	1.55%	1.54%	1.54%	1.53%	1.53%
Expenses net of all reductions, if any	1.56% I	1.55%	1.54%	1.54%	1.53%	1.53%
Net investment income (loss)	2.52% I	2.63%	2.31%	1.29%	(.02)%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,212	$11,555	$15,725	$26,095	$32,729	$48,354
Portfolio turnover rate J	197 % I	279%	393%	354%	318% K	223%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Government Income Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.19	$9.33	$9.05	$9.49	$10.76	$11.15
Income from Investment Operations
Net investment income (loss) A,B	.167	.341	.307	.220	.108	.085
Net realized and unrealized gain (loss)	.192	(.133)	.256	(.451)	(1.269)	(.257)
Total from investment operations	.359	.208	.563	(.231)	(1.161)	(.172)
Distributions from net investment income	(.159)	(.348)	(.283)	(.209)	(.109)	(.077)
Distributions from net realized gain	-	-	-	-	-	(.141)
Total distributions	(.159)	(.348)	(.283)	(.209)	(.109)	(.218)
Net asset value, end of period	$9.39	$9.19	$9.33	$9.05	$9.49	$10.76
Total Return C,D	3.94%	2.31%	6.36%	(2.44)%	(10.84)%	(1.56)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45% G	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.62% G	3.73%	3.40%	2.38%	1.06%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$1,081,630	$1,160,131	$1,474,666	$1,556,472	$1,755,646	$2,130,162
Portfolio turnover rate H	197 % G	279%	393%	354%	318% I	223%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class I

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.21	$9.35	$9.06	$9.51	$10.78	$11.17
Income from Investment Operations
Net investment income (loss) A,B	.165	.338	.304	.215	.105	.081
Net realized and unrealized gain (loss)	.182	(.134)	.265	(.460)	(1.270)	(.257)
Total from investment operations	.347	.204	.569	(.245)	(1.165)	(.176)
Distributions from net investment income	(.157)	(.344)	(.279)	(.205)	(.105)	(.073)
Distributions from net realized gain	-	-	-	-	-	(.141)
Total distributions	(.157)	(.344)	(.279)	(.205)	(.105)	(.214)
Net asset value, end of period	$9.40	$9.21	$9.35	$9.06	$9.51	$10.78
Total Return C,D	3.80%	2.27%	6.42%	(2.59)%	(10.85)%	(1.59)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50% G	.49%	.50%	.50%	.49%	.49%
Expenses net of fee waivers, if any	.50 % G	.49%	.50%	.50%	.49%	.49%
Expenses net of all reductions, if any	.50% G	.49%	.50%	.50%	.49%	.49%
Net investment income (loss)	3.58% G	3.68%	3.35%	2.34%	1.02%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$118,808	$135,439	$174,237	$195,395	$199,012	$280,216
Portfolio turnover rate H	197 % G	279%	393%	354%	318% I	223%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Government Income Fund Class Z

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.21	$9.35	$9.07	$9.51	$10.78	$11.18
Income from Investment Operations
Net investment income (loss) A,B	.171	.352	.318	.228	.116	.095
Net realized and unrealized gain (loss)	.183	(.136)	.254	(.450)	(1.268)	(.267)
Total from investment operations	.354	.216	.572	(.222)	(1.152)	(.172)
Distributions from net investment income	(.164)	(.356)	(.292)	(.218)	(.118)	(.087)
Distributions from net realized gain	-	-	-	-	-	(.141)
Total distributions	(.164)	(.356)	(.292)	(.218)	(.118)	(.228)
Net asset value, end of period	$9.40	$9.21	$9.35	$9.07	$9.51	$10.78
Total Return C,D	3.87%	2.41%	6.45%	(2.35)%	(10.74)%	(1.55)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36 % G	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions, if any	.36% G	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	3.72% G	3.82%	3.49%	2.47%	1.15%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$180,949	$239,641	$490,120	$1,698,760	$1,393,640	$735,265
Portfolio turnover rate H	197 % G	279%	393%	354%	318% I	223%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$36,305,212
Gross unrealized depreciation	(64,913,272)
Net unrealized appreciation (depreciation)	$(28,608,060)
Tax cost	$1,739,074,413

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(191,336,267)
Long-term	(273,460,703)
Total capital loss carryforward	$(464,796,970)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Government Income Fund
Interest Rate Risk
Futures Contracts	1,524,460	3,761
Purchased Options	(549,816)	432,328
Swaps	(832,034)	734,014
Total Interest Rate Risk	142,610	1,170,103
Totals	142,610	1,170,103

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Government Income Fund	438,540,790

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Government Income Fund	192,062,833

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Government Income Fund	941,540,713	1,028,145,105
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .282% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	108,306	3,198
Class M	- %	.25%	83,122	782
Class C	.75%	.25%	56,551	5,771
			247,979	9,751

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	6,796
Class M	436
Class C A	374
7,606

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income and Class Z. FIIOC receives an asset-based fee of Government Income's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	83,214.19
Class M	52,920.16
Class C	11,198.20
Government Income	556,598.10
Class I	90,381.14
Class Z	50,653.05
	844,964

A Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annualized rate expressed as a percentage of average net assets:

Fidelity Government Income Fund	.07%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations in security lending. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Government Income Fund	146	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class Z	.36%	43,233

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,071.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Government Income Fund
Distributions to shareholders
Class A	$1,334,871	$3,115,217
Class M	1,035,456	2,348,087
Class C	131,671	372,769
Government Income	19,056,205	48,559,587
Class I	2,141,961	5,565,821
Class Z	3,575,297	11,683,502
Total	$27,275,461	$71,644,983
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2026	Year ended August 31, 2025	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Government Income Fund
Class A
Shares sold	727,346	2,027,823	$6,766,573	$18,603,526
Reinvestment of distributions	139,510	329,052	1,297,841	3,012,239
Shares redeemed	(1,058,548)	(3,305,417)	(9,839,618)	(30,238,850)
Net increase (decrease)	(191,692)	(948,542)	$(1,775,204)	$(8,623,085)
Class M
Shares sold	865,569	1,630,118	$8,039,363	$14,919,763
Reinvestment of distributions	107,808	246,888	1,002,894	2,259,607
Shares redeemed	(1,391,991)	(2,405,085)	(12,945,418)	(22,020,853)
Net increase (decrease)	(418,614)	(528,079)	$(3,903,161)	$(4,841,483)
Class C
Shares sold	127,730	303,471	$1,178,715	$2,765,080
Reinvestment of distributions	14,121	40,454	130,563	367,737
Shares redeemed	(204,295)	(774,104)	(1,885,985)	(7,030,364)
Net increase (decrease)	(62,444)	(430,179)	$(576,707)	$(3,897,547)
Government Income
Shares sold	10,824,637	28,608,495	$100,503,882	$261,610,576
Reinvestment of distributions	1,911,844	4,973,468	17,763,292	45,466,475
Shares redeemed	(23,667,284)	(65,407,666)	(219,745,236)	(599,219,560)
Net increase (decrease)	(10,930,803)	(31,825,703)	$(101,478,062)	$(292,142,509)
Class I
Shares sold	1,719,566	5,793,249	$15,991,771	$53,184,218
Reinvestment of distributions	224,789	592,799	2,091,543	5,427,985
Shares redeemed	(4,012,750)	(10,319,903)	(37,275,113)	(94,718,260)
Net increase (decrease)	(2,068,395)	(3,933,855)	$(19,191,799)	$(36,106,057)
Class Z
Shares sold	3,591,109	12,843,407	$33,377,768	$117,504,489
Reinvestment of distributions	347,146	1,196,042	3,231,054	10,953,058
Shares redeemed	(10,708,085)	(40,435,808)	(99,594,746)	(376,500,353)
Net increase (decrease)	(6,769,830)	(26,396,359)	$(62,985,924)	$(248,042,806)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Government Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board also considered that the total expenses for Class C of the fund ranked in the 3rd quartile of the total peer group. The Board noted that Class C has a 1.00% 12b-1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees. The Board considered that, when excluding 12b-1 fees, the fund was below median.
Other Contractual Arrangements. The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable.
The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.700523.128
GOV-SANN-0426
Fidelity® Environmental Bond Fund

Semi-Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Environmental Bond Fund
Schedule of Investments February 28, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Helios Issuer LLC Series 2022-A Class A, 2.79% 2/22/2049 (f)	196,677	167,645
Hertz Vehicle Financing III LLC Series 2023-1A Class A, 5.49% 6/25/2027 (f)	83,333	83,422
TOTAL UNITED STATES		251,067
TOTAL ASSET-BACKED SECURITIES (Cost $277,277)		251,067

Commercial Mortgage Securities - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (f)	100,000	103,018
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-KG03 Class A2, 1.297% 6/25/2030 (e)	160,000	144,334
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KG07 Class A2, 3.123% 8/25/2032	200,000	189,897
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-KSG4 Class A2, 3.4% 8/25/2032 (e)	200,000	192,650
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-KG08 Class A2, 4.134% 5/25/2033	300,000	300,173
TOTAL UNITED STATES		930,072
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $937,732)		930,072

Foreign Government and Government Agency Obligations - 0.8%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Treasury Corp of Victoria 2% 9/17/2035	AUD	12,000	6,455
GERMANY - 0.6%
German Federal Republic 0% 8/15/2030 (c)	EUR	115,000	123,610
German Federal Republic 2.3% 2/15/2033 (c)	EUR	70,000	82,145
German Federal Republic 2.5% 2/15/2035 (c)	EUR	70,000	82,273
TOTAL GERMANY			288,028
URUGUAY - 0.2%
Uruguay Republic 5.75% 10/28/2034		100,000	107,430
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $387,716)			401,913

Non-Convertible Corporate Bonds - 36.4%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Lendlease Finance Ltd 3.4% 10/27/2027 (c)	AUD	20,000	13,785
BELGIUM - 0.4%
Financials - 0.4%
Banks - 0.4%
KBC Group NV 4.932% 10/16/2030 (e)(f)		200,000	205,120
CANADA - 0.8%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
TELUS Corp 3.4% 5/13/2032		300,000	280,505
Financials - 0.2%
Banks - 0.2%
Bank of Nova Scotia/The 4.247% 2/2/2030 (e)		100,000	100,493
TOTAL CANADA			380,998
DENMARK - 0.3%
Financials - 0.3%
Banks - 0.3%
Danske Bank A/S 4.75% 6/21/2030 (c)(e)	EUR	100,000	125,139
FINLAND - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Citycon Treasury BV 5% 3/11/2030 (c)	EUR	100,000	114,824
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 3.739% 4/20/2034 (c)(e)	EUR	100,000	119,375
BNP Paribas SA 5.786% 1/13/2033 (e)(f)		39,000	41,307

TOTAL FRANCE			160,682
GERMANY - 1.4%
Financials - 0.9%
Banks - 0.6%
Commerzbank AG 3.625% 1/14/2032 (c)(e)	EUR	100,000	120,258
Volkswagen Bank GmbH 2.75% 6/19/2028 (c)	EUR	100,000	118,186
			238,444
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (e)		150,000	156,879
TOTAL FINANCIALS			395,323
Materials - 0.0%
Construction Materials - 0.0%
Heidelberg Materials AG 3.95% 7/19/2034 (c)	EUR	10,000	12,188
Utilities - 0.5%
Electric Utilities - 0.2%
Amprion GmbH 3.162% 1/15/2031 (c)	EUR	100,000	118,978
Independent Power and Renewable Electricity Producers - 0.3%
RWE Finance US LLC 5.125% 9/18/2035 (f)		150,000	150,377
TOTAL UTILITIES			269,355
TOTAL GERMANY			676,866
IRELAND - 1.7%
Financials - 0.9%
Banks - 0.6%
AIB Group PLC 2.875% 5/30/2031 (c)(e)	EUR	125,000	147,779
Bank of Ireland Group PLC 5% 7/4/2031 (c)(e)	EUR	100,000	127,399
			275,178
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5% 11/15/2035		150,000	149,780
TOTAL FINANCIALS			424,958
Materials - 0.8%
Containers & Packaging - 0.8%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030		200,000	207,087
Smurfit Westrock Financing DAC 5.418% 1/15/2035		200,000	207,574
TOTAL MATERIALS			414,661
TOTAL IRELAND			839,619
ITALY - 0.8%
Utilities - 0.8%
Electric Utilities - 0.4%
Enel Finance International NV 4.375% 9/30/2030 (f)		200,000	201,022
Gas Utilities - 0.4%
Snam SpA 5% 5/28/2030 (f)		200,000	205,675
TOTAL ITALY			406,697
JAPAN - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp 4.372% 7/27/2027 (f)		100,000	100,637
NTT Finance Corp 5.171% 7/16/2032 (f)		200,000	206,769

TOTAL JAPAN			307,406
LUXEMBOURG - 0.7%
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Blackstone Property Partners Europe Holdings Sarl 1.625% 4/20/2030 (c)	EUR	100,000	110,916
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (c)	EUR	100,000	125,280
P3 Group Sarl 4% 4/19/2032 (c)	EUR	100,000	121,107

TOTAL LUXEMBOURG			357,303
NETHERLANDS - 0.8%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
REWE International Finance BV 4.875% 9/13/2030 (c)	EUR	100,000	126,700
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		100,000	91,589
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		14,000	14,243
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		41,000	41,881
TOTAL INFORMATION TECHNOLOGY			147,713
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CTP NV 1.5% 9/27/2031 (c)	EUR	100,000	106,602
TOTAL NETHERLANDS			381,015
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 4% 3/14/2029 (c)(e)	EUR	100,000	121,619
SPAIN - 0.4%
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (f)		200,000	195,285
UNITED KINGDOM - 2.5%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (f)		100,000	89,010
Financials - 1.3%
Banks - 1.3%
Barclays PLC 5.367% 2/25/2031 (e)		200,000	207,606
Lloyds Banking Group PLC 3.875% 5/14/2032 (c)(e)	EUR	100,000	122,171
NatWest Group PLC 3.673% 8/5/2031 (c)(e)	EUR	100,000	121,060
NatWest Group PLC 4.964% 8/15/2030 (e)		200,000	205,041
TOTAL FINANCIALS			655,878
Utilities - 1.0%
Electric Utilities - 0.5%
National Grid Electricity Transmission PLC 3.563% 2/3/2034 (c)	EUR	100,000	119,521
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (c)	EUR	100,000	119,567
			239,088
Water Utilities - 0.5%
Severn Trent Utilities Finance PLC 4% 3/5/2034 (c)	EUR	100,000	122,004
South West Water Finance PLC 5.25% 9/15/2031 (c)	GBP	100,000	136,544
			258,548
TOTAL UTILITIES			497,636
TOTAL UNITED KINGDOM			1,242,524
UNITED STATES - 25.3%
Communication Services - 2.2%
Diversified Telecommunication Services - 1.5%
AT&T Inc 5.4% 2/15/2034		150,000	157,222
Verizon Communications Inc 2.55% 3/21/2031		50,000	46,262
Verizon Communications Inc 3.875% 2/8/2029		450,000	450,550
Verizon Communications Inc 5.05% 5/9/2033		100,000	103,726
			757,760
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035		120,000	125,348
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055		120,000	117,041
			242,389
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 4.2% 10/1/2029		100,000	100,805
TOTAL COMMUNICATION SERVICES			1,100,954
Consumer Discretionary - 0.4%
Automobiles - 0.2%
General Motors Financial Co Inc 4.9% 10/6/2029		100,000	102,258
Leisure Products - 0.2%
Mattel Inc 5% 11/17/2030		98,000	99,505
TOTAL CONSUMER DISCRETIONARY			201,763
Consumer Staples - 2.1%
Beverages - 0.2%
PepsiCo Inc 3.9% 7/18/2032		100,000	99,219
Consumer Staples Distribution & Retail - 0.5%
Walmart Inc 1.8% 9/22/2031		300,000	270,513
Food Products - 1.4%
Bunge Ltd Finance Corp 4.1% 1/7/2028		55,000	55,272
Bunge Ltd Finance Corp 4.2% 9/17/2029		100,000	100,648
General Mills Inc 2.25% 10/14/2031		450,000	403,857
Mondelez International Inc 4.75% 8/28/2034		100,000	100,586
			660,363
TOTAL CONSUMER STAPLES			1,030,095
Financials - 9.9%
Banks - 3.6%
Bank of America Corp 4.456% 2/6/2032 (e)		100,000	100,748
Bank of America Corp 5.425% 8/15/2035 (e)		100,000	102,441
Bank of America Corp 6.204% 11/10/2028 (e)		290,000	300,316
Citigroup Inc 4.542% 9/19/2030 (e)		100,000	101,180
Fifth Third Bancorp 4.895% 9/6/2030 (e)		100,000	102,090
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 9/15/2030 (f)		100,000	93,815
JPMorgan Chase & Co 4.255% 10/22/2031 (e)		300,000	300,897
JPMorgan Chase & Co 4.603% 10/22/2030 (e)		150,000	152,772
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (e)		200,000	204,491
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (e)		100,000	104,162
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (e)		150,000	159,203
Wells Fargo & Co 5.244% 1/24/2031 (e)		55,000	57,061
			1,779,176
Capital Markets - 4.2%
Athene Global Funding 2.5% 3/24/2028 (f)		250,000	240,939
Blackstone Private Credit Fund 3.25% 3/15/2027		200,000	196,417
GA Global Funding Trust 5.2% 12/9/2031 (f)		150,000	151,400
GA Global Funding Trust 5.4% 1/13/2030 (f)		150,000	153,704
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (e)		66,000	66,408
HPS Corporate Lending Fund 5.45% 11/15/2030 (f)		98,000	96,301
Moody's Corp 5% 8/5/2034		100,000	102,929
Morgan Stanley 4.356% 10/22/2031 (e)		150,000	150,353
Morgan Stanley 4.493% 1/16/2032 (e)		39,000	39,226
Morgan Stanley 4.654% 10/18/2030 (e)		100,000	101,632
Morgan Stanley 5.23% 1/15/2031 (e)		79,000	81,811
Morgan Stanley 5.449% 7/20/2029 (e)		150,000	154,677
MSCI Inc 5.15% 3/15/2036		14,000	13,872
MSCI Inc 5.25% 9/1/2035		113,000	113,143
Nuveen LLC 5.55% 1/15/2030 (f)		18,000	18,788
S&P Global Inc 2.7% 3/1/2029		400,000	386,660
			2,068,260
Consumer Finance - 0.9%
American Express Co 4.456% 2/10/2032 (e)		150,000	151,470
Capital One Financial Corp 7.149% 10/29/2027 (e)		100,000	101,984
Ford Motor Credit Co LLC 5.125% 11/5/2026		200,000	201,154
			454,608
Financial Services - 0.2%
Mastercard Inc 4.35% 1/15/2032		100,000	101,355
Insurance - 1.0%
Arthur J Gallagher & Co 5% 2/15/2032		12,000	12,264
Arthur J Gallagher & Co 5.15% 2/15/2035		150,000	152,053
Assurant Inc 5.55% 2/15/2036		47,000	47,752
MetLife Inc 5.3% 12/15/2034		90,000	93,630
Pine Street Trust III 6.223% 5/15/2054 (f)		200,000	203,668
			509,367
TOTAL FINANCIALS			4,912,766
Health Care - 2.2%
Health Care Providers & Services - 1.6%
CVS Health Corp 4.3% 3/25/2028		200,000	201,175
CVS Health Corp 5.25% 1/30/2031		100,000	104,223
CVS Health Corp 5.875% 6/1/2053		50,000	49,026
Humana Inc 5.375% 4/15/2031		122,000	125,730
Icon Investments Six DAC 6% 5/8/2034		200,000	205,231
Kaiser Foundation Hospitals 3.15% 5/1/2027		50,000	49,721
UnitedHealth Group Inc 5.3% 6/15/2035		49,000	51,131
			786,237
Pharmaceuticals - 0.6%
Merck & Co Inc 1.9% 12/10/2028		300,000	286,431
TOTAL HEALTH CARE			1,072,668
Industrials - 0.5%
Ground Transportation - 0.3%
Uber Technologies Inc 4.8% 9/15/2034		100,000	100,290
Uber Technologies Inc 4.8% 9/15/2035		18,000	17,918
			118,208
Marine Transportation - 0.2%
AP Moller - Maersk A/S 5.875% 9/14/2033 (f)		100,000	107,692
Professional Services - 0.0%
Verisk Analytics Inc 4.45% 3/15/2031		6,000	6,029
TOTAL INDUSTRIALS			231,929
Information Technology - 2.2%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC / EMC Corp 4.75% 10/6/2032		32,000	32,299
Dell International LLC / EMC Corp 4.85% 2/1/2035		100,000	99,353
			131,652
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices Inc 1.7% 10/1/2028		300,000	285,032
Broadcom Inc 4.55% 2/15/2032		200,000	202,702
Broadcom Inc 4.9% 7/15/2032		150,000	154,496
			642,230
Software - 0.7%
Autodesk Inc 2.4% 12/15/2031		300,000	268,970
Oracle Corp 4.8% 9/26/2032		29,000	28,337
Oracle Corp 5.2% 9/26/2035		27,000	26,091
			323,398
TOTAL INFORMATION TECHNOLOGY			1,097,280
Materials - 0.4%
Chemicals - 0.4%
Dow Chemical Co/The 5.15% 2/15/2034		200,000	198,552
Real Estate - 2.3%
Diversified REITs - 0.3%
WP Carey Inc 2.45% 2/1/2032		150,000	134,233
Health Care REITs - 0.5%
Healthpeak OP LLC 2.125% 12/1/2028		150,000	142,680
Healthpeak OP LLC 5.375% 2/15/2035		100,000	103,160
			245,840
Office REITs - 0.4%
Boston Properties LP 6.75% 12/1/2027		22,000	22,957
Kilroy Realty LP 2.5% 11/15/2032		200,000	167,684
			190,641
Residential REITs - 1.0%
American Homes 4 Rent LP 5.5% 2/1/2034		50,000	51,641
UDR Inc 1.9% 3/15/2033		525,000	440,123
			491,764
Retail REITs - 0.0%
Regency Centers LP 4.5% 3/15/2033		9,000	9,003
Specialized REITs - 0.1%
American Tower Corp 4.7% 12/15/2032		68,000	68,782
TOTAL REAL ESTATE			1,140,263
Utilities - 3.1%
Electric Utilities - 2.2%
Clearway Energy Operating LLC 3.75% 1/15/2032 (f)		200,000	186,007
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		325,000	317,132
MidAmerican Energy Co 5.35% 1/15/2034		150,000	157,645
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		100,000	99,094
Pacific Gas and Electric Co 5.9% 10/1/2054		53,000	51,577
Public Service Electric and Gas Co 4.65% 3/15/2033		100,000	101,184
Puget Sound Energy Inc 5.448% 6/1/2053		100,000	97,869
Wisconsin Power and Light Co 4.95% 4/1/2033		50,000	51,199
			1,061,707
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 2.45% 1/15/2031		400,000	370,918
Multi-Utilities - 0.2%
New York State Electric & Gas Corp 5.3% 8/15/2034 (f)		100,000	104,420
TOTAL UTILITIES			1,537,045
TOTAL UNITED STATES			12,523,315
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $17,744,899)			18,052,197

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Terna - Rete Elettrica Nazionale 2.375% (c)(d)(e)	EUR	100,000	116,833
NETHERLANDS - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
TenneT Holding BV 4.625% (c)(d)(e)	EUR	100,000	126,157
TOTAL PREFERRED SECURITIES (Cost $221,136)			242,990

U.S. Government Agency - Mortgage Securities - 14.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.9%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	192,785	171,988
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	101,410	94,674
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	173,753	145,130
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	82,367	71,687
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	819,815	743,375
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	494,132	490,612
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	238,840	240,623
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	169,401	170,809
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	174,001	175,545
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	87,511	88,288
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	114,870	117,151
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	44,625	46,433
Freddie Mac Gold Pool 1.5% 12/1/2031	118,988	113,988
Freddie Mac Gold Pool 2% 1/1/2052	656,831	547,397
Freddie Mac Gold Pool 2% 10/1/2051	957,238	795,260
Freddie Mac Gold Pool 2% 3/1/2052	189,355	157,807
Freddie Mac Gold Pool 2% 4/1/2051	69,724	58,304
Freddie Mac Gold Pool 2.5% 2/1/2052	646,501	562,673
Freddie Mac Gold Pool 2.5% 3/1/2052	817,459	711,463
Freddie Mac Gold Pool 3.5% 6/1/2052	73,730	69,640
Freddie Mac Gold Pool 4% 12/1/2052	291,183	283,275
Freddie Mac Gold Pool 5% 6/1/2053	163,304	164,819
Freddie Mac Gold Pool 5% 7/1/2054	498,749	501,974
Freddie Mac Gold Pool 5.5% 10/1/2053	156,253	159,357
Freddie Mac Gold Pool 6% 10/1/2053	456,950	470,326
Freddie Mac Gold Pool 6.5% 1/1/2053	43,188	45,130
Freddie Mac Gold Pool 6.5% 6/1/2053	39,089	40,763
Uniform Mortgage Backed Securities 2.5% 3/1/2056 (b)	175,000	151,546
TOTAL UNITED STATES		7,390,037
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,468,023)		7,390,037

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Tennessee Valley Authority 1.5% 9/15/2031 (Cost $199,979)	200,000	178,505

U.S. Treasury Obligations - 41.5%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/19/2026	4.08	500,000	499,143
US Treasury Bonds 4.25% 2/15/2054	4.03 to 4.79	455,000	426,225
US Treasury Bonds 4.25% 8/15/2054	3.97 to 4.97	530,000	496,585
US Treasury Bonds 4.5% 11/15/2054	4.77 to 4.80	530,000	517,785
US Treasury Bonds 4.625% 11/15/2045	4.68 to 4.79	1,260,000	1,268,269
US Treasury Bonds 4.625% 2/15/2055 (h)	4.50 to 5.05	1,720,000	1,715,431
US Treasury Bonds 4.625% 5/15/2054	4.43 to 4.64	350,000	348,879
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.93	700,000	712,387
US Treasury Bonds 4.75% 8/15/2055	4.73	180,000	183,290
US Treasury Notes 2.875% 5/15/2032	3.00	63,000	60,259
US Treasury Notes 3.5% 1/31/2028	3.59 to 4.86	53,000	53,101
US Treasury Notes 3.625% 9/30/2031	3.60 to 4.23	1,450,000	1,452,436
US Treasury Notes 3.75% 2/28/2033	3.72	13,000	13,021
US Treasury Notes 3.75% 8/31/2031	3.61 to 3.82	730,000	735,988
US Treasury Notes 3.875% 12/31/2032	3.95	1,160,000	1,171,419
US Treasury Notes 3.875% 8/31/2032	3.87	300,000	303,305
US Treasury Notes 3.875% 9/30/2029	3.46	55,000	55,795
US Treasury Notes 4% 1/31/2031	4.16 to 4.72	800,000	816,813
US Treasury Notes 4% 1/31/2033	4.06	620,000	630,656
US Treasury Notes 4% 11/15/2035	4.12 to 4.19	1,175,000	1,179,223
US Treasury Notes 4% 4/30/2032	3.93	350,000	356,713
US Treasury Notes 4% 6/30/2032	4.18	400,000	407,531
US Treasury Notes 4.125% 10/31/2031	4.39	300,000	307,992
US Treasury Notes 4.125% 11/30/2031	4.13	100,000	102,660
US Treasury Notes 4.125% 2/28/2027	4.05	600,000	603,469
US Treasury Notes 4.125% 2/29/2032	3.88 to 4.19	1,330,000	1,364,861
US Treasury Notes 4.125% 3/31/2032	4.23	350,000	359,201
US Treasury Notes 4.125% 7/31/2031	3.96 to 4.19	1,550,000	1,592,190
US Treasury Notes 4.25% 2/28/2029	4.21	105,000	107,531
US Treasury Notes 4.25% 5/15/2035	4.25 to 4.40	1,120,000	1,148,744
US Treasury Notes 4.25% 8/15/2035	4.10 to 4.22	490,000	502,173
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.34	800,000	844,125
US Treasury Notes 4.625% 9/30/2028	4.60	190,000	195,782
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,189,136)			20,532,982

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $1,650,736)	3.70	1,650,406	1,650,736

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $49,076,634)	49,630,499
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(78,821)
NET ASSETS - 100.0%	49,551,678

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 5Y US Treasury Notes Contracts (United States)	4	6/2026	440,469	2,611

SHORT

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	(10)	3/2026	(1,387,907)	(10,471)
Eurex Euro-Bund Contracts (Germany)	(3)	3/2026	(461,639)	(6,471)
Eurex Euro-Schatz Contracts (Germany)	(5)	3/2026	(632,333)	(860)

TOTAL SHORT				(17,802)

TOTAL FUTURES CONTRACTS				(15,191)
The notional amount of long futures as a percentage of Net Assets is 0.9%.
The notional amount of short futures as a percentage of Net Assets is 5.0%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	54,000	USD	63,798	Goldman Sachs Bank USA	3/2026	8
EUR	67,000	USD	79,213	JPMorgan Chase Bank NA	4/2026	162
USD	20,209	AUD	29,000	JPMorgan Chase Bank NA	4/2026	(424)
USD	2,954,509	EUR	2,460,000	BNP Paribas SA	4/2026	40,150
USD	66,325	EUR	56,000	Goldman Sachs Bank USA	4/2026	(18)
USD	7,143	EUR	6,000	JPMorgan Chase Bank NA	4/2026	34
USD	23,864	EUR	20,000	JPMorgan Chase Bank NA	4/2026	170
USD	156,886	GBP	114,000	Goldman Sachs Bank USA	4/2026	3,227

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						43,309
Unrealized Appreciation						43,751
Unrealized Depreciation						(442)

Currency Abbreviations
AUD	-	Australian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,002,020 or 6.1% of net assets.

(d)	Security is perpetual in nature with no stated maturity date.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,106,021 or 6.3% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,841.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,361,549	6,301,084	7,011,743	38,652	(154)	-	1,650,736	1,650,406	0.0%
Total	2,361,549	6,301,084	7,011,743	38,652	(154)	-	1,650,736

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	251,067	-	251,067	-

Commercial Mortgage Securities	930,072	-	930,072	-

Foreign Government and Government Agency Obligations	401,913	-	401,913	-

Non-Convertible Corporate Bonds
Communication Services	1,777,875	-	1,777,875	-
Consumer Discretionary	201,763	-	201,763	-
Consumer Staples	1,156,795	-	1,156,795	-
Financials	7,101,978	-	7,101,978	-
Health Care	1,072,668	-	1,072,668	-
Industrials	231,929	-	231,929	-
Information Technology	1,244,993	-	1,244,993	-
Materials	625,401	-	625,401	-
Real Estate	1,732,777	-	1,732,777	-
Utilities	2,906,018	-	2,906,018	-

Preferred Securities
Utilities	242,990	-	242,990	-

U.S. Government Agency - Mortgage Securities	7,390,037	-	7,390,037	-

U.S. Government Agency Obligations
Utilities	178,505	-	178,505	-

U.S. Treasury Obligations	20,532,982	-	20,532,982	-

Money Market Funds	1,650,736	1,650,736	-	-
Total Investments in Securities:	49,630,499	1,650,736	47,979,763	-
Derivative Instruments:

Assets
Futures Contracts	2,611	2,611	-	-
Forward Foreign Currency Contracts	43,751	-	43,751	-
Total Assets	46,362	2,611	43,751	-

Liabilities
Futures Contracts	(17,802)	(17,802)	-	-
Forward Foreign Currency Contracts	(442)	-	(442)	-
Total Liabilities	(18,244)	(17,802)	(442)	-
Total Derivative Instruments:	28,118	(15,191)	43,309	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	43,751	(442)
Total Foreign Exchange Risk	43,751	(442)
Interest Rate Risk
Futures Contracts (b)	2,611	(17,802)
Total Interest Rate Risk	2,611	(17,802)
Total Value of Derivatives	46,362	(18,244)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of February 28, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $47,425,898)	$47,979,763
Fidelity Central Funds (cost $1,650,736)	1,650,736

Total Investment in Securities (cost $49,076,634)		$49,630,499
Foreign currency held at value (cost $28,695)		28,511
Unrealized appreciation on forward foreign currency contracts		43,751
Receivable for fund shares sold		208,988
Dividends receivable		61
Interest receivable		449,306
Distributions receivable from Fidelity Central Funds		4,693
Receivable from investment adviser for expense reductions		2,071
Total assets		50,367,880
Liabilities
Payable for investments purchased
Regular delivery	$77,587
Delayed delivery	148,313
Unrealized depreciation on forward foreign currency contracts	442
Payable for fund shares redeemed	451,546
Distributions payable	99,188
Accrued management fee	14,461
Distribution and service plan fees payable	1,091
Payable for daily variation margin on futures contracts	4,165
Other affiliated payables	2,654
Other payables and accrued expenses	16,755
Total liabilities		816,202
Net Assets		$49,551,678
Net Assets consist of:
Paid in capital		$60,353,657
Total accumulated earnings (loss)		(10,801,979)
Net Assets		$49,551,678

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,260,806 ÷ 144,704 shares)(a)		$8.71
Maximum offering price per share (100/96.00 of $8.71)		$9.07
Class M :
Net Asset Value and redemption price per share ($832,051 ÷ 95,498 shares)(a)		$8.71
Maximum offering price per share (100/96.00 of $8.71)		$9.07
Class C :
Net Asset Value and offering price per share ($803,615 ÷ 92,324 shares)(a)		$8.70
Fidelity Environmental Bond Fund :
Net Asset Value, offering price and redemption price per share ($10,777,231 ÷ 1,236,922 shares)		$8.71
Class I :
Net Asset Value, offering price and redemption price per share ($765,124 ÷ 87,887 shares)		$8.71
Class Z :
Net Asset Value, offering price and redemption price per share ($35,112,851 ÷ 4,030,037 shares)		$8.71
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended February 28, 2026 (Unaudited)
Investment Income
Dividends		$3,207
Interest		996,999
Income from Fidelity Central Funds		38,652
Total income		1,038,858
Expenses
Management fee	$85,957
Transfer agent fees	15,950
Distribution and service plan fees	6,489
Independent trustees' fees and expenses	52
Total expenses before reductions	108,448
Expense reductions	(8,302)
Total expenses after reductions		100,146
Net Investment income (loss)		938,712
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(408,317)
Fidelity Central Funds	(154)
Forward foreign currency contracts	(21,183)
Foreign currency transactions	3,645
Futures contracts	21,991
Total net realized gain (loss)		(404,018)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,293,980
Forward foreign currency contracts	17,497
Assets and liabilities in foreign currencies	(854)
Futures contracts	(29,535)
TBA sale commitments	1,507
Total change in net unrealized appreciation (depreciation)		1,282,595
Net gain (loss)		878,577
Net increase (decrease) in net assets resulting from operations		$1,817,289
Statement of Changes in Net Assets

	Six months ended February 28, 2026 (Unaudited)	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$938,712	$1,626,795
Net realized gain (loss)	(404,018)	(478,620)
Change in net unrealized appreciation (depreciation)	1,282,595	218,917
Net increase (decrease) in net assets resulting from operations	1,817,289	1,367,092
Distributions to shareholders	(958,873)	(1,558,498)

Share transactions - net increase (decrease)	1,203,095	10,179,638
Total increase (decrease) in net assets	2,061,511	9,988,232

Net Assets
Beginning of period	47,490,167	37,501,935
End of period	$49,551,678	$47,490,167

Financial Highlights
Fidelity Advisor® Environmental Bond Fund Class A

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.56	$8.62	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.153	.309	.289	.223	.101	.010
Net realized and unrealized gain (loss)	.153	(.073)	.304	(.337)	(1.386)	.101
Total from investment operations	.306	.236	.593	(.114)	(1.285)	.111
Distributions from net investment income	(.156)	(.296)	(.263)	(.306)	(.100) D	(.011)
Distributions from net realized gain	-	-	-	-	(.005) D	-
Total distributions	(.156)	(.296)	(.263)	(.306)	(.105)	(.011)
Net asset value, end of period	$8.71	$8.56	$8.62	$8.29	$8.71	$10.10
Total Return E,F,G	3.61%	2.81%	7.31%	(1.30)%	(12.79)%	1.11%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.70% J	.69%	.69%	.71%	.67%	.65% J
Expenses net of fee waivers, if any	.70 % J	.69%	.69%	.71%	.67%	.65% J
Expenses net of all reductions, if any	.70% J	.69%	.69%	.70%	.67%	.65% J
Net investment income (loss)	3.57% J	3.64%	3.47%	2.66%	1.07%	.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,261	$1,174	$1,011	$1,000	$778	$809
Portfolio turnover rate K	47 % J	50%	97%	84%	198%	12% L

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class M

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.56	$8.62	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.154	.311	.290	.225	.101	.010
Net realized and unrealized gain (loss)	.154	(.074)	.305	(.337)	(1.386)	.101
Total from investment operations	.308	.237	.595	(.112)	(1.285)	.111
Distributions from net investment income	(.158)	(.297)	(.265)	(.308)	(.100) D	(.011)
Distributions from net realized gain	-	-	-	-	(.005) D	-
Total distributions	(.158)	(.297)	(.265)	(.308)	(.105)	(.011)
Net asset value, end of period	$8.71	$8.56	$8.62	$8.29	$8.71	$10.10
Total Return E,F,G	3.62%	2.84%	7.33%	(1.28)%	(12.78)%	1.11%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.67% J	.67%	.68%	.69%	.67%	.65% J
Expenses net of fee waivers, if any	.67 % J	.67%	.68%	.69%	.67%	.65% J
Expenses net of all reductions, if any	.67% J	.67%	.67%	.69%	.66%	.65% J
Net investment income (loss)	3.59% J	3.66%	3.48%	2.68%	1.07%	.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$832	$804	$780	$729	$736	$809
Portfolio turnover rate K	47 % J	50%	97%	84%	198%	12% L

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class C

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.55	$8.62	$8.28	$8.70	$10.09	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.121	.246	.226	.162	.030	(.005)
Net realized and unrealized gain (loss)	.154	(.084)	.315	(.337)	(1.382)	.095
Total from investment operations	.275	.162	.541	(.175)	(1.352)	.090
Distributions from net investment income	(.125)	(.232)	(.201)	(.245)	(.033) D	- E
Distributions from net realized gain	-	-	-	-	(.005) D	-
Total distributions	(.125)	(.232)	(.201)	(.245)	(.038)	- E
Net asset value, end of period	$8.70	$8.55	$8.62	$8.28	$8.70	$10.09
Total Return F,G,H	3.23%	1.93%	6.65%	(2.02)%	(13.42)%	.90%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.44% K	1.44%	1.44%	1.43%	1.42%	1.39% K
Expenses net of fee waivers, if any	1.44 % K	1.44%	1.44%	1.43%	1.42%	1.39% K
Expenses net of all reductions, if any	1.44% K	1.44%	1.43%	1.43%	1.42%	1.39% K
Net investment income (loss)	2.82% K	2.90%	2.72%	1.93%	.32%	(.25)% K
Supplemental Data
Net assets, end of period (000 omitted)	$804	$771	$777	$732	$741	$808
Portfolio turnover rate L	47 % K	50%	97%	84%	198%	12% M

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
EAmount represents less than $.0005 per share.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MAmount not annualized.
Fidelity® Environmental Bond Fund

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.56	$8.62	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.163	.330	.309	.245	.120	.015
Net realized and unrealized gain (loss)	.154	(.074)	.304	(.337)	(1.385)	.101
Total from investment operations	.317	.256	.613	(.092)	(1.265)	.116
Distributions from net investment income	(.167)	(.316)	(.283)	(.328)	(.120) D	(.016)
Distributions from net realized gain	-	-	-	-	(.005) D	-
Total distributions	(.167)	(.316)	(.283)	(.328)	(.125)	(.016)
Net asset value, end of period	$8.71	$8.56	$8.62	$8.29	$8.71	$10.10
Total Return E,F	3.74%	3.06%	7.57%	(1.05)%	(12.60)%	1.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45% I	.45%	.45%	.45%	.45%	.45% I
Expenses net of fee waivers, if any	.45 % I	.45%	.45%	.45%	.45%	.45% I
Expenses net of all reductions, if any	.45% I	.45%	.45%	.45%	.45%	.45% I
Net investment income (loss)	3.81% I	3.89%	3.71%	2.91%	1.29%	.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$10,777	$11,332	$11,610	$10,241	$10,796	$7,663
Portfolio turnover rate J	47 % I	50%	97%	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class I

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.56	$8.62	$8.28	$8.70	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.163	.329	.303	.236	.109	.016
Net realized and unrealized gain (loss)	.154	(.073)	.315	(.339)	(1.372)	.100
Total from investment operations	.317	.256	.618	(.103)	(1.263)	.116
Distributions from net investment income	(.167)	(.316)	(.278)	(.317)	(.132) D	(.016)
Distributions from net realized gain	-	-	-	-	(.005) D	-
Total distributions	(.167)	(.316)	(.278)	(.317)	(.137)	(.016)
Net asset value, end of period	$8.71	$8.56	$8.62	$8.28	$8.70	$10.10
Total Return E,F	3.74%	3.06%	7.63%	(1.18)%	(12.58)%	1.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.55% I	.58%	.57%	.58%	.60%	.40% I
Expenses net of fee waivers, if any	.45 % I	.45%	.52%	.58%	.60%	.40% I
Expenses net of all reductions, if any	.45% I	.45%	.52%	.57%	.59%	.40% I
Net investment income (loss)	3.82% I	3.89%	3.64%	2.79%	1.14%	.74% I
Supplemental Data
Net assets, end of period (000 omitted)	$765	$495	$393	$482	$996	$809
Portfolio turnover rate J	47 % I	50%	97%	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Advisor® Environmental Bond Fund Class Z

	Six months ended February 28, 2026 (Unaudited)	Years ended August 31, 2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.56	$8.62	$8.29	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.167	.336	.316	.252	.130	.017
Net realized and unrealized gain (loss)	.154	(.072)	.305	(.337)	(1.386)	.101
Total from investment operations	.321	.264	.621	(.085)	(1.256)	.118
Distributions from net investment income	(.171)	(.324)	(.291)	(.335)	(.129) D	(.018)
Distributions from net realized gain	-	-	-	-	(.005) D	-
Total distributions	(.171)	(.324)	(.291)	(.335)	(.134)	(.018)
Net asset value, end of period	$8.71	$8.56	$8.62	$8.29	$8.71	$10.10
Total Return E,F	3.78%	3.15%	7.67%	(.96)%	(12.52)%	1.18%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40% I	.40%	.40%	.40%	.40%	.40% I
Expenses net of fee waivers, if any	.36 % I	.36%	.36%	.36%	.36%	.36% I
Expenses net of all reductions, if any	.36% I	.36%	.36%	.36%	.36%	.36% I
Net investment income (loss)	3.91% I	3.98%	3.80%	3.00%	1.38%	.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$35,113	$32,913	$22,930	$19,580	$16,331	$809
Portfolio turnover rate J	47 % I	50%	97%	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended February 28, 2026

1. Organization.
Fidelity Environmental Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Environmental Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund normally invests in issuers whose products or services are intended or likely to have a positive environmental impact. Some industries and sectors might be more likely to issue environmental bonds, and events or factors impacting these sectors may have a greater effect on, and may more adversely affect, the Fund than they would a fund that does not invest in issuers with a common purpose. The Fund also will be affected by a decrease in governmental or other support for environmental initiatives.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carry forwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,276,541
Gross unrealized depreciation	(589,896)
Net unrealized appreciation (depreciation)	$686,645
Tax cost	$48,971,972

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,868,493)
Long-term	(2,022,539)
Total capital loss carryforward	$(10,891,032)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Environmental Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(21,183)	17,497
Total Foreign Exchange Risk	(21,183)	17,497
Interest Rate Risk
Futures Contracts	21,991	(29,535)
Total Interest Rate Risk	21,991	(29,535)
Totals	808	(12,038)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environmental Bond Fund	4,779,782	3,729,630
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,552	1,200
Class M	- %	.25%	1,021	977
Class C	.75%	.25%	3,916	3,815
			6,489	5,992

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	231
Class M	1
232

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	589.10
Class M	277.07
Class C	323.08
Fidelity Environmental Bond Fund	5,570.10
Class I	543.20
Class Z	8,648.05
	15,950

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class I	.45%	284
Class Z	.36%	7,455
		7,739

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $563.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Environmental Bond Fund
Distributions to shareholders
Class A	$22,483	$38,043
Class M	14,909	27,545
Class C	11,300	20,826
Fidelity Environmental Bond Fund	215,488	413,996
Class I	10,531	15,173
Class Z	684,162	1,042,915
Total	$958,873	$1,558,498
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2026	Year ended August 31, 2025	Six months ended February 28, 2026	Year ended August 31, 2025
Fidelity Environmental Bond Fund
Class A
Shares sold	9,973	30,663	$86,073	$257,506
Reinvestment of distributions	2,600	4,461	22,461	37,921
Shares redeemed	(5,022)	(15,213)	(43,284)	(128,206)
Net increase (decrease)	7,551	19,911	$65,250	$167,221
Class M
Shares sold	242	6,053	$2,098	$51,387
Reinvestment of distributions	1,726	3,238	14,905	27,516
Shares redeemed	(393)	(5,821)	(3,377)	(49,049)
Net increase (decrease)	1,575	3,470	$13,626	$29,854
Class C
Shares sold	933	1,428	$8,071	$12,038
Reinvestment of distributions	1,310	2,450	11,300	20,797
Shares redeemed	-	(4,042)	-	(33,780)
Net increase (decrease)	2,243	(164)	$19,371	$(945)
Fidelity Environmental Bond Fund
Shares sold	150,426	194,941	$1,300,494	$1,657,944
Reinvestment of distributions	22,784	44,480	196,792	378,037
Shares redeemed	(259,769)	(262,273)	(2,243,604)	(2,228,692)
Net increase (decrease)	(86,559)	(22,852)	$(746,318)	$(192,711)
Class I
Shares sold	31,496	17,793	$271,312	$150,528
Reinvestment of distributions	1,119	1,646	9,665	13,979
Shares redeemed	(2,644)	(7,131)	(22,889)	(60,971)
Net increase (decrease)	29,971	12,308	$258,088	$103,536
Class Z
Shares sold	541,780	1,425,959	$4,671,306	$12,120,303
Reinvestment of distributions	2,863	4,930	24,738	41,896
Shares redeemed	(358,616)	(245,938)	(3,102,966)	(2,089,516)
Net increase (decrease)	186,027	1,184,951	$1,593,078	$10,072,683
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Environmental Bond Fund	11
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Environmental Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (the retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class I and Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.45% and 0.36%, respectively, through December 31, 2026.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9901919.104
ENB-SANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2026